UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:         10/31

Date of reporting period:       04/30/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	April 30, 2022

Invesco Balanced-Risk Allocation Fund

Nasdaq:

A: ABRZX ∎ C: ABRCX ∎ R: ABRRX ∎ Y: ABRYX ∎ R5: ABRIX ∎ R6: ALLFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
16	Consolidated Financial Statements
19	Consolidated Financial Highlights
20	Notes to Consolidated Financial Statements
29	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.76%
Class C Shares	-4.20
Class R Shares	-3.94
Class Y Shares	-3.68
Class R5 Shares	-3.62
Class R6 Shares	-3.72
S&P 500 Index▼ (Broad Market Index)	-9.65
Custom Invesco Balanced-Risk Allocation Style Index∎ (Style-Specific Index)	-10.39
Lipper Alternative Global Macro Funds Index◆ (Peer Group Index)	-5.52

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Custom Invesco Balanced-Risk Allocation Style Index is composed of 60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Bloomberg U.S. Aggregate Bond Index. The MSCI World Index is considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors. The Bloomberg U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The JP Morgan GBI Global (Traded) Index is considered representative of fixed-rate debt of developed government bond markets.

    The Lipper Alternative Global Macro Funds Index is an unmanaged index considered representative of alternative global macro funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (6/2/09)	6.20%
10 Years	4.07
5 Years	4.06
1 Year	-5.93

Class C Shares
Inception (6/2/09)	6.15%
10 Years	4.05
5 Years	4.43
1 Year	-2.03

Class R Shares
Inception (6/2/09)	6.38%
10 Years	4.39
5 Years	4.97
1 Year	-0.75

Class Y Shares
Inception (6/2/09)	6.92%
10 Years	4.92
5 Years	5.48
1 Year	-0.29

Class R5 Shares
Inception (6/2/09)	6.96%
10 Years	4.97
5 Years	5.54
1 Year	-0.14

Class R6 Shares
10 Years	5.02%
5 Years	5.61
1 Year	-0.18

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-34.28%
U.S. Treasury Bills-13.37%(a)
U.S. Treasury Bills	0.13%	06/09/2022	$111,300	$111,284,204

U.S. Treasury Bills	0.37%	07/21/2022	104,100	103,910,500

U.S. Treasury Bills	0.73%	09/08/2022	77,000	76,708,563

				291,903,267

U.S. Treasury Floating Rate Notes-20.91%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.96%	07/31/2022	160,520	160,602,902

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.90%	01/31/2024	150,000	150,203,362

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	0.84%	04/30/2024	146,000	146,014,653

				456,820,917

Total U.S. Treasury Securities (Cost $748,618,198)				748,724,184

		Expiration Date
Commodity-Linked Securities-6.23%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		11/30/2022	34,050	58,567,142

RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		12/05/2022	44,800	77,627,328

Total Commodity-Linked Securities (Cost $99,639,550)				136,194,470

			Shares
Money Market Funds-50.79%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f)			267,682,801	267,682,801

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(e)(f)			66,213,724	66,200,481

Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.32%(e)(f)			220,363,735	220,363,735

Invesco Treasury Obligations Portfolio, Institutional Class, 0.32%(e)(f)			501,000,000	501,000,000

Invesco Treasury Portfolio, Institutional Class, 0.23%(e)(f)			54,264,915	54,264,915

Total Money Market Funds (Cost $1,109,487,434)				1,109,511,932

Options Purchased-1.71% (Cost $32,792,317)(g)				37,412,507

TOTAL INVESTMENTS IN SECURITIES-93.01% (Cost $1,990,537,499)				2,031,843,093

OTHER ASSETS LESS LIABILITIES-6.99%				152,614,128

NET ASSETS-100.00%				$2,184,457,221

Investment Abbreviations:

EMTN - European Medium-Term Notes

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $136,194,470, which represented 6.23% of the Fund’s Net Assets.

(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 389,413,824	$ 377,435,251	$(499,166,274)	$-	$-	$267,682,801	$78,396
Invesco Liquid Assets Portfolio, Institutional Class	129,916,815	269,596,609	(333,261,625)	(77,395)	26,077	66,200,481	30,238
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	143,068,345	670,835,161	(593,539,771)	-	-	220,363,735	80,132
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	(23,000,000)	-	-	501,000,000	173,329
Invesco Treasury Portfolio, Institutional Class	156,128,941	431,354,573	(533,218,599)	-	-	54,264,915	20,135
Total	$1,342,527,925	$1,749,221,594	$(1,982,186,269)	$(77,395)	$26,077	$1,109,511,932	$382,230

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	06/17/2022	140	EUR	3,750.00	EUR	5,250,000	$ 220,801
EURO STOXX 50 Index	Put	06/17/2022	140	EUR	3,800.00	EUR	5,320,000	253,737
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,850.00	EUR	5,390,000	427,424
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,800.00	EUR	5,320,000	481,479
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	4,050.00	EUR	5,670,000	678,206
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,900.00	EUR	5,460,000	552,815
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,900.00	EUR	5,460,000	465,528
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	4,000.00	EUR	5,600,000	551,043
EURO STOXX 50 Index	Put	03/17/2023	130	EUR	4,150.00	EUR	5,395,000	774,312
EURO STOXX 50 Index	Put	01/20/2023	130	EUR	4,000.00	EUR	5,200,000	611,797
EURO STOXX 50 Index	Put	02/17/2023	140	EUR	3,600.00	EUR	5,040,000	406,008
EURO STOXX 50 Index	Put	04/21/2023	140	EUR	3,700.00	EUR	5,180,000	492,852
FTSE 100 Index	Put	05/20/2022	70	GBP	6,775.00	GBP	4,742,500	13,203
FTSE 100 Index	Put	06/17/2022	70	GBP	6,700.00	GBP	4,690,000	36,089
FTSE 100 Index	Put	07/15/2022	70	GBP	6,400.00	GBP	4,480,000	38,729
FTSE 100 Index	Put	08/19/2022	70	GBP	6,625.00	GBP	4,637,500	87,581
FTSE 100 Index	Put	09/16/2022	70	GBP	6,750.00	GBP	4,725,000	125,431
FTSE 100 Index	Put	10/21/2022	70	GBP	6,650.00	GBP	4,655,000	138,194
FTSE 100 Index	Put	11/18/2022	70	GBP	6,900.00	GBP	4,830,000	204,210
FTSE 100 Index	Put	12/16/2022	70	GBP	6,800.00	GBP	4,760,000	207,731
FTSE 100 Index	Put	01/20/2023	70	GBP	7,350.00	GBP	5,145,000	380,253
FTSE 100 Index	Put	02/17/2023	70	GBP	7,175.00	GBP	5,022,500	346,805
FTSE 100 Index	Put	03/17/2023	70	GBP	7,025.00	GBP	4,917,500	326,120
FTSE 100 Index	Put	04/21/2023	70	GBP	7,250.00	GBP	5,075,000	404,019
MSCI Emerging Markets Index	Put	05/20/2022	82	USD	1,280.00	USD	10,496,000	1,794,570

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased–(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	06/17/2022	82	USD	1,330.00	USD	10,906,000	$ 2,254,180
MSCI Emerging Markets Index	Put	07/15/2022	82	USD	1,310.00	USD	10,742,000	2,129,950
MSCI Emerging Markets Index	Put	04/21/2023	82	USD	1,110.00	USD	9,102,000	1,041,400
MSCI Emerging Markets Index	Put	08/19/2022	82	USD	1,220.00	USD	10,004,000	1,449,350
MSCI Emerging Markets Index	Put	09/16/2022	82	USD	1,250.00	USD	10,250,000	1,688,790
MSCI Emerging Markets Index	Put	10/21/2022	82	USD	1,180.00	USD	9,676,000	1,223,440
MSCI Emerging Markets Index	Put	11/18/2022	82	USD	1,210.00	USD	9,922,000	1,459,600
MSCI Emerging Markets Index	Put	12/16/2022	82	USD	1,170.00	USD	9,594,000	1,224,260
MSCI Emerging Markets Index	Put	01/20/2023	82	USD	1,180.00	USD	9,676,000	1,307,900
MSCI Emerging Markets Index	Put	02/17/2023	82	USD	1,170.00	USD	9,594,000	1,271,000
MSCI Emerging Markets Index	Put	03/17/2023	82	USD	1,130.00	USD	9,266,000	1,090,600
Nikkei 225 Index	Put	06/10/2022	40	JPY	27,250.00	JPY	1,090,000,000	309,767
Nikkei 225 Index	Put	06/10/2022	40	JPY	27,500.00	JPY	1,100,000,000	348,295
Nikkei 225 Index	Put	09/09/2022	40	JPY	27,500.00	JPY	1,100,000,000	540,936
Nikkei 225 Index	Put	09/09/2022	40	JPY	26,500.00	JPY	1,060,000,000	413,023
Nikkei 225 Index	Put	09/09/2022	40	JPY	27,250.00	JPY	1,090,000,000	502,408
Nikkei 225 Index	Put	12/09/2022	40	JPY	27,250.00	JPY	1,090,000,000	651,898
Nikkei 225 Index	Put	12/09/2022	40	JPY	26,750.00	JPY	1,070,000,000	577,923
Nikkei 225 Index	Put	12/09/2022	40	JPY	28,250.00	JPY	1,130,000,000	830,668
Nikkei 225 Index	Put	03/10/2023	40	JPY	28,500.00	JPY	1,140,000,000	986,323
Nikkei 225 Index	Put	03/10/2023	39	JPY	25,500.00	JPY	994,500,000	509,382
Nikkei 225 Index	Put	03/10/2023	39	JPY	25,750.00	JPY	1,004,250,000	537,931
Nikkei 225 Index	Put	06/09/2023	40	JPY	27,250.00	JPY	1,090,000,000	875,361
S&P 500 Index	Put	05/20/2022	10	USD	4,050.00	USD	4,050,000	83,250
S&P 500 Index	Put	06/17/2022	10	USD	4,050.00	USD	4,050,000	131,550
S&P 500 Index	Put	07/15/2022	10	USD	4,150.00	USD	4,150,000	204,350
S&P 500 Index	Put	08/19/2022	10	USD	4,250.00	USD	4,250,000	284,450
S&P 500 Index	Put	09/16/2022	10	USD	4,375.00	USD	4,375,000	369,850
S&P 500 Index	Put	10/21/2022	10	USD	4,175.00	USD	4,175,000	300,150
S&P 500 Index	Put	11/18/2022	10	USD	4,450.00	USD	4,450,000	449,400
S&P 500 Index	Put	12/16/2022	10	USD	4,475.00	USD	4,475,000	475,000
S&P 500 Index	Put	01/20/2023	10	USD	4,650.00	USD	4,650,000	586,850
S&P 500 Index	Put	02/17/2023	9	USD	4,375.00	USD	3,937,500	401,535
S&P 500 Index	Put	03/17/2023	10	USD	4,225.00	USD	4,225,000	391,400
S&P 500 Index	Put	04/21/2023	10	USD	4,425.00	USD	4,425,000	491,400
Total Index Options Purchased								$37,412,507
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	477	June-2022	$50,299,650	$1,779,556	$1,779,556

Gasoline Reformulated Blendstock Oxygenate Blending	374	May-2022	54,073,219	2,644,567	2,644,567

Natural Gas	75	November-2022	5,619,750	1,059,975	1,059,975

New York Harbor Ultra-Low Sulfur Diesel	253	May-2022	42,686,767	7,809,090	7,809,090

Silver	370	July-2022	42,707,250	(3,887,471)	(3,887,471)

WTI Crude	504	July-2022	50,843,520	1,707,479	1,707,479

Subtotal				11,113,196	11,113,196

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini Russell 2000 Index	1,835	June-2022	$170,774,275	$(13,292,507)	$(13,292,507)

E-Mini S&P 500 Index	313	June-2022	64,595,375	(4,000,585)	(4,000,585)

EURO STOXX 50 Index	940	June-2022	37,048,165	503,192	503,192

FTSE 100 Index	530	June-2022	50,070,292	2,339,745	2,339,745

MSCI Emerging Market Index	1,035	June-2022	54,720,450	(2,562,654)	(2,562,654)

Nikkei 225 Index	387	June-2022	80,128,607	4,142,916	4,142,916

Subtotal				(12,869,893)	(12,869,893)

Interest Rate Risk

Australia 10 Year Bonds	3,805	June-2022	333,740,182	(17,167,588)	(17,167,588)

Canada 10 Year Bonds	2,825	June-2022	277,871,015	(21,227,807)	(21,227,807)

Euro-Bund	1,535	June-2022	248,715,756	(10,465,410)	(10,465,410)

Japan 10 Year Bonds	138	June-2022	159,102,755	(851,360)	(851,360)

Long Gilt	1,455	June-2022	216,696,678	(6,865,419)	(6,865,419)

U.S. Treasury Long Bonds	1,083	June-2022	152,364,563	(15,769,616)	(15,769,616)

Subtotal				(72,347,200)	(72,347,200)

Total Futures Contracts				$(74,103,897)	$(74,103,897)

(a)	Futures contracts collateralized by $110,020,001 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25%	Monthly	98,300	March-2023	USD	38,068,110	$–	$3,269,055	$3,269,055

Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	178,300	February-2023	USD	39,273,570	–	0	0

Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	76,000	March-2023	USD	11,992,762	–	0	0

Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	27,900	February-2023	USD	25,307,097	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	261,000	February-2023	USD	40,404,862	–	0	0

Royal Bank of Canada	Receive	RBC Enhanced Agricultural Basket 07 Excess Return Index	0.40	Monthly	306,000	July-2022	USD	45,030,623	–	0	0

Subtotal - Appreciation									–	3,269,055	3,269,055

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	31,500	November-2022	USD	26,622,112	$–	$(1,391,616)	$(1,391,616)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	275,000	February-2023	USD	34,261,398	–	(1,452,770)	(1,452,770)

Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	Monthly	22,900	December-2022	USD	27,777,379	–	(164,651)	(164,651)

J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Copper Excess Return Index	0.25	Monthly	18,800	April-2023	USD	11,489,419	–	(386,445)	(386,445)

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	223,500	March-2023	USD	31,783,622	–	(371,345)	(371,345)

Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	398,000	February-2023	USD	28,582,649	–	(324,728)	(324,728)

Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	207,000	July-2022	USD	207,000	–	(1,916,197)	(1,916,197)

Subtotal – Depreciation									–	(6,007,752)	(6,007,752)

Total – Total Return Swap Agreements									$–	$(2,738,697)	$(2,738,697)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $26,480,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

									Upfront
			Floating						Payments		Unrealized
	Pay/	Reference	Rate	Payment	Number of				Paid		Appreciation
Counterparty	Receive	Entity(c)	Index	Frequency	Contracts	Maturity Date	Notional Value		(Received)	Value	(Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.170%	Monthly	378,458	September-2022	JPY	980,085,113	$–	$33,770	$33,770

Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.440%	Monthly	2,074,732	July-2022	JPY	5,316,811,960	–	617,264	617,264

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.430%	Monthly	1,475,363	July-2022	JPY	3,780,838,992	–	438,942	438,942

Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.450%	Monthly	120,000	July-2022	JPY	307,518,000	–	35,702	35,702

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.155%	Monthly	3,300	May-2022	GBP	12,947,171	–	25,943	25,943

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
			Floating						Payments		Unrealized
	Pay/	Reference	Rate	Payment	Number of				Paid		Appreciation
Counterparty	Receive	Entity(c)	Index	Frequency	Contracts	Maturity Date	Notional Value		(Received)	Value	(Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.160%	Monthly	3,300	May-2022	GBP	12,947,171	$–	$25,943	$25,943

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Minimum Volatility Index	SONIA + 0.160%	Monthly	2,297	May-2022	GBP	9,012,015	–	18,058	18,058

Subtotal – Appreciation									–	1,195,622	1,195,622

Equity Risk

BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.720%	Monthly	11,600	September-2022	EUR	36,109,524	–	(157,373)	(157,373)

BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.380%	Monthly	6,300	June-2022	EUR	31,646,034	–	(377,971)	(377,971)

BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 1.320%	Monthly	500	June-2022	EUR	2,511,590	–	(29,998)	(29,998)

BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 1.150%	Monthly	700	June-2022	EUR	2,673,972	–	(47,098)	(47,098)

BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.140%	Monthly	362,482	September-2022	JPY	1,004,060,641	–	(194,124)	(194,124)

BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	SOFR - 0.250%	Monthly	5,420	September-2022	USD	28,393,971	–	(1,399,661)	(1,399,661)

BNP Paribas S.A.	Receive	MSCI USA Momentum Net Total Return Index	SOFR - 0.240%	Monthly	7,165	May-2022	USD	26,991,630	–	(2,098,513)	(2,098,513)

BNP Paribas S.A.	Receive	MSCI USA Quality Index	SOFR - 0.220%	Monthly	500	May-2022	USD	2,003,545	–	(94,505)	(94,505)

BNP Paribas S.A.	Receive	MSCI USA Quality Index	SOFR - 0.260%	Monthly	6,294	May-2022	USD	25,220,624	–	(1,189,629)	(1,189,629)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
			Floating						Payments		Unrealized
	Pay/	Reference	Rate	Payment	Number of				Paid		Appreciation
Counterparty	Receive	Entity(c)	Index	Frequency	Contracts	Maturity Date	Notional Value		(Received)	Value	(Depreciation)

Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	1,750	November-2022	USD	12,398,943	$–	$(497,742)	$(497,742)

Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	2,490	November-2022	USD	17,599,021	–	(665,313)	(665,313)

Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	13,229	June-2022	USD	26,839,524	–	(725,478)	(725,478)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.280%	Monthly	1,329,951	July-2022	JPY	3,611,854,327	–	(157,001)	(157,001)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.280%	Monthly	150,000	July-2022	JPY	407,367,000	–	(17,708)	(17,708)

Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.310%	Monthly	1,920,049	July-2022	JPY	5,214,430,673	–	(226,663)	(226,663)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	3,155	May-2022	USD	6,400,990	–	(173,020)	(173,020)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	1,344	July-2022	USD	2,746,894	–	(93,838)	(93,838)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
			Floating						Payments		Unrealized
	Pay/	Reference	Rate	Payment	Number of				Paid		Appreciation
Counterparty	Receive	Entity(c)	Index	Frequency	Contracts	Maturity Date	Notional Value		(Received)	Value	(Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	11,980	September-2022	USD	24,305,503	$–	$(656,983)	$(656,983)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	1,938	June-2022	USD	22,657,720	–	(984,616)	(984,616)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	2,196	June-2022	USD	25,674,073	–	(1,115,695)	(1,115,695)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	580	June-2022	USD	6,780,948	–	(294,674)	(294,674)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.155%	Monthly	1,837	May-2022	GBP	11,918,568	–	(247,794)	(247,794)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.160%	Monthly	1,663	May-2022	GBP	10,789,645	–	(224,323)	(224,323)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.160%	Monthly	1,838	May-2022	GBP	11,925,056	–	(247,929)	(247,929)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.155%	Monthly	875	May-2022	GBP	11,834,454	–	(185,840)	(185,840)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.160%	Monthly	826	May-2022	GBP	11,171,724	–	(175,433)	(175,433)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Momentum Index	SONIA + 0.160%	Monthly	875	May-2022	GBP	11,834,454	–	(185,840)	(185,840)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.880%	Monthly	6,055	July-2022	USD	12,284,626	–	(332,056)	(332,056)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
			Floating						Payments		Unrealized
	Pay/	Reference	Rate	Payment	Number of				Paid		Appreciation
Counterparty	Receive	Entity(c)	Index	Frequency	Contracts	Maturity Date	Notional Value		(Received)	Value	(Depreciation)

Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.950%	Monthly	8,017	September-2022	USD	16,265,210	$–	$(439,652)	$(439,652)

Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.950%	Monthly	8,888	July-2022	EUR	33,951,805	–	(598,011)	(598,011)

Subtotal – Depreciation									–	(13,834,481)	(13,834,481)

Total – Total Return Swap Agreements									$–	$(12,638,859)	$(12,638,859)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $26,480,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts

	Coffee	5.48%

	Corn	5.99

	Cotton	20.30

	Lean Hogs	0.55

	Live Cattle	0.73

	Soybean	19.84

	Soybean Oil	12.84

	Soymeal	21.32

	Sugar	5.83

	Wheat	7.12

	Total	100.00%

RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts

	Coffee	5.48%

	Corn	5.99

	Cotton	20.30

	Lean Hogs	0.55

	Live Cattle	0.73

	Soybean	19.84

	Soybean Oil	12.84

	Soymeal	21.32

	Sugar	5.83

	Wheat	7.12

	Total	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts

	Gas Oil	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Balanced-Risk Allocation Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Merrill Lynch Gold Excess Return Index

	Long Futures Contracts

	Gold	100.00%

MLCX Aluminum Annual Excess Return Index

	Long Futures Contracts

	Aluminum	100.00%

MLCX Dynamic Enhanced Copper Excess Return Index

	Long Futures Contracts

	Copper	100.00%

MLCX Natural Gas Annual Excess Return Index

	Long Futures Contracts

	Natural Gas	100.00%

Barclays Commodity Strategy 1452 Excess Return Index

	Long Futures Contracts

	Copper	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

	Long Futures Contracts

	Copper	100.00%

Single Commodity Index Excess Return

	Long Futures Contracts

	Gold	100.00%

J.P. Morgan Contag Copper Excess Return Index

	Long Futures Contracts

	Copper	100.00%

S&P GSCI Gold Index Excess Return

	Long Futures Contracts

	Gold	100.00%

Macquarie Aluminium Dynamic Selection Index

	Long Futures Contracts

	Aluminum	100.00%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts

	Aluminum	100.00%

Abbreviations:

EMU	–European Economic and Monetary Union
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
JPY	–Japanese Yen
LIBOR	–London Interbank Offered Rate
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Balanced-Risk Allocation Fund

Target Risk Contribution and Notional Asset Weights as of April 30, 2022

By asset class

Asset Class	Target Risk Contribution*	Notional Asset Weights**

Equities and Options	44.88%	71.22%

Fixed Income	16.96	65.29

Commodities	38.16	36.23

Total	100.00	172.74

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $881,050,065)	$922,331,161

Investments in affiliated money market funds, at value (Cost $1,109,487,434)	1,109,511,932

Other investments:
Swaps receivable – OTC	19,777,592

Unrealized appreciation on swap agreements – OTC	4,464,677

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	110,020,001

Cash collateral – OTC Derivatives	26,480,000

Foreign currencies, at value (Cost $43,678,329)	41,880,438

Due from broker	2,900,000

Receivable for:
Investments sold	150,829,695

Fund shares sold	1,344,370

Dividends	200,830

Interest	746,112

Investment for trustee deferred compensation and retirement plans	541,120

Other assets	93,441

Total assets	2,391,121,369

Liabilities:

Other investments:
Variation margin payable - futures contracts	11,454,657

Swaps payable – OTC	4,645,349

Unrealized depreciation on swap agreements–OTC	19,842,233

Payable for:
Investments purchased	146,006,613

Fund shares reacquired	1,831,026

Amount due custodian	12,634,529

Accrued fees to affiliates	1,198,542

Accrued other operating expenses	52,156

Collateral with broker - OTC Derivatives	8,400,000

Trustee deferred compensation and retirement plans	599,043

Total liabilities	206,664,148

Net assets applicable to shares outstanding	$2,184,457,221

Net assets consist of:

Shares of beneficial interest	$2,312,063,079

Distributable earnings (loss)	(127,605,858)

$2,184,457,221

Net Assets:
Class A	$994,614,079

Class C	$134,360,968

Class R	$17,774,698

Class Y	$979,224,314

Class R5	$14,749,684

Class R6	$43,733,478

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	107,923,385

Class C	15,634,103

Class R	1,978,794

Class Y	103,713,393

Class R5	1,561,354

Class R6	4,616,796

Class A:
Net asset value per share	$9.22

Maximum offering price per share (Net asset value of $9.22 ÷ 94.50%)	$9.76

Class C:
Net asset value and offering price per share	$8.59

Class R:
Net asset value and offering price per share	$8.98

Class Y:
Net asset value and offering price per share	$9.44

Class R5:
Net asset value and offering price per share	$9.45

Class R6:
Net asset value and offering price per share	$9.47

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$1,251,632

Dividends from affiliated money market funds (net of foreign withholding taxes of $ 12,341)	382,230

Total investment income	1,633,862

Expenses:

Advisory fees	10,239,070

Administrative services fees	164,199

Custodian fees	29,613

Distribution fees:
Class A	1,301,077

Class C	760,480

Class R	44,211

Transfer agent fees – A, C, R and Y	1,321,708

Transfer agent fees – R5	7,796

Transfer agent fees – R6	7,712

Trustees’ and officers’ fees and benefits	16,180

Registration and filing fees	66,866

Reports to shareholders	14,603

Professional services fees	33,644

Other	241,394

Total expenses	14,248,553

Less: Fees waived and/or expense offset arrangement(s)	(263,408)

Net expenses	13,985,145

Net investment income (loss)	(12,351,283)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	13,270,883

Affiliated investment securities	26,077

Foreign currencies	(3,641,065)

Futures contracts	(77,757,557)

Swap agreements	2,309,730

(65,791,932)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	46,991,039

Affiliated investment securities	(77,395)

Foreign currencies	(3,702,099)

Futures contracts	(31,969,521)

Swap agreements	(19,073,190)

(7,831,166)

Net realized and unrealized gain (loss)	(73,623,098)

Net increase (decrease) in net assets resulting from operations	$(85,974,381)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income (loss)	$(12,351,283)	$(29,679,403)

Net realized gain (loss)	(65,791,932)	484,770,750

Change in net unrealized appreciation (depreciation)	(7,831,166)	14,666,344

Net increase (decrease) in net assets resulting from operations	(85,974,381)	469,757,691

Distributions to shareholders from distributable earnings:
Class A	(225,061,517)	(10,563,728)

Class C	(34,535,946)	(1,416,700)

Class R	(3,731,479)	(148,478)

Class Y	(220,623,925)	(15,303,622)

Class R5	(3,417,238)	(246,913)

Class R6	(9,736,632)	(2,626,550)

Total distributions from distributable earnings	(497,106,737)	(30,305,991)

Share transactions-net:
Class A	165,922,674	91,241,745

Class C	7,227,916	(235,030,332)

Class R	4,551,927	(364,637)

Class Y	174,759,285	(125,674,098)

Class R5	1,976,869	(1,898,401)

Class R6	6,089,474	(131,933,646)

Net increase (decrease) in net assets resulting from share transactions	360,528,145	(403,659,369)

Net increase (decrease) in net assets	(222,552,973)	35,792,331

Net assets:
Beginning of period	2,407,010,194	2,371,217,863

End of period	$2,184,457,221	$2,407,010,194

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$12.09	$(0.06)	$(0.29)	$(0.35)	$(1.43)	$(1.09)	$(2.52)	$9.22	(3.76)%	$994,614	1.29	%(d)	1.31	%(d)	(1.15	)%(d)	58%
Year ended 10/31/21	10.12	(0.15)	2.25	2.10	(0.13)	–	(0.13)	12.09	20.91	1,093,094	1.31		1.33		(1.26)		16
Year ended 10/31/20	11.33	(0.05)	0.01	(0.04)	(0.67)	(0.50)	(1.17)	10.12	(0.55)	831,513	1.24		1.30		(0.53)		81
Year ended 10/31/19	10.21	0.10	1.02	1.12	–	–	–	11.33	10.97	968,345	1.24		1.29		0.95		11
Year ended 10/31/18	11.28	0.03	(0.40)	(0.37)	–	(0.70)	(0.70)	10.21	(3.57)	1,016,131	1.21		1.27		0.32		116
Year ended 10/31/17	11.34	(0.05)	0.87	0.82	(0.41)	(0.47)	(0.88)	11.28	7.76	1,337,537	1.22		1.28		(0.49)		12
Class C
Six months ended 04/30/22	11.36	(0.09)	(0.28)	(0.37)	(1.31)	(1.09)	(2.40)	8.59	(4.20)	134,361	2.04	(d)	2.06	(d)	(1.90	)(d)	58
Year ended 10/31/21	9.50	(0.22)	2.12	1.90	(0.04)	–	(0.04)	11.36	20.04	167,794	2.06		2.08		(2.01)		16
Year ended 10/31/20	10.69	(0.12)	0.00	(0.12)	(0.57)	(0.50)	(1.07)	9.50	(1.36)	349,294	1.99		2.05		(1.28)		81
Year ended 10/31/19	9.70	0.02	0.97	0.99	–	–	–	10.69	10.21	527,251	1.99		2.04		0.20		11
Year ended 10/31/18	10.83	(0.04)	(0.39)	(0.43)	–	(0.70)	(0.70)	9.70	(4.31)	735,308	1.96		2.02		(0.43)		116
Year ended 10/31/17	10.90	(0.12)	0.84	0.72	(0.32)	(0.47)	(0.79)	10.83	7.05	1,051,038	1.97		2.03		(1.24)		12
Class R
Six months ended 04/30/22	11.82	(0.07)	(0.29)	(0.36)	(1.39)	(1.09)	(2.48)	8.98	(3.94)	17,775	1.54	(d)	1.56	(d)	(1.40	)(d)	58
Year ended 10/31/21	9.90	(0.17)	2.19	2.02	(0.10)	–	(0.10)	11.82	20.52	17,666	1.56		1.58		(1.51)		16
Year ended 10/31/20	11.10	(0.08)	0.02	(0.06)	(0.64)	(0.50)	(1.14)	9.90	(0.77)	15,202	1.49		1.55		(0.78)		81
Year ended 10/31/19	10.02	0.07	1.01	1.08	–	–	–	11.10	10.78	18,343	1.49		1.54		0.70		11
Year ended 10/31/18	11.11	0.01	(0.40)	(0.39)	–	(0.70)	(0.70)	10.02	(3.82)	19,989	1.46		1.52		0.07		116
Year ended 10/31/17	11.18	(0.07)	0.85	0.78	(0.38)	(0.47)	(0.85)	11.11	7.48	23,518	1.47		1.53		(0.74)		12
Class Y
Six months ended 04/30/22	12.34	(0.05)	(0.30)	(0.35)	(1.46)	(1.09)	(2.55)	9.44	(3.68)	979,224	1.04	(d)	1.06	(d)	(0.90	)(d)	58
Year ended 10/31/21	10.33	(0.12)	2.29	2.17	(0.16)	–	(0.16)	12.34	21.18	1,062,698	1.06		1.08		(1.01)		16
Year ended 10/31/20	11.55	(0.03)	0.01	(0.02)	(0.70)	(0.50)	(1.20)	10.33	(0.34)	1,000,148	0.99		1.05		(0.28)		81
Year ended 10/31/19	10.37	0.13	1.05	1.18	–	–	–	11.55	11.38	1,431,442	0.99		1.04		1.20		11
Year ended 10/31/18	11.43	0.06	(0.42)	(0.36)	–	(0.70)	(0.70)	10.37	(3.42)	1,718,473	0.96		1.02		0.57		116
Year ended 10/31/17	11.47	(0.02)	0.88	0.86	(0.43)	(0.47)	(0.90)	11.43	8.15	2,147,497	0.97		1.03		(0.24)		12
Class R5
Six months ended 04/30/22	12.35	(0.04)	(0.30)	(0.34)	(1.47)	(1.09)	(2.56)	9.45	(3.62)	14,750	1.02	(d)	1.04	(d)	(0.88	)(d)	58
Year ended 10/31/21	10.34	(0.12)	2.30	2.18	(0.17)	–	(0.17)	12.35	21.22	16,750	1.02		1.04		(0.97)		16
Year ended 10/31/20	11.56	(0.03)	0.02	(0.01)	(0.71)	(0.50)	(1.21)	10.34	(0.26)	15,707	0.94		1.00		(0.23)		81
Year ended 10/31/19	10.38	0.14	1.04	1.18	–	–	–	11.56	11.37	45,497	0.92		0.97		1.27		11
Year ended 10/31/18	11.43	0.07	(0.42)	(0.35)	–	(0.70)	(0.70)	10.38	(3.34)	50,691	0.92		0.98		0.61		116
Year ended 10/31/17	11.48	(0.01)	0.87	0.86	(0.44)	(0.47)	(0.91)	11.43	8.12	119,103	0.92		0.98		(0.19)		12
Class R6
Six months ended 04/30/22	12.38	(0.04)	(0.31)	(0.35)	(1.47)	(1.09)	(2.56)	9.47	(3.65)	43,733	0.95	(d)	0.97	(d)	(0.81	)(d)	58
Year ended 10/31/21	10.37	(0.11)	2.30	2.19	(0.18)	–	(0.18)	12.38	21.26	49,008	0.95		0.97		(0.90)		16
Year ended 10/31/20	11.59	(0.02)	0.02	0.00	(0.72)	(0.50)	(1.22)	10.37	(0.21)	159,353	0.86		0.92		(0.15)		81
Year ended 10/31/19	10.40	0.15	1.04	1.19	–	–	–	11.59	11.44	255,753	0.87		0.92		1.32		11
Year ended 10/31/18	11.44	0.07	(0.41)	(0.34)	–	(0.70)	(0.70)	10.40	(3.24)	398,406	0.86		0.92		0.67		116
Year ended 10/31/17	11.49	(0.00)	0.87	0.87	(0.45)	(0.47)	(0.92)	11.44	8.20	320,060	0.85		0.91		(0.12)		12

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

20	Invesco Balanced-Risk Allocation Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations –` Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign

21	Invesco Balanced-Risk Allocation Fund

currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased - The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the

22	Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

LIBOR Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.950%

Next $250 million	0.925%

Next $500 million	0.900%

Next $1.5 billion	0.875%

Next $2.5 billion	0.850%

Next $2.5 billion	0.825%

Next $2.5 billion	0.800%

Over $10 billion	0.775%

    For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.89%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

23	Invesco Balanced-Risk Allocation Fund

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended April 30, 2022, the Adviser waived advisory fees of $263,196.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $77,775 in front-end sales commissions from the sale of Class A shares and $1,142 and $6,441 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

24	Invesco Balanced-Risk Allocation Fund

    The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$748,724,184	$–	$748,724,184

Commodity-Linked Securities	–	136,194,470	–	136,194,470

Money Market Funds	1,109,511,932	–	–	1,109,511,932

Options Purchased	37,412,507	–	–	37,412,507

Total Investments in Securities	1,146,924,439	884,918,654	–	2,031,843,093

Other Investments - Assets*

Futures Contracts	21,986,520	–	–	21,986,520

Swap Agreements	–	4,464,677	–	4,464,677

	21,986,520	4,464,677	–	26,451,197

Other Investments - Liabilities*

Futures Contracts	(96,090,417)	–	–	(96,090,417)

Swap Agreements	–	(19,842,233)	–	(19,842,233)

	(96,090,417)	(19,842,233)	–	(115,932,650)

Total Other Investments	(74,103,897)	(15,377,556)	–	(89,481,453)

Total Investments	$1,072,820,542	$869,541,098	$–	$1,942,361,640

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

		Value
Derivative Assets		Commodity Risk	Equity Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)		$15,000,667	$6,985,853	$21,986,520

Unrealized appreciation on swap agreements – OTC		3,269,055	1,195,622	4,464,677

Options purchased, at value – Exchange-Traded(b)		–	37,412,507	37,412,507

Total Derivative Assets		18,269,722	45,593,982	63,863,704

Derivatives not subject to master netting agreements		(15,000,667)	(44,398,360)	(59,399,027)

Total Derivative Assets subject to master netting agreements		$3,269,055	$1,195,622	$4,464,677

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(3,887,471)	$(19,855,746)	$(72,347,200)	$(96,090,417)

Unrealized depreciation on swap agreements – OTC	(6,007,752)	(13,834,481)	–	(19,842,233)

Total Derivative Liabilities	(9,895,223)	(33,690,227)	(72,347,200)	(115,932,650)

Derivatives not subject to master netting agreements	3,887,471	19,855,746	72,347,200	96,090,417

Total Derivative Liabilities subject to master netting agreements	$(6,007,752)	$(13,834,481)	$–	$(19,842,233)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

25	Invesco Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund

BNP Paribas S.A.	$60,213	$(5,589,515)	$(5,529,302)	$–	$3,030,000	$(2,499,302)

Citibank, N.A.	626,075	–	626,075	–	(620,000)	6,075

Goldman Sachs International	491,777	(2,319,849)	(1,828,072)	–	1,828,072	–

J.P. Morgan Chase Bank, N.A.	9,325,501	(4,679,790)	4,645,711	–	(1,960,000)	2,685,711

Merrill Lynch International	15,080	(1,384,936)	(1,369,856)	–	1,369,856	–

Subtotal - Fund	10,518,646	(13,974,090)	(3,455,444)	–	3,647,928	192,484

Subsidary

Barclays Bank PLC	–	(1,394,116)	(1,394,116)	–	1,394,116	–

Canadian Imperial Bank of Commerce	–	(1,458,480)	(1,458,480)	–	1,458,480	–

Cargill, Inc.	–	(166,966)	(166,966)	–	166,966	–

J.P. Morgan Chase Bank, N.A.	3,269,055	(761,590)	2,507,465	–	(1,770,000)	737,465

Macquarie Bank Ltd.	–	(326,157)	(326,157)	–	326,157	–

Merrill Lynch International	8,315,016	(4,472,137)	3,842,879	–	(1,410,000)	2,432,879

Morgan Stanley Capital Services LLC	–	(1,919,462)	(1,919,462)	–	1,919,462	–

Royal Bank of Canada	2,139,552	(14,584)	2,124,968	–	(2,124,968)	–

Subtotal - Subsidary	13,723,623	(10,513,492)	3,210,131	–	(39,787)	3,170,344

Total	24,242,269	(24,487,582)	(245,313)	–	3,608,141	3,362,828

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$49,759,915	$(51,826,012)	$(75,691,460)	$(77,757,557)

Options purchased(a)	-	(8,016,721)	-	(8,016,721)

Swap agreements	32,421,090	(30,111,360)	-	2,309,730

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	6,647,898	(19,275,414)	(19,342,005)	(31,969,521)

Options purchased(a)	-	(15,735,931)	-	(15,735,931)

Swap agreements	4,695,216	(23,768,406)	-	(19,073,190)

Total	$93,524,119	$(148,733,844)	$(95,033,465)	$(150,243,190)

(a)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

    The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Equity Options Purchased	Swap Agreements

Average notional value	$2,100,958,631	$441,244,269	$1,028,409,239

Average contracts	–	4,217	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $212.

26	Invesco Balanced-Risk Allocation Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $16,500,320 and $3,675,724, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$67,951,736

Aggregate unrealized (depreciation) of investments	(112,847,460)

Net unrealized appreciation (depreciation) of investments	$(44,895,724)

Cost of investments for tax purposes is $1,987,257,364.

NOTE 10–Share Information

	Summary of Share Activity
	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	4,391,476	$44,377,177	7,717,868	$89,718,206

Class C	983,981	9,287,829	1,858,756	20,404,306

Class R	274,323	2,623,182	395,503	4,525,565

Class Y	15,052,007	154,284,724	19,773,947	234,498,165

Class R5	54,712	566,023	128,696	1,486,744

Class R6	380,010	3,844,396	1,393,714	16,794,691

Issued as reinvestment of dividends:
Class A	21,402,812	205,895,058	882,471	9,645,406

Class C	3,455,498	31,099,481	121,143	1,251,404

Class R	393,370	3,693,741	13,746	147,216

Class Y	17,644,226	173,795,631	1,089,355	12,124,526

Class R5	330,794	3,258,322	22,093	245,897

Class R6	854,002	8,437,540	229,616	2,562,519

Automatic conversion of Class C shares to Class A shares:
Class A	1,712,343	16,865,881	18,455,595	209,165,274

Class C	(1,832,352)	(16,865,881)	(19,548,435)	(209,165,274)

27	Invesco Balanced-Risk Allocation Fund

	Summary of Share Activity
	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(9,982,260)	$(101,215,442)	(18,796,945)	$(217,287,141)

Class C	(1,742,209)	(16,293,513)	(4,412,659)	(47,520,768)

Class R	(183,285)	(1,764,996)	(451,008)	(5,037,418)

Class Y	(15,078,500)	(153,321,070)	(31,568,339)	(372,296,789)

Class R5	(180,054)	(1,847,476)	(313,605)	(3,631,042)

Class R6	(574,430)	(6,192,462)	(13,027,447)	(151,290,856)

Net increase (decrease) in share activity	37,356,464	$360,528,145	(36,035,935)	$(403,659,369)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28	Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)

	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$962.40	$6.28	$1,018.40	$6.46	1.29%
Class C	1,000.00	958.00	9.90	1,014.68	10.19	2.04
Class R	1,000.00	960.60	7.49	1,017.16	7.70	1.54
Class Y	1,000.00	963.20	5.06	1,019.64	5.21	1.04
Class R5	1,000.00	963.80	4.97	1,019.74	5.11	1.02
Class R6	1,000.00	962.80	4.62	1,020.08	4.76	0.95

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29	Invesco Balanced-Risk Allocation Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	IBRA-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Balanced-Risk Commodity Strategy Fund

Nasdaq:
A: BRCAX ∎ C: BRCCX ∎ R: BRCRX ∎ Y: BRCYX ∎ R5: BRCNX ∎ R6: IBRFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
13	Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Notes to Consolidated Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.08%
Class C Shares	18.56
Class R Shares	18.90
Class Y Shares	19.33
Class R5 Shares	19.22
Class R6 Shares	19.20
Bloomberg Commodity Index▼ (Broad Market/Style-Specific Index)	25.46
Source(s): ▼RIMES Technologies Corp.

The Bloomberg Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Balanced-Risk Commodity Strategy Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (11/30/10)	-0.48%
10 Years	-1.54
5 Years	6.98
1 Year	17.03

Class C Shares
Inception (11/30/10)	-0.51%
10 Years	-1.59
5 Years	7.38
1 Year	21.86

Class R Shares
Inception (11/30/10)	-0.19%
10 Years	-1.21
5 Years	7.96
1 Year	23.63

Class Y Shares
Inception (11/30/10)	0.30%
10 Years	-0.73
5 Years	8.47
1 Year	24.32

Class R5 Shares
Inception (11/30/10)	0.34%
10 Years	-0.68
5 Years	8.50
1 Year	24.18

Class R6 Shares
10 Years	-0.66%
5 Years	8.53
1 Year	24.14

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Balanced-Risk Commodity Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities–26.60%
U.S. Treasury Bills–8.55%(a)
U.S. Treasury Bills	0.10%	05/26/2022	$60,000	$59,995,958
U.S. Treasury Bills	0.13%	06/09/2022	59,900	59,891,499
				119,887,457

U.S. Treasury Floating Rate Notes–18.05%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.96%	07/31/2022	80,600	80,641,627
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	0.90%	01/31/2024	80,200	80,308,731
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)	0.84%	04/30/2024	92,000	92,009,233
				252,959,591
Total U.S. Treasury Securities (Cost $372,691,066)				372,847,048

		Expiration
		Date
Commodity-Linked Securities–7.43%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(c)		11/21/2022	15,200	17,417,369
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Copper Roll Yield Total Return Index, multiplied by 2)(c)		12/16/2022	17,500	18,139,771
Citigroup Global Markets Holdings, Inc., 1 month USD LIBOR minus 0.03% (linked to the S&P GSCI Gold Excess Return Index, multiplied by 2.5)(c)		10/27/2022	36,000	43,768,987
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(c)		12/22/2022	17,500	24,841,039
Total Commodity-Linked Securities (Cost $86,200,000)				104,167,166

			Shares
Money Market Funds–60.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)			212,456,695	212,456,695
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)			150,760,055	150,729,903
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.32%(d)(e)			240,908,304	240,908,304
Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)			242,807,651	242,807,651
Total Money Market Funds (Cost $846,910,067)				846,902,553
TOTAL INVESTMENTS IN SECURITIES–94.45% (Cost $1,305,801,133)				1,323,916,767
OTHER ASSETS LESS LIABILITIES–5.55%				77,742,029
NET ASSETS–100.00%				$1,401,658,796

Investment Abbreviations:

LIBOR - London Interbank Offered Rate
USD - U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                     Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $104,167,166, which represented 7.43% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$219,699,971	$ 309,668,306	$ (316,911,582)	$ -	$ -	$212,456,695	$ 48,963
Invesco Liquid Assets Portfolio, Institutional Class	155,968,493	221,191,647	(226,365,416)	7,386	(72,207)	150,729,903	57,496
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	317,059,908	1,117,262,146	(1,193,413,750)	-	-	240,908,304	73,203
Invesco Treasury Portfolio, Institutional Class	251,085,682	353,906,636	(362,184,667)	-	-	242,807,651	64,022
Total	$943,814,054	$2,002,028,735	$(2,098,875,415)	$7,386	$(72,207)	$846,902,553	$243,684

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Commodity Risk

Coffee ’C’	400	July-2022	$33,315,000	$(1,768,270)	$(1,768,270)

Corn	975	July-2022	39,658,125	7,039,589	7,039,589

Cotton No. 2	516	December-2022	31,494,060	4,402,830	4,402,830

Gasoline Reformulated Blendstock Oxygenate Blending	725	May-2022	104,821,080	5,127,891	5,127,891

LME Nickel	122	June-2022	23,241,000	(1,427,778)	(1,427,778)

Natural Gas	229	November-2022	17,158,970	3,322,902	3,322,902

Soybeans	1,055	July-2022	88,870,563	17,649,921	17,649,921

Wheat	486	July-2022	25,654,725	4,760,768	4,760,768

Total Futures Contracts				$39,107,853	$39,107,853

(a)	Futures contracts collateralized by $50,150,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                     Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
									Upfront
									Payments		Unrealized
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Paid (Received)	Value	Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38%	Monthly	173,000	December-2022	USD	7,869,441	$–	$63,387	$63,387
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	5,200	November-2022	USD	2,149,089	–	220,424	220,424
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	51,900	August-2022	USD	30,318,226	–	1,478,683	1,478,683
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index	0.06	Monthly	55,400	March-2023	USD	32,185,300	–	1,570,712	1,570,712
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.10	Monthly	155,500	February-2023	USD	19,861,922	–	1,566,802	1,566,802
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	859,500	December-2022	USD	65,314,488	–	4,528,216	4,528,216
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	199,300	March-2023	USD	77,181,835	–	6,627,901	6,627,901
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminium type A Excess Return Index	0.14	Monthly	125,000	March-2023	USD	10,377,012	–	133,488	133,488
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	53,200	February-2023	USD	11,117,624	–	297,356	297,356
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00	Monthly	2,705,000	April-2023	USD	21,730,347	–	0	0
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00	Monthly	395,000	December-2022	USD	22,074,772	–	0	0
Merrill Lynch International	Pay	MLCX2KCE Excess Return Index	0.00	Monthly	765,000	February-2023	USD	9,761,936	–	0	0
Merrill Lynch International	Pay	MLCX2LCER Excess Return Index	0.06	Monthly	394,000	March-2023	USD	22,957,040	–	0	0
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01	Monthly	164,300	February-2023	USD	36,189,835	–	0	0
Merrill Lynch International	Receive	MLCIRXB6 Excess Return Index	0.21	Monthly	123,000	February-2023	USD	21,873,311	–	0	0
Merrill Lynch International	Receive	MLCXLXAE Excess Return Index	0.25	Monthly	39,800	April-2023	USD	15,186,494	–	0	0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	48,500	February-2023	USD	10,682,940	–	0	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                     Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
									Payments		Unrealized
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Paid (Received)	Value	Appreciation (Depreciation)

Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30%	Monthly	26,100	February-2023	USD	20,700,761	$–	$0	$0

Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	83,400	January-2023	USD	20,189,205	–	0	0

Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	142,500	March-2023	USD	22,486,429	–	0	0

Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	66,000	February-2023	USD	59,866,250	–	0	0

Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	386,000	February-2023	USD	59,755,849	–	0	0

Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05	Monthly	35,700	April-2023	USD	17,284,815	–	562,300	562,300

Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	38,000	December-2022	USD	14,226,493	–	996,094	996,094

Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll	0.30	Monthly	204,100	April-2023	USD	65,562,125	–	765,926	765,926

Royal Bank of Canada	Receive	RBC Enhanced Copper LME 01 Excess Return Index	0.28	Monthly	9,900	April-2023	USD	8,331,782	–	0	0

Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	110,100	December-2022	USD	60,721,130	–	0	0

UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	616,000	December-2022	USD	67,516,372	–	9,302,401	9,302,401

Subtotal - Appreciation									–	28,113,690	28,113,690

Commodity Risk

Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.35	Monthly	21,800	February-2023	USD	13,428,209	–	(32,364)	(32,364)

Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Excess Return Index	0.52	Monthly	9,550	October-2022	USD	12,888,241	–	(783,979)	(783,979)

Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	Monthly	8,900	March-2023	USD	3,798,127	–	(19,067)	(19,067)

Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	223,700	March-2023	USD	110,498,897	–	(5,122,752)	(5,122,752)

Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index	0.10	Monthly	88,000	March-2023	USD	5,721,100	–	(440,352)	(440,352)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                     Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)

									Upfront
									Payments		Unrealized
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Paid (Received)	Value	Appreciation (Depreciation)

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30%	Monthly	501,000	February-2023	USD	62,418,037	$–	$(2,646,683)	$(2,646,683)

Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	150,000	December-2022	USD	36,654,150	–	(718,695)	(718,695)

Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	24,550	December-2022	USD	31,160,652	–	(1,589,588)	(1,589,588)

J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	421,000	March-2023	USD	59,869,821	–	(699,492)	(699,492)

Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,374,000	February-2023	USD	98,674,772	–	(1,121,047)	(1,121,047)

Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	356,000	February-2023	USD	87,255,671	–	(2,371,672)	(2,371,672)

Subtotal - Depreciation									–	(15,545,691)	(15,545,691)

Total - Total Return Swap Agreements									$–	$12,567,999	$12,567,999

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $27,570,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Barclays Corn Seasonal Excess Return Index	Long Futures Contracts

	Corn	100.00%

Barclays Heating Oil Roll Yield Excess Return Index	Long Futures Contracts

	Heating Oil	100.00%

BNP Paribas Commodity Daily Dynamic Curve CO Index	Long Futures Contracts

	Brent Crude	100.00%

Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index	Long Futures Contracts

	Copper	100.00%

Canadian Imperial Bank of Commerce Silver Index	Long Futures Contracts

	Silver	100.00%

Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	Long Futures Contracts

	Cotton	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index	Long Futures Contracts

	Gas Oil	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                     Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Macquarie Single Commodity Aluminum type A Excess Return Index	Long Futures Contracts

	Aluminum	100.00%

Macquarie Single Commodity Nickel type A Excess Return Index	Long Futures Contracts

	Nickel	100.00%

MLCX2KCE Excess Return Index	Long Futures Contracts

	Coffee	100.00%

Merrill Lynch Gold Excess Return Index	Long Futures Contracts

	Gold	100.00%

MLCIAPLH Excess Return Index	Long Futures Contracts

	Lean Hogs	100.00%

MLCIRXB6 Excess Return Index	Long Futures Contracts

	Unleaded Gasoline	100.00%

MLCXLXAE Excess Return Index	Long Futures Contracts

	Zinc	100.00%

Merrill Lynch Soybean Meal Index	Long Futures Contracts

	Soybean Meal	100.00%

MLCI3LXE Excess Return Index	Long Futures Contracts

	Zinc	100.00%

MLCX Aluminum Annual Excess Return Index	Long Futures Contracts

	Aluminum	100.00%

MLCX Dynamic Enhanced Copper Excess Return Index	Long Futures Contracts

	Copper	100.00%

MLCX Natural Gas Annual Excess Return Index	Long Futures Contracts

	Natural Gas	100.00%

MLCX2CCER Excess Return Index	Long Futures Contracts

	Cocoa	100.00%

MLCX2LCER Excess Return Index	Long Futures Contracts

	Live Cattle	100.00%

Morgan Stanley MSCY2WH0 Index	Long Futures Contracts

	Wheat	100.00%

Morgan Stanley MSCY2KW0 Index	Long Futures Contracts

	Kansas Wheat	100.00%

Morgan Stanley Soybean Oil Dynamic Roll Index	Long Futures Contracts

	Soybean Oil	100.00%

RBC Enhanced Copper LME 01 Excess Return Index	Long Futures Contracts

	Copper	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                     Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

RBC Enhanced Brent Crude Oil 01 Excess Return Index	Long Futures Contracts

	Brent Crude	100.00%

UBS Modified Roll Select Heating Oil Strategy	Long Futures Contracts

	Heating Oil	100.00%

Barclays Brent Crude Roll Yield Index	Long Futures Contracts

	Brent Crude	100.00%

Barclays Soybeans Seasonal Excess Return Index	Long Futures Contracts

	Soybeans	100.00%

Barclays Soybean Meal Excess Return Index	Long Futures Contracts

	Soybean Meal	100.00%

Barclays WTI Crude Roll Yield Excess Return Index	Long Futures Contracts

	WTI Crude	100.00%

Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index	Long Futures Contracts

	Natural Gas	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	Long Futures Contracts

	Copper	100.00%

Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	Long Futures Contracts

	Sugar	100.00%

S&P GSCI Soybean Meal Excess Return Index	Long Futures Contracts

	Soybean Meal	100.00%

S&P GSCI Gold Index Excess Return	Long Futures Contracts

	Gold	100.00%

Macquarie Aluminum Dynamic Selection Index	Long Futures Contracts

	Aluminum	100.00%

Macquarie Single Commodity Silver type A Excess Return Index	Long Futures Contracts

	Silver	100.00%

Target Risk Contribution and Notional Asset Weights

By asset class

	Target Risk	Notional Asset
Asset Class	Contribution*	Weights**
Agriculture	19.52%	14.50%
Energy	42.16	24.43
Industrial Metals	19.28	17.80
Precious Metals	19.04	22.92
Total	100.00	79.65

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                     Invesco Balanced-Risk Commodity Strategy Fund

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 458,891,066)	$ 477,014,214
Investments in affiliated money market funds, at value (Cost $ 846,910,067)	846,902,553
Other investments:
Swaps receivable – OTC	18,410,301
Unrealized appreciation on swap agreements – OTC	28,113,690
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	50,150,000
Cash collateral – OTC Derivatives	27,570,000
Receivable for:
Fund shares sold	2,048,992
Dividends	131,090
Interest	677,392
Investment for trustee deferred compensation and retirement plans	70,534
Other assets	125,100
Total assets	1,451,213,866

Liabilities:
Other investments:
Variation margin payable - futures contracts	1,101,366
Swaps payable – OTC	9,590,419
Unrealized depreciation on LME futures contracts	1,427,778
Unrealized depreciation on swap agreements–OTC	15,545,691
Payable for:
Investments purchased	11,904,167
Fund shares reacquired	1,703,341
Amount due custodian	5,251,723
Accrued fees to affiliates	909,665
Accrued other operating expenses	202,131
Collateral with broker - OTC Derivatives	1,800,000
Trustee deferred compensation and retirement plans	118,789
Total liabilities	49,555,070
Net assets applicable to shares outstanding	$1,401,658,796

Net assets consist of:
Shares of beneficial interest	$1,167,996,969

Distributable earnings	233,661,827

$1,401,658,796

Net Assets:
Class A	$80,281,681

Class C	$26,367,223

Class R	$8,612,100

Class Y	$642,191,248

Class R5	$186,653,230

Class R6	$457,553,314

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,868,752

Class C	3,532,132

Class R	1,084,556

Class Y	76,660,391

Class R5	22,165,712

Class R6	54,205,309

Class A:
Net asset value per share	$8.13

Maximum offering price per share (Net asset value of $8.13 ÷ 94.50%)	$8.60

Class C:
Net asset value and offering price per share	$7.46

Class R:
Net asset value and offering price per share	$7.94

Class Y:
Net asset value and offering price per share	$8.38

Class R5:
Net asset value and offering price per share	$8.42

Class R6:
Net asset value and offering price per share	$8.44

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$795,082

Dividends from affiliated money market funds	243,684

Total investment income	1,038,766

Expenses:
Advisory fees	7,146,228

Administrative services fees	105,349

Custodian fees	29,471

Distribution fees:
Class A	69,929

Class C	98,185

Class R	11,172

Transfer agent fees – A, C, R and Y	1,418,425

Transfer agent fees – R5	82,798

Transfer agent fees – R6	67,659

Trustees’ and officers’ fees and benefits	13,546

Registration and filing fees	80,305

Reports to shareholders	86,717

Professional services fees	37,139

Other	31,009

Total expenses	9,277,932

Less: Fees waived and/or expenses reimbursed	(1,499,634)

Net expenses	7,778,298

Net investment income (loss)	(6,739,532)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	43,270,653

Affiliated investment securities	(72,207)

Futures contracts	75,930,906

Swap agreements	108,308,273

227,437,625

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(16,332,567)

Affiliated investment securities	7,386

Futures contracts	13,462,876

Swap agreements	18,025,520

15,163,215

Net realized and unrealized gain	242,600,840

Net increase in net assets resulting from operations	$235,861,308

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(6,739,532)	$(11,587,526)

Net realized gain	227,437,625	222,479,514

Change in net unrealized appreciation	15,163,215	62,178,589

Net increase in net assets resulting from operations	235,861,308	273,070,577

Distributions to shareholders from distributable earnings:
Class A	(6,880,800)	–

Class C	(2,650,024)	–

Class R	(435,804)	–

Class Y	(128,443,740)	–

Class R5	(22,431,534)	–

Class R6	(53,113,623)	–

Total distributions from distributable earnings	(213,955,525)	–

Share transactions–net:
Class A	31,484,045	20,958,217

Class C	8,538,711	10,493,372

Class R	5,339,246	748,742

Class Y	(259,380,292)	439,936,930

Class R5	22,542,941	(43,724,049)

Class R6	(21,326,799)	286,291,421

Net increase (decrease) in net assets resulting from share transactions	(212,802,148)	714,704,633

Net increase (decrease) in net assets	(190,896,365)	987,775,210

Net assets:
Beginning of period	1,592,555,161	604,779,951

End of period	$1,401,658,796	$1,592,555,161

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                     Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
			(losses)								net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Class A
Six months ended 04/30/22	$8.01	$(0.04)	$ 1.33	$ 1.29	$(1.17)	$ –	$(1.17)	$8.13	19.08%	$ 80,282	1.32	%(d)	1.64	%(d)	(1.17	)%(d)	67%
Year ended 10/31/21	5.81	(0.10)	2.30	2.20	–	–	–	8.01	37.87	45,976	1.33		1.67		(1.29)		14
Year ended 10/31/20	6.22	(0.03)	(0.32)	(0.35)	(0.06)	–	(0.06)	5.81	(5.75)	17,291	1.31		1.73		(0.51)		186
Year ended 10/31/19	6.50	0.05	(0.32)	(0.27)	(0.01)	(0.00)	(0.01)	6.22	(4.15)	24,633	1.31	(e)	1.58	(e)	0.79	(e)	9
Year ended 10/31/18	6.70	0.01	(0.21)	(0.20)	–	–	–	6.50	(2.98)	34,543	1.42		1.51		0.14		96
Year ended 10/31/17	6.84	(0.05)	0.08	0.03	(0.17)	–	(0.17)	6.70	0.47	56,532	1.49		1.56		(0.78)		10
Class C
Six months ended 04/30/22	7.44	(0.07)	1.22	1.15	(1.13)	–	(1.13)	7.46	18.56	26,367	2.07	(d)	2.39	(d)	(1.92	)(d)	67
Year ended 10/31/21	5.43	(0.14)	2.15	2.01	–	–	–	7.44	37.02	17,125	2.08		2.42		(2.04)		14
Year ended 10/31/20	5.87	(0.07)	(0.32)	(0.39)	(0.05)	–	(0.05)	5.43	(6.63)	4,393	2.06		2.48		(1.26)		186
Year ended 10/31/19	6.16	0.00	(0.29)	(0.29)	–	(0.00)	(0.00)	5.87	(4.66)	6,083	2.06	(e)	2.33	(e)	0.04	(e)	9
Year ended 10/31/18	6.40	(0.04)	(0.20)	(0.24)	–	–	–	6.16	(3.75)	9,555	2.17		2.26		(0.61)		96
Year ended 10/31/17	6.57	(0.10)	0.08	(0.02)	(0.15)	–	(0.15)	6.40	(0.34)	7,086	2.24		2.31		(1.53)		10
Class R
Six months ended 04/30/22	7.85	(0.05)	1.30	1.25	(1.16)	–	(1.16)	7.94	18.90	8,612	1.57	(d)	1.89	(d)	(1.42	)(d)	67
Year ended 10/31/21	5.70	(0.11)	2.26	2.15	–	–	–	7.85	37.72	2,932	1.58		1.92		(1.54)		14
Year ended 10/31/20	6.12	(0.04)	(0.33)	(0.37)	(0.05)	–	(0.05)	5.70	(6.03)	1,603	1.56		1.98		(0.76)		186
Year ended 10/31/19	6.40	0.03	(0.30)	(0.27)	(0.01)	(0.00)	(0.01)	6.12	(4.25)	1,404	1.56	(e)	1.83	(e)	0.54	(e)	9
Year ended 10/31/18	6.62	(0.01)	(0.21)	(0.22)	–	–	–	6.40	(3.32)	1,622	1.67		1.76		(0.11)		96
Year ended 10/31/17	6.76	(0.07)	0.09	0.02	(0.16)	–	(0.16)	6.62	0.35	1,683	1.74		1.81		(1.03)		10
Class Y
Six months ended 04/30/22	8.22	(0.04)	1.38	1.34	(1.18)	–	(1.18)	8.38	19.33	642,191	1.07	(d)	1.39	(d)	(0.92	)(d)	67
Year ended 10/31/21	5.94	(0.08)	2.36	2.28	–	–	–	8.22	38.38	896,762	1.08		1.42		(1.04)		14
Year ended 10/31/20	6.36	(0.01)	(0.35)	(0.36)	(0.06)	–	(0.06)	5.94	(5.74)	316,851	1.06		1.48		(0.26)		186
Year ended 10/31/19	6.63	0.07	(0.33)	(0.26)	(0.01)	(0.00)	(0.01)	6.36	(3.84)	726,446	1.06	(e)	1.33	(e)	1.04	(e)	9
Year ended 10/31/18	6.82	0.03	(0.22)	(0.19)	(0.00)	–	(0.00)	6.63	(2.77)	1,327,952	1.17		1.26		0.39		96
Year ended 10/31/17	6.95	(0.04)	0.10	0.06	(0.19)	–	(0.19)	6.82	0.80	577,236	1.24		1.31		(0.53)		10
Class R5
Six months ended 04/30/22	8.26	(0.04)	1.38	1.34	(1.18)	–	(1.18)	8.42	19.22	186,653	1.07	(d)	1.16	(d)	(0.92	)(d)	67
Year ended 10/31/21	5.97	(0.08)	2.37	2.29	–	–	–	8.26	38.36	156,985	1.08		1.17		(1.04)		14
Year ended 10/31/20	6.38	(0.02)	(0.33)	(0.35)	(0.06)	–	(0.06)	5.97	(5.57)	148,151	1.06		1.28		(0.26)		186
Year ended 10/31/19	6.65	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.38	(3.79)	140,393	1.06	(e)	1.17	(e)	1.04	(e)	9
Year ended 10/31/18	6.84	0.03	(0.22)	(0.19)	(0.00)	–	(0.00)	6.65	(2.74)	167,687	1.11		1.19		0.45		96
Year ended 10/31/17	6.97	(0.03)	0.09	0.06	(0.19)	–	(0.19)	6.84	0.83	205,568	1.16		1.23		(0.45)		10
Class R6
Six months ended 04/30/22	8.28	(0.04)	1.38	1.34	(1.18)	–	(1.18)	8.44	19.20	457,553	1.04	(d)	1.09	(d)	(0.89	)(d)	67
Year ended 10/31/21	5.98	(0.08)	2.38	2.30	–	–	–	8.28	38.46	472,776	1.04		1.08		(1.00)		14
Year ended 10/31/20	6.40	(0.02)	(0.34)	(0.36)	(0.06)	–	(0.06)	5.98	(5.71)	116,491	1.06		1.19		(0.26)		186
Year ended 10/31/19	6.67	0.07	(0.32)	(0.25)	(0.02)	(0.00)	(0.02)	6.40	(3.72)	119,820	1.01	(e)	1.08	(e)	1.09	(e)	9
Year ended 10/31/18	6.86	0.04	(0.23)	(0.19)	(0.00)	–	(0.00)	6.67	(2.72)	19,244	1.01		1.09		0.55		96
Year ended 10/31/17	6.98	(0.02)	0.09	0.07	(0.19)	–	(0.19)	6.86	1.04	12,293	1.08		1.15		(0.37)		10

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                     Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

17                     Invesco Balanced-Risk Commodity Strategy Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether

18                     Invesco Balanced-Risk Commodity Strategy Fund

unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

K.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social

19                     Invesco Balanced-Risk Commodity Strategy Fund

and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.050%
Next $250 million	1.025%
Next $500 million	1.000%
Next $1.5 billion	0.975%
Next $2.5 billion	0.950%
Next $2.5 billion	0.925%
Next $2.5 billion	0.900%
Over $10 billion	0.875%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 1.01%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $309,415 and reimbursed class level expenses of $75,344, $26,445, $6,019, $1,049,416, $32,995 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $23,054 in front-end sales commissions from the sale of Class A shares and $1,993 and $3,444 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

20                     Invesco Balanced-Risk Commodity Strategy Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$–	$372,847,048	$–	$372,847,048

Commodity-Linked Securities	–	104,167,166	–	104,167,166

Money Market Funds	846,902,553	–	–	846,902,553

Total Investments in Securities	846,902,553	477,014,214	–	1,323,916,767

Other Investments - Assets*

Futures Contracts	42,303,901	–	–	42,303,901

Swap Agreements	–	28,113,690	–	28,113,690

	42,303,901	28,113,690	–	70,417,591

Other Investments - Liabilities*

Futures Contracts	(3,196,048)	–	–	(3,196,048)

Swap Agreements	–	(15,545,691)	–	(15,545,691)

	(3,196,048)	(15,545,691)	–	(18,741,739)

Total Other Investments	39,107,853	12,567,999	–	51,675,852

Total Investments	$886,010,406	$489,582,213	$–	$1,375,592,619

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

Value
Commodity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$42,303,901

Unrealized appreciation on swap agreements – OTC	28,113,690

Total Derivative Assets	70,417,591

Derivatives not subject to master netting agreements	(42,303,901)

Total Derivative Assets subject to master netting agreements	$28,113,690

21                     Invesco Balanced-Risk Commodity Strategy Fund

Value
Commodity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(3,196,048)

Unrealized depreciation on swap agreements – OTC	(15,545,691)

Total Derivative Liabilities	(18,741,739)

Derivatives not subject to master netting agreements	3,196,048

Total Derivative Liabilities subject to master netting agreements	$(15,545,691)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Swap	Swap	Net Value of			Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount

Barclays Bank PLC	$283,811	$(5,977,893)	$(5,694,082)	$–	$5,694,082	$–

BNP Paribas S.A.	1,478,683	(4,211)	1,474,472	(1,474,472)	–	–

Canadian Imperial Bank of Commerce	3,137,514	(3,100,814)	36,700	–	–	36,700

Goldman Sachs International	4,528,216	(2,345,543)	2,182,673	–	(2,182,673)	–

J.P. Morgan Chase Bank, N.A.	6,627,901	(705,641)	5,922,260	–	–	5,922,260

Macquarie Bank Ltd.	430,844	(3,500,519)	(3,069,675)	–	3,069,675	–

Merrill Lynch International	18,410,301	(8,832,042)	9,578,259	–	(5,950,000)	3,628,259

Morgan Stanley Capital Services LLC	2,324,320	(3,085)	2,321,235	–	(550,000)	1,771,235

Royal Bank of Canada	–	(655,672)	(655,672)	–	655,672	–

UBS AG	9,302,401	(10,690)	9,291,711	–	(9,291,711)	–

Total	$46,523,991	$(25,136,110)	$21,387,881	$(1,474,472)	$(8,554,955)	$11,358,454

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Consolidated Statement of Operations
Commodity
Risk
Realized Gain:
Futures contracts	$ 75,930,906

Swap agreements	108,308,273

Change in Net Unrealized Appreciation:
Futures contracts	13,462,876

Swap agreements	18,025,520

Total	$215,727,575

The table below summarizes the average notional value of derivatives held during the period.

	Futures	Swap
	Contracts	Agreements
Average notional value	$385,153,139	$1,137,335,946

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

22                     Invesco Balanced-Risk Commodity Strategy Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$37,882,500	$–	$37,882,500

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $45,000,000 and $98,237,434, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$69,862,241

Aggregate unrealized (depreciation) of investments	(18,749,253)

Net unrealized appreciation of investments	$51,112,988

Cost of investments for tax purposes is $1,324,479,631.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	5,001,521	$38,974,033	5,621,619	$42,637,268

Class C	1,281,201	9,112,823	1,726,047	12,129,709

Class R	777,793	5,926,501	182,131	1,380,411

Class Y	25,414,252	198,408,413	94,018,115	736,285,871

Class R5	1,819,089	14,853,084	1,368,949	10,698,962

Class R6	25,796,936	206,755,060	56,113,064	435,488,836

Issued as reinvestment of dividends:
Class A	879,856	5,930,231	-	-

Class C	374,025	2,318,957	-	-

Class R	66,005	434,310	-	-

Class Y	15,387,911	106,638,220	-	-

Class R5	3,217,990	22,429,386	-	-

Class R6	618,840	4,325,695	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	33,470	247,155	49,518	364,740

Class C	(36,345)	(247,155)	(53,128)	(364,740)

23                     Invesco Balanced-Risk Commodity Strategy Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,783,627)	$(13,667,374)	(2,912,281)	$(22,043,791)

Class C	(388,944)	(2,645,914)	(179,974)	(1,271,597)

Class R	(132,905)	(1,021,565)	(89,754)	(631,669)

Class Y	(73,207,858)	(564,426,925)	(38,297,924)	(296,348,941)

Class R5	(1,880,647)	(14,739,529)	(7,184,371)	(54,423,011)

Class R6	(29,317,957)	(232,407,554)	(18,482,950)	(149,197,415)

Net increase (decrease) in share activity	(26,079,394)	$(212,802,148)	91,879,061	$714,704,633

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                     Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,190.80	$7.17	$1,018.25	$6.61	1.32%
Class C	1,000.00	1,185.60	11.22	1,014.53	10.34	2.07
Class R	1,000.00	1,189.00	8.52	1,017.01	7.85	1.57
Class Y	1,000.00	1,193.30	5.82	1,019.49	5.36	1.07
Class R5	1,000.00	1,192.20	5.82	1,019.49	5.36	1.07
Class R6	1,000.00	1,192.00	5.65	1,019.64	5.21	1.04

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                     Invesco Balanced-Risk Commodity Strategy Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	BRCS-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Core Bond Fund

Nasdaq:

A: OPIGX ∎ C: OPBCX ∎ R: OPBNX ∎ Y: OPBYX ∎ R5: TRTMX ∎ R6: OPBIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

21	Financial Statements

24	Financial Highlights

25	Notes to Financial Statements

32	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.11%
Class C Shares	-10.31
Class R Shares	-10.10
Class Y Shares	-9.92
Class R5 Shares	-9.99
Class R6 Shares	-9.84
Bloomberg U.S. Aggregate Bond Index▼	-9.47
Bloomberg U.S. Credit Index▼	-12.27
FTSE Broad Investment Grade Bond Index▼	-9.63

Source(s): ▼RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Bloomberg U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

  The FTSE Broad Investment Grade Bond Index is a multi-asset, multi-currency benchmark that provides a broad-based measure of the global fixed income markets.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Bond Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (4/15/88)	3.90%
10 Years	2.02
5 Years	0.56
1 Year	-13.36

Class C Shares
Inception (7/11/95)	2.57%
10 Years	1.80
5 Years	0.63
1 Year	-11.13

Class R Shares
Inception (3/1/01)	1.76%
10 Years	2.17
5 Years	1.13
1 Year	-9.81

Class Y Shares
Inception (4/27/98)	2.63%
10 Years	2.70
5 Years	1.72
1 Year	-9.38

Class R5 Shares
10 Years	2.55%
5 Years	1.60
1 Year	-9.31

Class R6 Shares
Inception (4/27/12)	2.84%
10 Years	2.84
5 Years	1.81
1 Year	-9.28

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Total Return Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Total Return Bond Fund. Note: The Fund was subsequently renamed the Invesco Core Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Core Bond Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–44.66%
Aerospace & Defense–0.52%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	$ 1,209,000	$ 1,194,842
Boeing Co. (The), 2.20%, 02/04/2026	1,991,000	1,818,157
L3Harris Technologies, Inc., 3.85%, 06/15/2023	1,499,000	1,511,657
Lockheed Martin Corp.,
3.90%, 06/15/2032	1,686,000	1,674,903
4.15%, 06/15/2053	1,173,000	1,139,564
4.30%, 06/15/2062	1,368,000	1,336,642
		8,675,765

Agricultural & Farm Machinery–0.45%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	2,968,000	2,568,088
Cargill, Inc.,
3.63%, 04/22/2027(b)	1,612,000	1,601,146
4.00%, 06/22/2032(b)	1,950,000	1,930,225
4.38%, 04/22/2052(b)	1,373,000	1,372,911
		7,472,370

Airlines–0.75%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	2,048,000	1,853,375
Series 2021-1, Class A, 2.88%, 07/11/2034	2,501,000	2,212,510
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,133,244	1,016,054
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,689,813	1,679,944
4.75%, 10/20/2028(b)	3,286,220	3,252,563
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,329,662	2,382,085
Series 2019-2, Class AA, 2.70%, 05/01/2032	17,776	15,882
		12,412,413

Airport Services–0.18%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(b)	3,573,000	2,965,974

Apparel Retail–0.12%
Ross Stores, Inc., 3.38%, 09/15/2024	1,933,000	1,927,695

Application Software–0.40%
salesforce.com, inc.,
2.90%, 07/15/2051	2,796,000	2,193,430
3.05%, 07/15/2061	1,696,000	1,298,163
Workday, Inc., 3.80%, 04/01/2032	3,252,000	3,079,226
		6,570,819

	Principal Amount	Value
Asset Management & Custody Banks–0.71%
Ares Capital Corp., 2.88%, 06/15/2028	$ 1,885,000	$ 1,630,296
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	4,998,000	4,460,715
Blackstone Secured Lending Fund,
2.13%, 02/15/2027(b)	2,121,000	1,845,454
2.85%, 09/30/2028(b)	1,281,000	1,077,319
CI Financial Corp. (Canada), 3.20%, 12/17/2030	1,682,000	1,425,683
FS KKR Capital Corp., 1.65%, 10/12/2024	1,414,000	1,325,279
		11,764,746

Automobile Manufacturers–0.96%
BMW US Capital LLC (Germany), 1.14% (SOFR + 0.84%), 04/01/2025(b)(e)	1,051,000	1,054,515
3.45%, 04/01/2027(b)	1,456,000	1,433,015
3.70%, 04/01/2032(b)	1,678,000	1,619,245
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	1,987,000	1,990,258
General Motors Financial Co., Inc.,
4.15%, 06/19/2023	1,397,000	1,411,624
3.80%, 04/07/2025	1,520,000	1,502,662
Hyundai Capital America,
5.75%, 04/06/2023(b)	1,564,000	1,598,140
4.13%, 06/08/2023(b)	1,858,000	1,877,417
2.00%, 06/15/2028(b)	1,928,000	1,663,816
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	2,045,000	1,775,182
		15,925,874

Automotive Retail–0.15%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	2,786,000	2,446,483

Biotechnology–0.41%
AbbVie, Inc., 3.85%, 06/15/2024	1,785,000	1,801,127
CSL UK Holdings Ltd. (Australia),
3.85%, 04/27/2027(b)	908,000	903,549
4.05%, 04/27/2029(b)	698,000	694,798
4.25%, 04/27/2032(b)	933,000	926,085
4.63%, 04/27/2042(b)	691,000	680,111
4.75%, 04/27/2052(b)	1,065,000	1,049,607
4.95%, 04/27/2062(b)	805,000	789,174
		6,844,451

Brewers–0.07%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	883,000	1,198,595

Building Products–0.11%
Fortune Brands Home & Security, Inc., 4.50%, 03/25/2052	2,135,000	1,819,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Core Bond Fund

	Principal Amount	Value
Cable & Satellite–0.75%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.94% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	$ 1,824,000	$ 1,858,292
3.50%, 06/01/2041	1,300,000	951,746
3.50%, 03/01/2042	2,241,000	1,617,856
3.90%, 06/01/2052	1,765,000	1,276,239
3.85%, 04/01/2061	1,862,000	1,271,887
4.40%, 12/01/2061	847,000	634,547
Comcast Corp., 2.65%, 08/15/2062	1,274,000	843,721
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	1,366,000	1,164,816
3.60%, 06/15/2051(b)	3,566,000	2,820,113
		12,439,217

Computer & Electronics Retail–0.23%
Dell International LLC/EMC Corp.,
5.30%, 10/01/2029	1,504,000	1,553,107
3.45%, 12/15/2051(b)	1,408,000	994,723
Leidos, Inc., 2.30%, 02/15/2031	1,599,000	1,318,765
		3,866,595

Construction Machinery & Heavy Trucks–0.08%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	1,419,000	1,384,819

Distillers & Vintners–0.10%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	1,685,000	1,693,153

Distributors–0.10%
Genuine Parts Co., 2.75%, 02/01/2032	1,856,000	1,591,796

Diversified Banks–7.02%
Bank of America Corp.,
4.38%, 04/27/2028(c)	3,718,000	3,715,360
2.69%, 04/22/2032(c)	2,826,000	2,428,054
2.30%, 07/21/2032(c)	1,375,000	1,136,988
2.57%, 10/20/2032(c)	1,705,000	1,442,510
2.97%, 02/04/2033(c)	1,911,000	1,665,197
4.57%, 04/27/2033(c)	3,095,000	3,084,113
2.48%, 09/21/2036(c)	2,347,000	1,881,478
3.85%, 03/08/2037(c)	655,000	583,678
Series RR, 4.38%(c)(d)	4,879,000	4,330,113
Series TT, 6.13%(c)(d)	6,198,000	6,213,495
BPCE S.A. (France), 0.87% (SOFR + 0.57%), 01/14/2025(b)(e)	2,634,000	2,617,324
2.05%, 10/19/2027(b)(c)	2,028,000	1,816,373
Citigroup, Inc.,
4.41%, 03/31/2031(c)	1,125,000	1,100,198
2.56%, 05/01/2032(c)	1,815,000	1,534,325
2.52%, 11/03/2032(c)	1,130,000	944,393
3.06%, 01/25/2033(c)	1,007,000	880,608
3.79%, 03/17/2033(c)	3,713,000	3,442,695
2.90%, 11/03/2042(c)	1,709,000	1,301,321
3.88%(c)(d)	5,479,000	4,962,988

	Principal Amount	Value
Diversified Banks–(continued)
Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(b)	$ 1,401,000	$ 1,173,426
3.31%, 03/11/2041(b)	1,202,000	956,895
Cooperatieve Rabobank U.A. (Netherlands), 3.76%, 04/06/2033(b)(c)	2,428,000	2,262,106
Credit Agricole S.A. (France),
4.75%(b)(c)(d)	3,717,000	3,210,559
7.88%(b)(c)(d)	1,422,000	1,461,105
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(c)	1,669,000	1,480,587
HSBC Holdings PLC (United Kingdom), 1.69% (SOFR + 1.43%), 03/10/2026(e)	4,039,000	4,049,798
2.25%, 11/22/2027(c)	2,371,000	2,147,546
4.60%(c)(d)	1,507,000	1,280,950
6.25%(c)(d)	1,767,000	1,763,024
ING Groep N.V. (Netherlands), 1.30% (SOFR + 1.01%), 04/01/2027(e)	3,775,000	3,715,999
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	1,683,000	1,691,030
2.08%, 04/22/2026(c)	1,733,000	1,630,842
4.32%, 04/26/2028(c)	3,669,000	3,656,845
2.96%, 01/25/2033(c)	564,000	496,899
4.59%, 04/26/2033(c)	2,217,000	2,229,112
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	1,565,000	1,297,848
Nordea Bank Abp (Finland),
3.75%(b)(c)(d)	1,605,000	1,316,100
6.63%(b)(c)(d)	1,870,000	1,902,725
PNC Bank N.A., 2.50%, 08/27/2024	1,730,000	1,696,096
Royal Bank of Canada (Canada), 1.01% (SOFR + 0.71%), 01/21/2027(e)	4,093,000	4,029,506
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	1,468,000	1,216,608
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	1,161,000	1,075,580
2.14%, 09/23/2030	2,534,000	2,071,538
2.22%, 09/17/2031	2,411,000	1,996,574
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)	4,790,000	4,295,157
Truist Bank, 2.64%, 09/17/2029(c)	2,105,000	2,038,757
U.S. Bancorp,
2.49%, 11/03/2036(c)	3,525,000	2,966,761
3.70%(c)(d)	5,450,000	4,669,396
Wells Fargo & Co.,
3.53%, 03/24/2028(c)	1,900,000	1,826,260
4.75%, 12/07/2046	759,000	745,530
4.61%, 04/25/2053(c)	2,683,000	2,646,574
Series BB, 3.90%(c)(d)	2,208,000	2,016,070
		116,095,014

Diversified Capital Markets–0.45%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	1,315,000	1,313,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Core Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	$ 1,392,000	$ 1,389,862
4.19%, 04/01/2031(b)(c)	1,365,000	1,266,555
3.09%, 05/14/2032(b)(c)	1,255,000	1,050,637
UBS Group AG (Switzerland),
4.13%, 04/15/2026(b)	1,014,000	1,006,866
4.38%(b)(c)(d)	1,718,000	1,438,310
		7,465,897

Diversified Metals & Mining–0.21%
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051	2,154,000	1,642,175
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	1,859,000	1,794,772
		3,436,947

Diversified REITs–0.74%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	772,000	750,328
4.05%, 07/01/2030	870,000	823,617
2.50%, 08/16/2031	918,000	760,856
CubeSmart L.P.,
2.25%, 12/15/2028	569,000	500,197
2.50%, 02/15/2032	1,052,000	875,088
VICI Properties L.P.,
4.75%, 02/15/2028	2,492,000	2,485,770
4.95%, 02/15/2030	2,492,000	2,476,923
5.13%, 05/15/2032	1,807,000	1,796,339
5.63%, 05/15/2052	1,860,000	1,855,889
		12,325,007

Drug Retail–0.19%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	3,433,000	3,158,550

Electric Utilities–0.62%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,452,877
Duke Energy Corp., 3.25%, 01/15/2082(c)	1,422,000	1,210,397
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	1,372,000	1,360,866
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	1,678,000	1,254,771
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	2,005,000	1,771,879
PacifiCorp, 2.90%, 06/15/2052	1,648,000	1,265,919
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	1,103,000	995,458
		10,312,167

Electronic Equipment & Instruments–0.18%
Vontier Corp.,
2.40%, 04/01/2028	1,796,000	1,537,627
2.95%, 04/01/2031	1,614,000	1,362,386
		2,900,013

Electronic Manufacturing Services–0.07%
Jabil, Inc., 3.00%, 01/15/2031	1,337,000	1,164,180

	Principal Amount	Value
Financial Exchanges & Data–0.80%
Cboe Global Markets, Inc., 3.00%, 03/16/2032	$ 4,546,000	$ 4,154,644
FactSet Research Systems, Inc., 3.45%, 03/01/2032	1,720,000	1,579,479
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	1,127,000	815,814
Moody’s Corp.,
2.00%, 08/19/2031	1,478,000	1,236,432
2.75%, 08/19/2041	1,729,000	1,325,738
3.75%, 02/25/2052	1,663,000	1,418,103
3.10%, 11/29/2061	3,789,000	2,692,421
		13,222,631

Food Retail–0.15%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(b)	1,183,000	958,197
3.63%, 05/13/2051(b)	1,894,000	1,504,070
		2,462,267

Health Care Distributors–0.08%
McKesson Corp., 1.30%, 08/15/2026	1,427,000	1,282,453

Health Care REITs–0.16%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	1,184,000	1,159,584
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,884,000	1,503,644
		2,663,228

Health Care Services–0.77%
Cigna Corp., 4.13%, 11/15/2025	1,126,000	1,138,426
CVS Health Corp., 1.30%, 08/21/2027	1,142,000	1,000,777
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	1,292,000	1,170,953
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,105,000	931,472
Series 2042, 2.72%, 01/01/2042	1,067,000	821,472
2.86%, 01/01/2052	1,219,000	898,773
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	3,254,000	2,326,392
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(b)	4,704,000	4,447,487
		12,735,752

Homebuilding–0.20%
D.R. Horton, Inc., 4.75%, 02/15/2023	1,369,000	1,383,377
M.D.C. Holdings, Inc., 3.97%, 08/06/2061	2,831,000	1,879,299
		3,262,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Core Bond Fund

	Principal Amount	Value
Hotels, Resorts & Cruise Lines–0.57%
Expedia Group, Inc.,
4.63%, 08/01/2027	$ 926,000	$ 931,672
3.25%, 02/15/2030	6,663,000	5,956,515
2.95%, 03/15/2031	3,051,000	2,621,031
		9,509,218

Independent Power Producers & Energy Traders–0.10%
AES Corp. (The),
1.38%, 01/15/2026	911,000	817,094
2.45%, 01/15/2031	944,000	783,715
		1,600,809

Industrial REITs–0.06%
LXP Industrial Trust, 2.38%, 10/01/2031	1,147,000	932,004

Insurance Brokers–0.09%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	1,063,000	861,665
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	758,000	606,522
		1,468,187

Integrated Oil & Gas–0.88%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	2,293,000	1,872,630
2.94%, 06/04/2051	1,774,000	1,316,947
3.00%, 03/17/2052	1,180,000	885,619
BP Capital Markets PLC (United Kingdom),
4.38%(c)(d)	1,185,000	1,154,546
4.88%(c)(d)	3,756,000	3,612,615
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	1,108,000	1,050,276
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	2,873,000	2,378,506
3.00%, 11/26/2051	2,873,000	2,247,504
		14,518,643

Integrated Telecommunication Services–1.46%
AT&T, Inc.,
0.93% (SOFR + 0.64%), 03/25/2024(e)	2,276,000	2,274,952
4.30%, 02/15/2030	1,107,000	1,112,050
2.55%, 12/01/2033	4,365,000	3,627,225
3.10%, 02/01/2043	1,369,000	1,061,133
3.50%, 09/15/2053	2,102,000	1,649,105
3.50%, 02/01/2061	877,000	651,015
Verizon Communications, Inc.,
1.75%, 01/20/2031	1,011,000	826,372
2.55%, 03/21/2031	814,000	709,144
2.36%, 03/15/2032	7,006,000	5,887,110
2.65%, 11/20/2040	805,000	610,153
3.40%, 03/22/2041	889,000	748,709
2.85%, 09/03/2041	2,467,000	1,928,287
2.88%, 11/20/2050	1,116,000	816,616
3.55%, 03/22/2051	511,000	420,570
3.00%, 11/20/2060	1,314,000	918,940
3.70%, 03/22/2061	1,211,000	976,034
		24,217,415

	Principal Amount	Value
Interactive Home Entertainment–0.21%
Electronic Arts, Inc., 1.85%, 02/15/2031	$ 1,801,000	$ 1,492,017
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	2,042,000	1,946,018
		3,438,035

Internet & Direct Marketing Retail–0.22%
Amazon.com, Inc.,
2.88%, 05/12/2041	2,025,000	1,681,557
3.10%, 05/12/2051	2,458,000	2,028,077
		3,709,634

Internet Services & Infrastructure–0.07%
VeriSign, Inc., 2.70%, 06/15/2031	1,276,000	1,103,333

Investment Banking & Brokerage–3.54%
Charles Schwab Corp. (The), 1.30% (SOFR + 1.05%), 03/03/2027(e)	3,086,000	3,089,616
2.45%, 03/03/2027	890,000	838,245
2.90%, 03/03/2032	1,874,000	1,678,586
5.00%(c)(d)	1,842,000	1,779,317
Goldman Sachs Group, Inc. (The), 0.84% (SOFR + 0.58%), 03/08/2024(e)	3,644,000	3,614,688
1.00% (SOFR + 0.70%), 01/24/2025(e)	2,370,000	2,348,158
3.50%, 04/01/2025	1,169,000	1,152,809
3.50%, 11/16/2026	749,000	731,129
1.06% (SOFR + 0.79%), 12/09/2026(e)	7,880,000	7,734,608
1.09%, 12/09/2026(c)	1,196,000	1,070,513
1.08% (SOFR + 0.81%), 03/09/2027(e)	6,200,000	6,057,107
1.22% (SOFR + 0.92%), 10/21/2027(e)	5,058,000	4,961,432
1.95%, 10/21/2027(c)	1,678,000	1,508,879
1.35% (SOFR + 1.12%), 02/24/2028(e)	1,165,000	1,145,169
1.99%, 01/27/2032(c)	1,228,000	993,028
2.62%, 04/22/2032(c)	699,000	591,831
2.65%, 10/21/2032(c)	2,038,000	1,720,824
3.10%, 02/24/2033(c)	1,327,000	1,160,989
3.44%, 02/24/2043(c)	1,599,000	1,328,579
Series V, 4.13%(c)(d)	1,743,000	1,565,338
Morgan Stanley, 0.92% (SOFR + 0.63%), 01/24/2025(e)	1,690,000	1,674,207
5.00%, 11/24/2025	1,229,000	1,262,426
2.19%, 04/28/2026(c)	866,000	817,191
3.62%, 04/01/2031(c)	1,125,000	1,054,081
2.24%, 07/21/2032(c)	2,270,000	1,875,770
2.51%, 10/20/2032(c)	1,270,000	1,068,747
2.94%, 01/21/2033(c)	1,554,000	1,356,454
2.48%, 09/16/2036(c)	3,028,000	2,425,477
5.30%, 04/20/2037(c)	1,922,000	1,924,089
		58,529,287

IT Consulting & Other Services–0.12%
DXC Technology Co., 2.38%, 09/15/2028	2,182,000	1,901,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Core Bond Fund

	Principal Amount	Value
Leisure Products–0.38%
Brunswick Corp.,
4.40%, 09/15/2032	$ 2,142,000	$ 1,976,062
5.10%, 04/01/2052	5,024,000	4,237,919
		6,213,981

Life & Health Insurance–3.81%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	1,166,000	1,196,121
Athene Global Funding,
1.20%, 10/13/2023(b)	1,810,000	1,751,998
1.45%, 01/08/2026(b)	970,000	880,039
2.95%, 11/12/2026(b)	2,202,000	2,074,045
3.21%, 03/08/2027(b)	3,638,000	3,409,987
Athene Holding Ltd.,
6.15%, 04/03/2030	1,237,000	1,303,536
3.95%, 05/25/2051	330,000	267,962
3.45%, 05/15/2052	2,239,000	1,651,586
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	2,563,000	2,473,207
Brighthouse Financial, Inc., 3.85%, 12/22/2051	3,040,000	2,247,743
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,714,357
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,665,144
F&G Global Funding, 2.00%, 09/20/2028(b)	2,550,000	2,196,360
GA Global Funding Trust,
2.25%, 01/06/2027(b)	3,157,000	2,880,483
1.95%, 09/15/2028(b)	2,702,000	2,338,466
2.90%, 01/06/2032(b)	2,764,000	2,369,388
MAG Mutual Holding Co., 4.75%, 04/30/2041(f)	9,203,000	8,340,223
Pacific Life Global Funding II,
1.09% (SOFR + 0.80%), 03/30/2025(b)(e)	4,261,000	4,269,046
0.87% (SOFR + 0.62%), 06/04/2026(b)(e)	2,052,000	2,032,031
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	1,513,000	1,474,169
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	1,726,000	1,625,311
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	5,100,000	4,844,244
		63,005,446

Life Sciences Tools & Services–0.04%
Illumina, Inc., 2.55%, 03/23/2031	768,000	655,181

Managed Health Care–0.24%
Kaiser Foundation Hospitals,

Series 2021, 2.81%, 06/01/2041	2,490,000	1,975,587
3.00%, 06/01/2051	2,595,000	2,016,485
		3,992,072

	Principal Amount	Value
Movies & Entertainment–1.01%
Magallanes, Inc.,
4.28%, 03/15/2032(b)	$ 2,834,000	$ 2,634,186
5.05%, 03/15/2042(b)	4,722,000	4,310,178
5.14%, 03/15/2052(b)	5,858,000	5,233,383
5.39%, 03/15/2062(b)	5,175,000	4,602,225
		16,779,972

Multi-line Insurance–0.26%
Allianz SE (Germany), 3.20%(b)(c)(d)	3,090,000	2,517,423
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	1,981,000	1,752,987
		4,270,410

Multi-Utilities–0.20%
Ameren Corp., 2.50%, 09/15/2024	1,065,000	1,045,998
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	943,000	875,198
WEC Energy Group, Inc.,
1.38%, 10/15/2027	851,000	745,381
1.80%, 10/15/2030	797,000	657,095
		3,323,672

Office REITs–0.36%
Office Properties Income Trust,
4.25%, 05/15/2024	2,666,000	2,665,851
4.50%, 02/01/2025	1,730,000	1,718,634
2.65%, 06/15/2026	357,000	320,139
2.40%, 02/01/2027	1,401,000	1,213,024
		5,917,648

Oil & Gas Exploration & Production–0.43%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	1,656,000	1,561,525
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	1,591,000	1,296,962
Continental Resources, Inc.,
2.27%, 11/15/2026(b)	763,000	697,874
2.88%, 04/01/2032(b)	957,000	792,204
Lundin Energy Finance B.V. (Netherlands),
2.00%, 07/15/2026(b)	1,535,000	1,386,548
3.10%, 07/15/2031(b)	1,535,000	1,339,862
		7,074,975

Oil & Gas Storage & Transportation–1.22%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	888,000	1,086,486
Enbridge, Inc. (Canada),
0.84% (SOFR + 0.63%), 02/16/2024(e)	542,000	542,814
1.60%, 10/04/2026	981,000	887,437
3.40%, 08/01/2051	987,000	776,731
Energy Transfer L.P.,
4.25%, 03/15/2023	1,163,000	1,172,175
4.00%, 10/01/2027	919,000	890,517
Kinder Morgan, Inc., 7.75%, 01/15/2032	1,443,000	1,756,469
MPLX L.P.,
1.75%, 03/01/2026	1,033,000	944,195
4.25%, 12/01/2027	858,000	851,258
4.95%, 03/14/2052	4,415,000	4,055,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Core Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc., 6.35%, 01/15/2031	$ 1,600,000	$ 1,749,637
Williams Cos., Inc. (The),
3.70%, 01/15/2023	1,612,000	1,619,696
2.60%, 03/15/2031	3,089,000	2,679,382
3.50%, 10/15/2051	1,500,000	1,152,347
		20,164,566

Other Diversified Financial Services–2.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
2.45%, 10/29/2026	2,640,000	2,350,559
3.00%, 10/29/2028	1,499,000	1,304,969
3.30%, 01/30/2032	2,098,000	1,746,714
3.40%, 10/29/2033	2,277,000	1,870,894
3.85%, 10/29/2041	2,149,000	1,663,534
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(b)	1,183,000	1,060,729
2.75%, 02/21/2028(b)	1,233,000	1,062,567
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	1,678,000	1,355,716
2.55%, 03/30/2032(b)	1,098,000	944,592
2.80%, 09/30/2050(b)	764,000	543,469
3.20%, 01/30/2052(b)	2,244,000	1,712,689
Blackstone Private Credit Fund,
1.75%, 09/15/2024(b)	549,000	513,651
2.35%, 11/22/2024(b)	1,820,000	1,719,350
2.63%, 12/15/2026(b)	4,122,000	3,618,391
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	5,791,000	4,980,394
LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(b)	1,523,000	1,378,418
2.00%, 04/06/2028(b)	1,346,000	1,190,572
2.50%, 04/06/2031(b)	1,005,000	877,859
Owl Rock Core Income Corp., 4.70%, 02/08/2027(b)	1,988,000	1,877,384
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	3,900,000	3,424,933
3.25%, 10/01/2031(b)	4,300,000	3,611,609
		38,808,993

Packaged Foods & Meats–0.20%
Conagra Brands, Inc., 4.60%, 11/01/2025	1,454,000	1,473,494
JDE Peet’s N.V. (Netherlands),
1.38%, 01/15/2027(b)	1,197,000	1,045,607
2.25%, 09/24/2031(b)	1,073,000	864,729
		3,383,830

Paper Packaging–0.46%
Berry Global, Inc., 1.65%, 01/15/2027	5,972,000	5,299,837
Packaging Corp. of America, 3.65%, 09/15/2024	1,229,000	1,232,585
Sealed Air Corp., 1.57%, 10/15/2026(b)	1,246,000	1,101,890
		7,634,312

Pharmaceuticals–0.28%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	1,536,000	1,548,859
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	1,964,000	1,569,278

	Principal Amount	Value
Pharmaceuticals–(continued)
Mylan, Inc., 3.13%, 01/15/2023(b)	$ 1,585,000	$ 1,585,851
		4,703,988

Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,162,243

Property & Casualty Insurance–0.47%
Chubb INA Holdings, Inc.,
2.85%, 12/15/2051	553,000	422,446
3.05%, 12/15/2061	1,261,000	944,908
CNA Financial Corp., 3.45%, 08/15/2027	1,028,000	1,001,279
Fidelity National Financial, Inc.,
2.45%, 03/15/2031	1,142,000	948,530
3.20%, 09/17/2051	755,000	532,755
First American Financial Corp., 2.40%, 08/15/2031	1,435,000	1,184,334
Stewart Information Services Corp., 3.60%, 11/15/2031	2,204,000	1,903,485
W.R. Berkley Corp., 3.15%, 09/30/2061	1,304,000	918,584
		7,856,321

Railroads–0.07%
Union Pacific Corp., 2.15%, 02/05/2027	1,210,000	1,133,313

Real Estate Development–0.06%
Essential Properties L.P., 2.95%, 07/15/2031	1,260,000	1,039,231

Regional Banks–2.61%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	2,706,000	2,727,453
2.50%, 02/06/2030	1,166,000	1,027,503
2.64%, 09/30/2032	4,748,000	3,917,486
Fifth Third Bancorp,
4.06%, 04/25/2028(c)	1,525,000	1,515,356
4.34%, 04/25/2033(c)	1,955,000	1,949,678
Fifth Third Bank N.A., 3.85%, 03/15/2026	983,000	980,721
Huntington Bancshares, Inc.,
4.00%, 05/15/2025	1,492,000	1,504,930
2.49%, 08/15/2036(b)(c)	1,296,000	1,074,291
KeyBank N.A., 3.40%, 05/20/2026	1,304,000	1,272,055
KeyCorp, 2.25%, 04/06/2027	1,700,000	1,565,823
M&T Bank Corp., 3.50%(c)(d)	2,605,000	2,194,746
PNC Financial Services Group, Inc. (The),
Series O, 4.96%(3 mo. USD LIBOR + 3.68%)(d)(e)	4,363,000	4,348,945
Series U, 6.00%(c)(d)	3,677,000	3,677,000
SVB Financial Group,
2.10%, 05/15/2028	1,008,000	886,984
1.80%, 02/02/2031	1,563,000	1,252,099
4.10%(c)(d)	2,512,000	2,047,280
Series C, 4.00%(c)(d)	5,338,000	4,649,131
Series D, 4.25%(c)(d)	4,687,000	4,065,972
Series E, 4.70%(c)(d)	3,147,000	2,590,422
		43,247,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Bond Fund

	Principal Amount	Value

Reinsurance–0.05%
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	$946,000	$801,261

Residential REITs–0.36%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	372,000	307,883

3.63%, 04/15/2032	2,533,000	2,307,560

3.38%, 07/15/2051	391,000	293,100

4.30%, 04/15/2052	1,233,000	1,066,282

Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	581,000	506,817

2.70%, 01/15/2034	1,869,000	1,520,943

		6,002,585

Restaurants–0.12%
Starbucks Corp., 3.00%, 02/14/2032	2,150,000	1,902,014

Retail REITs–1.08%
Agree L.P.,
2.00%, 06/15/2028	762,000	668,351

2.60%, 06/15/2033	1,001,000	825,748

Kimco Realty Corp.,
1.90%, 03/01/2028	1,283,000	1,132,580

2.70%, 10/01/2030	744,000	661,805

2.25%, 12/01/2031	1,661,000	1,398,812

Kite Realty Group L.P., 4.00%, 10/01/2026	2,093,000	2,055,695

Kite Realty Group Trust, 4.75%, 09/15/2030	791,000	782,902

National Retail Properties, Inc., 3.50%, 04/15/2051	1,286,000	1,023,444

Realty Income Corp.,
2.20%, 06/15/2028	1,556,000	1,391,312

3.25%, 01/15/2031	987,000	919,690

2.85%, 12/15/2032	2,650,000	2,350,148

Regency Centers L.P., 2.95%, 09/15/2029	1,219,000	1,111,715

Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	1,858,000	1,795,943

Simon Property Group L.P., 1.38%, 01/15/2027	1,887,000	1,686,281

		17,804,426

Semiconductors–0.88%
Broadcom, Inc.,
4.15%, 11/15/2030	701,000	664,836

2.45%, 02/15/2031(b)	973,000	812,025

3.42%, 04/15/2033(b)	1,074,000	922,483

3.47%, 04/15/2034(b)	1,919,000	1,630,859

3.14%, 11/15/2035(b)	4,302,000	3,479,033

4.93%, 05/15/2037(b)	950,000	889,068

Marvell Technology, Inc., 2.95%, 04/15/2031	2,457,000	2,135,593

Micron Technology, Inc.,
2.70%, 04/15/2032	1,122,000	934,292

3.37%, 11/01/2041	758,000	603,329

QUALCOMM, Inc.,
2.15%, 05/20/2030	1,422,000	1,248,555

3.25%, 05/20/2050	1,379,000	1,172,393

		14,492,466

	Principal Amount	Value

Specialized REITs–1.12%
American Tower Corp.,
3.00%, 06/15/2023	$1,300,000	$1,298,609

4.00%, 06/01/2025	773,000	772,551

2.70%, 04/15/2031	2,419,000	2,034,229

4.05%, 03/15/2032	1,309,000	1,229,152

2.95%, 01/15/2051	1,274,000	873,773

Crown Castle International Corp., 2.50%, 07/15/2031	2,102,000	1,764,796

EPR Properties,
4.75%, 12/15/2026	882,000	866,358

4.95%, 04/15/2028	2,219,000	2,137,103

3.60%, 11/15/2031	1,845,000	1,564,437

Equinix, Inc., 3.90%, 04/15/2032	2,582,000	2,424,616

Extra Space Storage L.P.,
3.90%, 04/01/2029	744,000	715,022

2.35%, 03/15/2032	1,861,000	1,533,687

Life Storage L.P., 2.40%, 10/15/2031	1,641,000	1,355,454

		18,569,787

Systems Software–0.05%
Oracle Corp., 3.85%, 04/01/2060	1,220,000	864,251

Technology Hardware, Storage & Peripherals–0.37%
Apple, Inc.,
4.38%, 05/13/2045	821,000	835,106

2.55%, 08/20/2060	3,730,000	2,625,378

2.80%, 02/08/2061	3,571,000	2,617,814

		6,078,298

Tobacco–0.25%
Altria Group, Inc.,
3.70%, 02/04/2051	1,700,000	1,214,489

4.00%, 02/04/2061	1,713,000	1,239,694

Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	1,732,000	1,732,604

		4,186,787

Trading Companies & Distributors–0.05%
Air Lease Corp., 2.20%, 01/15/2027	995,000	891,533

Trucking–0.44%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	756,000	753,934

3.40%, 11/15/2026(b)	1,287,000	1,245,089

SMBC Aviation Capital Finance DAC (Ireland), 1.90%, 10/15/2026(b)	1,513,000	1,311,344

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	2,683,000	2,441,548

3.15%, 06/15/2031(b)	1,880,000	1,603,780

		7,355,695

Wireless Telecommunication Services–0.32%
T-Mobile USA, Inc.,
3.30%, 02/15/2051	1,635,000	1,225,845

3.40%, 10/15/2052(b)	5,325,000	4,043,614

		5,269,459

Total U.S. Dollar Denominated Bonds & Notes (Cost $828,393,875)		739,001,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Bond Fund

	Principal Amount	Value

Asset-Backed Securities–28.08%
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	$622,521	$552,747

Series 2005-29CB, Class A4, 5.00%, 07/25/2035	277,096	192,244

American Credit Acceptance Receivables Trust, Series 2019-3, Class C, 2.76%, 09/12/2025(b)	310,982	311,224

AmeriCredit Automobile Receivables Trust,
Series 2017-4, Class D, 3.08%, 12/18/2023	2,649,019	2,655,042

Series 2018-3, Class C, 3.74%, 10/18/2024	4,225,000	4,251,231

Series 2019-2, Class C, 2.74%, 04/18/2025	1,645,000	1,641,967

Series 2019-2, Class D, 2.99%, 06/18/2025	4,570,000	4,536,175

Series 2019-3, Class D, 2.58%, 09/18/2025	2,285,000	2,264,948

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	3,934,989

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(g)	771,575	760,079

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	2,192,767	2,151,573

Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(g)	1,260,934	1,182,269

Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(g)	2,966,323	2,809,765

Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(h)	4,915,065	4,738,383

Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,561,050

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 2.36% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	7,338,000	7,275,495

Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	183,867	165,972

Series 2007-C, Class 1A4, 2.98%, 05/20/2036(g)	71,904	71,360

Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	217,170	193,214

Bank, Series 2019-BNK16, Class XA, IO, 1.10%, 02/15/2052(i)	23,883,187	1,193,321

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(g)	3,961,700	3,626,945

Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(g)	3,962,621	3,500,148

Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(g)	3,849,829	3,619,779

Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(g)	4,156,659	3,819,690

Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(g)	5,071,304	4,498,507

	Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$174,759	$176,763

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	393,728	397,142

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(i)	34,091,762	753,885

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(g)	1,511,737	1,466,048

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 1.41% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	2,220,000	2,179,195

Series 2021-VOLT, Class A, 1.25% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	4,080,000	3,998,459

Series 2021-VOLT, Class B, 1.50% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	3,595,000	3,507,490

Series 2021-XL2, Class B, 1.55% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(e)	1,489,107	1,451,512

BX Trust,
Series 2022-LBA6, Class A, 1.51% (1.00% + SOFR Term Rate), 01/15/2039(b)(e)	3,670,000	3,608,394

Series 2022-LBA6, Class B, 1.81% (1.30% + SOFR Term Rate), 01/15/2039(b)(e)	2,265,000	2,202,175

Series 2022-LBA6, Class C, 2.11% (1.60% + SOFR Term Rate), 01/15/2039(b)(e)	1,215,000	1,194,636

CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	1,845,000	1,837,673

Series 2019-2, Class C, 2.89%, 03/15/2027(b)	900,000	894,788

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(i)	11,005,140	343,546

Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 2.04% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	3,687,000	3,663,455

Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(g)	106,493	105,483

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 2.97%, 01/25/2036(g)	460,847	435,176

CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 2.24% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(e)	1,497,000	1,493,144

Series 2016-1A, Class ARR, 2.18% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(e)	1,538,000	1,523,647

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Bond Fund

	Principal Amount	Value

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.15%, 11/10/2046(i)	$11,985,580	$139,588

Series 2014-GC21, Class AA, 3.48%, 05/10/2047	591,052	592,650

Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(i)	29,253,486	1,125,031

Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	870,414	880,732

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(g)	3,975,804	3,533,811

CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 01/15/2026	1,910,000	1,921,185

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	392,083	391,829

Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(g)	2,116,801	2,015,049

Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(g)	3,085,023	2,968,067

Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(h)	3,020,727	2,918,160

Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(g)	4,012,319	3,958,216

COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.63%, 12/10/2045(i)	11,021,238	41,692

Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	2,945,000	2,925,807

Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	519,024	519,054

Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,865,000	2,872,563

Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,698,514

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(g)	843,447	820,294

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(g)	1,114,247	1,067,850

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(g)	3,985,563	3,908,750

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(g)	1,890,000	1,821,569

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,473,866

CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	642,596	409,321

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(b)	1,925,000	1,926,141

Drive Auto Receivables Trust,
Series 2018-2, Class D, 4.14%, 08/15/2024	634,753	637,305

Series 2018-3, Class D, 4.30%, 09/16/2024	868,163	873,703

Dryden 93 CLO Ltd., Series 2021- 93A, Class A1A, 2.12% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	1,078,634	1,068,190

	Principal Amount	Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(g)	$372,550	$366,047

Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(g)	416,729	387,932

Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(g)	2,832,102	2,657,055

Extended Stay America Trust, Series 2021-ESH, Class B, 1.94% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	1,719,418	1,698,651

First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 1.32% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	395,445	196,458

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(g)	6,492,304	6,027,012

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(g)	1,394,642	1,313,800

Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 1.15% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	9,380,000	9,389,132

FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.78%, 10/25/2045(b)(g)	680,000	681,704

Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(g)	605,000	606,260

Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(g)	1,165,000	1,166,583

Series 2013-K27, Class C, 3.61%, 01/25/2046(b)(g)	650,000	650,005

Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(g)	2,580,000	2,579,355

Series 2015-K44, Class B, 3.80%, 01/25/2048(b)(g)	1,175,000	1,159,247

Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(g)	1,040,000	1,029,649

Series 2017-K724, Class B, 5.26%, 12/25/2049(b)(g)	780,000	776,327

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 2.13% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(e)	1,712,000	1,699,092

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 2.13% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	2,190,000	2,170,231

Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 2.27% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	5,264,000	5,197,816

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	974,215	982,912

Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	73,670	73,780

Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	452,634	454,693

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,380,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Bond Fund

	Principal Amount	Value

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(g)	$3,417,449	$3,213,391

GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.06%, 07/25/2035(g)	65,257	66,316

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,184,289

Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	638,264

Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	978,000	919,943

Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	406,532

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	3,490,000	3,522,946

Series 2013-LC11, Class AS, 3.22%, 04/15/2046	1,722,000	1,708,077

Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	3,924,274

Series 2016-JP3, Class A2, 2.43%, 08/15/2049	364,255	363,372

JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 2.38%, 07/25/2035(g)	289,823	291,287

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(g)	4,814,248	4,289,969

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,957,934

Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(i)	32,702,074	856,098

Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,289,865

KKR CLO 30 Ltd., Series 30A, Class A1R, 2.06% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	3,771,000	3,738,041

LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.07%, 02/18/2030(g)	12,964	1

Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(g)	7,420	2,229

Life Mortgage Trust,
Series 2021-BMR, Class A, 1.25% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(e)	2,255,916	2,210,615

Series 2021-BMR, Class B, 1.43% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	3,671,393	3,547,677

Series 2021-BMR, Class C, 1.65% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(e)	1,543,263	1,487,302

Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A, 2.19% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	10,755,000	10,708,291

	Principal Amount	Value

Med Trust,
Series 2021-MDLN, Class A, 1.51% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	$2,660,000	$2,618,662

Series 2021-MDLN, Class B, 2.01% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	4,303,000	4,236,140

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(g)	2,601,651	2,429,772

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(g)	2,571,958	2,417,839

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(g)	2,800,088	2,488,800

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(g)	3,434,318	3,228,664

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(g)	3,493,471	3,234,102

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 1.25% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	1,945,000	1,898,768

Series 2021-STOR, Class B, 1.45% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	1,460,000	1,421,991

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	6,222,000	6,198,646

Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,981,982

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(i)	13,046,522	439,717

Motel Trust,
Series 2021-MTL6, Class A, 1.45% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(e)	895,657	882,816

Series 2021-MTL6, Class B, 1.75% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(e)	363,402	357,798

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 2.06% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	5,054,000	5,033,920

Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 2.10% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	3,402,000	3,379,846

New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(g)	2,726,320	2,633,001

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(g)	3,624,184	3,444,048

Series 2022-NQM2, Class A1, 2.93%, 01/25/2062(b)(g)	4,130,225	3,905,505

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(h)	2,732,034	2,624,853

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(h)	2,305,000	2,101,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Bond Fund

	Principal Amount	Value

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(g)	$3,053,527	$2,876,729

OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 2.00% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	3,192,000	3,171,721

Series 2020-8RA, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	6,027,000	5,994,297

Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 2.11% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	5,500,000	5,472,368

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 2.26% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	5,507,000	5,487,582

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 2.32% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	5,076,061	5,052,051

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	4,120,285	3,808,722

Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	1,965,000	1,965,526

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	6,825,000	6,438,656

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,415,000	2,169,368

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 1.52% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	4,418,290	4,396,653

Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	54,314	47,429

Series 2007-QS6, Class A28, 5.75%, 04/25/2037	281,951	256,429

Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(g)	819,596	808,451

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	2,222,983	2,195,116

Santander Drive Auto Receivables Trust,
Series 2018-2, Class D, 3.88%, 02/15/2024	688,822	690,188

Series 2019-2, Class D, 3.22%, 07/15/2025	3,210,000	3,216,494

Series 2019-3, Class D, 2.68%, 10/15/2025	2,805,000	2,810,934

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(g)	4,628,370	4,498,278

Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(g)	1,952,439	1,897,933

Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,849,150	1,612,173

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,809,383	1,521,465

	Principal Amount	Value

STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(g)	$2,594,305	$2,464,193

Series 2021-SFR1, Class A, 1.16% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(e)	11,612,368	11,420,418

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	396,999	395,095

Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	5,279,519	4,933,174

Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(g)	3,795,736	3,582,228

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 2.33% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	3,000,000	2,989,542

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,747,200	4,337,787

TICP CLO XV Ltd., Series 2020-15A, Class A, 2.34% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	4,685,000	4,663,665

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	4,543,129	3,978,007

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(i)	19,569,128	694,827

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(h)	1,107,545	1,097,731

Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(h)	1,395,641	1,382,520

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(g)	365,150	360,577

Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(g)	1,118,222	1,072,214

Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	4,135,169	3,858,826

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(g)	1,876,743	1,832,727

Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(h)	2,723,640	2,620,334

Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(h)	4,315,198	4,261,290

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	1,233,276	1,200,729

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(g)	232,151	230,890

Series 2005-AR14, Class 1A4, 2.86%, 12/25/2035(g)	336,079	335,957

Series 2005-AR16, Class 1A1, 2.69%, 12/25/2035(g)	320,347	321,999

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	2,469,329	2,464,233

Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(i)	18,125,856	734,282

Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	2,744,746	2,747,793

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Bond Fund

	Principal Amount	Value

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	$2,330,000	$2,327,391

Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,684,702

Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,186,932

Series 2014-LC14, Class AS, 4.35%, 03/15/2047(g)	2,174,838	2,164,478

World Financial Network Credit Card Master Trust,
Series 2019-B, Class A, 2.49%, 04/15/2026	4,555,000	4,563,235

Series 2019-C, Class A, 2.21%, 07/15/2026	3,910,000	3,917,440

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,825,725	5,277,825

Total Asset-Backed Securities (Cost $487,430,618)		464,670,436

U.S. Government Sponsored Agency Mortgage-Backed Securities–16.59%
Collateralized Mortgage Obligations–0.89%
Fannie Mae Interest STRIPS, IO,
7.00%, 06/25/2023 to 04/25/2032(j)	797,911	159,337

7.50%, 10/25/2023 to 11/25/2029(j)	81,590	4,614

6.50%, 04/25/2029 to 02/25/2033(i)(j)	1,310,942	216,527

6.00%, 06/25/2033 to 03/25/2036(i)(j)	857,109	146,391

5.50%, 09/25/2033 to 06/25/2035(i)(j)	1,488,064	248,526

Fannie Mae REMICs,
6.50%, 06/25/2023 to 10/25/2031	203,496	214,987

4.50%, 08/25/2025	22,952	23,132

5.50%, 12/25/2025 to 07/25/2046(j)	3,301,360	2,350,032

7.00%, 07/25/2026 to 04/25/2033(j)	523,767	91,864

4.00%, 08/25/2026 to 08/25/2047(j)	1,531,470	227,245

6.00%, 11/25/2028	78,734	83,329

7.50%, 12/25/2029	516,755	559,527

1.67% (1 mo. USD LIBOR + 1.00%), 07/25/2032(e)	67,643	69,214

1.07% (1 mo. USD LIBOR + 0.40%), 03/25/2033(e)	16,247	16,246

0.92% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	62,213	62,043

21.75% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	143,096	183,923

1.61% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	94,705	96,098

5.00%, 04/25/2040 to 09/25/2047(e)(j)	7,297,872	1,438,959

PO, 0.00%, 09/25/2023(k)	6,525	6,407

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
IO, 6.03% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(j)	$478,234	$59,608

7.48% (8.15% - (1.00 x 1 mo. USD LIBOR)), 04/25/2027(e)(j)	60,632	6,173

3.00%, 11/25/2027(j)	1,399,910	72,038

6.43% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(j)	14,217	1,623

9.25% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(e)(j)	35	3

7.08% (7.75% - (1.00 x 1 mo. USD LIBOR)), 07/25/2031 to 02/25/2032(e)(j)	59,580	8,491

7.30% (7.85% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(e)(j)	52,634	7,256

7.23% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(j)	125,539	17,904

6.58% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(j)	95,950	13,655

7.28% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(j)	176,503	21,851

7.43% (8.10% - (1.00 x 1 mo. USD LIBOR)), 02/25/2032 to 03/25/2032(e)(j)	21,037	2,311

1.00% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(j)	161,217	3,927

6.33% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(j)	413,573	51,486

7.33% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(j)	313,310	50,462

7.45% (8.00% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(j)	197,060	30,621

7.55% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(j)	58,144	7,741

7.53% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(e)(j)	271,187	44,730

7.58% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(j)	202,255	37,705

6.88% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(e)(j)	216,988	34,445

6.08% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(e)(j)	89,024	9,977

5.93% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(j)	308,430	31,793

3.50%, 08/25/2035(j)	4,464,439	575,460

5.43% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(j)	212,930	27,333

5.91% (6.58% - (1.00 x 1 mo. USD LIBOR)), 06/25/2036(e)(j)	13,932	1,912

5.38% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(e)(j)	77,157	5,002

5.88% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(j)	431,795	49,994

5.48% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(j)	940,993	169,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Bond Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	$65,977,518	$382,755

Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	42,602,111	520,291

Series K734, Class X1, IO, 0.78%, 02/25/2026(i)	33,037,426	675,827

Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	34,093,026	1,115,367

Series K093, Class X1, IO, 1.09%, 05/25/2029(i)	27,667,381	1,544,745

Freddie Mac REMICs,
1.50%, 07/15/2023	20,636	20,647

5.00%, 09/15/2023 1.60% (1 mo. USD LIBOR +	48,504	49,070

1.05%), 10/15/2023(e)	54,099	54,386

6.50%, 02/15/2028 to 06/15/2032	747,022	801,586

6.00%, 04/15/2029	47,054	49,729

1.45% (1 mo. USD LIBOR + 0.90%), 07/15/2031(e)	46,845	47,708

7.00%, 03/15/2032	197,461	217,391

3.50%, 05/15/2032	167,408	166,416

1.55% (1 mo. USD LIBOR + 1.00%), 06/15/2032(e)	219,520	224,284

22.72% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	39,024	54,416

0.95% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	108,507	108,585

IO, 7.10% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(j)	178,046	14,328

3.00%, 06/15/2027 to 05/15/2040(j)	4,631,881	247,474

2.50%, 05/15/2028(j)	958,182	46,893

7.15% (7.70% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(e)(j)	27,282	1,642

7.55% (8.10% - (1.00 x 1 mo. USD LIBOR)), 09/15/2029(e)(j)	8,802	859

7.20% (7.75% - (1.00 x 1 mo. USD LIBOR)), 01/15/2032(e)(j)	118,222	12,476

6.50% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(e)(j)	253,399	26,912

6.15% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(j)	259,825	23,469

6.20% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(j)	200,153	17,949

6.17% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(j)	983,347	97,630

6.10% (6.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(j)	338,298	60,599

6.45% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(j)	97,450	13,876

5.45% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(j)	50,483	6,773

5.52% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(j)	1,317,200	160,578

5.70% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(j)	338,082	38,937

5.55% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(j)	1,051,249	152,306

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
4.00%, 03/15/2045(j)	$643,163	$50,587

Freddie Mac STRIPS, IO,
7.00%, 04/01/2027(j)	79,273	8,521

3.00%, 12/15/2027(j)	1,782,795	102,316

3.27%, 12/15/2027(i)	447,906	22,734

6.50%, 02/01/2028(j)	8,412	995

7.50%, 12/15/2029(j)	23,562	3,863

6.00%, 12/15/2032(j)	75,193	10,436

PO, 0.00%, 06/01/2026(k)	9,396	8,876

		14,705,251

Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
9.00%, 03/01/2024 to 05/01/2025	973	1,017

6.00%, 07/01/2024 to 11/01/2037	71,081	76,648

6.50%, 07/01/2028 to 04/01/2034	80,589	85,780

7.00%, 10/01/2031 to 10/01/2037	803,630	869,281

5.50%, 09/01/2039	459,114	492,463

		1,525,189

Federal National Mortgage Association (FNMA)–0.69%
6.50%, 12/01/2022 to 11/01/2031	572,025	608,326

8.50%, 07/01/2032	1,005	1,008

7.50%, 01/01/2033 to 08/01/2033	595,479	644,363

7.00%, 04/01/2033 to 04/01/2034	358,436	383,500

5.50%, 02/01/2035 to 05/01/2036	421,092	448,327

4.00%, 05/01/2052	9,238,112	9,287,414

		11,372,938

Government National Mortgage Association (GNMA)–3.96%
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	1,599	1,617

IO, 6.91% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(j)	29,419	83

5.96% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(j)	672,907	83,694

6.06% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(j)	1,954,922	203,670

4.50%, 09/16/2047(j)	2,943,398	493,053

5.61% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(j)	2,437,388	319,608

TBA, 2.50%, 05/01/2052(l)	69,445,000	64,439,637

		65,541,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Bond Fund

	Principal Amount	Value

Uniform Mortgage-Backed Securities–10.96%
TBA,
2.50%, 05/01/2052(l)	$80,000,000	$72,983,867

3.00%, 05/01/2052(l)	80,000,000	75,443,863

4.00%, 05/01/2052(l)	16,410,000	16,321,540

4.50%, 05/01/2052(l)	16,409,000	16,686,543

		181,435,813

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $283,130,114)		274,580,553

U.S. Treasury Securities–14.51%
U.S. Treasury Bonds–3.70%
2.38%, 02/15/2042	30,505,500	26,964,002

1.88%, 11/15/2051	43,552,000	34,171,308

		61,135,310

U.S. Treasury Notes–10.81%
2.25%, 03/31/2024	34,096,600	33,811,573

2.63%, 04/15/2025	25,533,300	25,351,774

2.50%, 03/31/2027	71,690,400	70,259,392

2.38%, 03/31/2029	1,020,600	984,082

1.88%, 02/15/2032	53,116,400	48,510,212

		178,917,033

Total U.S. Treasury Securities (Cost $249,427,854)		240,052,343

Agency Credit Risk Transfer Notes–0.87%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 6.67% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	1,568,291	1,653,449

Series 2022-R03, Class 1M1, 2.39% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	4,784,885	4,793,028

Series 2022-R04, Class 1M1, 2.29% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	2,478,974	2,480,820

Freddie Mac,
Series 2014-DN3, Class M3, STACR® , 4.67% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	673,894	681,100

Series 2022-DNA3, Class M1A, STACR® , 2.25% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	3,485,000	3,486,839

Series 2018-HQA2, Class M1, STACR® , 1.42% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(e)	459,078	458,640

Series 2019-HRP1, Class M2, STACR® , 2.07% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(e)	857,284	846,602

Total Agency Credit Risk Transfer Notes (Cost $14,465,908)		14,400,478

	Shares	Value

Preferred Stocks–0.80%
Asset Management & Custody Banks–0.09%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	1,368,000	$1,368,000

Diversified Banks–0.49%
JPMorgan Chase & Co., 4.71% (3 mo. USD LIBOR + 3.47%), Series I, Pfd.(e)	8,198,000	8,100,722

Investment Banking & Brokerage–0.13%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	2,582,000	2,191,782

Other Diversified Financial Services–0.09%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	1,502,000	1,502,751

Total Preferred Stocks (Cost $13,658,796)		13,163,255

	Principal Amount
Municipal Obligations–0.58%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$1,370,000	1,328,060

Series 2022, RB, 4.35%, 06/01/2041	995,000	956,100

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	1,725,000	1,348,446

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	2,585,000	2,036,924

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	4,005,947

Total Municipal Obligations (Cost $11,640,000)		9,675,477

	Shares
Money Market Funds–8.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(m)(n)	51,390,041	51,390,041

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(m)(n)	34,603,411	34,596,490

Invesco Treasury Portfolio, Institutional Class, 0.23%(m)(n)	58,731,476	58,731,476

Total Money Market Funds (Cost $144,723,664)		144,718,007

TOTAL INVESTMENTS IN SECURITIES–114.83% (Cost $2,032,870,829)		1,900,261,700

OTHER ASSETS LESS LIABILITIES–(14.83)%		(245,477,160)

NET ASSETS–100.00%		$1,654,784,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Bond Fund

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
Ctfs.	- Certificates
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PO	- Principal Only
RB	- Revenue Bonds
Ref.	- Refunding
REIT	- Real Estate Investment Trust
REMICs	- Real Estate Mortgage Investment Conduits
SOFR	- Secured Overnight Financing Rate
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $577,430,463, which represented 34.89% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(m)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,599,560	$ 70,559,680	$(139,769,199)	$ -	$ -	$51,390,041	$20,454
Invesco Liquid Assets Portfolio, Institutional Class	84,066,037	50,399,772	(99,835,141)	2,012	(36,190)	34,596,490	17,337
Invesco Treasury Portfolio, Institutional Class	137,828,068	80,639,635	(159,736,227)	-	-	58,731,476	20,499
Total	$342,493,665	$201,599,087	$(399,340,567)	$2,012	$(36,190)	$144,718,007	$58,290

(n)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	450	June-2022	$94,865,625	$(537,898)	$(537,898)

U.S. Treasury 5 Year Notes	366	June-2022	41,237,906	(394,540)	(394,540)

U.S. Treasury 10 Year Notes	1,025	June-2022	122,135,156	(5,220,766)	(5,220,766)

U.S. Treasury Ultra Bonds	29	June-2022	4,652,688	(426,844)	(426,844)

Subtotal–Long Futures Contracts				(6,580,048)	(6,580,048)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 10 Year Ultra Notes	410	June-2022	(52,890,000)	1,119,141	1,119,141

Total Futures Contracts				$(5,460,907)	$(5,460,907)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Bond Fund

(a) Futures contracts collateralized by $2,290,530 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

07/12/2022	Citibank, N.A.	AUD	16,200,000	USD	11,682,288	$221,994

07/12/2022	Goldman Sachs International	AUD	16,200,000	USD	11,686,141	225,847

07/12/2022	Goldman Sachs International	JPY	1,490,434,362	AUD	18,080,000	1,274,692

Subtotal–Appreciation						1,722,533

Currency Risk

07/12/2022	Citibank, N.A.	AUD	9,040,000	JPY	749,079,531	(607,504)

07/12/2022	Goldman Sachs International	AUD	9,040,000	JPY	749,382,552	(605,163)

07/12/2022	Goldman Sachs International	USD	23,078,164	AUD	32,400,000	(157,576)

Subtotal–Depreciation						(1,370,243)

Total Forward Foreign Currency Contracts						$352,290

Abbreviations:

AUD	- Australian Dollar
JPY	- Japanese Yen
USD	- U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2022

U.S. Dollar Denominated Bonds & Notes	44.66%

Asset-Backed Securities	28.08

U.S. Government Sponsored Agency Mortgage-Backed Securities	16.59

U.S. Treasury Securities	14.51

Security Types Each Less Than 1% of Portfolio	2.25

Money Market Funds Plus Other Assets Less Liabilities	(6.09)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Bond Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 1,888,147,165)	$1,755,543,693

Investments in affiliated money market funds, at value (Cost $ 144,723,664)	144,718,007

Other investments:
Variation margin receivable – futures contracts	997,067

Unrealized appreciation on forward foreign currency contracts outstanding	1,722,533

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,290,530

Cash collateral – TBA commitments	3,088,000

Cash	1,333,454

Receivable for:
Investments sold	10,825,738

Fund shares sold	4,329,112

Dividends	21,741

Interest	7,744,075

Principal paydowns	156

Cash segregated as collateral	1,400,000

Investment for trustee deferred compensation and retirement plans	175,870

Other assets	121,060

Total assets	1,934,311,036

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,370,243

Payable for:
Investments purchased	20,569,420

TBA sales commitment	251,540,706

Dividends	491,651

Fund shares reacquired	4,575,743

Accrued fees to affiliates	677,921

Accrued other operating expenses	124,942

Trustee deferred compensation and retirement plans	175,870

Total liabilities	279,526,496

Net assets applicable to shares outstanding	$1,654,784,540

Net assets consist of:
Shares of beneficial interest	$1,860,020,679

Distributable earnings (loss)	(205,236,139)

$1,654,784,540

Net Assets:
Class A	$653,809,020

Class C	$52,216,963

Class R	$75,270,354

Class Y	$590,904,063

Class R5	$15,032

Class R6	$282,569,108

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	107,509,619

Class C	8,579,136

Class R	12,381,982

Class Y	97,779,277

Class R5	2,472

Class R6	46,499,389

Class A:
Net asset value per share	$6.08

Maximum offering price per share (Net asset value of $6.08 ÷ 95.75%)	$6.35

Class C:
Net asset value and offering price per share	$6.09

Class R:
Net asset value and offering price per share	$6.08

Class Y:
Net asset value and offering price per share	$6.04

Class R5:
Net asset value and offering price per share	$6.08

Class R6:
Net asset value and offering price per share	$6.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Bond Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $(723))	$20,839,487

Dividends from affiliated money market funds	58,290

Total investment income	20,897,777

Expenses:
Advisory fees	3,128,096

Administrative services fees	129,792

Custodian fees	4,400

Distribution fees:
Class A	880,968

Class C	305,230

Class R	203,243

Transfer agent fees – A, C, R and Y	1,120,201

Transfer agent fees – R5	5

Transfer agent fees – R6	49,376

Trustees’ and officers’ fees and benefits	14,635

Registration and filing fees	83,657

Reports to shareholders	35,766

Professional services fees	38,704

Other	11,763

Total expenses	6,005,836

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(569,005)

Net expenses	5,436,831

Net investment income	15,460,946

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(56,171,824)

Affiliated investment securities	(36,190)

Foreign currencies	6,100

Futures contracts	(5,025,726)

(61,227,640)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(139,076,207)

Affiliated investment securities	2,012

Forward foreign currency contracts	352,290

Futures contracts	(3,698,939)

(142,420,844)

Net realized and unrealized gain (loss)	(203,648,484)

Net increase (decrease) in net assets resulting from operations	$(188,187,538)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$15,460,946	$25,808,194

Net realized gain (loss)	(61,227,640)	2,794,380

Change in net unrealized appreciation (depreciation)	(142,420,844)	(24,947,671)

Net increase (decrease) in net assets resulting from operations	(188,187,538)	3,654,903

Distributions to shareholders from distributable earnings:
Class A	(8,131,656)	(24,735,941)

Class C	(456,916)	(2,206,867)

Class R	(813,520)	(2,304,208)

Class Y	(8,579,606)	(23,138,369)

Class R5	(204)	(601)

Class R6	(3,941,022)	(9,852,844)

Total distributions from distributable earnings	(21,922,924)	(62,238,830)

Share transactions–net:
Class A	(24,408,628)	20,914,652

Class C	(9,074,705)	(24,232,213)

Class R	(19,633)	8,288,547

Class Y	(54,653,454)	119,908,386

Class R6	6,346,091	56,640,636

Net increase (decrease) in net assets resulting from share transactions	(81,810,329)	181,520,008

Net increase (decrease) in net assets	(291,920,791)	122,936,081

Net assets:
Beginning of period	1,946,705,331	1,823,769,250

End of period	$1,654,784,540	$1,946,705,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover(d)(e)
Class A
Six months ended 04/30/22	$6.84	$0.05	$(0.74)	$(0.69)	$(0.07)	$–	$(0.07)	$6.08	(10.11)%	$653,809	0.70	%(f)	0.77	%(f)	1.57	%(f)	203%
Year ended 10/31/21	7.05	0.09	(0.08)	0.01	(0.10)	(0.12)	(0.22)	6.84	0.15	760,690	0.72		0.79		1.23		526
Year ended 10/31/20	7.03	0.14	0.37	0.51	(0.15)	(0.34)	(0.49)	7.05	7.36 (g)	763,731	0.74	(g)	0.80	(g)	1.98	(g)	397
Ten months ended 10/31/19	6.57	0.17	0.46	0.63	(0.17)	–	(0.17)	7.03	9.73	563,054	0.75	(f)	0.81	(f)	2.95	(f)	86
Year ended 12/31/18	6.86	0.21	(0.29)	(0.08)	(0.21)	–	(0.21)	6.57	(1.12)	478,723	0.75		0.80		3.18		64
Year ended 12/31/17	6.76	0.18	0.11	0.29	(0.19)	–	(0.19)	6.86	4.29	561,713	0.77		0.87		2.62		86
Year ended 12/31/16	6.74	0.17	0.02	0.19	(0.17)	–	(0.17)	6.76	2.75	610,368	0.85		0.94		2.41		80
Class C
Six months ended 04/30/22	6.84	0.03	(0.73)	(0.70)	(0.05)	–	(0.05)	6.09	(10.31)	52,217	1.45	(f)	1.52	(f)	0.82	(f)	203
Year ended 10/31/21	7.05	0.03	(0.07)	(0.04)	(0.05)	(0.12)	(0.17)	6.84	(0.64)	68,167	1.48		1.54		0.47		526
Year ended 10/31/20	7.03	0.08	0.37	0.45	(0.09)	(0.34)	(0.43)	7.05	6.51	94,978	1.55		1.56		1.17		397
Ten months ended 10/31/19	6.58	0.12	0.46	0.58	(0.13)	–	(0.13)	7.03	8.85	75,026	1.54	(f)	1.56	(f)	2.15	(f)	86
Year ended 12/31/18	6.87	0.16	(0.29)	(0.13)	(0.16)	–	(0.16)	6.58	(1.90)	91,596	1.55		1.55		2.38		64
Year ended 12/31/17	6.77	0.12	0.11	0.23	(0.13)	–	(0.13)	6.87	3.43	109,888	1.60		1.63		1.79		86
Year ended 12/31/16	6.75	0.11	0.02	0.13	(0.11)	–	(0.11)	6.77	1.92	127,465	1.65		1.69		1.60		80
Class R
Six months ended 04/30/22	6.83	0.04	(0.72)	(0.68)	(0.07)	–	(0.07)	6.08	(10.10)	75,270	0.95	(f)	1.02	(f)	1.32	(f)	203
Year ended 10/31/21	7.04	0.07	(0.08)	(0.01)	(0.08)	(0.12)	(0.20)	6.83	(0.14)	84,671	0.98		1.04		0.97		526
Year ended 10/31/20	7.03	0.12	0.36	0.48	(0.13)	(0.34)	(0.47)	7.04	6.90	78,849	1.04		1.06		1.68		397
Ten months ended 10/31/19	6.57	0.15	0.47	0.62	(0.16)	–	(0.16)	7.03	9.47	58,568	1.05	(f)	1.07	(f)	2.66	(f)	86
Year ended 12/31/18	6.86	0.19	(0.29)	(0.10)	(0.19)	–	(0.19)	6.57	(1.41)	52,539	1.05		1.05		2.88		64
Year ended 12/31/17	6.76	0.16	0.10	0.26	(0.16)	–	(0.16)	6.86	3.95	61,691	1.10		1.12		2.29		86
Year ended 12/31/16	6.74	0.14	0.02	0.16	(0.14)	–	(0.14)	6.76	2.43	63,752	1.15		1.19		2.09		80
Class Y
Six months ended 04/30/22	6.79	0.06	(0.73)	(0.67)	(0.08)	–	(0.08)	6.04	(9.92)	590,904	0.45	(f)	0.52	(f)	1.82	(f)	203
Year ended 10/31/21	7.00	0.10	(0.07)	0.03	(0.12)	(0.12)	(0.24)	6.79	0.43	721,456	0.43		0.54		1.52		526
Year ended 10/31/20	6.99	0.16	0.36	0.52	(0.17)	(0.34)	(0.51)	7.00	7.56	622,504	0.44		0.56		2.28		397
Ten months ended 10/31/19	6.53	0.18	0.47	0.65	(0.19)	–	(0.19)	6.99	10.05	528,791	0.45	(f)	0.56	(f)	3.25	(f)	86
Year ended 12/31/18	6.82	0.23	(0.29)	(0.06)	(0.23)	–	(0.23)	6.53	(0.84)	413,373	0.45		0.55		3.48		64
Year ended 12/31/17	6.72	0.20	0.11	0.31	(0.21)	–	(0.21)	6.82	4.60	343,689	0.48		0.62		2.93		86
Year ended 12/31/16	6.70	0.18	0.02	0.20	(0.18)	–	(0.18)	6.72	3.01	177,047	0.60		0.69		2.64		80
Class R5
Six months ended 04/30/22	6.84	0.06	(0.74)	(0.68)	(0.08)	–	(0.08)	6.08	(9.99)	15	0.43	(f)	0.43	(f)	1.84	(f)	203
Year ended 10/31/21	7.05	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.84	0.46	17	0.41		0.43		1.54		526
Year ended 10/31/20	7.03	0.16	0.37	0.53	(0.17)	(0.34)	(0.51)	7.05	7.71	17	0.43		0.44		2.29		397
Period ended 10/31/19(h)	6.81	0.10	0.21	0.31	(0.09)	–	(0.09)	7.03	4.60	19	0.40	(f)	0.41	(f)	3.29	(f)	86
Class R6
Six months ended 04/30/22	6.83	0.06	(0.73)	(0.67)	(0.08)	–	(0.08)	6.08	(9.84)	282,569	0.40	(f)	0.40	(f)	1.87	(f)	203
Year ended 10/31/21	7.04	0.11	(0.08)	0.03	(0.12)	(0.12)	(0.24)	6.83	0.48	311,703	0.38		0.40		1.57		526
Year ended 10/31/20	7.02	0.17	0.36	0.53	(0.17)	(0.34)	(0.51)	7.04	7.76	263,690	0.38		0.39		2.34		397
Ten months ended 10/31/19	6.57	0.19	0.45	0.64	(0.19)	–	(0.19)	7.02	9.91	968,348	0.38	(f)	0.39	(f)	3.31	(f)	86
Year ended 12/31/18	6.86	0.23	(0.28)	(0.05)	(0.24)	–	(0.24)	6.57	(0.77)	902,457	0.40		0.41		3.53		64
Year ended 12/31/17	6.75	0.20	0.12	0.32	(0.21)	–	(0.21)	6.86	4.81	993,755	0.42		0.43		2.98		86
Year ended 12/31/16	6.74	0.19	0.01	0.20	(0.19)	–	(0.19)	6.75	2.96	614,674	0.49		0.50		2.77		80

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.00%, 0.00% and 0.01% for the ten months ended October 31, 2019 and for the years end December 31, 2018, 2017 and 2016, respectively.

(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $7,090,795,832 and $7,321,457,192, $10,593,719,030 and $10,775,658,902, $9,083,844,819 and $8,679,566,809 and $7,572,160,629 and $7,520,146,688 for ten months ended October 31, 2019 and for the years ended December 31, 2018, 2017 and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Bond Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

25	Invesco Core Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

26	Invesco Core Bond Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Q.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $500 million	0.400%

Next $500 million	0.350%

Next $4 billion	0.330%

Over $5 billion	0.310%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.34%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

27	Invesco Core Bond Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.70%, 1.45%, 0.95%, 0.45%, 0.45% and 0.45%, respectively of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $39,886 and reimbursed class level expenses of $239,118, $21,675, $28,816, $239,142, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $35,648 in front-end sales commissions from the sale of Class A shares and $7,768 and $996 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

28	Invesco Core Bond Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$730,660,928	$8,340,223	$739,001,151
Asset-Backed Securities	–	464,670,436	–	464,670,436
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	274,580,553	–	274,580,553
U.S. Treasury Securities	–	240,052,343	–	240,052,343
Agency Credit Risk Transfer Notes	–	14,400,478	–	14,400,478
Preferred Stocks	–	13,163,255	–	13,163,255
Municipal Obligations	–	9,675,477	–	9,675,477
Money Market Funds	144,718,007	–	–	144,718,007

Total Investments in Securities	144,718,007	1,747,203,470	8,340,223	1,900,261,700

Other Investments - Assets*

Futures Contracts	1,119,141	–	–	1,119,141
Forward Foreign Currency Contracts	–	1,722,533	–	1,722,533

	1,119,141	1,722,533	–	2,841,674

Other Investments - Liabilities*

Futures Contracts	(6,580,048)	–	–	(6,580,048)
Forward Foreign Currency Contracts	–	(1,370,243)	–	(1,370,243)

	(6,580,048)	(1,370,243)	–	(7,950,291)

Total Other Investments	(5,460,907)	352,290	–	(5,108,617)

Total Investments	$139,257,100	$1,747,555,760	$8,340,223	$1,895,153,083

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value

Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$1,119,141	$1,119,141

Unrealized appreciation on forward foreign currency contracts outstanding	1,722,533	–	1,722,533

Total Derivative Assets	1,722,533	1,119,141	2,841,674

Derivatives not subject to master netting agreements	–	(1,119,141)	(1,119,141)

Total Derivative Assets subject to master netting agreements	$1,722,533	$–	$1,722,533

	Value

Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$(6,580,048)	$(6,580,048)

Unrealized depreciation on forward foreign currency contracts outstanding	(1,370,243)	–	(1,370,243)

Total Derivative Liabilities	(1,370,243)	(6,580,048)	(7,950,291)

Derivatives not subject to master netting agreements	–	6,580,048	6,580,048

Total Derivative Liabilities subject to master netting agreements	$(1,370,243)	$–	$(1,370,243)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

29	Invesco Core Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Citibank, N.A.	$221,994	$(607,504)	$(385,510)	$–	$–	$(385,510)

Goldman Sachs International	1,500,539	(762,739)	737,800	–	–	737,800

Total	$1,722,533	$(1,370,243)	$352,290	$–	$–	$352,290

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$-	$(5,025,726)	$(5,025,726)

Options purchased(a)	(364,308)	-	(364,308)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	352,290	-	352,290

Futures contracts	-	(3,698,939)	(3,698,939)

Total	$(12,018)	$(8,724,665)	$(8,736,683)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$86,510,111	$363,703,723

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $368.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

30	Invesco Core Bond Fund

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$3,527,920	$ –	$3,527,920

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $646,862,326 and $584,196,755, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 5,472,908

Aggregate unrealized (depreciation) of investments	(144,269,623)

Net unrealized appreciation (depreciation) of investments	$(138,796,715)

Cost of investments for tax purposes is $2,033,949,798.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	10,784,486	$71,212,633	27,406,232	$190,173,947

Class C	789,624	5,182,622	2,879,515	20,058,954

Class R	1,656,384	10,909,506	4,484,685	31,028,788

Class Y	36,186,318	233,904,788	64,678,895	444,839,834

Class R6	10,234,217	67,604,684	23,117,686	159,761,711

Issued as reinvestment of dividends:
Class A	1,117,684	7,354,629	3,282,857	22,851,333

Class C	62,629	414,628	293,791	2,053,420

Class R	122,654	807,337	329,541	2,294,068

Class Y	929,242	6,077,902	2,624,583	18,148,874

Class R6	482,380	3,168,090	1,103,448	7,669,664

Automatic conversion of Class C shares to Class A shares:
Class A	540,059	3,536,483	2,779,739	19,353,054

Class C	(539,528)	(3,536,483)	(2,776,541)	(19,353,054)

Reacquired:
Class A	(16,211,012)	(106,512,373)	(30,584,046)	(211,463,682)

Class C	(1,698,242)	(11,135,472)	(3,903,685)	(26,991,533)

Class R	(1,789,147)	(11,736,476)	(3,619,662)	(25,034,309)

Class Y	(45,543,166)	(294,636,144)	(49,988,861)	(343,080,322)

Class R6	(9,847,671)	(64,426,683)	(16,037,206)	(110,790,739)

Net increase (decrease) in share activity	(12,723,089)	$(81,810,329)	26,070,971	$181,520,008

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31	Invesco Core Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$898.90	$3.30	$1,021.32	$3.51	0.70%
Class C	1,000.00	896.90	6.82	1,017.60	7.25	1.45
Class R	1,000.00	899.00	4.47	1,020.08	4.76	0.95
Class Y	1,000.00	900.80	2.12	1,022.56	2.26	0.45
Class R5	1,000.00	900.10	2.03	1,022.66	2.16	0.43
Class R6	1,000.00	901.60	1.89	1,022.81	2.01	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

32	Invesco Core Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 033-19338	Invesco Distributors, Inc.	O-TRB-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Developing Markets Fund

Nasdaq:

A: ODMAX ∎ C: ODVCX ∎ R: ODVNX ∎ Y: ODVYX ∎ R5: DVMFX ∎ R6: ODVIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
8	Consolidated Financial Statements
11	Consolidated Financial Highlights
12	Notes to Consolidated Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-27.21%
Class C Shares	-27.49
Class R Shares	-27.30
Class Y Shares	-27.11
Class R5 Shares	-27.05
Class R6 Shares	-27.07
MSCI Emerging Markets Index▼	-14.15

Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (11/18/96)	9.56%
10 Years	1.59
5 Years	0.44
1 Year	-34.90
Class C Shares
Inception (11/18/96)	9.54%
10 Years	1.57
5 Years	0.82
1 Year	-32.27
Class R Shares
Inception (3/1/01)	8.73%
10 Years	1.90
5 Years	1.33
1 Year	-31.27
Class Y Shares
Inception (9/7/05)	6.57%
10 Years	2.44
5 Years	1.84
1 Year	-30.92
Class R5 Shares
10 Years	2.27%
5 Years	1.79
1 Year	-30.83
Class R6 Shares
Inception (12/29/11)	3.87%
10 Years	2.61
5 Years	2.00
1 Year	-30.84

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Developing Markets Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Developing Markets Fund. Note: The Fund was subsequently renamed the Invesco Developing Markets Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Developing Markets Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Developing Markets Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.48%
Brazil–6.32%
Ambev S.A.	136,549,164	$401,034,367

Americanas S.A.	54,463,459	264,388,397

Banco Bradesco S.A., Preference Shares	109,331,729	397,614,152

Lojas Renner S.A.	41,138,483	197,623,150

NU Holdings Ltd.	20,169,270	115,156,447

NU Holdings Ltd., Class A(a)	4,277,572	25,708,208

Pagseguro Digital Ltd., Class A(a)(b)	12,793,005	188,185,104

Vale S.A., ADR	29,294,626	494,786,233

		2,084,496,058

China–23.97%
Alibaba Group Holding Ltd.(a)	32,713,800	399,821,539

BeiGene Ltd., ADR(a)	2,235,297	357,647,520

Brii Biosciences Ltd.(a)	40,372,238	42,717,774

Huazhu Group Ltd.	1,984,000	6,220,129

Huazhu Group Ltd., ADR(b)	27,705,794	837,823,211

Meituan, B Shares(a)(c)	29,127,200	625,185,835

MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(c)	10,488,600	14,965,148

NetEase, Inc., ADR	12,644,425	1,205,393,035

New Horizon Health Ltd.(a)(c)	12,827,500	27,287,210

Silergy Corp.	355,000	31,354,404

Sunny Optical Technology Group Co. Ltd.	6,452,200	94,400,423

Tencent Holdings Ltd.	25,209,358	1,182,454,527

Wuxi Biologics Cayman, Inc.(a)(c)	73,369,000	532,430,614

Yum China Holdings, Inc.(b)	30,183,310	1,261,662,358

Zai Lab Ltd., ADR(a)(b)	7,244,731	289,499,451

ZTO Express Cayman, Inc.	2,473,482	68,102,574

ZTO Express Cayman, Inc., ADR(b)	33,658,544	925,946,545

		7,902,912,297

Egypt–0.37%
Commercial International Bank Egypt S.A.E.	50,223,734	121,673,080

France–5.24%
Kering S.A.	879,031	466,900,190

L’Oreal S.A.	49,577	18,036,145

LVMH Moet Hennessy Louis Vuitton SE	215,407	137,838,019

Pernod Ricard S.A.	5,357,784	1,103,890,219

		1,726,664,573

Hong Kong–5.10%
AIA Group Ltd.	162,954,200	1,592,048,870

Hong Kong Exchanges & Clearing Ltd.	2,105,500	89,294,663

		1,681,343,533

India–19.96%
HDFC Bank Ltd.	7,707,294	138,390,867

Housing Development Finance Corp. Ltd.	71,295,180	2,052,709,980

Infosys Ltd.	34,486,788	699,751,204

Kotak Mahindra Bank Ltd.	69,732,701	1,619,897,503

Macrotech Developers Ltd.(c)	2,829,238	36,804,374

	Shares	Value

India–(continued)
Oberoi Realty Ltd.(a)	18,073,757	$224,986,814

Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $3,500,000)(d)(e)	134,098	62,853,388

Tata Consultancy Services Ltd.	31,072,921	1,429,802,501

Zee Entertainment Enterprises Ltd.(b)	97,350,000	314,716,670

		6,579,913,301

Indonesia–1.04%
PT Bank Central Asia Tbk	616,012,800	344,535,657

Italy–1.52%
Ermenegildo Zegna Holditalia S.p.A.(a)	5,142,215	50,547,973

PRADA S.p.A.	73,062,210	450,172,253

		500,720,226

Mexico–8.81%
America Movil S.A.B. de C.V., Class L, ADR	15,666,146	304,393,217

Fomento Economico Mexicano, S.A.B.de C.V., Series CPO	74,466,978	559,930,076

Grupo Financiero Banorte S.A.B. de C.V., Class O	5,706,298	37,669,145

Grupo Mexico S.A.B. de C.V., Class B	283,986,449	1,329,301,233

Wal-Mart de Mexico S.A.B. de C.V., Series V	190,107,097	672,243,066

		2,903,536,737

Peru–0.35%
Credicorp Ltd.	820,817	114,003,273

Philippines–2.54%
Ayala Land, Inc.	418,853,700	256,557,026

SM Investments Corp.	26,325,832	427,699,605

SM Prime Holdings, Inc.	229,778,639	153,587,379

		837,844,010

Poland–0.30%
InPost S.A.(a)	16,377,698	100,141,971

Russia–0.00%
Novatek PJSC, GDR(c)(d)	8,262,941	8

Polyus PJSC(a)(d)	1,342,020	1

Polyus PJSC, GDR(c)(d)	1,319,684	1

Sberbank of Russia PJSC(d)	4,942,538	5

TCS Group Holding PLC, GDR(c)(d)	2,747,795	3

Yandex N.V., Class A(a)(b)(d)	22,810,295	23

		41

Singapore–0.85%
Grab Holdings, Inc.	95,499,600	281,723,820

South Africa–0.92%
FirstRand Ltd.	70,724,711	304,619,358

South Korea–6.37%
LG Chem Ltd.	1,109,946	445,842,156

NAVER Corp.	1,151,717	260,521,231

Samsung Biologics Co. Ltd.(a)(c)	1,095,148	723,576,285

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Developing Markets Fund

	Shares	Value

South Korea–(continued)
Samsung Electronics Co. Ltd.	12,630,705	$671,121,317

		2,101,060,989

Switzerland–1.88%
Cie Financiere Richemont S.A.	5,223,874	607,238,408

Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	11,064,591

		618,302,999

Taiwan–9.50%
MediaTek, Inc.	26,026,000	713,134,660

Taiwan Semiconductor Manufacturing Co. Ltd.	132,654,429	2,419,616,623

		3,132,751,283

United Kingdom–0.44%
Prudential PLC	11,797,350	144,882,546

Total Common Stocks & Other Equity Interests (Cost $27,187,094,835)		31,481,125,752

Preferred Stocks–1.03%
China–0.20%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $4,862,486)(d)(e)	1,436,122	65,429,977

Investment Abbreviations:

ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants

	Shares	Value

India–0.83%
Bundl Technologies Pvt. Ltd., Series K, Pfd. (Acquired 01/24/2022 Cost $1,890,139)(d)(e)	28,844	$185,808,299

Delhivery Ltd., Pfd.(d)	4,814,900	25,000,001

Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $287,597)(d)(e)	103,185	62,854,111

		273,662,411

Total Preferred Stocks (Cost $330,907,589)		339,092,388

Money Market Funds–2.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(b)(f)	307,458,682	307,458,682

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(b)(f)	230,380,372	230,334,296

Invesco Treasury Portfolio, Institutional Class, 0.23%(b)(f)	351,381,350	351,381,350

Total Money Market Funds (Cost $889,153,947)		889,174,328

TOTAL INVESTMENTS IN SECURITIES–99.21% (Cost $28,407,156,371)		32,709,392,468

OTHER ASSETS LESS LIABILITIES–0.79%		260,846,621

NET ASSETS–100.00%		$32,970,239,089

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$188,299,280	$1,557,438,651	$(1,438,279,249)	$-	$-	$307,458,682	$112,256
Invesco Liquid Assets Portfolio, Institutional Class	145,359,504	1,112,456,179	(1,027,342,320)	20,954	(160,021)	230,334,296	119,008
Invesco Treasury Portfolio, Institutional Class	215,199,177	1,779,929,887	(1,643,747,714)	-	-	351,381,350	128,411

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Developing Markets Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Other Affiliates:
Alsea S.A.B. de C.V.*	$134,539,605	$-	$(122,524,061)	$24,982,311	$(36,997,855)	$-	$-
Grab Holdings, Inc., Class H, Pfd.*	1,545,865,618	-	(645,131,084)	(900,734,534)	-	-	-
Huazhu Group Ltd., ADR	1,284,440,610	-	-	(446,617,399)	-	837,823,211	5,264,101
Lojas Americanas S.A., Preference Shares*	130,156,093	-	(248,742,693)	118,586,600	-	-	-
Oberoi Realty Ltd.*	257,865,739	-	(39,097,946)	(9,052,236)	15,271,257	224,986,814	-
Pagseguro Digital Ltd., Class A	463,106,781	-	-	(274,921,677)	-	188,185,104	-
Yandex N.V., Class A	1,868,397,880	43,525,035	(42,437,347)	(1,863,937,678)	(5,547,867)	23	-
Yum China Holdings, Inc.	1,671,168,604	44,114,387	-	(453,620,633)	-	1,261,662,358	7,135,316
Zai Lab Ltd., ADR	550,795,399	142,890,266	-	(404,186,214)	-	289,499,451	-
Zee Entertainment Enterprises Ltd.	691,264,774	-	(269,854,495)	(174,151,680)	67,458,071	314,716,670	-
ZTO Express Cayman, Inc., ADR	745,433,095	236,843,467	(30,639,721)	(35,929,736)	10,239,440	925,946,545	6,224,754
Total	$9,891,892,159	$4,917,197,872	$(5,507,796,630)	$(4,419,561,922)	$50,263,025	$4,931,994,504	$18,983,846

*	At April 30, 2022, this security was no longer an affiliate of the Fund.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,960,249,478, which represented 5.95% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	Restricted security. The aggregate value of these securities at April 30, 2022 was $376,945,775, which represented 1.14% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Financials	21.53%
Information Technology	19.33
Consumer Discretionary	16.69
Communication Services	9.91
Consumer Staples	8.36
Materials	6.88
Health Care	6.23
Industrials	5.54
Real Estate	2.04
Other Sectors, Each Less than 2% of Net Assets	0.0
Money Market Funds Plus Other Assets Less Liabilities	3.49

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Developing Markets Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $22,421,030,324)	$28,002,384,778

Investments in affiliates, at value (Cost $5,986,126,047)	4,707,007,690

Cash	201,663,806

Foreign currencies, at value (Cost $49,269,460)	55,116,081

Receivable for:
Investments sold	401,158,156

Fund shares sold	34,983,914

Dividends	19,944,971

Investment for trustee deferred compensation and retirement plans	1,418,751

Other assets	394,375

Total assets	33,424,072,522

Liabilities:
Payable for:
Investments purchased	147,698,680

Fund shares reacquired	67,916,659

Accrued foreign taxes	208,343,541

Accrued fees to affiliates	11,960,584

Accrued trustees’ and officers’ fees and benefits	245,850

Accrued other operating expenses	16,249,368

Trustee deferred compensation and retirement plans	1,418,751

Total liabilities	453,833,433

Net assets applicable to shares outstanding	$32,970,239,089

Net assets consist of:
Shares of beneficial interest	$29,358,917,508

Distributable earnings	3,611,321,581

$32,970,239,089

Net Assets:
Class A	$3,009,882,173

Class C	$42,860,416

Class R	$266,375,742

Class Y	$15,823,216,262

Class R5	$2,021,201

Class R6	$13,825,883,295

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	81,196,946

Class C	1,277,733

Class R	7,540,823

Class Y	433,827,486

Class R5	54,574

Class R6	379,027,915

Class A:
Net asset value per share	$37.07

Maximum offering price per share (Net asset value of $37.07 ÷ 94.50%)	$39.23

Class C:
Net asset value and offering price per share	$33.54

Class R:
Net asset value and offering price per share	$35.32

Class Y:
Net asset value and offering price per share	$36.47

Class R5:
Net asset value and offering price per share	$37.04

Class R6:
Net asset value and offering price per share	$36.48

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Developing Markets Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $24,987,584)	$193,022,250

Dividends from affiliates	18,983,846

Non-cash dividend income	41,992,816

Total investment income	253,998,912

Expenses:
Advisory fees	158,559,643

Administrative services fees	2,952,212

Custodian fees	5,755,200

Distribution fees:
Class A	4,710,285

Class C	289,953

Class R	816,097

Transfer agent fees – A, C, R and Y	19,861,701

Transfer agent fees – R5	653

Transfer agent fees – R6	3,104,425

Trustees’ and officers’ fees and benefits	212,764

Registration and filing fees	271,053

Professional services fees	1,486,498

Other	(221)

Total expenses	198,020,263

Less: Fees waived and/or expense offset arrangement(s)	(200,477)

Net expenses	197,819,786

Net investment income	56,179,126

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $17,154,706)	(489,540,604)

Affiliated investment securities	50,263,025

Foreign currencies	(11,145,584)

(450,423,163)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $148,115,575)	(8,130,722,469)

Affiliated investment securities	(4,419,561,922)

Foreign currencies	5,394,004

(12,544,890,387)

Net realized and unrealized gain (loss)	(12,995,313,550)

Net increase (decrease) in net assets resulting from operations	$(12,939,134,424)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Developing Markets Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$56,179,126	$236,913,705

Net realized gain (loss)	(450,423,163)	2,776,140,754

Change in net unrealized appreciation (depreciation)	(12,544,890,387)	3,726,132,780

Net increase (decrease) in net assets resulting from operations	(12,939,134,424)	6,739,187,239

Distributions to shareholders from distributable earnings:
Class A	(196,709,116)	–

Class C	(3,347,754)	–

Class R	(17,064,426)	–

Class Y	(1,100,030,266)	(48,200,764)

Class R5	(502,518)	(44,458)

Class R6	(1,049,638,131)	(70,287,598)

Total distributions from distributable earnings	(2,367,292,211)	(118,532,820)

Share transactions–net:
Class A	(88,083,480)	(363,923,954)

Class C	(7,389,703)	(191,599,552)

Class R	5,473,642	(73,578,715)

Class Y	(57,903,563)	1,599,558,338

Class R5	(6,765,973)	(5,511,623)

Class R6	(1,118,616,780)	1,765,562,602

Net increase (decrease) in net assets resulting from share transactions	(1,273,285,857)	2,730,507,096

Net increase (decrease) in net assets	(16,579,712,492)	9,351,161,515

Net assets:
Beginning of period	49,549,951,581	40,198,790,066

End of period	$32,970,239,089	$49,549,951,581

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Developing Markets Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$53.50	$(0.00)	$(14.04)	$(14.04)	$(0.04)	$(2.35)	$(2.39)	$37.07	(27.21)%	$3,009,882	1.23	%(e)	1.23	%(e)	(0.02	)%(e)	17%
Year ended 10/31/21	45.84	0.11	7.55	7.66	–	–	–	53.50	16.71	4,467,836	1.20		1.20		0.20		38
Year ended 10/31/20	44.28	0.04	2.50	2.54	(0.11)	(0.87)	(0.98)	45.84	5.75	4,130,292	1.22		1.22		0.08		30
Two months ended 10/31/19	42.05	0.06	2.17	2.23	–	–	–	44.28	5.30	4,881,008	1.24	(e)	1.24	(e)	0.80	(e)	7
Year ended 08/31/19	42.01	0.14	0.01	0.15	(0.11)	–	(0.11)	42.05	0.34	4,686,134	1.27		1.27		0.34		28
Year ended 08/31/18	41.49	0.06	0.59	0.65	(0.13)	–	(0.13)	42.01	1.59	5,277,791	1.29		1.29		0.13		36
Year ended 08/31/17	33.45	0.13	7.98	8.11	(0.07)	–	(0.07)	41.49	24.32	6,350,957	1.32		1.32		0.37		33
Class C
Six months ended 04/30/22	48.79	(0.16)	(12.74)	(12.90)	–	(2.35)	(2.35)	33.54	(27.51)	42,860	1.98	(e)	1.98	(e)	(0.77	)(e)	17
Year ended 10/31/21	42.11	(0.28)	6.96	6.68	–	–	–	48.79	15.86	71,470	1.95		1.95		(0.55)		38
Year ended 10/31/20	40.96	(0.27)	2.29	2.02	–	(0.87)	(0.87)	42.11	4.93	225,906	1.97		1.97		(0.67)		30
Two months ended 10/31/19	38.95	–	2.01	2.01	–	–	–	40.96	5.16	403,027	2.00	(e)	2.00	(e)	0.03	(e)	7
Year ended 08/31/19	39.10	(0.16)	0.01	(0.15)	–	–	–	38.95	(0.41)	493,169	2.02		2.02		(0.42)		28
Year ended 08/31/18	38.79	(0.25)	0.56	0.31	–	–	–	39.10	0.80	826,481	2.05		2.05		(0.62)		36
Year ended 08/31/17	31.44	(0.13)	7.48	7.35	–	–	–	38.79	23.38	973,031	2.07		2.07		(0.39)		33
Class R
Six months ended 04/30/22	51.11	(0.06)	(13.38)	(13.44)	–	(2.35)	(2.35)	35.32	(27.30)	266,376	1.48	(e)	1.48	(e)	(0.27	)(e)	17
Year ended 10/31/21	43.91	(0.03)	7.23	7.20	–	–	–	51.11	16.40	379,043	1.45		1.45		(0.05)		38
Year ended 10/31/20	42.48	(0.07)	2.40	2.33	(0.03)	(0.87)	(0.90)	43.91	5.49	387,506	1.47		1.47		(0.17)		30
Two months ended 10/31/19	40.36	0.04	2.08	2.12	–	–	–	42.48	5.25	472,840	1.50	(e)	1.50	(e)	0.54	(e)	7
Year ended 08/31/19	40.32	0.03	0.01	0.04	–	–	–	40.36	0.10	471,206	1.52		1.52		0.08		28
Year ended 08/31/18	39.84	(0.05)	0.58	0.53	(0.05)	–	(0.05)	40.32	1.32	585,385	1.55		1.55		(0.12)		36
Year ended 08/31/17	32.13	0.05	7.66	7.71	–	–	–	39.84	24.01	680,861	1.57		1.57		0.14		33
Class Y
Six months ended 04/30/22	52.78	0.05	(13.82)	(13.77)	(0.19)	(2.35)	(2.54)	36.47	(27.13)	15,823,216	0.98	(e)	0.98	(e)	0.23	(e)	17
Year ended 10/31/21	45.21	0.24	7.45	7.69	(0.12)	–	(0.12)	52.78	17.01	23,079,615	0.95		0.95		0.45		38
Year ended 10/31/20	43.70	0.14	2.48	2.62	(0.24)	(0.87)	(1.11)	45.21	6.01	18,432,202	0.97		0.97		0.33		30
Two months ended 10/31/19	41.49	0.07	2.14	2.21	–	–	–	43.70	5.33	19,342,101	1.00	(e)	1.00	(e)	1.04	(e)	7
Year ended 08/31/19	41.48	0.24	0.00	0.24	(0.23)	–	(0.23)	41.49	0.61	18,525,445	1.02		1.02		0.59		28
Year ended 08/31/18	40.98	0.16	0.59	0.75	(0.25)	–	(0.25)	41.48	1.82	17,898,340	1.05		1.05		0.38		36
Year ended 08/31/17	33.06	0.24	7.85	8.09	(0.17)	–	(0.17)	40.98	24.61	17,496,988	1.07		1.07		0.67		33
Class R5
Six months ended 04/30/22	53.52	0.09	(14.00)	(13.91)	(0.22)	(2.35)	(2.57)	37.04	(27.03)	2,021	0.83	(e)	0.83	(e)	0.38	(e)	17
Year ended 10/31/21	45.85	0.27	7.55	7.82	(0.15)	–	(0.15)	53.52	17.07	10,527	0.90		0.90		0.50		38
Year ended 10/31/20	44.33	0.17	2.52	2.69	(0.30)	(0.87)	(1.17)	45.85	6.10	13,560	0.89		0.89		0.41		30
Two months ended 10/31/19	42.08	0.08	2.17	2.25	–	–	–	44.33	5.35	6,006	0.88	(e)	0.88	(e)	1.16	(e)	7
Period ended 08/31/19(f)	41.26	0.09	0.73	0.82	–	–	–	42.08	1.99	10	0.87	(e)	0.87	(e)	0.74	(e)	28
Class R6
Six months ended 04/30/22	52.83	0.08	(13.81)	(13.73)	(0.27)	(2.35)	(2.62)	36.48	(27.07)	13,825,883	0.84	(e)	0.84	(e)	0.37	(e)	17
Year ended 10/31/21	45.25	0.32	7.45	7.77	(0.19)	–	(0.19)	52.83	17.17	21,541,460	0.81		0.81		0.59		38
Year ended 10/31/20	43.75	0.21	2.48	2.69	(0.32)	(0.87)	(1.19)	45.25	6.17	17,009,325	0.82		0.82		0.48		30
Two months ended 10/31/19	41.52	0.09	2.14	2.23	–	–	–	43.75	5.37	17,106,921	0.83	(e)	0.83	(e)	1.21	(e)	7
Year ended 08/31/19	41.52	0.31	(0.01)	0.30	(0.30)	–	(0.30)	41.52	0.77	16,224,242	0.86		0.86		0.75		28
Year ended 08/31/18	41.01	0.23	0.59	0.82	(0.31)	–	(0.31)	41.52	2.00	13,987,540	0.87		0.87		0.55		36

Year ended 08/31/17	33.09	0.31	7.84	8.15	(0.23)	–	(0.23)	41.01	24.84	11,559,582	0.88		0.88		0.87		33

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the two months ended October 31, 2019 and for the years ended August 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Developing Markets Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the China A Shares Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of Delaware. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek long term capital appreciation by investing primarily in companies established or operating in the People’s Republic of China through investments in the Subsidiary. The Fund may invest up to 10% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

12	Invesco Developing Markets Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

13	Invesco Developing Markets Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.

Other Risks – The Subsidiary is not registered under the 1940 Act. As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiary is controlled by the Fund and managed by OppenheimerFunds, Inc. The Subsidiary may invest substantially all of its assets in a limited number of issuers or a single issuer. To the extent that it does so, the Subsidiary is more subject to the risks associated with and developments affecting such issuers than a fund that invests more widely.

The Fund’s investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $250 million	1.000%

Next $250 million	0.950%

Next $500 million	0.900%

Next $6 billion	0.850%

Next $3 billion	0.800%

Next $20 billion	0.750%

Next $15 billion	0.740%

Over $45 billion	0.730%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.76%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $199,962.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

14	Invesco Developing Markets Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $26,521 in front-end sales commissions from the sale of Class A shares and $1,691 and $1,105 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$1,969,339,611	$115,156,447	$–	$2,084,496,058

China	4,877,972,120	3,024,940,177	65,429,977	7,968,342,274

Egypt	–	121,673,080	–	121,673,080

France	–	1,726,664,573	–	1,726,664,573

Hong Kong	–	1,681,343,533	–	1,681,343,533

India	–	6,517,059,913	336,515,799	6,853,575,712

Indonesia	–	344,535,657	–	344,535,657

Italy	50,547,973	450,172,253	–	500,720,226

Mexico	2,903,536,737	–	–	2,903,536,737

Peru	114,003,273	–	–	114,003,273

Philippines	–	837,844,010	–	837,844,010

Poland	–	100,141,971	–	100,141,971

Russia	–	–	41	41

Singapore	281,723,820	–	–	281,723,820

South Africa	–	304,619,358	–	304,619,358

South Korea	–	2,101,060,989	–	2,101,060,989

Switzerland	11,064,591	607,238,408	–	618,302,999

Taiwan	–	3,132,751,283	–	3,132,751,283

United Kingdom	–	144,882,546	–	144,882,546

Money Market Funds	889,174,328	–	–	889,174,328

Total Investments	$11,097,362,453	$21,210,084,198	$401,945,817	$32,709,392,468

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

15	Invesco Developing Markets Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2022:

	Value 10/31/21*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/22
Preferred Stocks	$274,854,376	$190,477,256	$(117,000,716)	$-	$-	$(9,238,528)	$-	$-	$339,092,388

Common Stocks & Other Equity
Interests	49,999,780	367,216,785	(496,793,615)	-	(45,836,186)	(4,759,715,884)	4,947,982,549	-	62,853,429

Total	$324,854,156	$557,694,041	$(613,794,331)	$-	$(45,836,186)	$(4,768,954,412)	$4,947,982,549	$-	$401,945,817

    * Prior year balances have been adjusted for a change in security classification.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $515.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $6,899,572,059 and $11,071,238,450, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$9,836,493,584

Aggregate unrealized (depreciation) of investments	(5,830,723,741)

Net unrealized appreciation of investments	$4,005,769,843

    Cost of investments for tax purposes is $28,703,622,625.

16	Invesco Developing Markets Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	6,687,366	$296,773,800	10,429,350	$573,327,688

Class C	64,158	2,636,259	141,844	7,142,114

Class R	655,730	27,614,082	672,573	35,209,233

Class Y	64,899,592	2,805,270,752	113,886,507	6,147,223,252

Class R5	15,642	724,076	49,865	2,754,655

Class R6	54,470,035	2,370,732,852	103,363,104	5,626,041,796

Issued as reinvestment of dividends:
Class A	3,677,646	174,320,411	-	-

Class C	73,175	3,147,985	-	-

Class R	376,951	17,041,970	-	-

Class Y	20,494,817	954,853,521	783,038	40,702,319

Class R5	10,620	501,895	843	44,421

Class R6	17,923,230	834,684,837	1,073,932	55,812,257

Automatic conversion of Class C shares to Class A shares:
Class A	126,430	5,572,321	3,298,037	176,648,746

Class C	(139,407)	(5,572,321)	(3,596,045)	(176,648,746)

Reacquired:
Class A	(12,805,172)	(564,750,012)	(20,323,402)	(1,113,900,388)

Class C	(185,093)	(7,601,626)	(445,316)	(22,092,920)

Class R	(907,376)	(39,182,410)	(2,082,922)	(108,787,948)

Class Y	(88,866,935)	(3,818,027,836)	(85,074,511)	(4,588,367,233)

Class R5	(168,357)	(7,991,944)	(149,767)	(8,310,699)

Class R6	(101,115,917)	(4,324,034,469)	(72,605,766)	(3,916,291,451)

Net increase (decrease) in share activity	(34,712,865)	$(1,273,285,857)	49,421,364	$2,730,507,096

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$727.90	$5.27	$1,018.70	$6.16	1.23%
Class C	1,000.00	725.10	8.47	1,014.98	9.89	1.98
Class R	1,000.00	727.00	6.34	1,017.46	7.40	1.48
Class Y	1,000.00	728.90	4.20	1,019.93	4.91	0.98
Class R5	1,000.00	729.50	3.56	1,020.68	4.16	0.83
Class R6	1,000.00	729.30	3.60	1,020.63	4.21	0.84

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Developing Markets Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Discovery Mid Cap Growth Fund

Nasdaq:

A: OEGAX ∎ C: OEGCX ∎ R: OEGNX ∎ Y: OEGYX ∎ R5: DMCFX ∎ R6: OEGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-27.53%
Class C Shares	-27.76
Class R Shares	-27.59
Class Y Shares	-27.42
Class R5 Shares	-27.42
Class R6 Shares	-27.39
Russell Midcap Growth Index▼	-25.44

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (11/1/00)	7.67%
10 Years	11.36
5 Years	12.01
1 Year	-22.37

Class C Shares
Inception (11/1/00)	7.63%
10 Years	11.31
5 Years	12.46
1 Year	-19.07

Class R Shares
Inception (3/1/01)	8.74%
10 Years	11.70
5 Years	13.01
1 Year	-18.02

Class Y Shares
Inception (11/1/00)	8.40%
10 Years	12.30
5 Years	13.58
1 Year	-17.62

Class R5 Shares
10 Years	12.11%
5 Years	13.52
1 Year	-17.61

Class R6 Shares
Inception (2/28/13)	13.22%
5 Years	13.76
1 Year	-17.54

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Mid Cap Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Mid Cap Growth Fund. Note: The Fund was subsequently renamed the Invesco Discovery Mid Cap Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Discovery Mid Cap Growth Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.13%
Aerospace & Defense–2.00%

L3Harris Technologies, Inc.(b)	245,893	$ 57,111,108

Northrop Grumman Corp.	139,310	61,212,814

		118,323,922

Agricultural & Farm Machinery–0.52%

CNH Industrial N.V. (United Kingdom)	2,159,826	30,647,931

Application Software–11.48%

Bill.com Holdings, Inc.(b)(c)	385,400	65,791,634

Datadog, Inc., Class A(c)	514,547	62,146,987

HubSpot, Inc.(c)	154,981	58,804,441

Manhattan Associates, Inc.(c)	812,353	106,052,684

Paylocity Holding Corp.(b)(c)	519,172	98,450,586

Roper Technologies, Inc.	96,016	45,119,839

Synopsys, Inc.(c)	517,212	148,331,230

Tyler Technologies, Inc.(c)	238,384	94,092,549

		678,789,950

Asset Management & Custody Banks–1.52%

Ameriprise Financial, Inc.	167,263	44,406,654

KKR & Co., Inc., Class A	888,802	45,302,238

		89,708,892

Automotive Retail–1.45%

O’Reilly Automotive, Inc.(c)	141,446	85,794,071

Biotechnology–1.19%

Alnylam Pharmaceuticals, Inc.(c)	108,078	14,420,847

Horizon Therapeutics PLC(c)	376,341	37,092,169

Natera, Inc.(c)	538,624	18,916,475

		70,429,491

Building Products–1.05%

Advanced Drainage Systems, Inc.(b)	606,786	62,171,294

Casinos & Gaming–0.53%

Boyd Gaming Corp.	514,597	31,174,286

Commodity Chemicals–0.73%

Olin Corp.	756,195	43,405,593

Communications Equipment–1.71%

Motorola Solutions, Inc.	472,229	100,910,615

Construction & Engineering–0.55%

WillScot Mobile Mini Holdings Corp.(c)	924,581	32,452,793

Construction Materials–0.94%

Eagle Materials, Inc.	192,065	23,685,456

Vulcan Materials Co.	185,468	31,954,282

		55,639,738

Data Processing & Outsourced Services–0.99%

Paychex, Inc.	463,200	58,701,336

Distributors–1.03%

Pool Corp.	150,257	60,887,142

	Shares	Value
Diversified Metals & Mining–0.54%

Teck Resources Ltd., Class B (Canada)	812,830	$ 32,074,272

Electrical Components & Equipment–2.56%

AMETEK, Inc.	972,823	122,828,632

Generac Holdings, Inc.(b)(c)	129,697	28,452,928

		151,281,560

Electronic Equipment & Instruments–0.87%

Trimble, Inc.(c)	770,494	51,391,950

Environmental & Facilities Services–3.17%

Republic Services, Inc.	368,486	49,476,615

Waste Connections, Inc.	1,001,856	138,226,073

		187,702,688

Fertilizers & Agricultural Chemicals–1.18%

FMC Corp.	525,973	69,712,461

Financial Exchanges & Data–2.46%

FactSet Research Systems, Inc.	83,926	33,863,302

MSCI, Inc.	264,660	111,488,025

		145,351,327

Food Distributors–0.79%

Performance Food Group Co.(b)(c)	952,041	46,888,019

General Merchandise Stores–1.51%

Dollar Tree, Inc.(c)	551,336	89,564,533

Health Care Distributors–1.57%

AmerisourceBergen Corp.	613,159	92,764,825

Health Care Equipment–3.71%

IDEXX Laboratories, Inc.(b)(c)	224,370	96,586,798

Insulet Corp.(b)(c)	278,334	66,519,043

STERIS PLC	251,950	56,449,397

		219,555,238

Health Care Facilities–1.38%

Tenet Healthcare Corp.(c)	1,125,101	81,581,073

Health Care Supplies–0.86%

Cooper Cos., Inc. (The)	140,176	50,609,143

Health Care Technology–0.12%

Doximity, Inc., Class A(b)(c)	177,945	7,094,667

Hotels, Resorts & Cruise Lines–3.62%

Choice Hotels International, Inc.(b)	491,458	69,030,191

Hilton Worldwide Holdings, Inc.(c)	934,867	145,175,496

		214,205,687

Industrial Machinery–1.67%

Kornit Digital Ltd. (Israel)(b)(c)	571,054	37,975,091

Middleby Corp. (The)(b)(c)	393,171	60,505,085

		98,480,176

Insurance Brokers–1.68%

Arthur J. Gallagher & Co.	590,652	99,518,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Mid Cap Growth Fund

	Shares	Value
Interactive Media & Services–0.92%

ZoomInfo Technologies, Inc., Class A(c)	1,150,152	$ 54,517,205

Internet Services & Infrastructure–1.06%

MongoDB, Inc.(c)	176,738	62,729,618

Investment Banking & Brokerage–1.71%

LPL Financial Holdings, Inc.(b)	537,058	100,897,086

IT Consulting & Other Services–5.28%

Cognizant Technology Solutions Corp., Class A	898,058	72,652,892

Gartner, Inc.(c)	471,692	137,050,111

Globant S.A.(c)	473,058	102,175,797

		311,878,800

Life Sciences Tools & Services–4.99%

Bio-Rad Laboratories, Inc., Class A(c)	75,018	38,413,717

Mettler-Toledo International, Inc.(b)(c)	70,377	89,908,729

Repligen Corp.(c)	496,831	78,121,706

West Pharmaceutical Services, Inc.	280,560	88,393,234

		294,837,386

Managed Health Care–1.69%

Molina Healthcare, Inc.(c)	318,275	99,763,299

Movies & Entertainment–1.24%

Live Nation Entertainment, Inc.(b)(c)	700,427	73,460,784

Office REITs–1.21%

Alexandria Real Estate Equities, Inc.(b)	393,124	71,611,468

Oil & Gas Exploration & Production–1.21%

Pioneer Natural Resources Co.	308,721	71,768,371

Oil & Gas Storage & Transportation–2.13%

Cheniere Energy, Inc.	926,025	125,763,455

Paper Packaging–1.03%

Avery Dennison Corp.	338,083	61,057,790

Pharmaceuticals–1.26%

Catalent, Inc.(c)	820,591	74,312,721

Property & Casualty Insurance–0.72%

W.R. Berkley Corp.	640,781	42,605,529

Real Estate Services–1.24%

Jones Lang LaSalle, Inc.(b)(c)	333,837	73,020,167

Regional Banks–1.88%

East West Bancorp, Inc.	502,698	35,842,367

SVB Financial Group(c)	153,892	75,043,895

		110,886,262

Research & Consulting Services–0.75%

Equifax, Inc.	217,097	44,183,581

Restaurants–0.63%

Chipotle Mexican Grill, Inc.(c)	25,406	36,981,228

Semiconductor Equipment–0.74%

Enphase Energy, Inc.(c)	270,203	43,610,764

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value

Semiconductors–3.99%
Lattice Semiconductor Corp.(b)(c)	752,999	$36,174,072

Marvell Technology, Inc.	1,488,149	86,431,694

Monolithic Power Systems, Inc.	288,229	113,054,943

		235,660,709

Specialized REITs–1.11%
Extra Space Storage, Inc.	345,778	65,697,820

Specialty Chemicals–0.66%
Albemarle Corp.	201,093	38,776,763

Specialty Stores–2.49%
Tractor Supply Co.(b)	435,862	87,804,400

Ulta Beauty, Inc.(c)	150,185	59,593,408

		147,397,808

Systems Software–2.95%
Crowdstrike Holdings, Inc., Class A(c)	150,312	29,876,013

Palo Alto Networks, Inc.(b)(c)	164,499	92,329,999

Zscaler, Inc.(c)	257,949	52,296,580

		174,502,592

Trading Companies & Distributors–0.96%
SiteOne Landscape Supply, Inc.(b)(c)	403,694	56,932,965

Trucking–0.90%
Old Dominion Freight Line, Inc.(b)	188,982	52,937,638

Total Common Stocks & Other Equity Interests (Cost $5,405,005,097)		5,682,605,437

Money Market Funds–3.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	65,621,250	65,621,250

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	63,809,003	63,796,241

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	74,995,715	74,995,715

Total Money Market Funds (Cost $204,411,068)		204,413,206

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.59% (Cost $5,609,416,165)		5,887,018,643

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.82%
Invesco Private Government Fund, 0.40%(d)(e)(f)	67,072,919	67,072,919

Invesco Private Prime Fund, 0.35%(d)(e)(f)	159,008,778	159,008,778

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $226,076,951)		226,081,697

TOTAL INVESTMENTS IN SECURITIES–103.41% (Cost $5,835,493,116)		6,113,100,340

OTHER ASSETS LESS LIABILITIES–(3.41)%		(201,468,786)

NET ASSETS–100.00%		$5,911,631,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 39,308,439	$ 496,564,404	$(470,251,593)	$ -	$ -	$65,621,250	$ 18,893
Invesco Liquid Assets Portfolio, Institutional Class	45,034,577	354,688,860	(335,893,994)	2,443	(35,645)	63,796,241	26,662
Invesco Treasury Portfolio, Institutional Class	44,923,931	567,502,176	(537,430,392)	-	-	74,995,715	21,790
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	127,163,287	528,485,809	(588,576,177)	-	-	67,072,919	29,268*
Invesco Private Prime Fund	296,714,340	1,031,792,007	(1,169,419,989)	4,744	(82,324)	159,008,778	114,731*
Total	$553,144,574	$2,979,033,256	$(3,101,572,145)	$7,187	$(117,969)	$430,494,903	$211,344

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	29.06%

Health Care	16.76

Industrials	14.13

Consumer Discretionary	11.27

Financials	9.96

Materials	5.09

Real Estate	3.56

Energy	3.34

Communication Services	2.17

Consumer Staples	0.79

Money Market Funds Plus Other Assets Less Liabilities	3.87

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 5,405,005,097)*	$5,682,605,437

Investments in affiliated money market funds, at value (Cost $ 430,488,019)	430,494,903

Cash	541,169

Receivable for:
Investments sold	29,921,205

Fund shares sold	3,885,075

Dividends	961,744

Investment for trustee deferred compensation and retirement plans	521,524

Other assets	232,952

Total assets	6,149,164,009

Liabilities:
Payable for:
Fund shares reacquired	7,304,501

Collateral upon return of securities loaned	226,076,951

Accrued fees to affiliates	2,611,619

Accrued other operating expenses	956,170

Trustee deferred compensation and retirement plans	583,214

Total liabilities	237,532,455

Net assets applicable to shares outstanding	$5,911,631,554

Net assets consist of:
Shares of beneficial interest	$5,388,990,335
Distributable earnings	522,641,219

$5,911,631,554

Net Assets:
Class A	$3,693,944,661

Class C	$134,541,311

Class R	$132,478,238

Class Y	$703,342,867

Class R5	$114,844,690

Class R6	$1,132,479,787

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	164,276,260

Class C	8,315,440

Class R	6,571,744

Class Y	26,431,775

Class R5	5,046,797

Class R6	41,566,415

Class A:
Net asset value per share	$22.49

Maximum offering price per share
(Net asset value of $22.49 ÷ 94.50%)	$23.80

Class C:
Net asset value and offering price per share	$16.18

Class R:
Net asset value and offering price per share	$20.16

Class Y:
Net asset value and offering price per share	$26.61

Class R5:
Net asset value and offering price per share	$22.76

Class R6:
Net asset value and offering price per share	$27.25

*	At April 30, 2022, securities with an aggregate value of $212,027,981 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $120,783)	$13,680,553

Dividends from affiliated money market funds (includes securities lending income of $124,974)	192,319

Total investment income	13,872,872

Expenses:
Advisory fees	21,809,698

Administrative services fees	499,161

Custodian fees	33,199

Distribution fees:
Class A	5,560,376

Class C	857,558

Class R	391,394

Transfer agent fees – A, C, R and Y	3,679,806

Transfer agent fees – R5	67,067

Transfer agent fees – R6	223,259

Trustees’ and officers’ fees and benefits	34,183

Registration and filing fees	121,845

Reports to shareholders	141,406

Professional services fees	39,881

Other	41,475

Total expenses	33,500,308

Less: Fees waived and/or expense offset arrangement(s)	(41,040)

Net expenses	33,459,268

Net investment income (loss)	(19,586,396)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	270,648,063

Affiliated investment securities	(117,969)

Foreign currencies	9,150

270,539,244

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,536,560,751)

Affiliated investment securities	7,187

(2,536,553,564)

Net realized and unrealized gain (loss)	(2,266,014,320)

Net increase (decrease) in net assets resulting from operations	$(2,285,600,716)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:

Net investment income (loss)	$(19,586,396)	$(49,254,192)

Net realized gain	270,539,244	1,314,390,157

Change in net unrealized appreciation (depreciation)	(2,536,553,564)	1,283,576,994

Net increase (decrease) in net assets resulting from operations	(2,285,600,716)	2,548,712,959

Distributions to shareholders from distributable earnings:

Class A	(812,766,688)	(153,166,655)

Class C	(41,238,619)	(9,752,172)

Class R	(30,829,170)	(5,423,628)

Class Y	(130,957,329)	(19,511,808)

Class R5	(23,402,647)	(4,362,913)

Class R6	(207,455,097)	(32,063,012)

Total distributions from distributable earnings	(1,246,649,550)	(224,280,188)

Share transactions–net:

Class A	647,137,369	(8,259,876)

Class C	24,320,334	(47,381,579)

Class R	31,620,305	11,738,676

Class Y	131,870,326	181,629,615

Class R5	25,674,034	999,051

Class R6	219,996,130	248,383,514

Net increase in net assets resulting from share transactions	1,080,618,498	387,109,401

Net increase (decrease) in net assets	(2,451,631,768)	2,711,542,172

Net assets:

Beginning of period	8,363,263,322	5,651,721,150

End of period	$5,911,631,554	$8,363,263,322

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$37.13	$(0.09)	$(8.82)	$(8.91)	$(5.73)	$22.49	(27.50)%	$3,693,945	1.01	%(e)	1.01	%(e)	(0.62	)%(e)	44%
Year ended 10/31/21	26.65	(0.25)	11.81	11.56	(1.08)	37.13	44.48	5,288,400	1.03		1.03		(0.76)		92
Year ended 10/31/20	22.17	(0.13)	5.60	5.47	(0.99)	26.65	25.60 (f)	3,787,636	1.05	(f)	1.05	(f)	(0.54	)(f)	131
Year ended 10/31/19	20.28	(0.08)	3.75	3.67	(1.78)	22.17	20.43	748,190	1.11		1.11		(0.37)		84
Year ended 10/31/18	21.45	(0.12)	0.81	0.69	(1.86)	20.28	3.52	604,414	1.11		1.11		(0.55)		108
Year ended 10/31/17	16.98	(0.09)	4.71	4.62	(0.15)	21.45	27.43	547,963	1.21		1.21		(0.48)		139
Class C
Six months ended 04/30/22	28.52	(0.14)	(6.47)	(6.61)	(5.73)	16.18	(27.78)	134,541	1.76	(e)	1.76	(e)	(1.37	)(e)	44
Year ended 10/31/21	20.83	(0.36)	9.13	8.77	(1.08)	28.52	43.47 (f)	206,799	1.73	(f)	1.73	(f)	(1.46	)(f)	92
Year ended 10/31/20	17.65	(0.24)	4.41	4.17	(0.99)	20.83	24.74	190,420	1.82		1.82		(1.31)		131
Year ended 10/31/19	16.65	(0.18)	2.96	2.78	(1.78)	17.65	19.43	138,705	1.87		1.87		(1.12)		84
Year ended 10/31/18	18.06	(0.23)	0.68	0.45	(1.86)	16.65	2.79	153,263	1.86		1.86		(1.30)		108
Year ended 10/31/17	14.43	(0.20)	3.98	3.78	(0.15)	18.06	26.45	138,647	1.96		1.96		(1.24)		139
Class R
Six months ended 04/30/22	33.95	(0.11)	(7.95)	(8.06)	(5.73)	20.16	(27.59)	132,478	1.26	(e)	1.26	(e)	(0.87	)(e)	44
Year ended 10/31/21	24.51	(0.30)	10.82	10.52	(1.08)	33.95	44.11	181,872	1.28		1.28		(1.01)		92
Year ended 10/31/20	20.51	(0.18)	5.17	4.99	(0.99)	24.51	25.31	121,009	1.32		1.32		(0.81)		131
Year ended 10/31/19	18.95	(0.12)	3.46	3.34	(1.78)	20.51	20.09	75,342	1.37		1.37		(0.62)		84
Year ended 10/31/18	20.21	(0.16)	0.76	0.60	(1.86)	18.95	3.27	63,189	1.36		1.36		(0.80)		108
Year ended 10/31/17	16.05	(0.13)	4.44	4.31	(0.15)	20.21	27.09	50,117	1.46		1.46		(0.70)		139
Class Y
Six months ended 04/30/22	42.77	(0.06)	(10.37)	(10.43)	(5.73)	26.61	(27.42)	703,343	0.76	(e)	0.76	(e)	(0.37	)(e)	44
Year ended 10/31/21	30.48	(0.19)	13.56	13.37	(1.08)	42.77	44.84	971,407	0.78		0.78		(0.51)		92
Year ended 10/31/20	25.15	(0.08)	6.40	6.32	(0.99)	30.48	25.95	538,205	0.82		0.82		(0.31)		131
Year ended 10/31/19	22.71	(0.03)	4.25	4.22	(1.78)	25.15	20.68	253,901	0.87		0.87		(0.13)		84
Year ended 10/31/18	23.74	(0.07)	0.90	0.83	(1.86)	22.71	3.79	243,035	0.87		0.87		(0.31)		108
Year ended 10/31/17	18.73	(0.05)	5.21	5.16	(0.15)	23.74	27.75	210,789	0.96		0.96		(0.25)		139
Class R5
Six months ended 04/30/22	37.45	(0.05)	(8.91)	(8.96)	(5.73)	22.76	(27.39)	114,845	0.71	(e)	0.71	(e)	(0.32	)(e)	44
Year ended 10/31/21	26.80	(0.15)	11.88	11.73	(1.08)	37.45	44.88	155,263	0.72		0.72		(0.45)		92
Year ended 10/31/20	22.20	(0.05)	5.64	5.59	(0.99)	26.80	26.12	110,206	0.71		0.71		(0.20)		131
Period ended 10/31/19(g)	20.60	0.00	1.60	1.60	–	22.20	7.77	11	0.75	(e)	0.75	(e)	(0.01	)(e)	84
Class R6
Six months ended 04/30/22	43.62	(0.05)	(10.59)	(10.64)	(5.73)	27.25	(27.36)	1,132,480	0.66	(e)	0.66	(e)	(0.27	)(e)	44
Year ended 10/31/21	31.03	(0.14)	13.81	13.67	(1.08)	43.62	45.02	1,559,522	0.65		0.65		(0.38)		92
Year ended 10/31/20	25.55	(0.04)	6.51	6.47	(0.99)	31.03	26.14	904,245	0.65		0.65		(0.14)		131
Year ended 10/31/19	23.00	0.01	4.32	4.33	(1.78)	25.55	20.92	345,282	0.69		0.69		0.05		84
Year ended 10/31/18	23.98	(0.03)	0.91	0.88	(1.86)	23.00	3.97	199,881	0.70		0.70		(0.14)		108
Year ended 10/31/17	18.89	(0.02)	5.26	5.24	(0.15)	23.98	27.94	68,180	0.77		0.77		(0.07)		139

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,263,197,717 in connection with the acquisition of Invesco Mid Cap Growth Fund into the Fund.

(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.95% for Class C for the year ended October 31, 2021 and 0.23% for Class A for the year ended October 31, 2020.

(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Discovery Mid Cap Growth Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Discovery Mid Cap Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $5,237 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Discovery Mid Cap Growth Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	0.680%

Next $500 million	0.650%

Next $4 billion	0.620%

Over $5 billion	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $39,851.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum

14	Invesco Discovery Mid Cap Growth Fund

annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $364,580 in front-end sales commissions from the sale of Class A shares and $5,262 and $2,910 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $2,165 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$5,682,605,437	$–	$–	$5,682,605,437

Money Market Funds	204,413,206	226,081,697	–	430,494,903

Total Investments	$5,887,018,643	$226,081,697	$–	$6,113,100,340

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,189.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

15	Invesco Discovery Mid Cap Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $3,158,591,440 and $3,477,735,275, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 714,065,762

Aggregate unrealized (depreciation) of investments	(441,286,895)

Net unrealized appreciation of investments	$ 272,778,867

Cost of investments for tax purposes is $5,840,321,473.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	6,488,822	$181,208,541	13,472,916	$431,707,965

Class C	607,204	12,580,324	1,370,442	33,869,961

Class R	760,108	18,775,565	1,312,889	38,649,773

Class Y	6,562,316	210,611,058	9,206,296	338,674,872

Class R5	510,855	13,758,615	606,551	20,213,465

Class R6	9,296,784	300,787,151	13,830,173	529,918,948

Issued as reinvestment of dividends:
Class A	26,589,472	773,222,014	5,005,084	145,998,307

Class C	1,909,149	40,053,942	420,162	9,474,657

Class R	1,179,551	30,774,475	202,315	5,407,874

Class Y	3,254,966	111,905,740	506,612	16,981,632

Class R5	795,893	23,399,246	148,658	4,361,612

Class R6	5,834,791	205,326,299	930,643	31,781,458

Automatic conversion of Class C shares to Class A shares:
Class A	397,269	10,422,647	1,506,533	47,789,753
Class C	(547,901)	(10,422,647)	(1,951,219)	(47,789,753)

Reacquired:
Class A	(11,643,711)	(317,715,833)	(19,661,369)	(633,755,901)

Class C	(904,898)	(17,891,285)	(1,728,578)	(42,936,444)

Class R	(724,588)	(17,929,735)	(1,094,876)	(32,318,971)

Class Y	(6,099,652)	(190,646,472)	(4,656,085)	(174,026,889)

Class R5	(405,660)	(11,483,827)	(722,088)	(23,576,026)

Class R6	(9,315,661)	(286,117,320)	(8,151,870)	(313,316,892)

Net increase in share activity	34,545,109	$1,080,618,498	10,553,189	$387,109,401

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$725.00	$4.32	$1,019.79	$5.06	1.01%
Class C	1,000.00	722.20	7.52	1,016.07	8.80	1.76
Class R	1,000.00	724.10	5.39	1,018.55	6.31	1.26
Class Y	1,000.00	725.80	3.25	1,021.03	3.81	0.76
Class R5	1,000.00	726.10	3.04	1,021.27	3.56	0.71
Class R6	1,000.00	726.40	2.83	1,021.52	3.31	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Discovery Mid Cap Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-DMCG-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco EQV Emerging Markets All Cap Fund

Effective February 28, 2022, Invesco Emerging Markets All Cap Fund was renamed Invesco EQV Emerging Markets All Cap Fund.

Nasdaq:

A: GTDDX ∎ C: GTDCX ∎ Y: GTDYX ∎ R5: GTDIX ∎ R6: GTDFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-22.82%
Class C Shares	-23.09
Class Y Shares	-22.71
Class R5 Shares	-22.69
Class R6 Shares	-22.66
MSCI Emerging Markets Index▼ (Broad Market/Style-Specific Index)	-14.15

Source(s): ▼RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV Emerging Markets All Cap Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (1/11/94)	4.48%
10 Years	1.01
5 Years	0.39
1 Year	-29.80
Class C Shares
Inception (3/1/99)	7.82%
10 Years	0.98
5 Years	0.78
1 Year	-26.95
Class Y Shares
Inception (10/3/08)	5.57%
10 Years	1.84
5 Years	1.79
1 Year	-25.51
Class R5 Shares
Inception (10/25/05)	6.50%
10 Years	1.95
5 Years	1.86
1 Year	-25.47
Class R6 Shares
10 Years	1.99%
5 Years	1.93
1 Year	-25.42

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV Emerging Markets All Cap Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV Emerging Markets All Cap Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.63%
Brazil–12.58%
Ambev S.A., ADR	5,482,948	$15,955,379

Arcos Dorados Holdings, Inc., Class A(a)	11,088,811	80,393,880

B3 S.A. - Brasil, Bolsa, Balcao	10,017,660	26,949,075

Multiplan Empreendimentos Imobiliarios S.A.	11,259,329	56,137,796

Raia Drogasil S.A.	4,835,000	20,468,765

Rede D’Or Sao Luiz S.A.(b)	3,274,900	24,330,156

TOTVS S.A.	2,936,800	18,990,786

		243,225,837

China–25.82%
Airtac International Group	796,000	21,624,696

Alibaba Group Holding Ltd., ADR(c)	126,178	12,250,622

Angel Yeast Co. Ltd., A Shares	1,582,605	9,171,281

China Mengniu Dairy Co. Ltd.	10,729,000	57,723,585

China Resources Beer Holdings Co. Ltd.	5,552,000	32,405,627

Chongqing Fuling Zhacai Group Co. Ltd., A Shares	2,599,055	13,566,192

Fuyao Glass Industry Group Co. Ltd., H Shares(b)	6,369,200	25,977,669

JD.com, Inc., A Shares(c)	71,209	2,219,619

JD.com, Inc., ADR(c)(d)	1,203,356	74,198,931

Sunny Optical Technology Group Co. Ltd.	604,300	8,841,353

Tencent Holdings Ltd.	1,238,000	58,068,861

Tongcheng Travel Holdings Ltd.(b)(c)	28,577,600	50,303,499

Wuliangye Yibin Co. Ltd., A Shares	2,140,260	52,052,055

Yum China Holdings, Inc.	1,928,242	80,600,516

		499,004,506

Egypt–1.65%
Eastern Co. S.A.E.	14,250,488	8,300,582

Egyptian Financial Group-Hermes Holding Co.(c)	25,623,002	23,572,053

		31,872,635

France–1.64%
Bollore SE	6,808,819	31,618,594

Hungary–2.87%
Gedeon Richter PLC	2,790,740	55,469,715

India–4.45%
Emami Ltd.	4,289,538	27,470,083

HDFC Bank Ltd., ADR	1,060,730	58,562,903

		86,032,986

Indonesia–5.52%
PT Bank Central Asia Tbk	74,917,000	41,901,041

PT Kalbe Farma Tbk	343,730,800	38,879,040

PT Telkom Indonesia (Persero) Tbk	81,558,500	25,989,160

		106,769,241

Macau–1.21%
Galaxy Entertainment Group Ltd.	4,108,000	23,465,086

	Shares	Value
Mexico–11.41%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	$41,768,956

GMexico Transportes S.A.B. de C.V.	20,500,530	38,757,771

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,831,898	54,959,341

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Class B	1,133,838	17,448,320

Kimberly-Clark de Mexico S.A.B. de C.V., Class A(d)	22,678,092	31,661,424

Wal-Mart de Mexico S.A.B. de C.V., Series V	10,144,934	35,873,787

		220,469,599

Netherlands–0.56%
Prosus N.V.	222,367	10,722,693

Nigeria–1.37%
Zenith Bank PLC	447,469,084	26,418,329

Philippines–5.04%
BDO Unibank, Inc.	21,000,720	51,838,205

SM Investments Corp.	857,870	13,937,286

SM Prime Holdings, Inc.	47,184,200	31,538,604

		97,314,095

Russia–0.00%
Detsky Mir PJSC(e)	6,640,610	7

Moscow Exchange MICEX-RTS PJSC(e)	11,806,000	12

Ozon Holdings PLC, ADR(c)(e)	783,546	1

Sberbank of Russia PJSC(e)	11,900,044	12

Sberbank of Russia PJSC, Preference Shares(e)	15,636,015	15

Yandex N.V., Class A(c)(e)	1,617,426	1

		48

South Africa–0.51%
Naspers Ltd., Class N	98,890	9,861,895

South Korea–6.95%
Douzone Bizon Co. Ltd.	335,094	10,768,953

LEENO Industrial, Inc.	72,137	10,040,822

NAVER Corp.	108,344	24,507,681

Samsung Electronics Co. Ltd.	1,676,950	89,103,252

		134,420,708

Taiwan–7.17%
MediaTek, Inc.	818,000	22,413,900

Taiwan Semiconductor Manufacturing Co. Ltd.	5,568,000	101,560,313

Visual Photonics Epitaxy Co. Ltd.	5,076,000	14,554,321

		138,528,534

Turkey–1.12%
Haci Omer Sabanci Holding A.S.	16,256,131	21,724,853

United Arab Emirates–1.49%
Emaar Properties PJSC	16,658,100	28,801,853

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV Emerging Markets All Cap Fund

	Shares	Value

Vietnam–1.27%
Vietnam Dairy Products JSC	7,618,248	$24,590,791

Total Common Stocks & Other Equity Interests (Cost $1,669,299,476)		1,790,311,998

Money Market Funds–7.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(a)(f)	50,210,669	50,210,669

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(a)(f)	29,673,551	29,667,616

Invesco Treasury Portfolio, Institutional Class, 0.23%(a)(f)	57,383,621	57,383,621

Total Money Market Funds (Cost $137,261,336)		137,261,906

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–99.73% (Cost $1,806,560,812)		1,927,573,904

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.46%
Invesco Private Government Fund, 0.40%(a)(f)(g)	2,637,715	$2,637,715

Invesco Private Prime Fund, 0.35%(a)(f)(g)	6,335,501	6,335,501

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,973,216)		8,973,216

TOTAL INVESTMENTS IN SECURITIES–100.19% (Cost $1,815,534,028)		1,936,547,120

OTHER ASSETS LESS LIABILITIES–(0.19)%		(3,755,215)

NET ASSETS–100.00%		$1,932,791,905

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,451,993	$103,154,427	$(104,395,751)	$-	$-	$50,210,669	$14,509
Invesco Liquid Assets Portfolio, Institutional Class	30,570,539	73,681,733	(74,568,393)	(1,784)	(14,479)	29,667,616	14,107
Invesco Treasury Portfolio, Institutional Class	58,802,278	117,890,773	(119,309,430)	-	-	57,383,621	18,221
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	312,596	41,163,221	(38,838,102)	-	-	2,637,715	4,566*
Invesco Private Prime Fund	729,392	96,798,903	(91,201,554)	-	8,760	6,335,501	10,644*
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	52,893,628	-	-	27,500,252	-	80,393,880	443,552
Total	$194,760,426	$432,689,057	$(428,313,230)	$27,498,468	$(5,719)	$226,629,002	$505,599

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $100,611,324, which represented 5.21% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at April 30, 2022.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV Emerging Markets All Cap Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Consumer Discretionary	19.14%

Consumer Staples	17.03

Financials	15.15

Information Technology	14.29

Industrials	7.59

Communication Services	7.25

Health Care	6.14

Real Estate	6.03

Money Market Funds Plus Other Assets Less Liabilities	7.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV Emerging Markets All Cap Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,598,312,256)*	$1,709,918,118

Investments in affiliates, at value (Cost $217,221,772)	226,629,002

Foreign currencies, at value (Cost $6,227,888)	6,129,237

Receivable for:
Investments sold	3,858,891

Fund shares sold	1,280,516

Dividends	2,282,262

Investment for trustee deferred compensation and retirement plans	295,081

Other assets	88,453

Total assets	1,950,481,560

Liabilities:
Payable for:
Investments purchased	4,669,360

Fund shares reacquired	2,118,029

Collateral upon return of securities loaned	8,973,216

Accrued fees to affiliates	822,897

Accrued other operating expenses	776,523

Trustee deferred compensation and retirement plans	329,630

Total liabilities	17,689,655

Net assets applicable to shares outstanding	$1,932,791,905

Net assets consist of:
Shares of beneficial interest	$1,836,166,994

Distributable earnings	96,624,911

$1,932,791,905

Net Assets:
Class A	$440,053,764

Class C	$10,121,379

Class Y	$728,125,617

Class R5	$167,344,974

Class R6	$587,146,171

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,197,770

Class C	334,226

Class Y	23,495,789

Class R5	5,417,568

Class R6	19,019,214

Class A:
Net asset value per share	$30.99

Maximum offering price per share (Net asset value of $30.99 ÷ 94.50%)	$32.79

Class C:
Net asset value and offering price per share	$30.28

Class Y:
Net asset value and offering price per share	$30.99

Class R5:
Net asset value and offering price per share	$30.89

Class R6:
Net asset value and offering price per share	$30.87

*	At April 30, 2022, securities with an aggregate value of $9,358,440 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV Emerging Markets All Cap Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,479,249)	$22,586,664

Dividends from affiliates (includes securities lending income of $4,917)	495,306

Non-cash dividend income	2,597,517

Total investment income	25,679,487

Expenses:
Advisory fees	10,078,432

Administrative services fees	171,738

Custodian fees	467,607

Distribution fees:
Class A	651,811

Class C	65,560

Transfer agent fees – A, C and Y	1,156,857

Transfer agent fees – R5	95,002

Transfer agent fees – R6	109,849

Trustees’ and officers’ fees and benefits	17,054

Registration and filing fees	67,107

Reports to shareholders	112,876

Professional services fees	42,616

Other	19,725

Total expenses	13,056,234

Less: Fees waived and/or expense offset arrangement(s)	(35,318)

Net expenses	13,020,916

Net investment income	12,658,571

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(33,389,507)

Affiliated investment securities	(5,719)

Foreign currencies	226,490

(33,168,736)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $116,485)	(580,355,545)

Affiliated investment securities	27,498,468

Foreign currencies	44,590

(552,812,487)

Net realized and unrealized gain (loss)	(585,981,223)

Net increase (decrease) in net assets resulting from operations	$(573,322,652)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV Emerging Markets All Cap Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$12,658,571	$22,112,473

Net realized gain (loss)	(33,168,736)	97,241,994

Change in net unrealized appreciation (depreciation)	(552,812,487)	227,576,870

Net increase (decrease) in net assets resulting from operations	(573,322,652)	346,931,337

Distributions to shareholders from distributable earnings:
Class A	(23,821,085)	(30,719,071)

Class C	(557,095)	(797,143)

Class Y	(45,068,032)	(59,858,079)

Class R5	(9,177,465)	(11,073,849)

Class R6	(33,332,046)	(30,036,166)

Total distributions from distributable earnings	(111,955,723)	(132,484,308)

Share transactions–net:
Class A	4,749,048	(15,190,495)

Class C	(1,613,100)	(2,792,302)

Class Y	(66,815,495)	(53,469,564)

Class R5	9,462,648	15,141,754

Class R6	46,227,294	203,423,460

Net increase (decrease) in net assets resulting from share transactions	(7,989,605)	147,112,853

Net increase (decrease) in net assets	(693,267,980)	361,559,882

Net assets:
Beginning of period	2,626,059,885	2,264,500,003

End of period	$1,932,791,905	$2,626,059,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV Emerging Markets All Cap Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$41.94	$0.16	$(9.40)	$(9.24)	$(0.21)	$(1.50)	$(1.71)	$30.99	(22.80)%	$440,054	1.37	%(d)	1.37	%(d)	0.87	%(d)	11%
Year ended 10/31/21	38.27	0.26	5.58	5.84	(0.40)	(1.77)	(2.17)	41.94	15.22	591,114	1.31		1.31		0.61		19
Year ended 10/31/20	36.81	0.27	1.76	2.03	(0.57)	–	(0.57)	38.27	5.54	552,262	1.37		1.38		0.76		33
Year ended 10/31/19	30.54	0.55	6.18	6.73	(0.46)	–	(0.46)	36.81	22.39	583,346	1.37		1.38		1.62		7
Year ended 10/31/18	36.66	0.44	(6.29)	(5.85)	(0.27)	–	(0.27)	30.54	(16.09)	544,574	1.39		1.40		1.23		20
Year ended 10/31/17	30.67	0.28	5.96	6.24	(0.25)	–	(0.25)	36.66	20.55	878,910	1.41		1.43		0.86		16
Class C
Six months ended 04/30/22	40.94	0.02	(9.18)	(9.16)	–	(1.50)	(1.50)	30.28	(23.07)	10,121	2.12	(d)	2.12	(d)	0.12	(d)	11
Year ended 10/31/21	37.38	(0.06)	5.45	5.39	(0.06)	(1.77)	(1.83)	40.94	14.35	15,632	2.06		2.06		(0.14)		19
Year ended 10/31/20	35.83	0.00	1.71	1.71	(0.16)	–	(0.16)	37.38	4.78	16,812	2.12		2.13		0.01		33
Year ended 10/31/19	29.64	0.28	6.05	6.33	(0.14)	–	(0.14)	35.83	21.48	22,941	2.12		2.13		0.87		7
Year ended 10/31/18	35.59	0.17	(6.12)	(5.95)	(0.00)	–	(0.00)	29.64	(16.71)	55,823	2.14		2.15		0.48		20
Year ended 10/31/17	29.78	0.03	5.81	5.84	(0.03)	–	(0.03)	35.59	19.65	88,231	2.16		2.18		0.11		16
Class Y
Six months ended 04/30/22	42.00	0.21	(9.40)	(9.19)	(0.32)	(1.50)	(1.82)	30.99	(22.69)	728,126	1.12	(d)	1.12	(d)	1.12	(d)	11
Year ended 10/31/21	38.32	0.37	5.58	5.95	(0.50)	(1.77)	(2.27)	42.00	15.50	1,062,846	1.06		1.06		0.86		19
Year ended 10/31/20	36.85	0.36	1.78	2.14	(0.67)	–	(0.67)	38.32	5.82	1,015,412	1.12		1.13		1.01		33
Year ended 10/31/19	30.60	0.63	6.18	6.81	(0.56)	–	(0.56)	36.85	22.69	968,060	1.12		1.13		1.87		7
Year ended 10/31/18	36.74	0.53	(6.31)	(5.78)	(0.36)	–	(0.36)	30.60	(15.89)	986,550	1.14		1.15		1.48		20
Year ended 10/31/17	30.74	0.37	5.95	6.32	(0.32)	–	(0.32)	36.74	20.84	1,575,401	1.16		1.18		1.11		16
Class R5
Six months ended 04/30/22	41.88	0.21	(9.36)	(9.15)	(0.34)	(1.50)	(1.84)	30.89	(22.67)	167,345	1.06	(d)	1.06	(d)	1.18	(d)	11
Year ended 10/31/21	38.22	0.39	5.57	5.96	(0.53)	(1.77)	(2.30)	41.88	15.56	215,122	1.02		1.02		0.90		19
Year ended 10/31/20	36.76	0.39	1.77	2.16	(0.70)	–	(0.70)	38.22	5.90	182,631	1.05		1.06		1.08		33
Year ended 10/31/19	30.55	0.66	6.16	6.82	(0.61)	–	(0.61)	36.76	22.79	250,287	1.03		1.04		1.96		7
Year ended 10/31/18	36.68	0.56	(6.29)	(5.73)	(0.40)	–	(0.40)	30.55	(15.80)	287,511	1.04		1.05		1.58		20
Year ended 10/31/17	30.69	0.41	5.94	6.35	(0.36)	–	(0.36)	36.68	20.97	470,436	1.04		1.06		1.23		16
Class R6
Six months ended 04/30/22	41.89	0.23	(9.37)	(9.14)	(0.38)	(1.50)	(1.88)	30.87	(22.66)	587,146	0.99	(d)	0.99	(d)	1.25	(d)	11
Year ended 10/31/21	38.22	0.42	5.58	6.00	(0.56)	(1.77)	(2.33)	41.89	15.67	741,346	0.93		0.93		0.99		19
Year ended 10/31/20	36.76	0.42	1.76	2.18	(0.72)	–	(0.72)	38.22	5.96	497,383	0.96		0.97		1.17		33
Year ended 10/31/19	30.55	0.68	6.16	6.84	(0.63)	–	(0.63)	36.76	22.88	383,400	0.97		0.98		2.02		7
Year ended 10/31/18	36.67	0.57	(6.27)	(5.70)	(0.42)	–	(0.42)	30.55	(15.74)	365,000	0.99		1.00		1.63		20
Year ended 10/31/17	30.68	0.42	5.94	6.36	(0.37)	–	(0.37)	36.67	21.04	427,243	1.00		1.02		1.27		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV Emerging Markets All Cap Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV Emerging Markets All Cap Fund, formerly Invesco Emerging Markets All Cap Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco EQV Emerging Markets All Cap Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco EQV Emerging Markets All Cap Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $35,165.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14	Invesco EQV Emerging Markets All Cap Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $20,347 in front-end sales commissions from the sale of Class A shares and $621 and $1,949 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $1,305 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$243,225,837	$–	$ –	$243,225,837

China	167,050,069	331,954,437	–	499,004,506

Egypt	31,872,635	–	–	31,872,635

France	–	31,618,594	–	31,618,594

Hungary	–	55,469,715	–	55,469,715

India	58,562,903	27,470,083	–	86,032,986

Indonesia	–	106,769,241	–	106,769,241

Macau	–	23,465,086	–	23,465,086

Mexico	220,469,599	–	–	220,469,599

Netherlands	–	10,722,693	–	10,722,693

Nigeria	–	26,418,329	–	26,418,329

Philippines	–	97,314,095	–	97,314,095

Russia	–	–	48	48

South Africa	–	9,861,895	–	9,861,895

South Korea	–	134,420,708	–	134,420,708

Taiwan	–	138,528,534	–	138,528,534

Turkey	–	21,724,853	–	21,724,853

United Arab Emirates	–	28,801,853	–	28,801,853

Vietnam	–	24,590,791	–	24,590,791

Money Market Funds	137,261,906	8,973,216	–	146,235,122

Total Investments	$858,442,949	$1,078,104,123	$48	$1,936,547,120

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $153.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

15	Invesco EQV Emerging Markets All Cap Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $237,462,442 and $342,982,202, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$387,213,305

Aggregate unrealized (depreciation) of investments	(269,627,220)

Net unrealized appreciation of investments	$117,586,085

Cost of investments for tax purposes is $1,818,961,035.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	848,614	$30,777,417	1,889,937	$81,886,430

Class C	33,366	1,186,463	76,205	3,255,333

Class Y	3,862,575	138,362,278	5,667,031	244,849,914

Class R5	668,568	23,564,560	1,141,051	49,259,888

Class R6	3,200,251	111,335,095	6,685,446	290,901,817

Issued as reinvestment of dividends:
Class A	549,442	20,944,719	627,884	26,484,157

Class C	13,287	496,154	17,346	718,977

Class Y	709,975	27,028,746	842,214	35,499,330

Class R5	238,575	9,051,542	255,130	10,718,029

Class R6	811,404	30,760,326	637,164	26,754,520

Automatic conversion of Class C shares to Class A shares:
Class A	22,544	781,447	91,667	3,898,704

Class C	(23,055)	(781,447)	(93,490)	(3,898,704)

16	Invesco EQV Emerging Markets All Cap Fund

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,316,233)	$(47,754,535)	(2,945,340)	$(127,459,786)

Class C	(71,173)	(2,514,270)	(68,030)	(2,867,908)

Class Y	(6,380,214)	(232,206,519)	(7,704,418)	(333,818,808)

Class R5	(626,175)	(23,153,454)	(1,038,107)	(44,836,163)

Class R6	(2,689,861)	(95,868,127)	(2,638,022)	(114,232,877)

Net increase (decrease) in share activity	(148,110)	$(7,989,605)	3,443,668	$147,112,853

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco EQV Emerging Markets All Cap Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$771.80	$6.02	$1,018.00	$6.85	1.37%
Class C	1,000.00	769.10	9.30	1,014.28	10.59	2.12
Class Y	1,000.00	772.90	4.92	1,019.24	5.61	1.12
Class R5	1,000.00	773.10	4.66	1,019.54	5.31	1.06
Class R6	1,000.00	773.40	4.35	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV Emerging Markets All Cap Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	DVM-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Emerging Markets Innovators Fund

Nasdaq:

A: EMIAX ∎ C: EMVCX ∎ R: EMIRX ∎ Y: EMIYX ∎ R5: EMIMX ∎ R6: EMVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-31.50%
Class C Shares	-31.80
Class R Shares	-31.59
Class Y Shares	-31.49
Class R5 Shares	-31.47
Class R6 Shares	-31.42
MSCI Emerging Markets Index▼	-14.15

Source(s): ▼ RIMES Technologies Corp.

The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets Innovators Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (6/30/14)	-2.27%
5 Years	-3.13
1 Year	-38.90
Class C Shares
Inception (6/30/14)	-2.32%
5 Years	-2.78
1 Year	-36.44
Class R Shares
Inception (6/30/14)	-1.82%
5 Years	-2.28
1 Year	-35.53
Class Y Shares
Inception (6/30/14)	-1.33%
5 Years	-1.80
1 Year	-35.27
Class R5 Shares
Inception	-1.44%
5 Years	-1.85
1 Year	-35.22
Class R6 Shares
Inception (6/30/14)	-1.15%
5 Years	-1.65
1 Year	-35.21

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Emerging Markets Innovators Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Invesco Oppenheimer Emerging Markets Innovators Fund. The Fund was subsequently renamed the Invesco Emerging Markets Innovators Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets Innovators Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets Innovators Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.87%
Brazil–8.70%
Americanas S.A.	799,220	$3,879,748
Arezzo Industria e Comercio S.A.	386,500	6,994,438
Lojas Renner S.A.	426,910	2,050,812
NU Holdings Ltd., Class A(a)	185,675	1,115,907
Pagseguro Digital Ltd., Class A(a)	215,535	3,170,520
WEG S.A.	228,400	1,390,556
		18,601,981

Chile–2.45%
Banco Santander Chile	62,443,070	3,004,408
Parque Arauco S.A.	2,657,626	2,231,944
		5,236,352

China–29.55%
BeiGene Ltd.(a)	84,400	1,058,201
BeiGene Ltd., ADR(a)	9,893	1,582,880
Brii Biosciences Ltd.(a)	1,407,500	1,489,273
Huazhu Group Ltd., ADR	320,942	9,705,286
Keymed Biosciences, Inc.(a)(b)	890,179	2,587,551
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(b)	907,800	1,295,250
New Horizon Health Ltd.(a)(b)	426,000	906,206
Remegen Co. Ltd., H Shares(a)(b)	402,872	1,698,461
Silergy Corp.	66,000	5,829,269
SITC International Holdings Co. Ltd.	908,000	3,031,324
Sunny Optical Technology Group Co. Ltd.	268,300	3,925,426
Tencent Music Entertainment Group, ADR(a)	858,216	3,647,418
Wuxi Biologics Cayman, Inc.(a)(b)	641,500	4,655,294
Yum China Holdings, Inc.	256,274	10,712,253
Zai Lab Ltd., ADR(a)	64,963	2,595,921
Zhongsheng Group Holdings Ltd.	464,289	3,057,062
ZTO Express Cayman, Inc., ADR	197,349	5,429,071
		63,206,146

Egypt–1.55%
Commercial International Bank Egypt S.A.E.	1,369,762	3,318,414

India–14.06%
Asian Paints Ltd.	5,139	215,851
Godrej Properties Ltd.(a)	125,780	2,552,699
Havells India Ltd.	237,002	4,029,893
HDFC Life Insurance Co. Ltd.(b)	170,660	1,290,432
ICICI Lombard General Insurance Co. Ltd.(b)	118,909	1,978,327
ICICI Prudential Life Insurance Co. Ltd.(b)	361,228	2,456,470
Le Travenues Technology Ltd.(c)	7,200,800	8,991,968
Marico Ltd.	100,963	685,005
Oberoi Realty Ltd.(a)	389,999	4,854,809
Voltas Ltd.	184,492	3,027,214
		30,082,668

	Shares	Value
Indonesia–6.94%
PT Ace Hardware Indonesia Tbk	58,235,800	$4,198,177
PT Bank Rakyat Indonesia (Persero) Tbk	11,221,329	3,729,822
PT Semen Indonesia (Persero) Tbk	7,869,300	3,468,639
PT Unilever Indonesia Tbk	12,833,100	3,440,059
		14,836,697

Mexico–9.21%
Alsea S.A.B. de C.V.	1,153,884	2,529,255
Coca-Cola FEMSA S.A.B. de C.V., ADR	74,397	4,062,076
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	424,200	3,189,633
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	116,975	2,552,969
Grupo Mexico S.A.B. de C.V., Class B	714,100	3,342,603
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,138,900	4,027,296
		19,703,832

Peru–1.70%
Credicorp Ltd.	10,921	1,516,818
InRetail Peru Corp.(b)	58,130	2,115,932
		3,632,750

Philippines–3.22%
San Miguel Food and Beverage, Inc.	2,463,530	2,924,461
SM Prime Holdings, Inc.	5,928,100	3,962,428
		6,886,889

Poland–0.96%
Allegro.eu S.A.(a)(b)	403,106	2,062,686

Russia–0.00%
Fix Price Group Ltd., GDR(b)(c)	148,043	0
Polyus PJSC, GDR(b)(c)	82,477	0
TCS Group Holding PLC, GDR(b)(c)	72,043	0
Yandex N.V., Class A(a)(c)	220,435	0
		0

South Korea–7.76%
LG Chem Ltd.	12,083	4,853,489
LG Household & Health Care Ltd.	4,145	2,946,511
Samsung Biologics Co. Ltd.(a)(b)	13,316	8,798,027
		16,598,027

Taiwan–4.41%
MediaTek, Inc.	161,000	4,411,538
Voltronic Power Technology Corp.	115,919	5,031,988
		9,443,526

Turkey–1.57%
BIM Birlesik Magazalar A.S.	600,960	3,359,929

United States–0.79%
Globant S.A.(a)	7,801	1,684,938
Total Common Stocks & Other Equity Interests (Cost $210,920,338)		198,654,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets Innovators Fund

	Shares	Value
Money Market Funds–5.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	4,355,416	$4,355,416
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	3,111,738	3,111,116
Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	4,977,619	4,977,619
Total Money Market Funds (Cost $12,444,120)		12,444,151
TOTAL INVESTMENTS IN SECURITIES–98.69% (Cost $223,364,458)		211,098,986
OTHER ASSETS LESS LIABILITIES–1.31%		2,806,246
NET ASSETS–100.00%		$213,905,232

Investment Abbreviations:

ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $29,844,636, which represented 13.95% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 5,168,377	$18,129,764	$(18,942,725)	$ -	$-	$4,355,416	$ 268
Invesco Liquid Assets Portfolio, Institutional Class	3,651,667	12,949,831	(13,489,521)	31	(892)	3,111,116	731
Invesco Treasury Portfolio, Institutional Class	5,906,716	20,719,730	(21,648,827)	-	-	4,977,619	848
Total	$14,726,760	$51,799,325	$(54,081,073)	$31	$(892)	$12,444,151	$1,847

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Consumer Discretionary	25.33%
Consumer Staples	12.51
Health Care	12.47
Industrials	11.45
Information Technology	8.89
Financials	8.61
Real Estate	6.36
Materials	5.55
Other Sectors, Each Less than 2% of Net Assets	1.70

Money Market Funds Plus Other Assets Less Liabilities	7.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets Innovators Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $210,920,338)	$198,654,835

Investments in affiliated money market funds, at value (Cost $12,444,120)	12,444,151

Cash	300,000

Foreign currencies, at value (Cost $3,283,696)	3,237,661

Receivable for:
Fund shares sold	205,931

Dividends	489,963

Investment for trustee deferred compensation and retirement plans	21,581

Other assets	31,962

Total assets	215,386,084

Liabilities:
Payable for:
Fund shares reacquired	339,714

Accrued foreign taxes	870,648

Accrued fees to affiliates	104,364

Accrued other operating expenses	144,545

Trustee deferred compensation and retirement plans	21,581

Total liabilities	1,480,852

Net assets applicable to shares outstanding	$213,905,232

Net assets consist of:
Shares of beneficial interest	$247,348,484

Distributable earnings (loss)	(33,443,252)

$213,905,232

Net Assets:

Class A	$48,536,437

Class C	$11,853,966

Class R	$5,902,069

Class Y	$101,085,453

Class R5	$8,009

Class R6	$46,519,298

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,432,959

Class C	1,678,221

Class R	799,019

Class Y	13,137,373

Class R5	1,049

Class R6	5,966,415

Class A:
Net asset value per share	$7.54

Maximum offering price per share (Net asset value of $7.54 ÷ 94.50%)	$7.98

Class C:
Net asset value and offering price per share	$7.06

Class R:
Net asset value and offering price per share	$7.39

Class Y:
Net asset value and offering price per share	$7.69

Class R5:
Net asset value and offering price per share	$7.63

Class R6:
Net asset value and offering price per share	$7.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets Innovators Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $246,918)	$2,111,150

Dividends from affiliated money market funds	1,847

Total investment income	2,112,997

Expenses:
Advisory fees	1,795,144

Administrative services fees	21,608

Distribution fees:
Class A	94,671

Class C	78,791

Class R	17,428

Transfer agent fees – A, C, R and Y	160,840

Transfer agent fees – R5	2

Transfer agent fees – R6	12,692

Trustees’ and officers’ fees and benefits	9,966

Registration and filing fees	44,028

Professional services fees	57,218

Other	(48,134)

Total expenses	2,244,254

Less: Fees waived and/or expenses reimbursed	(85,998)

Net expenses	2,158,256

Net investment income (loss)	(45,259)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $913,567)	(17,008,965)

Affiliated investment securities	(892)

Foreign currencies	(99,129)

Forward foreign currency contracts	(12,944)

(17,121,930)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,048,516)	(98,698,696)

Affiliated investment securities	31

Foreign currencies	(5,092)

(98,703,757)

Net realized and unrealized gain (loss)	(115,825,687)

Net increase (decrease) in net assets resulting from operations	$(115,870,946)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets Innovators Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income (loss)	$(45,259)	$(2,429,104)

Net realized gain (loss)	(17,121,930)	45,142,513

Change in net unrealized appreciation (depreciation)	(98,703,757)	22,177,647

Net increase (decrease) in net assets resulting from operations	(115,870,946)	64,891,056

Distributions to shareholders from distributable earnings:
Class A	(9,157,683)	(2,484,125)

Class C	(2,188,956)	(750,908)

Class R	(881,257)	(272,278)

Class Y	(19,805,340)	(6,588,853)

Class R5	(1,395)	(419)

Class R6	(9,542,026)	(4,744,973)

Total distributions from distributable earnings	(41,576,657)	(14,841,556)

Share transactions–net:
Class A	(50,897,171)	59,012,767

Class C	69,634	(2,753,965)

Class R	1,270,099	(521,215)

Class Y	(17,495,048)	(11,476,814)

Class R6	(11,767,922)	(60,850,966)

Net increase (decrease) in net assets resulting from share transactions	(78,820,408)	(16,590,193)

Net increase (decrease) in net assets	(236,268,011)	33,459,307

Net assets:
Beginning of period	450,173,243	416,713,936

End of period	$213,905,232	$450,173,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets Innovators Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$12.47	$(0.01)	$(3.59)	$(3.60)	$–	$(1.33)	$(1.33)	$7.54	(31.59)%	$48,536	1.50	%(e)	1.57	%(e)	(0.16	)%(e)	11%
Year ended 10/31/21	11.17	(0.08)	1.78	1.70	–	(0.40)	(0.40)	12.47	15.15 (f)	136,638	1.58	(f)	1.64	(f)	(0.65	)(f)	50
Year ended 10/31/20	10.41	(0.06)	0.82	0.76	–	–	–	11.17	7.30 (f)	70,918	1.68	(f)	1.68	(f)	(0.62	)(f)	67
Two months ended 10/31/19	9.85	(0.01)	0.57	0.56	–	–	–	10.41	5.69	83,842	1.68	(e)	1.68	(e)	(0.63	)(e)	20
Year ended 08/31/19	10.38	(0.02)	(0.51)	(0.53)	–	–	–	9.85	(5.11)	80,454	1.71		1.71		(0.25)		36
Year ended 08/31/18	10.67	(0.02)	(0.25)	(0.27)	(0.02)	–	(0.02)	10.38	(2.52)	97,641	1.70		1.70		(0.18)		24
Year ended 08/31/17	8.87	(0.03)	1.83	1.80	–	–	–	10.67	20.29	84,324	1.77		1.77		(0.35)		23
Class C
Six months ended 04/30/22	11.81	(0.04)	(3.38)	(3.42)	–	(1.33)	(1.33)	7.06	(31.85)	11,854	2.25	(e)	2.32	(e)	(0.91	)(e)	11
Year ended 10/31/21	10.67	(0.18)	1.72	1.54	–	(0.40)	(0.40)	11.81	14.34	19,858	2.35		2.40		(1.42)		50
Year ended 10/31/20	10.02	(0.14)	0.79	0.65	–	–	–	10.67	6.49	20,337	2.44		2.44		(1.38)		67
Two months ended 10/31/19	9.49	(0.02)	0.55	0.53	–	–	–	10.02	5.58	26,427	2.44	(e)	2.44	(e)	(1.40	)(e)	20
Year ended 08/31/19	10.09	(0.09)	(0.51)	(0.60)	–	–	–	9.49	(5.95)	26,661	2.45		2.45		(1.01)		36
Year ended 08/31/18	10.42	(0.10)	(0.23)	(0.33)	–	–	–	10.09	(3.17)	38,156	2.46		2.46		(0.94)		24
Year ended 08/31/17	8.74	(0.10)	1.78	1.68	–	–	–	10.42	19.22	30,168	2.52		2.52		(1.11)		23
Class R
Six months ended 04/30/22	12.25	(0.02)	(3.51)	(3.53)	–	(1.33)	(1.33)	7.39	(31.59)	5,902	1.75	(e)	1.82	(e)	(0.41	)(e)	11
Year ended 10/31/21	11.01	(0.12)	1.76	1.64	–	(0.40)	(0.40)	12.25	14.82	8,126	1.85		1.90		(0.92)		50
Year ended 10/31/20	10.28	(0.09)	0.82	0.73	–	–	–	11.01	7.10	7,741	1.94		1.94		(0.88)		67
Two months ended 10/31/19	9.73	(0.01)	0.56	0.55	–	–	–	10.28	5.65	8,012	1.94	(e)	1.94	(e)	(0.90	)(e)	20
Year ended 08/31/19	10.29	(0.05)	(0.51)	(0.56)	–	–	–	9.73	(5.44)	7,516	1.95		1.95		(0.51)		36
Year ended 08/31/18	10.59	(0.05)	(0.24)	(0.29)	(0.01)	–	(0.01)	10.29	(2.77)	6,884	1.97		1.97		(0.45)		24
Year ended 08/31/17	8.83	(0.05)	1.81	1.76	–	–	–	10.59	19.93	3,606	2.03		2.03		(0.55)		23
Class Y
Six months ended 04/30/22	12.67	0.00	(3.65)	(3.65)	–	(1.33)	(1.33)	7.69	(31.49)	101,085	1.25	(e)	1.32	(e)	0.09	(e)	11
Year ended 10/31/21	11.32	(0.06)	1.81	1.75	–	(0.40)	(0.40)	12.67	15.40	193,558	1.35		1.40		(0.42)		50
Year ended 10/31/20	10.52	(0.04)	0.84	0.80	–	–	–	11.32	7.60	183,438	1.44		1.44		(0.38)		67
Two months ended 10/31/19	9.95	(0.01)	0.58	0.57	–	–	–	10.52	5.73	216,384	1.44	(e)	1.44	(e)	(0.40	)(e)	20
Year ended 08/31/19	10.47	(0.00)	(0.52)	(0.52)	–	–	–	9.95	(4.97)	212,530	1.46		1.46		(0.00)		36
Year ended 08/31/18	10.75	0.01	(0.25)	(0.24)	(0.04)	–	(0.04)	10.47	(2.23)	281,465	1.46		1.46		0.06		24
Year ended 08/31/17	8.92	(0.01)	1.84	1.83	–	–	–	10.75	20.52	193,261	1.52		1.52		(0.10)		23
Class R5
Six months ended 04/30/22	12.58	0.01	(3.63)	(3.62)	–	(1.33)	(1.33)	7.63	(31.47)	8	1.23	(e)	1.23	(e)	0.11	(e)	11
Year ended 10/31/21	11.23	(0.04)	1.79	1.75	–	(0.40)	(0.40)	12.58	15.52	13	1.26		1.26		(0.33)		50
Year ended 10/31/20	10.42	(0.02)	0.83	0.81	–	–	–	11.23	7.77	12	1.27		1.27		(0.21)		67
Two months ended 10/31/19	9.86	(0.00)	0.56	0.56	–	–	–	10.42	5.68	11	1.31	(e)	1.31	(e)	(0.26	)(e)	20
Period ended 08/31/19(g)	9.53	0.00	0.33	0.33	–	–	–	9.86	3.46	10	1.28	(e)	1.28	(e)	0.15	(e)	36
Class R6
Six months ended 04/30/22	12.82	0.01	(3.70)	(3.69)	–	(1.33)	(1.33)	7.80	(31.42)	46,519	1.23	(e)	1.23	(e)	0.11	(e)	11
Year ended 10/31/21	11.44	(0.04)	1.82	1.78	–	(0.40)	(0.40)	12.82	15.50	91,980	1.25		1.26		(0.32)		50
Year ended 10/31/20	10.61	(0.02)	0.85	0.83	–	–	–	11.44	7.82	134,269	1.25		1.26		(0.19)		67
Two months ended 10/31/19	10.04	(0.00)	0.57	0.57	–	–	–	10.61	5.68	292,944	1.27	(e)	1.27	(e)	(0.22	)(e)	20
Year ended 08/31/19	10.54	0.02	(0.52)	(0.50)	–	–	–	10.04	(4.74)	278,033	1.27		1.27		0.18		36
Year ended 08/31/18	10.82	0.03	(0.25)	(0.22)	(0.06)	–	(0.06)	10.54	(2.06)	105,736	1.29		1.29		0.26		24
Year ended 08/31/17	8.96	0.03	1.83	1.86	–	–	–	10.82	20.89	23,879	1.32		1.32		0.30		23

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01% for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2021 and 2020.

(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets Innovators Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Innovators Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Emerging Markets Innovators Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant

12	Invesco Emerging Markets Innovators Fund

economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $500 million	1.150%

Next $500 million	1.100%

Next $4 billion	1.050%

Over $5 billion	1.000%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 1.14%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $1,229 and reimbursed class level expenses of $24,496, $5,626, $2,531, $52,116, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $11,424 in front-end sales commissions from the sale of Class A shares and $892 and $2,602 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $2,178 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

13	Invesco Emerging Markets Innovators Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$18,601,981	$–	$–	$18,601,981

Chile	5,236,352	–	–	5,236,352

China	33,672,829	29,533,317	–	63,206,146

Egypt	–	3,318,414	–	3,318,414

India	–	21,090,700	8,991,968	30,082,668

Indonesia	–	14,836,697	–	14,836,697

Mexico	19,703,832	–	–	19,703,832

Peru	3,632,750	–	–	3,632,750

Philippines	–	6,886,889	–	6,886,889

Poland	–	2,062,686	–	2,062,686

Russia	–	–	0	0

South Korea	–	16,598,027	–	16,598,027

Taiwan	–	9,443,526	–	9,443,526

Turkey	–	3,359,929	–	3,359,929

United States	1,684,938	–	–	1,684,938

Money Market Funds	12,444,151	–	–	12,444,151

Total Investments	$94,976,833	$107,130,185	$8,991,968	$211,098,986

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2022:

	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 04/30/22
Common Stocks & Other Equity Interests	$–	$9,964,902	$(8,706,860)	$–	$2,544,427	$(39,971,833)	$45,161,332	$–	$8,991,968

Preferred Stocks	9,169,499	–	(9,169,499)	–	–	–	–	–	–

Total	$9,169,499	$9,964,902	$(17,876,359)	$–	$2,544,427	$(39,971,833)	$45,161,332	$–	$8,991,968

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 04/30/22	Technique	Inputs	Inputs	Input Used

Le Travenues Technology Ltd.	$8,991,968	Cost price adjusted by exchange rate	Cost price	N/A	$509.36 (a)
		Stock split ratio	Stock split ratio	N/A	400 for 1

(a)

The Fund fair values certain private placement securities at the original purchase price or “cost”. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14	Invesco Emerging Markets Innovators Fund

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(12,944)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,640,067

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $35,772,432 and $156,889,827, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$ 45,924,708

Aggregate unrealized (depreciation) of investments	(59,173,835)

Net unrealized appreciation (depreciation) of investments	$(13,249,127)

Cost of investments for tax purposes is $224,348,113.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	682,459	$6,310,026	6,255,457	$80,659,716

Class C	107,765	986,935	321,067	4,060,781

Class R	130,605	1,166,738	133,649	1,731,723

Class Y	2,142,516	20,193,092	2,609,368	34,702,024

Class R6	1,820,621	16,875,133	1,363,252	18,353,203

15	Invesco Emerging Markets Innovators Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	859,881	$8,710,599	183,162	$2,322,499

Class C	218,352	2,076,530	58,673	709,352

Class R	88,466	878,468	21,782	272,050

Class Y	1,416,769	14,635,222	447,254	5,751,687

Class R6	296,991	3,106,523	243,443	3,167,195

Automatic conversion of Class C shares to Class A shares:
Class A	33,289	310,401	188,539	2,464,557

Class C	(35,452)	(310,401)	(198,024)	(2,464,557)

Reacquired:
Class A	(6,102,455)	(66,228,197)	(2,018,986)	(26,434,005)

Class C	(294,572)	(2,683,430)	(405,511)	(5,059,541)

Class R	(83,399)	(775,107)	(195,301)	(2,524,988)

Class Y	(5,695,778)	(52,323,362)	(3,990,225)	(51,930,525)

Class R6	(3,324,728)	(31,749,578)	(6,171,816)	(82,371,364)

Net increase (decrease) in share activity	(7,738,670)	$(78,820,408)	(1,154,217)	$(16,590,193)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Emerging Markets Innovators Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$685.00	$6.27	$1,017.36	$7.50	1.50%
Class C	1,000.00	682.00	9.38	1,013.64	11.23	2.25
Class R	1,000.00	684.10	7.31	1,016.12	8.75	1.75
Class Y	1,000.00	685.10	5.22	1,018.60	6.26	1.25
Class R5	1,000.00	685.30	5.14	1,018.70	6.16	1.23
Class R6	1,000.00	685.80	5.14	1,018.70	6.16	1.23

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Emerging Markets Innovators Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-EMI-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Emerging Markets Local Debt Fund

Nasdaq:

A: OEMAX ∎ C: OEMCX ∎ R: OEMNX ∎ Y: OEMYX ∎ R5: EMLDX ∎ R6: OEMIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.65%
Class C Shares	-9.84
Class R Shares	-9.60
Class Y Shares	-9.37
Class R5 Shares	-9.30
Class R6 Shares	-9.47
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼	-13.17

Source(s): ▼RIMES Technologies Corp.

The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets Local Debt Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares

Inception (6/30/10)	0.24%

10 Years	-1.09

5 Years	-2.03

1 Year	-17.16

Class C Shares

Inception (6/30/10)	0.09%

10 Years	-1.28

5 Years	-1.98

1 Year	-14.99

Class R Shares

Inception (6/30/10)	0.34%

10 Years	-0.93

5 Years	-1.46

1 Year	-13.72

Class Y Shares

Inception (6/30/10)	0.89%

10 Years	-0.37

5 Years	-0.95

1 Year	-13.27

Class R5 Shares

10 Years	-0.56%

5 Years	-0.97

1 Year	-13.04

Class R6 Shares

Inception (9/28/12)	-0.78%

5 Years	-0.86

1 Year	-13.19

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Emerging Markets Local Debt Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Emerging Markets Local Debt Fund. Note: The Fund was subsequently renamed the Invesco Emerging Markets Local Debt Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets Local Debt Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–74.49%(a)
Brazil–3.57%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2025	BRL	3,100,000	$ 2,504,517
Series B, 6.00%, 05/15/2055	BRL	1,200,000	985,243
			3,489,760

Chile–3.49%
Bonos de la Tesoreria de la Republica,
1.30%, 03/01/2023	CLP	813,211,850	967,609
0.00%, 03/01/2025	CLP	1,114,928,850	1,260,375
Bonos de la Tesoreria de la Republica en pesos, 2.30%, 10/01/2028(b)	CLP	1,300,000,000	1,180,683
			3,408,667

China–5.25%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	10,000,000	1,547,670
Series 2110, 3.41%, 06/07/2031	CNY	8,000,000	1,239,326
China Government Bond, 3.72%, 04/12/2051	CNY	5,000,000	806,977
Export-Import Bank of China (The), Series 2105, 3.22%, 05/14/2026	CNY	10,000,000	1,540,095
			5,134,068

Colombia–4.94%
Colombian TES,
Series B, 5.75%, 11/03/2027	COP	7,000,000,000	1,456,241
Series B, 6.00%, 04/28/2028	COP	2,850,000,000	590,847
Series B, 7.25%, 10/26/2050	COP	7,000,000,000	1,243,938
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	6,500,000,000	1,539,362
			4,830,388

Czech Rep–2.46%
Czech Republic Government Bond,
Series 100, 0.25%, 02/10/2027	CZK	20,000,000	700,598
Series 125, 1.50%, 04/24/2040	CZK	2,000,000	57,022
Series 49, 4.20%, 12/04/2036(b)	CZK	16,000,000	684,256
Series 78, 2.50%, 08/25/2028(b)	CZK	25,000,000	959,162
			2,401,038

		Principal Amount	Value
Hungary–1.56%
Hungary Government Bond,
Series 27/A, 3.00%, 10/27/2027	HUF	450,000,000	$ 1,029,862
Series 34/A, 2.25%, 06/22/2034	HUF	280,000,000	494,178
			1,524,040

India–2.75%
India Government Bond, 7.27%, 04/08/2026	INR	200,000,000	2,685,679

Indonesia–4.83%
Indonesia Treasury Bond,
Series FR87, 6.50%, 02/15/2031	IDR	5,000,000,000	333,000
Series FR91, 6.38%, 04/15/2032	IDR	15,000,000,000	993,221
Series FR92, 7.13%, 06/15/2042	IDR	50,000,000,000	3,395,633
			4,721,854

Malaysia–8.52%
Malaysia Government Bond,
Series 0122, 3.58%, 07/15/2032	MYR	3,000,000	642,615
Series 0519, 3.76%, 05/22/2040	MYR	6,500,000	1,279,291
Series 115, 3.96%, 09/15/2025	MYR	10,000,000	2,313,834
Series 120, 4.07%, 06/15/2050	MYR	5,000,000	981,861
Series 513, 3.73%, 06/15/2028	MYR	14,000,000	3,109,913
			8,327,514

Mexico–8.64%
Mexican Bonos,
Series M, 7.75%, 11/13/2042	MXN	16,000,000	679,101
Series M 20, 8.50%, 05/31/2029	MXN	40,000,000	1,903,020
Series M 30, 8.50%, 11/18/2038	MXN	40,000,000	1,853,100
Mexican Udibonos, Series S, 3.50%, 11/16/2023	MXN	80,415,511	3,914,649
Red de Carreteras de Occidente S.A.B. de C.V., 9.00%, 06/10/2028(b)	MXN	1,932,000	94,308
			8,444,178

Peru–3.00%
Peru Government Bond,
5.94%, 02/12/2029	PEN	6,000,000	1,412,855
6.15%, 08/12/2032	PEN	5,850,000	1,330,583
5.35%, 08/12/2040	PEN	1,000,000	189,954
			2,933,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets Local Debt Fund

		Principal Amount	Value
Poland–4.38%
Republic of Poland Government Bond,
Series 0727, 2.50%, 07/25/2027	PLN	6,000,000	$ 1,109,465
Series 1029, 2.75%, 10/25/2029	PLN	9,000,000	1,599,876
Series 5Y, 3.75%, 05/25/2027	PLN	8,000,000	1,571,343
			4,280,684

Russia–0.00%
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026(c)	RUB	40,000,000	0
Series 6232, 6.00%, 10/06/2027(c)	RUB	170,000,000	0
			0

South Africa–14.08%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	710,922
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	45,000,000	2,552,683
Series 2037, 8.50%, 01/31/2037	ZAR	100,000,000	5,235,080
Series 2040, 9.00%, 01/31/2040	ZAR	50,000,000	2,680,228
Series R186, 10.50%, 12/21/2026	ZAR	25,000,000	1,713,630
Series R209, 6.25%, 03/31/2036	ZAR	20,000,000	862,941
			13,755,484

Supranational–0.09%
International Finance Corp., 0.00%, 02/15/2029(b)(d)	TRY	7,300,000	84,877

Thailand–6.93%
Thailand Government Bond,
1.00%, 06/17/2027	THB	130,000,000	3,559,039
2.88%, 12/17/2028	THB	55,000,000	1,639,897
3.78%, 06/25/2032	THB	50,000,000	1,575,463
			6,774,399
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $82,507,762)			72,796,022

Investment Abbreviations:
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	–Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–1.27%
Egypt–1.15%
Egypt Government International Bond,
5.75%, 05/29/2024(b)	$500,000	$ 467,936
3.88%, 02/16/2026(b)	800,000	651,832
		1,119,768

United States–0.12%
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	120,000	118,191
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,339,584)		1,237,959

	Shares

Money Market Funds–18.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f)	6,298,305	6,298,305
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(e)(f)	4,499,553	4,498,653
Invesco Treasury Portfolio, Institutional Class, 0.23%(e)(f)	7,198,063	7,198,063
Total Money Market Funds (Cost $17,995,115)		17,995,021

Options Purchased–0.33%
(Cost $840,812)(g)		321,085
TOTAL INVESTMENTS IN SECURITIES–94.50% (Cost $102,683,273)		92,350,087
OTHER ASSETS LESS LIABILITIES–5.50%		5,373,921
NET ASSETS–100.00%		$97,724,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets Local Debt Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $5,662,416, which represented 5.79% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Zero coupon bond issued at a discount.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,607,012	$34,010,960	$(33,319,667)	$-	$-	$6,298,305	$ 800
Invesco Liquid Assets Portfolio, Institutional Class	4,280,399	24,293,543	(24,074,348)	(7)	(934)	4,498,653	894
Invesco Treasury Portfolio, Institutional Class	6,408,013	38,869,669	(38,079,619)	-	-	7,198,063	963
Total	$16,295,424	$97,174,172	$(95,473,634)	$(7)	$(934)	$17,995,021	$2,657

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus IDR	Call	Standard Chartered Bank PLC	06/06/2022	IDR	14,915.00	USD	7,000,000	$26,537
Currency Risk
CNH versus KRW	Put	J.P. Morgan Chase Bank, N.A.	08/18/2022	KRW	185.40	CNH	16,400,000	28,181
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	05/31/2022	PLN	4.66	EUR	4,500,000	39,773
USD versus CLP	Put	Merrill Lynch International	10/06/2022	CLP	775.00	USD	7,500,000	41,355
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/09/2022	CLP	772.00	USD	4,500,000	28,399
USD versus COP	Put	Morgan Stanley and Co. International PLC	06/24/2022	COP	3,600.00	USD	6,000,000	12,204
USD versus CZK	Put	Merrill Lynch International	08/11/2022	CZK	21.00	USD	6,000,000	7,938
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/27/2022	MXN	20.00	USD	4,100,000	31,025
USD versus MXN	Put	Merrill Lynch International	10/06/2022	MXN	19.96	USD	7,000,000	78,806
USD versus PLN	Put	Morgan Stanley and Co. International PLC	05/05/2022	PLN	3.89	USD	5,600,000	5
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/29/2022	ZAR	14.20	USD	5,500,000	26,862
Subtotal – Foreign Currency Put Options Purchased								294,548
Total Foreign Currency Options Purchased								$321,085

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $610,000.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	06/28/2022	BRL	5.26	USD	3,000,000	$(51,549)

USD versus CLP	Call	Merrill Lynch International	10/06/2022	CLP	895.00	USD	3,750,000	(129,600)

USD versus CLP	Call	Morgan Stanley and Co. International PLC	02/10/2023	CLP	948.00	USD	3,000,000	(103,716)

USD versus COP	Call	J.P. Morgan Chase Bank, N.A.	08/09/2022	COP	4,350.00	USD	3,000,000	(42,774)

USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	06/27/2022	MXN	21.15	USD	4,100,000	(43,698)

Subtotal – Foreign Currency Call Options Written								(371,337)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written(a)–(continued)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

EUR versus PLN	Put	Morgan Stanley and Co. International PLC	05/31/2022	PLN	4.52	EUR	4,500,000	$(5,269)

USD versus BRL	Put	Merrill Lynch International	05/12/2022	BRL	4.95	USD	4,500,000	(69,894)

USD versus CLP	Put	Merrill Lynch International	10/06/2022	CLP	740.00	USD	3,750,000	(7,973)

USD versus CZK	Put	Merrill Lynch International	08/11/2022	CZK	20.20	USD	9,000,000	(5,742)

USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/27/2022	MXN	19.20	USD	4,100,000	(5,486)

USD versus MXN	Put	Merrill Lynch International	10/06/2022	MXN	19.20	USD	7,000,000	(29,652)

Subtotal – Foreign Currency Put Options Written								(124,016)

Total – Foreign Currency Options Written								$(495,353)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $610,000.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
06/15/2022	Bank of America, N.A.	HUF	82,353,000	USD	246,345	$ 17,987
06/15/2022	Bank of America, N.A.	THB	68,520,000	USD	2,060,132	58,364
07/14/2022	Bank of America, N.A.	CLP	887,460,000	USD	1,050,000	23,844
08/15/2022	Bank of America, N.A.	CZK	19,395,000	USD	900,000	77,888
09/15/2022	Bank of America, N.A.	PEN	1,130,000	USD	292,792	2,604
10/11/2022	Bank of America, N.A.	CLP	1,074,187,500	USD	1,275,000	51,409
10/11/2022	Bank of America, N.A.	MXN	24,826,375	USD	1,190,000	10,183
06/15/2022	Barclays Bank PLC	CNY	5,610,000	USD	876,056	31,825
05/03/2022	Goldman Sachs International	BRL	6,940,000	USD	1,477,243	73,507
06/15/2022	Goldman Sachs International	CLP	1,007,700,000	USD	1,172,017	502
06/15/2022	Goldman Sachs International	COP	2,757,910,000	USD	723,928	32,121
06/15/2022	Goldman Sachs International	CZK	39,155,000	USD	1,709,228	38,936
06/15/2022	Goldman Sachs International	EUR	1,926,000	USD	2,125,697	89,863
06/15/2022	Goldman Sachs International	MXN	25,120,000	USD	1,227,312	6,431
06/15/2022	Goldman Sachs International	PLN	10,265,000	USD	2,397,633	93,984
06/15/2022	Goldman Sachs International	USD	1,412,458	ZAR	22,415,000	451
06/15/2022	Goldman Sachs International	ZAR	92,280,690	USD	6,133,194	316,366
09/15/2022	Goldman Sachs International	PEN	910,000	USD	241,386	7,694
05/03/2022	J.P. Morgan Chase Bank, N.A.	BRL	53,895,000	USD	11,041,421	140,219
06/15/2022	J.P. Morgan Chase Bank, N.A.	CNY	50,291,750	USD	7,794,811	226,566
06/15/2022	J.P. Morgan Chase Bank, N.A.	COP	1,435,020,000	USD	372,888	12,921
06/15/2022	J.P. Morgan Chase Bank, N.A.	CZK	20,360,000	USD	895,474	26,948
06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	1,610,000	USD	1,777,126	75,313
06/15/2022	J.P. Morgan Chase Bank, N.A.	HUF	1,681,332,000	USD	4,909,694	247,500
06/15/2022	J.P. Morgan Chase Bank, N.A.	IDR	7,596,050,000	USD	527,687	7,317
06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	37,449,640	USD	1,853,708	33,583
06/15/2022	J.P. Morgan Chase Bank, N.A.	PLN	8,145,000	USD	1,885,934	58,050
06/15/2022	J.P. Morgan Chase Bank, N.A.	RON	790,000	USD	171,667	4,233
06/15/2022	J.P. Morgan Chase Bank, N.A.	THB	66,120,000	USD	1,967,905	36,251
06/15/2022	J.P. Morgan Chase Bank, N.A.	ZAR	27,201,873	USD	1,852,748	138,103
06/29/2022	J.P. Morgan Chase Bank, N.A.	MXN	41,583,225	USD	2,050,000	34,347
08/22/2022	J.P. Morgan Chase Bank, N.A.	KRW	1,279,260,000	USD	1,068,633	54,311
10/03/2022	J.P. Morgan Chase Bank, N.A.	ZAR	12,224,850	USD	825,000	63,034
05/03/2022	Morgan Stanley and Co. International PLC	BRL	49,214,259	USD	10,004,728	50,287
05/09/2022	Morgan Stanley and Co. International PLC	PLN	5,694,200	USD	1,420,000	135,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/02/2022	Morgan Stanley and Co. International PLC	PLN	5,058,750	USD	1,200,255	$63,012

06/02/2022	Morgan Stanley and Co. International PLC	USD	9,724,300	BRL	48,859,259	62,677

06/15/2022	Morgan Stanley and Co. International PLC	CLP	2,975,603,500	USD	3,656,355	197,030

06/15/2022	Morgan Stanley and Co. International PLC	COP	8,294,220,000	USD	2,129,399	48,838

06/15/2022	Morgan Stanley and Co. International PLC	MXN	27,120,000	USD	1,352,079	33,994

06/15/2022	Morgan Stanley and Co. International PLC	THB	17,300,000	USD	520,583	15,174

06/15/2022	Morgan Stanley and Co. International PLC	USD	601,294	INR	46,290,000	555

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,065,841	MXN	22,715,000	38,152

06/15/2022	Morgan Stanley and Co. International PLC	USD	305,660	PLN	1,370,000	1,792

06/29/2022	Morgan Stanley and Co. International PLC	COP	4,897,275,000	USD	1,275,000	49,067

08/08/2022	Morgan Stanley and Co. International PLC	PLN	2,204,525	USD	545,000	53,957

11/14/2022	Morgan Stanley and Co. International PLC	CLP	977,944,500	USD	1,170,000	61,761

02/14/2023	Morgan Stanley and Co. International PLC	CLP	483,930,000	USD	570,000	28,314

06/15/2022	Standard Chartered Bank PLC	CNY	17,400,000	USD	2,724,571	106,102

06/15/2022	Standard Chartered Bank PLC	IDR	8,135,690,000	USD	564,312	6,975

06/15/2022	Standard Chartered Bank PLC	INR	96,960,000	USD	1,275,914	15,268

06/15/2022	Standard Chartered Bank PLC	MYR	7,600,000	USD	1,794,569	45,051

06/15/2022	Standard Chartered Bank PLC	PEN	2,736,000	USD	735,385	26,184

06/15/2022	Standard Chartered Bank PLC	THB	73,665,000	USD	2,215,555	63,480

06/15/2022	Standard Chartered Bank PLC	USD	883,165	MYR	3,840,000	802

Subtotal-Appreciation						3,197,079

Currency Risk

05/16/2022	Bank of America, N.A.	BRL	1,998,562	USD	375,000	(27,562)

05/16/2022	Bank of America, N.A.	USD	2,700,000	BRL	13,108,500	(59,613)

06/15/2022	Bank of America, N.A.	USD	235,429	HUF	82,353,000	(7,071)

06/15/2022	Bank of America, N.A.	USD	1,273,301	THB	42,350,000	(36,073)

07/14/2022	Bank of America, N.A.	USD	1,200,000	CLP	967,800,000	(80,948)

06/15/2022	Barclays Bank PLC	USD	850,387	CNY	5,610,000	(6,155)

05/03/2022	Goldman Sachs International	USD	1,410,827	BRL	6,940,000	(7,091)

05/05/2022	Goldman Sachs International	ZAR	22,413,960	USD	1,418,695	(427)

05/16/2022	Goldman Sachs International	BRL	700,000	USD	132,453	(8,545)

06/02/2022	Goldman Sachs International	BRL	4,970,000	USD	981,884	(13,655)

06/15/2022	Goldman Sachs International	MXN	35,100,495	USD	1,650,037	(55,916)

06/15/2022	Goldman Sachs International	USD	221,426	COP	848,900,000	(8,484)

06/15/2022	Goldman Sachs International	USD	2,841,461	CZK	64,528,000	(88,795)

06/15/2022	Goldman Sachs International	USD	2,121,447	EUR	1,926,000	(85,613)

06/15/2022	Goldman Sachs International	USD	2,945,070	MXN	60,220,495	(18,237)

06/15/2022	Goldman Sachs International	USD	1,251,515	ZAR	18,325,000	(96,416)

06/15/2022	HSBC Bank USA, N.A.	USD	3,058,094	CLP	2,426,540,000	(237,089)

05/03/2022	J.P. Morgan Chase Bank, N.A.	USD	11,080,080	BRL	53,895,000	(178,877)

06/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	6,280,000	USD	1,252,615	(5,329)

06/15/2022	J.P. Morgan Chase Bank, N.A.	INR	110,750,750	USD	1,421,795	(18,154)

06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	89,902,425	USD	4,269,834	(99,600)

06/15/2022	J.P. Morgan Chase Bank, N.A.	TRY	2,838,725	USD	171,302	(14,148)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	5,469,560	CNY	36,130,000	(32,471)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,534,901	COP	5,800,720,000	(79,822)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	3,646,607	CZK	84,039,700	(61,602)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,819,133	EUR	1,654,000	(70,810)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	5,717,953	HUF	2,000,711,640	(170,146)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	2,067,961	IDR	29,726,945,782	(31,509)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	8,544,599	MXN	174,221,707	$(77,084)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	6,620,623	PLN	29,036,065	(104,410)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,404,102	RON	6,435,000	(40,263)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	6,908,502	THB	230,121,810	(185,640)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	100,815	TRY	1,540,000	(209)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,851,823	ZAR	27,201,873	(137,179)

08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	1,068,640	CNY	6,830,000	(45,289)

09/15/2022	J.P. Morgan Chase Bank, N.A.	PEN	10,700,000	USD	2,609,756	(138,043)

03/15/2023	J.P. Morgan Chase Bank, N.A.	USD	3,390,647	CNY	22,165,000	(91,142)

05/03/2022	Morgan Stanley and Co. International PLC	BRL	48,859,259	USD	9,817,010	(65,626)

05/03/2022	Morgan Stanley and Co. International PLC	USD	20,068,337	BRL	98,073,518	(231,259)

06/02/2022	Morgan Stanley and Co. International PLC	USD	1,200,255	EUR	1,065,000	(75,315)

06/15/2022	Morgan Stanley and Co. International PLC	MXN	23,576,798	USD	1,104,812	(41,066)

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,636,595	COP	6,125,775,000	(99,977)

06/15/2022	Morgan Stanley and Co. International PLC	USD	106,683	IDR	1,532,270,000	(1,715)

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,395,566	MXN	27,981,798	(35,596)

06/15/2022	Morgan Stanley and Co. International PLC	USD	4,935,205	PEN	18,435,000	(156,652)

06/15/2022	Morgan Stanley and Co. International PLC	USD	227,191	THB	7,550,000	(6,622)

08/08/2022	Morgan Stanley and Co. International PLC	USD	1,400,000	PLN	6,083,700	(44,898)

09/15/2022	Morgan Stanley and Co. International PLC	PEN	11,655,000	USD	2,836,111	(156,935)

09/15/2022	Morgan Stanley and Co. International PLC	USD	108,947	PEN	414,000	(2,631)

06/08/2022	Standard Chartered Bank PLC	USD	1,050,000	IDR	15,204,000,000	(7,671)

06/15/2022	Standard Chartered Bank PLC	THB	35,780,000	USD	1,037,703	(7,587)

06/15/2022	Standard Chartered Bank PLC	USD	1,764,045	CNY	11,310,000	(62,039)

06/15/2022	Standard Chartered Bank PLC	USD	3,742,318	IDR	53,711,220,000	(62,817)

06/15/2022	Standard Chartered Bank PLC	USD	2,042,163	MYR	8,625,900	(56,483)

06/15/2022	Standard Chartered Bank PLC	USD	312,500	PEN	1,170,000	(9,223)

06/15/2022	Standard Chartered Bank PLC	USD	2,456,945	THB	82,415,000	(49,244)

09/15/2022	Standard Chartered Bank PLC	USD	412,214	PEN	1,566,000	(10,059)

03/15/2023	Standard Chartered Bank PLC	USD	286,807	CNY	1,875,000	(7,692)

Subtotal-Depreciation						(3,610,524)

Total Forward Foreign Currency Contracts						$(413,445)

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	3 Month CNRR007	Quarterly	2.28%	Quarterly	12/08/2023	CNY	20,000,000	$-	$3,643	$3,643

Receive	6 Month EUR LIBOR	Semi-Annually	(1.25)	Annually	04/14/2027	EUR	600,000	-	5,159	5,159

Receive	3 Month COOVIBR	Quarterly	(8.37)	Quarterly	03/25/2027	COP	3,000,000,000	-	7,381	7,381

Receive	SOFR	Annually	(2.36)	Annually	04/29/2052	USD	460,000	-	9,560	9,560

Pay	BZDIOVRA	At Maturity	11.89	At Maturity	01/02/2029	BRL	15,833,467	-	13,098	13,098

Receive	6 Month EUR LIBOR	Semi-Annually	(1.18)	Annually	04/12/2027	EUR	4,646,000	-	18,829	19,223

Receive	6 Month EUR LIBOR	Semi-Annually	(1.06)	Annually	03/31/2027	EUR	1,100,000	-	19,403	19,403

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	10,700,000	-	22,194	22,194

Pay	3 Month CNRR007	Quarterly	2.85	Quarterly	12/04/2025	CNY	10,000,000	-	23,080	23,080

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	11,000,000	-	24,252	24,252

Receive	6 Month CLICP	At Maturity	(5.47)	At Maturity	01/12/2025	CLP	6,750,000,000	-	24,406	24,406

Receive	6 Month EUR LIBOR	Semi-Annually	(0.87)	Annually	03/29/2027	EUR	1,050,000	-	28,718	28,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Interest Rate Swap Agreements(a) –(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	6 Month EUR LIBOR	Semi-Annually	(0.86)%	Annually	03/29/2027	EUR	1,050,000	$-	$29,010	$29,010

Receive	6 Month CZK PRIBOR	Semi-Annually	(5.02)	Annually	03/14/2024	CZK	7,600,000	-	33,821	33,821

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	17,550,000	45	36,124	36,079

Receive	3 Month COOVIBR	Quarterly	(7.19)	Quarterly	04/28/2028	COP	2,450,000,000	-	41,605	41,605

Receive	3 Month COOVIBR	Quarterly	(7.83)	Quarterly	04/07/2024	COP	13,900,000,000	-	46,062	46,062

Receive	6 Month EUR LIBOR	Semi-Annually	(1.13)	Annually	04/08/2027	EUR	4,400,000	-	64,718	64,718

Receive	3 Month KWCDC	Quarterly	(2.50)	Quarterly	03/23/2027	KRW	3,810,000,000	-	73,874	73,874

Receive	3 Month JIBAR	Quarterly	(6.56)	Quarterly	10/08/2026	ZAR	55,600,000	-	96,051	96,051

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	2,625,000,000	-	138,246	138,246

Receive	6 Month BUBOR	Semi-Annually	(3.86)	Annually	11/12/2024	HUF	840,000,000	-	215,466	215,466

Receive	28 Day MXN TIIE	28 Day	(5.54)	28 Day	01/24/2031	MXN	26,000,000	-	265,444	265,444

Receive	28 Day MXN TIIE	28 Day	(5.45)	28 Day	12/05/2030	MXN	38,000,000	-	395,101	395,101

Subtotal - Appreciation								45	1,635,245	1,635,594

Interest Rate Risk

Pay	6 Month BUBOR	Semi-Annually	4.67	Annually	01/07/2032	HUF	270,000,000	-	(110,179)	(110,179)

Pay	6 Month BUBOR	Semi-Annually	5.22	Annually	02/18/2026	HUF	500,000,000	-	(98,401)	(98,401)

Pay	28 Day MXN TIIE	28 Day	9.04	28 Day	03/28/2024	MXN	300,000,000	-	(81,844)	(81,844)

Pay	6 Month WIBOR	Semi-Annually	5.52	Annually	04/08/2027	PLN	9,400,000	-	(75,360)	(75,360)

Pay	6 Month CZK PRIBOR	Semi-Annually	3.45	Annually	02/08/2032	CZK	13,875,000	-	(46,254)	(46,254)

Pay	28 Day MXN TIIE	28 Day	8.80	28 Day	05/29/2031	MXN	70,000,000	-	(38,018)	(38,018)

Pay	28 Day MXN TIIE	28 Day	8.92	28 Day	06/03/2027	MXN	70,000,000	-	(22,943)	(22,943)

Pay	3 Month CNRR007	Quarterly	2.36	Quarterly	04/12/2027	CNY	20,000,000	-	(19,277)	(19,277)

Pay	6 Month CZK PRIBOR	Semi-Annually	4.84	Annually	04/08/2027	CZK	42,700,000	-	(4,529)	(4,529)

Pay	3 Month CNRR007	Quarterly	2.44	Quarterly	04/27/2027	CNY	10,000,000	-	(4,411)	(4,411)

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	81,000,000	-	(4,115)	(4,115)

Subtotal - Depreciation								-	(505,331)	(505,331)

Total Centrally Cleared Interest Rate Swap Agreements								$45	$1,129,914	$1,130,263

(a)	Centrally cleared swap agreements collateralized by $1,276,816 cash held with Counterparties.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.13)%	Quarterly	08/04/2023	MYR	32,500,000	$-	$ 53,285	$ 53,285
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.36)	Quarterly	10/21/2023	MYR	17,000,000	-	28,798	28,798
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.85)	Quarterly	03/23/2024	MYR	8,000,000	-	8,997	8,997
Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.97)	Quarterly	04/11/2024	MYR	30,300,000	-	21,935	21,935
Total Over-The-Counter Interest Rate Swap Agreements									$-	$113,015	$113,015

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $610,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United States CPI Urban Consumers NSA	At Maturity	(4.24)%	At Maturity	03/11/2024	USD 4,646,000	$-	$58,469	$58,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Emerging Markets Local Debt Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)–(continued)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	3.41%	At Maturity	03/11/2027	USD 4,646,000	$-	$(77,299)	$(77,299)
Total – Centrally Cleared Inflation Swap Agreements							$-	$(18,830)	$(18,830)

(a)	Centrally cleared swap agreements collateralized by $1,276,816 cash held with Counterparties.

Abbreviations:

BRL	–Brazilian Real
BUBOR	–Budapest Interbank Offered Rate
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNRR007	–China 7-Day Reverse Repo Rate
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
KWCDC	–South Korean Won Certificate of Deposit
LIBOR	–London Interbank Offered Rate
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
PEN	–Peruvian Sol
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RON	–Romania New Leu
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Sovereign Debt	68.72%
Health Care	2.85
Other Sectors, Each Less than 2% of Net Assets	4.52
Money Market Funds Plus Other Assets Less Liabilities	23.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Emerging Markets Local Debt Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $84,688,158)	$74,355,066

Investments in affiliated money market funds, at value (Cost $17,995,115)	17,995,021

Other investments:
Variation margin receivable – centrally cleared swap agreements	75,997

Unrealized appreciation on swap agreements – OTC	113,015

Unrealized appreciation on forward foreign currency contracts outstanding	3,197,079

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	227,371

Cash collateral – centrally cleared swap agreements	1,276,816

Cash collateral – OTC Derivatives	610,000

Cash	62,247

Foreign currencies, at value (Cost $816,141)	576,705

Receivable for:
Investments sold	2,064,411

Fund shares sold	92,568

Dividends	1,210

Interest	1,668,833

Investment for trustee deferred compensation and retirement plans	31,193

Other assets	31,584

Total assets	102,379,116

Liabilities:
Other investments:
Options written, at value (premiums received $491,304)	495,353

Unrealized depreciation on forward foreign currency contracts outstanding	3,610,524

Swaps payable – OTC	13,886

Payable for:
Investments purchased	116,183

Dividends	105,319

Fund shares reacquired	116,973

Accrued foreign taxes	1,638

Accrued fees to affiliates	55,650

Accrued trustees’ and officers’ fees and benefits	(1,203)

Accrued other operating expenses	109,592

Trustee deferred compensation and retirement plans	31,193

Total liabilities	4,655,108

Net assets applicable to shares outstanding	$97,724,008

Net assets consist of:
Shares of beneficial interest	$125,862,578

Distributable earnings (loss)	(28,138,570)

$97,724,008

Net Assets:
Class A	$24,769,797

Class C	$5,622,083

Class R	$1,634,178

Class Y	$62,638,657

Class R5	$8,226

Class R6	$3,051,067

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,541,083

Class C	1,030,489

Class R	299,565

Class Y	11,473,768

Class R5	1,508

Class R6	559,361

Class A:
Net asset value per share	$5.45

Maximum offering price per share (Net asset value of $5.45 ÷ 95.75%)	$5.69

Class C:
Net asset value and offering price per share	$5.46

Class R:
Net asset value and offering price per share	$5.46

Class Y:
Net asset value and offering price per share	$5.46

Class R5:
Net asset value and offering price per share	$5.45

Class R6:
Net asset value and offering price per share	$5.45

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Emerging Markets Local Debt Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $98,318)	$3,365,202

Dividends from affiliated money market funds	2,657

Total investment income	3,367,859

Expenses:
Advisory fees	438,208

Administrative services fees	8,919

Custodian fees	37,275

Distribution fees:
Class A	39,266

Class C	32,983

Class R	4,408

Transfer agent fees – A, C, R and Y	104,752

Transfer agent fees – R5	1

Transfer agent fees – R6	432

Trustees’ and officers’ fees and benefits	8,872

Registration and filing fees	43,050

Reports to shareholders	(37,206)

Professional services fees	26,699

Other	16,265

Total expenses	723,924

Less: Fees waived	(1,522)

Net expenses	722,402

Net investment income	2,645,457

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $96,924)	(8,501,724)

Affiliated investment securities	(934)

Foreign currencies	(145,346)

Forward foreign currency contracts	(1,740,500)

Futures contracts	210,042

Option contracts written	196,027

Swap agreements	(2,767,787)

(12,750,222)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $115,147)	(2,302,342)

Affiliated investment securities	(7)

Foreign currencies	(121,646)

Forward foreign currency contracts	(204,741)

Futures contracts	(146,184)

Option contracts written	(28,250)

Swap agreements	1,673,997

(1,129,173)

Net realized and unrealized gain (loss)	(13,879,395)

Net increase (decrease) in net assets resulting from operations	$(11,233,938)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Emerging Markets Local Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$2,645,457	$6,985,788

Net realized gain (loss)	(12,750,222)	(5,383,132)

Change in net unrealized appreciation (depreciation)	(1,129,173)	(5,029,120)

Net increase (decrease) in net assets resulting from operations	(11,233,938)	(3,426,464)

Distributions to shareholders from distributable earnings:
Class A	(722,269)	(361,670)

Class C	(122,719)	(68,120)

Class R	(37,398)	(17,389)

Class Y	(1,979,105)	(971,109)

Class R5	(219)	(98)

Class R6	(93,303)	(50,888)

Total distributions from distributable earnings	(2,955,013)	(1,469,274)

Return of capital:
Class A	–	(1,144,032)

Class C	–	(215,475)

Class R	–	(55,004)

Class Y	–	(3,071,809)

Class R5	–	(312)

Class R6	–	(160,969)

Total return of capital	–	(4,647,601)

Total distributions	(2,955,013)	(6,116,875)

Share transactions–net:
Class A	(8,359,053)	2,610,087

Class C	(1,171,431)	(3,566,572)

Class R	(8,299)	(239,522)

Class Y	(21,019,884)	6,805,786

Class R6	(890,713)	526,466

Net increase (decrease) in net assets resulting from share transactions	(31,449,380)	6,136,245

Net increase (decrease) in net assets	(45,638,331)	(3,407,094)

Net assets:
Beginning of period	143,362,339	146,769,433

End of period	$97,724,008	$143,362,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Emerging Markets Local Debt Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income		Return of capital		Total distributions		Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$6.17	$0.12		$(0.71)	$(0.59)	$(0.13)		$–		$(0.13)		$5.45	(9.65	)%(e)	$24,770	1.24	%(e)(f)	1.24	%(e)(f)	4.03	%(e)(f)	75%
Year ended 10/31/21	6.53	0.29		(0.40)	(0.11)	(0.06)		(0.19)		(0.25)		6.17	(1.81)		36,826	1.23		1.35		4.38		107
Year ended 10/31/20	6.99	0.24		(0.45)	(0.21)	(0.07)		(0.18)		(0.25)		6.53	(3.01	)(e)	36,680	1.15	(e)	1.28	(e)	3.57	(e)	50
Five months ended 10/31/19	6.68	0.16		0.30	0.46	(0.09)		(0.06)		(0.15)		6.99	6.99		48,921	1.15	(f)	1.32	(f)	5.66	(f)	21
Year ended 05/31/19	7.02	0.39		(0.34)	0.05	(0.18)		(0.21)		(0.39)		6.68	0.85		44,188	1.16		1.27		5.82		67
Year ended 05/31/18	7.38	0.42		(0.36)	0.06	(0.40)		(0.02)		(0.42)		7.02	0.62		55,015	1.15		1.29		5.60		48
Year ended 05/31/17	7.17	0.44		0.45	0.89	–		(0.68)		(0.68)		7.38	13.03		44,710	1.24		1.44		6.03		87
Class C
Six months ended 04/30/22	6.17	0.10		(0.70)	(0.60)	(0.11)		–		(0.11)		5.46	(9.84)		5,622	2.00	(f)	2.00	(f)	3.27	(f)	75
Year ended 10/31/21	6.53	0.24		(0.40)	(0.16)	(0.05)		(0.15)		(0.20)		6.17	(2.62)		7,568	2.02		2.10		3.59		107
Year ended 10/31/20	6.99	0.18		(0.45)	(0.27)	(0.05)		(0.14)		(0.19)		6.53	(3.83)		11,457	2.00		2.04		2.72		50
Five months ended 10/31/19	6.68	0.14		0.30	0.44	(0.08)		(0.05)		(0.13)		6.99	6.61		15,332	2.00	(f)	2.08	(f)	4.81	(f)	21
Year ended 05/31/19	7.02	0.33		(0.34)	(0.01)	(0.15)		(0.18)		(0.33)		6.68	(0.14)		16,488	2.01		2.04		4.97		67
Year ended 05/31/18	7.38	0.36		(0.36)	–	(0.34)		(0.02)		(0.36)		7.02	(0.09)		19,932	2.00		2.05		4.75		48
Year ended 05/31/17	7.17	0.38		0.46	0.84	–		(0.63)		(0.63)		7.38	12.18		13,633	2.00		2.24		5.27		87
Class R
Six months ended 04/30/22	6.17	0.11		(0.69)	(0.58)	(0.13)		–		(0.13)		5.46	(9.60)		1,634	1.50	(f)	1.50	(f)	3.77	(f)	75
Year ended 10/31/21	6.53	0.27		(0.40)	(0.13)	(0.05)		(0.18)		(0.23)		6.17	(2.12)		1,854	1.53		1.60		4.08		107
Year ended 10/31/20	6.99	0.21		(0.45)	(0.24)	(0.06)		(0.16)		(0.22)		6.53	(3.35)		2,195	1.50		1.54		3.22		50
Five months ended 10/31/19	6.68	0.15		0.30	0.45	(0.09)		(0.05)		(0.14)		6.99	6.84		2,588	1.50	(f)	1.58	(f)	5.31	(f)	21
Year ended 05/31/19	7.02	0.36		(0.34)	0.02	(0.17)		(0.19)		(0.36)		6.68	0.50		2,603	1.51		1.54		5.47		67
Year ended 05/31/18	7.38	0.39		(0.36)	0.03	(0.37)		(0.02)		(0.39)		7.02	0.27		2,935	1.50		1.55		5.25		48
Year ended 05/31/17	7.17	0.42		0.45	0.87	–		(0.66)		(0.66)		7.38	12.74		2,023	1.50		1.73		5.77		87
Class Y
Six months ended 04/30/22	6.17	0.13		(0.70)	(0.57)	(0.14)		–		(0.14)		5.46	(9.37)		62,639	1.00	(f)	1.00	(f)	4.27	(f)	75
Year ended 10/31/21	6.54	0.31		(0.41)	(0.10)	(0.07)		(0.20)		(0.27)		6.17	(1.75)		92,706	1.01		1.10		4.60		107
Year ended 10/31/20	7.00	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.54	(2.80)		92,205	0.95		1.04		3.77		50
Five months ended 10/31/19	6.68	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		7.00	7.24		162,754	0.95	(f)	1.08	(f)	5.86	(f)	21
Year ended 05/31/19	7.03	0.40		(0.35)	0.05	(0.19)		(0.21)		(0.40)		6.68	0.91		143,684	0.96		1.03		6.02		67
Year ended 05/31/18	7.38	0.44		(0.35)	0.09	(0.41)		(0.03)		(0.44)		7.03	0.96		162,875	0.95		1.04		5.80		48
Year ended 05/31/17	7.17	0.46		0.45	0.91	–		(0.70)		(0.70)		7.38	13.35		50,516	0.95		1.22		6.33		87
Class R5
Six months ended 04/30/22	6.17	0.13		(0.70)	(0.57)	(0.15)		–		(0.15)		5.45	(9.47)		8	0.85	(f)	0.85	(f)	4.42	(f)	75
Year ended 10/31/21	6.53	0.31		(0.40)	(0.09)	(0.06)		(0.21)		(0.27)		6.17	(1.54)		9	0.94		0.99		4.67		107
Year ended 10/31/20	6.99	0.25		(0.45)	(0.20)	(0.07)		(0.19)		(0.26)		6.53	(2.74)		10	0.90		0.93		3.82		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.27		11	0.90	(f)	1.00	(f)	5.91	(f)	21
Period ended 05/31/19(g)	6.63	0.00	(h)	0.04	0.04	(0.00	)(h)	(0.00	)(h)	(0.00	)(h)	6.67	0.64		10	0.85	(f)	0.85	(f)	6.13	(f)	67
Class R6
Six months ended 04/30/22	6.17	0.13		(0.70)	(0.57)	(0.15)		–		(0.15)		5.45	(9.47)		3,051	0.85	(f)	0.85	(f)	4.42	(f)	75
Year ended 10/31/21	6.53	0.31		(0.40)	(0.09)	(0.06)		(0.21)		(0.27)		6.17	(1.50)		4,399	0.91		0.99		4.70		107
Year ended 10/31/20	6.99	0.26		(0.45)	(0.19)	(0.07)		(0.20)		(0.27)		6.53	(2.72)		4,222	0.85		0.93		3.87		50
Five months ended 10/31/19	6.67	0.17		0.31	0.48	(0.10)		(0.06)		(0.16)		6.99	7.29		22,887	0.85	(f)	0.95	(f)	5.96	(f)	21
Year ended 05/31/19	7.02	0.41		(0.35)	0.06	(0.19)		(0.22)		(0.41)		6.67	1.01		8,604	0.86		0.91		6.12		67
Year ended 05/31/18	7.37	0.44		(0.35)	0.09	(0.41)		(0.03)		(0.44)		7.02	1.05		7,601	0.85		0.87		5.90		48
Year ended 05/31/17	7.16	0.46		0.46	0.92	—		(0.71)		(0.71)		7.37	13.47		8,089	0.85		1.03		6.42		87

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the five months ended October 31, 2019 and the years ended May 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2022 and for the year ended October 31, 2020.

(f)	Annualized.
(g)	For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.
(h)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Emerging Markets Local Debt Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Local Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

17	Invesco Emerging Markets Local Debt Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

18	Invesco Emerging Markets Local Debt Fund

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Call Options Purchased and Written - The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty

19	Invesco Emerging Markets Local Debt Fund

becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

LIBOR Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

O.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Q.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

R.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $500 million	0.700%

Next $500 million	0.650%

Next $4 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

20	Invesco Emerging Markets Local Debt Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25%, and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $1,522.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $1,508 in front-end sales commissions from the sale of Class A shares and $0 and $67 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$-	$72,796,022	$0	$72,796,022

U.S. Dollar Denominated Bonds & Notes	-	1,237,959	-	1,237,959

Money Market Funds	17,995,021	-	-	17,995,021

Options Purchased	-	321,085	-	321,085

Total Investments in Securities	17,995,021	74,355,066	0	92,350,087

21	Invesco Emerging Markets Local Debt Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Forward Foreign Currency Contracts	$-	$3,197,079	$-	$3,197,079

Swap Agreements	-	1,807,078	-	1,807,078

	-	5,004,157	-	5,004,157

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(3,610,524)	-	(3,610,524)

Options Written	-	(495,353)	-	(495,353)

Swap Agreements	-	(582,630)	-	(582,630)

	-	(4,688,507)	-	(4,688,507)

Total Other Investments	-	315,650	-	315,650

Total Investments	$17,995,021	$74,670,716	$0	$92,665,737

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on swap agreements – Centrally Cleared(a)	$-	$1,694,063	$1,694,063

Unrealized appreciation on forward foreign currency contracts outstanding	3,197,079	-	3,197,079

Unrealized appreciation on swap agreements – OTC	-	113,015	113,015

Options purchased, at value – OTC(b)	321,085	-	321,085

Total Derivative Assets	3,518,164	1,807,078	5,325,242

Derivatives not subject to master netting agreements	-	(1,694,063)	(1,694,063)

Total Derivative Assets subject to master netting agreements	$3,518,164	$113,015	$3,631,179

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$-	$(582,630)	$(582,630)

Unrealized depreciation on forward foreign currency contracts outstanding	(3,610,524)	-	(3,610,524)

Options written, at value – OTC	(495,353)	-	(495,353)

Total Derivative Liabilities	(4,105,877)	(582,630)	(4,688,507)

Derivatives not subject to master netting agreements	-	582,630	582,630

Total Derivative Liabilities subject to master netting agreements	$(4,105,877)	$-	$(4,105,877)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

22                     Invesco Emerging Markets Local Debt Fund

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of America, N.A.	$242,279	$-	$-	$242,279	$(211,267)	$-	$-	$(211,267)	$31,012	$-	$-	$31,012
Barclays Bank PLC	31,825	-	-	31,825	(6,155)	-	-	(6,155)	25,670	-	-	25,670
Goldman Sachs International	659,855	-	-	659,855	(383,179)	-	-	(383,179)	276,676	-	-	276,676
HSBC Bank USA, N.A.	-	-	-	-	(237,089)	-	-	(237,089)	(237,089)	-	237,089	-
J.P. Morgan Chase Bank, N.A.	1,158,696	86,068	-	1,244,764	(1,581,727)	(143,507)	-	(1,725,234)	(480,470)	-	480,470	-
Merrill Lynch International	-	128,099	-	128,099	-	(242,861)	-	(242,861)	(114,762)	-	114,762	-
Morgan Stanley and Co. International PLC	840,562	80,381	-	920,943	(918,292)	(108,985)	-	(1,027,277)	(106,334)	-	106,334	-
Standard Chartered Bank PLC	263,862	26,537	113,015	403,414	(272,815)	-	(13,886)	(286,701)	116,713	-	(116,713)	-
Total	$3,197,079	$321,085	$113,015	$3,631,179	$(3,610,524)	$(495,353)	$(13,886)	$(4,119,763)	$(488,584)	$-	$821,942	$333,358

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(1,740,500)	$-	$(1,740,500)

Futures contracts	-	210,042	210,042

Options purchased	309,591	-	309,591

Options written	196,027	-	196,027

Swap agreements	-	(2,767,787)	(2,767,787)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(204,741)	-	(204,741)

Futures contracts	-	(146,184)	(146,184)

Options purchased(a)	242,614	-	242,614

Options written	(28,250)	-	(28,250)

Swap agreements	-	1,673,997	1,673,997

Total	$(1,225,259)	$(1,029,932)	$(2,255,191)

(a)	Options purchased are included in the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Foreign Currency Options Purchased	Foreign Currency Options Written	Swap Agreements

Average notional value	$248,170,618	$5,105,893	$39,109,731	$60,550,696	$130,553,476

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

23	Invesco Emerging Markets Local Debt Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,957,452	$2,531,609	$4,489,061

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $82,122,212 and $122,729,949, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,765,049

Aggregate unrealized (depreciation) of investments	(16,197,108)

Net unrealized appreciation (depreciation) of investments	$(10,432,059)

Cost of investments for tax purposes is $103,097,841.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Class A	308,040	$1,848,348	1,783,731	$12,076,112

Class C	69,982	417,806	152,961	1,031,334

Class R	23,523	139,019	55,562	372,110

Class Y	4,620,018	27,713,493	7,673,682	51,393,420

Class R6	183,380	1,100,425	420,643	2,835,417

Issued as reinvestment of dividends:
Class A	79,552	468,364	157,004	1,035,690

Class C	15,947	93,898	31,849	210,341

Class R	6,233	36,688	10,726	70,771

Class Y	220,732	1,299,832	370,079	2,437,961

Class R6	12,513	73,798	26,376	173,769

Automatic conversion of Class C shares to Class A shares:
Class A	49,873	294,095	315,777	2,184,475

Class C	(49,861)	(294,095)	(315,777)	(2,184,475)

Reacquired:
Class A	(1,864,133)	(10,969,860)	(1,904,261)	(12,686,190)

Class C	(232,134)	(1,389,040)	(395,830)	(2,623,772)

Class R	(30,650)	(184,006)	(101,868)	(682,403)

Class Y	(8,380,483)	(50,033,209)	(7,136,449)	(47,025,595)

Class R6	(349,342)	(2,064,936)	(380,547)	(2,482,720)

Net increase (decrease) in share activity	(5,316,810)	$(31,449,380)	763,658	$6,136,245

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Emerging Markets Local Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$903.50	$5.85	$1,018.65	$6.21	1.24%
Class C	1,000.00	901.60	9.43	1,014.88	9.99	2.00
Class R	1,000.00	904.00	7.08	1,017.36	7.50	1.50
Class Y	1,000.00	906.30	4.73	1,019.84	5.01	1.00
Class R5	1,000.00	907.00	4.02	1,020.58	4.26	0.85
Class R6	1,000.00	905.30	4.02	1,020.58	4.26	0.85

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25	Invesco Emerging Markets Local Debt Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

◾ Fund reports and prospectuses

◾ Quarterly statements

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-EMLD-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Emerging Markets Select Equity Fund

Nasdaq:

A: IEMAX ∎ C: IEMCX ∎ R: IEMRX ∎ Y: IEMYX ∎ R5: IEMIX ∎ R6: EMEFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-24.41%
Class C Shares	-24.68
Class R Shares	-24.51
Class Y Shares	-24.28
Class R5 Shares	-24.28
Class R6 Shares	-24.39
MSCI EAFE Index▼ (Broad Market Index)	-11.80
MSCI Emerging Markets Index▼ (Style-Specific Index)	-14.15
Lipper Emerging Market Funds Index∎ (Peer Group Index)	-18.43

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Emerging Markets Select Equity Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (5/31/11)	-2.25%
10 Years	-0.60
5 Years	-0.76
1 Year	-43.41
Class C Shares
Inception (5/31/11)	-2.28%
10 Years	-0.64
5 Years	-0.41
1 Year	-41.21
Class R Shares
Inception (5/31/11)	-2.00%
10 Years	-0.29
5 Years	0.12
1 Year	-40.27
Class Y Shares
Inception (5/31/11)	-1.51%
10 Years	0.21
5 Years	0.59
1 Year	-40.01
Class R5 Shares
Inception (5/31/11)	-1.51%
10 Years	0.21
5 Years	0.60
1 Year	-40.01
Class R6 Shares
10 Years	0.19%
5 Years	0.57
1 Year	-40.04

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Emerging Markets Select Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Emerging Markets Select Equity Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.18%
Brazil–7.28%
Afya Ltd., Class A(a)	48,500	$732,835

Arcos Dorados Holdings, Inc., Class A	172,000	1,247,000

Grupo SBF S.A.(a)	105,001	512,480

Magazine Luiza S.A.	300,000	296,119

MercadoLibre, Inc.(a)	1,000	973,630

		3,762,064

China–50.75%
Alibaba Group Holding Ltd., ADR(a)	11,500	1,116,535

Beijing Airdoc Technology Co. Ltd.(a)(b)	117,600	252,326

China Isotope & Radiation Corp.	1,270,000	3,127,319

China National Building Material Co. Ltd., H Shares	3,286,000	4,355,283

East Money Information Co. Ltd., A Shares	446,400	1,516,597

Gree Electric Appliances, Inc. of Zhuhai, A Shares	663,003	3,120,287

Helens International Holdings Co. Ltd.(a)	318,000	440,691

KE Holdings, Inc., ADR(a)	120,000	1,701,600

Kweichow Moutai Co. Ltd., A Shares	8,300	2,284,851

Medlive Technology Co. Ltd.(a)(b)	221,000	258,160

MicroPort CardioFlow Medtech Corp.(a)(b)	632,000	219,151

Ping An Insurance (Group) Co. of China Ltd., H Shares	345,000	2,218,663

Tencent Holdings Ltd.	48,800	2,288,983

Vipshop Holdings Ltd., ADR(a)	162,000	1,240,920

Virscend Education Co. Ltd.(b)(c)	18,400,000	701,109

Yum China Holdings, Inc.	21,700	907,060

Yum China Holdings, Inc.	12,000	492,621

		26,242,156

India–8.65%
Computer Age Management Services Ltd.	30,000	961,481

FSN E-Commerce Ventures Ltd.(a)	49,761	1,084,644

Housing Development Finance Corp. Ltd.	60,000	1,727,502

Zomato Ltd.(a)	765,000	701,463

		4,475,090

Indonesia–4.68%
PT Avia Avian Tbk(a)	17,840,000	1,009,120

PT Bank Rakyat Indonesia (Persero) Tbk	3,180,000	1,056,990

PT Bukalapak.com Tbk(a)	13,560,000	352,996

		2,419,106

Malaysia–1.47%
CTOS Digital Bhd.	2,200,000	758,064

Mexico–2.87%
Grupo Aeroportuario del Sureste S.A.B.de C.V., Class B	68,000	1,484,094

Poland–2.66%
CD Projekt S.A.	15,500	418,947

	Shares	Value

Poland–(continued)
InPost S.A.(a)	156,000	$953,867

		1,372,814

Russia–0.00%
Sberbank of Russia PJSC, ADR(c)(d)	102,211	0

Sberbank of Russia PJSC, ADR(c)(d)	30,789	0

Yandex N.V., Class A(a)(c)	26,000	0

		0

South Korea–5.76%
Coupang, Inc.(a)	15,000	193,050

NAVER Corp.	3,400	769,088

Samsung Electronics Co. Ltd., Preference Shares	43,200	2,017,376

		2,979,514

Taiwan–9.48%
King Slide Works Co. Ltd.	70,000	935,440

Sea Ltd., ADR(a)(e)	4,500	372,420

Taiwan Semiconductor Manufacturing Co. Ltd.	197,000	3,593,280

		4,901,140

Thailand–4.58%
Thai Beverage PCL	3,824,000	1,884,813

VGI PCL, NVDR	3,375,000	485,554

VGI PCL, Wts., expiring 12/31/2027(c)	829,500	0

		2,370,367

Total Common Stocks & Other Equity Interests (Cost $61,535,059)		50,764,409

Money Market Funds–1.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(f)(g)	335,480	335,480

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(f)(g)	239,650	239,602

Invesco Treasury Portfolio, Institutional Class, 0.23%(f)(g)	383,405	383,405

Total Money Market Funds (Cost $958,487)		958,487

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.03% (Cost $62,493,546)		51,722,896

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.70%
Invesco Private Government Fund, 0.40%(f)(g)(h)	107,859	107,859

Invesco Private Prime Fund, 0.35%(f)(g)(h)	251,671	251,671

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $359,527)		359,530

TOTAL INVESTMENTS IN SECURITIES–100.73% (Cost $62,853,073)		52,082,426

OTHER ASSETS LESS LIABILITIES–(0.73)%		(377,691)

NET ASSETS–100.00%		$51,704,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Emerging Markets Select Equity Fund

Investment Abbreviations:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Wts. – Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,430,746, which represented 2.77% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	All or a portion of this security was out on loan at April 30, 2022.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,026,877	$3,777,190	$(5,468,587)	$-	$-	$335,480	$57
Invesco Liquid Assets Portfolio, Institutional Class	1,411,912	2,697,993	(3,870,222)	38	(119)	239,602	102
Invesco Treasury Portfolio, Institutional Class	2,316,431	4,316,789	(6,249,815)	-	-	383,405	114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,347,081	(1,239,222)	-	-	107,859	94*
Invesco Private Prime Fund	-	2,967,165	(2,715,615)	3	118	251,671	209*
Total	$5,755,220	$15,106,218	$(19,543,461)	$41	$(1)	$1,318,017	$576

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Consumer Discretionary	27.30%

Information Technology	14.52

Financials	12.61

Materials	10.38

Communication Services	8.38

Consumer Staples	8.06

Health Care	7.46

Industrials	6.18

Real Estate	3.29

Money Market Funds Plus Other Assets Less Liabilities	1.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Emerging Markets Select Equity Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $61,535,059)*	$50,764,409

Investments in affiliated money market funds, at value (Cost $1,318,014)	1,318,017

Foreign currencies, at value (Cost $112,728)	113,836

Receivable for:
Investments sold	59,123

Fund shares sold	61,384

Dividends	11,253

Investment for trustee deferred compensation and retirement plans	24,088

Other assets	66,934

Total assets	52,419,044

Liabilities:
Payable for:
Investments purchased	133,151

Fund shares reacquired	110,203

Accrued foreign taxes	2,035

Collateral upon return of securities loaned	359,527

Accrued fees to affiliates	41,257

Accrued other operating expenses	42,698

Trustee deferred compensation and retirement plans	25,438

Total liabilities	714,309

Net assets applicable to shares outstanding	$51,704,735

Net assets consist of:
Shares of beneficial interest	$68,870,056

Distributable earnings (loss)	(17,165,321)

$51,704,735

Net Assets:
Class A	$27,764,640

Class C	$3,692,418

Class R	$3,441,206

Class Y	$14,001,063

Class R5	$1,682,898

Class R6	$1,122,510

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,939,255

Class C	547,663

Class R	494,438

Class Y	1,977,974

Class R5	237,713

Class R6	158,681

Class A:
Net asset value per share	$7.05

Maximum offering price per share (Net asset value of $7.05 ÷ 94.50%)	$7.46

Class C:
Net asset value and offering price per share	$6.74

Class R:
Net asset value and offering price per share	$6.96

Class Y:
Net asset value and offering price per share	$7.08

Class R5:
Net asset value and offering price per share	$7.08

Class R6:
Net asset value and offering price per share	$7.07

*	At April 30, 2022, securities with an aggregate value of $343,868 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Emerging Markets Select Equity Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $42,546)	$323,093

Dividends from affiliated money market funds (includes securities lending income of $185)	458

Non-cash dividend income	119,828

Total investment income	443,379

Expenses:

Advisory fees	313,885

Administrative services fees	5,058

Custodian fees	12,379

Distribution fees:
Class A	43,236

Class C	23,216

Class R	9,683

Transfer agent fees – A, C, R and Y	71,107

Transfer agent fees – R5	293

Transfer agent fees – R6	200

Trustees’ and officers’ fees and benefits	8,683

Registration and filing fees	41,095

Reports to shareholders	6,393

Professional services fees	24,656

Other	2,770

Total expenses	562,654

Less: Fees waived and/or expenses reimbursed	(124,158)

Net expenses	438,496

Net investment income	4,883

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $17,420)	(5,373,922)

Affiliated investment securities	(1)

Foreign currencies	(79,214)

(5,453,137)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $129,744)	(12,782,675)

Affiliated investment securities	41

Foreign currencies	4,058

(12,778,576)

Net realized and unrealized gain (loss)	(18,231,713)

Net increase (decrease) in net assets resulting from operations	$(18,226,830)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Emerging Markets Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$4,883	$917,718

Net realized gain (loss)	(5,453,137)	5,548,469

Change in net unrealized appreciation (depreciation)	(12,778,576)	(15,956,937)

Net increase (decrease) in net assets resulting from operations	(18,226,830)	(9,490,750)

Distributions to shareholders from distributable earnings:
Class A	(1,347,566)	(232,728)

Class C	(149,032)	(30,624)

Class R	(137,567)	(18,143)

Class Y	(818,543)	(196,967)

Class R5	(80,790)	(14,105)

Class R6	(57,289)	(7,257)

Total distributions from distributable earnings	(2,590,787)	(499,824)

Share transactions–net:
Class A	(1,919,082)	6,168,552

Class C	(485,321)	(684,996)

Class R	360,490	1,340,633

Class Y	(10,059,233)	(984,967)

Class R5	80,442	(1,742)

Class R6	44,096	546,920

Net increase (decrease) in net assets resulting from share transactions	(11,978,608)	6,384,400

Net increase (decrease) in net assets	(32,796,225)	(3,606,174)

Net assets:
Beginning of period	84,500,960	88,107,134

End of period	$51,704,735	$84,500,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Emerging Markets Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$9.68	$(0.00)		$(2.30)	$(2.30)	$(0.07)	$(0.26)	$(0.33)	$7.05	(24.41)%	$27,765	1.33	%(d)	1.71	%(d)	(0.01	)%(d)	31%
Year ended 10/31/21	10.58	0.10		(0.94)	(0.84)	(0.06)	–	(0.06)	9.68	(8.07)	40,389	1.33		1.67		0.84		47
Year ended 10/31/20	9.10	0.04		1.67	1.71	(0.23)	–	(0.23)	10.58	19.11	39,446	1.33		1.72		0.45		42
Year ended 10/31/19	7.67	0.23	(e)	1.60	1.83	(0.03)	(0.37)	(0.40)	9.10	25.14	34,665	1.33		1.89		2.81	(e)	45
Year ended 10/31/18	9.30	0.07		(1.69)	(1.62)	(0.01)	–	(0.01)	7.67	(17.45)	27,580	1.33		2.03		0.73		104
Year ended 10/31/17	7.13	0.03		2.15	2.18	(0.01)	–	(0.01)	9.30	30.57	24,297	1.36		2.45		0.30		57
Class C
Six months ended 04/30/22	9.23	(0.03)		(2.20)	(2.23)	–	(0.26)	(0.26)	6.74	(24.68)	3,692	2.08	(d)	2.46	(d)	(0.76	)(d)	31
Year ended 10/31/21	10.16	0.01		(0.90)	(0.89)	(0.04)	–	(0.04)	9.23	(8.81)	5,605	2.08		2.42		0.09		47
Year ended 10/31/20	8.74	(0.03)		1.60	1.57	(0.15)	–	(0.15)	10.16	18.17	6,882	2.08		2.47		(0.30)		42
Year ended 10/31/19	7.41	0.16	(e)	1.54	1.70	–	(0.37)	(0.37)	8.74	24.09	6,550	2.08		2.64		2.06	(e)	45
Year ended 10/31/18	9.04	(0.00)		(1.63)	(1.63)	–	–	–	7.41	(18.03)	7,296	2.08		2.78		(0.02)		104
Year ended 10/31/17	6.97	(0.03)		2.10	2.07	–	–	–	9.04	29.70	6,793	2.11		3.20		(0.45)		57
Class R
Six months ended 04/30/22	9.55	(0.01)		(2.27)	(2.28)	(0.05)	(0.26)	(0.31)	6.96	(24.51)	3,441	1.58	(d)	1.96	(d)	(0.26	)(d)	31
Year ended 10/31/21	10.46	0.07		(0.93)	(0.86)	(0.05)	–	(0.05)	9.55	(8.30)	4,292	1.58		1.92		0.59		47
Year ended 10/31/20	8.99	0.02		1.65	1.67	(0.20)	–	(0.20)	10.46	18.90	3,514	1.58		1.97		0.20		42
Year ended 10/31/19	7.59	0.21	(e)	1.57	1.78	(0.01)	(0.37)	(0.38)	8.99	24.62	2,795	1.58		2.14		2.56	(e)	45
Year ended 10/31/18	9.21	0.05		(1.67)	(1.62)	–	–	–	7.59	(17.59)	2,077	1.58		2.28		0.48		104
Year ended 10/31/17	7.07	0.00		2.14	2.14	–	–	–	9.21	30.27	2,190	1.61		2.70		0.05		57
Class Y
Six months ended 04/30/22	9.73	0.01		(2.31)	(2.30)	(0.09)	(0.26)	(0.35)	7.08	(24.28)	14,001	1.08	(d)	1.46	(d)	0.24	(d)	31
Year ended 10/31/21	10.62	0.13		(0.96)	(0.83)	(0.06)	–	(0.06)	9.73	(7.91)	30,487	1.08		1.42		1.09		47
Year ended 10/31/20	9.13	0.07		1.67	1.74	(0.25)	–	(0.25)	10.62	19.48	34,678	1.08		1.47		0.70		42
Year ended 10/31/19	7.71	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	23,550	1.08		1.64		3.06	(e)	45
Year ended 10/31/18	9.33	0.09		(1.69)	(1.60)	(0.02)	–	(0.02)	7.71	(17.17)	16,697	1.08		1.78		0.98		104
Year ended 10/31/17	7.15	0.04		2.16	2.20	(0.02)	–	(0.02)	9.33	30.94	7,111	1.11		2.20		0.55		57
Class R5
Six months ended 04/30/22	9.73	0.01		(2.31)	(2.30)	(0.09)	(0.26)	(0.35)	7.08	(24.28)	1,683	1.08	(d)	1.27	(d)	0.24	(d)	31
Year ended 10/31/21	10.62	0.13		(0.96)	(0.83)	(0.06)	–	(0.06)	9.73	(7.91)	2,224	1.08		1.25		1.09		47
Year ended 10/31/20	9.13	0.07		1.67	1.74	(0.25)	–	(0.25)	10.62	19.48	2,428	1.08		1.26		0.70		42
Year ended 10/31/19	7.71	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.13	25.27	2,033	1.08		1.39		3.06	(e)	45
Year ended 10/31/18	9.33	0.09		(1.69)	(1.60)	(0.02)	–	(0.02)	7.71	(17.16)	1,623	1.08		1.55		0.98		104
Year ended 10/31/17	7.15	0.04		2.16	2.20	(0.02)	–	(0.02)	9.33	30.94	1,960	1.10		1.91		0.56		57
Class R6
Six months ended 04/30/22	9.73	0.01		(2.32)	(2.31)	(0.09)	(0.26)	(0.35)	7.07	(24.39)	1,123	1.08	(d)	1.27	(d)	0.24	(d)	31
Year ended 10/31/21	10.61	0.13		(0.95)	(0.82)	(0.06)	–	(0.06)	9.73	(7.82)	1,505	1.08		1.25		1.09		47
Year ended 10/31/20	9.12	0.07		1.67	1.74	(0.25)	–	(0.25)	10.61	19.50	1,161	1.08		1.26		0.70		42
Year ended 10/31/19	7.70	0.26	(e)	1.59	1.85	(0.06)	(0.37)	(0.43)	9.12	25.31	629	1.08		1.39		3.06	(e)	45
Year ended 10/31/18	9.32	0.09		(1.69)	(1.60)	(0.02)	–	(0.02)	7.70	(17.18)	227	1.08		1.55		0.98		104
Year ended 10/31/17	7.15	0.04		2.15	2.19	(0.02)	–	(0.02)	9.32	30.80	12	1.10		1.91		0.56		57

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.07 and 0.95%, $0.00 and 0.20%, $0.05 and 0.70%, $0.10 and 1.20%, $0.10 and 1.20% and $0.10 and 1.20% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Emerging Markets Select Equity Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Emerging Markets Select Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Emerging Markets Select Equity Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

12	Invesco Emerging Markets Select Equity Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $52,559 and reimbursed class level expenses of $38,547, $5,174, $4,317, $23,068, $293 and $200 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

13	Invesco Emerging Markets Select Equity Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $4,365 in front-end sales commissions from the sale of Class A shares and $1,159 and $160 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $174 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$3,762,064	$–	$–	$3,762,064
China	4,966,115	20,574,932	701,109	26,242,156
India	–	4,475,090	–	4,475,090
Indonesia	–	2,419,106	–	2,419,106
Malaysia	–	758,064	–	758,064
Mexico	1,484,094	–	–	1,484,094
Poland	–	1,372,814	–	1,372,814
Russia	–	–	0	0
South Korea	193,050	2,786,464	–	2,979,514
Taiwan	372,420	4,528,720	–	4,901,140
Thailand	–	2,370,367	0	2,370,367
Money Market Funds	958,487	359,530	–	1,318,017
Total Investments	$11,736,230	$39,645,087	$701,109	$52,082,426

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended April 30, 2022:

	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 04/30/22
Common Stocks & Other Equity Interests	$–	$319,876	$(1,564,745)	$–	$236,583	$(5,505,265)	$7,214,660	$–	$701,109

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

14	Invesco Emerging Markets Select Equity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 04/30/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Virscend Education Co. Ltd.	$701,109	Discount percentage applied to the last traded price	Discount percentage	N/A	35%(a)

(a)

The Fund fair values certain common equity securities that have halted from trading by applying a discount percentage to the last traded price. The Adviser monitors the security daily for company news, additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $20,413,512 and $29,536,240, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$7,789,888

Aggregate unrealized (depreciation) of investments	(19,453,687)

Net unrealized appreciation (depreciation) of investments	$(11,663,799)

Cost of investments for tax purposes is $63,746,225.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	267,630	$2,218,094	1,596,968	$19,214,515

Class C	57,079	459,250	194,700	2,223,840

Class R	89,982	718,797	211,427	2,434,522

Class Y	558,690	4,712,983	1,822,655	21,297,060

Class R5	-	-	817	9,738

Class R6	29,250	246,465	75,337	896,201

15	Invesco Emerging Markets Select Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	144,164	$1,251,341	17,922	$215,778

Class C	16,832	140,207	2,462	28,493

Class R	15,857	136,054	1,517	18,069

Class Y	76,547	666,721	15,856	191,539

Class R5	9,235	80,442	1,156	13,965

Class R6	6,385	55,620	595	7,179

Automatic conversion of Class C shares to Class A shares:
Class A	20,881	166,947	101,965	1,203,141

Class C	(21,817)	(166,947)	(106,303)	(1,203,141)

Reacquired:
Class A	(666,973)	(5,555,464)	(1,271,382)	(14,464,882)

Class C	(111,375)	(917,831)	(161,042)	(1,734,188)

Class R	(60,841)	(494,361)	(99,313)	(1,111,958)

Class Y	(1,789,614)	(15,438,937)	(1,971,810)	(22,473,566)

Class R5	-	-	(2,109)	(25,445)

Class R6	(31,716)	(257,989)	(30,570)	(356,460)

Net increase (decrease) in share activity	(1,389,804)	$(11,978,608)	400,848	$6,384,400

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Emerging Markets Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$755.90	$5.79	$1,018.20	$6.66	1.33%
Class C	1,000.00	753.20	9.04	1,014.48	10.39	2.08
Class R	1,000.00	754.90	6.87	1,016.96	7.90	1.58
Class Y	1,000.00	757.20	4.71	1,019.44	5.41	1.08
Class R5	1,000.00	757.20	4.71	1,019.44	5.41	1.08
Class R6	1,000.00	756.10	4.70	1,019.44	5.41	1.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Emerging Markets Select Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	EME-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Fundamental Alternatives Fund

Nasdaq:

A: QVOPX ∎ C: QOPCX ∎ R: QOPNX ∎ Y: QOPYX ∎ R5: FDATX ∎ R6: QOPIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

20	Consolidated Financial Statements

23	Consolidated Financial Highlights

24	Notes to Consolidated Financial Statements

34	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.15%

Class C Shares	-4.51

Class R Shares	-4.30

Class Y Shares	-4.02

Class R5 Shares	-3.98

Class R6 Shares	-3.97

HFRX Global Hedge Fund Index▼	-3.05

Source(s): ▼Bloomberg LP

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Fundamental Alternatives Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (1/3/89)	6.84%
10 Years	1.69
5 Years	-0.48
1 Year	-9.09

Class C Shares
Inception (9/1/93)	5.24%
10 Years	1.64
5 Years	-0.12
1 Year	-5.44

Class R Shares
Inception (3/1/01)	1.97%
10 Years	1.99
5 Years	0.38
1 Year	-4.04

Class Y Shares
Inception (12/16/96)	4.00%
10 Years	2.51
5 Years	0.89
1 Year	-3.57

Class R5 Shares
10 Years	2.39%
5 Years	0.89
1 Year	-3.45

Class R6 Shares
Inception (2/28/13)	2.54%
5 Years	1.07
1 Year	-3.46

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Fundamental Alternatives Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Fundamental Alternatives Fund. Note: The Fund was subsequently renamed the Invesco Fundamental Alternatives Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Fundamental Alternatives Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Fundamental Alternatives Fund

Consolidated Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–34.06%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The)	9,935	$324,080

Omnicom Group, Inc.	3,473	264,399

Pacific Drilling S.A.	1,362	511

		588,990

Aerospace & Defense–0.10%
Raytheon Technologies Corp.	4,355	413,333

Agricultural & Farm Machinery–0.06%
Deere & Co.	638	240,877

Agricultural Products–0.06%
Archer-Daniels-Midland Co.	3,066	274,591

Air Freight & Logistics–0.33%
C.H. Robinson Worldwide, Inc.	2,895	307,305

Expeditors International of Washington, Inc.(b)	5,846	579,163

United Parcel Service, Inc., Class B	3,141	565,317

		1,451,785

Airlines–0.04%
Southwest Airlines Co.(c)	3,511	164,034

Alternative Carriers–0.09%
Liberty Global PLC, Class C (United Kingdom)(c)	10,201	241,764

Lumen Technologies, Inc.	13,747	138,295

		380,059

Application Software–0.65%
Adobe, Inc.(c)	2,513	995,022

Black Knight, Inc.(c)	4,810	316,450

Blackbaud, Inc.(c)	2,986	173,218

Cadence Design Systems, Inc.(c)	761	114,797

Dropbox, Inc., Class A(c)	5,692	123,801

Fusion Connect, Inc.(d)	1	0

Fusion Connect, Inc., Wts., expiring 01/14/2040(d)	6,073	61

Intuit, Inc.	1,080	452,250

salesforce.com, inc.(c)	2,271	399,560

Synopsys, Inc.(c)	512	146,836

Tyler Technologies, Inc.(c)	258	101,835

		2,823,830

Asset Management & Custody Banks–0.10%
Ameriprise Financial, Inc.	871	231,242

Blackstone, Inc., Class A	1,983	201,413

		432,655

Auto Parts & Equipment–0.02%
Gentex Corp.	3,573	104,868

Automobile Manufacturers–0.52%
Ford Motor Co.	21,326	301,976

General Motors Co.(c)	6,283	238,189

	Shares	Value

Automobile Manufacturers–(continued)
Tesla, Inc.(c)	1,962	$1,708,431

		2,248,596

Automotive Retail–0.19%
AutoNation, Inc.(c)	1,929	223,590

AutoZone, Inc.(c)	186	363,717

O’Reilly Automotive, Inc.(c)	381	231,096

		818,403

Biotechnology–1.75%
AbbVie, Inc.	6,958	1,021,991

Amgen, Inc.(b)	4,338	1,011,578

Biogen, Inc.(c)	2,562	531,461

BioMarin Pharmaceutical, Inc.(c)	7,349	597,841

Gilead Sciences, Inc.	19,985	1,185,910

Incyte Corp.(c)	2,457	184,177

Ionis Pharmaceuticals, Inc.(c)	6,569	241,477

Moderna, Inc.(c)	976	131,184

Regeneron Pharmaceuticals, Inc.(c)	1,630	1,074,349

Seagen, Inc.(c)	694	90,921

United Therapeutics Corp.(c)	3,657	649,337

Vertex Pharmaceuticals, Inc.(c)	3,117	851,627

		7,571,853

Broadcasting–0.04%
Fox Corp., Class A	5,163	185,042

Building Products–0.35%
A.O. Smith Corp.	2,428	141,868

Builders FirstSource, Inc.(c)	3,637	223,930

Carrier Global Corp.	2,500	95,675

Johnson Controls International PLC	5,661	338,924

Lennox International, Inc.	610	130,046

Masco Corp.	3,172	167,133

Owens Corning	2,364	214,958

Trane Technologies PLC	1,337	187,033

		1,499,567

Cable & Satellite–0.40%
Charter Communications, Inc., Class A(c)	1,113	476,910

Comcast Corp., Class A	24,016	954,876

Liberty Broadband Corp., Class C(c)	1,066	119,200

Sirius XM Holdings, Inc.	27,658	165,948

		1,716,934

Casinos & Gaming–0.02%
Boyd Gaming Corp.	1,471	89,113

Commodity Chemicals–0.16%
Dow, Inc.	7,841	521,427

Olin Corp.	3,125	179,375

		700,802

Communications Equipment–0.40%
Cisco Systems, Inc.	26,490	1,297,480

Motorola Solutions, Inc.	878	187,620

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Fundamental Alternatives Fund

	Shares	Value

Communications Equipment–(continued)
Ubiquiti, Inc.	902	$254,590

		1,739,690

Construction & Engineering–0.10%
EMCOR Group, Inc.	3,065	326,361

Quanta Services, Inc.	1,011	117,256

		443,617

Construction Machinery & Heavy Trucks–0.12%
Caterpillar, Inc.	1,165	245,279

Terex Corp.	3,423	116,382

Wabtec Corp.	1,822	163,816

		525,477

Consumer Finance–0.33%
Ally Financial, Inc.	10,700	427,572

Capital One Financial Corp.	3,082	384,079

Discover Financial Services	2,240	251,910

SLM Corp.	8,413	140,750

Synchrony Financial	6,283	231,277

		1,435,588

Copper–0.05%
Freeport-McMoRan, Inc.	3,608	146,304

Southern Copper Corp. (Peru)	1,469	91,475

		237,779

Data Processing & Outsourced Services–1.46%
Automatic Data Processing, Inc.	5,374	1,172,499

Bread Financial Holdings, Inc.	1,724	94,475

Broadridge Financial Solutions, Inc.	2,110	304,114

Fiserv, Inc.(c)	1,867	182,817

Jack Henry & Associates, Inc.(b)	3,124	592,248

Mastercard, Inc., Class A	1,632	593,036

Maximus, Inc.	2,986	217,620

Paychex, Inc.	9,986	1,265,526

PayPal Holdings, Inc.(c)	2,139	188,082

SS&C Technologies Holdings, Inc.	4,048	261,744

Visa, Inc., Class A(b)	5,894	1,256,188

Western Union Co. (The)	11,459	192,053

		6,320,402

Distillers & Vintners–0.06%
Constellation Brands, Inc., Class A	975	239,938

Distributors–0.11%
Genuine Parts Co.	1,742	226,547

LKQ Corp.	5,002	248,249

		474,796

Diversified Banks–0.44%
Bank of America Corp.	15,976	570,023

Citigroup, Inc.	6,889	332,119

JPMorgan Chase & Co.	980	116,973

U.S. Bancorp	6,159	299,081

Wells Fargo & Co.	13,552	591,274

		1,909,470

Drug Retail–0.03%
Walgreens Boots Alliance, Inc.	3,580	151,792

	Shares	Value

Electric Utilities–1.16%
American Electric Power Co., Inc.	8,771	$869,294

Constellation Energy Corp.	2,571	152,229

Duke Energy Corp.	9,580	1,055,333

Edison International	2,924	201,142

Eversource Energy	2,047	178,908

Exelon Corp.	9,176	429,253

NextEra Energy, Inc.	7,278	516,883

Pinnacle West Capital Corp.	2,458	175,010

PPL Corp.	12,193	345,184

Southern Co. (The)	11,321	830,848

Xcel Energy, Inc.	3,981	291,648

		5,045,732

Electrical Components & Equipment–0.06%
Eaton Corp. PLC	1,286	186,495

Regal Rexnord Corp.	549	69,855

		256,350

Electronic Equipment & Instruments–0.05%
Keysight Technologies, Inc.(c)	1,111	155,840

Vontier Corp.	3,179	81,446

		237,286

Environmental & Facilities Services–0.29%
Republic Services, Inc.	7,902	1,061,002

Waste Management, Inc.	1,119	184,008

		1,245,010

Fertilizers & Agricultural Chemicals–0.09%
CF Industries Holdings, Inc.	2,273	220,095

Corteva, Inc.	3,289	189,742

		409,837

Financial Exchanges & Data–0.18%
CME Group, Inc., Class A	1,598	350,505

S&P Global, Inc.	1,189	447,659

		798,164

Food Retail–0.33%
Casey’s General Stores, Inc.	1,539	309,801

Kroger Co. (The)	20,993	1,132,782

		1,442,583

Forest Products–0.07%
Louisiana-Pacific Corp.	4,471	288,469

Gas Utilities–0.17%
Atmos Energy Corp.(b)	5,101	578,453

ONE Gas, Inc.	2,054	173,296

		751,749

General Merchandise Stores–0.18%
Target Corp.	3,328	760,947

Gold–0.19%
Newmont Corp.	11,230	818,105

Health Care Distributors–0.28%
AmerisourceBergen Corp.	1,803	272,776

Cardinal Health, Inc.	1,732	100,542

McKesson Corp.	2,665	825,111

		1,198,429

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Fundamental Alternatives Fund

	Shares	Value

Health Care Equipment–0.62%
Abbott Laboratories	9,061	$1,028,424

Baxter International, Inc.	1,655	117,604

Becton, Dickinson and Co.	3,268	807,817

Hologic, Inc.(c)	3,701	266,435

IDEXX Laboratories, Inc.(c)	353	151,959

Medtronic PLC	3,192	333,117

		2,705,356

Health Care Facilities–0.10%
HCA Healthcare, Inc.	2,046	438,969

Health Care Services–0.32%
Cigna Corp.	955	235,675

CVS Health Corp.	6,064	582,932

DaVita, Inc.(c)	916	99,267

Laboratory Corp. of America Holdings(c)	1,213	291,460

Quest Diagnostics, Inc.	1,368	183,093

		1,392,427

Home Improvement Retail–0.15%
Home Depot, Inc. (The)	1,501	450,900

Lowe’s Cos., Inc.	960	189,821

		640,721

Homebuilding–0.04%
Lennar Corp., Class A	2,364	180,822

Homefurnishing Retail–0.02%
Williams-Sonoma, Inc.	622	81,159

Hotels, Resorts & Cruise Lines–0.06%
Marriott International, Inc., Class A(c)	608	107,932

Wyndham Hotels & Resorts, Inc.	1,978	173,985

		281,917

Household Products–0.83%
Church & Dwight Co., Inc.	2,815	274,632

Clorox Co. (The)	607	87,086

Colgate-Palmolive Co.	9,206	709,322

Kimberly-Clark Corp.	889	123,420

Procter & Gamble Co. (The)	15,084	2,421,736

		3,616,196

Human Resource & Employment Services–0.13%
ManpowerGroup, Inc.	2,488	224,418

Robert Half International, Inc.	3,376	331,894

		556,312

Hypermarkets & Super Centers–0.56%
Costco Wholesale Corp.	2,665	1,417,034

Walmart, Inc.	6,669	1,020,290

		2,437,324

Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	7,589	154,967

Industrial Conglomerates–0.06%
3M Co.	1,059	152,729

General Electric Co.	1,337	99,673

		252,402

	Shares	Value

Industrial REITs–0.12%
Duke Realty Corp.	1,570	$85,958

EastGroup Properties, Inc.	1,243	233,062

Prologis, Inc.	1,131	181,288

		500,308

Insurance Brokers–0.16%
Aon PLC, Class A	1,119	322,261

Marsh & McLennan Cos., Inc.	2,247	363,340

		685,601

Integrated Oil & Gas–0.43%
Chevron Corp.	7,596	1,190,065

Exxon Mobil Corp.	7,755	661,114

		1,851,179

Integrated Telecommunication Services–0.35%
AT&T, Inc.	39,748	749,647

Verizon Communications, Inc.	17,037	788,813

		1,538,460

Interactive Home Entertainment–0.26%
Activision Blizzard, Inc.	3,445	260,442

Electronic Arts, Inc.	5,954	702,870

Take-Two Interactive Software, Inc.(c)	1,236	147,714

		1,111,026

Interactive Media & Services–1.31%
Alphabet, Inc., Class A(c)	1,369	3,124,318

Alphabet, Inc., Class C(c)	513	1,179,556

Meta Platforms, Inc., Class A(c)	6,904	1,384,045

		5,687,919

Internet & Direct Marketing Retail–0.74%
Amazon.com, Inc.(c)	1,059	2,632,282

eBay, Inc.	10,738	557,517

		3,189,799

Internet Services & Infrastructure–0.20%
Akamai Technologies, Inc.(c)	2,488	279,353

VeriSign, Inc.(c)	3,189	569,842

		849,195

Investment Banking & Brokerage–0.15%
Charles Schwab Corp. (The)	4,292	284,688

Goldman Sachs Group, Inc. (The)	386	117,919

Morgan Stanley	3,038	244,833

		647,440

IT Consulting & Other Services–0.94%
Accenture PLC, Class A	4,860	1,459,750

Amdocs Ltd.	7,713	614,649

Cognizant Technology Solutions Corp., Class A	8,896	719,686

Gartner, Inc.(c)	2,077	603,472

International Business Machines Corp.	5,164	682,733

		4,080,290

Life & Health Insurance–0.16%
Aflac, Inc.	3,670	210,218

Brighthouse Financial, Inc.(c)	3,443	176,833

MetLife, Inc.	1,831	120,260

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Fundamental Alternatives Fund

	Shares	Value

Life & Health Insurance–(continued)
Principal Financial Group, Inc.	2,803	$190,996

		698,307

Life Sciences Tools & Services–0.72%
Agilent Technologies, Inc.	2,986	356,140

Danaher Corp.	3,823	960,070

IQVIA Holdings, Inc.(c)	776	169,160

Mettler-Toledo International, Inc.(c)	168	214,625

PerkinElmer, Inc.	1,430	209,653

Thermo Fisher Scientific, Inc.	1,247	689,491

Waters Corp.(c)	1,333	403,926

West Pharmaceutical Services, Inc.	331	104,285

		3,107,350

Managed Health Care–0.45%
Anthem, Inc.	1,007	505,443

Molina Healthcare, Inc.(c)	839	262,985

UnitedHealth Group, Inc.	2,362	1,201,195

		1,969,623

Marine–0.00%
HGIM Corp.	731	6,122

Movies & Entertainment–0.29%
Liberty Media Corp.-Liberty Formula One, Class C(c)	5,440	339,075

Netflix, Inc.(c)	1,635	311,239

Walt Disney Co. (The)(c)	1,641	183,185

Warner Bros Discovery, Inc.(c)	9,615	174,512

World Wrestling Entertainment, Inc., Class A	4,167	243,311

		1,251,322

Multi-Sector Holdings–0.54%
Berkshire Hathaway, Inc., Class B(c)	7,301	2,356,982

Multi-Utilities–0.78%
Ameren Corp.	3,421	317,811

CMS Energy Corp.	3,857	264,937

Consolidated Edison, Inc.	9,580	888,449

Dominion Energy, Inc.	10,201	832,810

DTE Energy Co.	2,818	369,271

Public Service Enterprise Group, Inc.	2,924	203,686

Sempra Energy	1,368	220,741

WEC Energy Group, Inc.	3,048	304,952

		3,402,657

Oil & Gas Equipment & Services–0.08%
Halliburton Co.	6,879	245,030

TechnipFMC PLC (United Kingdom)(c)	17,932	124,089

		369,119

Oil & Gas Exploration & Production–0.27%
ConocoPhillips	4,525	432,228

Continental Resources, Inc.	2,273	126,311

Devon Energy Corp.	3,220	187,307

EOG Resources, Inc.(b)	3,546	414,031

Sabine Oil & Gas Holdings, Inc.(c)(d)	115	78

		1,159,955

	Shares	Value

Oil & Gas Storage & Transportation–0.28%
Kinder Morgan, Inc.	32,801	$595,338

Southcross Energy Partners L.P.(d)	17,192	1,290

Targa Resources Corp.	4,732	347,376

Williams Cos., Inc. (The)	8,025	275,177

		1,219,181

Packaged Foods & Meats–1.02%
Campbell Soup Co.	10,657	503,224

Flowers Foods, Inc.	7,589	201,260

General Mills, Inc.	6,469	457,552

Hershey Co. (The)	5,199	1,173,778

JM Smucker Co. (The)	939	128,577

Kellogg Co.	3,297	225,845

Kraft Heinz Co. (The)	9,541	406,733

Mondelez International, Inc., Class A	11,508	742,036

Tyson Foods, Inc., Class A	6,467	602,466

		4,441,471

Personal Products–0.02%
Herbalife Nutrition Ltd.(c)	3,294	87,555

Pharmaceuticals–1.59%
Bristol-Myers Squibb Co.	10,986	826,916

Eli Lilly and Co.	4,294	1,254,407

Johnson & Johnson	9,670	1,745,048

Merck & Co., Inc.	15,409	1,366,624

Pfizer, Inc.	34,774	1,706,360

		6,899,355

Property & Casualty Insurance–0.36%
American Financial Group, Inc.	3,055	423,056

Chubb Ltd.	1,400	289,030

Fidelity National Financial, Inc.	5,179	206,228

Old Republic International Corp.	17,508	385,351

Progressive Corp. (The)	2,282	244,996

		1,548,661

Publishing–0.15%
John Wiley & Sons, Inc., Class A	3,172	161,423

New York Times Co. (The), Class A	12,814	491,033

		652,456

Railroads–0.27%
CSX Corp.	6,532	224,309

Norfolk Southern Corp.	392	101,089

Union Pacific Corp.	3,670	859,844

		1,185,242

Real Estate Services–0.04%
CBRE Group, Inc., Class A(c)	1,992	165,416

Regional Banks–0.18%
Fifth Third Bancorp	7,278	273,143

Regions Financial Corp.	10,886	225,558

SVB Financial Group(c)	209	101,917

Synovus Financial Corp.	4,417	183,482

		784,100

Research & Consulting Services–0.17%
Booz Allen Hamilton Holding Corp.	4,938	403,089

Nielsen Holdings PLC	5,858	157,053

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Fundamental Alternatives Fund

	Shares	Value

Research & Consulting Services–(continued)
Verisk Analytics, Inc.	861	$175,687

		735,829

Residential REITs–0.07%
Mid-America Apartment Communities, Inc.	1,492	293,447

Restaurants–0.59%
Chipotle Mexican Grill, Inc.(c)	128	186,318

Domino’s Pizza, Inc.	1,400	473,200

McDonald’s Corp.	5,225	1,301,861

Papa John’s International, Inc.	1,310	119,275

Starbucks Corp.	1,929	143,981

Yum! Brands, Inc.	2,986	349,392

		2,574,027

Semiconductor Equipment–0.24%
Applied Materials, Inc.	5,488	605,601

KLA Corp.	846	270,094

Lam Research Corp.	311	144,851

		1,020,546

Semiconductors–1.05%
Advanced Micro Devices, Inc.(c)	4,258	364,144

Broadcom, Inc.	1,631	904,210

Intel Corp.	9,174	399,895

Microchip Technology, Inc.	3,110	202,772

Micron Technology, Inc.	1,867	127,311

NVIDIA Corp.	5,193	963,146

NXP Semiconductors N.V. (China)	964	164,747

QUALCOMM, Inc.	3,608	504,001

Texas Instruments, Inc.	5,319	905,560

		4,535,786

Soft Drinks–0.65%
Coca-Cola Co. (The)	19,717	1,273,915

Keurig Dr Pepper, Inc.	8,585	321,079

PepsiCo, Inc.	7,202	1,236,656

		2,831,650

Specialized Consumer Services–0.10%
Service Corp. International	6,407	420,363

Specialized REITs–0.61%
Crown Castle International Corp.	597	110,570

Extra Space Storage, Inc.	4,713	895,470

Life Storage, Inc.	2,410	319,301

Public Storage	3,228	1,199,202

Weyerhaeuser Co.	2,478	102,143

		2,626,686

Specialty Chemicals–0.21%
Celanese Corp.	933	137,095

DuPont de Nemours, Inc.	3,102	204,515

Eastman Chemical Co.	2,240	229,981

Sherwin-Williams Co. (The)	1,316	361,847

		933,438

Specialty Stores–0.03%
Bath & Body Works, Inc.	2,558	135,293

	Shares	Value

Systems Software–1.90%
CommVault Systems, Inc.(c)	2,156	$131,516

Dolby Laboratories, Inc., Class A	6,563	508,436

Fortinet, Inc.(c)	839	242,479

Microsoft Corp.	22,226	6,168,159

Oracle Corp.	11,292	828,833

Palo Alto Networks, Inc.(c)	187	104,959

Teradata Corp.(b)(c)	6,439	266,253

		8,250,635

Technology Distributors–0.04%
Arrow Electronics, Inc.(c)	1,610	189,755

Technology Hardware, Storage & Peripherals–1.56%
Apple, Inc.	39,893	6,289,130

HP, Inc.(b)	12,873	471,538

		6,760,668

Textiles–0.00%
Sungard Availability Services Capital, Inc.	225	722

Tobacco–0.36%
Altria Group, Inc.	10,450	580,706

Philip Morris International, Inc.	9,684	968,400

		1,549,106

Trading Companies & Distributors–0.08%
United Rentals, Inc.(c)	709	224,412

Watsco, Inc.	392	104,578

		328,990

Trucking–0.40%
Knight-Swift Transportation Holdings, Inc.	13,370	640,289

Landstar System, Inc.	2,924	452,928

Old Dominion Freight Line, Inc.	477	133,617

Ryder System, Inc.	2,924	204,388

Werner Enterprises, Inc.	7,193	285,058

		1,716,280

Water Utilities–0.04%
American Water Works Co., Inc.	1,246	191,984

Total Common Stocks & Other Equity Interests (Cost $113,980,082)		147,716,410

	Principal Amount
U.S. Treasury Securities–14.25%
U.S. Treasury Bills–0.12%
0.26% - 0.41%, 05/26/2022(e)(f)	$434,000	433,881

0.93% - 0.94%,

09/15/2022(e)(f)	88,000	87,641

		521,522

U.S. Treasury Notes–14.13%
0.13%, 05/31/2022	24,825,000	24,818,174

0.13%, 12/15/2023	29,900,000	28,739,040

0.38%, 12/31/2025	8,500,000	7,745,957

		61,303,171

Total U.S. Treasury Securities (Cost $63,681,473)		61,824,693

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Fundamental Alternatives Fund

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–7.24%
Aerospace & Defense–0.16%
Boeing Co. (The),
4.51%, 05/01/2023	$150,000	$151,419

2.75%, 02/01/2026	177,000	167,344

2.25%, 06/15/2026	200,000	183,057

General Dynamics Corp., 3.25%, 04/01/2025	200,000	199,335

		701,155

Agricultural & Farm Machinery–0.07%
Deere & Co., 2.75%, 04/15/2025	310,000	304,606

Airlines–0.15%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	400,000	394,164

Southwest Airlines Co., 4.75%, 05/04/2023	253,000	257,484

		651,648

Apparel Retail–0.02%
Ross Stores, Inc., 0.88%, 04/15/2026	100,000	89,520

Application Software–0.09%
Adobe, Inc., 3.25%, 02/01/2025	300,000	301,249

Citrix Systems, Inc., 1.25%, 03/01/2026	104,000	101,278

		402,527

Asset Management & Custody Banks–0.27%
FS KKR Capital Corp., 4.63%, 07/15/2024	242,000	242,094

Golub Capital BDC, Inc., 3.38%, 04/15/2024	312,000	306,405

Legg Mason, Inc., 4.75%, 03/15/2026	90,000	93,152

Main Street Capital Corp., 5.20%, 05/01/2024	280,000	283,394

Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	225,784

		1,150,829

Automobile Manufacturers–0.23%
American Honda Finance Corp., 2.35%, 01/08/2027	225,000	212,121

General Motors Co., 6.13%, 10/01/2025	75,000	79,282

General Motors Financial Co., Inc.,
2.75%, 06/20/2025	415,000	398,203

5.25%, 03/01/2026	125,000	128,491

Toyota Motor Credit Corp., 1.15%, 08/13/2027	200,000	175,702

		993,799

Cable & Satellite–0.01%
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	60,000	62,716

Computer & Electronics Retail–0.04%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	170,000	179,714

	Principal Amount	Value

Construction Machinery & Heavy Trucks–0.08%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	$175,000	$155,207

Wabtec Corp., 3.45%, 11/15/2026	200,000	191,844

		347,051

Consumer Finance–0.02%
Synchrony Financial, 3.95%, 12/01/2027	100,000	95,684

Copper–0.02%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	100,000	101,330

Data Processing & Outsourced Services–0.09%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	305,000	306,509

Western Union Co. (The), 1.35%, 03/15/2026	100,000	90,676

		397,185

Distillers & Vintners–0.18%
Constellation Brands, Inc., 3.70%, 12/06/2026	175,000	173,546

Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023(b)	379,000	379,166

3.50%, 09/18/2023	204,000	205,638

		758,350

Diversified Banks–2.02%
Banco Santander S.A. (Spain),
3.85%, 04/12/2023	200,000	201,855

2.75%, 05/28/2025	200,000	191,415

Bank of America Corp.,
4.45%, 03/03/2026	269,000	269,639

3.50%, 04/19/2026	185,000	181,712

1.32%, 06/19/2026(g)	195,000	178,785

1.20%, 10/24/2026(g)	205,000	185,099

Series L, 4.18%, 11/25/2027	175,000	172,339

Barclays PLC (United Kingdom), 4.38%, 09/11/2024	494,000	496,713

Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025	402,000	387,386

Citigroup, Inc.,
3.11%, 04/08/2026(g)	297,000	287,516

4.45%, 09/29/2027	100,000	99,371

HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	322,000	324,497

JPMorgan Chase & Co.,
3.38%, 05/01/2023	338,000	340,067

2.30%, 10/15/2025(g)	425,000	407,964

2.01%, 03/13/2026(g)	200,000	188,528

2.08%, 04/22/2026(g)	200,000	188,210

4.25%, 10/01/2027	100,000	99,592

Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	478,000	479,127

4.45%, 05/08/2025	305,000	308,491

Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(g)	311,000	290,161

3.29%, 07/25/2027	75,000	72,022

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Fundamental Alternatives Fund

	Principal Amount	Value

Diversified Banks–(continued)
NatWest Group PLC (United Kingdom),
6.10%, 06/10/2023	$18,000	$18,461

6.00%, 12/19/2023	81,000	83,458

5.13%, 05/28/2024	554,000	564,356

PNC Bank N.A., 4.20%, 11/01/2025	380,000	386,686

Royal Bank of Canada (Canada), 4.65%, 01/27/2026	180,000	183,858

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	397,000	382,166

2.63%, 07/14/2026	100,000	94,791

Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	422,000	425,660

U.S. Bancorp, 1.45%, 05/12/2025	148,000	139,519

U.S. Bank N.A., 3.40%, 07/24/2023	250,000	252,128

Wells Fargo & Co.,
2.19%, 04/30/2026(g)	190,000	179,568

4.30%, 07/22/2027	175,000	175,066

Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	27,000	27,339

3.30%, 02/26/2024(b)	502,000	503,847

		8,767,392

Diversified Capital Markets–0.14%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	298,000	295,966

3.70%, 05/30/2024	303,000	303,864

		599,830

Drug Retail–0.02%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	100,000	98,236

Electric Utilities–0.09%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	190,000	190,102

Edison International, 2.95%, 03/15/2023	72,000	71,781

Pacific Gas and Electric Co., 3.30%, 12/01/2027	125,000	113,833

		375,716

Electrical Components & Equipment–0.02%
Emerson Electric Co., 1.80%, 10/15/2027	100,000	90,496

Electronic Equipment & Instruments–0.02%
Vontier Corp., 1.80%, 04/01/2026	100,000	89,068

Electronic Manufacturing Services–0.02%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	100,000	96,719

Financial Exchanges & Data–0.02%
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	100,000	96,785

Health Care Facilities–0.19%
CommonSpirit Health, 1.55%, 10/01/2025	96,000	89,136

HCA, Inc., 5.00%, 03/15/2024	555,000	568,357

	Principal Amount	Value

Health Care Facilities–(continued)
Universal Health Services, Inc., 1.65%, 09/01/2026(h)	$200,000	$178,011

		835,504

Health Care REITs–0.04%
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	179,000	182,271

Health Care Services–0.06%
Sutter Health, Series 20A, 1.32%, 08/15/2025	299,000	277,495

Hotel & Resort REITs–0.03%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	150,000	149,988

Hotels, Resorts & Cruise Lines–0.05%
Expedia Group, Inc., 3.60%, 12/15/2023	70,000	70,051

Hyatt Hotels Corp., 4.85%, 03/15/2026	133,000	134,026

		204,077

Hypermarkets & Super Centers–0.10%
Walmart, Inc., 2.55%, 04/11/2023	439,000	440,179

Independent Power Producers & Energy Traders–0.18%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	770,000	765,376

Industrial Machinery–0.05%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	200,000	199,225

Integrated Oil & Gas–0.31%
BP Capital Markets PLC (United Kingdom),
2.75%, 05/10/2023	499,000	498,848

3.51%, 03/17/2025	100,000	99,954

Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	241,000	250,217

Exxon Mobil Corp., 1.57%, 04/15/2023	500,000	496,112

		1,345,131

Integrated Telecommunication Services–0.05%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	203,152

Interactive Media & Services–0.18%
Weibo Corp. (China), 3.50%, 07/05/2024	785,000	766,516

Internet & Direct Marketing Retail–0.08%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	347,000	345,302

Internet Services & Infrastructure–0.05%
VeriSign, Inc., 5.25%, 04/01/2025	200,000	206,933

Investment Banking & Brokerage–0.27%
BGC Partners, Inc., 5.38%, 07/24/2023	53,000	53,859

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Fundamental Alternatives Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
2.91%, 06/05/2023(g)	$290,000	$289,951

2.91%, 07/24/2023(g)	379,000	378,793

1.95%, 10/21/2027(g)	100,000	89,921

Morgan Stanley, 3.63%, 01/20/2027	175,000	170,811

Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	179,780

		1,163,115

IT Consulting & Other Services–0.14%
International Business Machines Corp.,
3.45%, 02/19/2026	200,000	198,982

3.30%, 05/15/2026	100,000	98,691

1.70%, 05/15/2027	100,000	91,081

Kyndryl Holdings, Inc., 2.05%, 10/15/2026(h)	225,000	196,631

		585,385

Life & Health Insurance–0.05%
Principal Financial Group, Inc., 3.40%, 05/15/2025	239,000	236,636

Movies & Entertainment–0.03%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	148,000	148,901

Multi-line Insurance–0.10%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	140,000	147,286

XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	290,000	294,888

		442,174

Office REITs–0.04%
Office Properties Income Trust, 2.65%, 06/15/2026	199,000	178,453

Oil & Gas Refining & Marketing–0.03%
HF Sinclair Corp., 5.88%, 04/01/2026(h)	140,000	143,911

Oil & Gas Storage & Transportation–0.13%
Energy Transfer L.P.,
4.25%, 03/15/2023	59,000	59,466

3.90%, 05/15/2024	381,000	380,203

Series 5Y, 4.20%, 09/15/2023	52,000	52,531

Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	54,000	54,516

		546,716

Packaged Foods & Meats–0.04%
Tyson Foods, Inc., 4.00%, 03/01/2026	190,000	191,029

Paper Packaging–0.04%
Berry Global, Inc., 1.57%, 01/15/2026	200,000	182,078

Pharmaceuticals–0.34%
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	400,000	364,984

Merck & Co., Inc., 2.75%, 02/10/2025	184,000	182,164

	Principal Amount	Value

Pharmaceuticals–(continued)
Mylan, Inc., 4.20%, 11/29/2023	$53,000	$53,475

Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	428,506

Royalty Pharma PLC, 1.20%, 09/02/2025	275,000	250,054

Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	200,000	194,422

		1,473,605

Regional Banks–0.13%
First Horizon Corp., 3.55%, 05/26/2023	88,000	88,103

Santander Holdings USA, Inc., 4.40%, 07/13/2027	100,000	98,795

Truist Financial Corp., 4.00%, 05/01/2025	350,000	353,911

		540,809

Residential REITs–0.02%
Spirit Realty L.P., 4.45%, 09/15/2026	90,000	90,931

Retail REITs–0.07%
Realty Income Corp., 4.88%, 06/01/2026	185,000	191,382

Simon Property Group L.P., 3.30%, 01/15/2026	95,000	93,457

		284,839

Semiconductor Equipment–0.09%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025(h)	415,000	397,249

Semiconductors–0.05%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	100,000	97,660

Micron Technology, Inc., 4.19%, 02/15/2027	100,000	99,399

		197,059

Specialized REITs–0.15%
American Tower Corp., 1.30%, 09/15/2025	200,000	183,212

EPR Properties, 4.75%, 12/15/2026	100,000	98,227

GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023	50,000	50,783

3.35%, 09/01/2024	327,000	322,814

		655,036

Specialty Chemicals–0.02%
PPG Industries, Inc., 1.20%, 03/15/2026	100,000	91,156

Steel–0.05%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	200,000	202,243

Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026	90,000	90,388

Technology Hardware, Storage & Peripherals–0.09%
Apple, Inc., 3.25%, 02/23/2026	185,000	184,779

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Fundamental Alternatives Fund

	Principal Amount		Value

Technology Hardware, Storage & Peripherals–(continued)
HP, Inc., 1.45%, 06/17/2026		$206,000	$185,216

			369,995

Tobacco–0.09%
Altria Group, Inc., 4.40%, 02/14/2026		200,000	202,329

BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026		200,000	189,300

			391,629

Trading Companies & Distributors–0.02%
Aircastle Ltd., 4.40%, 09/25/2023		63,000	63,308

Water Utilities–0.08%
American Water Capital Corp., 3.85%, 03/01/2024		340,000	342,633

Total U.S. Dollar Denominated Bonds & Notes (Cost $33,291,027)			31,380,783

Non-U.S. Dollar Denominated Bonds & Notes–3.42%(i)
Aerospace & Defense–0.19%
Airbus SE (France), 2.38%, 04/02/2024(h)	EUR	384,000	413,536

Thales S.A. (France), 0.75%, 01/23/2025(h)	EUR	400,000	414,872

			828,408

Agricultural Products–0.02%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	100,000	104,095

Apparel, Accessories & Luxury Goods–0.05%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(h)	EUR	100,000	108,187

PVH Corp., 3.13%, 12/15/2027(h)	EUR	100,000	105,474

			213,661

Application Software–0.07%
SAP SE (Germany), 0.01%, 05/17/2023(h)	EUR	300,000	315,253

Auto Parts & Equipment–0.02%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	103,156

Automobile Manufacturers–0.13%
BMW Finance N.V. (Germany),
0.63%, 10/06/2023(h)	EUR	53,000	55,910

1.00%, 01/21/2025(h)	EUR	41,000	43,039

Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(h)	EUR	70,000	75,185

Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(h)	EUR	100,000	102,996

RCI Banque S.A. (France), 1.75%, 04/10/2026(h)	EUR	50,000	50,125

Volkswagen Financial Services AG (Germany), 0.13%, 02/12/2027(h)	EUR	150,000	141,463

Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(h)	EUR	35,000	35,695

0.38%, 07/20/2026(h)	EUR	75,000	72,911

			577,324

	Principal Amount		Value

Brewers–0.06%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(h)	EUR	242,000	$266,707

Broadcasting–0.10%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(h)	EUR	200,000	200,784

TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(h)	EUR	200,000	208,673

			409,457

Building Products–0.05%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023(h)	EUR	200,000	210,820

Cable & Satellite–0.05%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(h)	EUR	200,000	206,683

Construction & Engineering–0.07%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(h)	EUR	100,000	108,764

ISS Global A/S (Denmark), 0.88%, 06/18/2026(h)	EUR	100,000	98,445

Worley US Finance Sub Ltd. (Australia), 0.88%, 06/09/2026(h)	EUR	100,000	98,442

			305,651

Construction Materials–0.02%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(h)	EUR	70,000	73,140

Consumer Finance–0.10%
Santander Consumer Finance S.A. (Spain),
1.13%, 10/09/2023(h)	EUR	100,000	105,825

1.00%, 02/27/2024(h)	EUR	300,000	315,685

			421,510

Data Processing & Outsourced Services–0.03%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	110,000	109,468

Diversified Banks–1.08%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(h)	EUR	500,000	514,925

Bankinter S.A. (Spain), 0.88%, 07/08/2026(h)	EUR	100,000	99,730

Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(h)	EUR	100,000	104,920

2.13%, 09/12/2026(h)	EUR	100,000	103,397

0.63%, 11/19/2027(h)	EUR	100,000	95,799

Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(h)	EUR	300,000	300,226

BNP Paribas S.A. (France),
1.50%, 11/17/2025(h)	EUR	100,000	103,821

2.88%, 10/01/2026(h)	EUR	200,000	212,388

BPCE S.A. (France),
0.88%, 01/31/2024(h)	EUR	100,000	104,880

0.63%, 09/26/2024(h)	EUR	500,000	516,779

Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(h)	EUR	100,000	104,898

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Fundamental Alternatives Fund

	Principal Amount		Value

Diversified Banks–(continued)
Credit Agricole S.A. (France),
1.00%, 09/16/2024(h)	EUR	100,000	$105,122

1.38%, 03/13/2025(h)	EUR	300,000	313,190

0.38%, 10/21/2025(h)	EUR	100,000	100,411

de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(h)	EUR	200,000	205,473

Euroclear Bank S.A. (Belgium), 0.50%, 07/10/2023(h)	EUR	100,000	105,677

HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(h)	EUR	400,000	423,724

ING Groep N.V. (Netherlands),
1.00%, 09/20/2023(h)	EUR	100,000	106,100

1.13%, 02/14/2025(h)	EUR	100,000	104,292

KBC Group N.V. (Belgium), 1.13%, 01/25/2024(h)	EUR	100,000	105,919

Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(h)	EUR	100,000	100,003

National Australia Bank Ltd. (Australia), 1.25%, 05/18/2026(h)	EUR	100,000	104,199

Nationale-Nederlanden Bank N.V. (The) (Netherlands), 0.38%, 05/31/2023(h)	EUR	300,000	315,654

Nordea Bank Abp (Finland), 1.13%, 02/12/2025(h)	EUR	100,000	104,885

OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(h)	EUR	121,000	126,125

Volkswagen Bank GmbH (Germany), 2.50%, 07/31/2026(h)	EUR	100,000	105,745

			4,688,282

Diversified Capital Markets–0.03%
Deutsche Bank AG (Germany), 2.63%, 02/12/2026(h)	EUR	100,000	105,446

Diversified Chemicals–0.07%
BASF SE (Germany),
0.10%, 06/05/2023(h)	EUR	200,000	210,201

2.50%, 01/22/2024(h)	EUR	80,000	86,888

			297,089

Diversified Support Services–0.05%
APRR S.A. (France), 1.50%, 01/15/2024(h)	EUR	200,000	213,300

Electric Utilities–0.07%
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(h)	EUR	100,000	103,016

Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	177,000	199,328

			302,344

Food Retail–0.02%
ELO SACA (France), 2.88%, 01/29/2026(h)	EUR	100,000	102,168

Gas Utilities–0.03%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(h)	EUR	115,000	119,953

Health Care Equipment–0.05%
Becton, Dickinson and Co., 1.90%, 12/15/2026	EUR	100,000	105,707

	Principal Amount		Value

Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	$106,675

			212,382

Health Care Services–0.01%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(h)	EUR	50,000	50,132

Hotels, Resorts & Cruise Lines–0.02%
InterContinental Hotels Group PLC (United Kingdom), 2.13%, 05/15/2027(h)	EUR	100,000	103,890

Household Appliances–0.02%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	98,856

Integrated Oil & Gas–0.13%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(h)	EUR	179,000	186,255

OMV AG (Austria), 0.75%, 12/04/2023(h)	EUR	143,000	150,851

Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(h)	EUR	222,000	228,389

			565,495

Integrated Telecommunication Services–0.02%
Vantage Towers AG (Germany), 0.38%, 03/31/2027(h)	EUR	100,000	96,375

IT Consulting & Other Services–0.02%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	103,356

Life & Health Insurance–0.05%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(h)	EUR	100,000	112,438

New York Life Global Funding, 0.25%, 01/23/2027(h)	EUR	100,000	97,953

			210,391

Multi-Sector Holdings–0.12%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	102,390

Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(h)	EUR	400,000	426,019

			528,409

Multi-Utilities–0.02%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(h)	EUR	100,000	102,375

Office REITs–0.12%
Globalworth Real Estate Investments Ltd. (Romania), 2.95%, 07/29/2026(h)	EUR	100,000	98,971

Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(h)	EUR	400,000	417,037

			516,008

Other Diversified Financial Services–0.17%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(h)	EUR	200,000	201,882

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Fundamental Alternatives Fund

	Principal Amount		Value

Other Diversified Financial Services–(continued)
JAB Holdings B.V. (Austria), 1.75%, 06/25/2026(h)	EUR	100,000	$103,923

LeasePlan Corp. N.V. (Netherlands),
0.13%, 09/13/2023	EUR	100,000	104,135

3.50%, 04/09/2025(h)	EUR	294,000	324,094

			734,034

Packaged Foods & Meats–0.02%
JDE Peet’s N.V. (Netherlands), 0.01%, 01/16/2026(h)	EUR	100,000	97,900

Paper Products–0.03%
Smurfit Kappa Acquisitions ULC (Ireland), 2.88%, 01/15/2026(h)	EUR	100,000	108,498

Pharmaceuticals–0.12%
Bayer AG (Germany), 0.38%, 07/06/2024(h)	EUR	400,000	414,713

Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(h)	EUR	100,000	106,844

			521,557

Precious Metals & Minerals–0.02%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(h)	EUR	100,000	102,975

Real Estate Operating Companies–0.05%
CPI Property Group S.A. (Czech Rep), 2.75%, 05/12/2026(h)	EUR	100,000	103,579

Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(h)	EUR	100,000	93,625

			197,204

Renewable Electricity–0.02%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	104,345

Restaurants–0.04%
Sodexo S.A. (France), 0.75%, 04/27/2025(h)	EUR	170,000	175,348

Specialized REITs–0.03%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	104,372

Tobacco–0.03%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(h)	EUR	100,000	109,022

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,587,575)			14,816,839

Variable Rate Senior Loan Interests–0.02%(j)(k)
Advertising–0.02%
Checkout Holding Corp.,
Term Loan, 8.25%, (1 mo. USD LIBOR + 7.50%), 02/15/2023		$72,994	65,193

PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate, 08/15/2023(l)		832	311

			65,504

	Principal Amount	Value

Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc., First Lien Term Loan, 0.00%, 03/25/2024(d)(m)	$8,410	$0

Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners L.P., Revolver Loan, 0.00%, 01/31/2025(d)(n)	18,571	18,571

Total Variable Rate Senior Loan Interests (Cost $93,020)		84,075

	Shares
Preferred Stocks–0.01%
Oil & Gas Storage & Transportation–0.01%
Southcross Energy Partners L.P., Series A, Pfd. (Cost $68,449)(d)	68,466	66,755

	Principal Amount
Event-Linked Bonds–0.00%
Other Diversified Financial Services–0.00%
Akibare Re Ltd. (Bermuda), 1.43% (6 mo. USD LIBOR + 2.34%), 04/07/2023 (Cost $482,307)(d)(o)	$482,286	0

	Shares
Money Market Funds–22.59%
Invesco Treasury Portfolio, Institutional Class, 0.23%(p)(q) (Cost $97,976,048)	97,976,048	97,976,048

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–81.59% (Cost $327,159,981)		353,865,603

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.45%
Invesco Private Government Fund, 0.40%(p)(q)(r)	1,881,244	1,881,244

Invesco Private Prime Fund, 0.35%(p)(q)(r)	4,389,568	4,389,568

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,270,812)		6,270,812

TOTAL INVESTMENTS IN SECURITIES–83.04% (Cost $333,430,793)		360,136,415

OTHER ASSETS LESS LIABILITIES–16.96%		73,550,051

NET ASSETS–100.00%		$433,686,466

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Fundamental Alternatives Fund

Investment Abbreviations:

EUR	- Euro
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
PIK	- Pay-in-Kind
REIT	- Real Estate Investment Trust
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $14,386,758, which represented 3.32% of the Fund’s Net Assets.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(k)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(n)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$31,020,428	$152,670,946	$ (85,715,326)	$-	$ -	$ 97,976,048	$26,890
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	756,501	13,371,866	(12,247,123)	-	-	1,881,244	1,052*
Invesco Private Prime Fund	1,765,170	25,642,064	(23,015,989)	-	(1,677)	4,389,568	2,809*
Total	$33,542,099	$191,684,876	$(120,978,438)	$-	$(1,677)	$104,246,860	$30,751

*   Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Gasoline Reformulated Blendstock Oxygenate Blending	5	May-2022	$722,904	$32,385	$32,385

Gold 100 oz.	9	June-2022	1,720,530	(44,087)	(44,087)

LME Primary Aluminum	42	July-2022	3,202,762	(456,093)	(456,093)

Low Sulphur Gas Oil	4	June-2022	466,600	80,223	80,223

Natural Gas	30	November-2022	2,247,900	426,191	426,191

Silver	7	July-2022	807,975	(81,170)	(81,170)

Subtotal				(42,551)	(42,551)

Equity Risk

E-Mini Russell 2000 Index	26	June-2022	2,419,690	(284,243)	(284,243)

EURO STOXX 50 Index	35	June-2022	1,379,453	11,628	11,628

FTSE 100 Index	60	June-2022	5,668,335	279,758	279,758

MSCI Emerging Market Index	13	June-2022	687,310	(54,316)	(54,316)

Tokyo Stock Price Index	39	June-2022	5,718,898	56,660	56,660

Subtotal				9,487	9,487

Interest Rate Risk

Australia 10 Year Bonds	192	June-2022	16,840,503	(905,655)	(905,655)

Canada 10 Year Bonds	114	June-2022	11,213,202	(722,724)	(722,724)

Euro-Bund	62	June-2022	10,045,848	(361,293)	(361,293)

Japan 10 Year Bonds	5	June-2022	5,764,593	(31,878)	(31,878)

Long Gilt	40	June-2022	5,957,297	(181,607)	(181,607)

U.S. Treasury 2 Year Notes	38	June-2022	8,010,875	(32,828)	(32,828)

U.S. Treasury 5 Year Notes	266	June-2022	29,970,719	(1,186,044)	(1,186,044)

U.S. Treasury Long Bonds	44	June-2022	6,190,250	(587,241)	(587,241)

Subtotal				(4,009,270)	(4,009,270)

Subtotal–Long Futures Contracts				(4,042,334)	(4,042,334)

Short Futures Contracts

Commodity Risk

Cotton No. 2	1	December-2022	(61,035)	(5,178)	(5,178)

LME Primary Aluminum	25	July-2022	(1,906,406)	2,604	2,604

Soybean Oil	1	August-2022	(47,970)	(7,509)	(7,509)

Subtotal				(10,083)	(10,083)

Equity Risk

E-Mini S&P 500 Index	289	June-2022	(59,642,375)	2,002,929	2,002,929

Interest Rate Risk

Euro-Bobl	49	June-2022	(6,574,260)	249,522	249,522

Euro-Schatz	42	June-2022	(4,880,295)	55,011	55,011

U.S. Treasury 10 Year Notes	3	June-2022	(357,469)	20,339	20,339

Subtotal				324,872	324,872

Subtotal–Short Futures Contracts				2,317,718	2,317,718

Total Futures Contracts				$(1,724,616)	$(1,724,616)

(a)	Futures contracts collateralized by $4,961,271 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to			Unrealized Appreciation
		Deliver		Receive

Currency Risk

05/17/2022	Citibank, N.A.	EUR	14,888,000	USD 17,116,704	$1,401,623

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Fundamental Alternatives Fund

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00%	Quarterly	06/20/2026	4.086%	USD 10,500,000	$755,328	$316,554	$(438,774)

(a)	Centrally cleared swap agreements collateralized by $840,687 cash held with Citigroup Global Markets, Inc.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25%	Monthly	1,090	August-2022	$636,741	$-	$31,055	$31,055
Merrill Lynch International	Pay	Merrill Lynch Soybean Meal Index	0.05	Monthly	50	April-2023	39,656	-	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	2,480	February-2023	2,249,520	-	0	0
Royal Bank of Canada	Receive	RBC Enhanced Crude Oil 01 Excess Return Index	0.30	Monthly	1,760	April-2023	689,317	-	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	3,500	December-2022	383,616	-	52,855	52,855
Total - Total Return Swap Agreements								$-	$83,910	$83,910

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

BNP Paribas Commodity Daily Dynamic Curve CO Index

	Long Futures Contracts

	Brent Crude	100.00%

Merill Lynch Soybean Meal Index

	Long Futures Contracts

	Soybean Meal	100.00%

MLCX Dynamic Enhanced Copper Excess Return Index

	Long Futures Contracts

	Copper	100.00%

RBC Enhanced Crude Oil 01 Excess Return Index

	Long Futures Contracts

	Crude Oil	100.00%

UBS Modified Roll Select Heating Oil Strategy

	Long Futures Contracts

	Heating Oil	100.00%

Abbreviations:

EUR    –Euro

USD    –U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Fundamental Alternatives Fund

Volatility Contribution*

Strategy	Annualized Volatility Contribution	Volatility Contribution as % of Investment Strategy
Long/Short Credit	0.08%	2.01%
Long/Short Equity	2.99	77.28
Long/Short Macro	0.80	20.71
Total	3.87%	100.00%

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of April 30, 2022.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Fundamental Alternatives Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $229,183,933)*	$255,889,555

Investments in affiliated money market funds, at value (Cost $104,246,860)	104,246,860

Other investments:
Variation margin receivable – futures contracts	25,477,366

Unrealized appreciation on LME futures contracts	2,604

Swaps receivable – OTC	1,669

Unrealized appreciation on swap agreements – OTC	83,910

Unrealized appreciation on forward foreign currency contracts outstanding	1,401,623

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	4,961,271

Cash collateral – centrally cleared swap agreements	840,687

Cash	47,628,044

Foreign currencies, at value (Cost $143,624)	138,144

Receivable for:
Investments sold	563,958

Fund shares sold	86,052

Dividends	468,509

Interest	458,244

Investment for trustee deferred compensation and retirement plans	111,113

Other assets	30,111

Total assets	442,389,720

Liabilities:
Other investments:
Variation margin payable – centrally cleared swap agreements	387,110

Swaps payable – OTC	166,080

Unrealized depreciation on LME futures contracts	456,093

Payable for:
Investments purchased	98,185

Fund shares reacquired	778,519

Collateral upon return of securities loaned	6,270,812

Accrued fees to affiliates	237,378

Accrued other operating expenses	131,677

Trustee deferred compensation and retirement plans	158,829

Unfunded loan commitments	18,571

Total liabilities	8,703,254

Net assets applicable to shares outstanding	$433,686,466

Net assets consist of:
Shares of beneficial interest	$407,387,221

Distributable earnings	26,299,245

$433,686,466

Net Assets:
Class A	$329,255,794

Class C	$16,298,077

Class R	$11,349,739

Class Y	$71,799,713

Class R5	$9,564

Class R6	$4,973,579

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,961,847

Class C	727,422

Class R	468,452

Class Y	2,760,316

Class R5	377

Class R6	190,342

Class A:
Net asset value per share	$25.40

Maximum offering price per share (Net asset value of $25.40 ÷ 94.50%)	$26.88

Class C:
Net asset value and offering price per share	$22.41

Class R:
Net asset value and offering price per share	$24.23

Class Y:
Net asset value and offering price per share	$26.01

Class R5:
Net asset value and offering price per share	$25.37

Class R6:
Net asset value and offering price per share	$26.13

*	At April 30, 2022, securities with an aggregate value of $5,993,112 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Fundamental Alternatives Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$314,252

Dividends (net of foreign withholding taxes of $207)	1,661,414

Dividends from affiliated money market funds (includes securities lending income of $3,749)	30,639

Total investment income	2,006,305

Expenses:
Advisory fees	1,982,087

Administrative services fees	33,497

Custodian fees	23,813

Distribution fees:
Class A	432,430

Class C	90,243

Class R	30,387

Transfer agent fees – A, C, R and Y	417,633

Transfer agent fees – R5	2

Transfer agent fees – R6	1,317

Trustees’ and officers’ fees and benefits	17,054

Registration and filing fees	42,720

Professional services fees	39,196

Other	(55,448)

Total expenses	3,054,931

Less: Fees waived and/or expense offset arrangement(s)	(7,829)

Net expenses	3,047,102

Net investment income (loss)	(1,040,797)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	31,776,460

Affiliated investment securities	(1,677)

Foreign currencies	(5,217)

Forward foreign currency contracts	455,933

Futures contracts	(9,772,326)

Swap agreements	(1,385,328)

21,067,845

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(45,213,481)

Foreign currencies	(110,034)

Forward foreign currency contracts	1,132,265

Futures contracts	4,976,419

Swap agreements	(430,217)

(39,645,048)

Net realized and unrealized gain (loss)	(18,577,203)

Net increase (decrease) in net assets resulting from operations	$(19,618,000)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Fundamental Alternatives Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income (loss)	$(1,040,797)	$(1,306,329)

Net realized gain	21,067,845	18,893,465

Change in net unrealized appreciation (depreciation)	(39,645,048)	19,228,818

Net increase (decrease) in net assets resulting from operations	(19,618,000)	36,815,954

Distributions to shareholders from distributable earnings:
Class A	(10,053,693)	(7,340,076)

Class C	(437,899)	(334,195)

Class R	(337,935)	(235,934)

Class Y	(3,063,994)	(3,334,842)

Class R5	(334)	(239)

Class R6	(200,601)	(4,349,596)

Total distributions from distributable earnings	(14,094,456)	(15,594,882)

Share transactions–net:
Class A	(8,864,314)	(35,215,742)

Class C	(1,852,393)	(8,816,984)

Class R	(542,603)	(1,493,496)

Class Y	(25,226,592)	(65,671,575)

Class R6	(1,337,744)	(213,443,598)

Net increase (decrease) in net assets resulting from share transactions	(37,823,646)	(324,641,395)

Net increase (decrease) in net assets	(71,536,102)	(303,420,323)

Net assets:
Beginning of period	505,222,568	808,642,891

End of period	$433,686,466	$505,222,568

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Fundamental Alternatives Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$27.26	$(0.06)	$(1.03)	$(1.09)	$(0.77)	$25.40	(4.15)%	$329,256	1.30	%(e)	1.30	%(e)	1.30	%(e)	(0.45	)%(e)	10%
Year ended 10/31/21	26.50	(0.08)	1.35	1.27	(0.51)	27.26	4.84	362,634	1.32		1.38		1.32		(0.27)		74
Year ended 10/31/20	26.83	0.28	(0.07)	0.21	(0.54)	26.50	0.77	386,680	1.56		1.61		1.52		1.07		223
Year ended 10/31/19	27.42	0.69	(0.82)	(0.13)	(0.46)	26.83	(0.45)	441,060	1.64		1.71		1.38		2.59		289
Year ended 10/31/18	27.21	0.45	0.19	0.64	(0.43)	27.42	2.34	477,683	1.96		1.99		1.35		1.67		155
Year ended 10/31/17	26.81	0.38	0.09	0.47	(0.07)	27.21	1.79	560,359	1.72		1.76		1.36		1.39		168
Class C
Six months ended 04/30/22	24.02	(0.14)	(0.91)	(1.05)	(0.56)	22.41	(4.51)	16,298	2.05	(e)	2.05	(e)	2.05	(e)	(1.20	)(e)	10
Year ended 10/31/21	23.36	(0.25)	1.21	0.96	(0.30)	24.02	4.11	19,401	2.08		2.13		2.08		(1.03)		74
Year ended 10/31/20	23.60	0.07	(0.07)	0.00	(0.24)	23.36	0.00	27,495	2.33		2.35		2.28		0.30		223
Year ended 10/31/19	24.17	0.43	(0.74)	(0.31)	(0.26)	23.60	(1.25)	38,860	2.42		2.47		2.14		1.81		289
Year ended 10/31/18	24.03	0.22	0.16	0.38	(0.24)	24.17	1.59	89,319	2.72		2.75		2.11		0.90		155
Year ended 10/31/17	23.85	0.15	0.08	0.23	(0.05)	24.03	0.96	110,630	2.49		2.53		2.13		0.62		168
Class R
Six months ended 04/30/22	26.00	(0.09)	(0.98)	(1.07)	(0.70)	24.23	(4.26)	11,350	1.55	(e)	1.55	(e)	1.55	(e)	(0.70	)(e)	10
Year ended 10/31/21	25.29	(0.14)	1.29	1.15	(0.44)	26.00	4.58	12,755	1.58		1.63		1.58		(0.53)		74
Year ended 10/31/20	25.60	0.21	(0.07)	0.14	(0.45)	25.29	0.51	13,867	1.82		1.86		1.78		0.81		223
Year ended 10/31/19	26.18	0.59	(0.78)	(0.19)	(0.39)	25.60	(0.70)	16,296	1.91		1.97		1.64		2.33		289
Year ended 10/31/18	26.02	0.36	0.17	0.53	(0.37)	26.18	2.07	19,426	2.23		2.26		1.62		1.40		155
Year ended 10/31/17	25.69	0.29	0.10	0.39	(0.06)	26.02	1.51	21,058	1.98		2.02		1.62		1.12		168
Class Y
Six months ended 04/30/22	27.94	(0.03)	(1.06)	(1.09)	(0.84)	26.01	(4.05)	71,800	1.05	(e)	1.05	(e)	1.05	(e)	(0.20	)(e)	10
Year ended 10/31/21	27.14	(0.01)	1.39	1.38	(0.58)	27.94	5.14	103,680	1.07		1.13		1.07		(0.02)		74
Year ended 10/31/20	27.47	0.36	(0.08)	0.28	(0.61)	27.14	1.00	165,217	1.31		1.35		1.27		1.32		223
Year ended 10/31/19	28.07	0.77	(0.84)	(0.07)	(0.53)	27.47	(0.22)	266,741	1.41		1.47		1.14		2.82		289
Year ended 10/31/18	27.86	0.52	0.19	0.71	(0.50)	28.07	2.59	352,559	1.73		1.76		1.12		1.90		155
Year ended 10/31/17	27.47	0.45	0.09	0.54	(0.15)	27.86	1.98	405,224	1.49		1.53		1.13		1.61		168
Class R5
Six months ended 04/30/22	27.29	(0.01)	(1.02)	(1.03)	(0.89)	25.37	(3.94)	10	0.91	(e)	0.91	(e)	0.91	(e)	(0.06	)(e)	10
Year ended 10/31/21	26.55	0.03	1.35	1.38	(0.64)	27.29	5.24	10	0.91		0.92		0.91		0.14		74
Year ended 10/31/20	26.87	0.39	(0.05)	0.34	(0.66)	26.55	1.23	10	1.14		1.15		1.10		1.49		223
Period ended 10/31/19(f)	26.56	0.35	(0.04)	0.31	—	26.87	1.17	10	1.25	(e)	1.35	(e)	1.02	(e)	2.97	(e)	289
Class R6
Six months ended 04/30/22	28.09	(0.01)	(1.06)	(1.07)	(0.89)	26.13	(3.97)	4,974	0.91	(e)	0.91	(e)	0.91	(e)	(0.06	)(e)	10
Year ended 10/31/21	27.27	0.04	1.42	1.46	(0.64)	28.09	5.40	6,743	0.90		0.92		0.90		0.15		74
Year ended 10/31/20	27.60	0.41	(0.08)	0.33	(0.66)	27.27	1.19	215,374	1.12		1.14		1.08		1.51		223
Year ended 10/31/19	28.21	0.82	(0.86)	(0.04)	(0.57)	27.60	(0.08)	175,917	1.23		1.29		0.96		3.00		289
Year ended 10/31/18	28.00	0.57	0.19	0.76	(0.55)	28.21	2.77	211,904	1.58		1.61		0.97		2.05		155
Year ended 10/31/17	27.60	0.50	0.10	0.60	(0.20)	28.00	2.18	151,697	1.29		1.32		0.92		1.80		168

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.02%, 0.01%, 0.00%, and 0.00% for the years ended October 31, 2020, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Fundamental Alternatives Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Fundamental Alternatives Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Fundamental Alternatives Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

24	Invesco Fundamental Alternatives Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Structured Securities - The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

25	Invesco Fundamental Alternatives Fund

K.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts - The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, inflation and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s

26	Invesco Fundamental Alternatives Fund

NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility and variance swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for

27	Invesco Fundamental Alternatives Fund

floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Q.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

S.

Other Risks - The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

T.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 1.0 billion	0.850%

Next $500 million	0.800%

Next $500 million	0.750%

Next $500 million	0.700%

Next $500 million	0.650%

Next $500 million	0.600%

Next $500 million	0.550%

Over $4 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.84%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $7,513.

28	Invesco Fundamental Alternatives Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $14,260 in front-end sales commissions from the sale of Class A shares and $88 and $94 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$147,707,626	$7,355	$1,429	$147,716,410
U.S. Treasury Securities	–	61,824,693	–	61,824,693
U.S. Dollar Denominated Bonds & Notes	–	31,380,783	–	31,380,783
Non-U.S. Dollar Denominated Bonds & Notes	–	14,816,839	–	14,816,839
Variable Rate Senior Loan Interests	–	65,504	18,571	84,075
Preferred Stocks	–	–	66,755	66,755
Event-Linked Bonds	–	–	0	0
Money Market Funds	97,976,048	6,270,812	–	104,246,860
Total Investments in Securities	245,683,674	114,365,986	86,755	360,136,415

Other Investments – Assets*
Futures Contracts	3,217,250	–	–	3,217,250
Forward Foreign Currency Contracts	–	1,401,623	–	1,401,623
Swap Agreements	–	83,910	–	83,910
	3,217,250	1,485,533	–	4,702,783

29	Invesco Fundamental Alternatives Fund

	Level 1	Level 2	Level 3	Total

Other Investments – Liabilities*

Futures Contracts	$(4,941,866)	$–	$–	$(4,941,866)

Swap Agreements	–	(438,774)	–	(438,774)

	(4,941,866)	(438,774)	–	(5,380,640)

Total Other Investments	(1,724,616)	1,046,759	–	(677,857)

Total Investments	$243,959,058	$115,412,745	$86,755	$359,458,558

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$541,403	$–	$–	$2,350,975	$324,872	$3,217,250

Unrealized appreciation on forward foreign currency contracts outstanding	–	–	1,401,623	–	–	1,401,623

Unrealized appreciation on swap agreements – OTC	83,910	–	–	–	–	83,910

Total Derivative Assets	625,313	–	1,401,623	2,350,975	324,872	4,702,783

Derivatives not subject to master netting agreements	(541,403)	–	–	(2,350,975)	(324,872)	(3,217,250)

Total Derivative Assets subject to master netting agreements	$83,910	$–	$1,401,623	$–	$–	$1,485,533

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(594,037)	$–	$–	$(338,559)	$(4,009,270)	$(4,941,866)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	–	(438,774)	–	–	–	(438,774)

Total Derivative Liabilities	(594,037)	(438,774)	–	(338,559)	(4,009,270)	(5,380,640)

Derivatives not subject to master netting agreements	594,037	438,774	–	338,559	4,009,270	5,380,640

Total Derivative Liabilities subject to master netting agreements	$–	$–	$–	$–	$–	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets			Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Fund
Citibank, N.A.	$1,401,623	$–	$1,401,623	$ –	$1,401,623	$—	$—	$1,401,623

30	Invesco Fundamental Alternatives Fund

	Financial Derivative Assets			Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)

Subsidiary
BNP Paribas S.A.	$–	$31,055	$31,055	$(88)	$30,967	$–	$–	$30,967

Merrill Lynch International	–	1,669	1,669	(156,109)	(154,440)	–	–	(154,440)

Royal Bank of Canada	–	–	–	(9,822)	(9,822)	–	–	(9,822)

UBS AG	–	52,855	52,855	(61)	52,794	–	–	52,794

Subtotal – Subsidiary	–	85,579	85,579	(166,080)	(80,501)	–	–	(80,501)

Total	$1,401,623	$85,579	$1,487,202	$(166,080)	$1,321,122	$–	$–	$1,321,122

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$455,933	$-	$-	$455,933

Futures contracts	(1,976,623)	-	-	(2,542,964)	(5,252,739)	(9,772,326)

Swap agreements	(1,547,875)	162,547	-	-	-	(1,385,328)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	1,132,265	-	-	1,132,265

Futures contracts	135,188	-	-	5,345,295	(504,064)	4,976,419

Swap agreements	75,283	(505,500)	-	-	-	(430,217)

Total	$(3,314,027)	$(342,953)	$1,588,198	$2,802,331	$(5,756,803)	$(5,023,254)

     The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$16,595,241	$229,999,665	$14,909,310

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $316.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

31	Invesco Fundamental Alternatives Fund

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of April 30, 2022. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

		Unfunded Loan	Unrealized Appreciation
Borrower	Type	Commitment	(Depreciation)

Southcross Energy Partners L.P.	Revolver Loan	$18,571	$0

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$326,694	$22,244,829	$22,571,523

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $29,567,022 and $148,340,823, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$47,372,166

Aggregate unrealized (depreciation) of investments	(18,254,835)

Net unrealized appreciation of investments	$29,117,331

    Cost of investments for tax purposes is $330,341,227.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	219,323	$5,800,370	492,343	$13,353,888

Class C	32,837	766,127	89,686	2,150,042

Class R	42,527	1,066,478	54,892	1,423,375

Class Y	217,449	5,872,389	885,300	24,573,086

Class R6	20,166	553,768	436,879	12,158,047

Issued as reinvestment of dividends:
Class A	354,615	9,471,770	259,426	6,918,884

Class C	17,796	420,343	13,520	319,754

Class R	13,155	335,466	9,161	233,503

Class Y	92,274	2,520,915	107,546	2,932,788

Class R6	5,510	151,127	158,454	4,333,714

Automatic conversion of Class C shares to Class A shares:
Class A	43,560	1,144,248	210,260	5,670,904

Class C	(49,377)	(1,144,248)	(237,496)	(5,670,904)

32	Invesco Fundamental Alternatives Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(956,030)	$(25,280,702)	(2,254,468)	$(61,159,418)

Class C	(81,666)	(1,894,615)	(234,670)	(5,615,876)

Class R	(77,758)	(1,944,547)	(121,876)	(3,150,374)

Class Y	(1,260,335)	(33,619,896)	(3,368,547)	(93,177,449)

Class R6	(75,383)	(2,042,639)	(8,252,546)	(229,935,359)

Net increase (decrease) in share activity	(1,441,337)	$(37,823,646)	(11,752,136)	$(324,641,395)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

33	Invesco Fundamental Alternatives Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$958.50	$6.31	$1,018.35	$6.51	1.30%
Class C	1,000.00	954.90	9.94	1,014.63	10.24	2.05
Class R	1,000.00	957.00	7.52	1,017.11	7.75	1.55
Class Y	1,000.00	959.80	5.10	1,019.59	5.26	1.05
Class R5	1,000.00	960.20	4.42	1,020.28	4.56	0.91
Class R6	1,000.00	960.30	4.42	1,020.28	4.56	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

34	Invesco Fundamental Alternatives Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-FALT-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Allocation Fund

Nasdaq:

A: QVGIX ∎ C: QGRCX ∎ R: QGRNX ∎ Y: QGRYX ∎ R5: GLALX ∎ R6: QGRIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

16	Consolidated Financial Statements

19	Consolidated Financial Highlights

20	Notes to Consolidated Financial Statements

30	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.75%
Class C Shares	-12.06
Class R Shares	-11.79
Class Y Shares	-11.59
Class R5 Shares	-11.57
Class R6 Shares	-11.59
Custom Invesco Global Allocation Index▼	-9.74
MSCI All Country World Index∎	-11.63
Bloomberg Global Aggregate Bond Index, Hedged∎	-7.25

Source(s): ▼Invesco, RIMES Technologies Corp.; ∎RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Global Allocation Index is composed of 60% MSCI All Country World Index/40% Bloomberg Global Aggregate Bond Index, Hedged.

    The Bloomberg Global Aggregate Bond Index, Hedged tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Allocation Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (11/1/91)	7.21%
10 Years	4.92
5 Years	3.34
1 Year	-13.46
Class C Shares
Inception (9/1/93)	6.99%
10 Years	4.89
5 Years	3.73
1 Year	-9.90
Class R Shares
Inception (3/1/01)	3.47%
10 Years	5.26
5 Years	4.26
1 Year	-8.59
Class Y Shares
Inception (5/1/00)	4.50%
10 Years	5.80
5 Years	4.78
1 Year	-8.13
Class R5 Shares
10 Years	5.65%
5 Years	4.77
1 Year	-8.04
Class R6 Shares
Inception (2/28/12)	5.74%
10 Years	5.98
5 Years	4.94
1 Year	-8.06

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Allocation Fund. Note: The Fund was subsequently renamed the Invesco Global Allocation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Allocation Fund

Consolidated Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Exchange-Traded Funds–45.87%
Invesco High Yield Bond Factor ETF(b)	1,076,000	$24,877,120

Invesco International Developed Dynamic Multifactor ETF(b)	4,910,000	110,702,824

Invesco Russell 1000 Dynamic Multifactor ETF(b)	4,826,160	218,142,432

Invesco Russell 2000 Dynamic Multifactor ETF(b)(c)	1,075,600	39,134,953

Invesco Senior Loan ETF(b)(c)	3,105,100	66,945,956

iShares® 0-5 Year High Yield Corporate Bond ETF	1,900,000	81,149,000

Total Exchange-Traded Funds (Cost $472,739,437)		540,952,285

Common Stocks & Other Equity Interests–28.07%
Aerospace & Defense–0.70%
Airbus SE (France)	48,162	5,237,501

CAE, Inc. (Canada)(d)	39,649	942,885

L3Harris Technologies, Inc.	2,343	544,185

Northrop Grumman Corp.	1,323	581,326

Safran S.A. (France)	8,809	937,520

		8,243,417

Agricultural & Farm Machinery–0.02%
CNH Industrial N.V. (United Kingdom)	20,516	291,122

Air Freight & Logistics–0.38%
InPost S.A. (Poland)(d)	39,565	241,922

United Parcel Service, Inc., Class B	9,978	1,795,840

ZTO Express Cayman, Inc. (China)	5,979	164,620

ZTO Express Cayman, Inc., ADR (China)	83,112	2,286,411

		4,488,793

Apparel, Accessories & Luxury Goods–1.54%
adidas AG (Germany)	5,710	1,163,003

Brunello Cucinelli S.p.A. (Italy)(d)	5,334	271,879

Cie Financiere Richemont S.A. (Switzerland)	24,662	2,866,783

Cie Financiere Richemont S.A., Wts.,expiring 11/22/2023 (Switzerland)(d)	50,652	35,929

EssilorLuxottica S.A. (France)	2,586	438,706

Hermes International (France)	1,616	1,988,334

Kering S.A. (France)	7,793	4,139,278

LVMH Moet Hennessy Louis Vuitton SE (France)	9,703	6,208,908

PRADA S.p.A. (Italy)	177,400	1,093,049

		18,205,869

Application Software–1.58%
Adobe, Inc.(d)	6,934	2,745,517

Atlassian Corp. PLC, Class A(d)	2,928	658,302

Bill.com Holdings, Inc.(d)	3,405	581,268

Dassault Systemes SE (France)	26,255	1,167,948

Datadog, Inc., Class A(d)	5,991	723,593

HubSpot, Inc.(d)	1,409	534,617

Intuit, Inc.	9,482	3,970,587

Manhattan Associates, Inc.(d)	7,170	936,043

	Shares	Value

Application Software–(continued)
Paylocity Holding Corp.(d)	4,420	$838,165

Qualtrics International, Inc., Class A(d)	13,759	255,092

Roper Technologies, Inc.	947	445,014

SAP SE (Germany)	24,926	2,570,944

Splunk, Inc.(d)	3,655	445,983

Synopsys, Inc.(d)	4,687	1,344,185

Tyler Technologies, Inc.(d)	2,122	837,575

Xero Ltd. (New Zealand)(d)	9,470	621,060

		18,675,893

Asset Management & Custody Banks–0.07%
Ameriprise Financial, Inc.	1,545	410,182

KKR & Co., Inc., Class A	7,698	392,367

		802,549

Automotive Retail–0.07%
O’Reilly Automotive, Inc.(d)	1,344	815,203

Biotechnology–0.33%
Alnylam Pharmaceuticals, Inc.(d)	1,067	142,370

Ascendis Pharma A/S, ADR (Denmark)(d)	3,848	351,207

BeiGene Ltd., ADR (China)(d)	5,400	864,000

Brii Biosciences Ltd. (China)(d)	55,000	58,195

CSL Ltd. (Australia)	5,202	984,526

Horizon Therapeutics PLC(d)	3,627	357,477

Natera, Inc.(d)	4,723	165,872

Veracyte, Inc.(d)	11,414	233,645

Zai Lab Ltd., ADR (China)(d)	17,501	699,340

		3,856,632

Brewers–0.35%
Ambev S.A. (Brazil)	338,842	995,153

Asahi Group Holdings Ltd. (Japan)	41,300	1,542,035

Carlsberg A/S, Class B (Denmark)	12,469	1,578,267

		4,115,455

Broadcasting–0.05%
Zee Entertainment Enterprises Ltd. (India)	196,456	635,110

Building Products–0.22%
Advanced Drainage Systems, Inc.	5,258	538,735

Assa Abloy AB, Class B (Sweden)	44,147	1,113,741

Daikin Industries Ltd. (Japan)	5,900	907,186

		2,559,662

Casinos & Gaming–0.28%
Boyd Gaming Corp.	4,889	296,176

Entain PLC (United Kingdom)(d)	83,687	1,573,450

Flutter Entertainment PLC (Ireland)(d)	14,658	1,472,650

		3,342,276

Commodity Chemicals–0.13%
LG Chem Ltd. (South Korea)	2,721	1,092,969

Olin Corp.	6,855	393,477

		1,486,446

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Allocation Fund

	Shares	Value

Communications Equipment–0.08%
Motorola Solutions, Inc.	4,163	$889,591

Construction & Engineering–0.08%
Boskalis Westminster (Netherlands)	1,374	47,520

Vinci S.A. (France)	5,544	534,909

WillScot Mobile Mini Holdings Corp.(d)	8,662	304,036

		886,465

Construction Machinery & Heavy Trucks–0.13%
Epiroc AB, Class A (Sweden)	77,167	1,569,346

Construction Materials–0.15%
Eagle Materials, Inc.	1,664	205,204

James Hardie Industries PLC, CDI	45,726	1,314,683

Vulcan Materials Co.	1,739	299,612

		1,819,499

Consumer Electronics–0.13%
Sony Group Corp. (Japan)	17,600	1,512,746

Data Processing & Outsourced Services–0.54%
Adyen N.V. (Netherlands)(d)(e)	509	851,281

Amadeus IT Group S.A. (Spain)(d)	34,788	2,169,145

Edenred (France)	14,659	734,780

Fidelity National Information Services, Inc.	3,687	365,566

Pagseguro Digital Ltd., Class A (Brazil)(d)	30,906	454,627

Paychex, Inc.	4,451	564,075

StoneCo Ltd., Class A (Brazil)(d)	13,153	123,901

Visa, Inc., Class A	5,388	1,148,345

		6,411,720

Department Stores–0.14%
Lojas Renner S.A. (Brazil)	99,495	477,959

Next PLC (United Kingdom)	15,561	1,167,877

		1,645,836

Distillers & Vintners–0.49%
Davide Campari-Milano N.V. (Italy)	104,774	1,179,137

Diageo PLC (United Kingdom)	38,834	1,924,423

Pernod Ricard S.A. (France)	13,253	2,730,580

		5,834,140

Distributors–0.05%
Pool Corp.	1,347	545,831

Diversified Banks–1.04%
Banco Bradesco S.A., Preference Shares (Brazil)	271,832	988,590

Commercial International Bank Egypt S.A.E. (Egypt)	125,313	303,586

Credicorp Ltd. (Peru)	2,021	280,697

Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	14,052	92,762

HDFC Bank Ltd. (India)	19,025	341,610

ICICI Bank Ltd., ADR (India)	59,203	1,127,225

ING Groep N.V. (Netherlands)	187,238	1,752,211

Kotak Mahindra Bank Ltd. (India)	168,458	3,913,296

Lloyds Banking Group PLC (United Kingdom)	1,749,032	986,079

NU Holdings Ltd., Class A (Brazil)(d)	40,800	245,208

PT Bank Central Asia Tbk (Indonesia)	1,488,200	832,349

	Shares	Value

Diversified Banks–(continued)
Sberbank of Russia PJSC (Russia)(f)	11,951	$0

Societe Generale S.A. (France)	58,683	1,394,261

TCS Group Holding PLC, GDR (Russia)(e)(f)	6,603	0

		12,257,874

Diversified Capital Markets–0.07%
UBS Group AG (Switzerland)	47,041	795,860

Diversified Metals & Mining–0.66%
Anglo American PLC (South Africa)	60,279	2,674,912

Grupo Mexico S.A.B. de C.V., Class B (Mexico)	682,570	3,195,016

Korea Zinc Co. Ltd. (South Korea)	3,516	1,603,481

Teck Resources Ltd., Class B (Canada)	7,755	306,012

		7,779,421

Diversified Real Estate Activities–0.25%
Ayala Land, Inc. (Philippines)	1,016,600	622,690

DLF Ltd. (India)	483,977	2,308,027

		2,930,717

Drug Retail–0.04%
Shop Apotheke Europe N.V. (Netherlands)(d)(e)	2,585	215,349

Zur Rose Group AG (Switzerland)(d)	2,124	260,333

		475,682

Electrical Components & Equipment–0.34%
AMETEK, Inc.	8,594	1,085,078

Ceres Power Holdings PLC (United Kingdom)(d)	30,564	281,492

Generac Holdings, Inc.(d)	1,191	261,282

Nidec Corp. (Japan)	36,600	2,397,631

		4,025,483

Electronic Components–0.38%
Murata Manufacturing Co. Ltd. (Japan)	29,800	1,784,145

Omron Corp. (Japan)	12,200	722,867

Samsung Electro-Mechanics Co. Ltd. (South Korea)	4,345	562,337

Sunny Optical Technology Group Co. Ltd. (China)	15,900	232,629

TDK Corp. (Japan)	37,600	1,174,472

		4,476,450

Electronic Equipment & Instruments–0.28%
Keyence Corp. (Japan)	6,900	2,783,849

Trimble, Inc.(d)	6,889	459,496

		3,243,345

Environmental & Facilities Services–0.30%
Rentokil Initial PLC (United Kingdom)	277,921	1,909,482

Republic Services, Inc.	3,513	471,691

Waste Connections, Inc.	8,438	1,164,191

		3,545,364

Fertilizers & Agricultural Chemicals–0.06%
FMC Corp.	5,396	715,186

Financial Exchanges & Data–0.65%
FactSet Research Systems, Inc.	829	334,493

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Allocation Fund

	Shares	Value

Financial Exchanges & Data–(continued)
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,300	$224,774

London Stock Exchange Group PLC (United Kingdom)	21,835	2,166,618

MSCI, Inc.	2,330	981,513

S&P Global, Inc.	10,475	3,943,837

		7,651,235

Food Distributors–0.04%
Performance Food Group Co.(d)	9,068	446,599

Food Retail–0.33%
Alimentation Couche-Tard, Inc. (Canada)	34,755	1,547,222

Kobe Bussan Co. Ltd. (Japan)	21,700	528,456

Ocado Group PLC (United Kingdom)(d)	75,036	855,469

Seven & i Holdings Co. Ltd. (Japan)	21,600	950,726

		3,881,873

Footwear–0.03%
Puma SE (Germany)	5,073	378,798

General Merchandise Stores–0.32%
Dollar Tree, Inc.(d)	5,281	857,898

Dollarama, Inc. (Canada)	49,888	2,773,519

Pan Pacific International Holdings Corp. (Japan)	11,900	183,963

		3,815,380

Gold–0.24%
Agnico Eagle Mines Ltd. (Canada)	25,627	1,492,260

Northern Star Resources Ltd. (Australia)	204,350	1,389,500

Polyus PJSC (Russia)(d)(f)	3,242	0

Polyus PJSC, GDR (Russia)(e)(f)	3,188	0

		2,881,760

Health Care Distributors–0.08%
AmerisourceBergen Corp.	5,886	890,493

Health Care Equipment–0.69%
Ambu A/S, Class B (Denmark)	8,063	105,979

Boston Scientific Corp.(d)	7,316	308,077

IDEXX Laboratories, Inc.(d)	2,661	1,145,507

Insulet Corp.(d)	2,411	576,205

Intuitive Surgical, Inc.(d)	1,547	370,197

Medtronic PLC	23,505	2,452,982

MicroTech Medical Hangzhou Co. Ltd., H Shares (China)(d)(e)	20,400	29,107

Omnicell, Inc.(d)	2,380	259,825

ResMed, Inc.	6,621	1,324,001

Siemens Healthineers AG (Germany)(e)	17,871	965,890

STERIS PLC	2,398	537,272

		8,075,042

Health Care Facilities–0.06%
Tenet Healthcare Corp.(d)	9,745	706,610

Health Care Services–0.06%
Castle Biosciences, Inc.(d)	2,763	61,725

Dr Lal PathLabs Ltd. (India)(e)	16,789	563,507

New Horizon Health Ltd. (China)(d)(e)	31,000	65,945

		691,177

	Shares	Value

Health Care Supplies–0.21%
Alcon, Inc. (Switzerland)	14,145	$1,007,265

ConvaTec Group PLC (United Kingdom)(e)	167,048	441,282

Cooper Cos., Inc. (The)	1,338	483,072

Hoya Corp. (Japan)	5,100	508,109

		2,439,728

Health Care Technology–0.01%
Doximity, Inc., Class A(d)	1,667	66,463

Homebuilding–0.13%
Sekisui House Ltd. (Japan)	86,300	1,488,378

Hotels, Resorts & Cruise Lines–0.41%
Choice Hotels International, Inc.	4,610	647,521

Hilton Worldwide Holdings, Inc.(d)	7,306	1,134,549

Huazhu Group Ltd. (China)	4,900	15,362

Huazhu Group Ltd., ADR (China)	66,932	2,024,024

Marriott International, Inc., Class A(d)	1,822	323,441

Trainline PLC (United Kingdom)(d)(e)	189,894	661,736

		4,806,633

Human Resource & Employment Services–0.10%
Benefit One, Inc. (Japan)	23,400	351,044

Recruit Holdings Co. Ltd. (Japan)	22,600	833,661

		1,184,705

Hypermarkets & Super Centers–0.14%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	459,268	1,624,031

Industrial Conglomerates–0.43%
Hitachi Ltd. (Japan)	34,300	1,597,227

Melrose Industries PLC (United Kingdom)	204,527	294,199

Siemens AG (Germany)	17,291	2,150,741

SM Investments Corp. (Philippines)	63,594	1,033,173

		5,075,340

Industrial Gases–0.22%
Air Liquide S.A. (France)	14,979	2,586,020

Industrial Machinery–0.40%
Aalberts N.V. (Netherlands)	13,229	637,759

Atlas Copco AB, Class A (Sweden)	51,385	2,327,012

FANUC Corp. (Japan)	900	139,199

Kornit Digital Ltd. (Israel)(d)	4,878	324,387

Middleby Corp. (The)(d)	3,466	533,383

SKF AB, Class B (Sweden)	13,649	221,503

VAT Group AG (Switzerland)(e)	1,759	545,874

		4,729,117

Insurance Brokers–0.07%
Arthur J. Gallagher & Co.	5,163	869,914

Integrated Oil & Gas–0.37%
Novatek PJSC, GDR (Russia)(e)(f)	19,962	0

Repsol S.A. (Spain)	92,727	1,391,318

Shell PLC, ADR (Netherlands)	56,179	3,001,644

		4,392,962

Integrated Telecommunication Services–0.18%
Spark New Zealand Ltd. (New Zealand)	663,926	2,101,481

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Allocation Fund

	Shares	Value

Interactive Home Entertainment–0.35%
Konami Holdings Corp. (Japan)	20,400	$1,260,708

NetEase, Inc., ADR (China)	30,546	2,911,950

		4,172,658

Interactive Media & Services–1.35%
Adevinta ASA, Class B (France)(d)	67,129	524,245

Alphabet, Inc., Class A(d)	3,381	7,716,085

Meta Platforms, Inc., Class A(d)	14,147	2,836,049

NAVER Corp. (South Korea)	2,860	646,939

Rightmove PLC (United Kingdom)	107,091	823,245

Tencent Holdings Ltd. (China)	63,017	2,955,836

Yandex N.V., Class A (Russia)(d)(f)	54,808	0

ZoomInfo Technologies, Inc., Class A(d)	9,728	461,107

		15,963,506

Internet & Direct Marketing Retail–0.66%
Alibaba Group Holding Ltd. (China)(d)	80,900	988,744

Amazon.com, Inc.(d)	252	626,379

Americanas S.A. (Brazil)	133,029	645,778

Farfetch Ltd., Class A (United Kingdom)(d)	25,200	282,240

JD.com, Inc., ADR (China)(d)	47,153	2,907,454

Meituan, B Shares (China)(d)(e)	90,600	1,944,637

Zalando SE (Germany)(d)(e)	10,819	429,108

		7,824,340

Internet Services & Infrastructure–0.06%
MongoDB, Inc.(d)	1,528	542,333

Shopify, Inc., Class A (Canada)(d)	507	216,878

		759,211

Investment Banking & Brokerage–0.08%
LPL Financial Holdings, Inc.	4,962	932,211

IT Consulting & Other Services–0.75%
Cognizant Technology Solutions Corp., Class A	8,566	692,989

EPAM Systems, Inc.(d)	3,297	873,672

Gartner, Inc.(d)	4,083	1,186,316

Globant S.A.(d)	4,148	895,926

Infosys Ltd. (India)	83,314	1,690,476

Tata Consultancy Services Ltd. (India)	75,066	3,454,119

		8,793,498

Leisure Products–0.05%
Bandai Namco Holdings, Inc. (Japan)	8,500	578,454

Life & Health Insurance–0.41%
AIA Group Ltd. (Hong Kong)	406,200	3,968,540

Legal & General Group PLC (United Kingdom)	162,173	504,320

Prudential PLC (United Kingdom)	28,550	350,621

		4,823,481

Life Sciences Tools & Services–0.95%
Agilent Technologies, Inc.	7,908	943,187

Avantor, Inc.(d)	36,699	1,169,964

Bio-Rad Laboratories, Inc., Class A(d)	652	333,863

Charles River Laboratories International, Inc.(d)	1,277	308,408

Danaher Corp.	1,117	280,512

	Shares	Value

Life Sciences Tools & Services–(continued)
Illumina, Inc.(d)	1,925	$571,051

IQVIA Holdings, Inc.(d)	2,673	582,687

Lonza Group AG (Switzerland)	1,506	884,167

Mettler-Toledo International, Inc.(d)	612	781,849

Repligen Corp.(d)	4,304	676,761

Samsung Biologics Co. Ltd. (South Korea)(d)(e)	2,644	1,746,920

Sartorius Stedim Biotech (France)	2,469	803,651

West Pharmaceutical Services, Inc.	2,432	766,226

Wuxi Biologics Cayman, Inc. (China)(d)(e)	179,300	1,301,160

		11,150,406

Managed Health Care–0.08%
Molina Healthcare, Inc.(d)	2,936	920,289

Movies & Entertainment–0.31%
CTS Eventim AG & Co. KGaA (Germany)(d)	16,198	1,125,719

Live Nation Entertainment, Inc.(d)	6,134	643,334

Universal Music Group N.V. (Netherlands)	77,968	1,803,822

Walt Disney Co. (The)(d)	1,175	131,165

		3,704,040

Multi-Utilities–0.09%
Veolia Environnement S.A. (France)	36,643	1,056,144

Office REITs–0.05%
Alexandria Real Estate Equities, Inc.	3,404	620,073

Oil & Gas Exploration & Production–0.39%
Inpex Corp. (Japan)	229,400	2,711,742

Pioneer Natural Resources Co.	3,166	736,000

Santos Ltd. (Australia)	208,526	1,164,523

		4,612,265

Oil & Gas Refining & Marketing–0.18%
Reliance Industries Ltd. (India)	59,236	2,141,929

Oil & Gas Storage & Transportation–0.09%
Cheniere Energy, Inc.	7,913	1,074,665

Other Diversified Financial Services–0.13%
FirstRand Ltd. (South Africa)	170,855	735,892

Hypoport SE (Germany)(d)	546	151,409

Jackson Financial, Inc., Class A	1	42

ORIX Corp. (Japan)	32,400	591,054

		1,478,397

Packaged Foods & Meats–0.03%
Barry Callebaut AG (Switzerland)	136	313,403

Paper Packaging–0.05%
Avery Dennison Corp.	3,016	544,690

Personal Products–0.14%
L’Oreal S.A. (France)	4,648	1,690,945

Pharmaceuticals–0.57%
Bayer AG (Germany)	7,576	499,355

Catalent, Inc.(d)	7,106	643,519

Novo Nordisk A/S, Class B (Denmark)	47,413	5,422,718

Phathom Pharmaceuticals, Inc.(d)	7,752	100,311

		6,665,903

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Allocation Fund

	Shares	Value

Property & Casualty Insurance–0.03%
W.R. Berkley Corp.	6,083	$404,459

Real Estate Development–0.05%
Macrotech Developers Ltd. (India)(e)	6,844	89,031

Oberoi Realty Ltd. (India)(d)	43,662	543,516

		632,547

Real Estate Operating Companies–0.07%
IWG PLC (Switzerland)(d)	165,279	498,349

SM Prime Holdings, Inc. (Philippines)	555,110	371,044

		869,393

Real Estate Services–0.05%
Jones Lang LaSalle, Inc.(d)	2,934	641,754

Regional Banks–0.09%
East West Bancorp, Inc.	4,757	339,174

SVB Financial Group(d)	1,520	741,213

		1,080,387

Research & Consulting Services–0.28%
Dun & Bradstreet Holdings, Inc.(d)	6,840	108,004

Equifax, Inc.	9,021	1,835,954

Nihon M&A Center Holdings, Inc. (Japan)	40,000	494,803

SGS S.A. (Switzerland)	353	906,509

		3,345,270

Restaurants–0.41%
Chipotle Mexican Grill, Inc.(d)	220	320,234

Compass Group PLC (United Kingdom)	66,724	1,405,447

Yum China Holdings, Inc. (China)	72,916	3,047,889

		4,773,570

Semiconductor Equipment–0.34%
ASML Holding N.V. (Netherlands)	4,599	2,601,971

Disco Corp. (Japan)	1,900	468,301

Enphase Energy, Inc.(d)	2,444	394,461

Lam Research Corp.	143	66,604

SCREEN Holdings Co. Ltd. (Japan)	6,300	516,102

		4,047,439

Semiconductors–1.60%
Alphawave IP Group PLC (United Kingdom)(d)	79,070	147,424

Analog Devices, Inc.	18,110	2,795,822

Infineon Technologies AG (Germany)	17,120	495,288

Lattice Semiconductor Corp.(d)	6,911	332,004

Marvell Technology, Inc.	29,683	1,723,989

MediaTek, Inc. (Taiwan)	64,000	1,753,655

Monolithic Power Systems, Inc.	2,570	1,008,057

NVIDIA Corp.	1,781	330,322

QUALCOMM, Inc.	3,969	554,430

Renesas Electronics Corp. (Japan)(d)	112,100	1,200,243

STMicroelectronics N.V., New York Shares (Singapore)	26,779	980,647

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	397,000	7,241,279

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2,709	251,747

		18,814,907

	Shares	Value

Soft Drinks–0.27%
Britvic PLC (United Kingdom)	70,857	$756,843

Coca-Cola Europacific Partners PLC (United Kingdom)	20,887	1,043,306

Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	184,238	1,385,317

		3,185,466

Specialized REITs–0.05%
Extra Space Storage, Inc.	3,114	591,660

Specialty Chemicals–0.14%
Albemarle Corp.	1,761	339,574

Ecolab, Inc.	632	107,023

Sika AG (Switzerland)	3,991	1,213,577

		1,660,174

Specialty Stores–0.11%
Tractor Supply Co.	3,776	760,675

Ulta Beauty, Inc.(d)	1,426	565,837

		1,326,512

Steel–0.15%
POSCO Holdings, Inc. (South Korea)	2,511	568,989

Vale S.A., ADR (Brazil)	71,918	1,214,695

		1,783,684

Systems Software–0.28%
Crowdstrike Holdings, Inc., Class A(d)	1,446	287,407

Microsoft Corp.	3,393	941,625

Oracle Corp.	12,100	779,517

Palo Alto Networks, Inc.(d)	1,564	877,842

Zscaler, Inc.(d)	2,232	452,516

		3,338,907

Technology Hardware, Storage & Peripherals–0.14%
Samsung Electronics Co. Ltd. (South Korea)	31,707	1,684,723

Thrifts & Mortgage Finance–0.43%
Housing Development Finance Corp. Ltd. (India)	176,365	5,077,849

Tobacco–0.26%
Swedish Match AB (Sweden)	380,444	3,031,649

Trading Companies & Distributors–0.27%
Ferguson PLC	7,569	954,553

Marubeni Corp. (Japan)	98,700	1,080,128

RS GROUP PLC (United Kingdom)	45,896	598,598

SiteOne Landscape Supply, Inc.(d)	3,499	493,464

		3,126,743

Trucking–0.09%
Grab Holdings, Inc. (Singapore)	195,278	576,070

Old Dominion Freight Line, Inc.	1,639	459,117

		1,035,187

Wireless Telecommunication Services–0.09%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	38,177	741,779

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Allocation Fund

	Shares	Value

Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom)	205,392	$310,741

		1,052,520

Total Common Stocks & Other Equity Interests (Cost $332,621,347)		330,988,030

	Principal
	Amount
U.S. Treasury Securities–20.69%
U.S. Treasury Bonds–4.77%
2.00%, 08/15/2051	$69,595,000	56,246,896

U.S. Treasury Inflation — Indexed Notes–5.22%
0.13%, 01/15/2032(g)	60,634,239	61,542,750

U.S. Treasury Notes–10.70%
2.75%, 02/15/2028(h)	54,038,500	53,428,456

1.88%, 02/15/2032	79,730,000	72,815,914

		126,244,370

Total U.S. Treasury Securities (Cost $272,058,268)		244,034,016

	Shares
Preferred Stocks–0.13%
Diversified Banks–0.02%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	268,055

Diversified Support Services–0.11%
Harambee Re Ltd., Pfd.(f)	1,200	52,954

Kinesis Re I Ltd., Series 2019-1, Pfd.(f)	116,394	178,652

Lion Rock Re Ltd., Series S, Pfd.(f)	375	22,191

Mt. Logan Re Ltd., Pfd.(f)	1,737	939,824

Thopas Re Ltd., Pfd.(f)	74	1

Turing Re Ltd., Series 2019-1, Pfd.(e)(f)	13,286	33,842

Viribus Re Ltd., Pfd.(f)	457,088	52,559

		1,280,023

Total Preferred Stocks (Cost $5,031,051)		1,548,078

	Principal
	Amount
Event-Linked Bonds–0.12%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(e)(f)(i)	$15,000	29,791

Other Diversified Financial Services–0.12%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(e)(f)(i)	10,800	115,483

	Principal
	Amount	Value

Other Diversified Financial Services–(continued)
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(e)(f)(i)	$15,621	$37,570

Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(e)(f)(i)	1,800,000	1,210,168

		1,363,221

Total Event-Linked Bonds (Cost $1,841,421)		1,393,012

U.S. Dollar Denominated Bonds & Notes–0.02%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $210,126)	210,000	211,993

	Shares

Money Market Funds–1.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(b)(j)	6,009,684	6,009,684

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(b)(j)	4,294,233	4,293,374

Invesco Treasury Portfolio, Institutional Class, 0.23%(b)(j)	6,868,210	6,868,210

Total Money Market Funds (Cost $17,171,964)		17,171,268

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.36% (Cost $1,101,673,614)		1,136,298,682

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.51%
Invesco Private Government Fund, 0.40%(b)(j)(k)	19,507,784	19,507,784

Invesco Private Prime Fund, 0.35%(b)(j)(k)	45,518,162	45,518,162

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,024,269)		65,025,946

TOTAL INVESTMENTS IN SECURITIES–101.87% (Cost $1,166,697,883)		1,201,324,628

OTHER ASSETS LESS LIABILITIES–(1.87)%		(21,996,880)

NET ASSETS–100.00%		$1,179,327,748

Investment Abbreviations:

ADR	- American Depositary Receipt
CDI	- CREST Depository Interest
CPO	- Certificates of Ordinary Participation
ETF	- Exchange-Traded Fund
GDR	- Global Depositary Receipt
Pfd.	- Preferred
REIT	- Real Estate Investment Trust
Wts.	- Warrants

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$ 52,397,015	$-	$(49,099,874)	$83,845	$(3,380,986)	$-	$ 621,032
Invesco Fundamental High Yield® Corporate Bond ETF	39,260,258	-	(39,320,675)	(1,394,214)	1,454,631	-	-
Invesco High Yield Bond Factor ETF	27,448,760	-	-	(2,571,640)	-	24,877,120	713,463
Invesco International Developed Dynamic Multifactor ETF	130,625,149	-	-	(19,922,325)	-	110,702,824	2,902,497
Invesco Russell 1000 Dynamic Multifactor ETF	236,240,532	-	-	(18,098,100)	-	218,142,432	1,034,391
Invesco Russell 2000 Dynamic Multifactor ETF	44,940,397	-	-	(5,805,444)	-	39,134,953	206,547
Invesco Senior Loan ETF	68,560,608	-	(57,357)	(1,557,295)	-	66,945,956	1,072,284
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,228,330	91,401,493	(91,620,139)	-	-	6,009,684	3,404
Invesco Liquid Assets Portfolio, Institutional Class	4,146,169	65,286,781	(65,138,719)	(676)	(181)	4,293,374	3,254
Invesco Treasury Portfolio, Institutional Class	7,118,091	104,458,849	(104,708,730)	-	-	6,868,210	3,579
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	54,339,180	(34,831,396)	-	-	19,507,784	10,109	*
Invesco Private Prime Fund	-	112,103,209	(66,578,782)	1,677	(7,942)	45,518,162	20,972	*
Investments in Other Affiliates:
Lion Rock Re Ltd., Series S, Pfd.**	53,327	-	-	(31,136)	-	22,191	-
Total	$617,018,636	$427,589,512	$(451,355,672)	$(49,295,308)	$(1,934,478)	$542,022,690	$6,591,532

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of April 30, 2022, this security was not considered as an affiliate of the Fund.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Non-income producing security.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $11,277,681, which represented less than 1% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Principal amount of security and interest payments are adjusted for inflation. See Note 1J.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(i)	Zero coupon bond issued at a discount.
(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

	Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	882	June-2022	$182,022,750	$(6,116,255)	$(6,116,255)

MSCI Emerging Market Index	1,133	June-2022	59,901,710	(5,157,252)	(5,157,252)

S&P/ASX 200 Index	32	June-2022	4,187,863	203,969	203,969

S&P/TSX 60 Index	21	June-2022	4,093,255	(133,796)	(133,796)

Subtotal				(11,203,334)	(11,203,334)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Allocation Fund

Open Futures Contracts–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	217	June-2022	$25,856,906	$(1,563,078)	$(1,563,078)

Subtotal-Long Futures Contracts				(12,766,412)	(12,766,412)

Short Futures Contracts

Equity Risk

Nikkei 225 Index	44	June-2022	(9,110,229)	175,791	175,791

E-Mini Russell 2000 Index	403	June-2022	(37,505,195)	3,065,197	3,065,197

EURO STOXX 600 Index	2,594	June-2022	(60,997,497)	(1,238,072)	(1,238,072)

Subtotal				2,002,916	2,002,916

Interest Rate Risk

U.S. Treasury 5 Year Notes	714	June-2022	(80,447,719)	1,679,016	1,679,016

Subtotal-Short Futures Contracts				3,681,932	3,681,932

Total Futures Contracts				$(9,084,480)	$(9,084,480)

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/15/2022	Bank of America, N.A.	KRW	23,470,000,000	USD	19,220,375	$640,670

06/15/2022	Bank of America, N.A.	NZD	31,140,000	USD	21,271,149	1,168,885

06/15/2022	Barclays Bank PLC	DKK	40,415,000	USD	6,032,097	289,304

06/15/2022	Barclays Bank PLC	INR	2,750,000,000	USD	35,906,221	151,521

06/15/2022	Barclays Bank PLC	USD	3,359,781	INR	260,000,000	20,663

07/15/2022	Barclays Bank PLC	JPY	1,513,000,000	USD	12,276,616	584,814

06/15/2022	BNP Paribas S.A.	CAD	51,600,000	USD	41,281,972	1,119,301

06/02/2022	Citibank, N.A.	BRL	42,700,000	USD	8,926,257	373,039

06/02/2022	Citibank, N.A.	USD	20,827,045	BRL	110,400,000	1,287,131

06/15/2022	Citibank, N.A.	GBP	4,300,000	USD	5,633,194	225,972

06/15/2022	Citibank, N.A.	USD	17,834,418	PHP	945,670,000	122,145

06/15/2022	Citibank, N.A.	ZAR	253,000,000	USD	16,635,456	687,836

06/15/2022	Deutsche Bank AG	EUR	6,200,000	USD	6,895,150	341,583

06/15/2022	Deutsche Bank AG	TWD	670,000,000	USD	23,418,794	592,840

06/15/2022	Deutsche Bank AG	USD	15,161,065	INR	1,170,510,000	57,566

06/02/2022	Goldman Sachs International	USD	1,569,816	BRL	8,080,000	48,685

06/15/2022	Goldman Sachs International	IDR	295,000,000,000	USD	20,443,520	234,464

06/15/2022	Goldman Sachs International	KRW	18,836,700,000	USD	15,322,238	410,422

06/15/2022	Goldman Sachs International	MXN	337,240,000	USD	16,411,281	20,760

06/15/2022	Goldman Sachs International	USD	18,103,502	MXN	385,000,000	608,248

06/15/2022	Goldman Sachs International	ZAR	86,100,000	USD	5,833,568	406,334

06/15/2022	J.P. Morgan Chase Bank, N.A.	CNY	280,000,000	USD	43,778,367	1,642,056

06/15/2022	J.P. Morgan Chase Bank, N.A.	COP	7,140,000,000	USD	1,834,843	43,813

06/15/2022	J.P. Morgan Chase Bank, N.A.	PHP	982,500,000	USD	18,890,598	234,700

06/15/2022	J.P. Morgan Chase Bank, N.A.	THB	522,000,000	USD	15,806,207	556,311

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	18,851,673	CHF	18,300,000	1,667

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	20,805,054	EUR	19,710,000	28,948

06/15/2022	Morgan Stanley and Co. International PLC	CLP	13,613,000,000	USD	16,604,257	778,292

06/15/2022	Morgan Stanley and Co. International PLC	GBP	13,945,000	USD	18,371,581	835,833

06/15/2022	Morgan Stanley and Co. International PLC	JPY	666,000,000	USD	5,761,637	622,508

06/15/2022	Morgan Stanley and Co. International PLC	MXN	94,330,000	USD	4,707,748	123,126

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/15/2022	Morgan Stanley and Co. International PLC	MYR	7,550,000	USD	1,784,448	$46,440

06/15/2022	Morgan Stanley and Co. International PLC	SGD	2,785,000	USD	2,014,550	864

06/15/2022	Morgan Stanley and Co. International PLC	USD	5,575,818	GBP	4,440,000	7,454

06/15/2022	Standard Chartered Bank PLC	AUD	19,950,000	USD	14,621,523	514,966

06/15/2022	UBS AG	CHF	22,650,000	USD	24,549,546	1,214,673

06/15/2022	UBS AG	EUR	10,310,000	USD	11,415,026	517,078

06/15/2022	UBS AG	HKD	19,185,000	USD	2,455,565	8,480

06/15/2022	UBS AG	THB	111,000,000	USD	3,319,934	77,140

Subtotal–Appreciation						16,646,532

Currency Risk

06/15/2022	Bank of America, N.A.	MXN	82,010,000	USD	3,845,220	(140,626)

06/15/2022	Bank of America, N.A.	USD	38,728,316	CAD	49,640,000	(91,205)

06/15/2022	Bank of America, N.A.	USD	14,773,274	EUR	13,410,000	(598,542)

06/15/2022	Bank of America, N.A.	USD	11,430,252	SEK	110,440,000	(169,983)

06/15/2022	Bank of America, N.A.	USD	13,382,103	TWD	377,750,000	(512,694)

06/15/2022	Barclays Bank PLC	USD	8,370,347	CNY	53,470,000	(323,816)

06/15/2022	Barclays Bank PLC	USD	3,829,618	KRW	4,730,000,000	(85,178)

06/15/2022	Barclays Bank PLC	USD	1,733,191	THB	57,700,000	(47,522)

06/15/2022	Barclays Bank PLC	USD	4,727,028	TWD	133,600,000	(175,465)

06/15/2022	BNP Paribas S.A.	USD	18,631,246	NOK	167,370,000	(784,663)

06/15/2022	Citibank, N.A.	USD	18,242,711	SGD	24,795,000	(314,768)

06/15/2022	Deutsche Bank AG	USD	1,548,164	TWD	45,390,000	(1,791)

06/15/2022	Goldman Sachs International	PHP	991,430,000	USD	18,812,713	(12,749)

06/15/2022	Goldman Sachs International	USD	20,422,606	IDR	293,432,000,000	(320,966)

06/15/2022	Goldman Sachs International	USD	432,346	PEN	1,620,000	(12,424)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	4,587,906	AUD	6,460,000	(20,068)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,771,529	CAD	2,270,000	(4,683)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	17,702,969	HUF	5,960,000,000	(1,176,386)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	16,141,711	IDR	235,330,000,000	(20,364)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,604,777	NZD	2,350,000	(87,747)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	17,678,275	PLN	74,890,000	(871,618)

06/15/2022	Morgan Stanley and Co. International PLC	JPY	1,820,000,000	USD	14,035,063	(8,803)

06/15/2022	Morgan Stanley and Co. International PLC	USD	16,496,663	CLP	13,100,000,000	(1,267,093)

06/15/2022	Morgan Stanley and Co. International PLC	USD	19,812,396	COP	75,087,000,000	(977,225)

06/15/2022	Morgan Stanley and Co. International PLC	USD	2,849,819	GBP	2,180,000	(108,483)

06/15/2022	Morgan Stanley and Co. International PLC	USD	40,745,742	JPY	5,000,000,000	(2,163,693)

06/15/2022	Morgan Stanley and Co. International PLC	USD	2,363,858	MYR	9,910,000	(82,578)

06/15/2022	Morgan Stanley and Co. International PLC	USD	3,170,491	ZAR	48,530,000	(111,448)

06/15/2022	Royal Bank of Canada	USD	1,744,845	CHF	1,620,000	(75,861)

06/15/2022	Standard Chartered Bank PLC	USD	9,266,200	CNY	58,960,000	(393,497)

06/15/2022	UBS AG	USD	1,239,176	HKD	9,690,000	(3,197)

Subtotal–Depreciation						(10,965,136)

Total Forward Foreign Currency Contracts						$5,681,396

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)

									Upfront
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net Total Return Index	3 mo. USD LIBOR - 0.37%	Quarterly	703,040	May–2022	USD	196,612,166	$–	$13,280,426	$13,280,426

Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	3 mo. USD LIBOR + 0.24%	Quarterly	11,800	September–2022	USD	56,637,734	–	5,487,523	5,487,523

Subtotal – Appreciation									–	18,767,949	18,767,949

Equity Risk

Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	3 mo. USD LIBOR - 0.04%	Quarterly	699,126	May–2022	USD	195,187,590	–	(9,972,301)	(9,972,301)

Total – Total Return Swap Agreements									$–	$8,795,648	$8,795,648

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $2,350,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
CAD	–Canadian Dollar
CHF	–Swiss Franc
CLP	–Chile Peso
CNY	–Chinese Yuan Renminbi
COP	–Colombia Peso
DKK	–Danish Krone
EUR	–Euro
GBP	–British Pound Sterling
HKD	–Hong Kong Dollar
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PEN	–Peruvian Sol
PHP	–Philippines Peso
PLN	–Polish Zloty
SEK	–Swedish Krona
SGD	–Singapore Dollar
THB	–Thai Baht
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
ZAR	–South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Allocation Fund

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2022

Exchange-Traded Funds	45.87%
Common Stocks & Other Equity Interests	28.07
U.S. Treasury Securities	20.69
Security Types Each Less Than 1% of Portfolio	0.27
Money Market Funds Plus Other Assets Less Liabilities	5.10

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $695,533,214)*	$659,324,129

Investments in affiliates, at value (Cost $471,164,669)	542,000,499

Other investments:
Variation margin receivable – futures contracts	2,657,098

Swaps receivable – OTC	119,012

Unrealized appreciation on swap agreements – OTC	18,767,949

Unrealized appreciation on forward foreign currency contracts outstanding	16,646,532

Deposits with brokers:
Cash collateral – OTC Derivatives	2,350,000

Cash	23,546,456

Foreign currencies, at value (Cost $676,840)	652,690

Receivable for:
Investments sold	1,512,394

Fund shares sold	296,098

Dividends	941,345

Interest	937,069

Investment for trustee deferred compensation and retirement plans	235,186

Other assets	59,991

Total assets	1,270,046,448

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	10,965,136

Swaps payable – OTC	154,507

Unrealized depreciation on swap agreements–OTC	9,972,301

Payable for:
Investments purchased	2,180,390

Fund shares reacquired	685,014

Accrued foreign taxes	459,113

Collateral upon return of securities loaned	65,024,269

Accrued fees to affiliates	638,215

Accrued other operating expenses	252,635

Trustee deferred compensation and retirement plans	387,120

Total liabilities	90,718,700

Net assets applicable to shares outstanding	$1,179,327,748

Net assets consist of:
Shares of beneficial interest	$1,103,905,933

Distributable earnings	75,421,815

$1,179,327,748

Net Assets:
Class A	$986,696,218

Class C	$59,343,726

Class R	$34,763,500

Class Y	$59,018,769

Class R5	$12,479

Class R6	$39,493,056

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	53,728,991

Class C	3,473,883

Class R	1,951,239

Class Y	3,203,239

Class R5	674

Class R6	2,136,538

Class A:
Net asset value per share	$18.36

Maximum offering price per share (Net asset value of $18.36 ÷ 94.50%)	$19.43

Class C:
Net asset value and offering price per share	$17.08

Class R:
Net asset value and offering price per share	$17.82

Class Y:
Net asset value and offering price per share	$18.42

Class R5:
Net asset value and offering price per share	$18.51

Class R6:
Net asset value and offering price per share	$18.48

*	At April 30, 2022, securities with an aggregate value of $63,144,691 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$4,487,872

Dividends (net of foreign withholding taxes of $229,962)	4,225,441

Dividends from affiliates (includes securities lending income of $363,761)	6,924,212

Total investment income	15,637,525

Expenses:
Advisory fees	5,078,234

Administrative services fees	92,227

Custodian fees	119,134

Distribution fees:
Class A	1,367,478

Class C	334,567

Class R	94,539

Transfer agent fees – A, C, R and Y	834,748

Transfer agent fees – R5	2

Transfer agent fees – R6	6,523

Trustees’ and officers’ fees and benefits	35,205

Registration and filing fees	49,403

Professional services fees	105,436

Other	(67,726)

Total expenses	8,049,770

Less: Fees waived and/or expense offset arrangement(s)	(488,204)

Net expenses	7,561,566

Net investment income	8,075,959

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $41,142)	(699,914)

Affiliated investment securities	(1,934,478)

Foreign currencies	(27,804)

Forward foreign currency contracts	2,709,676

Futures contracts	5,933,827

Swap agreements	27,475,192

33,456,499

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $356,019)	(152,511,029)

Affiliated investment securities	(49,295,308)

Foreign currencies	3,068,398

Forward foreign currency contracts	3,324,919

Futures contracts	(14,070,914)

Swap agreements	8,572,799

(200,911,135)

Net realized and unrealized gain (loss)	(167,454,636)

Net increase (decrease) in net assets resulting from operations	$(159,378,677)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Global Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$8,075,959	$13,422,337

Net realized gain	33,456,499	152,067,058

Change in net unrealized appreciation (depreciation)	(200,911,135)	152,171,952

Net increase (decrease) in net assets resulting from operations	(159,378,677)	317,661,347

Distributions to shareholders from distributable earnings:
Class A	(144,126,980)	–

Class C	(8,969,102)	–

Class R	(5,001,769)	–

Class Y	(9,156,847)	–

Class R5	(1,970)	–

Class R6	(5,744,711)	–

Total distributions from distributable earnings	(173,001,379)	–

Share transactions-net:
Class A	90,750,018	(89,744,878)

Class C	4,103,563	(23,564,887)

Class R	4,658,764	(3,015,738)

Class Y	3,654,483	(9,811,398)

Class R5	694	1,492

Class R6	5,140,773	(853,213)

Net increase (decrease) in net assets resulting from share transactions	108,308,295	(126,988,622)

Net increase (decrease) in net assets	(224,071,761)	190,672,725

Net assets:
Beginning of period	1,403,399,509	1,212,726,784

End of period	$1,179,327,748	$1,403,399,509

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Global Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$23.79	$0.13	$(2.60)	$(2.47)	$(0.47)	$(2.49)	$(2.96)	$18.36	(11.75)%	$986,696	1.13	%(e)	1.20	%(e)	1.26	%(e)	87%
Year ended 10/31/21	18.75	0.22	4.82	5.04	–	–	–	23.79	26.88	1,173,186	1.15		1.25		1.01		51
Year ended 10/31/20	18.21	0.15	0.39	0.54	–	–	–	18.75	2.97	999,336	1.20		1.32		0.85		82
Year ended 10/31/19	18.48	0.13	1.16	1.29	(0.39)	(1.17)	(1.56)	18.21	8.05	1,093,027	1.21		1.31		0.75		52
Year ended 10/31/18	19.48	0.21	(1.21)	(1.00)	(0.00)	–	(0.00)	18.48	(5.12)	1,050,082	1.25		1.32		1.06		151
Year ended 10/31/17	17.77	0.28	1.94	2.22	(0.51)	–	(0.51)	19.48	12.84	1,193,012	1.27		1.34		1.51		40
Class C
Six months ended 04/30/22	22.23	0.05	(2.42)	(2.37)	(0.29)	(2.49)	(2.78)	17.08	(12.06)	59,344	1.88	(e)	1.95	(e)	0.51	(e)	87
Year ended 10/31/21	17.66	0.05	4.52	4.57	–	–	–	22.23	25.88	72,605	1.90		2.00		0.26		51
Year ended 10/31/20	17.28	0.02	0.36	0.38	–	–	–	17.66	2.20	77,710	1.95		2.07		0.10		82
Year ended 10/31/19	17.59	0.00	1.10	1.10	(0.24)	(1.17)	(1.41)	17.28	7.22	92,142	1.96		2.06		0.00		52
Year ended 10/31/18	18.67	0.06	(1.14)	(1.08)	–	–	–	17.59	(5.84)	209,903	2.01		2.08		0.31		151
Year ended 10/31/17	17.13	0.14	1.85	1.99	(0.45)	–	(0.45)	18.67	11.99	237,072	2.02		2.09		0.77		40
Class R
Six months ended 04/30/22	23.13	0.10	(2.51)	(2.41)	(0.41)	(2.49)	(2.90)	17.82	(11.79)	34,764	1.38	(e)	1.45	(e)	1.01	(e)	87
Year ended 10/31/21	18.28	0.16	4.69	4.85	–	–	–	23.13	26.53	39,793	1.40		1.50		0.76		51
Year ended 10/31/20	17.79	0.11	0.38	0.49	–	–	–	18.28	2.75	34,012	1.45		1.57		0.60		82
Year ended 10/31/19	18.10	0.09	1.11	1.20	(0.34)	(1.17)	(1.51)	17.79	7.68	38,552	1.46		1.56		0.50		52
Year ended 10/31/18	19.12	0.16	(1.18)	(1.02)	–	–	–	18.10	5.34	39,909	1.50		1.57		0.82		151
Year ended 10/31/17	17.47	0.23	1.90	2.13	(0.48)	–	(0.48)	19.12	12.55	42,854	1.52		1.59		1.26		40
Class Y
Six months ended 04/30/22	23.89	0.16	(2.61)	(2.45)	(0.53)	(2.49)	(3.02)	18.42	(11.63)	59,019	0.88	(e)	0.95	(e)	1.51	(e)	87
Year ended 10/31/21	18.78	0.28	4.83	5.11	–	–	–	23.89	27.21	72,519	0.90		1.00		1.26		51
Year ended 10/31/20	18.21	0.20	0.38	0.58	(0.01)	–	(0.01)	18.78	3.27	65,397	0.95		1.07		1.10		82
Year ended 10/31/19	18.49	0.18	1.14	1.32	(0.43)	(1.17)	(1.60)	18.21	8.27	74,260	0.96		1.06		0.99		52
Year ended 10/31/18	19.47	0.26	(1.21)	(0.95)	(0.03)	–	(0.03)	18.49	(4.88)	114,493	1.01		1.08		1.31		151
Year ended 10/31/17	17.75	0.32	1.94	2.26	(0.54)	–	(0.54)	19.47	13.13	121,039	1.03		1.10		1.72		40
Class R5
Six months ended 04/30/22	24.02	0.17	(2.63)	(2.46)	(0.56)	(2.49)	(3.05)	18.51	(11.60)	12	0.78	(e)	0.85	(e)	1.61	(e)	87
Year ended 10/31/21	18.85	0.32	4.85	5.17	–	–	–	24.02	27.43	15	0.76		0.86		1.40		51
Year ended 10/31/20	18.24	0.24	0.39	0.63	(0.02)	–	(0.02)	18.85	3.45	11	0.76		0.87		1.29		82
Period ended 10/31/19(f)	17.36	0.09	0.79	0.88	–	–	–	18.24	5.07	11	0.85	(e)	0.93	(e)	1.11	(e)	52
Class R6
Six months ended 04/30/22	23.98	0.17	(2.62)	(2.45)	(0.56)	(2.49)	(3.05)	18.48	(11.59)	39,493	0.78	(e)	0.85	(e)	1.61	(e)	87
Year ended 10/31/21	18.83	0.31	4.84	5.15	–	–	–	23.98	27.35	45,281	0.76		0.86		1.40		51
Year ended 10/31/20	18.22	0.24	0.39	0.63	(0.02)	–	(0.02)	18.83	3.46	36,260	0.76		0.87		1.29		82
Year ended 10/31/19	18.51	0.21	1.14	1.35	(0.47)	(1.17)	(1.64)	18.22	8.48	37,741	0.79		0.88		1.17		52
Year ended 10/31/18	19.48	0.29	(1.21)	(0.92)	(0.05)	–	(0.05)	18.51	(4.75)	33,300	0.84		0.91		1.48		151
Year ended 10/31/17	17.75	0.36	1.93	2.29	(0.56)	–	(0.56)	19.48	13.33	28,163	0.84		0.90		1.93		40

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.17%, 0.17%, 0.14%, 0.08%, 0.02% and 0.02% for the six months ended April 30, 2022, and the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Global Allocation Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Allocation Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to commodity-linked derivatives primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

20	Invesco Global Allocation Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses –Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the

21	Invesco Global Allocation Fund

securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $41,320 in fees for securities lending agent services.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial

22	Invesco Global Allocation Fund

margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

23	Invesco Global Allocation Fund

S.

Other Risks – The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

T.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

Up to $1.0 billion	0.800%

Next $2 billion	0.760%

Next $1 billion	0.710%

Next $1 billion	0.660%

Next $1 billion	0.600%

Next $1 billion	0.550%

Next $2 billion	0.500%

Over $9 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.78%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $487,544.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and

24	Invesco Global Allocation Fund

Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as

Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $45,679 in front-end sales commissions from the sale of Class A shares and $1,009 and $1,833 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$540,952,285	$–	$–	$540,952,285

Common Stocks & Other Equity Interests	138,540,585	192,447,445	–	330,988,030

U.S. Treasury Securities	–	244,034,016	–	244,034,016

Preferred Stocks	–	–	1,548,078	1,548,078

Event-Linked Bonds	–	–	1,393,012	1,393,012

U.S. Dollar Denominated Bonds & Notes	–	211,993	–	211,993

Money Market Funds	17,171,268	65,025,946	–	82,197,214

Total Investments in Securities	696,664,138	501,719,400	2,941,090	1,201,324,628

Other Investments - Assets*

Futures Contracts	5,123,973	–	–	5,123,973

Forward Foreign Currency Contracts	–	16,646,532	–	16,646,532

Swap Agreements	–	18,767,949	–	18,767,949

	5,123,973	35,414,481	–	40,538,454

Other Investments - Liabilities*

Futures Contracts	(14,208,453)	–	–	(14,208,453)

Forward Foreign Currency Contracts	–	(10,965,136)	–	(10,965,136)

Swap Agreements	–	(9,972,301)	–	(9,972,301)

	(14,208,453)	(20,937,437)	–	(35,145,890)

Total Other Investments	(9,084,480)	14,477,044	–	5,392,564

Total Investments	$687,579,658	$516,196,444	$2,941,090	$1,206,717,192

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).

25	Invesco Global Allocation Fund

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$–	$3,444,957	$1,679,016	$5,123,973

Unrealized appreciation on forward foreign currency contracts outstanding	16,646,532	–	–	16,646,532

Unrealized appreciation on swap agreements – OTC	–	18,767,949	–	18,767,949

Total Derivative Assets	16,646,532	22,212,906	1,679,016	40,538,454

Derivatives not subject to master netting agreements	–	(3,444,957)	(1,679,016)	(5,123,973)

Total Derivative Assets subject to master netting agreements	$16,646,532	$18,767,949	$–	$35,414,481

	Value
	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$–	$(12,645,375)	$(1,563,078)	$(14,208,453)

Unrealized depreciation on forward foreign currency contracts outstanding	(10,965,136)	–	–	(10,965,136)

Unrealized depreciation on swap agreements – OTC	–	(9,972,301)	–	(9,972,301)

Total Derivative Liabilities	(10,965,136)	(22,617,676)	(1,563,078)	(35,145,890)

Derivatives not subject to master netting agreements	–	12,645,375	1,563,078	14,208,453

Total Derivative Liabilities subject to master netting agreements	$(10,965,136)	$(9,972,301)	$–	$(20,937,437)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

26	Invesco Global Allocation Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets			Financial Derivative Liabilities				Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$1,809,555	$–	$1,809,555	$(1,513,050)	$–	$(1,513,050)	$296,505	$–	$(296,505)	$–

Barclays Bank PLC	1,046,302	–	1,046,302	(631,981)	–	(631,981)	414,321	–	(410,000)	4,321

BNP Paribas S.A.	1,119,301	–	1,119,301	(784,663)	–	(784,663)	334,638	–	(334,638)	–

Citibank, N.A.	2,696,123	–	2,696,123	(314,768)	–	(314,768)	2,381,355	–	(2,381,355)	–

Deutsche Bank AG	991,989	–	991,989	(1,791)	–	(1,791)	990,198	–	–	990,198

Goldman Sachs International	1,728,913	18,886,961	20,615,874	(346,139)	(10,126,808)	(10,472,947)	10,142,927	–	(7,540,000)	2,602,927

J.P. Morgan Chase Bank, N.A.	2,507,495	–	2,507,495	(2,180,866)	–	(2,180,866)	326,629	–	(326,629)	–

Morgan Stanley and Co. International PLC	2,414,517	–	2,414,517	(4,719,323)	–	(4,719,323)	(2,304,806)	–	(2,610,000)	(4,914,806)

Royal Bank of Canada	–	–	–	(75,861)	–	(75,861)	(75,861)	–	–	(75,861)

Standard Chartered Bank PLC	514,966	–	514,966	(393,497)	–	(393,497)	121,469	–	–	121,469

UBS AG	1,817,371	–	1,817,371	(3,197)	–	(3,197)	1,814,174	–	(260,955)	1,553,219

Total	$16,646,532	$18,886,961	$35,533,493	$(10,965,136)	$(10,126,808)	$(21,091,944)	$14,441,549	$–	$(14,160,082)	$281,467

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency	Equity	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$2,709,676	$-	$-	$2,709,676

Futures contracts	-	14,830,031	(8,896,204)	5,933,827

Swap agreements	-	27,475,192	-	27,475,192

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	3,324,919	-	-	3,324,919

Futures contracts	-	(14,186,852)	115,938	(14,070,914)

Swap agreements	-	8,572,799	-	8,572,799

Total	$6,034,595	$36,691,170	$(8,780,266)	$33,945,499

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$659,335,900	$566,766,090	$534,479,091

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $660.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

27	Invesco Global Allocation Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $296,019,925 and $385,021,659, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 166,741,013

Aggregate unrealized (depreciation) of investments	(135,412,462)

Net unrealized appreciation of investments	$ 31,328,551

Cost of investments for tax purposes is $1,175,388,641.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	954,844	$19,826,892	2,179,768	$49,521,742

Class C	217,692	4,241,673	459,086	9,717,253

Class R	141,357	2,833,612	239,230	5,261,967

Class Y	224,734	4,764,032	819,850	18,382,390

Class R5	31	629	65	1,512

Class R6	105,039	2,142,531	310,992	7,083,716

Issued as reinvestment of dividends:
Class A	6,647,711	137,009,323	-	-

Class C	456,645	8,776,723	-	-

Class R	247,917	4,960,819	-	-

Class Y	357,155	7,378,816	-	-

Class R5	10	213	-	-

Class R6	272,036	5,636,583	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	155,962	3,091,516	723,752	15,875,139

Class C	(167,389)	(3,091,516)	(770,334)	(15,875,139)

28	Invesco Global Allocation Fund

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(3,346,980)	$(69,177,713)	(6,883,565)	$(155,141,759)

Class C	(298,686)	(5,823,317)	(824,490)	(17,407,001)

Class R	(158,107)	(3,135,667)	(379,687)	(8,277,705)

Class Y	(414,190)	(8,488,365)	(1,266,104)	(28,193,788)

Class R5	(7)	(148)	(1)	(20)

Class R6	(128,817)	(2,638,341)	(348,675)	(7,936,929)

Net increase (decrease) in share activity	5,266,957	$108,308,295	(5,740,113)	$(126,988,622)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29	Invesco Global Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$882.50	$5.27	$1,019.19	$5.66	1.13%
Class C	1,000.00	879.40	8.76	1,015.47	9.39	1.88
Class R	1,000.00	882.10	6.44	1,017.95	6.90	1.38
Class Y	1,000.00	884.10	4.11	1,020.43	4.41	0.88
Class R5	1,000.00	884.30	3.64	1,020.93	3.91	0.78
Class R6	1,000.00	884.10	3.64	1,020.93	3.91	0.78

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30	Invesco Global Allocation Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at
invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-GLAL-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Infrastructure Fund

Nasdaq:

A: GIZAX ∎ C: GIZCX ∎ R: GIZRX ∎ Y: GIZYX ∎ R5: GIZFX ∎ R6: GIZSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.11%
Class C Shares	0.74
Class R Shares	0.98
Class Y Shares	1.23
Class R5 Shares	1.23
Class R6 Shares	1.23
MSCI World Index▼ (Broad Market Index)	-11.30
Dow Jones Brookfield Global Infrastructure Index▼ (Style-Specific Index)	3.48
Lipper Global Infrastructure Funds Classification Average∎ (Peer Group)	-0.62

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Dow Jones Brookfield Global Infrastructure Index is designed to measure the stock performance of infrastructure companies domiciled globally and covers all sectors of the infrastructure market. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Infrastructure Funds Classification Average represents an average of all the funds in the Lipper Global Infrastructure Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Infrastructure Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (5/2/14)	4.78%
5 Years	6.26
1 Year	1.83
Class C Shares
Inception (5/2/14)	4.73%
5 Years	6.65
1 Year	5.89
Class R Shares
Inception (5/2/14)	5.26%
5 Years	7.20
1 Year	7.51
Class Y Shares
Inception (5/2/14)	5.78%
5 Years	7.72
1 Year	8.03
Class R5 Shares
Inception (5/2/14)	5.79%
5 Years	7.73
1 Year	8.03
Class R6 Shares
Inception (5/2/14)	5.79%
5 Years	7.72
1 Year	8.04

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Infrastructure Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Infrastructure Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.15%
Australia–2.49%

Transurban Group	314,277	$3,141,572

Canada–15.94%

Enbridge, Inc.	264,963	11,562,547

Gibson Energy, Inc.	67,846	1,291,802

Keyera Corp.	22,283	552,804

Pembina Pipeline Corp.	45,355	1,716,192

TC Energy Corp.	95,004	5,025,121

		20,148,466

China–3.93%

China Gas Holdings Ltd.	245,400	297,409

China Water Affairs Group Ltd.	162,000	176,761

Kunlun Energy Co. Ltd.	1,482,000	1,224,106

SITC International Holdings Co. Ltd.	585,000	1,953,001

Towngas Smart Energy Co. Ltd.	2,662,000	1,311,478

		4,962,755

Denmark–2.66%

DSV A/S	20,612	3,366,915

France–3.38%

Getlink SE	29,294	535,102

Vinci S.A.	38,736	3,737,413

		4,272,515

Hong Kong–0.46%

Hong Kong & China Gas Co. Ltd. (The)	523,000	576,208

Italy–2.11%

Infrastrutture Wireless Italiane S.p.A.(a)	35,740	380,783

Snam S.p.A.	257,066	1,410,706

Terna Rete Elettrica Nazionale S.p.A.	107,866	878,603

		2,670,092

Japan–0.60%

Japan Airport Terminal Co. Ltd.(b)	9,400	389,624

Tokyo Gas Co. Ltd.	19,400	372,177

		761,801

Luxembourg–0.27%

SES S.A., FDR	38,575	343,722

Mexico–0.59%

Grupo Aeroportuario del Sureste S.A.B.de C.V., ADR	3,396	741,075

Nigeria–0.48%

IHS Holding Ltd.(b)(c)	57,735	606,217

Spain–7.36%

Aena SME S.A.(a)(b)	14,656	2,071,460

Cellnex Telecom S.A.(a)	127,202	5,945,747

Ferrovial S.A.	50,183	1,281,239

		9,298,446

	Shares	Value
United Kingdom–7.86%

National Grid PLC	486,845	$7,238,495

Pennon Group PLC	146,245	2,034,321

Severn Trent PLC	16,668	656,373

		9,929,189

United States–51.02%

American Tower Corp.	60,123	14,490,846

American Water Works Co., Inc.	5,487	845,437

CenterPoint Energy, Inc.	199,840	6,117,102

Cheniere Energy, Inc.	50,364	6,839,935

CMS Energy Corp.	54,598	3,750,337

Consolidated Edison, Inc.	48,143	4,464,782

Crown Castle International Corp.	5,802	1,074,588

Dominion Energy, Inc.	46,354	3,784,341

Eversource Energy	30,047	2,626,108

National Fuel Gas Co.	14,216	996,968

PG&E Corp.(b)	223,207	2,823,569

SBA Communications Corp., Class A	19,505	6,770,380

Targa Resources Corp.	45,054	3,307,414

WEC Energy Group, Inc.	14,085	1,409,204

Williams Cos., Inc. (The)	150,999	5,177,756

		64,478,767

Total Common Stocks & Other Equity Interests (Cost $109,602,501)		125,297,740

Money Market Funds–1.03%

Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	456,237	456,237

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	325,910	325,845

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	521,414	521,414

Total Money Market Funds (Cost $1,303,476)		1,303,496

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.18% (Cost $110,905,977)		126,601,236

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.42%

Invesco Private Government Fund, 0.40%(d)(e)(f)	160,563	160,563

Invesco Private Prime Fund, 0.35%(d)(e)(f)	374,647	374,647

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $535,177)		535,210

TOTAL INVESTMENTS IN SECURITIES–100.60% (Cost $111,441,154)		127,136,446

OTHER ASSETS LESS LIABILITIES-(0.60)%		(759,374)

NET ASSETS-100.00%		$126,377,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Infrastructure Fund

Investment Abbreviations:

ADR - American Depositary Receipt

FDR - Fiduciary Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $8,397,990, which represented 6.65% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

				Change in	Realized
	Value	Purchases	Proceeds	Unrealized	Gain	Value
	October 31, 2021	at Cost	from Sales	Appreciation	(Loss)	April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 465,295	$ 6,456,981	$ (6,466,039)	$ -	$ -	$ 456,237	$ 56
Invesco Liquid Assets Portfolio, Institutional Class	315,112	4,612,129	(4,601,271)	11	(136)	325,845	105
Invesco Treasury Portfolio, Institutional Class	531,766	7,379,406	(7,389,758)	-	-	521,414	118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,125,896	(965,333)	-	-	160,563	117	*
Invesco Private Prime Fund	-	2,608,606	(2,233,861)	33	(131)	374,647	297	*
Total	$1,312,173	$22,183,018	$(21,656,262)	$44	$(267)	$1,838,706	$693

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By infrastructure sector, based on Net Assets

as of April 30, 2022

Midstream Services	28.08%
Towers	23.16
Gas Utilities	22.77
Electric Utilities	8.31
Diversified	3.97
Water Utilities	2.94
Freight Logistics	2.66
Airports	2.53
Tolls	2.49
Infrastructure Sectors each less than 2.0% of net assets	2.24
Money Market Funds Plus Other Assets Less Liabilities	0.85

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Infrastructure Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $109,602,501)*	$125,297,740

Investments in affiliated money market funds, at value (Cost $1,838,653)	1,838,706

Cash	11,544

Foreign currencies, at value (Cost $183,348)	182,349

Receivable for:
Fund shares sold	234,224

Dividends	156,714

Investment for trustee deferred compensation and retirement plans	26,017

Other assets	71,855

Total assets	127,819,149

Liabilities:
Payable for:
Investments purchased	779,780

Fund shares reacquired	17,754

Collateral upon return of securities loaned	535,177

Accrued fees to affiliates	32,310

Accrued other operating expenses	51,039

Trustee deferred compensation and retirement plans	26,017

Total liabilities	1,442,077

Net assets applicable to shares outstanding	$126,377,072

Net assets consist of:
Shares of beneficial interest	$112,956,779

Distributable earnings	13,420,293

$126,377,072

Net Assets:
Class A	$23,179,429

Class C	$3,420,807

Class R	$5,803,189

Class Y	$29,907,724

Class R5	$169,235

Class R6	$63,896,688

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,822,343

Class C	269,541

Class R	456,610

Class Y	2,350,833

Class R5	13,285

Class R6	5,018,499

Class A: Net asset value per share	$12.72

Maximum offering price per share (Net asset value of $12.72 ÷ 94.50%)	$13.46

Class C: Net asset value and offering price per share	$12.69

Class R: Net asset value and offering price per share	$12.71

Class Y: Net asset value and offering price per share	$12.72

Class R5: Net asset value and offering price per share	$12.74

Class R6: Net asset value and offering price per share	$12.73

*	At April 30, 2022, securities with an aggregate value of $483,000 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Infrastructure Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $101,148)	$1,636,248

Dividends from affiliated money market funds (includes securities lending income of $2,957)	3,236

Total investment income	1,639,484

Expenses:
Advisory fees	514,454

Administrative services fees	8,242

Custodian fees	5,823

Distribution fees:
Class A	26,515

Class C	16,259

Class R	13,743

Transfer agent fees – A, C, R and Y	47,423

Transfer agent fees – R5	35

Transfer agent fees – R6	11,162

Trustees’ and officers’ fees and benefits	8,770

Registration and filing fees	40,876

Reports to shareholders	6,729

Professional services fees	31,621

Other	7,259

Total expenses	738,911

Less: Fees waived and/or expenses reimbursed	(69,996)

Net expenses	668,915

Net investment income	970,569

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,052,653

Affiliated investment securities	(267)

Foreign currencies	(5,644)

3,046,742

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,789,495)

Affiliated investment securities	44

Foreign currencies	(2,482)

(2,791,933)

Net realized and unrealized gain	254,809

Net increase in net assets resulting from operations	$1,225,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Infrastructure Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$970,569	$1,898,175

Net realized gain	3,046,742	6,242,767

Change in net unrealized appreciation (depreciation)	(2,791,933)	14,706,466

Net increase in net assets resulting from operations	1,225,378	22,847,408

Distributions to shareholders from distributable earnings:
Class A	(201,276)	(262,127)

Class C	(18,315)	(23,024)

Class R	(44,505)	(58,212)

Class Y	(286,891)	(292,833)

Class R5	(790)	(352)

Class R6	(705,180)	(1,216,300)

Total distributions from distributable earnings	(1,256,957)	(1,852,848)

Share transactions–net:
Class A	2,437,286	5,390,841

Class C	242,627	517,509

Class R	551,873	1,077,445

Class Y	8,352,777	6,592,094

Class R5	131,853	24,765

Class R6	(3,712,511)	6,199,734

Net increase in net assets resulting from share transactions	8,003,905	19,802,388

Net increase in net assets	7,972,326	40,796,948

Net assets:
Beginning of period	118,404,746	77,607,798

End of period	$126,377,072	$118,404,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Infrastructure Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$12.70	$0.09		$0.05	$0.14	$(0.12)	$ –	$ –	$(0.12)	$12.72	1.11%	$23,179	1.25	%(d)	1.44	%(d)	1.43	%(d)	42%
Year ended 10/31/21	10.23	0.20	(e)	2.46	2.66	(0.19)	–	–	(0.19)	12.70	26.22	20,774	1.29		1.62		1.65	(e)	103
Year ended 10/31/20	11.88	0.19		(1.38)	(1.19)	(0.20)	(0.26)	–	(0.46)	10.23	(10.28)	12,198	1.28		1.58		1.77		244
Year ended 10/31/19	10.01	0.19		1.85	2.04	(0.17)	–	–	(0.17)	11.88	20.55	8,918	1.28		2.35		1.77		106
Year ended 10/31/18	10.74	0.18		(0.45)	(0.27)	(0.19)	(0.25)	(0.02)	(0.46)	10.01	(2.65)	8,098	1.28		2.56		1.76		114
Year ended 10/31/17	9.62	0.25	(e)	1.06	1.31	(0.19)	–	–	(0.19)	10.74	13.74	8,899	1.29		2.87		2.40	(e)	99
Class C
Six months ended 04/30/22	12.67	0.04		0.05	0.09	(0.07)	–	–	(0.07)	12.69	0.74	3,421	2.00	(d)	2.19	(d)	0.68	(d)	42
Year ended 10/31/21	10.21	0.11	(e)	2.46	2.57	(0.11)	–	–	(0.11)	12.67	25.23	3,178	2.04		2.37		0.90	(e)	103
Year ended 10/31/20	11.85	0.11		(1.37)	(1.26)	(0.12)	(0.26)	–	(0.38)	10.21	(10.94)	2,130	2.03		2.33		1.02		244
Year ended 10/31/19	9.99	0.11		1.84	1.95	(0.09)	–	–	(0.09)	11.85	19.60	1,191	2.03		3.10		1.02		106
Year ended 10/31/18	10.72	0.10		(0.44)	(0.34)	(0.13)	(0.25)	(0.01)	(0.39)	9.99	(3.39)	1,579	2.03		3.31		1.01		114
Year ended 10/31/17	9.60	0.17	(e)	1.06	1.23	(0.11)	–	–	(0.11)	10.72	12.92	2,016	2.04		3.62		1.65	(e)	99
Class R
Six months ended 04/30/22	12.69	0.07		0.05	0.12	(0.10)	–	–	(0.10)	12.71	0.98	5,803	1.50	(d)	1.69	(d)	1.18	(d)	42
Year ended 10/31/21	10.22	0.17	(e)	2.47	2.64	(0.17)	–	–	(0.17)	12.69	25.93	5,241	1.54		1.87		1.40	(e)	103
Year ended 10/31/20	11.87	0.16		(1.37)	(1.21)	(0.18)	(0.26)	–	(0.44)	10.22	(10.53)	3,326	1.53		1.83		1.52		244
Year ended 10/31/19	10.01	0.17		1.84	2.01	(0.15)	–	–	(0.15)	11.87	20.15	495	1.53		2.60		1.52		106
Year ended 10/31/18	10.73	0.16		(0.44)	(0.28)	(0.18)	(0.25)	(0.01)	(0.44)	10.01	(2.80)	351	1.53		2.81		1.51		114
Year ended 10/31/17	9.61	0.22	(e)	1.06	1.28	(0.16)	–	–	(0.16)	10.73	13.47	296	1.54		3.12		2.15	(e)	99
Class Y
Six months ended 04/30/22	12.70	0.11		0.04	0.15	(0.13)	–	–	(0.13)	12.72	1.23	29,908	1.00	(d)	1.19	(d)	1.68	(d)	42
Year ended 10/31/21	10.23	0.23	(e)	2.46	2.69	(0.22)	–	–	(0.22)	12.70	26.53	21,558	1.04		1.37		1.90	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.23)	(0.26)	–	(0.49)	10.23	(10.11)	11,910	1.03		1.33		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	11,108	1.03		2.10		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	9,775	1.03		2.31		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	10,685	1.04		2.62		2.65	(e)	99
Class R5
Six months ended 04/30/22	12.72	0.11		0.05	0.16	(0.14)	–	–	(0.14)	12.74	1.23	169	1.00	(d)	1.08	(d)	1.68	(d)	42
Year ended 10/31/21	10.24	0.23	(e)	2.47	2.70	(0.22)	–	–	(0.22)	12.72	26.61	37	1.02		1.14		1.92	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	–	(0.48)	10.24	(10.11)	10	1.03		1.15		2.02		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	10	1.03		2.19		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	11	1.04		2.54		2.65	(e)	99
Class R6
Six months ended 04/30/22	12.71	0.11		0.05	0.16	(0.14)	–	–	(0.14)	12.73	1.23	63,897	1.00	(d)	1.05	(d)	1.68	(d)	42
Year ended 10/31/21	10.24	0.23	(e)	2.47	2.70	(0.23)	–	–	(0.23)	12.71	26.53	67,617	1.02		1.14		1.92	(e)	103
Year ended 10/31/20	11.89	0.22		(1.39)	(1.17)	(0.22)	(0.26)	–	(0.48)	10.24	(10.10)	48,033	1.00		1.15		2.05		244
Year ended 10/31/19	10.02	0.22		1.85	2.07	(0.20)	–	–	(0.20)	11.89	20.82	12	1.03		2.00		2.02		106
Year ended 10/31/18	10.74	0.21		(0.44)	(0.23)	(0.22)	(0.25)	(0.02)	(0.49)	10.02	(2.31)	229	1.03		2.19		2.01		114
Year ended 10/31/17	9.62	0.27	(e)	1.06	1.33	(0.21)	–	–	(0.21)	10.74	14.02	194	1.04		2.54		2.65	(e)	99

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $109,495,771 and sold of $26,558,548 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Oppenheimer Global Infrastructure Fund into the Fund.

(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends for the year ended October 31, 2021 are $0.16 and 1.31%, $0.07 and 0.56%, $0.13 and 1.06%, $0.19 and 1.56%, $0.19 and 1.58% and $0.19 and 1.58% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends for the year ended October 31, 2017 are $0.20 and 1.88%, $0.12 and 1.13%, $0.17 and 1.63%, $0.22 and 2.13%, $0.22 and 2.13% and $0.22 and 2.13% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Infrastructure Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Infrastructure Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11	Invesco Global Infrastructure Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

12	Invesco Global Infrastructure Fund

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 1 billion	0.8400%
Next $1 billion	0.8000%
Next $3 billion	0.7800%
Over $5 billion	0.7325%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.84%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

13	Invesco Global Infrastructure Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $11,377 and reimbursed class level expenses of $17,824, $2,711, $4,582, $22,306, $34 and $11,162 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $5,224 in front-end sales commissions from the sale of Class A shares and $628 and $299 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$3,141,572	$–	$3,141,572

Canada	20,148,466	–	–	20,148,466

China	–	4,962,755	–	4,962,755

Denmark	–	3,366,915	–	3,366,915

France	–	4,272,515	–	4,272,515

Hong Kong	–	576,208	–	576,208

Italy	–	2,670,092	–	2,670,092

Japan	–	761,801	–	761,801

Luxembourg	–	343,722	–	343,722

Mexico	741,075	–	–	741,075

Nigeria	606,217	–	–	606,217

Spain	–	9,298,446	–	9,298,446

United Kingdom	–	9,929,189	–	9,929,189

United States	64,478,767	–	–	64,478,767

Money Market Funds	1,303,496	535,210	–	1,838,706

Total Investments	$87,278,021	$39,858,425	$–	$127,136,446

14	Invesco Global Infrastructure Fund

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$3,188,449	$–	$3,188,449

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $58,831,006 and $51,383,523, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$16,146,769

Aggregate unrealized (depreciation) of investments	(2,635,786)

Net unrealized appreciation of investments	$13,510,983

Cost of investments for tax purposes is $113,625,463.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021(a)
	Shares	Amount	Shares	Amount

Sold:
Class A	358,319	$4,604,429	717,135	$8,583,964

Class C	41,160	522,344	113,290	1,341,239

Class R	57,697	734,174	119,771	1,442,625

Class Y	1,062,540	13,492,526	775,642	9,448,596

Class R5	10,345	131,746	1,974	24,625

Class R6	367,797	4,868,116	1,263,213	13,944,288

Issued as reinvestment of dividends:
Class A	14,400	180,965	20,131	237,143

Class C	1,425	17,806	1,899	22,127

Class R	3,547	44,505	4,954	58,196

Class Y	18,901	236,986	17,963	210,507

Class R5	52	662	11	140

Class R6	56,050	705,045	103,510	1,216,073

15	Invesco Global Infrastructure Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021(a)
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	4,398	$54,953	20,484	$235,395

Class C	(4,406)	(54,953)	(20,522)	(235,395)

Reacquired:
Class A	(190,539)	(2,403,061)	(314,614)	(3,665,661)

Class C	(19,410)	(242,570)	(52,559)	(610,462)

Class R	(17,665)	(226,806)	(37,162)	(423,376)

Class Y	(427,798)	(5,376,735)	(260,580)	(3,067,009)

Class R5	(44)	(555)	-	-

Class R6	(724,255)	(9,285,672)	(738,625)	(8,960,627)

Net increase in share activity	612,514	$8,003,905	1,735,915	$19,802,388

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 48% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

16	Invesco Global Infrastructure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,011.10	$6.23	$1,018.60	$6.26	1.25%
Class C	1,000.00	1,007.40	9.95	1,014.88	9.99	2.00
Class R	1,000.00	1,009.80	7.47	1,017.36	7.50	1.50
Class Y	1,000.00	1,012.30	4.99	1,019.84	5.01	1.00
Class R5	1,000.00	1,012.30	4.99	1,019.84	5.01	1.00
Class R6	1,000.00	1,012.30	4.99	1,019.84	5.01	1.00

1

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Global Infrastructure Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	GBLI-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Strategic Income Fund

Nasdaq:

A: OPSIX ∎ C: OSICX ∎ R: OSINX ∎ Y: OSIYX ∎ R5: GLSSX ∎ R6: OSIIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Consolidated Schedule of Investments

31	Consolidated Financial Statements

34	Consolidated Financial Highlights

35	Notes to Consolidated Financial Statements

45	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.79%
Class C Shares	-9.17
Class R Shares	-8.91
Class Y Shares	-8.42
Class R5 Shares	-8.62
Class R6 Shares	-8.40
Bloomberg U.S. Aggregate Bond Index▼*	-9.47
Bloomberg Global Aggregate Index▼*	-11.69

Source(s): ▼RIMES Technologies Corp.

*Effective February 28, 2022, the Fund changed its benchmark index from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg Global Aggregate Index. The Fund’s investment adviser believes the Bloomberg Global Aggregate Index provides a more appropriate comparison for evaluating the Fund’s performance.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Strategic Income Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (10/16/89)	5.77%
10 Years	1.00
5 Years	-1.17
1 Year	-14.70

Class C Shares
Inception (5/26/95)	4.70%
10 Years	0.83
5 Years	-1.15
1 Year	-12.37

Class R Shares
Inception (3/1/01)	4.06%
10 Years	1.16
5 Years	-0.64
1 Year	-11.25

Class Y Shares
Inception (1/26/98)	4.53%
10 Years	1.69
5 Years	-0.09
1 Year	-10.56

Class R5 Shares
10 Years	1.55%
5 Years	-0.12
1 Year	-10.67

Class R6 Shares
Inception (1/27/12)	2.04%
10 Years	1.84
5 Years	0.04
1 Year	-10.48

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Strategic Income Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Strategic Income Fund. Note: The Fund was subsequently renamed the Invesco Global Strategic Income Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Strategic Income Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes–38.09%
Angola–0.09%
Angolan Government International Bond, 8.75%, 04/14/2032(a)	$ 1,750,000	$ 1,660,549

Argentina–0.17%
Argentine Republic Government International Bond, 0.75%, 07/09/2030(b)	10,650,000	3,370,831

Belgium–0.22%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	4,325,000	4,173,625

Brazil–0.37%
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	1,750,000	1,579,673
CSN Inova Ventures, 6.75%, 01/28/2028(a)	1,775,000	1,766,826
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	710,000	699,417
7.00%, 04/03/2049(a)	1,775,000	1,723,268
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,464,426
		7,233,610

Canada–0.42%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(a)	300,000	276,446
4.00%, 10/15/2030(a)	1,200,000	1,027,500
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(c)	1,038,000	983,515
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	90,000	90,385
6.88%, 01/15/2029(a)	1,009,000	980,158
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/2031(a)	1,205,000	1,206,856
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)(d)	3,545,000	3,562,122
		8,126,982

Chile–0.59%
AES Andes S.A., 6.35%, 10/07/2079(a)(d)	1,750,000	1,684,086
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	3,650,000	3,138,252
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	7,100,000	6,719,759
		11,542,097

China–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	492,000	444,556

	Principal
	Amount	Value
Colombia–0.70%
Bancolombia S.A., 4.88%, 10/18/2027(d)	$ 7,200,000	$ 7,011,180
Colombia Government International Bond, 4.13%, 02/22/2042	5,475,000	3,837,975
Ecopetrol S.A., 4.63%, 11/02/2031	3,228,000	2,703,030
		13,552,185

Denmark–0.16%
Danske Bank A/S, 7.00%(a)(d)(e)	3,200,000	3,188,794

Dominican Republic–0.19%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	720,000	623,299
4.88%, 09/23/2032(a)	2,280,000	1,920,508
5.30%, 01/21/2041(a)	1,560,000	1,235,928
		3,779,735

Ecuador–0.08%
Ecuador Government International Bond, 5.50%, 07/31/2030(a)(b)	1,800,000	1,467,552

Egypt–0.29%
Egypt Government International Bond,
7.63%, 05/29/2032(a)	3,150,000	2,463,735
8.50%, 01/31/2047(a)	2,600,000	1,895,114
8.88%, 05/29/2050(a)	1,775,000	1,313,322
		5,672,171

El Salvador–0.02%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	750,000	361,756

France–1.10%
Altice France S.A.,
8.13%, 02/01/2027(a)	1,226,000	1,236,807
5.13%, 07/15/2029(a)	766,000	649,729
5.50%, 10/15/2029(a)	730,000	621,329
BNP Paribas S.A.,
7.38%(a)(d)(e)	1,750,000	1,822,809
7.38%(a)(d)(e)	2,200,000	2,291,531
Credit Agricole S.A., 6.88%(a)(d)(e)	1,750,000	1,761,812
Electricite de France S.A., 5.25%(a)(d)(e)	1,800,000	1,784,250
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	275,000	264,643
7.00%, 10/15/2028(a)	1,899,000	1,798,059
Societe Generale S.A.,
7.38%(a)(c)(d)(e)	1,750,000	1,757,534
4.75%(a)(c)(d)(e)	1,775,000	1,580,433

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
France–(continued)
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	$ 7,400,000	$ 5,872,514
		21,441,450

Guatemala–0.24%
CT Trust, 5.13%, 02/03/2032(a)	2,000,000	1,866,270
Guatemala Government Bond,
4.90%, 06/01/2030(a)	1,160,000	1,140,096
3.70%, 10/07/2033(a)	1,898,000	1,631,926
		4,638,292

Hong Kong–0.50%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	9,250,000	8,281,848
5.75%, 07/21/2028(a)	1,775,000	1,500,390
		9,782,238

India–0.85%
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	3,475,000	3,499,325
JSW Steel Ltd., 3.95%, 04/05/2027(a)	4,260,000	3,800,778
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	3,700,000	3,675,950
Network i2i Ltd.,
5.65%(a)(d)(e)	1,050,000	1,035,899
3.98%(a)(d)(e)	1,050,000	971,434
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	3,600,000	3,597,918
		16,581,304

Indonesia–1.78%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	6,390,000	6,230,250
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	4,475,000	4,393,354
PT Freeport Indonesia,
4.76%, 04/14/2027(a)(c)	820,000	818,909
5.32%, 04/14/2032(a)(c)	1,198,000	1,165,055
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	3,600,000	2,910,304
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	7,400,000	7,410,131
5.45%, 05/15/2030(a)	3,700,000	3,716,521
PT Pertamina (Persero), 4.18%, 01/21/2050(a)(c)	1,775,000	1,485,620
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	3,700,000	3,626,925
4.38%, 02/05/2050(a)	3,600,000	2,901,222
		34,658,291

Iraq–0.07%
Iraq International Bond, 5.80%, 01/15/2028(a)	1,350,000	1,308,029

	Principal
	Amount	Value
Ireland–0.52%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	$ 1,131,761	$ 1,080,811
Series 119, 0.00%, 04/30/2025(a)(f)	1,204,056	1,149,851
Series 120, 0.00%, 04/30/2025(a)(f)	1,758,370	1,679,211
Series 122, 0.00%, 04/30/2025(a)(f)	1,320,521	1,261,073
Series 124, 0.00%, 04/30/2025(a)(f)	1,237,364	1,181,661
Series 126, 0.00%, 04/30/2025(a)(f)	1,384,262	1,321,945
Series 127, 0.00%, 04/30/2025(a)(f)	1,374,325	1,312,456
0.00%, 04/30/2025(a)(f)	1,258,396	1,201,746
		10,188,754

Ivory Coast–0.11%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	2,100,000	2,075,430

Japan–0.15%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050(c)	3,700,000	2,839,286

Macau–0.45%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)(c)	3,495,000	3,277,716
5.88%, 05/15/2026(a)	3,200,000	2,828,400
Wynn Macau Ltd., 4.88%, 10/01/2024(a)(c)	2,840,000	2,540,011
		8,646,127

Mexico–2.35%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	1,782,000	1,512,918
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(a)	4,745,000	4,328,389
Banco Mercantil del Norte S.A.,
8.38%(a)(d)(e)	1,850,000	1,912,484
5.88%(a)(d)(e)	1,764,000	1,583,455
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	3,550,000	3,330,095
6.99%, 02/20/2032(a)	2,136,000	1,920,659
Cemex S.A.B. de C.V., 5.13%(a)(d)(e)	2,487,000	2,275,605
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	11,125,000	9,310,624
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	3,064,000	2,504,943
Petroleos Mexicanos,
6.50%, 03/13/2027	11,050,000	10,576,397
6.70%, 02/16/2032	2,857,000	2,467,405
7.69%, 01/23/2050	1,775,000	1,390,597
6.95%, 01/28/2060	3,675,000	2,671,633
		45,785,204

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
Netherlands–0.77%
ING Groep N.V.,
6.50%(d)(e)	$ 5,600,000	$ 5,598,880
5.75%(d)(e)	7,100,000	6,821,928
6.75%(a)(d)(e)	1,500,000	1,511,250
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	1,213,000	1,048,948
		14,981,006

Nigeria–0.26%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	1,750,000	1,558,594
8.38%, 03/24/2029(a)	1,842,000	1,723,338
7.88%, 02/16/2032(a)	2,195,000	1,849,288
		5,131,220

Norway–0.24%
DNB Bank ASA, 4.88%(a)(d)(e)	4,700,000	4,584,309

Oman–0.52%
Oman Government International Bond,
4.75%, 06/15/2026(a)	6,982,000	6,884,154
6.75%, 01/17/2048(a)	3,500,000	3,290,875
		10,175,029

Panama–0.08%
Cable Onda S.A., 4.50%, 01/30/2030(a)	1,750,000	1,638,656

Peru–0.20%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)	3,995,000	3,949,837

South Africa–0.35%
Republic of South Africa Government International Bond, 7.30%, 04/20/2052	2,333,000	2,190,407
Sasol Financing USA LLC, 4.38%, 09/18/2026	2,403,000	2,258,231
Stillwater Mining Co., 4.00%, 11/16/2026(a)	2,500,000	2,301,525
		6,750,163

Sweden–0.53%
Skandinaviska Enskilda Banken AB, 5.13%(a)(d)(e)	7,200,000	6,916,500
Swedbank AB, Series NC5, 5.63%(a)(d)(e)	3,400,000	3,372,375
		10,288,875

Switzerland–1.50%
Credit Suisse Group AG,
7.50%(a)(d)(e)	3,550,000	3,524,440
6.25%(a)(d)(e)	7,385,000	7,185,598
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(d)	4,320,000	4,338,027
UBS Group AG,
7.00%(a)(d)(e)(g)	710,000	723,313
7.00%(a)(d)(e)(g)	8,665,000	8,860,049
5.13%(a)(d)(e)	4,770,000	4,592,608
		29,224,035

	Principal
	Amount	Value
Thailand–0.17%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	$ 1,750,000	$ 1,669,363
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(d)	1,800,000	1,673,701
		3,343,064

United Kingdom–2.67%
abrdn PLC, 4.25%, 06/30/2028(a)	1,825,000	1,799,005
Barclays PLC,
8.00%(d)(e)	1,775,000	1,833,797
6.13%(c)(d)(e)	3,550,000	3,485,638
BP Capital Markets PLC, 4.88%(d)(e)	2,590,000	2,491,127
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	10,650,000	9,950,295
HSBC Holdings PLC,
6.00%(d)(e)	3,325,000	3,200,313
6.50%(d)(e)	1,775,000	1,736,181
M&G PLC, 6.50%, 10/20/2048(a)(d)	1,825,000	1,948,098
Prudential PLC, 4.88%(a)(e)	3,550,000	3,441,991
Standard Chartered PLC,
7.75%(a)(d)(e)	6,400,000	6,564,864
6.00%(a)(c)(d)(e)	7,175,000	7,148,094
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	447,000	389,471
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	767,000	710,741
Vodafone Group PLC,
3.25%, 06/04/2081(c)(d)	6,876,000	6,196,204
4.13%, 06/04/2081(c)(d)	1,178,000	1,019,694
		51,915,513

United Republic of Tanzania–0.17%
HTA Group Ltd., 7.00%, 12/18/2025(a)	3,330,000	3,302,994

United States–18.82%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	2,586,000	2,668,440
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	4,445,000	4,527,232
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	2,379,000	2,061,713
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	6,560,000	6,510,242
5.75%, 04/20/2029(a)	19,000	18,339
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	1,317,000	1,229,959
Arconic Corp., 6.13%, 02/15/2028(a)	9,500,000	9,220,890
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(c)	299,000	279,270
4.63%, 11/15/2029(a)	1,444,000	1,302,011
Audacy Capital Corp., 6.75%, 03/31/2029(a)	1,201,000	1,041,705

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)(c)	$ 455,000	$ 426,262
5.25%, 02/15/2031(a)	5,300,000	3,690,257
Becton, Dickinson and Co., 3.79%, 05/20/2050	7,400,000	6,399,589
Boeing Co. (The), 4.51%, 05/01/2023	7,000,000	7,066,206
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,865,000	1,830,202
Callon Petroleum Co., 8.00%, 08/01/2028(a)(c)	1,162,000	1,203,437
Calpine Corp., 3.75%, 03/01/2031(a)	1,236,000	1,043,283
Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,296,000	3,102,492
Carnival Corp., 10.50%, 02/01/2026(a)	4,517,000	4,974,256
Carriage Services, Inc., 4.25%, 05/15/2029(a)	2,318,000	2,019,766
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(a)	277,000	270,351
5.00%, 02/01/2028(a)	842,000	802,990
4.75%, 03/01/2030(a)	4,258,000	3,812,571
4.50%, 08/15/2030(a)	5,475,000	4,785,999
4.50%, 05/01/2032	1,845,000	1,555,566
4.25%, 01/15/2034(a)	346,000	275,660
Centene Corp.,
4.25%, 12/15/2027	712,000	691,466
4.63%, 12/15/2029	1,261,000	1,223,170
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(e)	7,500,000	7,594,275
Citigroup, Inc., 3.88%(c)(d)(e)	4,336,000	3,927,636
Clarios Global L.P., 6.75%, 05/15/2025(a)	285,000	291,083
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	259,000	259,166
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)(c)	1,345,000	1,186,983
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	1,393,000	1,318,621
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(a)	1,056,000	1,054,817
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	4,248,000	4,396,786
8.00%, 12/15/2027(a)	1,440,000	1,494,691
Covanta Holding Corp.,
4.88%, 12/01/2029(a)	815,000	742,551
5.00%, 09/01/2030	648,000	586,229
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	1,914,223
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	1,745,000	1,822,033
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	2,297,000	2,047,442

	Principal
	Amount	Value
United States–(continued)
Crown Castle International Corp., 3.25%, 01/15/2051	$ 3,700,000	$ 2,774,891
CSC Holdings LLC,
5.88%, 09/15/2022	269,000	270,804
5.50%, 04/15/2027(a)	1,195,000	1,154,979
5.75%, 01/15/2030(a)	1,814,000	1,508,785
4.63%, 12/01/2030(a)	213,000	163,322
4.50%, 11/15/2031(a)	649,000	534,247
5.00%, 11/15/2031(a)	253,000	196,012
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	1,245,000	1,128,487
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	1,235,000	1,182,846
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	8,002,770
DISH DBS Corp., 7.75%, 07/01/2026	367,000	345,670
DISH Network Corp., Conv., 3.38%, 08/15/2026	275,000	236,500
Diversified Healthcare Trust,
4.75%, 05/01/2024	573,000	545,181
9.75%, 06/15/2025	1,344,000	1,410,508
4.38%, 03/01/2031	402,000	312,603
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	233,000	217,007
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(a)	1,683,000	1,679,836
Encompass Health Corp., 4.50%, 02/01/2028	1,176,000	1,089,229
EnerSys,
5.00%, 04/30/2023(a)	1,025,000	1,031,309
4.38%, 12/15/2027(a)	800,000	743,768
EnPro Industries, Inc., 5.75%, 10/15/2026	1,019,000	1,020,309
EQM Midstream Partners L.P., 6.50%, 07/01/2027(a)	1,046,000	1,057,705
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	1,194,000	1,084,761
Expedia Group, Inc., 2.95%, 03/15/2031	3,113,000	2,674,294
FirstCash, Inc., 5.63%, 01/01/2030(a)	778,000	724,894
Ford Motor Co.,
3.25%, 02/12/2032	1,127,000	917,756
4.75%, 01/15/2043	642,000	518,052
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	10,917,000	10,902,262
3.38%, 11/13/2025	501,000	481,644
4.39%, 01/08/2026	698,000	674,376
5.11%, 05/03/2029	1,578,000	1,497,262
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	1,121,000	968,763
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(c)	6,290,000	6,084,725

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
Gap, Inc. (The), 3.63%, 10/01/2029(a)	$ 1,821,000	$ 1,484,115
Gartner, Inc.,
4.50%, 07/01/2028(a)	1,200,000	1,151,761
3.63%, 06/15/2029(a)	587,000	526,155
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	406,000	386,238
6.25%, 05/15/2026	791,000	738,739
8.00%, 01/15/2027	1,011,000	992,898
7.75%, 02/01/2028	283,000	272,777
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)	1,655,000	1,428,687
Gray Television, Inc., 7.00%, 05/15/2027(a)	1,012,000	1,047,410
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,224,000	1,146,037
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	2,342,000	2,110,411
HCA, Inc.,
5.88%, 02/15/2026	213,000	220,775
5.63%, 09/01/2028	849,000	878,583
5.88%, 02/01/2029	493,000	514,241
4.13%, 06/15/2029	1,458,000	1,397,978
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	1,316,000	1,317,665
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	384,000	383,044
6.00%, 04/15/2030(a)	830,000	824,858
6.25%, 04/15/2032(a)	830,000	810,287
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(a)	1,015,000	1,036,472
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	1,144,000	1,109,857
Intrado Corp., 5.38%, 07/15/2022(a)	975,000	905,799
iStar, Inc.,
4.75%, 10/01/2024	1,837,000	1,788,724
5.50%, 02/15/2026	434,000	422,905
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	1,300,000	1,304,069
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,221,740
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	2,197,000	2,037,487
JPMorgan Chase & Co., Series KK, 3.65%(c)(d)(e)	7,954,000	7,158,600
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	1,418,000	1,232,554
Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045	9,490,000	9,302,887
Lamar Media Corp.,
4.88%, 01/15/2029(c)	1,861,000	1,777,376
4.00%, 02/15/2030	2,325,000	2,086,443
3.63%, 01/15/2031	1,046,000	911,641

	Principal
	Amount	Value
United States–(continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	$ 780,000	$ 684,469
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	1,977,000	1,609,654
Lithia Motors, Inc., 3.88%, 06/01/2029(a)(c)	1,206,000	1,090,592
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	1,041,000	910,550
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	1,112,000	1,056,689
4.50%, 12/15/2034	703,000	549,626
Magallanes, Inc., 3.43%, 03/15/2024(a)	7,000,000	6,958,944
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	745,000	736,259
Series GG, 3.50%, 10/15/2032	8,360,000	7,474,188
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	1,652,000	1,542,324
Mattel, Inc.,
6.20%, 10/01/2040	1,775,000	1,844,030
5.45%, 11/01/2041(c)	1,775,000	1,784,567
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,219,000	1,071,215
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	1,081,000	961,144
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	1,126,000	1,009,330
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(h)(i)	5,744,632	29,298
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	1,045,000	1,067,473
Navient Corp.,
6.13%, 03/25/2024	817,000	822,682
5.88%, 10/25/2024	598,000	594,271
6.75%, 06/25/2025	565,000	564,698
6.75%, 06/15/2026	318,000	313,038
5.00%, 03/15/2027(c)	792,000	722,462
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,176,000	1,109,668
Netflix, Inc.,
5.88%, 11/15/2028	704,000	726,880
5.38%, 11/15/2029(a)	734,000	735,736
NFP Corp., 4.88%, 08/15/2028(a)	473,000	431,078
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	1,006,000	949,402
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	1,362,000	1,142,493
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	592,000	588,421

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
Occidental Petroleum Corp.,
6.95%, 07/01/2024	$ 428,000	$ 449,441
8.50%, 07/15/2027	219,000	247,190
6.13%, 01/01/2031(c)	662,000	696,692
6.20%, 03/15/2040	661,000	685,272
4.10%, 02/15/2047(c)	501,000	417,879
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,345,263
OneMain Finance Corp.,
6.88%, 03/15/2025	1,227,000	1,235,448
7.13%, 03/15/2026	1,037,000	1,051,767
3.88%, 09/15/2028	643,000	545,769
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	1,215,000	1,064,449
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	1,011,000	1,007,072
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	7,200,000	7,190,969
3.80%, 09/15/2030	2,220,000	2,059,703
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,815,000	1,541,362
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	1,072,000	1,019,510
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,280,000	1,195,136
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	462,000	433,074
4.80%, 05/15/2030(a)	1,112,000	1,020,038
6.88%, 04/15/2040(a)	875,000	832,947
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	145,000	130,681
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	498,684
Ryan Specialty Group LLC, 4.38%, 02/01/2030(a)	567,000	517,830
SBA Communications Corp., 3.88%, 02/15/2027	1,778,000	1,689,456
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	5,212,000	4,689,158
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,324,000	1,259,601
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	1,148,000	1,021,909
Seagate HDD Cayman, 4.13%, 01/15/2031	2,960,000	2,601,870
Select Medical Corp., 6.25%, 08/15/2026(a)	1,049,000	1,042,842
Sempra Energy, 4.13%, 04/01/2052(d)	10,650,000	9,379,113
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	3,337,000	3,349,847
5.63%, 11/01/2024(a)	137,000	138,714
4.00%, 04/15/2029(a)(c)	633,000	565,079
Service Properties Trust, 4.38%, 02/15/2030	1,307,000	1,004,743

	Principal
	Amount	Value
United States–(continued)
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	$ 1,887,000	$ 1,740,540
4.00%, 07/15/2028(a)	945,000	855,343
SM Energy Co., 10.00%, 01/15/2025(a)	1,057,000	1,143,949
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	2,171,000	1,870,918
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	8,100,000	7,716,546
Series 21-A, 3.75%, 09/15/2051(d)	5,624,000	5,075,660
Sprint Capital Corp., 8.75%, 03/15/2032	879,000	1,118,527
Sprint Corp., 7.63%, 03/01/2026	168,000	182,646
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	2,034,000	1,995,903
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,233,000	1,107,024
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	212,000	213,854
5.88%, 03/15/2028	1,378,000	1,358,942
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	210,000	216,584
5.00%, 01/15/2028	698,000	687,146
5.50%, 03/01/2030	224,000	222,357
4.88%, 02/01/2031	231,000	222,391
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	1,761,000	1,765,884
Tenet Healthcare Corp., 4.88%, 01/01/2026(a)	1,571,000	1,539,981
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,103,000	1,234,924
T-Mobile USA, Inc.,
4.75%, 02/01/2028	1,467,000	1,449,579
3.38%, 04/15/2029	2,375,000	2,151,275
Twilio, Inc., 3.63%, 03/15/2029	568,000	501,953
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	7,200,000	6,253,200
United Airlines, Inc., 4.38%, 04/15/2026(a)	3,600,000	3,479,400
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,103,115
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	4,156,000	3,503,041
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	1,286,000	1,258,544

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Strategic Income Fund

		Principal Amount	Value
United States–(continued)
Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate,
04/30/2028(a)(c)(h)		$ 424,000	$ 435,111
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)		800,000	820,964
Valvoline, Inc., 3.63%, 06/15/2031(a)		1,233,000	1,004,094
Viatris, Inc., 3.85%, 06/22/2040		2,220,000	1,730,994
Vistra Corp., 7.00%(a)(d)(e)		189,000	184,167
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		237,000	236,407
5.63%, 02/15/2027(a)		423,000	417,152
5.00%, 07/31/2027(a)		890,000	848,793
4.38%, 05/01/2029(a)		999,000	907,831
WMG Acquisition Corp., 3.75%, 12/01/2029(a)		1,687,000	1,514,184
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	4,519,076
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		1,040,000	911,950
			366,244,268

Zambia–0.37%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		7,200,000	7,244,532
Total U.S. Dollar Denominated Bonds & Notes (Cost $816,753,230)			741,292,349

Non-U.S. Dollar Denominated Bonds & Notes–33.06%(j)
Argentina–2.71%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	1,245,502,870	26,009,136
1.50%, 03/25/2024	ARS	616,326,000	11,609,265
4.00%, 04/27/2025	ARS	88,500,000	3,797,087
2.00%, 11/09/2026	ARS	705,000,000	11,380,312
			52,795,800

Austria–0.09%
Erste Group Bank AG, 4.25%(a)(d)(e)	EUR	1,800,000	1,725,160

Belgium–0.41%
KBC Group N.V.,
4.25%(a)(d)(e)	EUR	5,000,000	4,966,067
4.75%(a)(d)(e)	EUR	400,000	418,815
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(a)	EUR	2,599,000	2,584,477
			7,969,359

Brazil–6.13%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 08/15/2026	BRL	49,700,000	40,407,660
Series B, 6.00%, 05/15/2055	BRL	5,700,000	4,684,199
Series F, 10.00%, 01/01/2029	BRL	394,250,000	72,431,546

		Principal Amount	Value
Brazil–(continued)
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,320,588	$ 1,753,283
			119,276,688

Chile–0.51%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	12,000,000,000	9,900,511

China–7.17%
China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	640,000,000	99,050,858
Series 2110, 3.41%, 06/07/2031	CNY	120,000,000	18,589,889
China Government Bond, 3.53%, 10/18/2051	CNY	140,000,000	21,986,504
			139,627,251

Colombia–1.03%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	17,308,723
Series B, 7.25%, 10/26/2050	COP	15,750,000,000	2,798,861
			20,107,584

Czech Rep–0.20%
CPI Property Group S.A., 4.88%(a)(d)(e)	EUR	4,100,000	3,832,312

Egypt–0.09%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	2,000,000	1,780,756

France–0.93%
Accor S.A., 4.38%(a)(d)(e)	EUR	1,700,000	1,741,227
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(d)	EUR	5,000,000	4,760,574
Credit Agricole S.A.,
4.00%(a)(d)(e)	EUR	1,000,000	991,402
7.50%(a)(d)(e)	GBP	2,077,000	2,719,200
Electricite de France S.A., 5.38%(a)(d)(e)	EUR	5,400,000	5,710,842
French Republic Government Bond OAT, 0.75%, 05/25/2052(a)	EUR	2,765,000	2,158,003
			18,081,248

Germany–0.45%
Bayer AG, 2.38%, 11/12/2079(a)(d)	EUR	3,700,000	3,703,778
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(d)	EUR	3,600,000	3,453,549
Volkswagen International Finance N.V., 4.63%(a)(d)(e)	EUR	1,480,000	1,569,305
			8,726,632

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Strategic Income Fund

		Principal
		Amount	Value
Greece–2.93%
Hellenic Republic Government Bond,
2.00%, 04/22/2027(a)	EUR	28,000,000	$ 28,967,135
0.75%, 06/18/2031(a)	EUR	20,877,000	17,797,599
1.88%, 01/24/2052(a)	EUR	14,427,000	10,127,568
Series GDP, 0.00%, 10/15/2042(f)	EUR	76,770,000	93,137
			56,985,439

India–0.20%
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	3,700,000	3,808,672

Ivory Coast–0.13%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	2,900,000	2,580,414

Malaysia–0.14%
Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	11,900,000	2,697,985

Mexico–1.62%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	481,850,000	21,668,079
Series M, 7.75%, 11/13/2042	MXN	100,000,000	4,244,383
Series M 30, 8.50%, 11/18/2038	MXN	120,000,000	5,559,300
			31,471,762

Netherlands–0.35%
Cooperatieve Rabobank U.A., 4.38%(a)(d)(e)	EUR	6,800,000	6,904,736

New Zealand–0.51%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	19,000,000	9,935,812

Poland–0.48%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	61,250,000	9,301,929

Romania–0.12%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	2,317,098

Russia–0.00%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028(k)	RUB	375,000,000	0
Series 6226, 7.95%, 10/07/2026(k)	RUB	700,000,000	0
			0

		Principal
		Amount	Value
South Africa–3.38%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	323,000,000	$ 18,322,593
Series 2035, 8.88%, 02/28/2035	ZAR	200,000,000	11,040,050
Series 2037, 8.50%, 01/31/2037	ZAR	567,700,000	29,719,549
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	6,692,006
			65,774,198

Spain–0.96%
Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(a)(d)(e)	EUR	1,400,000	1,479,810
6.00%(a)(d)(e)	EUR	400,000	422,645
CaixaBank S.A.,
6.00%(a)(d)(e)	EUR	3,400,000	3,604,098
5.88%(a)(d)(e)	EUR	1,800,000	1,909,592
Repsol International Finance B.V., 3.75%(a)(d)(e)	EUR	3,700,000	3,779,264
Telefonica Europe B.V.,
2.88%(a)(d)(e)	EUR	3,700,000	3,516,115
4.38%(a)(d)(e)	EUR	3,700,000	3,975,469
			18,686,993

Supranational–0.68%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,466,177
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	9,039,754
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	10,300,000	119,758
0.00%, 03/23/2038(f)	MXN	260,000,000	2,713,841
			13,339,530

Sweden–0.09%
Heimstaden Bostad AB, 3.38%(a)(d)(e)	EUR	1,850,000	1,745,826

Switzerland–0.35%
Credit Suisse Group AG, 2.88%, 04/02/2032(a)(d)	EUR	3,500,000	3,462,615
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	3,600,000	3,298,035
			6,760,650

United Kingdom–1.40%
Barclays PLC, 7.25%(a)(d)(e)	GBP	4,200,000	5,347,308
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	6,972,153
HSBC Holdings PLC, 5.25%(a)(d)(e)	EUR	3,500,000	3,700,449
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	1,700,000	1,683,622
1.50%, 07/04/2027(a)	EUR	1,900,000	1,633,280
Nationwide Building Society, 5.75%(a)(d)(e)	GBP	1,775,000	2,211,032

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Strategic Income Fund

		Principal
		Amount	Value
United Kingdom–(continued)
NatWest Group PLC,
5.13%(d)(e)	GBP	2,415,000	$ 2,896,657
4.50%(d)(e)	GBP	2,550,000	2,861,800
			27,306,301
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $692,891,906)			643,440,646

Asset-Backed Securities–9.29%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$ 3,738,860	3,757,392
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(l)		12,867	12,979
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(m)		12,723,714	281,365
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		2,285,000	2,259,801
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		335,000	336,685
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		80,000	80,506
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(m)		5,159,963	161,078
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(m)		14,625,337	562,461
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)		541,559	539,671
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(l)		127,799	129,314
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.63%, 12/10/2045(m)		6,287,452	23,785
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		4,690,000	4,672,383
Series 2014-CR21, Class AM, 3.99%, 12/10/2047		70,000	69,379
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		398,860	386,354
Series 2005-JA, Class A7, 5.50%, 11/25/2035		571,174	528,131

	Principal
	Amount	Value
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	$ 645,787	$ 646,491
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.78% (1 mo. USD LIBOR + 0.23%), 12/15/2035(l)	11,063	10,967
Series 2006-H, Class 2A1A, 0.70% (1 mo. USD LIBOR + 0.15%), 11/15/2036(l)	24,636	19,025
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(a)	2,980,000	2,981,766
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	655,000	657,002
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	6,025,000	5,950,526
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	3,559,656	3,588,224
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	6,290,000	6,236,895
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(a)(n)	840,000	831,639
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(n)	4,190,000	4,074,044
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.06%, 07/25/2035(n)	54,335	55,216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	421,564
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.38%, 07/25/2035(n)	56,948	57,236
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	1,655,000	1,603,292
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(f)(n)	18,550	5,571
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.77% (1 mo. USD LIBOR + 0.10%), 08/25/2036(l)	3,032,442	1,286,481
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,559,126
Series 2014-C14, Class B, 5.03%, 02/15/2047(n)	680,000	689,123

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Strategic Income Fund

		Principal
		Amount	Value
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(m)		$ 4,911,402	$ 165,533
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(n)		6,544,073	6,266,272
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		3,250,000	3,250,870
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036		27,081	23,648
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		3,250,000	3,252,430
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		5,490,000	5,498,115
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(m)		9,480,421	336,615
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(o)		74,327	618
Series 1992-2, Class IO, 0.00%, 09/15/2022(f)(m)		137,588	0
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(f)(m)		1,992,933	2
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003- AR10, Class A7, 2.50%, 10/25/2033(n)		36,050	35,854
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(m)		6,440,812	260,919
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,797,984
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(n)		1,135,000	1,129,593
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,447,868
Alba PLC,
Series 2007-1, Class F, 3.97% (SONIA + 3.37%), 03/17/2039(a)(l)	GBP	1,020,422	1,247,185
Series 2007-1, Class E, 1.92% (SONIA + 1.32%), 03/17/2039(a)(l)	GBP	6,220,752	7,248,421
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 1.94% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(l) GBP		2,006,000	2,187,064
Series 2007-2, Class B1, 2.44% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(l)	GBP	2,243,000	2,585,350

		Principal
		Amount	Value
Eurosail PLC,
Series 2006-2X, Class E1C, 4.29% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(l)	GBP	5,550,000	$ 6,613,332
Series 2006-4X, Class E1C, 3.98% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(l)	GBP	4,135,722	4,971,630
Series 2007-2X, Class D1A, 0.30% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(l)	EUR	8,640,000	7,872,801
Series 2006-2X, Class D1A, 0.30% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(l)	EUR	6,300,000	5,611,894
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.26% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(l)	EUR	4,570,000	4,801,910
Hawksmoor Mortgage Funding 2019-1 PLC, Series 2019-1X, Class F, 4.02% (SONIA + 3.50%), 05/25/2053(a)(l)	GBP	7,287,000	9,189,715
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class G, 4.02% (SONIA + 3.50%), 05/25/2053(a)(l)	GBP	4,048,000	5,101,693
Ludgate Funding PLC, Series 2007-1, Class MA, 1.28% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(l)	GBP	3,246,182	3,831,810
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.79% (SONIA + 2.10%), 09/25/2051(a)(l)	GBP	3,700,000	4,639,442
Series 2021-1, Class E, 3.44% (SONIA + 2.75%), 09/25/2051(a)(l)	GBP	2,220,000	2,776,225
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 2.74% (SONIA + 2.05%), 10/20/2051(a)(l)	GBP	2,130,000	2,662,444
Series 2019-GR4X, Class GR, 3.19% (SONIA + 2.50%), 10/20/2051(a)(l)	GBP	1,775,000	2,226,702
Prosil Acquisition S.A., Series 2019-1, Class A, 1.56% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(l)	EUR	5,637,746	5,668,026
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(l)	EUR	7,894,322	8,249,099
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(l)	EUR	1,875,000	1,934,211
Series 2019-1, Class D, 8.73% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(l)	EUR	424,276	391,873
Lusitano Mortgages No. 5 PLC, Class D, 0.51% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(l)	EUR	2,230,045	2,017,979

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Strategic Income Fund

		Principal
		Amount	Value
Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(l)	EUR	4,967,133	$ 5,263,286
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(l)	EUR	12,752,510	13,379,284
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(f)(l)	EUR	2,334,505	2,305,688
Total Asset-Backed Securities (Cost $192,181,195)			180,718,857

		Shares

Exchange-Traded Funds–1.79%
United States–1.79%
Invesco Senior Loan ETF(c)(p) (Cost $36,157,542)		1,617,048	34,863,555

	Principal Amount
Agency Credit Risk Transfer Notes–1.49%
United States–1.49%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 3.52% (1 mo. USD LIBOR + 2.85%), 11/25/2029(l)		$ 2,335,423	2,388,494
Series 2017-C07, Class 1M2, 3.07% (1 mo. USD LIBOR + 2.40%), 05/25/2030(l)		952,518	967,722
Series 2018-C06, Class 2M2, 2.77% (1 mo. USD LIBOR + 2.10%), 03/25/2031(l)		4,459,211	4,473,483
Series 2018-R07, Class 1M2, 3.07% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(l)		726,112	726,391
Series 2019-R02, Class 1M2, 2.97% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(l)		166,129	166,245
Series 2019-R03, Class 1M2, 2.82% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(l)		363,519	363,639
Series 2022-R04, Class 1M2, 3.39% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(l)		1,795,000	1,806,674

	Principal
	Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR® , 2.69% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(l)	$ 3,500,000	$ 3,441,784
Series 2022-DNA3, Class M1B, STACR® , 3.15% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(l)	7,000,000	7,014,596
Series 2022-DNA3, Class M1A, STACR® , 2.25% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(l)	6,290,000	6,293,319
Series 2019-HRP1, Class M2, STACR® , 2.07% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(l)	1,426,020	1,408,250
Total Agency Credit Risk Transfer Notes (Cost $28,754,733)		29,050,597

Variable Rate Senior Loan Interests–0.71%(q)(r)
Canada–0.07%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.76% (1 mo. USD LIBOR + 2.00%), 11/30/2023	1,320,509	1,318,963

United States–0.64%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 3.51% (3 mo. USD LIBOR + 2.75%), 11/27/2025	1,172,361	1,167,672
Claire’s Stores, Inc., Term Loan, 7.26% (1 mo. USD LIBOR + 6.50%), 12/18/2026	186,697	183,897
Dun & Bradstreet Corp. (The), Term Loan, 3.92% (1 mo. USD LIBOR + 3.25%), 02/06/2026	1,022,238	1,015,976
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.81% (1 mo. USD LIBOR + 5.00%), 03/27/2028	1,356,300	1,262,037
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	1,350,900	1,342,457
IRB Holding Corp., Term Loan, 3.92% (TSFR1M + 3.00%), 12/15/2027	1,509,982	1,491,583
PetSmart LLC, Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028	1,022,030	1,014,876
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.56% (1 mo. USD LIBOR + 3.75%), 04/20/2028	2,406,331	2,384,265
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	1,350,820	1,340,311

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
United States–(continued)
United Natural Foods, Inc., Term Loan B, 4.01% (3 mo. USD LIBOR + 3.25%), 10/22/2025	$ 1,268,584	$ 1,262,742
		12,465,816
Total Variable Rate Senior Loan Interests (Cost $13,868,063)		13,784,779

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.36%
Fannie Mae Grantor Trust, IO,
0.63%, 11/25/2040(m)	2,376,132	45,448
0.37%, 12/25/2041(m)	14,589,522	147,029
Fannie Mae Interest STRIPS, IO,
7.50%, 05/25/2023 - 11/25/2029(o)	75,116	11,210
6.50%, 04/25/2029 - 07/25/2032(o)	1,038,822	163,636
6.00%, 12/25/2032 - 08/25/2035(o)	1,292,217	207,474
5.50%, 11/25/2033 - 06/25/2035(o)	1,079,285	178,764
Fannie Mae REMICs, IO,
5.50%, 06/25/2023(o)	3,943	75
6.03%, 02/25/2024 - 05/25/2035(l)(o)	638,845	77,819
6.93% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(l)(o)	77,404	5,461
7.35%, 11/18/2031 - 12/18/2031(l)(o)	139,757	20,464
7.23% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(l)(o)	2,740	410
7.28% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(l)(o)	33,279	4,730
7.45% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(l)(o)	63,702	10,106
7.43%, 03/25/2032 - 04/25/2032(l)(o)	91,700	14,767
6.33% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(l)(o)	40,944	5,095
7.13% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(l)(o)	31,379	4,863
7.33%, 07/25/2032 - 09/25/2032(l)(o)	141,032	23,549
7.55%, 12/18/2032(l)(o)	112,261	14,958
7.53% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(l)(o)	363,234	59,913
7.58%, 02/25/2033 - 05/25/2033(l)(o)	226,462	41,834
7.00%, 03/25/2033 - 04/25/2033(o)	519,383	83,921
6.88% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(l)(o)	173,603	27,558

	Principal
	Amount	Value
5.38%, 03/25/2035 - 07/25/2038(l)(o)	$ 146,500	$ 14,045
6.08%, 03/25/2035 - 05/25/2035(l)(o)	277,192	19,109
5.93% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(l)(o)	355,210	36,615
6.56% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(l)(o)	694,850	58,097
5.87% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(l)(o)	907,477	116,844
4.00%, 04/25/2041(o)	1,024,137	112,493
5.88% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(l)(o)	171,419	19,847
5.48% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(l)(o)	408,505	73,417
7.00%, 07/25/2026	9,803	10,248
4.00%, 08/25/2026 - 03/25/2041	86,796	86,413
6.50%, 10/25/2028 - 04/25/2029	89,903	95,634
6.00%, 05/25/2031 - 01/25/2032	156,161	165,541
1.67%, 04/25/2032 - 12/25/2032(l)	114,697	116,870
1.05% (1 mo. USD LIBOR + 0.50%), 10/18/2032(l)	42,403	42,552
1.17% (1 mo. USD LIBOR + 0.50%), 12/25/2032(l)	75,584	75,943
1.07% (1 mo. USD LIBOR + 0.40%), 11/25/2033(l)	41,773	41,819
22.12% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(l)	149,239	207,556
21.75% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(l)	165,231	216,201
1.61% (1 mo. USD LIBOR + 0.94%), 06/25/2037(l)	85,251	86,505
Federal Home Loan Mortgage Corp.,
6.50%, 09/01/2022	547	550
6.00%, 10/01/2022	631	665
8.50%, 08/01/2031	21,835	23,750
Federal National Mortgage Association,
5.50%, 05/01/2022 - 02/01/2035	26,491	28,178
7.00%, 06/01/2022 - 12/01/2033	14,793	15,722
8.50%, 07/01/2032	1,655	1,660
7.50%, 03/01/2033	18,291	19,934
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(m)	4,020,993	82,255
Series K735, Class X1, IO, 1.10%, 05/25/2026(m)	6,760,190	221,162
Series K093, Class X1, IO, 1.09%, 05/25/2029(m)	45,630,049	2,547,649

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Strategic Income Fund

	Principal
	Amount	Value
Freddie Mac REMICs,
1.50%, 07/15/2023	$ 14,801	$ 14,809
5.00%, 09/15/2023	28,102	28,430
6.75%, 02/15/2024	4,204	4,310
6.50%, 02/15/2028 - 06/15/2032	77,564	83,727
1.00% (1 mo. USD LIBOR + 0.45%), 02/15/2029(l)	7,282	7,295
1.20% (1 mo. USD LIBOR + 0.65%), 07/15/2029(l)	11,305	11,384
1.55%, 02/15/2032 - 03/15/2032(l)	232,849	236,752
3.50%, 05/15/2032	78,637	78,171
1.05% (1 mo. USD LIBOR + 0.50%), 01/15/2033(l)	6,708	6,741
22.72% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(l)	118,211	164,837
4.00%, 06/15/2038	66,586	66,656
3.00%, 05/15/2040	1,892	1,884
IO,
5.45%, 03/15/2024 - 04/15/2038(l)(o)	197,661	12,299
7.00%, 03/15/2028 - 04/15/2028(o)	40,191	5,121
8.15%, 07/17/2028(l)(o)	26,139	1,091
7.55% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(l)(o)	55,274	5,769
8.40% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(l)(o)	27,242	2,470
6.50% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(l)(o)	253,366	26,908
6.15% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(l)(o)	465,835	42,077
6.20% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(l)(o)	29,340	2,631
6.17%, 05/15/2035(l)(o)	724,505	72,202
5.60% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(l)(o)	537,823	42,759
6.45% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(l)(o)	146,258	20,826
5.52% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(l)(o)	267,878	32,657
5.70% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(l)(o)	125,454	14,449
Freddie Mac STRIPS, IO,
7.00%, 04/01/2027 - 04/01/2030(o)	193,614	27,870
6.50%, 02/01/2028 - 06/01/2031(o)	48,879	7,607
7.50%, 12/15/2029(o)	55,407	9,083
6.00%, 12/15/2032(o)	103,341	14,343

	Principal
	Amount	Value
Government National Mortgage Association,
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(l)	$ 934	$ 939
7.00%, 01/15/2028 - 01/20/2030	126,270	130,944
8.00%, 01/15/2028 - 09/15/2028	69,696	73,107
IO,
5.96% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(l)(o)	487,482	60,631
6.06% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(l)(o)	835,639	87,060
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,501,212)		7,084,197

	Shares
Preferred Stocks–0.18%
United States–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	3,500,000	3,490,817
Claire’s Holdings LLC, Series A, Pfd.	195	50,456
Total Preferred Stocks (Cost $4,309,046)		3,541,273

Common Stocks & Other Equity Interests–0.12%
Argentina–0.10%
TMF Trust Co. S.A.(k)	212,833,143	1,845,573

United States–0.02%
ACNR Holdings, Inc.	2,129	154,353
Claire’s Holdings LLC	614	197,248
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(k)	2,297	0
McDermott International Ltd.(s)	38,319	23,662
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(k)(s)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(k)(s)	85,239	11,081
McDermott International Ltd., Wts.,expiring 12/31/2049(k)	55,393	34,205
Party City Holdco, Inc.(s)	10,188	31,481
Sabine Oil & Gas Holdings, Inc.(k)(s)	2,510	1,707
Windstream Services LLC(k)	399	6,783
		470,493
Total Common Stocks & Other Equity Interests (Cost $10,188,752)		2,316,066

Money Market Funds–6.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(p)(t)	45,067,410	45,067,410
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(p)(t)	32,277,479	32,271,024
Invesco Treasury Portfolio, Institutional Class, 0.23%(p)(t)	51,505,612	51,505,612
Total Money Market Funds (Cost $128,842,280)		128,844,046

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Global Strategic Income Fund

	Shares	Value
Options Purchased–0.45% (Cost $12,183,803)(u)		$ 8,659,147
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-92.16% (Cost $1,945,631,762)		1,793,595,512

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.96%
Invesco Private Government Fund, 0.40%(p)(t)(v)	23,106,098	23,106,098

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(p)(t)(v)	53,914,230	$ 53,914,230
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,019,183)		77,020,328
TOTAL INVESTMENTS IN SECURITIES-96.12% (Cost $2,022,650,945)		1,870,615,840
OTHER ASSETS LESS LIABILITIES–3.88%		75,549,538
NET ASSETS–100.00%		$1,946,165,378

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $813,178,321, which represented 41.78% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(m)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(n)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2022	Dividend Income
Invesco Senior Loan ETF	$72,429,002	$-	$(35,995,404)	$(606,800)	$(963,243)	$34,863,555	$986,252
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	52,627,305	191,548,522	(199,108,417)	-	-	45,067,410	10,877
Invesco Liquid Assets Portfolio, Institutional Class	38,016,641	136,820,373	(142,565,640)	4,502	(4,852)	32,271,024	15,966
Invesco Treasury Portfolio, Institutional Class	60,145,492	218,912,596	(227,552,476)	-	-	51,505,612	17,563
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,905,063	125,238,373	(120,037,338)	-	-	23,106,098	15,087	*
Invesco Private Prime Fund	41,778,482	233,861,564	(221,691,200)	1,145	(35,761)	53,914,230	48,962	*
Total	$282,901,985	$906,381,428	$(946,950,475)	$(601,153)	$(1,003,856)	$240,727,929	$1,094,707

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(r)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Over-The-Counter Foreign Currency Options Purchased(a)
	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value
Currency Risk

AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	5,325,000	$266,392

EUR versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	42,000,000	45,150

EUR versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	4,200,000	402,178

Subtotal – Foreign Currency Call Options Purchased								713,720

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value
Currency Risk

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	1,400,000	$124,059

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	292,208

EUR versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	2,250,000	526,532

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	3,500,000	284,689

EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.20	EUR	35,000,000	283,940

USD versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.78	USD	56,000,000	637,056

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	1,750,000	293,043

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	4,200,000	294,130

USD versus CAD	Put	Bank of America, N.A.	09/20/2022	CAD	1.20	USD	3,550,000	457,875

USD versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	45,000,000	150,210

USD versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	775.00	USD	42,000,000	61,824

USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/11/2022	CLP	780.00	USD	2,100,000	94,735

USD versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	3,600,000	1,457

USD versus COP	Put	Morgan Stanley and Co. International PLC	06/16/2022	COP	3,850.00	USD	35,000,000	152,915

USD versus INR	Put	Standard Chartered Bank PLC	05/06/2022	INR	73.00	USD	2,840,000	753

USD versus INR	Put	Standard Chartered Bank PLC	07/06/2022	INR	74.00	USD	37,000,000	7,326

USD versus JPY	Put	Bank of America, N.A.	06/02/2022	JPY	127.00	USD	70,000,000	138,460

USD versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	3,500,000	35,102

USD versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	113.50	USD	71,000,000	1,775

USD versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	114.00	USD	71,000,000	2,698

USD versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	20.25	USD	35,000,000	402,220

USD versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.75	USD	42,000,000	193,620

USD versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	3,500,000	957,373

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	01/19/2023	RUB	70.00	USD	2,130,000	593,218

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	2,100,000	502,106

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	2,800,000	669,368

USD versus RUB	Put	UBS AG	08/19/2022	RUB	67.00	USD	1,750,000	395,224

USD versus THB	Put	Standard Chartered Bank PLC	05/05/2022	THB	32.85	USD	42,000,000	126

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/09/2022	ZAR	14.85	USD	42,000,000	32,718

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/28/2022	ZAR	15.50	USD	2,100,000	319,859

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	07/07/2022	ZAR	14.60	USD	56,000,000	38,808

Subtotal – Foreign Currency Put Options Purchased								7,945,427

Total Foreign Currency Options Purchased								$8,659,147

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
				(Pay)/
				Receive			Implied
	Type of	Exercise	Reference	Fixed	Payment	Expiration	Credit		Notional
Counterparty	Contract	Rate	Entity	Rate	Frequency	Date	Spread(b)		Value	Value
Credit Risk

Goldman Sachs International	Put	99.00%	Markit CDX North America High Yield Index, Series 38, Version 1	5.00%	Quarterly	06/15/2022	4.614%	USD	52,500,000	$ (578,562)

Goldman Sachs International	Put	100.00	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	06/15/2022	4.614	USD	52,500,000	(713,562)

J.P. Morgan Chase Bank, N.A.	Put	99.00	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	06/15/2022	4.614	USD	70,000,000	(771,416)

J.P. Morgan Chase Bank, N.A.	Put	425.00	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00	Quarterly	06/15/2022	4.286	EUR	140,000,000	(2,837,533)

Total Credit Default Swaptions Written										$(4,901,073)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
	Type of		Expiration	Exercise		Notional
Description	Contract	Counterparty	Date	Price		Value		Value
Currency Risk

EUR versus CZK	Call	Morgan Stanley and Co. International PLC	07/07/2022	CZK	27.30	EUR	22,500,000	$(17,850)

EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.70	EUR	35,000,000	(189,379)

USD versus BRL	Call	Goldman Sachs International	06/27/2022	BRL	5.25	USD	56,000,000	(972,384)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	1,400,000	(138,015)

USD versus CAD	Call	Bank of America, N.A.	09/20/2022	CAD	1.40	USD	5,680,000	(314,252)

USD versus CLP	Call	Bank of America, N.A.	06/28/2022	CLP	850.00	USD	42,000,000	(1,392,804)

USD versus MXN	Call	Goldman Sachs International	06/23/2022	MXN	21.40	USD	35,000,000	(269,395)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	06/28/2022	MXN	21.35	USD	42,000,000	(372,624)

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	07/07/2022	ZAR	15.50	USD	21,000,000	(833,952)

Subtotal – Foreign Currency Call Options Written								(4,500,655)

Currency Risk

EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	9.90	EUR	35,000,000	(64,689)

EUR versus USD	Put	Bank of America, N.A.	10/31/2022	USD	0.95	EUR	2,100,000	(305,151)

USD versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.55	USD	56,000,000	(186,872)

USD versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	735.00	USD	42,000,000	(9,282)

USD versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	19.65	USD	35,000,000	(117,600)

USD versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.25	USD	42,000,000	(64,512)

Subtotal — Foreign Currency Put Options Written								(748,106)

Total – Foreign Currency Options Written								$(5,248,761)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)

					Pay/
					Receive
	Type of		Exercise	Floating	Exercise	Payment	Expiration		Notional
Description	Contract	Counterparty	Rate	Rate Index	Rate	Frequency	Date		Value	Value

Interest Rate Risk

10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.85%	SOFR	Receive	Annually	06/08/2022	USD	35,000,000	$(10,356)

10 Year Interest Rate Swap	Call	Goldman Sachs International	1.87	SOFR	Receive	Annually	05/09/2022	USD	52,500,000	(9)

10 Year Interest Rate Swap	Call	Goldman Sachs International	2.50	SOFR	Receive	Annually	06/21/2022	USD	87,500,000	(694,880)

10 Year Interest Rate Swap	Call	Goldman Sachs International	1.75	SONIA	Receive	Annually	05/16/2022	GBP	52,500,000	(153,822)

30 Year Interest Rate Swap	Call	Goldman Sachs International	2.20	SOFR	Receive	Annually	05/27/2022	USD	8,750,000	(54,130)

1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	At Maturity	02/17/2023	USD	525,000,000	(1,673,196)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.75	6 Month EURIBOR	Receive	Semi-Annually	02/16/2023	EUR	350,000,000	(622,253)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EURIBOR	Receive	Semi-Annually	05/23/2022	EUR	87,500,000	(2,622)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EURIBOR	Receive	Semi-Annually	05/09/2022	EUR	87,500,000	(1)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.60	SOFR	Receive	Annually	12/05/2022	USD	52,500,000	(575,861)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.82	SOFR	Receive	Annually	05/09/2022	USD	35,000,000	(110)

3 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.66	6 Month EURIBOR	Receive	Semi-Annually	05/23/2022	EUR	87,500,000	(2,486)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.25	SOFR	Receive	Annually	05/23/2022	USD	70,000,000	(478,173)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.45	SOFR	Receive	Annually	06/21/2022	USD	52,500,000	(351,133)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.75	SONIA	Receive	Annually	06/09/2022	GBP	35,000,000	(254,683)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.50	SONIA	Receive	Annually	07/20/2022	GBP	64,750,000	(2,027,111)

Subtotal–Interest Rate Call Swaptions Written										(6,900,826)

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.15	SOFR	Pay	Annually	06/08/2022	USD	35,000,000	(1,831,711)

2 Year Interest Rate Swap	Put	Bank of America, N.A.	2.22	3 Month CDOR	Pay	Quarterly	07/19/2022	CAD	177,500,000	(2,924,239)

20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	TONAR	Pay	Annually	08/22/2022	JPY	3,600,000,000	(901,715)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	105,000,000	(2,910,407)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.17	SOFR	Pay	Annually	05/09/2022	USD	52,500,000	(2,535,537)

1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	525,000,000	(3,911,051)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.20	6 Month EURIBOR	Pay	Semi-Annually	05/09/2022	EUR	87,500,000	(4,550,142)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.05	6 Month EURIBOR	Pay	Semi-Annually	07/27/2022	EUR	122,500,000	(811,781)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.50	SONIA	Pay	Annually	07/20/2022	GBP	17,500,000	(1,551,836)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.75	SONIA	Pay	Annually	06/09/2022	GBP	52,500,000	(1,532,216)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	525,000,000	(12,075,483)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)

					Pay/
					Receive
	Type of		Exercise	Floating	Exercise	Payment	Expiration		Notional
Description	Contract	Counterparty	Rate	Rate Index	Rate	Frequency	Date		Value	Value

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.12%	SOFR	Pay	Annually	05/09/2022	USD	35,000,000	$(2,661,413)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.20	6 Month EURIBOR	Pay	Semi-Annually	05/10/2022	EUR	87,500,000	(4,558,966)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	53,250,000	(4,767,451)

Subtotal–Interest Rate Put Swaptions Written										(47,523,948)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(54,424,774)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Euro-BTP	61	June-2022	$8,387,635	$1,092	$1,092

U.S. Treasury 2 Year Notes	351	June-2022	73,995,188	(1,308,019)	(1,308,019)

U.S. Treasury 10 Year Notes	920	June-2022	109,623,750	(6,000,281)	(6,000,281)

Subtotal–Long Futures Contracts				(7,307,208)	(7,307,208)

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	403	June-2022	(54,069,935)	552,762	552,762

Euro-Bund	375	June-2022	(60,761,178)	845,734	845,734

Euro-Buxl 30 Year Bonds	36	June-2022	(6,493,514)	480,975	480,975

U.S. Treasury 5 Year Notes	201	June-2022	(22,647,047)	884,531	884,531

U.S. Treasury 10 Year Ultra Notes	303	June-2022	(39,087,000)	2,558,133	2,558,133

U.S. Treasury Long Bonds	66	June-2022	(9,285,375)	979,755	979,755

U.S. Treasury Ultra Bonds	238	June-2022	(38,184,125)	4,218,110	4,218,110

Subtotal–Short Futures Contracts				10,520,000	10,520,000

Total Futures Contracts				$3,212,792	$3,212,792

(a)	Futures contracts collateralized by $7,501,943 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

05/17/2022	Bank of America, N.A.	AUD	6,390,000	USD	4,811,478	$295,566

06/10/2022	Bank of America, N.A.	CLP	16,170,000,000	USD	19,600,000	784,240

06/10/2022	Bank of America, N.A.	EUR	17,500,000	USD	19,311,250	818,382

06/15/2022	Bank of America, N.A.	AUD	27,315,104	USD	20,143,250	828,861

06/15/2022	Bank of America, N.A.	CAD	8,073,961	USD	6,324,185	39,848

06/15/2022	Bank of America, N.A.	EUR	20,852,094	USD	23,023,213	981,988

06/15/2022	Bank of America, N.A.	GBP	13,366,664	USD	17,514,473	705,979

06/15/2022	Bank of America, N.A.	NOK	226,021,272	USD	25,719,626	1,619,086

06/15/2022	Bank of America, N.A.	NZD	19,336,168	USD	13,252,043	769,681

06/15/2022	Citibank, N.A.	EUR	47,120,000	USD	51,998,098	2,190,987

06/15/2022	Citibank, N.A.	GBP	8,000,000	USD	10,487,200	427,251

05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	1,226,372

06/15/2022	Goldman Sachs International	AUD	30,833,000	USD	22,716,891	915,013

06/15/2022	Goldman Sachs International	CAD	31,567,304	USD	24,656,673	86,378

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/15/2022	Goldman Sachs International	EUR	118,243,327	USD	130,419,635	$5,433,249

06/15/2022	Goldman Sachs International	GBP	25,667,000	USD	33,631,470	1,355,382

06/15/2022	Goldman Sachs International	JPY	2,902,920,325	USD	23,435,000	1,034,878

06/15/2022	Goldman Sachs International	MXN	279,825,000	USD	13,650,000	49,959

06/15/2022	Goldman Sachs International	NOK	34,570,000	USD	4,000,000	313,817

06/15/2022	Goldman Sachs International	NZD	17,750,000	USD	12,158,573	700,153

06/15/2022	Goldman Sachs International	PLN	87,763,000	USD	20,030,812	335,223

06/15/2022	Goldman Sachs International	USD	14,136,931	MXN	301,815,000	531,866

06/15/2022	Goldman Sachs International	ZAR	204,295,000	USD	13,481,259	603,713

06/29/2022	Goldman Sachs International	BRL	95,795,000	USD	19,600,000	557,327

09/16/2022	Goldman Sachs International	RUB	818,748,000	USD	10,260,000	178,983

09/16/2022	Goldman Sachs International	USD	15,660,000	RUB	1,286,469,000	179,935

05/24/2022	J.P. Morgan Chase Bank, N.A.	USD	16,275,000	BRL	81,602,850	118,919

06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	14,833,000	RUB	1,184,807,647	959,226

06/15/2022	J.P. Morgan Chase Bank, N.A.	AUD	72,110,317	USD	53,707,698	2,718,812

06/15/2022	J.P. Morgan Chase Bank, N.A.	CAD	36,015,000	USD	28,212,982	180,839

06/15/2022	J.P. Morgan Chase Bank, N.A.	CNY	933,139,142	USD	146,248,592	5,823,445

06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	81,863,315	USD	90,009,690	3,477,958

06/15/2022	J.P. Morgan Chase Bank, N.A.	GBP	17,963,063	USD	23,544,940	956,504

06/15/2022	J.P. Morgan Chase Bank, N.A.	NOK	261,376,630	USD	30,000,000	2,129,535

06/15/2022	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	24,267,960	486,541

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	13,758,681	INR	1,071,732,486	175,673

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	2,565,745	MXN	54,774,800	96,417

06/15/2022	J.P. Morgan Chase Bank, N.A.	ZAR	946,890,000	USD	62,430,936	2,744,603

07/11/2022	J.P. Morgan Chase Bank, N.A.	ZAR	104,646,500	USD	7,000,000	422,103

07/29/2022	J.P. Morgan Chase Bank, N.A.	SEK	56,448,210	USD	6,095,326	331,618

08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	6,480,000	NOK	65,642,400	125,785

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	217,087,500	USD	2,625,000	134,622

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	232,295,700	USD	2,730,000	69,977

05/03/2022	Morgan Stanley and Co. International PLC	BRL	628,380,000	USD	129,416,126	2,315,326

05/03/2022	Morgan Stanley and Co. International PLC	USD	126,256,781	BRL	628,380,000	844,019

05/09/2022	Morgan Stanley and Co. International PLC	CLP	10,444,375,000	USD	12,500,000	262,786

06/02/2022	Morgan Stanley and Co. International PLC	USD	57,023,693	BRL	286,512,694	367,539

06/15/2022	Morgan Stanley and Co. International PLC	AUD	21,600,000	USD	15,985,512	712,248

06/15/2022	Morgan Stanley and Co. International PLC	CLP	15,521,512,500	USD	19,035,881	991,151

06/15/2022	Morgan Stanley and Co. International PLC	COP	97,024,000,000	USD	24,909,245	571,295

06/15/2022	Morgan Stanley and Co. International PLC	EUR	12,836,484	USD	14,174,174	605,664

06/15/2022	Morgan Stanley and Co. International PLC	GBP	5,135,000	USD	6,731,310	274,080

06/15/2022	Morgan Stanley and Co. International PLC	JPY	2,482,788,000	USD	21,000,000	1,841,791

06/15/2022	Morgan Stanley and Co. International PLC	NZD	18,781,000	USD	12,871,690	747,714

06/15/2022	Morgan Stanley and Co. International PLC	PLN	29,570,000	USD	6,778,989	142,951

06/15/2022	Morgan Stanley and Co. International PLC	USD	31,732,079	MXN	677,165,748	1,179,496

07/13/2022	Morgan Stanley and Co. International PLC	CLP	2,334,360,000	USD	2,800,000	100,283

06/15/2022	Royal Bank of Canada	CAD	58,212,000	USD	45,603,356	294,260

06/15/2022	Royal Bank of Canada	EUR	66,614,588	USD	73,520,522	3,107,105

06/15/2022	Royal Bank of Canada	GBP	10,365,000	USD	13,587,530	553,609

06/15/2022	Royal Bank of Canada	JPY	93,526,076	USD	807,317	85,632

06/15/2022	Standard Chartered Bank PLC	CNY	385,138,246	USD	60,378,799	2,420,568

Subtotal–Appreciation						61,334,211

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/10/2022	Bank of America, N.A.	USD	19,250,000	PLN	82,512,430	$(720,229)

06/15/2022	Bank of America, N.A.	EUR	14,000,000	USD	14,727,020	(71,358)

06/15/2022	Bank of America, N.A.	USD	62,286,994	AUD	86,796,000	(913,927)

06/15/2022	Bank of America, N.A.	USD	23,461,289	CZK	540,430,800	(407,338)

06/15/2022	Bank of America, N.A.	USD	61,491,656	EUR	55,721,005	(2,593,050)

06/15/2022	Bank of America, N.A.	USD	41,135,996	JPY	4,765,646,262	(4,362,317)

06/15/2022	Bank of America, N.A.	USD	19,027,081	PLN	83,468,000	(295,367)

06/15/2022	Bank of America, N.A.	USD	33,188,842	SEK	316,994,103	(868,679)

06/15/2022	Bank of America, N.A.	USD	12,052,459	ZAR	182,841,835	(527,194)

02/27/2023	Bank of America, N.A.	RUB	374,472,000	USD	4,200,000	(80,345)

06/15/2022	Citibank, N.A.	MXN	2,100,000	USD	98,359	(3,705)

06/15/2022	Citibank, N.A.	USD	37,333,670	EUR	33,750,000	(1,659,010)

06/15/2022	Goldman Sachs International	MXN	75,546,678	USD	3,563,711	(108,007)

06/15/2022	Goldman Sachs International	USD	6,214,000	CAD	7,842,689	(109,672)

06/15/2022	Goldman Sachs International	USD	65,393,383	CNY	417,079,000	(2,628,489)

06/15/2022	Goldman Sachs International	USD	719,603	EUR	652,000	(30,421)

06/10/2022	J.P. Morgan Chase Bank, N.A.	RUB	658,678,447	USD	7,493,498	(1,285,986)

06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	908,982,000	USD	42,578,261	(1,600,037)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	74,708,707	AUD	101,365,915	(3,033,317)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	50,253,438	CAD	64,196,733	(286,146)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	37,078,426	CNY	236,240,000	(1,527,419)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	1,902,553	COP	7,319,500,000	(66,495)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	117,911,168	EUR	106,821,509	(4,997,952)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	29,861,509	GBP	22,786,000	(1,208,260)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	26,222,259	JPY	3,037,770,065	(2,781,581)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	5,107,175	KRW	6,315,226,500	(107,812)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	33,460,333	NOK	294,802,509	(2,025,681)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	20,000,000	NZD	29,542,309	(929,118)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	30,000,000	SEK	282,775,312	(1,168,724)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	19,428,151	ZAR	300,306,952	(498,582)

07/29/2022	J.P. Morgan Chase Bank, N.A.	USD	6,095,326	EUR	5,460,000	(309,105)

05/03/2022	Morgan Stanley and Co. International PLC	BRL	286,512,694	USD	57,567,349	(384,834)

05/03/2022	Morgan Stanley and Co. International PLC	USD	59,007,866	BRL	286,512,694	(1,055,684)

05/09/2022	Morgan Stanley and Co. International PLC	USD	22,083,000	CLP	17,853,001,350	(1,165,424)

06/02/2022	Morgan Stanley and Co. International PLC	BRL	628,380,000	USD	125,064,435	(806,088)

06/15/2022	Morgan Stanley and Co. International PLC	PLN	11,875,000	USD	2,649,428	(15,535)

06/15/2022	Morgan Stanley and Co. International PLC	USD	17,967,337	AUD	24,375,711	(731,379)

06/15/2022	Morgan Stanley and Co. International PLC	USD	22,489,701	CAD	28,706,529	(146,080)

06/15/2022	Morgan Stanley and Co. International PLC	USD	41,331,308	CLP	34,098,100,000	(1,690,132)

06/15/2022	Morgan Stanley and Co. International PLC	USD	11,092,912	COP	43,208,000,000	(254,416)

06/15/2022	Morgan Stanley and Co. International PLC	USD	23,735,714	EUR	21,474,000	(1,037,116)

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,434,754	GBP	1,094,507	(58,419)

06/15/2022	Morgan Stanley and Co. International PLC	USD	6,996,320	JPY	810,479,971	(742,325)

06/15/2022	Morgan Stanley and Co. International PLC	USD	15,750,000	MXN	323,024,625	(50,373)

06/15/2022	Morgan Stanley and Co. International PLC	USD	18,141,022	NOK	161,658,272	(903,477)

06/15/2022	Morgan Stanley and Co. International PLC	USD	25,417,265	NZD	37,086,168	(1,476,484)

06/15/2022	Morgan Stanley and Co. International PLC	USD	426,262	SEK	4,096,764	(8,563)

06/15/2022	Morgan Stanley and Co. International PLC	USD	18,339,680	ZAR	276,164,400	(931,914)

06/16/2022	Morgan Stanley and Co. International PLC	USD	5,600,000	MXN	113,383,200	(90,404)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

06/15/2022	Royal Bank of Canada	USD	44,629,920	CAD	56,980,000	$(279,747)

06/15/2022	Royal Bank of Canada	USD	6,104,982	EUR	5,541,671	(247,286)

06/15/2022	Standard Chartered Bank PLC	USD	33,624,703	THB	1,120,605,750	(886,923)

08/22/2022	UBS AG	RUB	169,995,000	USD	2,100,000	(18,873)

Subtotal–Depreciation						(50,186,799)

Total Forward Foreign Currency Contracts						$11,147,412

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)%	Quarterly	06/20/2027	0.009%	EUR	15,050,000	$ (171,338)	$(75,998)	$ 95,340

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.020	EUR	14,875,000	522,246	726,760	204,514

Markit CDX North America High Yield Index, Series 38, Version 1	Buy	(5.00)	Quarterly	06/20/2027	0.046	USD	35,000,000	(1,618,161)	(510,754)	1,107,407

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	0.043	EUR	58,359,000	(3,651,181)	(1,901,286)	1,749,895

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	0.043	EUR	23,346,000	(1,847,279)	(760,592)	1,086,687

Credit Suisse Group AG	Buy	(1.00)	Quarterly	06/20/2027	0.014	EUR	3,550,000	42,706	64,458	21,752

Subtotal - Appreciation								(6,723,007)	(2,457,412)	4,265,595

Credit Risk

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	0.022	USD	8,750,000	502,060	496,759	(5,301)

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2025	0.015	USD	7,700,000	125,313	111,970	(13,343)

Societe Generale	Sell	1.00	Quarterly	06/20/2027	0.011	EUR	10,500,000	11,481	(67,455)	(78,936)

Subtotal - Depreciation								638,854	541,274	(97,580)

Total Centrally Cleared Credit Default Swap Agreements								$(6,084,153)	$(1,916,138)	$4,168,015

(a)	Centrally cleared swap agreements collateralized by $46,469,388 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	SONIA	Annually	2.03%	Annually	06/09/2032	GBP	7,000,000	$–	$65,145	$65,145

Receive	3 Month COOVIBR	Quarterly	(8.29)	Quarterly	03/10/2025	COP	49,175,000,000	–	137,847	137,847

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	119,500,000	592	197,006	196,414

Pay	BZDIOVRA	At Maturity	12.11	At Maturity	01/02/2029	BRL	55,144,918	–	202,156	202,156

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	–	207,134	207,134

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	51,150,000	300	243,124	242,824

Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	164,500,000	–	296,558	296,558

Pay	SONIA	Annually	1.80	Annually	07/20/2052	GBP	10,850,000	–	320,694	320,694

Pay	BZDIOVRA	At Maturity	12.24	At Maturity	01/02/2029	BRL	59,042,465	–	326,322	326,322

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

26	Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	3 Month JIBAR	Quarterly	(7.98)%	Quarterly	03/07/2032	ZAR	160,000,000	$ –	$331,869	$331,869

Pay	BZDIOVRA	At Maturity	12.27	At Maturity	01/02/2029	BRL	58,186,033	–	340,651	340,651

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	165,000,000	–	363,775	363,775

Receive	28 Day MXN TIIE	28 Day	(8.35)	28 Day	03/06/2025	MXN	551,250,000	–	606,398	606,398

Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	206,100,000	–	905,340	905,340

Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	136,500,000	–	928,543	928,543

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	145,000,000	–	939,978	939,978

Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	–	958,640	958,640

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	1,837,500,000	–	967,719	967,719

Receive	6 Month EURIBOR	Semi-Annually	(0.86)	Annually	03/24/2027	EUR	132,125,000	–	1,828,753	1,828,753

Receive	28 Day MXN TIIE	28 Day	(5.63)	28 Day	05/29/2031	MXN	187,500,000	–	1,906,360	1,906,360

Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	186,650,000	–	1,908,516	1,908,516

Receive	28 Day MXN TIIE	28 Day	(5.53)	28 Day	05/29/2031	MXN	326,250,000	–	3,424,118	3,424,118

Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	22,500,000,000	–	4,134,263	4,134,263

Subtotal – Appreciation								892	21,540,909	21,540,017

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	54,392,000	–	(5,608,359)	(5,608,359)

Pay	SOFR	Annually	2.12	Annually	04/21/2052	USD	35,000,000	–	(2,452,669)	(2,452,669)

Pay	6 Month EURIBOR	Semi-Annually	0.77	Annually	05/11/2032	EUR	2,140,000	–	(2,007,344)	(2,007,344)

Pay	SONIA	Annually	1.03	Annually	09/02/2052	GBP	8,575,000	–	(1,656,155)	(1,656,155)

Pay	SOFR	Annually	2.41	Annually	06/02/2052	USD	64,400,000	–	(672,810)	(672,810)

Pay	BZDIOVRA	At Maturity	11.21	At Maturity	01/02/2031	BRL	40,562,171	–	(477,536)	(477,536)

Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	82,711,643	–	(474,425)	(474,425)

Pay	SOFR	Annually	2.64	Annually	06/02/2032	USD	70,700,000	–	(439,936)	(439,936)

Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	(5,900)	(281,971)	(276,071)

Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	767,650,000	–	(263,742)	(263,742)

Receive	BZDIOVRA	At Maturity	(12.25)	At Maturity	01/02/2025	BRL	139,089,601	–	(201,918)	(201,918)

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	401,000,000	–	(20,371)	(20,371)

Subtotal – Depreciation								(5,900)	(14,557,236)	(14,551,336)

Total Centrally Cleared Interest Rate Swap Agreements								$(5,008)	$6,983,673	$6,988,681

(a)	Centrally cleared swap agreements collateralized by $46,469,388 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.013%	EUR	3,750,000	$24,984	$27,997	$3,013

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.020	EUR	10,000,000	275,120	333,596	58,476

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.002	EUR	35,000,000	939,072	1,167,588	228,516

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	0.020	EUR	5,250,000	186,259	270,334	84,075

Subtotal–Appreciation									1,425,435	1,799,515	374,080

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

27	Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)–(continued)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.013%	EUR	3,750,000	$38,459	$28,272	$(10,187)

Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	0.021	USD	46,800,000	6,200,930	4,747,654	(1,453,276)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	0.064	EUR	7,100,000	466,258	(263,795)	(730,053)

J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	0.021	USD	14,600,000	1,820,847	1,481,106	(339,741)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	0.111	EUR	7,500,000	43,812	(748,153)	(791,965)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	0.111	EUR	7,100,000	133,277	(708,252)	(841,529)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	0.111	EUR	3,550,000	50,329	(354,126)	(404,455)

Subtotal–Depreciation									8,753,912	4,182,706	(4,571,206)

Total Open Over-The-Counter Credit Default Swap Agreements									$10,179,347	$5,982,221	$(4,197,126)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR 30,600,000	$–	$121,088	$121,088

Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.97)	Quarterly	04/11/2024	MYR 65,000,000	–	109,820	109,820

Total Over-The-Counter Interest Rate Swap Agreements								$–	$230,908	$230,908

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $50,730,027.

Open Centrally Cleared Inflation Rate Swap Agreements(a)

Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.28)%	At Maturity	03/09/2024	USD	161,000,000	$–	$1,980,094	$ 1,980,094

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.24)	At Maturity	03/11/2024	USD	65,039,000	–	818,505	818,505

Subtotal – Appreciation								–	2,798,599	2,798,599

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

28	Invesco Global Strategic Income Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)–(continued)

Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Pay	United States CPI Urban Consumers NSA	At Maturity	3.67%	At Maturity	03/29/2027	USD	68,250,000	$–	$ (67,879)	$ (67,879)

Pay	United States CPI Urban Consumers NSA	At Maturity	2.74	At Maturity	02/25/2032	USD	16,275,000	–	(834,819)	(834,819)

Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/11/2027	USD	65,039,000	–	(1,082,098)	(1,082,098)

Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/09/2027	USD	161,000,000	–	(2,756,611)	(2,756,611)

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.93)	At Maturity	03/29/2024	USD	68,250,000	–	(240,264)	(240,264)

Subtotal – Depreciation								–	(4,981,671)	(4,981,671)

Total – Centrally Cleared Inflation Swap Agreements								$–	$(2,183,072)	$(2,183,072)

(a)	Centrally cleared swap agreements collateralized by $46,469,388 cash held with Counterparties.

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RUB	–Russian Ruble
SEK	–Swedish Krona
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar
ZAR	–South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

29	Invesco Global Strategic Income Fund

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2022

U.S. Dollar Denominated Bonds & Notes	38.09%

Non-U.S. Dollar Denominated Bonds & Notes	33.06

Asset-Backed Securities	9.29

Affiliated Issuers	1.79

Agency Credit Risk Transfer Notes	1.49

Security Types Each Less Than 1% of Portfolio	1.82

Money Market Funds Plus Other Assets Less Liabilities	14.46

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

30	Invesco Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,780,631,940)*	$1,629,887,911

Investments in affiliates, at value (Cost $242,019,005)	240,727,929

Other investments:
Variation margin receivable – futures contracts	6,848,149

Swaps receivable – OTC	906,064

Unrealized appreciation on swap agreements – OTC	604,988

Premiums paid on swap agreements – OTC	10,179,347

Unrealized appreciation on forward foreign currency contracts outstanding	61,334,211

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	7,501,943

Cash collateral – centrally cleared swap agreements	46,469,388

Cash collateral – OTC Derivatives	50,730,027

Cash	66,409,054

Foreign currencies, at value (Cost $30,159,124)	29,631,565

Receivable for:
Investments sold	25,678,777

Fund shares sold	281,649

Dividends	124,919

Interest	23,310,056

Investment for trustee deferred compensation and retirement plans	521,573

Other assets	85,764

Total assets	2,201,233,314

Liabilities:
Other investments:
Options written, at value (premiums received $43,010,043)	64,574,608

Variation margin payable – centrally cleared swap agreements	39,697

Unrealized depreciation on forward foreign currency contracts outstanding	50,186,799

Swaps payable – OTC	45,806

Unrealized depreciation on swap agreements–OTC	4,571,206

Payable for:
Investments purchased	53,371,288

Dividends	919,423

Fund shares reacquired	2,293,198

Collateral upon return of securities loaned	77,019,183

Accrued fees to affiliates	989,763

Accrued other operating expenses	535,392

Trustee deferred compensation and retirement plans	521,573

Total liabilities	255,067,936

Net assets applicable to shares outstanding	$1,946,165,378

Net assets consist of:

Shares of beneficial interest	$3,071,567,708

Distributable earnings (loss)	(1,125,402,330)

$1,946,165,378

Net Assets:
Class A	$1,680,809,356

Class C	$60,721,277

Class R	$60,126,965

Class Y	$127,659,885

Class R5	$8,682

Class R6	$16,839,213

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	524,963,102

Class C	19,020,409

Class R	18,766,289

Class Y	39,938,231

Class R5	2,710

Class R6	5,286,252

Class A:
Net asset value per share	$3.20

Maximum offering price per share (Net asset value of $3.20 ÷ 95.75%)	$3.34

Class C:
Net asset value and offering price per share	$3.19

Class R:
Net asset value and offering price per share	$3.20

Class Y:
Net asset value and offering price per share	$3.20

Class R5:
Net asset value and offering price per share	$3.20

Class R6:
Net asset value and offering price per share	$3.19

*	At April 30, 2022, securities with an aggregate value of $74,427,020 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

31	Invesco Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $221,320)	$34,051,831

Dividends from affiliates (includes securities lending income of $355,581)	1,386,239

Total investment income	35,438,070

Expenses:
Advisory fees	6,187,675

Administrative services fees	153,923

Custodian fees	264,788

Distribution fees:
Class A	2,216,794

Class C	354,913

Class R	165,867

Transfer agent fees – A, C, R and Y	1,341,629

Transfer agent fees – R5	2

Transfer agent fees – R6	2,407

Trustees’ and officers’ fees and benefits	16,196

Registration and filing fees	56,547

Reports to shareholders	53,935

Professional services fees	59,420

Other	245,207

Total expenses	11,119,303

Less: Fees waived and/or expense offset arrangement(s)	(225,300)

Net expenses	10,894,003

Net investment income	24,544,067

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $867)	(71,355,689)

Affiliated investment securities	(1,003,856)

Foreign currencies	(3,813,440)

Forward foreign currency contracts	15,575,692

Futures contracts	12,611,982

Option contracts written	(14,820,315)

Swap agreements	(49,379,149)

(112,184,775)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(105,809,004)

Affiliated investment securities	(601,153)

Foreign currencies	272,923

Forward foreign currency contracts	(5,450,369)

Futures contracts	3,691,275

Option contracts written	(15,538,638)

Swap agreements	21,873,096

(101,561,870)

Net realized and unrealized gain (loss)	(213,746,645)

Net increase (decrease) in net assets resulting from operations	$(189,202,578)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$ 24,544,067	$ 71,841,540

Net realized gain (loss)	(112,184,775)	(25,589,444)

Change in net unrealized appreciation (depreciation)	(101,561,870)	12,600,729

Net increase (decrease) in net assets resulting from operations	(189,202,578)	58,852,825

Distributions to shareholders from distributable earnings:
Class A	(27,256,571)	(25,957,364)

Class C	(759,055)	(1,216,045)

Class R	(883,394)	(905,564)

Class Y	(2,369,203)	(2,208,688)

Class R5	(153)	(118)

Class R6	(288,028)	(271,613)

Total distributions from distributable earnings	(31,556,404)	(30,559,392)

Return of capital:
Class A	–	(30,499,206)

Class C	–	(619,123)

Class R	–	(867,377)

Class Y	–	(3,021,211)

Class R5	–	(178)

Class R6	–	(401,918)

Total return of capital	–	(35,409,013)

Total distributions	(31,556,404)	(65,968,405)

Share transactions–net:
Class A	(133,289,395)	(222,799,297)

Class C	(10,638,360)	(78,911,388)

Class R	(3,609,326)	(8,352,959)

Class Y	(14,518,376)	(44,748,462)

Class R6	(303,901)	(1,719,097)

Net increase (decrease) in net assets resulting from share transactions	(162,359,358)	(356,531,203)

Net increase (decrease) in net assets	(383,118,340)	(363,646,783)

Net assets:
Beginning of period	2,329,283,718	2,692,930,501

End of period	$1,946,165,378	$2,329,283,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Class A
Six months ended 04/30/22	$3.56	$0.04	$(0.35)	$(0.31)	$(0.05)	$ –	$(0.05)	$3.20	(8.79	)%(f)	$1,680,809	0.99	%(f)(g)	1.01	%(f)(g)	2.27	%(f)(g)	48%
Year ended 10/31/21	3.58	0.10	(0.03)	0.07	(0.04)	(0.05)	(0.09)	3.56	2.04	(f)	2,004,153	0.99	(f)	1.01	(f)	2.79	(f)	241
Year ended 10/31/20	3.75	0.10	(0.16)	(0.06)	(0.05)	(0.06)	(0.11)	3.58	(1.47	)(f)	2,236,548	0.98	(f)	0.99	(f)	2.70	(f)	273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	(1.11)		2,669,175	0.96	(g)	1.00	(g)	3.80	(g)	25
Year ended 09/30/19	3.73	0.19	(0.01)	0.18	(0.13)	(0.06)	(0.19)	3.72	5.08		2,671,046	0.95		1.00		5.25		114
Year ended 09/30/18	3.96	0.18	(0.23)	(0.05)	(0.18)	–	(0.18)	3.73	(1.49)		2,699,688	1.00		1.07		4.79		67
Year ended 09/30/17	3.95	0.16	0.01	0.17	(0.11)	(0.05)	(0.16)	3.96	4.45		3,124,887	1.01		1.08		4.13		69
Class C
Six months ended 04/30/22	3.55	0.03	(0.35)	(0.32)	(0.04)	–	(0.04)	3.19	(9.17)		60,721	1.75	(g)	1.77	(g)	1.51	(g)	48
Year ended 10/31/21	3.57	0.07	(0.02)	0.05	(0.05)	(0.02)	(0.07)	3.55	1.27		78,455	1.75		1.77		2.03		241
Year ended 10/31/20	3.74	0.07	(0.16)	(0.09)	(0.03)	(0.05)	(0.08)	3.57	(2.23)		154,642	1.74		1.75		1.94		273
One month ended 10/31/19	3.71	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.74	1.04		220,077	1.72	(g)	1.76	(g)	3.03	(g)	25
Year ended 09/30/19	3.72	0.17	(0.02)	0.15	(0.11)	(0.05)	(0.16)	3.71	4.28		224,035	1.71		1.76		4.49		114
Year ended 09/30/18	3.95	0.16	(0.24)	(0.08)	(0.15)	–	(0.15)	3.72	(2.26)		540,465	1.76		1.83		4.03		67
Year ended 09/30/17	3.94	0.13	0.01	0.14	(0.09)	(0.04)	(0.13)	3.95	3.67		696,936	1.77		1.84		3.37		69
Class R
Six months ended 04/30/22	3.56	0.03	(0.34)	(0.31)	(0.05)	–	(0.05)	3.20	(8.91)		60,127	1.25	(g)	1.27	(g)	2.01	(g)	48
Year ended 10/31/21	3.59	0.09	(0.03)	0.06	(0.05)	(0.04)	(0.09)	3.56	1.49		70,527	1.25		1.27		2.53		241
Year ended 10/31/20	3.75	0.09	(0.15)	(0.06)	(0.04)	(0.06)	(0.10)	3.59	(1.45)		79,116	1.24		1.25		2.44		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.09		99,920	1.22	(g)	1.26	(g)	3.53	(g)	25
Year ended 09/30/19	3.73	0.18	(0.01)	0.17	(0.12)	(0.06)	(0.18)	3.72	4.81		100,112	1.21		1.26		4.99		114
Year ended 09/30/18	3.96	0.17	(0.23)	(0.06)	(0.17)	–	(0.17)	3.73	(1.75)		111,816	1.26		1.33		4.53		67
Year ended 09/30/17	3.95	0.15	0.01	0.16	(0.10)	(0.05)	(0.15)	3.96	4.19		123,825	1.27		1.34		3.87		69
Class Y
Six months ended 04/30/22	3.55	0.04	(0.34)	(0.30)	(0.05)	–	(0.05)	3.20	(8.42)		127,660	0.75	(g)	0.77	(g)	2.51	(g)	48
Year ended 10/31/21	3.58	0.11	(0.04)	0.07	(0.04)	(0.06)	(0.10)	3.55	2.00		157,186	0.75		0.77		3.03		241
Year ended 10/31/20	3.75	0.11	(0.16)	(0.05)	(0.05)	(0.07)	(0.12)	3.58	(1.24)		201,675	0.74		0.75		2.94		273
One month ended 10/31/19	3.71	0.01	0.04	0.05	(0.00)	(0.01)	(0.01)	3.75	1.40		335,775	0.72	(g)	0.77	(g)	4.03	(g)	25
Year ended 09/30/19	3.73	0.20	(0.02)	0.18	(0.13)	(0.07)	(0.20)	3.71	5.05		329,963	0.72		0.77		5.49		114
Year ended 09/30/18	3.96	0.19	(0.23)	(0.04)	(0.19)	–	(0.19)	3.73	(1.26)		371,434	0.76		0.83		5.03		67
Year ended 09/30/17	3.95	0.17	0.01	0.18	(0.11)	(0.06)	(0.17)	3.96	4.70		494,017	0.77		0.84		4.43		69
Class R5
Six months ended 04/30/22	3.56	0.04	(0.34)	(0.30)	(0.06)	–	(0.06)	3.20	(8.62)		9	0.66	(g)	0.68	(g)	2.60	(g)	48
Year ended 10/31/21	3.59	0.12	(0.04)	0.08	(0.04)	(0.07)	(0.11)	3.56	2.14		10	0.61		0.62		3.17		241
Year ended 10/31/20	3.75	0.11	(0.14)	(0.03)	(0.06)	(0.07)	(0.13)	3.59	(0.81)		10	0.64		0.64		3.04		273
One month ended 10/31/19	3.72	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.75	1.14		10	0.70	(g)	0.72	(g)	4.05	(g)	25
Period ended 09/30/19(h)	3.69	0.07	0.02	0.09	(0.04)	(0.02)	(0.06)	3.72	2.40		10	0.63	(g)	0.68	(g)	5.58	(g)	114
Class R6
Six months ended 04/30/22	3.54	0.04	(0.33)	(0.29)	(0.06)	–	(0.06)	3.19	(8.40)		16,839	0.66	(g)	0.68	(g)	2.60	(g)	48
Year ended 10/31/21	3.57	0.12	(0.04)	0.08	(0.05)	(0.06)	(0.11)	3.54	2.13		18,954	0.61		0.63		3.17		241
Year ended 10/31/20	3.73	0.11	(0.15)	(0.04)	(0.05)	(0.07)	(0.12)	3.57	(0.86)		20,939	0.63		0.63		3.05		273
One month ended 10/31/19	3.70	0.01	0.03	0.04	(0.00)	(0.01)	(0.01)	3.73	1.14		36,634	0.57	(g)	0.62	(g)	4.18	(g)	25
Year ended 09/30/19	3.71	0.21	(0.01)	0.20	(0.14)	(0.07)	(0.21)	3.70	5.49		36,479	0.57		0.62		5.63		114
Year ended 09/30/18	3.94	0.20	(0.23)	(0.03)	(0.20)	–	(0.20)	3.71	(1.15)		41,461	0.61		0.68		5.18		67
Year ended 09/30/17	3.93	0.18	0.01	0.19	(0.12)	(0.06)	(0.18)	3.94	4.89		47,348	0.59		0.65		4.57		69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.04%, 0.01%, 0.01% and 0.01% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018, 2017 and 2016, respectively.

(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $364,949,527 and $405,130,315, $5,760,311,794 and $5,754,174,138, $6,366,360,171 and $6,415,700,475 and $5,559,676,349 and $5,415,035,851 for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2022 and for the year ended ended October 31, 2021 and 2020.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34	Invesco Global Strategic Income Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

35	Invesco Global Strategic Income Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

    In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

    Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

36	Invesco Global Strategic Income Fund

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

    Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $20,952 in fees for securities lending agent services.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.

37	Invesco Global Strategic Income Fund

Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

    When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

    When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

    Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

    Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

    Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

    In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

    A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by

38	Invesco Global Strategic Income Fund

having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

    Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

    An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

    A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

    Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

    Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

R.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

    The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

    Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

S.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

    There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

T.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

U.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

V.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

    The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

    The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively

39	Invesco Global Strategic Income Fund

impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

W.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $5 billion	0.480%

Over $10 billion	0.460%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.57%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2022, the Adviser waived advisory fees of $224,303.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of

40	Invesco Global Strategic Income Fund

the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $33,230 in front-end sales commissions from the sale of Class A shares and $56 and $1,956 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$741,292,349	$–	$741,292,349

Non-U.S. Dollar Denominated Bonds & Notes	–	643,440,646	0	643,440,646

Asset-Backed Securities	–	180,718,857	–	180,718,857

Exchange-Traded Funds	34,863,555	–	–	34,863,555

Agency Credit Risk Transfer Notes	–	29,050,597	–	29,050,597

Variable Rate Senior Loan Interests	–	13,784,779	–	13,784,779

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	7,084,197	–	7,084,197

Preferred Stocks	–	3,541,273	–	3,541,273

Common Stocks & Other Equity Interests	55,143	351,601	1,909,322	2,316,066

Money Market Funds	128,844,046	77,020,328	–	205,864,374

Options Purchased	–	8,659,147	–	8,659,147

Total Investments in Securities	163,762,744	1,704,943,774	1,909,322	1,870,615,840

Other Investments - Assets*

Futures Contracts	10,521,092	–	–	10,521,092

Forward Foreign Currency Contracts	–	61,334,211	–	61,334,211

Swap Agreements	–	29,209,199	–	29,209,199

	10,521,092	90,543,410	–	101,064,502

Other Investments - Liabilities*

Futures Contracts	(7,308,300)	–	–	(7,308,300)

Forward Foreign Currency Contracts	–	(50,186,799)	–	(50,186,799)

Options Written	–	(64,574,608)	–	(64,574,608)

Swap Agreements	–	(24,201,793)	–	(24,201,793)

	(7,308,300)	(138,963,200)	–	(146,271,500)

Total Other Investments	3,212,792	(48,419,790)	–	(45,206,998)

Total Investments	$166,975,536	$1,656,523,984	$1,909,322	$1,825,408,842

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

41	Invesco Global Strategic Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$10,521,092	$10,521,092

Unrealized appreciation on swap agreements – Centrally Cleared(a)	4,265,595	–	24,338,616	28,604,211

Unrealized appreciation on forward foreign currency contracts outstanding	–	61,334,211	–	61,334,211

Unrealized appreciation on swap agreements – OTC	374,080	–	230,908	604,988

Options purchased, at value – OTC(b)	–	8,659,147	–	8,659,147

Total Derivative Assets	4,639,675	69,993,358	35,090,616	109,723,649

Derivatives not subject to master netting agreements	(4,265,595)	–	(34,859,708)	(39,125,303)

Total Derivative Assets subject to master netting agreements	$374,080	$69,993,358	$230,908	$70,598,346

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(7,308,300)	$(7,308,300)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(97,580)	–	(19,533,007)	(19,630,587)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(50,186,799)	–	(50,186,799)

Unrealized depreciation on swap agreements – OTC	(4,571,206)	–	–	(4,571,206)

Options written, at value – OTC	(4,901,073)	(5,248,761)	(54,424,774)	(64,574,608)

Total Derivative Liabilities	(9,569,859)	(55,435,560)	(81,266,081)	(146,271,500)

Derivatives not subject to master netting agreements	97,580	–	26,841,307	26,938,887

Total Derivative Liabilities subject to master netting agreements	$(9,472,279)	$(55,435,560)	$(54,424,774)	$(119,332,613)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$6,843,631	$2,603,893	$121,088	$9,568,612	$(10,839,804)	$(6,787,795)	$(15,003)	$(17,642,602)	$(8,073,990)	$–	$8,073,990	$–

Citibank, N.A.	2,618,238	–	7,781	2,626,019	(1,662,715)	–	(14,954)	(1,677,669)	948,350	–	(948,350)	–

Goldman Sachs International	13,502,248	1,195,416	318,130	15,015,794	(2,876,589)	(10,088,875)	(2,183,328)	(15,148,792)	(132,998)	–	132,998	–

J.P. Morgan Chase Bank, N.A.	20,952,577	3,443,457	954,233	25,350,267	(21,826,215)	(15,594,249)	(2,384,221)	(39,804,685)	(14,454,418)	–	8,859,000	(5,595,418)

Morgan Stanley and Co. International PLC	10,956,343	967,802	–	11,924,145	(11,548,647)	(32,103,689)	–	(43,652,336)	(31,728,191)	–	22,320,000	(9,408,191)

Royal Bank of Canada	4,040,606	–	–	4,040,606	(527,033)	–	–	(527,033)	3,513,573	–	(3,513,573)	–

Standard Chartered Bank PLC	2,420,568	8,205	109,820	2,538,593	(886,923)	–	(19,506)	(906,429)	1,632,164	–	(1,290,000)	342,164

UBS AG	–	440,374	–	440,374	(18,873)	–	–	(18,873)	421,501	–	(421,501)	–

Total	$61,334,211	$8,659,147	$1,511,052	$71,504,410	$(50,186,799)	$(64,574,608)	$(4,617,012)	$(119,378,419)	$(47,874,009)	$–	$33,212,564	$(14,661,445)

42	Invesco Global Strategic Income Fund

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit	Currency	Interest
	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$15,575,692	$-	$15,575,692

Futures contracts	-	-	12,611,982	12,611,982

Options purchased(a)	-	2,579,672	(206,144)	2,373,528

Options written	-	(17,902,244)	3,081,929	(14,820,315)

Swap agreements	3,783,325	-	(53,162,474)	(49,379,149)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(5,450,369)	-	(5,450,369)

Futures contracts	-	-	3,691,275	3,691,275

Options purchased(a)	-	3,549,737	(696,469)	2,853,268

Options written	(2,243,769)	(25,290)	(13,269,579)	(15,538,638)

Swap agreements	(995,284)	-	22,868,380	21,873,096

Total	$544,272	$(1,672,802)	$(25,081,100)	$(26,209,630)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

    The table below summarizes the average notional value of derivatives held during the period.

				Foreign		Foreign
	Forward			Currency		Currency
	Foreign Currency	Futures	Swaptions	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Written	Written	Agreements

Average notional value	$3,084,855,503	$535,063,040	$154,906,395	$883,789,791	$2,416,103,342	$546,171,580	$4,576,650,727

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $997.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

43	Invesco Global Strategic Income Fund

    The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$455,403,622	$351,401,530	$806,805,152

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $711,974,643 and $909,081,907, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$150,897,960

Aggregate unrealized (depreciation) of investments	(348,862,201)

Net unrealized appreciation (depreciation) of investments	$(197,964,241)

    Cost of investments for tax purposes is $2,033,552,430.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	8,045,299	$27,878,198	20,863,492	$77,179,461

Class C	1,175,207	4,058,236	2,783,504	10,254,185

Class R	1,428,822	4,911,758	2,586,094	9,566,017

Class Y	14,320,966	50,689,099	9,009,632	33,154,213

Class R6	658,944	2,215,606	2,402,163	8,955,150

Issued as reinvestment of dividends:
Class A	6,504,880	22,295,027	12,530,450	46,049,135

Class C	201,547	689,168	435,507	1,597,225

Class R	252,297	866,238	473,313	1,740,994

Class Y	478,899	1,641,620	1,030,851	3,786,930

Class R6	69,683	237,896	160,580	587,476

Automatic conversion of Class C shares to Class A shares:
Class A	1,611,194	5,511,850	16,627,596	62,391,544

Class C	(1,615,942)	(5,511,850)	(16,673,698)	(62,391,544)

Reacquired:
Class A	(54,604,388)	(188,974,470)	(110,699,267)	(408,419,437)

Class C	(2,862,560)	(9,873,914)	(7,693,690)	(28,371,254)

Class R	(2,728,040)	(9,387,322)	(5,305,908)	(19,659,970)

Class Y	(19,118,990)	(66,849,095)	(22,140,461)	(81,689,605)

Class R6	(797,267)	(2,757,403)	(3,079,741)	(11,261,723)

Net increase (decrease) in share activity	(46,979,449)	$(162,359,358)	(96,689,583)	$(356,531,203)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44	Invesco Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$912.10	$4.69	$1,019.89	$4.96	0.99%
Class C	1,000.00	908.30	8.28	1,016.12	8.75	1.75
Class R	1,000.00	910.90	5.92	1,018.60	6.26	1.25
Class Y	1,000.00	915.80	3.56	1,021.08	3.76	0.75
Class R5	1,000.00	913.80	3.13	1,021.52	3.31	0.66
Class R6	1,000.00	916.00	3.14	1,021.52	3.31	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

45	Invesco Global Strategic Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338                             Invesco Distributors, Inc.                                                                                               O-GLSI-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Global Targeted Returns Fund

Nasdaq:

A: GLTAX ∎ C: GLTCX ∎ R: GLTRX ∎ Y: GLTYX ∎ R5: GLTFX ∎ R6: GLTSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
22	Consolidated Financial Statements
25	Consolidated Financial Highlights
26	Notes to Consolidated Financial Statements
36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.63%
Class C Shares	-4.00
Class R Shares	-3.60
Class Y Shares	-3.49
Class R5 Shares	-3.39
Class R6 Shares	-3.49
FTSE US 3-Month Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.06

Source(s): ▼RIMES Technologies Corp.

The FTSE US 3-Month Treasury Bill Index is an unmanaged index representative of three-month US Treasury bills.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Targeted Returns Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	-0.59%
5 Years	-2.52
1 Year	-10.61

Class C Shares
Inception (12/19/13)	-0.65%
5 Years	-2.16
1 Year	-7.06

Class R Shares
Inception (12/19/13)	-0.16%
5 Years	-1.66
1 Year	-5.49

Class Y Shares
Inception (12/19/13)	0.34%
5 Years	-1.15
1 Year	-5.15

Class R5 Shares
Inception (12/19/13)	0.35%
5 Years	-1.15
1 Year	-5.04

Class R6 Shares
Inception (12/19/13)	0.35%
5 Years	-1.13
1 Year	-5.14

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Targeted Returns Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Targeted Returns Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–23.08%(a)
Brazil–0.05%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	50,000	$ 9,638

France–0.67%
Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	119,074

Germany–0.55%
Volkswagen International Finance N.V., 3.88%(b)(c)(d)	EUR	100,000	97,188

Italy–0.30%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	53,147

Mexico–10.06%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	17,500,000	786,949
Series M 20, 7.50%, 06/03/2027	MXN	500,000	22,984
Series M 20, 8.50%, 05/31/2029	MXN	20,490,000	974,822
			1,784,755

Portugal–0.19%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	30,000	33,781

Russia–0.00%
Russian Federal Bond - OFZ,
Series 6225, 7.25%, 05/10/2034(e)	RUB	2,000,000	0
Series 6239, 6.90%, 07/23/2031(e)	RUB	70,189,000	0
			0

South Africa–3.99%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	6,349,000	360,156
Series 2032, 8.25%, 03/31/2032	ZAR	5,711,000	315,158
Series 2048, 8.75%, 02/28/2048	ZAR	650,000	33,460
			708,774

Spain–1.52%
Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	111,279
Codere Finance 2 (Luxembourg) S.A., 10.75% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(f)	EUR	26,667	27,281
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(f)	EUR	33,483	30,820
eDreams ODIGEO S.A., 5.50%, 07/15/2027(b)	EUR	100,000	99,616
			268,996

	Principal Amount		Value
United Kingdom–5.19%
Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	$ 253,126
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	100,000	117,673
Nationwide Building Society, Series CCDS, 10.25%(b)(d)	GBP	38,000	79,559
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	125,822
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	137,382
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	39,066	57,072
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	24,792	35,598
Wheel Bidco Ltd., 6.75%, 07/15/2026(b)	GBP	100,000	115,783
			922,015

United States–0.56%
Coty, Inc., 3.88%, 04/15/2026(b)	EUR	100,000	99,085
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,388,368)			4,096,453

		Shares

Common Stocks & Other Equity Interests–16.55%
Australia–0.80%
Alumina Ltd.		14,485	18,349
Glencore PLC		5,696	35,111
Newcrest Mining Ltd.		1,291	24,202
QBE Insurance Group Ltd.		2,613	22,381
Woodside Petroleum Ltd.		1,512	32,863
Worley Ltd.		927	9,036
			141,942

Brazil–0.08%
Wheaton Precious Metals Corp.		156	6,998
Yara International ASA		140	7,120
			14,118

Canada–0.24%
Agnico Eagle Mines Ltd.		104	6,056
Barrick Gold Corp.		912	20,347
Barrick Gold Corp.		51	1,137
Canadian Pacific Railway Ltd.		81	5,925
Constellation Software, Inc.		3	4,722
Dollarama, Inc.		64	3,558
			41,745

China–1.97%
Alibaba Group Holding Ltd.(g)		2,280	27,866
Alibaba Group Holding Ltd., ADR(g)		155	15,049
Autohome, Inc., ADR		560	16,279
BeiGene Ltd., ADR(g)		21	3,360
China Overseas Land & Investment Ltd.		6,500	20,018
China South Publishing & Media Group Co. Ltd., A Shares		4,900	7,132
COSCO SHIPPING Ports Ltd.		10,000	7,085
Dongfeng Motor Group Co. Ltd., H Shares		18,000	13,126

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Global Targeted Returns Fund

	Shares	Value
China–(continued)
Gree Electric Appliances, Inc. of Zhuhai, A Shares	3,800	$ 17,884
JD.com, Inc., A Shares(g)	64	1,995
JD.com, Inc., ADR(g)	423	26,082
Ming Yang Smart Energy Group Ltd., A Shares	5,956	19,763
Minth Group Ltd.	2,000	4,716
NetEase, Inc., ADR	335	31,936
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,500	22,508
Suofeiya Home Collection Co. Ltd., A Shares	6,200	19,121
Tencent Holdings Ltd.	300	14,072
Tencent Holdings Ltd., ADR	944	44,434
Tencent Music Entertainment Group, ADR(g)	1,699	7,221
Tingyi Cayman Islands Holding Corp.	12,000	21,793
Wuxi Biologics Cayman, Inc.(b)(g)	1,000	7,257
Youdao, Inc., ADR(g)	151	1,087
		349,784

Denmark–0.14%
Carlsberg A/S, Class B	60	7,594
Novo Nordisk A/S, Class B	121	13,839
Vestas Wind Systems A/S	144	3,705
		25,138

Finland–0.18%
Kone OYJ, Class B	58	2,783
Metso Outotec OYJ	441	3,732
Neste OYJ	97	4,170
Stora Enso OYJ, Class R	422	8,259
UPM-Kymmene OYJ	390	13,396
		32,340

France–1.08%
Arkema S.A.	43	4,853
Atos SE	100	2,419
AXA S.A.	345	9,134
BNP Paribas S.A.	133	6,821
Capgemini SE	54	10,985
Carrefour S.A.	484	10,260
Cie de Saint-Gobain	146	8,496
ENGIE S.A.	516	6,061
Hermes International	12	14,765
L’Oreal S.A.	10	3,638
Publicis Groupe S.A.	109	6,525
Sanofi	303	31,891
Thales S.A.	25	3,203
TotalEnergies SE	1,105	54,445
Veolia Environnement S.A.	367	10,578
Verallia S.A.(b)	301	8,207
		192,281

Germany–0.31%
Deutsche Post AG	208	8,979
Deutsche Telekom AG	650	11,973
HelloFresh SE(g)	44	1,882
Infineon Technologies AG	310	8,968
Mercedes-Benz Group AG	124	8,775
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	35	8,375
Volkswagen AG, Preference Shares	12	1,883

	Shares	Value
Germany–(continued)
Vonovia SE	109	$ 4,358
		55,193

Hong Kong–0.49%
AIA Group Ltd.	2,600	25,402
CK Asset Holdings Ltd.	3,500	23,694
CK Hutchison Holdings Ltd.	4,000	28,004
Link REIT	600	5,173
Pacific Basin Shipping Ltd.	12,000	5,527
		87,800

India–0.64%
Aurobindo Pharma Ltd.	2,043	16,744
Housing Development Finance Corp. Ltd.	847	24,387
ICICI Bank Ltd., ADR	1,157	22,029
Kotak Mahindra Bank Ltd.	102	2,369
Larsen & Toubro Ltd.	756	16,595
Mahindra & Mahindra Ltd.	1,363	16,328
Shriram Transport Finance Co. Ltd.	989	15,407
		113,859

Indonesia–0.27%
PT Astra International Tbk	69,200	36,108
PT Telkom Indonesia (Persero) Tbk	36,900	11,758
		47,866

Ireland–0.12%
CRH PLC	477	18,901
Ryanair Holdings PLC, ADR(g)	32	2,794
		21,695

Israel–0.04%
Nice Ltd., ADR(g)	32	6,605

Italy–0.10%
Enel S.p.A.	833	5,384
Intesa Sanpaolo S.p.A.	1,679	3,376
Telecom Italia S.p.A.	12,495	3,622
UniCredit S.p.A.	529	4,825
		17,207

Japan–0.01%
Sony Group Corp., ADR	17	1,463

Luxembourg–0.05%
ArcelorMittal S.A.	287	8,378
Helix Holdco S.A.(e)	500	0
		8,378

Macau–0.07%
Sands China Ltd.(g)	6,000	13,173

Netherlands–0.57%
Adyen N.V.(b)(g)	7	11,707
ASML Holding N.V.	8	4,526
BE Semiconductor Industries N.V.	106	6,419
ING Groep N.V.	676	6,326
Koninklijke Ahold Delhaize N.V.	113	3,338
Prosus N.V.	288	13,888
SBM Offshore N.V.	495	7,176
Shell PLC	1,652	44,713

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Global Targeted Returns Fund

	Shares	Value
Netherlands–(continued)
Universal Music Group N.V.	140	$ 3,239
		101,332

Portugal–0.04%
EDP - Energias de Portugal S.A.	1,413	6,579

Russia–0.00%
Sberbank of Russia PJSC, ADR(e)	70	0
Sberbank of Russia PJSC, ADR(e)	28	0
		0

Singapore–0.23%
ComfortDelGro Corp. Ltd.	10,000	10,531
United Overseas Bank Ltd.	1,400	30,004
		40,535

South Africa–0.15%
Anglo American PLC	599	26,581

South Korea–0.81%
Hyundai Motor Co., Second Pfd.	199	14,891
KB Financial Group, Inc.	235	10,860
LG Corp.	201	11,597
LOTTE Chemical Corp.	68	10,481
POSCO Holdings, Inc.	49	11,103
Samsung Electronics Co. Ltd.	1,043	55,419
Samsung Electronics Co. Ltd., Preference Shares	54	2,522
Samsung Fire & Marine Insurance Co. Ltd.	169	27,787
		144,660

Spain–0.21%
Amadeus IT Group S.A.(g)	131	8,168
Banco Bilbao Vizcaya Argentaria S.A.	1,326	6,978
CaixaBank S.A.	2,928	9,344
Cellnex Telecom S.A.(b)	24	1,122
Codere New Topco S.A.(e)(g)	1,248	0
Corp ACCIONA Energias Renovables S.A.	100	3,712
Repsol S.A.	501	7,517
		36,841

Sweden–0.12%
Biotage AB	92	1,891
Lundin Energy AB	123	5,088
Sandvik AB	379	7,126
SSAB AB, Class B	1,098	6,468
		20,573

Switzerland–0.30%
Lonza Group AG	11	6,458
Novartis AG	160	14,155
Roche Holding AG	55	20,370
Tecan Group AG, Class R	20	6,010
Zurich Insurance Group AG	13	5,913
		52,906

Taiwan–0.64%
Asustek Computer, Inc.	1,000	12,050
Hon Hai Precision Industry Co. Ltd.	4,400	15,054
Sea Ltd., ADR(g)	69	5,711

	Shares	Value
Taiwan–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	702	$ 65,237
Uni-President Enterprises Corp.	7,000	16,152
		114,204

Thailand–0.16%
Kasikornbank PCL, NVDR	6,300	27,906

United Kingdom–4.33%
3i Group PLC	777	12,679
Ashtead Group PLC	218	11,271
AstraZeneca PLC	389	51,676
Aviva PLC	2,973	15,962
Babcock International Group PLC(g)	2,041	7,797
BAE Systems PLC	3,748	34,911
Balfour Beatty PLC	1,607	4,843
Barclays PLC	19,773	36,130
Barratt Developments PLC	3,379	20,688
Berkeley Group Holdings PLC	100	5,077
BP PLC	11,884	58,025
British American Tobacco PLC	587	24,738
Bunzl PLC	485	18,784
Burberry Group PLC	301	5,919
Compass Group PLC	530	11,164
Cranswick PLC	161	6,380
Croda International PLC	64	6,201
Diageo PLC	33	1,635
Drax Group PLC	950	9,568
easyJet PLC(g)	624	4,284
Experian PLC	333	11,542
Hays PLC	3,348	5,093
Hiscox Ltd.	1,025	12,136
ITV PLC	3,940	3,642
JD Sports Fashion PLC	6,863	11,359
Legal & General Group PLC	3,429	10,663
Marks & Spencer Group PLC(g)	4,645	7,965
Melrose Industries PLC	3,296	4,741
Mitchells & Butlers PLC(g)	2,123	6,044
National Grid PLC	2,993	44,500
NatWest Group PLC	2,197	5,907
Next PLC	293	21,990
Pennon Group PLC	314	4,368
Petrofac Ltd.(g)	842	1,421
Phoenix Group Holdings PLC	1,653	12,471
Prudential PLC	712	8,851
Reckitt Benckiser Group PLC	121	9,439
RELX PLC	860	25,684
RELX PLC	117	3,488
Rolls-Royce Holdings PLC(g)	1,955	1,996
Serco Group PLC	3,503	6,662
Severn Trent PLC	208	8,191
Smith & Nephew PLC	968	15,661
Spire Healthcare Group PLC(b)(g)	2,785	7,488
SSE PLC	1,916	44,631
Standard Chartered PLC	2,252	15,428
Tesco PLC	6,907	23,464
Travis Perkins PLC	398	6,059
Unilever PLC	375	17,418
United Utilities Group PLC	981	14,116

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Global Targeted Returns Fund

	Shares	Value
United Kingdom–(continued)
Vodafone Group PLC	19,543	$ 29,567
Whitbread PLC(g)	527	18,269
		767,986

United States–2.40%
ABIOMED, Inc.(g)	9	2,579
Accenture PLC, Class A	21	6,308
Adobe, Inc.(g)	7	2,772
Airbnb, Inc., Class A(g)	37	5,669
Alphabet, Inc., Class A(g)	7	15,975
Alphabet, Inc., Class C(g)	3	6,898
Amazon.com, Inc.(g)	10	24,856
American Express Co.	14	2,446
American Tower Corp.	37	8,918
Amphenol Corp., Class A	50	3,575
Apple, Inc.	19	2,995
Berkshire Hathaway, Inc., Class B(g)	10	3,228
Broadcom, Inc.	12	6,653
Coca-Cola Co. (The)	183	11,824
Copart, Inc.(g)	31	3,523
Costco Wholesale Corp.	2	1,063
Crowdstrike Holdings, Inc., Class A(g)	71	14,112
Danaher Corp.	34	8,538
Edwards Lifesciences Corp.(g)	8	846
Equifax, Inc.	5	1,018
Ferguson PLC	100	12,611
First Republic Bank	24	3,581
Herc Holdings, Inc.	27	3,451
Home Depot, Inc. (The)	19	5,708
Illumina, Inc.(g)	53	15,722
Installed Building Products, Inc.	56	4,506
Intercontinental Exchange, Inc.	25	2,895
JPMorgan Chase & Co.	77	9,191
KKR & Co., Inc., Class A	85	4,332
Markel Corp.(g)	2	2,707
Mastercard, Inc., Class A	63	22,893
Meta Platforms, Inc., Class A(g)	109	21,851
Microsoft Corp.	75	20,814
Moody’s Corp.	6	1,899
Nestle S.A.	67	8,650
Newmont Corp.	240	17,484
NIKE, Inc., Class B	21	2,619
NVIDIA Corp.	16	2,968
Old Dominion Freight Line, Inc.	11	3,081
PepsiCo, Inc.	28	4,808
Progressive Corp. (The)	119	12,776
salesforce.com, inc.(g)	63	11,084
ServiceNow, Inc.(g)	17	8,128
Sims Ltd.	723	10,459
Stellantis N.V.	560	7,485
Stryker Corp.	36	8,685
Texas Instruments, Inc.	34	5,788
Thermo Fisher Scientific, Inc.	31	17,140
TJX Cos., Inc. (The)	110	6,741
Twilio, Inc., Class A(g)	85	9,505
Twist Bioscience Corp.(g)	39	1,125
Uber Technologies, Inc.(g)	269	8,468
Union Pacific Corp.	33	7,732

	Shares	Value
United States–(continued)
Visa, Inc., Class A	28	$ 5,968
		426,651
Total Common Stocks & Other Equity Interests (Cost $2,317,088)		2,937,341

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–11.62%
Argentina–0.16%
Argentine Republic Government International Bond,
1.00%, 07/09/2029	$4,402	1,422
1.50%, 07/09/2035(h)	97,000	27,800
		29,222

Brazil–0.94%
MARB BondCo PLC, 3.95%, 01/29/2031(b)	200,000	166,498

Canada–0.22%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(b)	4,000	3,686
4.00%, 10/15/2030(b)	12,000	10,275
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)	8,000	7,580
Precision Drilling Corp., 6.88%, 01/15/2029(b)	7,000	6,800
Ritchie Bros. Holdings, Inc., 4.75%, 12/15/2031(b)	10,000	10,015
		38,356

France–0.05%
Altice France S.A., 5.50%, 10/15/2029(b)	10,000	8,512

United Kingdom–0.16%
Barclays Bank PLC, 1.06%(d)	20,000	17,270
Vodafone Group PLC, 4.13%, 06/04/2081(c)	14,000	12,119
		29,389

United States–10.09%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	25,000	25,797
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,000	4,824
3.75%, 01/30/2031(b)	18,000	15,599
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	38,000	37,712
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	16,000	14,943
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	3,000	2,802
4.63%, 11/15/2029(b)	12,000	10,820
Audacy Capital Corp., 6.75%, 03/31/2029(b)	10,000	8,674
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	14,000	13,914
Bausch Health Cos., Inc., 6.13%, 04/15/2025(b)	14,000	14,050

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Boeing Co. (The), 5.15%, 05/01/2030	$100,000	$ 99,418
Brink’s Co. (The), 5.50%, 07/15/2025(b)	10,000	10,042
Bristow Group, Inc., 6.88%, 03/01/2028(b)	18,000	17,664
Callon Petroleum Co.,
6.13%, 10/01/2024	5,000	4,943
8.00%, 08/01/2028(b)(i)	21,000	21,749
Calpine Corp., 3.75%, 03/01/2031(b)	14,000	11,817
Camelot Finance S.A., 4.50%, 11/01/2026(b)	21,000	19,767
Carnival Corp., 10.50%, 02/01/2026(b)	13,000	14,316
Carriage Services, Inc., 4.25%, 05/15/2029(b)	21,000	18,298
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	104,000	101,503
4.75%, 03/01/2030(b)	5,000	4,477
4.50%, 05/01/2032	24,000	20,235
4.25%, 01/15/2034(b)	10,000	7,967
Centene Corp.,
4.25%, 12/15/2027	3,000	2,913
4.63%, 12/15/2029	5,000	4,850
3.00%, 10/15/2030	9,000	7,844
Clarios Global L.P., 6.75%, 05/15/2025(b)	3,000	3,064
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	14,000	14,009
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	13,000	11,473
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	9,000	8,519
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	9,000	8,990
Coca-Cola Co. (The), 2.25%, 01/05/2032	50,000	43,884
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	12,000	12,420
6.13%, 04/01/2030(b)	13,000	10,706
Covanta Holding Corp.,
4.88%, 12/01/2029(b)	8,000	7,289
5.00%, 09/01/2030	7,000	6,333
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	17,000	17,750
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	9,000	8,022
CTR Partnership L.P./ CareTrust Capital Corp., 3.88%, 06/30/2028(b)	14,000	12,690
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	13,000	12,451
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	8,000	8,023
DISH DBS Corp., 7.38%, 07/01/2028	3,000	2,627
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	18,060

	Principal Amount	Value
United States–(continued)
Diversified Healthcare Trust,
4.75%, 05/01/2024	$6,000	$ 5,709
4.38%, 03/01/2031	19,000	14,775
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	9,000	8,382
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	17,000	16,968
Encompass Health Corp., 4.50%, 02/01/2028	12,000	11,115
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	8,000	7,044
EnerSys,
5.00%, 04/30/2023(b)	23,000	23,142
4.38%, 12/15/2027(b)	7,000	6,508
EnPro Industries, Inc., 5.75%, 10/15/2026	9,000	9,012
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	9,000	9,101
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	14,000	12,719
FirstCash, Inc., 5.63%, 01/01/2030(b)	7,000	6,522
Ford Motor Co.,
3.25%, 02/12/2032	22,000	17,915
4.75%, 01/15/2043	7,000	5,649
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	10,000	8,642
Gap, Inc. (The), 3.63%, 10/01/2029(b)(i)	19,000	15,485
Gartner, Inc.,
4.50%, 07/01/2028(b)	14,000	13,437
3.63%, 06/15/2029(b)	6,000	5,378
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	3,000	2,946
6.25%, 05/15/2026	10,000	9,339
8.00%, 01/15/2027	6,000	5,893
7.75%, 02/01/2028	8,000	7,711
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	9,701
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)	13,000	11,222
Gray Television, Inc., 7.00%, 05/15/2027(b)	8,000	8,280
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	21,000	18,923
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	8,000	7,926
HCA, Inc.,
5.88%, 02/15/2026	8,000	8,292
5.38%, 09/01/2026	10,000	10,246
5.88%, 02/01/2029	3,000	3,129
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	16,000	15,960
Holly Energy Partners L.P./ Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	8,000	8,169
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	10,000	9,702
IRB Holding Corp., 7.00%, 06/15/2025(b)	2,000	2,061

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
iStar, Inc.,
4.75%, 10/01/2024	$16,000	$ 15,580
5.50%, 02/15/2026	3,000	2,923
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	12,000	12,038
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	13,000	12,056
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	10,000	8,692
Lamar Media Corp., 3.63%, 01/15/2031	13,000	11,330
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	9,000	7,898
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	24,000	19,541
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	13,000	11,756
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	13,000	11,371
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	9,000	8,552
5.88%, 03/15/2030(b)	5,000	4,700
4.50%, 12/15/2034	7,000	5,473
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	14,000	13,071
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	13,000	11,424
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	9,000	8,002
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	13,000	11,653
Nabors Industries Ltd., 7.25%, 01/15/2026(b)	5,000	4,893
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	7,000	7,151
Navient Corp.,
7.25%, 09/25/2023	6,000	6,158
5.00%, 03/15/2027	8,000	7,298
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	15,000	14,154
NFP Corp.,
6.88%, 08/15/2028(b)	16,000	14,236
4.88%, 08/15/2028(b)	5,000	4,557
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	11,000	10,381
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	9,000	7,550
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	16,000	15,903
Occidental Petroleum Corp.,
8.50%, 07/15/2027	1,000	1,129
6.13%, 01/01/2031	16,000	16,838
6.20%, 03/15/2040	8,000	8,294
OneMain Finance Corp.,
3.88%, 09/15/2028	6,000	5,093
5.38%, 11/15/2029	14,000	12,590
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	22,000	19,274

	Principal Amount	Value
United States–(continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	$16,000	$ 14,617
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	19,000	16,135
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	9,000	8,559
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	4,000	3,750
4.80%, 05/15/2030(b)	16,000	14,677
6.88%, 04/15/2040(b)	10,000	9,519
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	10,000	9,012
Ryan Specialty Group LLC, 4.38%, 02/01/2030(b)	5,000	4,566
SBA Communications Corp., 3.88%, 02/15/2027	21,000	19,954
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	28,000	25,191
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	13,000	12,368
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	9,000	8,022
Select Medical Corp., 6.25%, 08/15/2026(b)	8,000	7,953
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	12,000	12,046
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	2,000	1,822
3.75%, 02/15/2031(b)	2,000	1,694
Service Properties Trust,
4.95%, 10/01/2029	4,000	3,202
4.38%, 02/15/2030	7,000	5,381
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	13,000	11,991
4.00%, 07/15/2028(b)	10,000	9,051
SM Energy Co.,
6.75%, 09/15/2026	3,000	2,989
6.63%, 01/15/2027	7,000	6,973
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	14,000	12,065
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	16,000	15,700
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	14,000	12,570
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	10,000	9,336
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	18,000	18,050
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	12,000	11,763
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,000	1,120
T-Mobile USA, Inc.,
4.75%, 02/01/2028	6,000	5,929
3.38%, 04/15/2029	9,000	8,152
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	9,000	8,808

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
Valaris Ltd., 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(f)	$5,000	$5,131
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(f)	13,000	13,341
Verizon Communications, Inc., 2.36%, 03/15/2032	35,000	29,410
Vistra Corp., 7.00%(b)(c)(d)	2,000	1,949
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	4,000	3,945
4.38%, 05/01/2029(b)	13,000	11,814
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	14,000	12,566
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	9,000	7,892
		1,790,823
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,228,821)		2,062,800

U.S. Treasury Securities–0.55%
U.S. Treasury Inflation – Indexed Notes–0.28%
0.75%, 07/15/2028(j)	46,961	50,538

U.S. Treasury Notes–0.27%
1.63%, 05/15/2026	52,214	47,490
Total U.S. Treasury Securities (Cost $99,175)		98,028

	Shares

Money Market Funds–38.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(k)(l)	2,322,998	2,322,998

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(k)(l)	1,681,116	$1,680,780
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.32%(k)(l)	170,453	170,453
Invesco Treasury Portfolio, Institutional Class, 0.23%(k)(l)	2,654,855	2,654,855
Total Money Market Funds (Cost $6,829,261)		6,829,086

Options Purchased–0.68% (Cost $100,322)(m)		120,266
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-90.96% (Cost $16,963,035)		16,143,974

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.18%
Invesco Private Government Fund, 0.40%(k)(l)(n)	8,847	8,847
Invesco Private Prime Fund, 0.35%(k)(l)(n)	22,029	22,029
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,872)		30,876
TOTAL INVESTMENTS IN SECURITIES–91.14% (Cost $16,993,907)		16,174,850
OTHER ASSETS LESS LIABILITIES–8.86%		1,572,991
NET ASSETS–100.00%		$17,747,841

Investment Abbreviations:

ADR	– American Depositary Receipt
BRL	– Brazilian Real
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
RUB	– Russian Ruble
ZAR	– South African Rand

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Global Targeted Returns Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $3,074,685, which represented 17.32% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Non-income producing security.
(h)	Step coupon bond. Rate shown is the rate in effect on April 30, 2022.
(i)	All or a portion of this security was out on loan at April 30, 2022.
(j)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,830,367	$6,103,371	$(5,610,740)	$ -	$ -	$2,322,998	$ 376
Invesco Liquid Assets Portfolio, Institutional Class	1,399,713	4,359,550	(4,077,918)	(158)	(407)	1,680,780	636
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	5,129,560	7,141,497	(12,100,604)	-	-	170,453	212
Invesco Treasury Portfolio, Institutional Class	2,091,848	6,975,281	(6,412,274)	-	-	2,654,855	685
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	34,125	(25,278)	-	-	8,847	4	*
Invesco Private Prime Fund	-	54,886	(32,860)	4	(1)	22,029	10	*
Total	$10,451,488	$24,668,710	$(28,259,674)	$(154)	$(408)	$6,859,962	$1,923

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(m)	The table below details options purchased.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Over-The-Counter Index Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value

Equity Risk

EURO STOXX 50 Index	Call	J.P. Morgan Chase Bank, N.A.	06/17/2022	13	EUR	3,950.00	EUR	513,500	$6,599

S&P 500 Index	Call	Barclays Bank PLC	06/17/2022	2	USD	4,450.00	USD	890,000	5,709

Subtotal – Index Call Options Purchased									12,308

Equity Risk
FTSE Taiwan RIC Capped Index	Put	BNP Paribas S.A.	12/29/2022	7,132	TWD	1,594.40	TWD	11,371,261	52,657

Total Index Options Purchased									$64,965

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

GBP Versus USD	Call	Barclays Bank PLC	10/28/2022	USD	1.40	GBP	24,680	$41

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	76,329	129

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	60,926	103

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	23,843	40

USD Versus CNH	Call	UBS AG	02/15/2023	CNH	7.00	USD	47,977	454

USD Versus CNH	Call	UBS AG	02/15/2023	CNH	7.00	USD	64,155	607

Subtotal – Foreign Currency Call Options Purchased								1,374

Currency Risk

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	769,533	52,228

USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH	6.16	USD	1,604,558	1,699

Subtotal – Foreign Currency Put Options Purchased								53,927

Total Foreign Currency Options Purchased								$55,301

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.

Open Over-The-Counter Index Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(b)		Value

Equity Risk

EURO STOXX 50 Index	Put	J.P. Morgan Chase Bank, N.A.	06/17/2022	13	EUR	3,425.00	EUR	445,250	$(8,696)

FTSE Taiwan RIC Capped Index	Put	BNP Paribas S.A.	12/29/2022	392	TWD	1,594.40	TWD	625,005	(2,894)

S&P 500 Index	Put	Barclays Bank PLC	09/16/2022	5	USD	4,025.00	USD	2,012,500	(109,753)

Total Index Options Written									$(121,343)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.
(b)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value

Currency Risk

GBP Versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.40	GBP	769,533	$(1,298)

USD Versus CNH	Call	J.P. Morgan Chase Bank, N.A.	02/15/2023	CNH	7.00	USD	1,604,558	(15,179)

Subtotal – Foreign Currency Call Options Written								(16,477)

Currency Risk

GBP Versus USD	Put	Barclays Bank PLC	10/28/2022	USD	1.32	GBP	24,680	(1,675)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	76,329	(5,180)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	60,926	(4,135)

GBP Versus USD	Put	J.P. Morgan Chase Bank, N.A.	10/28/2022	USD	1.32	GBP	23,843	(1,618)

USD Versus CNH	Put	UBS AG	02/15/2023	CNH	6.16	USD	47,977	(51)

USD Versus CNH	Put	UBS AG	02/15/2023	CNH	6.16	USD	64,155	(68)

Subtotal – Foreign Currency Put Options Written								(12,727)

Total – Foreign Currency Options Written								$(29,204)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco Global Targeted Returns Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX Banks Index	274	June-2022	$1,212,591	$(70,777)	$(70,777)
FTSE 100 Index	10	June-2022	944,722	47,236	47,236
Mini-DAX® Index	17	June-2022	1,263,461	11,765	11,765
Subtotal				(11,776)	(11,776)
Interest Rate Risk
Euro-Bobl	5	June-2022	670,843	(32,356)	(32,356)
U.S. Treasury Long Bonds	1	June-2022	140,688	(14,170)	(14,170)
Subtotal				(46,526)	(46,526)
Subtotal-Long Futures Contracts				(58,302)	(58,302)

Short Futures Contracts
Equity Risk
CAC 40® Index	18	May-2022	(1,229,829)	(6,616)	(6,616)
E-Mini Russell 2000 Index	22	June-2022	(2,047,430)	121,852	121,852
EURO STOXX 50 Index	32	June-2022	(1,261,214)	4,693	4,693
EURO STOXX 600 Index	19	June-2022	(446,782)	(16,328)	(16,328)
FTSE UK Mid Cap Tradable Plus Index	31	June-2022	(1,835,240)	(28,890)	(28,890)
MSCI AC Asia ex Japan Index	19	June-2022	(1,008,894)	3,898	3,898
MSCI World Index	8	June-2022	(689,520)	2,973	2,973
Subtotal				81,582	81,582
Interest Rate Risk
Long Gilt	2	June-2022	(297,865)	10,922	10,922
U.S. Treasury 10 Year Notes	5	June-2022	(595,781)	36,621	36,621
Subtotal				47,543	47,543
Subtotal-Short Futures Contracts				129,125	129,125
Total Futures Contracts				$70,823	$70,823
(a)	Futures contracts collateralized by $590,173 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 38, Versio 1	Buy	(5.00)%	Quarterly	06/20/2027	4.614%	USD	326,000	$(10,914)	$(4,757)	$6,157
Credit Risk
Markit iTraxx Europe Crossover Index, Series 37, Version 1	Sell	5.00	Quarterly	06/20/2027	4.275	EUR	770,000	45,007	25,086	(19,921)
Total Centrally Cleared Credit Default Swap Agreements								$34,093	$20,329	$(13,764)

(a)	Centrally cleared swap agreements collateralized by $344,393 cash held with Credit Suisse.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(2.79)%	Annually	04/22/2026	USD	2,588,750	$–	$731	$731
Receive	SOFR	Annually	(2.77)	Annually	04/29/2026	USD	2,588,750	–	1,559	1,559
Receive	SOFR	Annually	(2.45)	Annually	04/18/2032	USD	167,000	–	3,481	3,481
Receive	SOFR	Annually	(2.65)	Annually	04/29/2026	USD	2,088,750	–	6,160	6,160
Receive	6 Month EURIBOR	Semi-Annually	(1.45)	Annually	04/19/2047	EUR	326,000	–	12,323	12,323
Receive	SOFR	Annually	(1.77)	Annually	02/16/2032	USD	2,636,000	–	208,599	208,599
Receive	6 Month EURIBOR	Semi-Annually	0.29	Annually	06/16/2026	EUR	3,635,000	–	255,185	255,185
Receive	6 Month EURIBOR	Semi-Annually	(0.83)	Annually	02/16/2047	EUR	2,681,000	–	462,293	462,293
Subtotal – Appreciation								–	950,331	950,331
Interest Rate Risk
Pay	SOFR	Annually	1.76	Annually	02/16/2052	USD	2,652,000	–	(385,148)	(385,148)
Pay	6 Month EURIBOR	Semi-Annually	0.83	Annually	02/16/2032	EUR	2,652,000	–	(223,174)	(223,174)
Pay	SOFR	Annually	1.03	Annually	12/20/2026	USD	1,692,000	173	(125,629)	(125,802)
Pay	6 Month EURIBOR	Semi-Annually	0.13	Annually	12/07/2026	EUR	314,000	–	(22,734)	(22,734)
Pay	3 Month AUD BBSW	Quarterly	3.34	Quarterly	04/22/2026	AUD	3,350,500	–	(12,475)	(12,475)
Pay	3 Month AUD BBSW	Quarterly	3.36	Quarterly	04/29/2026	AUD	3,350,500	–	(11,908)	(11,908)
Pay	3 Month AUD BBSW	Quarterly	3.36	Quarterly	04/22/2026	AUD	3,350,500	–	(11,703)	(11,703)
Pay	SOFR	Annually	2.34	Annually	04/18/2052	USD	435,000	–	(10,809)	(10,809)
Pay	3 Month AUD BBSW	Quarterly	3.40	Quarterly	04/29/2026	AUD	3,350,500	–	(9,980)	(9,980)
Pay	6 Month EURIBOR	Semi-Annually	0.04	Annually	01/07/2027	EUR	117,000	–	(7,675)	(7,675)
Pay	6 Month EURIBOR	Semi-Annually	1.53	Annually	04/19/2032	EUR	92,000	–	(1,611)	(1,611)
Receive	SOFR	Annually	(2.81)	Annually	04/25/2026	USD	2,588,750	–	(190)	(190)
Subtotal – Depreciation								173	(823,036)	(823,209)
Total Centrally Cleared Interest Rate Swap Agreements								$173	$127,295	$127,122

(a)	Centrally cleared swap agreements collateralized by $344,393 cash held with Credit Suisse.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	At Maturity	(2.62)%	At Maturity	02/15/2027	EUR	3,232,000	$ –	$212,818	$212,818
Interest Rate Risk
Pay	United Kingdom RPI	At Maturity	3.86	At Maturity	07/15/2028	GBP	5,606,521	(7,503)	(921,408)	(913,905)
Total – Centrally Cleared Inflation Swap Agreements								$(7,503)	$(708,590)	$(701,087)

(a)	Centrally cleared swap agreements collateralized by $344,393 cash held with Credit Suisse.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Credit Suisse International	EURO STOXX 50 Index	Pay	28.60%	At Maturity	12/20/2024	EUR	8,671	$678
Credit Suisse International	S&P 500 Index	Receive	27.55	At Maturity	12/15/2023	USD	1,245	1,046
Goldman Sachs International	S&P 500 Index	Receive	29.20	At Maturity	12/15/2023	USD	571	92
Merrill Lynch International	Russell 2000 Index	Receive	31.00	At Maturity	12/15/2023	USD	2,018	1,983
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	7,520	22,311
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	5,241	15,702
Merrill Lynch International	S&P 500 Index	Receive	25.90	At Maturity	12/15/2023	USD	675	969
Societe Generale	S&P 500 Index	Pay	24.00	At Maturity	06/17/2022	USD	2,753	9,377
Societe Generale	S&P 500 Index	Pay	25.90	At Maturity	12/16/2022	USD	1,666	458
Subtotal – Appreciation								52,616
Equity Risk
Merrill Lynch International	S&P 500 Index	Pay	27.00	At Maturity	12/15/2023	USD	2,018	(5,303)
Societe Generale	Russell 2000 Index	Receive	28.95	At Maturity	06/17/2022	USD	2,753	(8,000)
Societe Generale	Russell 2000 Index	Receive	30.90	At Maturity	12/16/2022	USD	1,666	(1,135)
UBS AG	S&P 500 Index	Pay	29.75	At Maturity	12/15/2023	USD	4,024	(1,303)
Subtotal – Depreciation								(15,741)
Total – Variance Swap Agreements								$36,875
(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.

Open Over-The-Counter Volatility Swap Agreements(a)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$8,269
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	1,548
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	6,131
BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	1,383
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	7,615
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	12,985	15,434
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	6,906
BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	1,984
BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	1,938
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	6,268	8,108
Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	4,233
Goldman Sachs International	USD/JPY	Pay	11.20	At Maturity	01/10/2024	USD	1,305	504
Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	1,651
Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	1,148	1,564
Goldman Sachs International	USD/JPY	Receive	7.73	At Maturity	11/13/2023	USD	1,466	1,997
Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	1,895
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	1,828
Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	1,840
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	4,444
Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	4,083
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	6,410
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	11,825
J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	11.10	At Maturity	01/23/2023	USD	4,640	0
J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	11.21	At Maturity	01/23/2023	USD	4,640	2,013
Morgan Stanley and Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	10,289
Morgan Stanley and Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	5,145

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements(a)–(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International PLC	EUR/USD	Receive	7.00%	At Maturity	12/14/2022	EUR	23,893	$12,373
Morgan Stanley and Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	185
Morgan Stanley and Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	2,296	2,868
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	8,542
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	3,387
Standard Chartered Bank PLC	USD/JPY	Receive	7.53	At Maturity	01/10/2024	USD	6,917	12,416
Subtotal – Appreciation								158,808
Currency Risk
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(2,356)
BNP Paribas S.A.	EUR/USD	Pay	8.76	At Maturity	12/14/2022	EUR	5,148	(1,609)
BNP Paribas S.A.	USD/JPY	Pay	7.65	At Maturity	01/10/2024	USD	4,832	(12,545)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Pay	8.18	At Maturity	01/23/2023	USD	5,638	(16,217)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(2,909)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(3,575)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(3,558)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(4,019)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(4,234)
Morgan Stanley and Co. International PLC	EUR/USD	Pay	6.23	At Maturity	11/13/2023	EUR	3,764	(10,706)
Morgan Stanley and Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	(1,492)
Subtotal – Depreciation								(63,220)
Total – Volatility Swap Agreements								$95,588
(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR	Quarterly	6,812	April–2023	EUR	679,515	$–	$3,789	$3,789
Equity Risk
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	SOFR + 0.070%	Quarterly	366	November–2022	USD	1,094,516	–	(111,154)	(111,154)
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	SOFR - 10.350%	Quarterly	18	December–2022	USD	165,577	–	(21,637)	(21,637)
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	SOFR - 10.750%	Quarterly	41	December–2022	USD	377,148	–	(49,284)	(49,284)
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	SOFR - 7.250%	Quarterly	41	December–2022	USD	377,148	–	(49,284)	(49,284)
J.P. Morgan Chase Bank, N.A.	Receive	FTSE Taiwan RIC Capped Price Index	SOFR - 0.015%	Quarterly	144	November–2022	USD	430,629	–	(43,733)	(43,733)
Societe Generale	Receive	FTSE Taiwan RIC Capped Price Index	SOFR + 0.110%	Quarterly	29	November–2022	USD	86,724	–	(8,807)	(8,807)
Societe Generale	Receive	FTSE Taiwan RIC Capped Price Index	SOFR - 0.190%	Quarterly	102	November–2022	USD	305,029	–	(30,977)	(30,977)
Societe Generale	Receive	FTSE Taiwan RIC Capped Price Index	SOFR - 0.250%	Quarterly	33	November–2022	USD	93,218	–	(4,555)	(4,555)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR +0.490%	Quarterly	21	October–2022	USD	19,607	–	(1,931)	(1,931)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	289	October–2022	USD	269,834	$–	$(26,573)	$(26,573)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	302	October–2022	USD	281,972	–	(27,768)	(27,768)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	471	October–2022	USD	439,764	–	(43,307)	(43,307)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	581	October–2022	USD	542,469	–	(53,422)	(53,422)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	3 Month USD LIBOR + 0.490%	Quarterly	619	October–2022	USD	577,948	–	(56,916)	(56,916)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	79	October–2022	USD	73,761	–	(7,264)	(7,264)
Societe Generale	Receive	SG Strong Balance Sheet 250 C Index	SOFR + 0.610%	Quarterly	88	October–2022	USD	82,164	–	(8,091)	(8,091)
Subtotal – Depreciation									–	(544,703)	(544,703)
Total – Total Return Swap Agreements									$–	$(540,914)	$(540,914)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $370,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/10/2022	Barclays Bank PLC	JPY	37,318,333	EUR	275,385	$3,111
05/10/2022	BNP Paribas S.A.	KRW	461,263,000	USD	382,337	17,169
06/10/2022	BNP Paribas S.A.	CNY	10,300,579	USD	1,619,430	68,687
06/10/2022	BNP Paribas S.A.	EUR	190,000	USD	207,107	6,327
06/10/2022	BNP Paribas S.A.	GBP	270,000	USD	354,040	14,528
06/10/2022	BNP Paribas S.A.	USD	41,699	INR	3,217,000	150
06/10/2022	BNP Paribas S.A.	ZAR	609,968	USD	39,297	828
06/10/2022	Deutsche Bank AG	CHF	2,000	EUR	1,995	48
06/10/2022	Deutsche Bank AG	GBP	3,000	EUR	3,618	50
05/10/2022	Goldman Sachs International	EUR	747,000	USD	845,207	56,947
05/10/2022	Goldman Sachs International	GBP	374,000	USD	506,811	36,530
05/10/2022	Goldman Sachs International	JPY	37,318,333	EUR	275,385	2,998
05/13/2022	Goldman Sachs International	EUR	40,000	USD	44,931	2,716
05/13/2022	Goldman Sachs International	USD	13,781	GBP	11,000	50
05/16/2022	Goldman Sachs International	BRL	25,000	USD	5,080	44
05/16/2022	Goldman Sachs International	JPY	3,000,000	USD	25,695	2,571
05/16/2022	Goldman Sachs International	USD	4,992	BRL	25,000	44
06/10/2022	Goldman Sachs International	GBP	438,000	USD	582,341	31,576
06/10/2022	Goldman Sachs International	JPY	38,783,200	USD	303,451	4,252
06/10/2022	Goldman Sachs International	KRW	1,088,532,000	USD	893,998	32,346
07/08/2022	Goldman Sachs International	GBP	11,000	USD	14,381	547
07/12/2022	Goldman Sachs International	CNY	6,051,600	USD	944,957	36,186
07/12/2022	Goldman Sachs International	JPY	80,126,200	USD	627,883	8,803
12/13/2022	Goldman Sachs International	TWD	33,441,000	USD	1,225,484	70,890
04/12/2023	Goldman Sachs International	HKD	34,977,000	USD	4,482,794	8,169

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
05/10/2022	J.P. Morgan Chase Bank, N.A.	TWD	67,106,884	USD	2,368,817	$88,336
05/13/2022	J.P. Morgan Chase Bank, N.A.	EUR	110,000	USD	125,743	9,652
05/13/2022	J.P. Morgan Chase Bank, N.A.	GBP	337,000	USD	452,329	28,574
06/10/2022	J.P. Morgan Chase Bank, N.A.	EUR	667,000	USD	729,900	25,058
06/10/2022	J.P. Morgan Chase Bank, N.A.	JPY	103,596,000	USD	810,317	11,111
06/10/2022	J.P. Morgan Chase Bank, N.A.	TWD	67,106,884	USD	2,341,237	55,907
07/08/2022	J.P. Morgan Chase Bank, N.A.	EUR	140,000	USD	154,153	5,978
07/08/2022	J.P. Morgan Chase Bank, N.A.	GBP	270,000	USD	354,262	14,687
07/12/2022	J.P. Morgan Chase Bank, N.A.	GBP	283,000	USD	370,373	14,435
07/12/2022	J.P. Morgan Chase Bank, N.A.	KRW	343,316,000	USD	281,725	9,810
05/25/2022	State Street Bank & Trust Co.	AUD	179,758	USD	133,946	6,889
05/25/2022	State Street Bank & Trust Co.	CAD	36,758	USD	29,472	859
05/25/2022	State Street Bank & Trust Co.	CHF	72,478	USD	76,578	1,992
05/25/2022	State Street Bank & Trust Co.	CNY	400,227	USD	61,679	1,324
05/25/2022	State Street Bank & Trust Co.	DKK	194,587	USD	28,578	956
05/25/2022	State Street Bank & Trust Co.	EUR	1,247,574	USD	1,361,485	44,150
05/25/2022	State Street Bank & Trust Co.	GBP	1,029,850	USD	1,344,814	49,852
05/25/2022	State Street Bank & Trust Co.	HKD	1,990,331	USD	253,834	82
05/25/2022	State Street Bank & Trust Co.	IDR	676,153,000	USD	47,037	609
05/25/2022	State Street Bank & Trust Co.	INR	6,447,000	USD	84,376	362
05/25/2022	State Street Bank & Trust Co.	JPY	1,350,000	USD	10,542	133
05/25/2022	State Street Bank & Trust Co.	KRW	179,339,667	USD	144,956	2,999
05/25/2022	State Street Bank & Trust Co.	MXN	38,353,604	USD	1,902,895	31,404
05/25/2022	State Street Bank & Trust Co.	NOK	63,541	USD	7,243	468
05/25/2022	State Street Bank & Trust Co.	SEK	211,262	USD	22,459	933
05/25/2022	State Street Bank & Trust Co.	SGD	61,166	USD	44,936	710
05/25/2022	State Street Bank & Trust Co.	THB	808,000	USD	23,867	271
05/25/2022	State Street Bank & Trust Co.	TWD	2,973,192	USD	101,939	789
05/25/2022	State Street Bank & Trust Co.	USD	1,133	HKD	8,890	0
05/25/2022	State Street Bank & Trust Co.	ZAR	10,362,221	USD	679,451	24,798
05/10/2022	UBS AG	KRW	8,650,000	USD	7,111	263
05/10/2022	UBS AG	TWD	168,000	USD	5,982	273
Subtotal–Appreciation						839,231

Currency Risk
06/10/2022	Barclays Bank PLC	EUR	96,655	GBP	80,333	(1,124)
06/10/2022	Barclays Bank PLC	USD	73,384	TWD	2,056,667	(3,345)
07/12/2022	Barclays Bank PLC	USD	648,786	JPY	80,126,200	(29,706)
05/10/2022	BNP Paribas S.A.	EUR	3,195	GBP	2,666	(19)
05/10/2022	BNP Paribas S.A.	USD	93,424	KRW	113,553,000	(3,526)
05/10/2022	BNP Paribas S.A.	USD	224,510	TWD	6,456,000	(5,117)
06/10/2022	BNP Paribas S.A.	EUR	73,157	CHF	74,000	(1,093)
06/10/2022	BNP Paribas S.A.	MXN	520,000	USD	23,943	(1,354)
07/12/2022	BNP Paribas S.A.	USD	41,187	INR	3,148,000	(373)
05/10/2022	Deutsche Bank AG	USD	48,016	TWD	1,328,667	(2,864)
05/10/2022	Goldman Sachs International	EUR	295,586	JPY	37,318,333	(24,315)
05/10/2022	Goldman Sachs International	USD	37,475	INR	2,839,000	(408)
06/10/2022	Goldman Sachs International	EUR	295,474	JPY	37,318,333	(24,340)
06/10/2022	Goldman Sachs International	USD	12,985	EUR	12,000	(304)
06/10/2022	Goldman Sachs International	USD	92,810	KRW	113,005,000	(3,358)
06/10/2022	Goldman Sachs International	USD	15,896	ZAR	250,000	(129)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/08/2022	Goldman Sachs International	EUR	97,000	USD	102,507	$(157)
05/13/2022	J.P. Morgan Chase Bank, N.A.	USD	18,388	GBP	14,000	(784)
05/16/2022	J.P. Morgan Chase Bank, N.A.	USD	50,084	JPY	5,800,000	(5,377)
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	63,972	CNY	415,000	(1,494)
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	11,077	EUR	10,000	(510)
06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	1,236,682	JPY	142,379,200	(138,277)
07/12/2022	J.P. Morgan Chase Bank, N.A.	USD	38,143	KRW	46,482,000	(1,328)
07/12/2022	J.P. Morgan Chase Bank, N.A.	USD	40,987	TWD	1,150,667	(1,702)
04/12/2023	J.P. Morgan Chase Bank, N.A.	USD	172,323	HKD	1,346,000	(129)
05/10/2022	Merrill Lynch International	USD	191,883	EUR	173,537	(8,761)
05/10/2022	Morgan Stanley and Co. International PLC	USD	447,230	EUR	404,462	(20,427)
05/10/2022	Standard Chartered Bank PLC	INR	492,000	USD	6,422	(1)
05/09/2022	State Street Bank & Trust Co.	USD	1,185	IDR	17,130,548	(4)
05/25/2022	State Street Bank & Trust Co.	CNY	36,221	USD	5,446	(17)
05/25/2022	State Street Bank & Trust Co.	EUR	67,000	USD	70,546	(200)
05/25/2022	State Street Bank & Trust Co.	GBP	26,000	USD	32,523	(170)
05/25/2022	State Street Bank & Trust Co.	HKD	84,113	USD	10,722	(1)
05/25/2022	State Street Bank & Trust Co.	INR	263,000	USD	3,427	(0)
05/25/2022	State Street Bank & Trust Co.	TWD	141,000	USD	4,777	(19)
05/25/2022	State Street Bank & Trust Co.	USD	5,050	AUD	7,000	(102)
05/25/2022	State Street Bank & Trust Co.	USD	2,351	CAD	3,000	(15)
05/25/2022	State Street Bank & Trust Co.	USD	3,951	CHF	3,803	(37)
05/25/2022	State Street Bank & Trust Co.	USD	4,895	CNY	32,134	(50)
05/25/2022	State Street Bank & Trust Co.	USD	1,152	DKK	8,000	(17)
05/25/2022	State Street Bank & Trust Co.	USD	593,734	EUR	553,000	(9,811)
05/25/2022	State Street Bank & Trust Co.	USD	94,193	GBP	73,000	(2,400)
05/25/2022	State Street Bank & Trust Co.	USD	17,475	HKD	137,051	(1)
05/25/2022	State Street Bank & Trust Co.	USD	5,450	KRW	6,859,000	(21)
05/25/2022	State Street Bank & Trust Co.	USD	69,517	MXN	1,422,000	(129)
05/25/2022	State Street Bank & Trust Co.	USD	2,056	SEK	20,000	(19)
05/25/2022	State Street Bank & Trust Co.	USD	9,985	TWD	292,000	(52)
05/25/2022	State Street Bank & Trust Co.	ZAR	495,000	USD	31,082	(190)
05/10/2022	UBS AG	INR	366,000	USD	4,766	(13)
06/10/2022	UBS AG	USD	72,677	CNY	462,000	(3,123)
Subtotal–Depreciation						(296,713)
Total Forward Foreign Currency Contracts						$542,518

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco Global Targeted Returns Fund

Abbreviations:

AUD	–Australian Dollar
BBSW	–Bank Bill Swap Rate
BRL	–Brazilian Real
CAD	–Canadian Dollar
CHF	–Swiss Franc
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
DKK	–Danish Krone
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
GBP	–British Pound Sterling
HICP	–Harmonised Index of Consumer Prices
HKD	–Hong Kong Dollar
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NSA	–Non-Seasonally Adjusted
RPI	–Retail Price Index
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
THB	–Thai Baht
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
ZAR	–South African Rand

Portfolio Composition

By asset type

	Risk Allocation(1)	Notional Value as % of Total Net Assets(2)	Value as % of Total Net Assets(3)
Commodity	1.10%	0.00%	0.00%
Credit	10.49	6.41	19.72
Currency	10.66	224.04	3.20
Equity	44.10	125.06	13.58
Inflation	7.96	58.93	(3.40)
Interest Rate	17.98	219.56	15.63
Volatility(4)	7.71	1.45	0.75
Money Market Funds Plus Other Assets Less Liabilities	–	–	50.52

(1)

The values in this column represent the Adviser’s proprietary measure of risk that each asset type contributes to the Fund. The risk associated with each asset type is calculated by aggregating the independent risk, as of the end of the fiscal period, of each of the Fund’s investment ideas that are included in that asset type. Independent risk is determined by measuring the historical price volatility of the assets or asset classes that comprise the investment idea using a statistical measurement called standard deviation. Standard deviation measures how much historical prices vary from their average over a certain period of time. The risk of each investment idea takes into account the Adviser’s evaluation of the risk dynamics and expected correlation of the components of the investment idea based on historical price movements. Historical price movements may not be representative of future price movements and, therefore, the actual risk of each asset type may be much greater or lower than the values shown. In addition, there are ways to measure risk other than standard deviation which, if used, may have resulted in a different risk allocation.

(2)

The values in this column represent the gross notional amount of the derivative instruments and other investments held by the Fund, including purchased and written options, futures, swaps and investment companies. The notional amount of a derivative is the nominal or face amount used to calculate payments made on the instrument. The gross notional amount does not reflect any offsetting or netting of long and short positions. The notional amounts of derivatives and other investments denominated in foreign currencies have been adjusted to the U.S. dollar equivalent using spot exchange rates. See the Consolidated Schedule of Investments for a complete list of derivative instruments held by the Fund as of April 30, 2022.

(3)

The percentages in this column were calculated by adding the market value of purchased options, the net unrealized appreciation/depreciation of written options, futures, swaps and forwards, and the net asset value of affiliated money market funds held by the Fund. See the Consolidated Schedule of Investments for the complete list of derivative instruments held by the Fund as of April 30, 2022.

(4)

Includes the volatility and variance swaps held by the Fund, the gains and losses on which are driven by the volatility (i.e., the positive and negative changes in value over time) of a particular asset, such as stocks or currencies, and not by the asset itself.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco Global Targeted Returns Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $10,133,774)*	$9,314,888

Investments in affiliated money market funds, at value (Cost $6,860,133)	6,859,962

Other investments:
Variation margin receivable – futures contracts	40,334

Variation margin receivable–centrally cleared swap agreements	21,338

Swaps receivable – OTC	7,122

Unrealized appreciation on swap agreements – OTC	215,213

Unrealized appreciation on forward foreign currency contracts outstanding	839,231

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	590,173

Cash collateral – centrally cleared swap agreements	344,393

Cash collateral – OTC Derivatives	370,000

Cash	138,095

Foreign currencies, at value (Cost $283,818)	285,733

Receivable for:
Investments sold	48,909

Fund shares sold	24,801

Dividends	28,127

Interest	150,980

Investment for trustee deferred compensation and retirement plans	24,711

Other assets	53,932

Total assets	19,357,942

Liabilities:
Other investments:
Options written, at value (premiums received $123,747)	150,547

Unrealized depreciation on forward foreign currency contracts outstanding	296,713

Swaps payable – OTC	2,955

Unrealized depreciation on swap agreements–OTC	623,664

Payable for:
Investments purchased	117,826

Fund shares reacquired	9,994

Accrued foreign taxes	2,871

Collateral upon return of securities loaned	30,872

Accrued fees to affiliates	25,654

Accrued other operating expenses	324,294

Trustee deferred compensation and retirement plans	24,711

Total liabilities	1,610,101

Net assets applicable to shares outstanding	$17,747,841

Net assets consist of:
Shares of beneficial interest	$25,884,174

Distributable earnings (loss)	(8,136,333)

$17,747,841

Net Assets:
Class A	$3,149,699

Class C	$1,173,414

Class R	$44,970

Class Y	$13,201,374

Class R5	$8,768

Class R6	$169,616

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	361,673

Class C	139,061

Class R	5,217

Class Y	1,506,266

Class R5	1,000

Class R6	19,331

Class A:
Net asset value per share	$8.71

Maximum offering price per share
(Net asset value of $8.71 ÷ 94.50%)	$9.22

Class C:
Net asset value and offering price per share	$8.44

Class R:
Net asset value and offering price per share	$8.62

Class Y:
Net asset value and offering price per share	$8.76

Class R5:
Net asset value and offering price per share	$8.77

Class R6:
Net asset value and offering price per share	$8.77

*	At April 30, 2022, securities with an aggregate value of $29,600 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco Global Targeted Returns Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$249,181

Dividends (net of foreign withholding taxes of $2,965)	45,865

Dividends from affiliated money market funds (includes securities lending income of $188)	2,097

Total investment income	297,143

Expenses:
Advisory fees	113,589

Administrative services fees	1,584

Custodian fees	115,766

Distribution fees:
Class A	6,144

Class C	7,098

Class R	109

Transfer agent fees – A, C, R and Y	19,706

Transfer agent fees – R5	1

Transfer agent fees – R6	25

Trustees’ and officers’ fees and benefits	8,502

Registration and filing fees	39,708

Licensing fees	87,043

Professional services fees	68,794

Other	8,714

Total expenses	476,783

Less: Fees waived and/or expenses reimbursed	(345,317)

Net expenses	131,466

Net investment income	165,677

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $1,253)	(437,679)

Affiliated investment securities	(408)

Foreign currencies	(435,942)

Forward foreign currency contracts	1,064,314

Futures contracts	553,429

Option contracts written	1,269,308

Swap agreements	75,021

2,088,043

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,460)	(2,500,343)

Affiliated investment securities	(154)

Foreign currencies	(40,852)

Forward foreign currency contracts	303,964

Futures contracts	18,586

Option contracts written	23,868

Swap agreements	(791,760)

(2,986,691)

Net realized and unrealized gain (loss)	(898,648)

Net increase (decrease) in net assets resulting from operations	$(732,971)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco Global Targeted Returns Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:
Net investment income	$165,677	$503,622

Net realized gain	2,088,043	54,831

Change in net unrealized appreciation (depreciation)	(2,986,691)	(494,757)

Net increase (decrease) in net assets resulting from operations	(732,971)	63,696

Distributions to shareholders from distributable earnings:
Class A	(40,208)	–

Class C	(8,331)	–

Class R	(275)	–

Class Y	(139,634)	–

Class R5	(92)	–

Class R6	(1,736)	–

Total distributions from distributable earnings	(190,276)	–

Share transactions–net:
Class A	(3,018,097)	(5,060,168)

Class C	(684,956)	(1,233,172)

Class R	4,050	(7,515)

Class Y	(3,685,849)	(9,518,872)

Class R6	5,538	(1,008,180)

Net increase (decrease) in net assets resulting from share transactions	(7,379,314)	(16,827,907)

Net increase (decrease) in net assets	(8,302,561)	(16,764,211)

Net assets:
Beginning of period	26,050,402	42,814,613

End of period	$17,747,841	$26,050,402

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco Global Targeted Returns Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$9.09	$0.07	$(0.39)	$(0.32)	$(0.06)	$–	$–	$(0.06)	$8.71	(3.52)%	$3,150	1.39	%(d)	4.74	%(d)	1.49	%(d)	23%
Year ended 10/31/21	9.14	0.11	(0.16)	(0.05)	–	–	–	–	9.09	(0.55)	6,360	1.43		3.03		1.22		74
Year ended 10/31/20	9.76	0.11	(0.34)	(0.23)	(0.39)	–	–	(0.39)	9.14	(2.47)	11,403	1.40		2.60		1.20		145
Year ended 10/31/19	9.64	0.17	0.13	0.30	(0.18)	–	–	(0.18)	9.76	3.14	11,566	1.39		2.52		1.77		77
Year ended 10/31/18	10.00	0.13	(0.49)	(0.36)	–	–	–	–	9.64	(3.60)	11,416	1.40		2.69		1.26		67
Year ended 10/31/17	10.32	0.12	0.00	0.12	(0.12)	(0.31)	(0.01)	(0.44)	10.00	1.32	19,360	1.29		2.16		1.24		121
Class C
Six months ended 04/30/22	8.83	0.03	(0.37)	(0.34)	(0.05)	–	–	(0.05)	8.44	(3.89)	1,173	2.14	(d)	5.49	(d)	0.74	(d)	23
Year ended 10/31/21	8.95	0.04	(0.16)	(0.12)	–	–	–	–	8.83	(1.34)	1,921	2.18		3.78		0.47		74
Year ended 10/31/20	9.52	0.04	(0.32)	(0.28)	(0.29)	–	–	(0.29)	8.95	(3.11)	3,166	2.15		3.35		0.45		145
Year ended 10/31/19	9.38	0.10	0.12	0.22	(0.08)	–	–	(0.08)	9.52	2.38	4,388	2.14		3.27		1.02		77
Year ended 10/31/18	9.80	0.05	(0.47)	(0.42)	–	–	–	–	9.38	(4.29)	7,351	2.15		3.44		0.51		67
Year ended 10/31/17	10.13	0.05	(0.01)	0.04	(0.06)	(0.31)	(0.00)	(0.37)	9.80	0.52	12,263	2.04		2.91		0.49		121
Class R
Six months ended 04/30/22	9.00	0.05	(0.37)	(0.32)	(0.06)	–	–	(0.06)	8.62	(3.60)	45	1.64	(d)	4.99	(d)	1.24	(d)	23
Year ended 10/31/21	9.08	0.09	(0.17)	(0.08)	–	–	–	–	9.00	(0.88)	43	1.68		3.28		0.97		74
Year ended 10/31/20	9.69	0.09	(0.34)	(0.25)	(0.36)	–	–	(0.36)	9.08	(2.74)	51	1.65		2.85		0.95		145
Year ended 10/31/19	9.56	0.15	0.12	0.27	(0.14)	–	–	(0.14)	9.69	2.92	35	1.64		2.77		1.52		77
Year ended 10/31/18	9.94	0.10	(0.48)	(0.38)	–	–	–	–	9.56	(3.82)	20	1.65		2.94		1.01		67
Year ended 10/31/17	10.27	0.10	(0.01)	0.09	(0.10)	(0.31)	(0.01)	(0.42)	9.94	0.99	26	1.54		2.41		0.99		121
Class Y
Six months ended 04/30/22	9.17	0.08	(0.40)	(0.32)	(0.09)	–	–	(0.09)	8.76	(3.49)	13,201	1.14	(d)	4.49	(d)	1.74	(d)	23
Year ended 10/31/21	9.20	0.14	(0.17)	(0.03)	–	–	–	–	9.17	(0.33)	17,546	1.18		2.78		1.47		74
Year ended 10/31/20	9.82	0.14	(0.34)	(0.20)	(0.42)	–	–	(0.42)	9.20	(2.16)	27,023	1.15		2.35		1.45		145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.82	3.48	39,571	1.14		2.27		2.02		77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	–	–	–	–	9.70	(3.39)	70,488	1.15		2.44		1.51		67
Year ended 10/31/17	10.37	0.15	(0.01)	0.14	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.48	108,068	1.04		1.91		1.49		121
Class R5
Six months ended 04/30/22	9.17	0.08	(0.39)	(0.31)	(0.09)	–	–	(0.09)	8.77	(3.39)	9	1.14	(d)	4.35	(d)	1.74	(d)	23
Year ended 10/31/21	9.20	0.14	(0.17)	(0.03)	–	–	–	–	9.17	(0.33)	9	1.18		2.65		1.47		74
Year ended 10/31/20	9.83	0.14	(0.35)	(0.21)	(0.42)	–	–	(0.42)	9.20	(2.25)	9	1.15		2.25		1.45		145
Year ended 10/31/19	9.71	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.83	3.47	10	1.13		2.17		2.03		77
Year ended 10/31/18	10.05	0.15	(0.49)	(0.34)	–	–	–	–	9.71	(3.38)	10	1.15		2.35		1.51		67
Year ended 10/31/17	10.37	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.05	1.58	10	1.04		1.87		1.49		121
Class R6
Six months ended 04/30/22	9.18	0.08	(0.40)	(0.32)	(0.09)	–	–	(0.09)	8.77	(3.49)	170	1.14	(d)	4.35	(d)	1.74	(d)	23
Year ended 10/31/21	9.21	0.14	(0.17)	(0.03)	–	–	–	–	9.18	(0.33)	172	1.18		2.65		1.47		74
Year ended 10/31/20	9.82	0.14	(0.33)	(0.19)	(0.42)	–	–	(0.42)	9.21	(2.04)	1,163	1.15		2.25		1.45		145
Year ended 10/31/19	9.70	0.20	0.13	0.33	(0.21)	–	–	(0.21)	9.82	3.48	11,826	1.13		2.17		2.03		77
Year ended 10/31/18	10.04	0.15	(0.49)	(0.34)	–	–	–	–	9.70	(3.39)	10,839	1.15		2.35		1.51		67
Year ended 10/31/17	10.36	0.15	0.00	0.15	(0.15)	(0.31)	(0.01)	(0.47)	10.04	1.59	8,626	1.04		1.81		1.49		121

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco Global Targeted Returns Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive total return over the long term in all market environments.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

26	Invesco Global Targeted Returns Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

J.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in

27	Invesco Global Targeted Returns Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

O.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option

28	Invesco Global Targeted Returns Fund

written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, inflation and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility and variance swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract

29	Invesco Global Targeted Returns Fund

may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

R.

LIBOR Risk –  The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

S.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

T.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

U.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant

30	Invesco Global Targeted Returns Fund

economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.100%
Next $250 million	1.080%
Next $500 million	1.050%
Next $1.5 billion	1.030%
Next $2.5 billion	1.000%
Next $2.5 billion	0.980%
Next $2.5 billion	0.950%
Over $10 billion	0.930%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above.Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $113,589, reimbursed fund level expenses of $214,331 and reimbursed class level expenses of $4,152, $1,203, $37, $11,979, $1 and $25 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $15 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

31	Invesco Global Targeted Returns Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$79,559	$4,016,894	$0	$4,096,453

Common Stocks & Other Equity Interests	685,476	2,251,865	0	2,937,341

U.S. Dollar Denominated Bonds & Notes	–	2,062,800	–	2,062,800

U.S. Treasury Securities	–	98,028	–	98,028

Money Market Funds	6,829,086	30,876	–	6,859,962

Options Purchased	–	120,266	–	120,266

Total Investments in Securities	7,594,121	8,580,729	0	16,174,850

Other Investments - Assets*

Futures Contracts	239,960	–	–	239,960

Forward Foreign Currency Contracts	–	839,231	–	839,231

Swap Agreements	–	1,384,519	–	1,384,519

	239,960	2,223,750	–	2,463,710

Other Investments - Liabilities*

Futures Contracts	(169,137)	–	–	(169,137)

Forward Foreign Currency Contracts	–	(296,713)	–	(296,713)

Options Written	–	(150,547)	–	(150,547)

Swap Agreements	–	(2,380,699)	–	(2,380,699)

	(169,137)	(2,827,959)	–	(2,997,096)

Total Other Investments	70,823	(604,209)	–	(533,386)

Total Investments	$7,664,944	$7,976,520	$0	$15,641,464

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

32	Invesco Global Targeted Returns Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts -Exchange-Traded(a)	$–	$–	$192,417	$47,543	$239,960

Unrealized appreciation on swap agreements - Centrally Cleared(a)	6,157	–	–	1,163,149	1,169,306

Unrealized appreciation on forward foreign currency contracts outstanding	–	839,231	–	–	839,231

Unrealized appreciation on swap agreements - OTC	–	158,808	56,405	–	215,213

Options purchased, at value - OTC(b)	–	55,301	64,965	–	120,266

Total Derivative Assets	6,157	1,053,340	313,787	1,210,692	2,583,976

Derivatives not subject to master netting agreements	(6,157)	–	(192,417)	(1,210,692)	(1,409,266)

Total Derivative Assets subject to master netting agreements	$–	$1,053,340	$121,370	$–	$1,174,710

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts -Exchange-Traded(a)	$–	$–	$(122,611)	$(46,526)	$(169,137)

Unrealized depreciation on swap agreements - Centrally Cleared(a)	(19,921)	–	–	(1,737,114)	(1,757,035)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(296,713)	–	–	(296,713)

Unrealized depreciation on swap agreements - OTC	–	(63,220)	(560,444)	–	(623,664)

Options written, at value - OTC	–	(29,204)	(121,343)	–	(150,547)

Total Derivative Liabilities	(19,921)	(389,137)	(804,398)	(1,783,640)	(2,997,096)

Derivatives not subject to master netting agreements	19,921	–	122,611	1,783,640	1,926,172

Total Derivative Liabilities subject to master netting agreements	$–	$(389,137)	$(681,787)	$–	$(1,070,924)

(a)	The daily variation margin receivable at period end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$3,111	$5,750	$8,269	$17,130	$(34,175)	$(111,428)	$–	$(145,603)	$(128,473)	$–	$110,000	$(18,473)

BNP Paribas S.A.	107,689	52,657	51,047	211,393	(11,482)	(2,894)	(128,176)	(142,552)	68,841	–	–	68,841

Citibank, N.A.	–	–	4,233	4,233	–	–	–	–	4,233	–	–	4,233

Credit Suisse International	–	–	1,724	1,724	–	–	–	–	1,724	–	–	1,724

Deutsche Bank AG	98	–	–	98	(2,864)	–	–	(2,864)	(2,766)	–	–	(2,766)

Goldman Sachs International	294,669	–	25,149	319,818	(53,011)	–	(21,637)	(74,648)	245,170	–	(200,000)	45,170

J.P. Morgan Chase Bank, N.A.	263,548	60,798	25,908	350,254	(149,601)	(36,106)	(176,951)	(362,658)	(12,404)	–	12,404	–

Merrill Lynch International	–	–	40,965	40,965	(8,761)	–	(5,303)	(14,064)	26,901	–	(26,901)	–

Morgan Stanley and Co. International PLC	–	–	30,860	30,860	(20,427)	–	(12,198)	(32,625)	(1,765)	–	–	(1,765)

Societe Generale	–	–	21,764	21,764	–	–	(281,051)	(281,051)	(259,287)	–	170,000	(89,287)

Standard Chartered Bank PLC	–	–	12,416	12,416	(1)	–	–	(1)	12,415	–	–	12,415

State Street Bank & Trust Co.	169,580	–	–	169,580	(13,255)	–	–	(13,255)	156,325	–	–	156,325

UBS AG	536	1,061	–	1,597	(3,136)	(119)	(1,303)	(4,558)	(2,961)	–	–	(2,961)

Total	$839,231	$120,266	$222,335	$1,181,832	$(296,713)	$(150,547)	$(626,619)	$(1,073,879)	$107,953	$–	$65,503	$173,456

33	Invesco Global Targeted Returns Fund

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

			Location of Gain (Loss) on Consolidated Statement of Operations

	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$-	$1,064,314	$-	$-	$1,064,314

Futures contracts	-	-	-	543,315	10,114	553,429

Options purchased	-	-	217,325	(1,068,251)	-	(850,926)

Options written	-	-	5,238	1,264,070	-	1,269,308

Swap agreements	17,270	(57,364)	-	198,715	(83,600)	75,021

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	-	303,964	-	-	303,964

Futures contracts	-	-	-	98,952	(80,366)	18,586

Options purchased	-	-	33,312	(114,110)	-	(80,798)

Options written	-	-	2,565	21,303	-	23,868

Swap agreements	2,166	(8,369)	231,777	(974,268)	(43,066)	(791,760)

Total	$19,436	$(65,733)	$1,858,495	$(30,274)	$(196,918)	$1,585,006

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Foreign Currency Options Purchased	Index Options Written	Foreign Currency Options Written	Swap Agreements

Average notional value	$59,998,147	$23,494,108	$5,277,198	$2,491,966	$4,408,886	$2,222,340	$65,932,402

Average contracts	–	–	3,713	–	205	–	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,553,360	$6,226,813	$7,780,173

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

34	Invesco Global Targeted Returns Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $2,639,016 and $4,946,774, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,389,859

Aggregate unrealized (depreciation) of investments	(5,791,624)

Net unrealized appreciation (depreciation) of investments	$(2,401,765)

Cost of investments for tax purposes is $18,069,992.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,516	$22,271	164,283	$1,516,972

Class C	346	3,004	3,299	30,026

Class R	441	3,913	3,414	31,122

Class Y	243,372	2,183,558	490,782	4,595,136

Class R6	522	4,667	1,941	18,105

Issued as reinvestment of dividends:
Class A	2,018	18,140	-	-

Class C	881	7,689	-	-

Class R	24	217	-	-

Class Y	13,056	117,894	-	-

Class R6	181	1,644	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	18,936	169,856	40,558	378,498

Class C	(19,517)	(169,856)	(41,550)	(378,498)

Reacquired:
Class A	(361,401)	(3,228,364)	(752,358)	(6,955,638)

Class C	(60,212)	(525,793)	(98,119)	(884,700)

Class R	(9)	(80)	(4,242)	(38,637)

Class Y	(664,170)	(5,987,301)	(1,515,377)	(14,114,008)

Class R6	(86)	(773)	(109,419)	(1,026,285)

Net increase (decrease) in share activity	(823,102)	$(7,379,314)	(1,816,788)	$(16,827,907)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco Global Targeted Returns Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$963.70	$6.77	$1,017.90	$6.95	1.39%
Class C	1,000.00	960.00	10.40	1,014.18	10.69	2.14
Class R	1,000.00	964.00	7.99	1,016.66	8.20	1.64
Class Y	1,000.00	965.10	5.55	1,019.14	5.71	1.14
Class R5	1,000.00	966.10	5.56	1,019.14	5.71	1.14
Class R6	1,000.00	965.10	5.55	1,019.14	5.71	1.14

1

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco Global Targeted Returns Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	GTR-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Greater China Fund

Nasdaq:

A: AACFX ∎ C: CACFX ∎ R: IGCRX ∎ Y: AMCYX ∎ R5: IACFX ∎ R6: CACSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-22.83%
Class C Shares	-23.08
Class R Shares	-22.89
Class Y Shares	-22.72
Class R5 Shares	-22.76
Class R6 Shares	-22.69
MSCI China Index▼ (Broad Market Index)	-25.05
MSCI China All Shares Index∎ (Style-Specific Index)	-23.79
Lipper China Region Funds Index♦ (Peer Group Index)	-28.89

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ♦Lipper Inc.

The MSCI China Index is an unmanaged index considered representative of Chinese stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI China All Shares Index is composed of large- and mid-cap stocks issued as China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Greater China Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	5.84%
10 Years	2.62
5 Years	-1.21
1 Year	-42.53

Class C Shares
Inception (3/31/06)	5.82%
10 Years	2.59
5 Years	-0.82
1 Year	-40.20

Class R Shares
10 Years	2.94%
5 Years	-0.34
1 Year	-39.31

Class Y Shares
Inception (10/3/08)	5.92%
10 Years	3.46
5 Years	0.16
1 Year	-39.03

Class R5 Shares
Inception (3/31/06)	6.68%
10 Years	3.63
5 Years	0.29
1 Year	-39.03

Class R6 Shares
10 Years	3.41%
5 Years	0.31
1 Year	-38.98

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Class R shares incepted on April 23, 2021. Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Greater China Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Greater China Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.46%(b)
Airlines–1.06%
China Eastern Airlines Corp. Ltd., H Shares(c)	2,848,000	$957,451

Apparel Retail–1.52%
Pou Sheng International (Holdings) Ltd. (Hong Kong)(c)	11,922,000	1,379,136

Application Software–2.52%
Beijing Shiji Information Technology Co. Ltd., A Shares	844,578	2,279,608

Automobile Manufacturers–0.25%
Jiangling Motors Corp. Ltd., B Shares	311,100	227,448

Construction Materials–1.49%
Asia Cement China Holdings Corp.	2,090,500	1,350,594

Diversified Banks–18.10%
Bank of China Ltd., H Shares	8,415,000	3,312,383

China Construction Bank Corp., H Shares	6,719,000	4,774,394

China Merchants Bank Co. Ltd., A Shares	647,832	3,885,680

Industrial & Commercial Bank of China Ltd., H Shares	4,744,000	2,859,249

Postal Savings Bank of China Co. Ltd., H Shares(d)	2,036,000	1,547,868

		16,379,574

Electronic Components–1.64%
Simplo Technology Co. Ltd. (Taiwan)	151,000	1,483,046

Electronic Manufacturing Services–0.59%
FIH Mobile Ltd.(c)	4,268,000	529,132

Financial Exchanges & Data–3.53%
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	75,400	3,197,729

Footwear–1.72%
Stella International Holdings Ltd.	1,472,000	1,551,218

Gas Utilities–2.02%
Towngas Smart Energy Co. Ltd.	3,715,564	1,830,534

Gold–4.51%
Zijin Mining Group Co. Ltd., H Shares	2,776,000	4,082,048

Health Care Equipment–0.85%
MicroPort CardioFlow Medtech Corp.(c)(d)	4,645	1,611

MicroPort Scientific Corp.	388,000	764,212

Shanghai MicroPort MedBot Group Co. Ltd.(c)	352	1,246

		767,069

Health Care Supplies–3.10%
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,649,200	2,807,333

	Shares	Value

Hotels, Resorts & Cruise Lines–0.84%
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	381,578	$758,374

Household Products–3.66%
Vinda International Holdings Ltd. (Hong Kong)	1,375,000	3,315,408

Hypermarkets & Super Centers–1.76%
Sun Art Retail Group Ltd.(e)	5,139,500	1,594,684

Interactive Home Entertainment–5.61%
NetEase, Inc., ADR(e)	53,246	5,075,941

Interactive Media & Services–10.99%
Tencent Holdings Ltd.	190,600	8,940,165

Weibo Corp., ADR(c)(e)	43,449	1,005,410

		9,945,575

Internet & Direct Marketing Retail–14.17%
JD.com, Inc., A Shares(c)	33,900	1,056,679

JD.com, Inc., ADR(c)(e)	80,530	4,965,480

Meituan, B Shares(c)(d)	216,100	4,638,368

Pinduoduo, Inc., ADR(c)	50,171	2,161,868

		12,822,395

Oil & Gas Refining & Marketing–1.85%
Formosa Petrochemical Corp. (Taiwan)	540,000	1,672,290

Packaged Foods & Meats–3.08%
Uni-President China Holdings Ltd.	3,176,000	2,788,262

Pharmaceuticals–2.98%
China Animal Healthcare Ltd.(f)	349,000	0

Jiangsu Hengrui Medicine Co. Ltd., A Shares	548,184	2,437,097

Shanghai Fudan-Zhangjiang Bio- Pharmaceutical Co. Ltd., H Shares	615,000	255,341

		2,692,438

Restaurants–2.46%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,929,000	555,455

Gourmet Master Co. Ltd. (Taiwan), (Acquired 02/25/2021-05/06/2021; Cost $1,655,986)(g)	537,000	1,672,903

		2,228,358

Steel–3.40%
Baoshan Iron & Steel Co. Ltd., A Shares	3,152,500	3,074,853

Technology Hardware, Storage & Peripherals–1.76%
Asustek Computer, Inc. (Taiwan)	132,000	1,590,645

Total Common Stocks & Other Equity Interests (Cost $95,194,123)		86,381,143

Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(h)(i)	1,430,313	1,430,313

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(h)(i)	1,083,737	1,083,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Greater China Fund

	Shares	Value

Invesco Treasury Portfolio, Institutional Class, 0.23%(h)(i)	1,634,644	$1,634,644

Total Money Market Funds (Cost $4,148,435)		4,148,477

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $99,342,558)		90,529,620

Investments Purchased with Cash Collateral from Securities on Loan–11.11%
Money Market Funds–11.11%
Invesco Private Government Fund, 0.40%(h)(i)(j)	3,016,676	3,016,676

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(h)(i)(j)	7,038,944	$7,038,944

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,055,620)		10,055,620

TOTAL INVESTMENTS IN SECURITIES–111.16% (Cost $109,398,178)		100,585,240

OTHER ASSETS LESS LIABILITIES–(11.16)%		(10,095,787)

NET ASSETS–100.00%		$90,489,453

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $6,187,847, which represented 6.84% of the Fund’s Net Assets.

(e)	All or a portion of this security was out on loan at April 30, 2022.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The value of this security at April 30, 2022 represented 1.85% of the Fund’s Net Assets.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,397,896	$12,166,504	$(14,134,087)	$ -	$-	$1,430,313	$ 485
Invesco Liquid Assets Portfolio, Institutional Class	2,519,751	8,690,360	(10,125,613)	90	(1,068)	1,083,520	366
Invesco Treasury Portfolio, Institutional Class	3,883,309	13,904,576	(16,153,241)	-	-	1,634,644	391
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,962	6,364,259	(3,376,545)	-	-	3,016,676	2,217*
Invesco Private Prime Fund	67,579	14,844,190	(7,873,198)	-	373	7,038,944	1,354*
Total	$9,897,497	$55,969,889	$(51,662,684)	$90	$(695)	$14,204,097	$4,813

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Greater China Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Financials	21.63%

Consumer Discretionary	20.96

Communication Services	16.60

Materials	9.40

Consumer Staples	8.51

Health Care	6.93

Information Technology	6.50

Utilities	2.02

Other Sectors, Each Less than 2% of Net Assets	2.91

Money Market Funds Plus Other Assets Less Liabilities	4.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Greater China Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $95,194,123)*	$86,381,143

Investments in affiliated money market funds, at value (Cost $14,204,055)	14,204,097

Foreign currencies, at value (Cost $39,442)	39,438

Receivable for:
Fund shares sold	6,604

Dividends	2,351

Investment for trustee deferred compensation and retirement plans	66,910

Other assets	168,751

Total assets	100,869,294

Liabilities:
Payable for:
Fund shares reacquired	71,340

Collateral upon return of securities loaned	10,055,620

Accrued fees to affiliates	73,134

Accrued other operating expenses	65,938

Trustee deferred compensation and retirement plans	113,809

Total liabilities	10,379,841

Net assets applicable to shares outstanding	$90,489,453

Net assets consist of:
Shares of beneficial interest	$109,127,308

Distributable earnings (loss)	(18,637,855)

$90,489,453

Net Assets:
Class A	$78,635,003

Class C	$3,201,316

Class R	$465,115

Class Y	$7,671,801

Class R5	$7,666

Class R6	$508,552

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,036,514

Class C	172,131

Class R	23,929

Class Y	393,011

Class R5	393

Class R6	26,052

Class A:
Net asset value per share	$19.48

Maximum offering price per share (Net asset value of $19.48 ÷ 94.50%)	$20.61

Class C:
Net asset value and offering price per share	$18.60

Class R:
Net asset value and offering price per share	$19.44

Class Y:
Net asset value and offering price per share	$19.52

Class R5:
Net asset value and offering price per share	$19.51

Class R6:
Net asset value and offering price per share	$19.52

*	At April 30, 2022, securities with an aggregate value of $10,280,253 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Greater China Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends	$73,586

Dividends from affiliated money market funds (includes securities lending income of $1,738)	2,980

Non-cash dividend income	317,353

Total investment income	393,919

Expenses:
Advisory fees	472,264

Administrative services fees	7,872

Custodian fees	48,598

Distribution fees:
Class A	118,323

Class C	15,683

Class R	1,536

Transfer agent fees – A, C, R and Y	102,310

Transfer agent fees – R5	6

Transfer agent fees – R6	97

Trustees’ and officers’ fees and benefits	9,343

Registration and filing fees	41,308

Reports to shareholders	7,250

Professional services fees	29,507

Other	5,191

Total expenses	859,288

Less: Fees waived and/or expenses reimbursed	(47,124)

Net expenses	812,164

Net investment income (loss)	(418,245)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(8,842,762)

Affiliated investment securities	(695)

Foreign currencies	(54,625)

Forward foreign currency contracts	(280)

(8,898,362)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,366,294)

Affiliated investment securities	90

Foreign currencies	(25)

(18,366,229)

Net realized and unrealized gain (loss)	(27,264,591)

Net increase (decrease) in net assets resulting from operations	$(27,682,836)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Greater China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(418,245)	$285,485

Net realized gain (loss)	(8,898,362)	773,471

Change in net unrealized appreciation (depreciation)	(18,366,229)	(31,937,409)

Net increase (decrease) in net assets resulting from operations	(27,682,836)	(30,878,453)

Distributions to shareholders from distributable earnings:
Class A	(65,396)	(368,979)

Class C	–	(19,714)

Class Y	(30,560)	(40,345)

Class R5	(71)	(427)

Class R6	(4,044)	(4,688)

Total distributions from distributable earnings	(100,071)	(434,153)

Share transactions–net:
Class A	(7,582,521)	68,016,911

Class C	(190,135)	1,787,175

Class R	(75,179)	911,501

Class Y	(698,232)	6,185,251

Class R5	(6,726)	4,762

Class R6	(295,328)	352,739

Net increase (decrease) in net assets resulting from share transactions	(8,848,121)	77,258,339

Net increase (decrease) in net assets	(36,631,028)	45,945,733

Net assets:
Beginning of period	127,120,481	81,174,748

End of period	$90,489,453	$127,120,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Greater China Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$25.26	$(0.09	)(d)	$(5.67)		$(5.76)	$(0.02)	$ –	$(0.02)	$19.48	(22.83)%		$78,635	1.50	%(e)	1.58	%(e)	(0.77	)%(d)(e)	52%
Year ended 10/31/21	29.41	0.07		(4.06)		(3.99)	–	(0.16)	(0.16)	25.26	(13.66)		110,423	1.52		1.52		0.23		101
Year ended 10/31/20	23.24	0.00	(d)	6.42		6.42	(0.25)	–	(0.25)	29.41	27.92		68,875	1.66		1.67		0.02	(d)	59
Year ended 10/31/19	25.52	0.20	(d)	1.77		1.97	(0.21)	(4.04)	(4.25)	23.24	9.33		62,869	1.76		1.76		0.86	(d)	59
Year ended 10/31/18	29.40	0.34	(d)	(4.06	)(f)	(3.72)	(0.16)	–	(0.16)	25.52	(12.71	)(f)	59,615	1.79		1.80		1.15	(d)	45
Year ended 10/31/17	22.23	0.05		7.27		7.32	(0.15)	–	(0.15)	29.40	33.19		69,843	1.93		1.93		0.22		56
Class C
Six months ended 04/30/22	24.17	(0.15	)(d)	(5.42)		(5.57)	–	–	–	18.60	(23.04	)(g)	3,201	2.16	(e)(g)	2.24	(e)(g)	(1.43	)(d)(e)(g)	52
Year ended 10/31/21	28.37	(0.15)		(3.89)		(4.04)	–	(0.16)	(0.16)	24.17	(14.33)		4,296	2.27		2.27		(0.52)		101
Year ended 10/31/20	22.35	(0.18	)(d)	6.21		6.03	(0.01)	–	(0.01)	28.37	26.98		3,647	2.41		2.42		(0.73	)(d)	59
Year ended 10/31/19	24.65	0.02	(d)	1.72		1.74	–	(4.04)	(4.04)	22.35	8.51		5,198	2.51		2.51		0.11	(d)	59
Year ended 10/31/18	28.45	0.11	(d)	(3.91	)(f)	(3.80)	–	–	–	24.65	(13.36	)(f)	10,155	2.54		2.55		0.40	(d)	45
Year ended 10/31/17	21.52	(0.13)		7.06		6.93	–	–	–	28.45	32.20		13,422	2.68		2.68		(0.53)		56
Class R
Six months ended 04/30/22	25.21	(0.12	)(d)	(5.65)		(5.77)	–	–	–	19.44	(22.89)		465	1.75	(e)	1.83	(e)	(1.02	)(d)(e)	52
Period ended 10/31/21(h)	32.59	0.01		(7.39)		(7.38)	–	–	–	25.21	(22.65)		701	1.71	(e)	1.71	(e)	0.04	(e)	101
Class Y
Six months ended 04/30/22	25.34	(0.06	)(d)	(5.68)		(5.74)	(0.08)	–	(0.08)	19.52	(22.72)		7,672	1.25	(e)	1.33	(e)	(0.52	)(d)(e)	52
Year ended 10/31/21	29.44	0.14		(4.08)		(3.94)	–	(0.16)	(0.16)	25.34	(13.47)		10,703	1.27		1.27		0.48		101
Year ended 10/31/20	23.26	0.06	(d)	6.43		6.49	(0.31)	–	(0.31)	29.44	28.26		7,754	1.41		1.42		0.27	(d)	59
Year ended 10/31/19	25.57	0.26	(d)	1.76		2.02	(0.29)	(4.04)	(4.33)	23.26	9.56		9,339	1.51		1.51		1.11	(d)	59
Year ended 10/31/18	29.44	0.42	(d)	(4.07	)(f)	(3.65)	(0.22)	–	(0.22)	25.57	(12.48	)(f)	7,801	1.54		1.55		1.40	(d)	45
Year ended 10/31/17	22.26	0.12		7.27		7.39	(0.21)	–	(0.21)	29.44	33.53		11,444	1.68		1.68		0.47		56
Class R5
Six months ended 04/30/22	25.37	(0.06	)(d)	(5.70)		(5.76)	(0.10)	–	(0.10)	19.51	(22.76)		8	1.23	(e)	1.23	(e)	(0.50	)(d)(e)	52
Year ended 10/31/21	29.45	0.18		(4.10)		(3.92)	–	(0.16)	(0.16)	25.37	(13.40)		17	1.17		1.17		0.58		101
Year ended 10/31/20	23.27	0.11	(d)	6.43		6.54	(0.36)	–	(0.36)	29.45	28.49		32	1.26		1.27		0.42	(d)	59
Year ended 10/31/19	25.58	0.30	(d)	1.77		2.07	(0.34)	(4.04)	(4.38)	23.27	9.79		23	1.33		1.33		1.29	(d)	59
Year ended 10/31/18	29.46	0.46	(d)	(4.08	)(f)	(3.62)	(0.26)	–	(0.26)	25.58	(12.38	)(f)	25	1.40		1.40		1.54	(d)	45
Year ended 10/31/17	22.28	0.16		7.28		7.44	(0.26)	–	(0.26)	29.46	33.80		72	1.50		1.50		0.65		56
Class R6
Six months ended 04/30/22	25.37	(0.05	)(d)	(5.69)		(5.74)	(0.11)	–	(0.11)	19.52	(22.69)		509	1.17	(e)	1.17	(e)	(0.44	)(d)(e)	52
Year ended 10/31/21	29.43	0.18		(4.08)		(3.90)	–	(0.16)	(0.16)	25.37	(13.34)		981	1.13		1.13		0.62		101
Year ended 10/31/20	23.26	0.11	(d)	6.42		6.53	(0.36)	–	(0.36)	29.43	28.46		867	1.25		1.26		0.43	(d)	59
Year ended 10/31/19	25.57	0.30	(d)	1.77		2.07	(0.34)	(4.04)	(4.38)	23.26	9.79		642	1.33		1.33		1.29	(d)	59
Year ended 10/31/18	29.45	0.46	(d)	(4.07	)(f)	(3.61)	(0.27)	–	(0.27)	25.57	(12.36	)(f)	629	1.40		1.40		1.54	(d)	45
Period ended 10/31/17(h)	23.28	0.25		5.92		6.17	–	–	–	29.45	26.50		107	1.47	(e)	1.47	(e)	0.68	(e)	56

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $64,937,627 in connection with the acquisition of Invesco Pacific Growth Fund into the Fund.

(d)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the six months ended April 30,2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.16) and (1.06)%, $(0.22) and (1.72)%, $(0.19) and (1.31)%, $(0.13) and (0.81)% , $(0.13) and (0.79)% and $(0.12) and (0.73)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2020. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.05) and (0.17)%, $(0.23) and (0.92)%, $0.01 and 0.08%, $0.06 and 0.23% and $0.06 and 0.24% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.05 and 0.20%, $(0.13) and (0.55)%, $0.11 and 0.45%, $0.15 and 0.63% and $0.15 and 0.63% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended October 31, 2018. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.18 and 0.60%, $(0.05) and (0.15)%, $0.26 and 0.85%, $0.30 and 0.99% and $0.30 and 0.99% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Annualized.
(f)

Includes litigation proceeds received during the year. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(4.16), $(4.01), $(4.17), $(4.18) and $(4.17) for Class A, Class C, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.91% for the six months ended April 30, 2022.
(h)	Commencement date of April 23, 2021 and April 04, 2017 for Class R and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Greater China Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Greater China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Greater China Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Greater China Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 1 billion	0.870%

Next $1 billion	0.820%

Next $49 billion	0.770%

Over $51 billion	0.760%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2022, through at least June 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed, through April 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, a could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee wavers or reimbursements prior to the end of each fiscal year end.

The Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $1,631 and reimbursed class level expenses of $39,980, $1,448, $259, $3,806, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

14	Invesco Greater China Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $7,149 in front-end sales commissions from the sale of Class A shares and $8 and $68 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$13,208,699	$73,172,444	$0	$86,381,143

Money Market Funds	4,148,477	10,055,620	–	14,204,097

Total Investments	$17,357,176	$83,228,064	$0	$100,585,240

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(280)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,038,761

15	Invesco Greater China Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$192,513	$–	$192,513

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $49,475,286 and $53,147,212, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,268,763

Aggregate unrealized (depreciation) of investments	(21,272,975)

Net unrealized appreciation (depreciation) of investments	$(9,004,212)

Cost of investments for tax purposes is $109,589,452.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	293,952	$6,537,267	486,983	$14,703,904

Class C	50,091	1,007,496	31,778	952,536

Class R	4,969	111,834	5,448	148,412

Class Y	85,391	1,933,600	102,517	3,096,780

Class R5	19	450	2,735	83,928

Class R6	4,794	105,835	15,152	427,144

Issued as reinvestment of dividends:
Class A	2,464	57,624	11,997	350,678

Class C	-	-	654	18,429

Class Y	1,118	26,180	1,258	36,821

Class R5	1	31	11	313

Class R6	144	3,377	157	4,589

16	Invesco Greater China Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	5,324	$113,448	36,493	$1,081,327

Class C	(5,573)	(113,448)	(37,913)	(1,081,327)

Issued in connection with acquisitions:(b)
Class A	-	-	2,392,360	77,968,123

Class C	-	-	118,746	3,718,418

Class R	-	-	31,836	1,037,560

Class Y	-	-	516,671	16,873,017

Class R5	-	-	553	18,086

Class R6	-	-	19,702	643,779

Reacquired:
Class A	(637,437)	(14,290,860)	(897,378)	(26,087,121)

Class C	(50,097)	(1,084,183)	(64,105)	(1,820,881)

Class R	(8,853)	(187,013)	(9,471)	(274,471)

Class Y	(115,851)	(2,658,012)	(461,461)	(13,821,367)

Class R5	(315)	(7,207)	(3,701)	(97,565)

Class R6	(17,538)	(404,540)	(25,816)	(722,773)

Net increase (decrease) in share activity	(387,397)	$(8,848,121)	2,275,206	$77,258,339

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Pacific Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,079,868 shares of the Fund for 2,996,030 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $100,258,983, including $21,757,300 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $92,373,846 and $192,632,829 immediately after the acquisition.

The pro forma results of operations for the year ended October 31, 2021 assuming the reorganization had been completed on November 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(440,870)

Net realized/unrealized gains (loss)	(18,268,537)

Change in net assets resulting from operations	$(18,709,407)

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

17	Invesco Greater China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/22)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$771.70	$6.59	$1,017.36	$7.50	1.50%
Class C	1,000.00	769.20	9.48	1,014.08	10.79	2.16
Class R	1,000.00	771.10	7.68	1,016.12	8.75	1.75
Class Y	1,000.00	772.80	5.49	1,018.60	6.26	1.25
Class R5	1,000.00	772.40	5.41	1,018.70	6.16	1.23
Class R6	1,000.00	773.10	5.14	1,018.99	5.86	1.17

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective May 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.58%, 2.24%, 1.83%, 1.33%, 1.23% and 1.17% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $6.94, $9.83, $8.04, $5.85, $5.41 and $5.14 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $7.90, $11.18, $9.15, $6.66, $6.16 and $5.86 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

18	Invesco Greater China Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at
invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	CHI-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Health Care Fund

Nasdaq:

A: GGHCX ∎ C: GTHCX ∎ Y: GGHYX ∎ Investor: GTHIX ∎ R6: GGHSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.44%
Class C Shares	-15.78
Class Y Shares	-15.35
Investor Class Shares	-15.46
Class R6 Shares	-15.32
MSCI World Index▼ (Broad Market Index)	-11.30
S&P Composite 1500 Health Care Index▼ (Style-Specific Index)	-3.03

Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The S&P Composite 1500® Health Care Index comprises those companies included in the S&P Composite 1500 that are classified as members of the GICS® Health Care sector.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Health Care Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	10.19%
10 Years	10.03
5 Years	7.10
1 Year	-13.41

Class C Shares
Inception (3/1/99)	8.40%
10 Years	9.99
5 Years	7.50
1 Year	-9.69

Class Y Shares
Inception (10/3/08)	10.31%
10 Years	10.93
5 Years	8.59
1 Year	-8.16

Investor Class Shares
Inception (7/15/05)	8.37%
10 Years	10.65
5 Years	8.31
1 Year	-8.40

Class R6 Shares
10 Years	10.83%
5 Years	8.65
1 Year	-8.08

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Health Care Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.80%
Biotechnology–13.95%
AbbVie, Inc.	356,656	$ 52,385,633
Alnylam Pharmaceuticals, Inc.(b)	21,217	2,830,984
Amgen, Inc.(c)	53,277	12,423,664
Arcus Biosciences, Inc.(b)	83,564	2,023,084
Argenx SE, ADR (Netherlands)(b)	22,213	6,382,239
BioCryst Pharmaceuticals, Inc.(b)(c)	147,550	1,370,740
Biohaven Pharmaceutical Holding Co. Ltd.(b)(c)	91,087	8,122,228
Genmab A/S, ADR (Denmark)(b)(c)	222,635	7,832,299
Gilead Sciences, Inc.	130,166	7,724,050
Halozyme Therapeutics, Inc.(b)(c)	179,423	7,158,978
Horizon Therapeutics PLC(b)	180,338	17,774,113
Incyte Corp.(b)	36,346	2,724,496
Legend Biotech Corp., ADR(b)	37,219	1,494,343
Natera, Inc.(b)	132,455	4,651,820
Regeneron Pharmaceuticals, Inc.(b)	55,958	36,882,477
Seagen, Inc.(b)	38,358	5,025,282
United Therapeutics Corp.(b)	39,959	7,095,120
Veracyte, Inc.(b)(c)	85,055	1,741,076
Vertex Pharmaceuticals, Inc.(b)	29,076	7,944,145
		193,586,771

Health Care Distributors–1.57%
AmerisourceBergen Corp.	143,618	21,727,967

Health Care Equipment–17.65%
Abbott Laboratories	197,101	22,370,964
AtriCure, Inc.(b)	55,437	2,878,843
Axonics, Inc.(b)	90,087	4,668,308
CONMED Corp.(c)	14,546	1,934,036
DexCom, Inc.(b)	47,309	19,329,511
Edwards Lifesciences Corp.(b)	226,520	23,961,286
Globus Medical, Inc., Class A(b)(c)	178,001	11,787,226
IDEXX Laboratories, Inc.(b)	62,603	26,949,340
Inari Medical, Inc.(b)	101,754	8,211,548
Inmode Ltd.(b)	55,794	1,400,987
Insulet Corp.(b)	56,659	13,540,935
Intuitive Surgical, Inc.(b)	148,538	35,545,143
Omnicell, Inc.(b)(c)	19,994	2,182,745
Penumbra, Inc.(b)(c)	39,105	6,747,959
ResMed, Inc.	37,640	7,526,871
Shockwave Medical, Inc.(b)	57,039	8,620,304
STERIS PLC	47,985	10,751,039
Stryker Corp.	117,451	28,336,228
Tandem Diabetes Care, Inc.(b)	85,256	8,225,499
		244,968,772

Health Care Facilities–4.98%
Acadia Healthcare Co., Inc.(b)	86,689	5,884,449
HCA Healthcare, Inc.	161,289	34,604,555
Surgery Partners, Inc.(b)(c)	225,613	11,542,361
Tenet Healthcare Corp.(b)	235,001	17,039,923
		69,071,288

	Shares	Value
Health Care Services–2.62%
AMN Healthcare Services, Inc.(b)	45,096	$ 4,408,134
CVS Health Corp.	310,468	29,845,289
Option Care Health, Inc.(b)	72,688	2,171,917
		36,425,340

Health Care Supplies–1.35%
Alcon, Inc. (Switzerland)	137,651	9,802,128
Cooper Cos., Inc. (The)	24,907	8,992,423
		18,794,551

Health Care Technology–1.62%
Certara, Inc.(b)(c)	116,297	2,134,050
Doximity, Inc., Class A(b)(c)	36,979	1,474,353
Evolent Health, Inc., Class A(b)(c)	54,636	1,503,583
Health Catalyst, Inc.(b)(c)	124,605	2,073,427
Inspire Medical Systems, Inc.(b)	74,118	15,250,519
		22,435,932

Life Sciences Tools & Services–16.10%
Bio-Rad Laboratories, Inc., Class A(b)	12,992	6,652,684
Bio-Techne Corp.	36,550	13,877,669
Danaher Corp.	228,473	57,376,424
IQVIA Holdings, Inc.(b)	93,533	20,389,259
Lonza Group AG (Switzerland)	13,599	7,983,919
Medpace Holdings, Inc.(b)	39,735	5,307,404
Mettler-Toledo International, Inc.(b)	9,973	12,740,807
Quanterix Corp.(b)	93,927	2,084,240
Repligen Corp.(b)	92,962	14,617,345
Thermo Fisher Scientific, Inc.	124,743	68,972,900
West Pharmaceutical Services, Inc.	42,715	13,457,788
		223,460,439

Managed Health Care–16.45%
Anthem, Inc.	131,819	66,163,911
Humana, Inc.	23,043	10,243,996
Molina Healthcare, Inc.(b)	49,879	15,634,572
UnitedHealth Group, Inc.	268,123	136,353,952
		228,396,431

Pharmaceuticals–20.51%
Arvinas, Inc.(b)	44,609	2,452,157
AstraZeneca PLC (United Kingdom)	38,268	5,083,592
AstraZeneca PLC, ADR (United Kingdom)(c)	600,862	39,897,237
Catalent, Inc.(b)	160,659	14,549,279
Eli Lilly and Co.	250,252	73,106,117
Merck & Co., Inc.	199,943	17,732,945
Novo Nordisk A/S, Class B (Denmark)	310,938	35,562,588
Pacira BioSciences, Inc.(b)(c)	29,119	2,171,404
Pfizer, Inc.	685,307	33,628,014
Roche Holding AG (Switzerland)	80,465	29,801,553
Zoetis, Inc.	173,709	30,789,920
		284,774,806
Total Common Stocks & Other Equity Interests (Cost $1,026,094,585)		1,343,642,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Health Care Fund

	Shares	Value

Money Market Funds–3.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e)	15,769,340	$15,769,340

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(d)(e)	11,911,919	11,909,537

Invesco Treasury Portfolio, Institutional Class, 0.23%(d)(e)	18,022,103	18,022,103

Total Money Market Funds (Cost $45,700,105)		45,700,980

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $1,071,794,690)		1,389,343,277

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.26%
Invesco Private Government Fund, 0.40%(d)(e)(f)	21,916,063	$21,916,063

Invesco Private Prime Fund, 0.35%(d)(e)(f)	51,137,479	51,137,479

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,053,542)		73,053,542

TOTAL INVESTMENTS IN SECURITIES–105.35% (Cost $1,144,848,232)		1,462,396,819

OTHER ASSETS LESS LIABILITIES–(5.35)%		(74,253,084)

NET ASSETS–100.00%		$1,388,143,735

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$ 9,024,801	$59,280,357	$(52,535,818)	$ -	$-	$15,769,340	$ 3,796
Invesco Liquid Assets Portfolio, Institutional Class	7,098,845	42,343,112	(37,525,584)	(945)	(5,891)	11,909,537	4,758
Invesco Treasury Portfolio, Institutional Class	10,314,059	67,748,980	(60,040,936)	-	-	18,022,103	4,983
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,776,049	96,864,687	(95,724,673)	-	-	21,916,063	8,539*
Invesco Private Prime Fund	48,477,448	180,927,891	(178,249,675)	-	(18,185)	51,137,479	29,792*
Total	$95,691,202	$447,165,027	$(424,076,686)	$(945)	$(24,076)	$118,754,522	$ 51,868

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Health Care Fund

Portfolio Composition

By industry, based on Net Assets

as of April 30, 2022

Pharmaceuticals	20.51%
Health Care Equipment	17.65
Managed Health Care	16.45
Life Sciences Tools & Services	16.10
Biotechnology	13.95
Health Care Facilities	4.98
Health Care Services	2.62
Health Care Technology	1.62
Health Care Distributors	1.57
Health Care Supplies	1.35
Money Market Funds Plus Other Assets Less Liabilities	3.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Health Care Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,026,094,585)*	$1,343,642,297

Investments in affiliated money market funds, at value (Cost $118,753,647)	118,754,522

Foreign currencies, at value (Cost $1,054)	987

Receivable for:
Investments sold	8,934,033

Fund shares sold	197,593

Dividends	2,567,215

Investment for trustee deferred compensation and retirement plans	210,054

Other assets	94,834

Total assets	1,474,401,535

Liabilities:
Payable for:
Investments purchased	11,092,902

Fund shares reacquired	1,137,300

Collateral upon return of securities loaned	73,053,542

Accrued fees to affiliates	675,615

Accrued other operating expenses	27,702

Trustee deferred compensation and retirement plans	270,739

Total liabilities	86,257,800

Net assets applicable to shares outstanding	$1,388,143,735

Net assets consist of:
Shares of beneficial interest	$1,072,831,924

Distributable earnings	315,311,811

$1,388,143,735

Net Assets:
Class A	$716,020,477

Class C	$21,552,311

Class Y	$47,584,776

Investor Class	$601,610,549

Class R6	$1,375,622

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	21,161,553

Class C	1,231,427

Class Y	1,357,289

Investor Class	17,775,943

Class R6	39,099

Class A:
Net asset value per share	$33.84

Maximum offering price per share (Net asset value of $33.84 ÷ 94.50%)	$35.81

Class C:
Net asset value and offering price per share	$17.50

Class Y:
Net asset value and offering price per share	$35.06

Investor Class:
Net asset value and offering price per share	$33.84

Class R6:
Net asset value and offering price per share	$35.18

*	At April 30, 2022, securities with an aggregate value of $69,461,875 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Health Care Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $132,128)	$6,300,203

Dividends from affiliated money market funds (includes securities lending income of $30,947)	44,484

Total investment income	6,344,687

Expenses:
Advisory fees	4,769,732

Administrative services fees	114,857

Custodian fees	5,681

Distribution fees:
Class A	997,391

Class C	127,422

Investor Class	833,419

Transfer agent fees – A, C, Y and Investor	914,812

Transfer agent fees – R6	262

Trustees’ and officers’ fees and benefits	14,318

Registration and filing fees	47,165

Reports to shareholders	7,211

Professional services fees	20,740

Other	4,294

Total expenses	7,857,304

Less: Fees waived and/or expense offset arrangement(s)	(10,987)

Net expenses	7,846,317

Net investment income (loss)	(1,501,630)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,268,355

Affiliated investment securities	(24,076)

Foreign currencies	(4,286)

3,239,993

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(261,727,411)

Affiliated investment securities	(945)

Foreign currencies	(49,374)

(261,777,730)

Net realized and unrealized gain (loss)	(258,537,737)

Net increase (decrease) in net assets resulting from operations	$(260,039,367)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income (loss)	$(1,501,630)	$(4,051,113)

Net realized gain	3,239,993	353,783,297

Change in net unrealized appreciation (depreciation)	(261,777,730)	45,114,847

Net increase (decrease) in net assets resulting from operations	(260,039,367)	394,847,031

Distributions to shareholders from distributable earnings:
Class A	(175,765,424)	(51,038,869)

Class C	(9,290,808)	(3,032,486)

Class Y	(11,596,963)	(3,235,578)

Investor Class	(146,619,587)	(42,472,982)

Class R6	(399,985)	(48,621)

Total distributions from distributable earnings	(343,672,767)	(99,828,536)

Share transactions–net:
Class A	129,949,177	1,975,758

Class C	5,793,867	(2,348,157)

Class Y	7,610,449	6,894,946

Investor Class	114,857,655	(1,056,978)

Class R6	(109,228)	1,657,633

Net increase in net assets resulting from share transactions	258,101,920	7,123,202

Net increase (decrease) in net assets	(345,610,214)	302,141,697

Net assets:
Beginning of period	1,733,753,949	1,431,612,252

End of period	$1,388,143,735	$1,733,753,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$50.30	$(0.04)	$(6.49)	$(6.53)	$ –	$(9.93)	$(9.93)	$33.84	(15.46)%	$716,020	1.02	%(d)	1.02	%(d)	(0.20	)%(d)	18%
Year ended 10/31/21	41.82	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.30	28.20	896,054	1.02		1.02		(0.24)		78
Year ended 10/31/20	38.59	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.82	12.32	740,884	1.06		1.06		0.08		17
Year ended 10/31/19	37.89	0.08	3.52	3.60	–	(2.90)	(2.90)	38.59	10.46	700,483	1.08		1.08		0.22		11
Year ended 10/31/18	37.84	(0.02)	2.52	2.50	–	(2.45)	(2.45)	37.89	7.03	687,513	1.09		1.09		(0.06)		36
Year ended 10/31/17	32.93	(0.05)	5.77	5.72	(0.07)	(0.74)	(0.81)	37.84	17.73	722,643	1.12		1.12		(0.12)		36
Class C
Six months ended 04/30/22	31.06	(0.10)	(3.53)	(3.63)	–	(9.93)	(9.93)	17.50	(15.78)	21,552	1.77	(d)	1.77	(d)	(0.95	)(d)	18
Year ended 10/31/21	26.99	(0.29)	7.25	6.96	–	(2.89)	(2.89)	31.06	27.26	29,391	1.77		1.77		(0.99)		78
Year ended 10/31/20	25.48	(0.18)	3.06	2.88	–	(1.37)	(1.37)	26.99	11.46	27,720	1.81		1.81		(0.67)		17
Year ended 10/31/19	26.20	(0.13)	2.31	2.18	–	(2.90)	(2.90)	25.48	9.62	24,570	1.83		1.83		(0.53)		11
Year ended 10/31/18	27.10	(0.21)	1.76	1.55	–	(2.45)	(2.45)	26.20	6.24	45,895	1.84		1.84		(0.81)		36
Year ended 10/31/17	23.91	(0.22)	4.15	3.93	–	(0.74)	(0.74)	27.10	16.84	56,741	1.87		1.87		(0.87)		36
Class Y
Six months ended 04/30/22	51.69	0.01	(6.71)	(6.70)	–	(9.93)	(9.93)	35.06	(15.35)	47,585	0.77	(d)	0.77	(d)	0.05	(d)	18
Year ended 10/31/21	42.90	0.00	11.79	11.79	(0.11)	(2.89)	(3.00)	51.69	28.52	60,527	0.77		0.77		0.01		78
Year ended 10/31/20	39.54	0.14	4.79	4.93	(0.20)	(1.37)	(1.57)	42.90	12.62	43,816	0.81		0.81		0.33		17
Year ended 10/31/19	38.67	0.18	3.59	3.77	–	(2.90)	(2.90)	39.54	10.70	38,519	0.83		0.83		0.47		11
Year ended 10/31/18	38.47	0.07	2.58	2.65	–	(2.45)	(2.45)	38.67	7.32	36,930	0.84		0.84		0.19		36
Year ended 10/31/17	33.48	0.05	5.85	5.90	(0.17)	(0.74)	(0.91)	38.47	18.01	35,924	0.87		0.87		0.13		36
Investor Class
Six months ended 04/30/22	50.31	(0.04)	(6.50)	(6.54)	–	(9.93)	(9.93)	33.84	(15.48)	601,611	1.02	(d)	1.02	(d)	(0.20	)(d)	18
Year ended 10/31/21	41.83	(0.11)	11.49	11.38	(0.01)	(2.89)	(2.90)	50.31	28.20	745,607	1.02		1.02		(0.24)		78
Year ended 10/31/20	38.60	0.03	4.67	4.70	(0.10)	(1.37)	(1.47)	41.83	12.33	618,818	1.06		1.06		0.08		17
Year ended 10/31/19	37.90	0.08	3.52	3.60	–	(2.90)	(2.90)	38.60	10.45	597,301	1.08		1.08		0.22		11
Year ended 10/31/18	37.85	(0.02)	2.52	2.50	–	(2.45)	(2.45)	37.90	7.03	583,069	1.09		1.09		(0.06)		36
Year ended 10/31/17	32.94	(0.04)	5.76	5.72	(0.07)	(0.74)	(0.81)	37.85	17.72	595,801	1.12		1.12		(0.12)		36
Class R6
Six months ended 04/30/22	51.82	0.03	(6.74)	(6.71)	–	(9.93)	(9.93)	35.18	(15.33)	1,376	0.68	(d)	0.68	(d)	0.14	(d)	18
Year ended 10/31/21	42.97	0.04	11.83	11.87	(0.13)	(2.89)	(3.02)	51.82	28.66	2,174	0.69		0.69		0.09		78
Year ended 10/31/20	39.61	0.16	4.79	4.95	(0.22)	(1.37)	(1.59)	42.97	12.65	374	0.77		0.77		0.37		17
Year ended 10/31/19	38.71	0.20	3.60	3.80	–	(2.90)	(2.90)	39.61	10.77	52	0.77		0.77		0.53		11
Year ended 10/31/18	38.49	0.09	2.58	2.67	–	(2.45)	(2.45)	38.71	7.37	41	0.79		0.79		0.24		36
Period ended 10/31/17(e)	36.35	0.05	2.09	2.14	–	–	–	38.49	5.89	14	0.78	(d)	0.78	(d)	0.22	(d)	36

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Health Care Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Health Care Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the Fund paid the Adviser $1,008 in fees for securities lending agent services.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

13	Invesco Health Care Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00% and 1.75% of the Fund’s average daily net assets (the “expense limits”), respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $10,589.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.

14	Invesco Health Care Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plan are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $61,388 in front-end sales commissions from the sale of Class A shares and $514 and $900 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2022, the Fund incurred $15,376 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,265,210,645	$78,431,652	$–	$1,343,642,297

Money Market Funds	45,700,980	73,053,542	–	118,754,522

Total Investments	$1,310,911,625	$151,485,194	$–	$1,462,396,819

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $398.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15	Invesco Health Care Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $277,576,002 and $378,823,870, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$389,654,269

Aggregate unrealized (depreciation) of investments	(72,358,442)

Net unrealized appreciation of investments	$317,295,827

Cost of investments for tax purposes is $1,145,100,992.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	574,748	$22,380,572	1,021,136	$47,149,711

Class C	117,203	2,440,032	253,829	7,316,274

Class Y	141,775	5,652,145	355,766	16,886,586

Investor Class	95,693	3,860,906	137,542	6,363,951

Class R6	6,385	251,068	34,237	1,708,753

Issued as reinvestment of dividends:
Class A	4,091,961	158,317,971	1,048,926	46,121,227

Class C	440,490	8,840,630	103,744	2,835,324

Class Y	233,867	9,366,384	62,753	2,829,545

Investor Class	3,463,003	134,018,202	899,683	39,568,061

Class R6	7,307	293,596	980	44,284

Automatic conversion of Class C shares to Class A shares:
Class A	39,537	1,472,922	138,688	6,338,338

Class C	(74,699)	(1,472,922)	(223,346)	(6,338,338)

Reacquired:
Class A	(1,358,929)	(52,222,288)	(2,111,190)	(97,633,518)

Class C	(197,741)	(4,013,873)	(215,019)	(6,161,417)

Class Y	(189,258)	(7,408,080)	(269,011)	(12,821,185)

Investor Class	(603,163)	(23,021,453)	(1,012,104)	(46,988,990)

Class R6	(16,553)	(653,892)	(1,953)	(95,404)

Net increase in share activity	6,771,626	$258,101,920	224,661	$7,123,202

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$845.60	$4.67	$1,019.74	$5.11	1.02%
Class C	1,000.00	842.20	8.08	1,016.02	8.85	1.77
Class Y	1,000.00	846.50	3.53	1,020.98	3.86	0.77
Investor Class	1,000.00	845.40	4.67	1,019.74	5.11	1.02
Class R6	1,000.00	846.80	3.11	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Health Care Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	GHC-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco International Bond Fund

Nasdaq:
A: OIBAX ∎ C: OIBCX ∎ R: OIBNX ∎ Y: OIBYX ∎ R5: INBQX ∎ R6: OIBIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
22	Consolidated Financial Statements
25	Consolidated Financial Highlights
26	Notes to Consolidated Financial Statements

36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.77%
Class C Shares	-11.16
Class R Shares	-10.94
Class Y Shares	-10.85
Class R5 Shares	-10.62
Class R6 Shares	-10.63
FTSE Non-U.S. Dollar World Government Bond Index▼	-15.47
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index▼	-13.17
JP Morgan EMBI Global Diversified Index▼	-15.45
Custom Invesco International Bond Index∎	-14.72
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Custom Invesco International Bond Index is composed of 50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index.

The FTSE Non-U.S. Dollar World Government Bond Index is a broad benchmark providing exposure to the global sovereign fixed-income market, excluding the US.
The JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic currency government bonds.
The JP Morgan EMBI Global Diversified Index is an unmanaged index that tracks the traded market for US-dollar-denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Bond Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception (6/15/95)	5.58%
10 Years	-0.19
5 Years	-2.22
1 Year	-20.05

Class C Shares
Inception (6/15/95)	5.50%
10 Years	-0.34
5 Years	-2.13
1 Year	-18.08

Class R Shares
Inception (3/1/01)	4.86%
10 Years	-0.05
5 Years	-1.66
1 Year	-16.85

Class Y Shares
Inception (9/27/04)	3.85%
10 Years	0.47
5 Years	-1.16
1 Year	-16.53

Class R5 Shares
10 Years	0.33%
5 Years	-1.17
1 Year	-16.41

Class R6 Shares
Inception (1/27/12)	0.77%
10 Years	0.66
5 Years	-1.02
1 Year	-16.28

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Bond Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Bond Fund. Note: The Fund was subsequently renamed the Invesco International Bond Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco International Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco International Bond Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

		Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes–53.01%(a)
Argentina–4.49%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	1,711,725,360	$ 35,744,998
1.50%, 03/25/2024	ARS	988,313,000	18,616,102
4.00%, 04/27/2025	ARS	117,500,000	5,041,330
2.00%, 11/09/2026	ARS	825,000,000	13,317,386
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	444,744
Provincia de Buenos Aires Government Bonds, 47.68% (BADLAR + 3.75%), 04/12/2025(b)(c)	ARS	120,000,000	1,000,943
			74,165,503

Austria–0.15%

Erste Group Bank AG, 4.25%(b)(d)(e)	EUR	2,600,000	2,491,898

Belgium–1.12%

KBC Group N.V.,
4.25%(b)(d)(e)	EUR	7,000,000	6,952,494
4.75%(b)(d)(e)	EUR	400,000	418,815
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(b)	EUR	11,137,000	11,074,766
			18,446,075

Brazil–7.83%

Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	28,000,000	23,010,674
Series F, 10.00%, 01/01/2029	BRL	565,000,000	103,801,913
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	13,315,125	2,504,691
			129,317,278

Canada–2.77%

Province of Manitoba, 7.75%, 12/22/2025	CAD	25,000,000	22,502,296
Province of Quebec, 8.50%, 04/01/2026	CAD	25,000,000	23,274,744
			45,777,040

Chile–0.80%

Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(b)	CLP	16,000,000,000	13,200,682

China–7.00%

China Development Bank,
Series 2103, 3.30%, 03/03/2026	CNY	280,000,000	43,334,750
Series 2110, 3.41%, 06/07/2031	CNY	180,000,000	27,884,834

		Principal Amount	Value
China–(continued)
China Government Bond,
3.72%, 04/12/2051	CNY	130,000,000	$ 20,981,398
3.53%, 10/18/2051	CNY	150,000,000	23,556,968
			115,757,950

Colombia–3.40%

Colombian TES,
Series B, 7.75%, 09/18/2030	COP	75,000,000,000	38,342,108
Series B, 7.25%, 10/26/2050	COP	52,500,000,000	9,329,536
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,435,103
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	1,512,252
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	5,565,385
			56,184,384

Egypt–0.37%

Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	6,800,000	6,054,570

France–1.04%

Accor S.A., 4.38%(b)(d)(e)	EUR	2,500,000	2,560,628
Credit Agricole S.A.,
4.00%(b)(d)(e)	EUR	1,500,000	1,487,103
7.50%(b)(d)(e)	GBP	2,968,000	3,885,693
French Republic Government Bond OAT, 0.75%, 05/25/2052(b)	EUR	11,850,000	9,248,584
			17,182,008

Germany–0.59%

Bayer AG, 2.38%, 11/12/2079(b)(d)	EUR	5,000,000	5,005,106
Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)(d)	EUR	5,000,000	4,796,595
			9,801,701

Greece–4.50%

Hellenic Republic Government Bond,
2.00%, 04/22/2027(b)	EUR	20,000,000	20,690,811
0.75%, 06/18/2031(b)	EUR	29,825,000	25,425,750
1.88%, 01/24/2052(b)	EUR	40,000,000	28,079,484
Series GDP, 0.00%, 10/15/2042	EUR	107,000,000	129,812
			74,325,857

India–3.32%

India Government Bond,
8.40%, 07/28/2024	INR	1,997,000,000	27,485,282
8.15%, 11/24/2026	INR	500,000,000	6,894,071
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,682,828

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco International Bond Fund

		Principal Amount	Value
India–(continued)
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	$ 6,808,722
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,920,776
			54,791,679

Ivory Coast–0.21%

Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,950,000	3,514,701

Malaysia–0.45%

Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	33,000,000	7,481,807

Mexico–2.47%

Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	581,000,000	26,126,707
Series M, 7.75%, 11/13/2042	MXN	170,000,000	7,215,451
Series M 30, 8.50%, 11/18/2038	MXN	160,000,000	7,412,401
			40,754,559

Netherlands–0.59%

Cooperatieve Rabobank U.A., 4.38%(b)(d)(e)	EUR	9,600,000	9,747,862

New Zealand–0.82%

New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	26,000,000	13,596,375

Poland–0.80%

Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	87,500,000	13,288,470

Romania–0.19%

Romanian Government International Bond, 2.00%, 04/14/2033(b)	EUR	4,106,000	3,174,510

Russia–0.00%

Mos.ru, 5.00%, 08/22/2034	RUB	103,214,252	0
Russian Federal Bond - OFZ,
Series 6219, 7.75%, 09/16/2026(f)	RUB	3,000,000,000	0
Series 6236, 5.70%, 05/17/2028(f)	RUB	700,000,000	0
			0

		Principal Amount	Value
South Africa–6.44%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	270,000,000	$ 15,316,099
Series 2032, 8.25%, 03/31/2032	ZAR	187,300,000	10,336,043
Series 2037, 8.50%, 01/31/2037	ZAR	1,275,000,000	66,747,269
Series 2048, 8.75%, 02/28/2048	ZAR	272,000,000	14,001,735
			106,401,146

Spain–0.90%

Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(b)(d)(e)	EUR	1,800,000	1,902,613
6.00%(b)(d)(e)	EUR	600,000	633,967
CaixaBank S.A., 5.88%(b)(d)(e)	EUR	2,400,000	2,546,123
Repsol International Finance B.V., 3.75%(b)(d)(e)	EUR	5,000,000	5,107,114
Telefonica Europe B.V., 2.88%(b)(d)(e)	EUR	5,000,000	4,751,507
			14,941,324

Supranational–0.65%

African Development Bank,
0.00%, 04/05/2046(g)	ZAR	600,000,000	5,026,436
0.00%, 01/17/2050(g)	ZAR	310,000,000	2,047,364
International Finance Corp., 0.00%, 03/23/2038(g)	MXN	350,000,000	3,653,248
			10,727,048

Sweden–0.14%

Heimstaden Bostad AB, 3.38%(b)(d)(e)	EUR	2,500,000	2,359,225

Switzerland–0.58%

Credit Suisse Group AG, 2.88%, 04/02/2032(b)(d)	EUR	5,000,000	4,946,593
Dufry One B.V., 2.00%, 02/15/2027(b)	EUR	5,000,000	4,580,605
			9,527,198

United Kingdom–1.39%

Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	6,354,367
HSBC Holdings PLC, 5.25%(b)(d)(e)	EUR	5,000,000	5,286,356
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(b)	EUR	2,400,000	2,376,878
1.50%, 07/04/2027(b)	EUR	2,600,000	2,235,014
Nationwide Building Society, 5.75%(b)(d)(e)	GBP	2,500,000	3,114,129
NatWest Group PLC,
5.13%(d)(e)	GBP	1,550,000	1,859,139
4.50%(d)(e)	GBP	1,550,000	1,739,526
			22,965,409
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,014,855,476)			875,976,259

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco International Bond Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–17.35%

Angola–0.14%

Angolan Government International Bond, 8.75%, 04/14/2032(b)	$2,500,000	$ 2,372,213

Argentina–0.29%

Argentine Republic Government International Bond, 0.75%, 07/09/2030(h)	15,000,000	4,747,650

Brazil–0.49%

Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(b)	2,500,000	2,256,675
CSN Inova Ventures, 6.75%, 01/28/2028(b)	2,500,000	2,488,487
Klabin Austria GmbH,
5.75%, 04/03/2029(b)	1,000,000	985,095
7.00%, 04/03/2049(b)(i)	2,500,000	2,427,138
		8,157,395

Chile–0.72%

AES Andes S.A., 6.35%, 10/07/2079(b)(d)	2,500,000	2,405,837
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	10,000,000	9,464,450
		11,870,287

Colombia–1.14%

Bancolombia S.A., 4.88%, 10/18/2027(d)	10,000,000	9,737,750
Colombia Government International Bond, 4.13%, 02/22/2042	7,500,000	5,257,500
Ecopetrol S.A., 4.63%, 11/02/2031	4,546,000	3,806,684
		18,801,934

Denmark–0.15%

Danske Bank A/S, 7.00%(b)(d)(e)	2,500,000	2,491,245

Dominican Republic–0.32%

Dominican Republic International Bond,
4.50%, 01/30/2030(b)	975,000	844,050
4.88%, 09/23/2032(b)	3,300,000	2,779,683
5.30%, 01/21/2041(b)	2,110,000	1,671,672
		5,295,405

Ecuador–0.12%

Ecuador Government International Bond, 5.50%, 07/31/2030(b)(h)	2,500,000	2,038,266

Egypt–0.46%

Egypt Government International Bond,
7.63%, 05/29/2032(b)	4,100,000	3,206,766
8.50%, 01/31/2047(b)	3,550,000	2,587,559
8.88%, 05/29/2050(b)	2,500,000	1,849,750
		7,644,075

	Principal Amount	Value
El Salvador–0.03%

El Salvador Government International Bond, 5.88%, 01/30/2025(b)	$1,000,000	$ 482,341

France–0.75%

BNP Paribas S.A., 7.38%(b)(d)(e)	2,500,000	2,604,012
Credit Agricole S.A., 6.88%(b)(d)(e)	2,500,000	2,516,875
Electricite de France S.A., 5.25%(b)(d)(e)	2,600,000	2,577,250
Societe Generale S.A.,
7.38%(b)(d)(e)(i)	2,500,000	2,510,763
4.75%(b)(d)(e)	2,500,000	2,225,962
		12,434,862

Guatemala–0.39%

CT Trust, 5.13%, 02/03/2032(b)	2,817,000	2,628,641
Guatemala Government Bond,
4.90%, 06/01/2030(b)	1,560,000	1,533,233
3.70%, 10/07/2033(b)	2,661,000	2,287,964
		6,449,838

Hong Kong–0.26%

Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)(i)	2,500,000	2,238,337
5.75%, 07/21/2028(b)	2,500,000	2,113,225
		4,351,562

India–0.80%

JSW Steel Ltd., 3.95%, 04/05/2027(b)	6,000,000	5,353,209
Network i2i Ltd.,
5.65%(b)(d)(e)	1,500,000	1,479,855
3.98%(b)(d)(e)	1,500,000	1,387,762
Reliance Industries Ltd., 4.88%, 02/10/2045(b)	5,000,000	4,997,109
		13,217,935

Indonesia–0.94%

PT Freeport Indonesia,
4.76%, 04/14/2027(b)(i)	1,165,000	1,163,451
5.32%, 04/14/2032(b)	1,713,000	1,665,893
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(b)	5,000,000	4,042,089
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/2030(b)	2,500,000	2,511,162
PT Pertamina (Persero), 4.18%, 01/21/2050(b)(i)	2,500,000	2,092,422
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.38%, 02/05/2050(b)	5,000,000	4,029,475
		15,504,492

Iraq–0.11%
Iraq International Bond, 5.80%, 01/15/2028(b)	1,875,000	1,816,706

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco International Bond Fund

	Principal Amount	Value
Ireland–0.57%

Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(g)	$1,039,953	$ 993,137
Series 119, 0.00%, 04/30/2025(b)(g)	1,106,384	1,056,576
Series 120, 0.00%, 04/30/2025(b)(g)	1,615,732	1,542,995
Series 122, 0.00%, 04/30/2025(b)(g)	1,213,401	1,158,776
Series 124, 0.00%, 04/30/2025(b)(g)	1,136,990	1,085,805
Series 126, 0.00%, 04/30/2025(b)	1,271,971	1,214,709
Series 127, 0.00%, 04/30/2025(b)(g)	1,262,841	1,205,991
0.00%, 04/30/2025(b)(g)	1,156,316	1,104,261
		9,362,250

Ivory Coast–0.18%

Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	3,009,000	2,973,795

Macau–0.13%

MGM China Holdings Ltd., 5.88%, 05/15/2026(b)	2,500,000	2,209,688

Mexico–1.94%

Alpek S.A.B. de C.V., 3.25%, 02/25/2031(b)	2,443,000	2,074,107
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(b)	6,786,000	6,190,189
Banco Mercantil del Norte S.A.,
8.38%(b)(d)(e)	2,500,000	2,584,437
5.88%(b)(d)(e)	2,490,000	2,235,149
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	5,000,000	4,690,275
6.99%, 02/20/2032(b)	2,076,000	1,866,708
Cemex S.A.B. de C.V., 5.13%(b)(d)(e)	3,457,000	3,163,155
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	4,254,000	3,477,815
Petroleos Mexicanos,
7.69%, 01/23/2050	2,500,000	1,958,588
6.95%, 01/28/2060	5,250,000	3,816,619
		32,057,042

Netherlands–0.12%

ING Groep N.V., 6.75%(b)(d)(e)	2,000,000	2,015,000

Nigeria–0.44%

Nigeria Government International Bond,
6.50%, 11/28/2027(b)	2,500,000	2,226,562
8.38%, 03/24/2029(b)	2,632,000	2,462,447
7.88%, 02/16/2032(b)	3,000,000	2,527,500
		7,216,509

	Principal Amount	Value
Oman–0.29%

Oman Government International Bond, 6.75%, 01/17/2048(b)	$5,000,000	$ 4,701,250

Panama–0.14%

Cable Onda S.A., 4.50%, 01/30/2030(b)	2,500,000	2,340,938

South Africa–0.57%

Republic of South Africa Government International Bond, 7.30%, 04/20/2052	3,334,000	3,130,226
Sasol Financing USA LLC, 4.38%, 09/18/2026	3,249,000	3,053,264
Stillwater Mining Co., 4.00%, 11/16/2026(b)	3,500,000	3,222,135
		9,405,625

Sweden–0.30%

Swedbank AB, Series NC5, 5.63%(b)(d)(e)	5,000,000	4,959,375

Switzerland–2.33%

Credit Suisse Group AG,
7.50%(b)(d)(e)	5,000,000	4,964,000
6.25%(b)(d)(e)	9,800,000	9,535,390
UBS Group AG,
7.00%(b)(d)(e)(j)	2,500,000	2,546,875
7.00%(b)(d)(e)(j)	12,800,000	13,088,128
5.13%(b)(d)(e)	8,639,000	8,317,724
		38,452,117

Thailand–0.28%

GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(b)	2,500,000	2,384,804
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(b)(d)	2,450,000	2,278,094
		4,662,898

United Kingdom–2.28%

abrdn PLC, 4.25%, 06/30/2028(b)	2,500,000	2,464,390
Barclays PLC, 8.00%(d)(e)	2,500,000	2,582,813
BP Capital Markets PLC, 4.88%(d)(e)	3,500,000	3,366,387
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)(i)	5,000,000	4,671,500
HSBC Holdings PLC,
6.00%(d)(e)	4,650,000	4,475,625
6.50%(d)(e)	2,500,000	2,445,325
M&G PLC, 6.50%, 10/20/2048(b)(d)	2,500,000	2,668,627
Standard Chartered PLC, 6.00%(b)(d)(e)(i)	10,500,000	10,460,625
Vodafone Group PLC, 3.25%, 06/04/2081(d)(i)	5,000,000	4,505,675
		37,640,967

United Republic of Tanzania–0.27%

HTA Group Ltd., 7.00%, 12/18/2025(b)	4,500,000	4,463,505

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco International Bond Fund

		Principal Amount	Value
United States–0.40%

AT&T, Inc., 2.88%, 05/23/2022		$5,000,000	$ 4,986,882
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028		1,600,000	1,575,878
			6,562,760
Total U.S. Dollar Denominated Bonds & Notes (Cost $317,757,918)			286,699,925

Asset-Backed Securities–8.57%

Alba PLC, Series 2007-1, Class F, 3.97% (SONIA + 3.37%), 03/17/2039(b)(c)	GBP	1,364,200	1,667,360
Eurohome UK Mortgages PLC, Series 2007-1, Class M2, 1.54% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	4,608,827
Series 2007-1, Class B1, 1.94% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	5,751,127
Series 2007-2, Class B1, 2.44% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(b)(c)	GBP	4,000,000	4,610,522
Series 2007-1, Class M1, 1.34% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	6,081,200
Series 2007-2, Class B2, 5.04% (3 mo. GBP LIBOR + 4.00%), 09/15/2044(b)(c)	GBP	3,750,000	4,674,919
Eurosail PLC, Series 2007-4X, Class D1A, 2.77% (3 mo. GBP LIBOR + 1.75%), 06/13/2045(b)(c)	GBP	4,937,625	5,753,029
Grifonas Finance No. 1 PLC, Class B, 0.04% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	4,473,664
Hawksmoor Mortgage Funding 2019-1 PLC, Series 2019-1X, Class F, 4.02% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	6,842,000	8,628,520
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class G, 4.02% (SONIA + 3.50%), 05/25/2053(b)(c)	GBP	3,801,000	4,790,400
Ludgate Funding PLC, Series 2007-1, Class RES, 1.00%, 01/01/2061(b)(k)	GBP	207,500,000	5,309,481
Mansard Mortgages PLC, Series 2007-2X, Class B2, 4.04% (SONIA + 3.12%), 12/15/2049(b)(c)	GBP	5,914,499	7,250,501

		Principal Amount	Value
Newgate Funding PLC, Series 2006-2, Class CB, 0.00% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	1,755,711	$ 1,713,369
Series 2007-2X, Class CB, 0.00% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	2,380,765	2,287,547
Series 2007-1X, Class CB, 0.00% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,347,258	1,282,742
ResLoC UK PLC, Series 2007-1X, Class D1A, 0.70% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(c)	EUR	4,804,981	4,824,973
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 0.35% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	9,228,295	9,140,414
Towd Point Mortgage Funding 2019 - Granite4 PLC, Series 2019-GR4X, Class FR, 2.74% (SONIA + 2.05%), 10/20/2051(b)(c)	GBP	3,000,000	3,749,921
Series 2019-GR4X, Class GR, 3.19% (SONIA + 2.50%), 10/20/2051(b)(c)	GBP	2,500,000	3,136,201
Sestante Finance S.r.l., Series 2005, Class C1, 0.35% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)	EUR	9,700,000	5,207,624
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(b)(c)	EUR	8,692,306	8,585,008
Series B, 0.00% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,488,662
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A., Series 27, Class A3, 0.00% (3 mo. EURIBOR + 0.19%), 12/28/2050(b)(c)	EUR	31,321,644	29,543,480
Lusitano Mortgages No. 5 PLC, Class D, 0.51% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(c)	EUR	6,737,584	6,096,871
Total Asset-Backed Securities (Cost $153,856,727)			141,656,362

		Shares
Preferred Stocks–0.16%
United States–0.16%
AT&T, Inc., 2.88%, Series B, Pfd.(d) (Cost $2,941,785)		2,700,000	2,692,916

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco International Bond Fund

	Shares	Value
Common Stocks & Other Equity Interests–0.16%
Argentina–0.16%
TMF Trust Co. S.A.(f) (Cost $2,232,683)	299,764,989	$ 2,599,399

Money Market Funds–9.78%

Invesco Government & Agency Portfolio, Institutional Class, 0.35%(l)(m)	56,522,235	56,522,235
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(l)(m)	40,480,592	40,472,496
Invesco Treasury Portfolio, Institutional Class, 0.23%(l)(m)	64,596,840	64,596,840
Total Money Market Funds (Cost $161,590,187)		161,591,571

Options Purchased–0.93%

(Cost $19,926,130)(n)		15,307,661
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-89.96% (Cost $1,673,160,906)		1,486,524,093

Investment Abbreviations:

ARS	– Argentina Peso
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PLN	– Polish Zloty
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
ZAR	– South African Rand

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.88%

Invesco Private Government Fund, 0.40%(l)(m)(o)	4,341,812	$ 4,341,812
Invesco Private Prime Fund, 0.35%(l)(m)(o)	10,130,894	10,130,894
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,472,375)		14,472,706
TOTAL INVESTMENTS IN SECURITIES-90.84% (Cost $1,687,633,281)		1,500,996,799
OTHER ASSETS LESS LIABILITIES–9.16%		151,347,322
NET ASSETS–100.00%		$1,652,344,121

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $584,932,338, which represented 35.40% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Zero coupon bond issued at a discount.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	All or a portion of this security was out on loan at April 30, 2022.
(j)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(k)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$331,219,101	$(274,696,866)	$-	$-	$56,522,235	$13,165

Invesco Liquid Assets Portfolio, Institutional Class	937,266	236,585,073	(197,050,277)	1,665	(1,231)	40,472,496	19,973

Invesco Treasury Portfolio, Institutional Class	-	378,536,116	(313,939,276)	-	-	64,596,840	21,433

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	3,260,112	37,634,857	(36,553,157)	-	-	4,341,812	2,109*

Invesco Private Prime Fund	7,606,928	57,510,671	(54,982,474)	331	(4,562)	10,130,894	7,296*

Total	$11,804,306	$1,041,485,818	$(877,222,050)	$1,996	$(5,793)	$176,064,277	$63,976

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(n)	The table below details options purchased.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

Currency Risk

AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	7,500,000	$375,199

EUR versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	60,000,000	64,500

EUR versus USD	Call	Bank of America, N.A.	05/05/2022	USD	1.17	EUR	120,000,000	127

EUR versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	6,000,000	574,541

EUR versus USD	Call	Goldman Sachs International	05/05/2022	USD	1.15	EUR	80,000,000	84

EUR versus USD	Call	Goldman Sachs International	05/23/2022	USD	1.11	EUR	125,000,000	21,231

Subtotal – Foreign Currency Call Options Purchased								1,035,682

Currency Risk

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	2,000,000	177,227

EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	292,208

EUR versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	3,000,000	702,043

EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	5,000,000	406,699

EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.20	EUR	50,000,000	405,628

USD versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.78	USD	50,000,000	568,800

USD versus BRL	Put	Goldman Sachs International	09/30/2022	BRL	4.60	USD	15,000,000	2,874,210

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	2,500,000	418,633

USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	6,000,000	420,186

USD versus CAD	Put	Bank of America, N.A.	09/20/2022	CAD	1.20	USD	10,000,000	1,289,790

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

USD versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	45,000,000	$150,210

USD versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	775.00	USD	60,000,000	88,320

USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/11/2022	CLP	780.00	USD	3,000,000	135,336

USD versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	10,000,000	4,050

USD versus COP	Put	Morgan Stanley and Co. International PLC	06/16/2022	COP	3,850.00	USD	50,000,000	218,450

USD versus INR	Put	Standard Chartered Bank PLC	05/06/2022	INR	73.00	USD	4,000,000	1,060

USD versus INR	Put	Standard Chartered Bank PLC	07/06/2022	INR	74.00	USD	50,000,000	9,900

USD versus JPY	Put	Bank of America, N.A.	06/02/2022	JPY	127.00	USD	100,000,000	197,800

USD versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	5,000,000	50,145

USD versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	113.50	USD	150,000,000	3,750

USD versus JPY	Put	Goldman Sachs International	07/08/2022	JPY	114.00	USD	150,000,000	5,700

USD versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	20.25	USD	50,000,000	574,600

USD versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.75	USD	60,000,000	276,600

USD versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	5,000,000	1,367,675

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	01/19/2023	RUB	70.00	USD	3,000,000	835,518

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	3,000,000	717,294

USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	4,000,000	956,240

USD versus RUB	Put	UBS AG	08/19/2022	RUB	67.00	USD	2,500,000	564,605

USD versus THB	Put	Standard Chartered Bank PLC	05/05/2022	THB	32.85	USD	60,000,000	180

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/09/2022	ZAR	14.85	USD	60,000,000	46,740

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/28/2022	ZAR	15.50	USD	3,000,000	456,942

USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	07/07/2022	ZAR	14.60	USD	80,000,000	55,440

Subtotal – Foreign Currency Put Options Purchased								14,271,979

Total Foreign Currency Options Purchased								$15,307,661

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.

		Open Over-The-Counter Credit Default Swaptions Written(a)

Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)		Notional Value	Value

Credit Risk

Goldman Sachs International	Put	0.99%	Markit CDX North America High Yield Index, Series 38, Version 1	5.00%	Quarterly	06/15/2022	4.614%	USD	75,000,000	$(826,517)

Goldman Sachs International	Put	1.00	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	06/15/2022	4.614	USD	75,000,000	(1,019,374)

J.P. Morgan Chase Bank, N.A.	Put	0.99	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	06/15/2022	4.614	USD	100,000,000	(1,102,022)

J.P. Morgan Chase Bank, N.A.	Put	4.25	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00	Quarterly	06/15/2022	4.286	EUR	100,000,000	(2,026,809)

Total Credit Default Swaptions Written										$(4,974,722)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12	Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)

Description	Type of Contract	Counterparty	Expiration Date	Exercise Price			Notional Value	Value

Currency Risk

EUR versus CZK	Call	Morgan Stanley and Co. International PLC	07/07/2022	CZK	27.30	EUR	30,000,000	$(23,800)

EUR versus SEK	Call	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	10.70	EUR	50,000,000	(270,542)

USD versus BRL	Call	Goldman Sachs International	06/27/2022	BRL	5.25	USD	50,000,000	(868,200)

USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	2,000,000	(197,164)

USD versus CAD	Call	Bank of America, N.A.	09/20/2022	CAD	1.40	USD	16,000,000	(885,216)

USD versus CLP	Call	Bank of America, N.A.	06/28/2022	CLP	850.00	USD	60,000,000	(1,989,720)

USD versus MXN	Call	Goldman Sachs International	06/23/2022	MXN	21.40	USD	50,000,000	(384,850)

USD versus MXN	Call	Morgan Stanley and Co. International PLC	06/28/2022	MXN	21.35	USD	60,000,000	(532,320)

USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	07/07/2022	ZAR	15.50	USD	30,000,000	(1,191,360)

Subtotal – Foreign Currency Call Options Written								(6,343,172)

Currency Risk

EUR versus SEK	Put	J.P. Morgan Chase Bank, N.A.	07/27/2022	SEK	9.90	EUR	50,000,000	(92,413)

EUR versus USD	Put	Bank of America, N.A.	10/31/2022	USD	0.95	EUR	3,000,000	(435,930)

USD versus BRL	Put	Goldman Sachs International	06/27/2022	BRL	4.55	USD	50,000,000	(166,850)

USD versus CLP	Put	Bank of America, N.A.	06/28/2022	CLP	735.00	USD	60,000,000	(13,260)

USD versus MXN	Put	Goldman Sachs International	06/23/2022	MXN	19.65	USD	50,000,000	(168,000)

USD versus MXN	Put	Morgan Stanley and Co. International PLC	06/28/2022	MXN	19.25	USD	60,000,000	(92,160)

Subtotal – Foreign Currency Put Options Written								(968,613)

Total – Foreign Currency Options Written								$(7,311,785)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date		Notional Value	Value

Interest Rate Risk

10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.85%	SOFR	Receive	Annually	06/08/2022	USD	50,000,000	$(14,794)

10 Year Interest Rate Swap	Call	Goldman Sachs International	1.87	SOFR	Receive	Annually	05/09/2022	USD	75,000,000	(13)

10 Year Interest Rate Swap	Call	Goldman Sachs International	2.50	SOFR	Receive	Annually	06/21/2022	USD	125,000,000	(992,686)

10 Year Interest Rate Swap	Call	Goldman Sachs International	1.75	SONIA	Receive	Annually	05/16/2022	GBP	75,000,000	(219,747)

30 Year Interest Rate Swap	Call	Goldman Sachs International	2.20	SOFR	Receive	Annually	05/27/2022	USD	12,500,000	(77,328)

2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.75	6 Month EURIBOR	Receive	Semi-Annually	02/16/2023	EUR	500,000,000	(888,933)

5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EURIBOR	Receive	Semi-Annually	05/23/2022	EUR	125,000,000	(3,745)

10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.85	6 Month EURIBOR	Receive	Semi-Annually	05/09/2022	EUR	125,000,000	(1)

1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	At Maturity	02/17/2023	USD	250,000,000	(796,760)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.60	SOFR	Receive	Annually	12/05/2022	USD	75,000,000	(822,658)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.82	SOFR	Receive	Annually	05/09/2022	USD	50,000,000	(157)

3 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.66	6 Month EURIBOR	Receive	Semi-Annually	05/23/2022	EUR	125,000,000	(3,551)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13	Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)–(continued)

Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date		Notional Value	Value

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.25%	SOFR	Receive	Annually	05/23/2022	USD	100,000,000	$(683,104)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.45	SOFR	Receive	Annually	06/21/2022	USD	75,000,000	(501,619)

10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.75	SONIA	Receive	Annually	06/09/2022	GBP	50,000,000	(363,833)

30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.50	SONIA	Receive	Annually	07/20/2022	GBP	92,500,000	(2,895,873)

Subtotal–Interest Rate Call Swaptions Written										(8,264,802)

Interest Rate Risk

10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.15	SOFR	Pay	Annually	06/08/2022	USD	50,000,000	(2,616,730)

2 Year Interest Rate Swap	Put	Bank of America, N.A.	2.22	3 Month CDOR	Pay	Quarterly	07/19/2022	CAD	250,000,000	(4,118,647)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	150,000,000	(4,157,725)

20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	TONAR	Pay	Annually	08/22/2022	JPY	6,857,143,000	(1,717,552)

10 Year Interest Rate Swap	Put	Goldman Sachs International	2.17	SOFR	Pay	Annually	05/09/2022	USD	75,000,000	(3,622,196)

1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	250,000,000	(1,862,405)

10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.20	6 Month EURIBOR	Pay	Semi-Annually	05/09/2022	EUR	125,000,000	(6,500,203)

2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.05	6 Month EURIBOR	Pay	Semi-Annually	07/27/2022	EUR	175,000,000	(1,159,688)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.50	SONIA	Pay	Annually	07/20/2022	GBP	25,000,000	(2,216,909)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	250,000,000	(5,750,230)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.75	SONIA	Pay	Annually	06/09/2022	GBP	75,000,000	(2,188,879)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.12	SOFR	Pay	Annually	05/09/2022	USD	50,000,000	(3,802,019)

10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.20	6 Month EURIBOR	Pay	Semi-Annually	05/10/2022	EUR	125,000,000	(6,512,809)

30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.25	SOFR	Pay	Annually	12/05/2022	USD	75,000,000	(6,714,720)

Subtotal–Interest Rate Put Swaptions Written										(52,940,712)

Total Open Over-The-Counter Interest Rate Swaptions Written										$(61,205,514)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

Euro-BTP	173	June-2022	$23,787,883	$3,095	$3,095

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14	Invesco International Bond Fund

Open Futures Contracts(a)–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

Euro-Bobl	447	June-2022	$(59,973,352)	$700,096	$700,096

Euro-Bund	685	June-2022	(110,990,419)	1,360,329	1,360,329

Euro-Buxl 30 Year Bonds	51	June-2022	(9,199,145)	681,382	681,382

U.S. Treasury 5 Year Notes	11	June-2022	(1,239,391)	8,594	8,594

U.S. Treasury 10 Year Notes	63	June-2022	(7,506,844)	123,766	123,766

U.S. Treasury 10 Year Ultra Notes	118	June-2022	(15,222,000)	712,253	712,253

U.S. Treasury Ultra Bonds	87	June-2022	(16,204,187)	1,153,125	1,153,125

Subtotal–Short Futures Contracts				4,739,545	4,739,545

Total Futures Contracts				$4,742,640	$4,742,640

(a)	Futures contracts collateralized by $5,295,177 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

05/17/2022	Bank of America, N.A.	AUD	9,000,000	USD	6,776,730	$416,290

06/10/2022	Bank of America, N.A.	CLP	23,100,000,000	USD	28,000,000	1,120,342

06/10/2022	Bank of America, N.A.	EUR	25,000,000	USD	27,587,500	1,169,117

06/15/2022	Bank of America, N.A.	AUD	40,365,104	USD	29,766,842	1,224,856

06/15/2022	Bank of America, N.A.	EUR	78,102,000	USD	86,233,980	3,678,059

06/15/2022	Bank of America, N.A.	JPY	12,237,365,500	USD	105,630,210	11,201,686

06/15/2022	Bank of America, N.A.	NOK	445,178,855	USD	50,541,728	3,072,518

06/15/2022	Bank of America, N.A.	USD	34,861,804	MXN	744,194,937	1,307,521

06/15/2022	Citibank, N.A.	EUR	66,820,000	USD	73,737,541	3,106,998

06/15/2022	Citibank, N.A.	GBP	5,410,000	USD	7,094,007	290,967

06/15/2022	Citibank, N.A.	USD	25,490,194	MXN	526,385,000	93,143

05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	1,226,372

06/15/2022	Goldman Sachs International	AUD	30,833,000	USD	22,716,891	915,013

06/15/2022	Goldman Sachs International	CAD	46,136,160	USD	36,000,000	90,089

06/15/2022	Goldman Sachs International	EUR	216,918,000	USD	239,354,680	10,066,504

06/15/2022	Goldman Sachs International	GBP	23,231,000	USD	30,439,580	1,226,746

06/15/2022	Goldman Sachs International	JPY	4,152,905,325	USD	34,221,985	2,176,466

06/15/2022	Goldman Sachs International	MXN	399,750,000	USD	19,500,000	71,371

06/15/2022	Goldman Sachs International	NOK	106,821,300	USD	12,360,000	969,696

06/15/2022	Goldman Sachs International	NZD	25,000,000	USD	17,124,750	986,132

06/15/2022	Goldman Sachs International	PLN	85,722,000	USD	19,564,979	327,427

06/15/2022	Goldman Sachs International	USD	7,839,955	MXN	167,378,344	294,958

06/15/2022	Goldman Sachs International	ZAR	83,000,000	USD	5,477,102	245,274

06/29/2022	Goldman Sachs International	BRL	131,962,500	USD	27,000,000	767,746

09/08/2022	Goldman Sachs International	EUR	68,000,000	USD	75,820,000	3,554,576

09/16/2022	Goldman Sachs International	RUB	1,137,150,000	USD	14,250,000	248,588

09/16/2022	Goldman Sachs International	USD	21,750,000	RUB	1,786,762,500	249,910

05/24/2022	J.P. Morgan Chase Bank, N.A.	USD	23,250,000	BRL	116,575,500	169,884

06/10/2022	J.P. Morgan Chase Bank, N.A.	USD	14,833,000	RUB	1,184,807,647	959,226

06/15/2022	J.P. Morgan Chase Bank, N.A.	AUD	66,593,777	USD	49,812,135	2,723,970

06/15/2022	J.P. Morgan Chase Bank, N.A.	CAD	17,177,876	USD	13,456,590	86,254

06/15/2022	J.P. Morgan Chase Bank, N.A.	CNY	1,521,959,500	USD	238,532,952	9,498,099

06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	164,516,940	USD	181,099,627	7,200,782

06/15/2022	J.P. Morgan Chase Bank, N.A.	GBP	120,162,570	USD	157,475,899	6,372,238

06/15/2022	J.P. Morgan Chase Bank, N.A.	JPY	521,245,482	USD	4,499,430	477,286

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15	Invesco International Bond Fund

	Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

06/15/2022	J.P. Morgan Chase Bank, N.A.	NOK	345,721,396	USD	39,716,045	$2,851,938

06/15/2022	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	24,267,960	486,541

06/15/2022	J.P. Morgan Chase Bank, N.A.	THB	206,712,000	USD	6,213,090	174,131

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	38,598,618	INR	3,006,639,385	492,832

06/15/2022	J.P. Morgan Chase Bank, N.A.	ZAR	1,953,051,780	USD	128,769,815	5,661,008

06/27/2022	J.P. Morgan Chase Bank, N.A.	USD	70,563,204	IDR	1,127,600,000,000	6,588,004

07/11/2022	J.P. Morgan Chase Bank, N.A.	ZAR	149,495,000	USD	10,000,000	603,005

07/29/2022	J.P. Morgan Chase Bank, N.A.	SEK	120,960,450	USD	13,061,412	710,610

08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	9,000,000	NOK	91,170,000	174,702

02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	310,125,000	USD	3,750,000	192,317

02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	331,851,000	USD	3,900,000	99,967

05/03/2022	Morgan Stanley and Co. International PLC	BRL	671,436,244	USD	138,283,647	2,473,971

05/03/2022	Morgan Stanley and Co. International PLC	USD	134,907,825	BRL	671,436,244	901,851

05/09/2022	Morgan Stanley and Co. International PLC	CLP	10,444,375,000	USD	12,500,000	262,786

06/02/2022	Morgan Stanley and Co. International PLC	USD	28,430,150	BRL	142,845,866	183,243

06/15/2022	Morgan Stanley and Co. International PLC	AUD	27,000,000	USD	19,981,890	890,310

06/15/2022	Morgan Stanley and Co. International PLC	CLP	21,017,875,000	USD	25,776,843	1,342,248

06/15/2022	Morgan Stanley and Co. International PLC	COP	332,614,200,000	USD	85,392,981	1,958,491

06/15/2022	Morgan Stanley and Co. International PLC	EUR	77,650,000	USD	85,634,651	3,556,506

06/15/2022	Morgan Stanley and Co. International PLC	GBP	5,786,000	USD	7,584,685	308,827

06/15/2022	Morgan Stanley and Co. International PLC	JPY	2,364,560,000	USD	20,000,000	1,754,086

06/15/2022	Morgan Stanley and Co. International PLC	NZD	25,700,000	USD	17,613,675	1,023,175

06/15/2022	Morgan Stanley and Co. International PLC	PLN	42,295,000	USD	9,696,446	204,692

06/15/2022	Morgan Stanley and Co. International PLC	SEK	196,406,700	USD	20,435,828	410,545

06/15/2022	Morgan Stanley and Co. International PLC	USD	10,236,468	MXN	218,447,250	380,494

07/13/2022	Morgan Stanley and Co. International PLC	CLP	3,334,800,000	USD	4,000,000	143,261

06/15/2022	Royal Bank of Canada	CAD	164,477,500	USD	128,851,886	831,428

06/15/2022	Royal Bank of Canada	EUR	52,858,540	USD	58,338,385	2,465,482

06/15/2022	Royal Bank of Canada	GBP	1,695,000	USD	2,224,620	93,168

06/15/2022	Standard Chartered Bank PLC	CNY	26,976,071	USD	4,229,086	169,543

06/27/2022	Standard Chartered Bank PLC	IDR	1,127,600,000,000	USD	77,829,928	678,720

Subtotal–Appreciation						115,653,986

Currency Risk

06/10/2022	Bank of America, N.A.	USD	27,500,000	PLN	117,874,900	(1,028,899)

06/15/2022	Bank of America, N.A.	EUR	20,000,000	USD	21,038,600	(101,939)

06/15/2022	Bank of America, N.A.	USD	73,130,675	AUD	102,500,000	(653,379)

06/15/2022	Bank of America, N.A.	USD	5,808,751	CAD	7,415,916	(36,600)

06/15/2022	Bank of America, N.A.	USD	70,278,990	EUR	63,596,386	(3,055,894)

06/15/2022	Bank of America, N.A.	USD	4,313,352	JPY	499,706,136	(457,415)

06/15/2022	Bank of America, N.A.	USD	22,409,491	NOK	199,657,361	(1,120,122)

06/15/2022	Bank of America, N.A.	USD	17,133,750	NZD	25,000,000	(995,132)

06/15/2022	Bank of America, N.A.	USD	19,027,081	PLN	83,468,000	(295,367)

06/15/2022	Bank of America, N.A.	USD	65,118,850	SEK	621,685,216	(1,732,914)

06/15/2022	Bank of America, N.A.	USD	9,526,812	ZAR	144,526,500	(416,718)

09/21/2022	Bank of America, N.A.	CAD	108,910,200	USD	84,000,000	(733,665)

02/27/2023	Bank of America, N.A.	RUB	534,960,000	USD	6,000,000	(114,779)

06/15/2022	Citibank, N.A.	MXN	721,400,000	USD	33,788,594	(1,272,852)

06/15/2022	Citibank, N.A.	USD	149,673,839	EUR	135,415,000	(6,536,533)

06/15/2022	Citibank, N.A.	USD	51,320,092	GBP	39,148,746	(2,090,794)

06/15/2022	Goldman Sachs International	MXN	237,197,000	USD	11,148,487	(379,751)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16	Invesco International Bond Fund

	Open Forward Foreign Currency Contracts–(continued)

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

06/15/2022	Goldman Sachs International	USD	96,769,037	CAD	123,449,777	$(682,355)

06/15/2022	Goldman Sachs International	USD	65,393,384	CNY	417,079,000	(2,628,489)

06/15/2022	Goldman Sachs International	USD	116,602,477	EUR	105,073,000	(5,537,482)

06/15/2022	Goldman Sachs International	USD	40,803,748	ZAR	618,340,000	(1,827,260)

06/10/2022	J.P. Morgan Chase Bank, N.A.	RUB	993,662,890	USD	11,304,470	(1,940,001)

06/15/2022	J.P. Morgan Chase Bank, N.A.	INR	4,634,235,000	USD	59,493,356	(759,619)

06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	371,834,500	USD	17,417,360	(654,522)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	73,698,052	AUD	99,994,643	(2,992,283)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	47,310,145	CAD	60,434,717	(271,005)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	83,701,976	CNY	533,589,195	(3,403,833)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	6,341,755	COP	24,398,000,000	(221,647)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	414,932,586	EUR	375,886,233	(17,610,698)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	20,430,132	GBP	15,589,332	(826,646)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	8,287,757	IDR	119,136,500,000	(126,278)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	65,362,166	JPY	7,572,010,854	(6,933,429)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	28,458,752	KRW	35,190,384,742	(600,763)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	50,207,377	NOK	442,583,400	(3,014,920)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	17,500,000	NZD	25,849,521	(812,978)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	38,600,000	SEK	363,517,504	(1,536,392)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	57,993,030	SGD	78,794,550	(1,020,889)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	ZAR	284,162,400	(88,087)

07/29/2022	J.P. Morgan Chase Bank, N.A.	USD	13,061,412	EUR	11,700,000	(662,368)

05/03/2022	Morgan Stanley and Co. International PLC	BRL	142,845,866	USD	28,701,199	(191,866)

05/03/2022	Morgan Stanley and Co. International PLC	USD	29,419,394	BRL	142,845,866	(526,329)

05/09/2022	Morgan Stanley and Co. International PLC	USD	22,083,000	CLP	17,853,001,350	(1,165,424)

06/02/2022	Morgan Stanley and Co. International PLC	BRL	671,436,244	USD	133,633,780	(861,320)

06/15/2022	Morgan Stanley and Co. International PLC	PLN	16,970,000	USD	3,786,172	(22,200)

06/15/2022	Morgan Stanley and Co. International PLC	USD	40,964,444	AUD	55,575,151	(1,667,501)

06/15/2022	Morgan Stanley and Co. International PLC	USD	15,883,794	CAD	20,274,551	(103,171)

06/15/2022	Morgan Stanley and Co. International PLC	USD	56,449,550	CLP	46,652,947,818	(2,212,578)

06/15/2022	Morgan Stanley and Co. International PLC	USD	20,673,153	COP	80,524,000,000	(474,140)

06/15/2022	Morgan Stanley and Co. International PLC	USD	36,517,162	CZK	839,420,000	(708,788)

06/15/2022	Morgan Stanley and Co. International PLC	USD	53,084,919	EUR	47,882,000	(2,472,354)

06/15/2022	Morgan Stanley and Co. International PLC	USD	41,947,792	GBP	32,000,000	(1,707,997)

06/15/2022	Morgan Stanley and Co. International PLC	USD	124,737,329	JPY	14,450,040,000	(13,234,902)

06/15/2022	Morgan Stanley and Co. International PLC	USD	22,500,000	MXN	461,463,750	(71,962)

06/15/2022	Morgan Stanley and Co. International PLC	USD	18,526,423	NOK	165,092,664	(922,671)

06/15/2022	Morgan Stanley and Co. International PLC	USD	426,261	SEK	4,096,756	(8,563)

06/15/2022	Morgan Stanley and Co. International PLC	USD	21,739,680	ZAR	326,634,000	(1,150,609)

06/16/2022	Morgan Stanley and Co. International PLC	USD	8,000,000	MXN	161,976,000	(129,149)

06/15/2022	Royal Bank of Canada	USD	75,863,198	CAD	96,874,500	(461,286)

06/15/2022	Royal Bank of Canada	USD	12,007,433	EUR	10,865,721	(522,073)

06/15/2022	Royal Bank of Canada	USD	36,794,482	GBP	28,068,000	(1,499,151)

06/15/2022	Standard Chartered Bank PLC	USD	93,430	CNY	595,961	(3,746)

06/15/2022	Standard Chartered Bank PLC	USD	54,442,539	THB	1,813,339,000	(1,467,000)

08/22/2022	UBS AG	RUB	242,850,000	USD	3,000,000	(26,961)

Subtotal–Depreciation						(106,786,438)

Total Forward Foreign Currency Contracts						$8,867,548

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17	Invesco International Bond Fund

	Open Centrally Cleared Credit Default Swap Agreements(a)

		(Pay)/
		Receive			Implied		Upfront		Unrealized
	Buy/Sell	Fixed	Payment	Maturity	Credit		Payments Paid		Appreciation
Reference Entity	Protection	Rate	Frequency	Date	Spread(b)	Notional Value	(Received)	Value	(Depreciation)

Credit Risk

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)%	Quarterly	06/20/2027	0.902%	EUR 21,500,000	$(244,769)	$(108,569)	$136,200

Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.969	EUR 21,250,000	746,066	1,038,228	292,162

Markit CDX North America High Yield Index, Series 38, Version 1	Buy	(5.00)	Quarterly	06/20/2027	4.614	USD 50,000,000	(2,311,659)	(729,649)	1,582,010

Markit iTraxx Europe Index, Series 37, Version 1	Buy	(5.00)	Quarterly	06/20/2027	4.275	EUR 58,295,000	(3,923,000)	(1,899,200)	2,023,800

Credit Suisse Group AG	Buy	(1.00)	Quarterly	06/20/2027	1.354	EUR 5,000,000	60,149	90,786	30,637

Subtotal – Appreciation							(5,673,213)	(1,608,404)	4,064,809

Credit Risk

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.235	USD 12,500,000	717,228	709,656	(7,572)

Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2025	1.488	USD 9,000,000	146,470	130,874	(15,596)

Societe Generale	Sell	1.00	Quarterly	06/20/2027	1.124	EUR 15,000,000	16,402	(96,364)	(112,766)

Subtotal – Depreciation							880,100	744,166	(135,934)

Total Centrally Cleared Credit Default Swap Agreements							$(4,793,113)	$(864,238)	$3,928,875

(a)	Centrally cleared swap agreements collateralized by $45,953,306 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	3 Month JIBAR	Quarterly	(7.45)%	Quarterly	04/29/2027	ZAR	385,000,000	$–	$ –	$ –

Receive	FBIL Overnight MIBOR	Semi-Annually	(6.62)	Semi-Annually	05/02/2027	INR	1,800,000,000	–	–	–

Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	16,000,000	–	33,187	33,187

Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	16,500,000	–	36,377	36,377

Pay	SONIA	Annually	2.03	Annually	06/09/2032	GBP	10,000,000	–	93,065	93,065

Receive	SOFR	Annually	(2.66)	Annually	04/24/2034	USD	48,750,000	–	164,623	164,623

Receive	3 Month COOVIBR	Quarterly	(8.29)	Quarterly	03/10/2025	COP	70,250,000,000	–	196,924	196,924

Pay	BZDIOVRA	At Maturity	12.11	At Maturity	01/02/2029	BRL	78,778,454	–	288,794	288,794

Receive	6 Month CZK PRIBOR	Semi-Annually	(3.95)	Annually	01/17/2027	CZK	235,000,000	–	423,655	423,655

Pay	SONIA	Annually	1.80	Annually	07/20/2052	GBP	15,500,000	–	458,135	458,135

Pay	BZDIOVRA	At Maturity	12.24	At Maturity	01/02/2029	BRL	84,389,236	–	466,174	466,174

Pay	BZDIOVRA	At Maturity	12.27	At Maturity	01/02/2029	BRL	83,122,904	–	486,645	486,645

Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	336,700,000	1,669	555,078	553,409

Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	–	583,476	583,476

Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	147,600,000	865	701,565	700,700

Receive	28 Day MXN TIIE	28 Day	(8.35)	28 Day	03/06/2025	MXN	787,500,000	–	866,284	866,284

Receive	3 Month JIBAR	Quarterly	(7.50)	Quarterly	03/01/2031	ZAR	310,000,000	1,928	1,031,406	1,029,478

Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	2,625,000,000	–	1,382,455	1,382,455

Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	251,250,000	–	2,569,057	2,569,057

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

18	Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Receive	6 Month EURIBOR	Semi-Annually	(0.86)%	Annually	03/24/2027	EUR	94,375,000	$–	$2,612,504	$ 2,612,504

Receive	3 Month COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	–	3,535,597	3,535,597

Receive	6 Month CLICP	Semi-Annually	(2.34)	Semi-Annually	03/10/2026	CLP	30,000,000,000	–	5,521,900	5,521,900

Subtotal – Appreciation								4,462	22,006,901	22,002,439

Interest Rate Risk

Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	130,274,000	(17,798)	(13,432,553)	(13,414,755)

Pay	28 Day MXN TIIE	28 Day	6.12	28 Day	02/11/2031	MXN	660,000,000	–	(5,625,263)	(5,625,263)

Pay	SOFR	Annually	2.12	Annually	04/21/2052	USD	50,000,000	–	(3,503,813)	(3,503,813)

Pay	SONIA	Annually	1.03	Annually	09/02/2052	GBP	12,250,000	–	(2,365,935)	(2,365,935)

Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	118,159,490	–	(677,750)	(677,750)

Pay	BZDIOVRA	At Maturity	11.21	At Maturity	01/02/2031	BRL	56,336,349	–	(663,244)	(663,244)

Pay	3 Month CZK PRIBOR	Quarterly	4.75	Annually	01/17/2023	CZK	1,096,650,000	–	(376,777)	(376,777)

Receive	BZDIOVRA	At Maturity	(12.25)	At Maturity	01/02/2025	BRL	198,699,430	–	(288,454)	(288,454)

Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	573,000,000	–	(29,108)	(29,108)

Subtotal - Depreciation								(17,798)	(26,962,897)	(26,945,099)

Total Centrally Cleared Interest Rate Swap Agreements								$(13,336)	$(4,955,996)	$(4,942,660)

(a)	Centrally cleared swap agreements collateralized by $45,953,306 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)

			(Pay)/			Implied			Upfront		Unrealized
		Buy/Sell	Receive	Payment	Maturity	Credit	Notional		Payments Paid		Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Frequency	Date	Spread(b)	Value		(Received)	Value	(Depreciation)

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	1.270%	EUR	5,000,000	$33,302	$37,329	$4,027

J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	2.008	EUR	7,500,000	266,085	386,192	120,107

Subtotal-Appreciation									299,387	423,521	124,134

Credit Risk

Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.728	EUR	10,000,000	51,265	37,697	(13,568)

Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	6.395	EUR	10,000,000	656,701	(371,543)	(1,028,244)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	11.059	EUR	5,000,000	29,208	(498,769)	(527,977)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	11.059	EUR	10,000,000	187,715	(997,538)	(1,185,253)

J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	11.059	EUR	5,000,000	70,886	(498,769)	(569,655)

Subtotal–Depreciation									995,775	(2,328,922)	(3,324,697)

Total Open Over-The-Counter Credit Default Swap Agreements									$1,295,162	$(1,905,401)	$(3,200,563)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.
(b)

Implied credit spreads represent the current level, as of April 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

19	Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Interest Rate Risk

Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR 198,000,000	$–	$335,790	$335,790

Standard Chartered Bank PLC	Receive	3 Month MYR KLIBOR	Quarterly	(2.97)	Quarterly	04/11/2024	MYR 216,700,000	–	156,875	156,875

J.P. Morgan Chase Bank, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(3.48)	Quarterly	04/29/2025	MYR 150,000,000	–	–	–

Total Over-The-Counter Interest Rate Swap Agreements								$–	$492,665	$492,665

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $73,210,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)

								Upfront
								Payments		Unrealized
	Floating Rate	Payment	Fixed	Payment	Maturity			Paid		Appreciation
Pay/Receive	Index	Frequency	Rate	Frequency	Date	Notional Value		(Received)	Value	(Depreciation)

Interest Rate Risk

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.28)%	At Maturity	03/09/2024	USD	230,000,000	$–	$2,828,706	$2,828,706

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.24)	At Maturity	03/11/2024	USD	61,942,000	–	779,530	779,530

Subtotal – Appreciation								–	3,608,236	3,608,236

Interest Rate Risk

Pay	United States CPI Urban Consumers NSA	At Maturity	3.67	At Maturity	03/29/2027	USD	97,500,000	–	(96,970)	(96,970)

Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/11/2027	USD	61,942,000	–	(1,030,571)	(1,030,571)

Pay	United States CPI Urban Consumers NSA	At Maturity	2.74	At Maturity	02/25/2032	USD	23,250,000	–	(1,192,599)	(1,192,599)

Pay	United States CPI Urban Consumers NSA	At Maturity	3.41	At Maturity	03/09/2027	USD	230,000,000	–	(3,938,016)	(3,938,016)

Receive	United States CPI Urban Consumers NSA	At Maturity	(4.93)	At Maturity	03/29/2024	USD	97,500,000	–	(343,234)	(343,234)

Subtotal – Depreciation								–	(6,601,390)	(6,601,390)

Total – Centrally Cleared Inflation Swap Agreements								$-	$(2,993,154)	$(2,993,154)

(a)	Centrally cleared swap agreements collateralized by $45,953,306 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

20	Invesco International Bond Fund

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CPI	–Consumer Price Index
CZK	–Czech Koruna
EUR	–Euro
EURIBOR	–Euro Interbank Offered Rate
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KLIBOR	–Kuala Lumpur Interbank Offered Rate
KRW	–South Korean Won
MIBOR	–Mumbai Interbank Offered Rate
MXN	–Mexican Peso
MYR	–Malaysian Ringgit
NOK	–Norwegian Krone
NSA	–Non-Seasonally Adjusted
NZD	–New Zealand Dollar
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
SOFR	–Secured Overnight Financing Rate
SONIA	–Sterling Overnight Index Average
THB	–Thai Baht
THBFIX	–Thai Baht Interest Rate Fixing
TIIE	–Interbank Equilibrium Interest Rate
TONAR	–Tokyo Overnight Average Rate
USD	–U.S. Dollar
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2022

Non-U.S. Dollar Denominated Bonds & Notes	53.01%
U.S. Dollar Denominated Bonds & Notes	17.35
Asset-Backed Securities	8.57
Security Types Each Less Than 1% of Portfolio	0.32
Money Market Funds Plus Other Assets Less Liabilities	20.75

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

21	Invesco International Bond Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,511,570,719)*	$1,324,932,522

Investments in affiliated money market funds, at value (Cost $176,062,562)	176,064,277

Other investments:
Variation margin receivable – futures contracts	4,922,702

Swaps receivable – OTC	335,044

Unrealized appreciation on swap agreements – OTC	616,799

Premiums paid on swap agreements – OTC	1,295,162

Unrealized appreciation on forward foreign currency contracts outstanding	115,653,986

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	5,295,177

Cash collateral – centrally cleared swap agreements	45,953,306

Cash collateral – OTC Derivatives	73,210,000

Cash	63,746,066

Foreign currencies, at value (Cost $44,562,430)	42,483,132

Receivable for:
Investments sold	25,315,794

Fund shares sold	456,751

Dividends	37,238

Interest	22,903,013

Principal paydowns	2,512

Investment for trustee deferred compensation and retirement plans	440,539

Other assets	69,761

Total assets	1,903,733,781

Liabilities:

Other investments:
Options written, at value (premiums received $45,646,459)	73,492,021

Variation margin payable – centrally cleared swap agreements	3,070,536

Unrealized depreciation on forward foreign currency contracts outstanding	106,786,438

Swaps payable – OTC	85,153

Unrealized depreciation on swap agreements–OTC	3,324,697

Payable for:
Investments purchased	44,880,539

Dividends	997,696

Fund shares reacquired	1,954,978

Accrued foreign taxes	135,364

Collateral upon return of securities loaned	14,472,375

Accrued fees to affiliates	900,494

Accrued other operating expenses	848,830

Trustee deferred compensation and retirement plans	440,539

Total liabilities	251,389,660

Net assets applicable to shares outstanding	$1,652,344,121

Net assets consist of:

Shares of beneficial interest	$2,208,088,184

Distributable earnings (loss)	(555,744,063)

$1,652,344,121

Net Assets:

Class A	$553,502,727

Class C	$22,054,669

Class R	$48,716,898

Class Y	$688,189,484

Class R5	$1,063,763

Class R6	$338,816,580

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	123,902,055

Class C	4,956,436

Class R	10,937,759

Class Y	154,127,310

Class R5	237,813

Class R6	75,948,682

Class A:

Net asset value per share	$4.47

Maximum offering price per share (Net asset value of $4.47 ÷ 95.75%)	$4.67

Class C:
Net asset value and offering price per share	$4.45

Class R:
Net asset value and offering price per share	$4.45

Class Y:
Net asset value and offering price per share	$4.47

Class R5:
Net asset value and offering price per share	$4.47

Class R6:
Net asset value and offering price per share	$4.46

*	At April 30, 2022, securities with an aggregate value of $13,987,454 were on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

22	Invesco International Bond Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $534,516)	$38,256,288

Dividends from affiliated money market funds (includes securities lending income of $9,060)	63,631

Total investment income	38,319,919

Expenses:

Advisory fees	5,768,353

Administrative services fees	141,592

Custodian fees	296,353

Distribution fees:

Class A	780,293

Class C	133,052

Class R	139,906

Transfer agent fees – A, C, R and Y	1,274,265

Transfer agent fees – R5	76

Transfer agent fees – R6	72,387

Trustees’ and officers’ fees and benefits	15,948

Registration and filing fees	52,490

Professional services fees	60,387

Other	(341,924)

Total expenses	8,393,178

Less: Fees waived and/or expense offset arrangement(s)	(23,069)

Net expenses	8,370,109

Net investment income	29,949,810

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $19,882)	(120,194,252)

Affiliated investment securities	(5,793)

Foreign currencies	(2,450,153)

Forward foreign currency contracts	1,489,960

Futures contracts	30,735,319

Option contracts written	(3,249,110)

Swap agreements	(77,540,973)

(171,215,002)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $206,462)	(94,583,611)

Affiliated investment securities	1,996

Foreign currencies	(1,269,111)

Forward foreign currency contracts	(2,092,536)

Futures contracts	4,899,025

Option contracts written	(17,884,819)

Swap agreements	40,141,106

(70,787,950)

Net realized and unrealized gain (loss)	(242,002,952)

Net increase (decrease) in net assets resulting from operations	$(212,053,142)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

23	Invesco International Bond Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021

Operations:

Net investment income	$29,949,810	$74,439,003

Net realized gain (loss)	(171,215,002)	(79,750,107)

Change in net unrealized appreciation (depreciation)	(70,787,950)	(56,669,898)

Net increase (decrease) in net assets resulting from operations	(212,053,142)	(61,981,002)

Distributions to shareholders from distributable earnings:

Class A	(8,808,381)	–

Class C	(266,174)	–

Class R	(703,791)	–

Class Y	(12,814,520)	–

Class R5	(3,132)	–

Class R6	(6,818,125)	–

Total distributions from distributable earnings	(29,414,123)	–

Return of capital:

Class A	–	(21,704,815)

Class C	–	(810,790)

Class R	–	(1,769,009)

Class Y	–	(31,503,592)

Class R5	–	(907)

Class R6	–	(17,034,255)

Total return of capital	–	(72,823,368)

Share transactions–net:

Class A	(59,543,924)	(163,005,229)

Class C	(5,175,401)	(33,693,204)

Class R	(5,350,336)	(15,250,325)

Class Y	(146,568,917)	(109,968,834)

Class R5	1,053,625	62,702

Class R6	(79,172,740)	(73,986,017)

Net increase (decrease) in net assets resulting from share transactions	(294,757,693)	(395,840,907)

Net increase (decrease) in net assets	(536,224,958)	(530,645,277)

Net assets:

Beginning of period	2,188,569,079	2,719,214,356

End of period	$1,652,344,121	$2,188,569,079

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

24	Invesco International Bond Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/22	$5.08	$0.07	$(0.61)	$(0.54)	$(0.07)	$–	$(0.07)	$4.47	(10.77)%	$553,503	1.01	%(e)	1.01	%(e)	2.82	%(e)	47%
Year ended 10/31/21	5.41	0.15	(0.33)	(0.18)	–	(0.15)	(0.15)	5.08	(3.54)	690,866	1.01		1.07		2.73		197
Year ended 10/31/20	5.53	0.17	(0.10)	0.07	(0.12)	(0.07)	(0.19)	5.41	1.35	894,798	1.00		1.04		3.17		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.60	1,043,265	1.01	(e)	1.03	(e)	4.60	(e)	7
Year ended 09/30/19	5.47	0.28	(0.06)	0.22	–	(0.28)	(0.28)	5.41	4.15	1,039,683	0.99		1.02		5.15		105
Year ended 09/30/18	5.95	0.25	(0.48)	(0.23)	(0.13)	(0.12)	(0.25)	5.47	(4.20)	1,082,539	0.99		1.01		4.31		115
Year ended 09/30/17	5.95	0.23	0.03	0.26	(0.10)	(0.16)	(0.26)	5.95	4.67	1,280,770	1.02		1.05		3.94		96
Class C
Six months ended 04/30/22	5.06	0.05	(0.61)	(0.56)	(0.05)	–	(0.05)	4.45	(11.16)	22,055	1.76	(e)	1.76	(e)	2.07	(e)	47
Year ended 10/31/21	5.39	0.11	(0.33)	(0.22)	–	(0.11)	(0.11)	5.06	(4.29)	30,414	1.76		1.82		1.98		197
Year ended 10/31/20	5.51	0.13	(0.10)	0.03	(0.09)	(0.06)	(0.15)	5.39	0.58	64,440	1.75		1.79		2.42		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.55	113,329	1.77	(e)	1.79	(e)	3.84	(e)	7
Year ended 09/30/19	5.45	0.24	(0.06)	0.18	–	(0.24)	(0.24)	5.39	3.36	116,134	1.74		1.77		4.39		105
Year ended 09/30/18	5.93	0.21	(0.48)	(0.27)	(0.11)	(0.10)	(0.21)	5.45	(4.79)	291,793	1.74		1.76		3.56		115
Year ended 09/30/17	5.92	0.18	0.05	0.23	(0.08)	(0.14)	(0.22)	5.93	3.89	369,679	1.77		1.80		3.20		96
Class R
Six months ended 04/30/22	5.06	0.06	(0.61)	(0.55)	(0.06)	–	(0.06)	4.45	(10.94)	48,717	1.26	(e)	1.26	(e)	2.57	(e)	47
Year ended 10/31/21	5.39	0.14	(0.34)	(0.20)	–	(0.13)	(0.13)	5.06	(3.80)	60,913	1.26		1.32		2.48		197
Year ended 10/31/20	5.51	0.15	(0.10)	0.05	(0.10)	(0.07)	(0.17)	5.39	1.09	79,763	1.25		1.29		2.92		162
One month ended 10/31/19	5.39	0.02	0.12	0.14	–	(0.02)	(0.02)	5.51	2.59	99,080	1.27	(e)	1.29	(e)	4.34	(e)	7
Year ended 09/30/19	5.45	0.27	(0.06)	0.21	–	(0.27)	(0.27)	5.39	3.88	98,380	1.24		1.27		4.90		105
Year ended 09/30/18	5.93	0.24	(0.49)	(0.25)	(0.12)	(0.11)	(0.23)	5.45	(4.47)	117,668	1.23		1.25		4.06		115
Year ended 09/30/17	5.93	0.21	0.04	0.25	(0.09)	(0.16)	(0.25)	5.93	4.41	131,112	1.27		1.30		3.67		96
Class Y
Six months ended 04/30/22	5.08	0.08	(0.62)	(0.54)	(0.07)	–	(0.07)	4.47	(10.65)	688,189	0.76	(e)	0.76	(e)	3.07	(e)	47
Year ended 10/31/21	5.40	0.16	(0.32)	(0.16)	–	(0.16)	(0.16)	5.08	(3.11)	936,624	0.76		0.82		2.98		197
Year ended 10/31/20	5.53	0.18	(0.11)	0.07	(0.12)	(0.08)	(0.20)	5.40	1.41	1,105,508	0.75		0.79		3.42		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	1,623,640	0.77	(e)	0.79	(e)	4.84	(e)	7
Year ended 09/30/19	5.47	0.29	(0.05)	0.24	–	(0.30)	(0.30)	5.41	4.40	1,611,797	0.74		0.77		5.39		105
Year ended 09/30/18	5.95	0.26	(0.48)	(0.22)	(0.14)	(0.12)	(0.26)	5.47	(3.80)	2,597,821	0.74		0.76		4.56		115
Year ended 09/30/17	5.95	0.24	0.04	0.28	(0.11)	(0.17)	(0.28)	5.95	4.75	2,345,993	0.77		0.80		4.13		96
Class R5
Six months ended 04/30/22	5.08	0.07	(0.60)	(0.53)	(0.08)	–	(0.08)	4.47	(10.62)	1,064	0.69	(e)	0.69	(e)	3.14	(e)	47
Year ended 10/31/21	5.41	0.16	(0.32)	(0.16)	–	(0.17)	(0.17)	5.08	(3.16)	70	0.64		0.64		3.10		197
Year ended 10/31/20	5.53	0.19	(0.11)	0.08	(0.12)	(0.08)	(0.20)	5.41	1.71	10	0.61		0.62		3.56		162
One month ended 10/31/19	5.41	0.02	0.12	0.14	–	(0.02)	(0.02)	5.53	2.62	10	0.68	(e)	0.68	(e)	4.93	(e)	7
Period ended 09/30/19(f)	5.41	0.11	(0.01)	0.10	–	(0.10)	(0.10)	5.41	1.74	10	0.65	(e)	0.67	(e)	5.48	(e)	105
Class R6
Six months ended 04/30/22	5.07	0.08	(0.61)	(0.53)	(0.08)	–	(0.08)	4.46	(10.63)	338,817	0.63	(e)	0.63	(e)	3.20	(e)	47
Year ended 10/31/21	5.40	0.17	(0.33)	(0.16)	–	(0.17)	(0.17)	5.07	(3.17)	469,683	0.64		0.65		3.10		197
Year ended 10/31/20	5.52	0.19	(0.10)	0.09	(0.13)	(0.08)	(0.21)	5.40	1.75	574,695	0.61		0.62		3.56		162
One month ended 10/31/19	5.40	0.02	0.12	0.14	–	(0.02)	(0.02)	5.52	2.64	878,616	0.60	(e)	0.62	(e)	5.01	(e)	7
Year ended 09/30/19	5.46	0.30	(0.06)	0.24	–	(0.30)	(0.30)	5.40	4.55	857,498	0.60		0.62		5.53		105
Year ended 09/30/18	5.94	0.27	(0.48)	(0.21)	(0.14)	(0.13)	(0.27)	5.46	(3.83)	1,404,290	0.58		0.60		4.71		115
Year ended 09/30/17	5.94	0.25	0.04	0.29	(0.11)	(0.18)	(0.29)	5.94	5.12	1,194,372	0.59		0.61		4.37		96

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include estimated acquired fund fees from underlying funds of 0.01%, 0.01%, 0.01% and 0.01% for the one month ended October 31, 2019 and the years ended September 30, 2019, 2018 and 2017 respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

25	Invesco International Bond Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco International Bond Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Susbsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

26	Invesco International Bond Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at

27	Invesco International Bond Fund

the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

N.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

28	Invesco International Bond Fund

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

P.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

29	Invesco International Bond Fund

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Q.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

T.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

U.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Next $10 billion	0.480%

Over $15 billion	0.450%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.58%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate

30	Invesco International Bond Fund

sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.01%, 1.76%, 1.26%, 0.76%, 0.76%, and 0.76%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended April 30, 2022, the Adviser waived advisory fees of $22,745.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as

Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $10,631 in front-end sales commissions from the sale of Class A shares and $183 and $940 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

31	Invesco International Bond Fund

    The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$–	$875,976,259	$0	$875,976,259

U.S. Dollar Denominated Bonds & Notes	–	286,699,925	–	286,699,925

Asset-Backed Securities	–	141,656,362	–	141,656,362

Preferred Stocks	–	2,692,916	–	2,692,916

Common Stocks & Other Equity Interests	–	–	2,599,399	2,599,399

Money Market Funds	161,591,571	14,472,706	–	176,064,277

Options Purchased	–	15,307,661	–	15,307,661

Total Investments in Securities	161,591,571	1,336,805,829	2,599,399	1,500,996,799

Other Investments - Assets*

Futures Contracts	4,742,640	–	–	4,742,640

Forward Foreign Currency Contracts	–	115,653,986	–	115,653,986

Swap Agreements	–	30,292,283	–	30,292,283

	4,742,640	145,946,269	–	150,688,909

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(106,786,438)	–	(106,786,438)

Options Written	–	(73,492,021)	–	(73,492,021)

Swap Agreements	–	(37,007,120)	–	(37,007,120)

	–	(217,285,579)	–	(217,285,579)

Total Other Investments	4,742,640	(71,339,310)	–	(66,596,670)

Total Investments	$166,334,211	$1,265,466,519	$2,599,399	$1,434,400,129

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
	Credit	Currency	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$–	$–	$4,742,640	$4,742,640

Unrealized appreciation on swap agreements – Centrally Cleared(a)	4,064,809	–	25,610,675	29,675,484

Unrealized appreciation on forward foreign currency contracts outstanding	–	115,653,986	–	115,653,986

Unrealized appreciation on swap agreements – OTC	124,134	–	492,665	616,799

Options purchased, at value – OTC(b)	–	15,307,661	–	15,307,661

Total Derivative Assets	4,188,943	130,961,647	30,845,980	165,996,570

Derivatives not subject to master netting agreements	(4,064,809)	–	(30,353,315)	(34,418,124)

Total Derivative Assets subject to master netting agreements	$124,134	$130,961,647	$492,665	$131,578,446

32	Invesco International Bond Fund

	Value
	Credit	Currency	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total

Unrealized depreciation on swap agreements – Centrally Cleared(a)	$(135,934)	$–	$(33,546,489)	$(33,682,423)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(106,786,438)	–	(106,786,438)

Unrealized depreciation on swap agreements – OTC	(3,324,697)	–	–	(3,324,697)

Options written, at value – OTC	(4,974,722)	(7,311,785)	(61,205,514)	(73,492,021)

Total Derivative Liabilities	(8,435,353)	(114,098,223)	(94,752,003)	(217,285,579)

Derivatives not subject to master netting agreements	135,934	–	33,546,489	33,682,423

Total Derivative Liabilities subject to master netting agreements	$(8,299,419)	$(114,098,223)	$(61,205,514)	$(183,603,156)

(a)	The daily variation margin receivable (payable) at period–end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$23,190,389	$4,350,296	$335,790	$27,876,475	$(10,742,823)	$(10,074,297)	$(41,604)	$(20,858,724)	$7,017,751	$–	$–	$7,017,751

Citibank, N.A.	3,491,108	–	10,383	3,501,491	(9,900,179)	–	(19,924)	(9,920,103)	(6,418,612)	–	6,418,612	–

Goldman Sachs International	23,416,868	4,202,635	63,563	27,683,066	(11,055,337)	(14,221,038)	(1,028,243)	(26,304,618)	1,378,448	–	–	1,378,448

J.P. Morgan Chase Bank, N.A.	45,522,794	4,782,056	385,232	50,690,082	(43,476,358)	(14,932,357)	(2,292,214)	(60,700,929)	(10,010,847)	–	–	(10,010,847)

Morgan Stanley and Co. International PLC	15,794,486	1,332,429	–	17,126,915	(27,631,524)	(34,264,329)	–	(61,895,853)	(44,768,938)	–	11,100,000	(33,668,938)

Royal Bank of Canada	3,390,078	–	–	3,390,078	(2,482,510)	–	–	(2,482,510)	907,568	–	(410,000)	497,568

Standard Chartered Bank PLC	848,263	11,140	156,875	1,016,278	(1,470,746)	–	(27,864)	(1,498,610)	(482,332)	–	482,332	–

UBS AG	–	629,105	–	629,105	(26,961)	–	–	(26,961)	602,144	–	(602,144)	–

Total	$115,653,986	$15,307,661	$951,843	$131,913,490	$(106,786,438)	$(73,492,021)	$(3,409,849)	$(183,688,308)	$(51,774,818)	$–	$16,988,800	$(34,786,018)

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):

Forward foreign currency contracts	$–	$1,489,960	$–	$–	$1,489,960

Futures contracts	–	–	–	30,735,319	30,735,319

Options purchased(a)	–	(11,434,668)	508,472	(886,436)	(11,812,632)

Options written	–	(20,777,088)	(949,038)	18,477,016	(3,249,110)

Swap agreements	3,773,886	–	59,143	(81,374,002)	(77,540,973)

33	Invesco International Bond Fund

	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Change in Net Unrealized Appreciation (Depreciation):

Forward foreign currency contracts	$–	$(2,092,536)	$–	$–	$(2,092,536)

Futures contracts	–	–	–	4,899,025	4,899,025

Options purchased(a)	–	7,465,282	–	(956,334)	6,508,948

Options written	(2,389,508)	1,572,064	–	(17,067,375)	(17,884,819)

Swap agreements	455,697	–	–	39,685,409	40,141,106

Total	$1,840,075	$(23,776,986)	$(381,423)	$(6,487,378)	$(28,805,712)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$6,006,383,241	$424,737,433	$301,496,682	$1,569,965,316	$2,584,844,871	$706,686,249	$5,750,087,386

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $324.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2021, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$104,357,905	$55,415,703	$159,773,608

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

34	Invesco International Bond Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $753,194,084 and $1,070,476,100, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$202,241,606

Aggregate unrealized (depreciation) of investments	(425,528,343)

Net unrealized appreciation (depreciation) of investments	$(223,286,737)

    Cost of investments for tax purposes is $1,654,175,579.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Class A	3,887,499	$19,231,008	10,679,165	$59,163,264

Class C	265,008	1,299,182	749,964	4,152,544

Class R	776,546	3,814,720	1,933,033	10,661,305

Class Y	28,724,651	144,146,824	52,906,667	292,887,665

Class R5	225,675	1,061,270	11,857	62,852

Class R6	6,575,280	32,704,183	25,033,048	138,232,595

Issued as reinvestment of dividends:

Class A	1,492,816	7,260,508	3,272,113	17,895,284

Class C	46,530	225,360	120,518	658,289

Class R	143,494	695,963	321,804	1,754,902

Class Y	1,893,498	9,223,510	4,262,472	23,303,587

Class R5	652	2,990	114	596

Class R6	1,242,201	6,033,886	2,726,524	14,911,604

Automatic conversion of Class C shares to Class A shares:

Class A	392,373	1,913,454	4,513,898	25,808,212

Class C	(393,850)	(1,913,454)	(4,530,213)	(25,808,212)

Reacquired:

Class A	(17,879,567)	(87,948,894)	(47,989,282)	(265,871,989)

Class C	(972,723)	(4,786,489)	(2,295,274)	(12,695,825)

Class R	(2,010,215)	(9,861,019)	(5,025,642)	(27,666,532)

Class Y	(60,954,402)	(299,939,251)	(77,271,663)	(426,160,086)

Class R5	(2,191)	(10,635)	(142)	(746)

Class R6	(24,475,190)	(117,910,809)	(41,611,072)	(227,130,216)

Net increase (decrease) in share activity	(61,021,915)	$(294,757,693)	(72,192,111)	$(395,840,907)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco International Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$892.30	$4.74	$1,019.79	$5.06	1.01%
Class C	1,000.00	888.40	8.24	1,016.07	8.80	1.76
Class R	1,000.00	890.60	5.91	1,018.55	6.31	1.26
Class Y	1,000.00	891.50	3.56	1,021.03	3.81	0.76
Class R5	1,000.00	893.80	3.24	1,021.37	3.46	0.69
Class R6	1,000.00	893.70	2.96	1,021.67	3.16	0.63

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco International Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	O-IBD-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Macro Allocation Strategy Fund

Nasdaq:

A: GMSDX ∎ C: GMSEX ∎ R: GMSJX ∎ Y: GMSHX ∎ R5: GMSKX ∎ R6: GMSLX

2	Fund Performance
4	Liquidity Risk Management Program
5	Consolidated Schedule of Investments
13	Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Notes to Consolidated Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-6.17%
Class C Shares	-6.57
Class R Shares	-6.29
Class Y Shares	-6.03
Class R5 Shares	-6.02
Class R6 Shares	-6.03
Bloomberg 3-Month Treasury Bellwether Index▼ (Broad Market/Style-Specific Index)	0.07
Lipper Absolute Return Funds Index∎ (Peer Group Index)	-2.89

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg 3-Month Treasury Bellwether Index measures the performance of treasury bills with maturities of less than three months.

  The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Macro Allocation Strategy Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class A Shares
Inception	1.72%
5 Years	-0.26
1 Year	-10.84

Class C Shares
Inception	1.62%
5 Years	0.12
1 Year	-7.23

Class R Shares
Inception	2.09%
5 Years	0.62
1 Year	-5.87

Class Y Shares
Inception (9/26/12)	2.59%
5 Years	1.14
1 Year	-5.41

Class R5 Shares
Inception	2.60%
5 Years	1.14
1 Year	-5.41

Class R6 Shares
Inception	2.58%
5 Years	1.12
1 Year	-5.42

On August 28, 2013, Class H1 shares converted to Class Y shares.

    Class A, Class C and Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class A, Class C and Class R shares.

    Class R5 shares and Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class Y shares at net asset value.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Macro Allocation Strategy Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                         Invesco Macro Allocation Strategy Fund

Consolidated Schedule of Investments

April 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–37.89%(a)
U.S. Treasury Bills–12.34%
U.S. Treasury Bills	0.10%	05/26/2022	$11,180	$ 11,179,247
U.S. Treasury Bills	0.13%	06/09/2022	1,780	1,779,747
U.S. Treasury Bills	0.73%	09/08/2022	9,400	9,364,422
				22,323,416

U.S. Treasury Floating Rate Notes–25.55%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.89%	01/31/2024	23,500	23,531,860
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	0.84%	04/30/2024	22,700	22,702,278
				46,234,138
Total U.S. Treasury Securities (Cost $68,534,425)				68,557,554

			Shares
Money Market Funds–47.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d)			39,159,843	39,159,843
Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(c)(d)			13,820,341	13,817,577
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.32%(c)(d)			11,072,012	11,072,012
Invesco Treasury Portfolio, Institutional Class, 0.23%(c)(d)			21,864,964	21,864,964
Total Money Market Funds (Cost $85,913,425)				85,914,396

Options Purchased–1.63%
(Cost $2,424,227)(e)				2,952,110
TOTAL INVESTMENTS IN SECURITIES–87.01% (Cost $156,872,077)				157,424,060
OTHER ASSETS LESS LIABILITIES–12.99%				23,507,235
NET ASSETS–100.00%				$180,931,295

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,989,266	$80,926,734	$(95,756,157)	$-	$-	$39,159,843	$12,065
Invesco Liquid Assets Portfolio, Institutional Class	18,897,176	57,804,810	(62,875,826)	1,665	(10,248)	13,817,577	6,115
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	20,435,916	45,305,564	(54,669,468)	-	-	11,072,012	5,823
Invesco Treasury Portfolio, Institutional Class	29,978,590	92,487,696	(100,601,322)	-	-	21,864,964	6,683
Total	$123,300,948	$276,524,804	$(313,902,773)	$1,665	$(10,248)	$85,914,396	$30,686

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(e)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Put	06/17/2022	7	USD 4,050.00	USD 2,835,000	$92,085
S&P 500 Index	Put	05/20/2022	7	USD 4,025.00	USD 2,817,500	53,025
S&P 500 Index	Put	07/15/2022	7	USD 4,150.00	USD 2,905,000	143,045
S&P 500 Index	Put	09/16/2022	7	USD 4,350.00	USD 3,045,000	249,585
S&P 500 Index	Put	10/21/2022	7	USD 4,250.00	USD 2,975,000	232,610
S&P 500 Index	Put	08/19/2022	7	USD 4,250.00	USD 2,975,000	199,115
S&P 500 Index	Put	11/18/2022	7	USD 4,450.00	USD 3,115,000	314,580
S&P 500 Index	Put	12/16/2022	7	USD 4,475.00	USD 3,132,500	332,500
S&P 500 Index	Put	01/20/2023	7	USD 4,650.00	USD 3,255,000	410,795
S&P 500 Index	Put	02/17/2023	7	USD 4,375.00	USD 3,062,500	312,305
S&P 500 Index	Put	03/17/2023	7	USD 4,175.00	USD 2,922,500	259,840
S&P 500 Index	Put	04/21/2023	7	USD 4,450.00	USD 3,115,000	352,625
Total Index Options Purchased						$2,952,110

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	25	June-2022	$2,636,250	$92,646	$92,646
Coffee ’C’	14	July-2022	1,166,025	(48,068)	(48,068)
Cotton No. 2	28	December-2022	1,708,980	146,131	146,131
Gasoline Reformulated Blendstock Oxygenate Blending	19	May-2022	2,747,035	133,182	133,182
Gold 100 oz.	29	June-2022	5,543,930	(141,625)	(141,625)
Kansas City Wheat	17	July-2022	939,888	33,943	33,943
LME Nickel	17	June-2022	3,238,500	(198,953)	(198,953)
Low Sulphur Gas Oil	17	June-2022	1,983,050	345,676	345,676
Natural Gas	64	November-2022	4,795,520	909,356	909,356
New York Harbor Ultra-Low Sulfur Diesel	11	May-2022	1,855,946	364,072	364,072
Silver	22	July-2022	2,539,350	(234,933)	(234,933)
Soybean Meal	42	July-2022	1,815,660	(92,960)	(92,960)
Soybeans	11	July-2022	926,613	99,395	99,395
Sugar No. 11	46	February-2023	1,004,640	(2,313)	(2,313)
WTI Crude	27	July-2022	2,723,760	135,242	135,242
Subtotal				1,540,791	1,540,791
Equity Risk
E-Mini Russell 2000 Index	83	June-2022	7,724,395	(809,165)	(809,165)
EURO STOXX 50 Index	118	June-2022	4,650,727	12,851	12,851
FTSE 100 Index	143	June-2022	13,509,531	612,578	612,578
S&P/TSX 60 Index	89	June-2022	17,347,604	(535,824)	(535,824)
Tokyo Stock Price Index	105	June-2022	15,397,033	261,816	261,816
Subtotal				(457,744)	(457,744)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)–(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	256	June-2022	$22,454,004	$(432,211)	$(432,211)
Canada 10 Year Bonds	88	June-2022	8,655,805	(377,778)	(377,778)
Euro-Bund	50	June-2022	8,101,490	(234,564)	(234,564)
Japan 10 Year Bonds	3	June-2022	3,458,756	(15,862)	(15,862)
U.S. Treasury Long Bonds	25	June-2022	3,517,188	(328,513)	(328,513)
Subtotal				(1,388,928)	(1,388,928)
Subtotal–Long Futures Contracts				(305,881)	(305,881)

Short Futures Contracts
Commodity Risk
Cocoa	78	July-2022	(2,002,260)	71,237	71,237
Corn	26	July-2022	(1,057,550)	(146,074)	(146,074)
Lean Hogs	121	December-2022	(4,127,310)	110,319	110,319
Live Cattle	40	December-2022	(2,375,200)	(4,494)	(4,494)
LME Nickel	4	June-2022	(762,000)	17,184	17,184
Soybean Oil	24	August-2022	(1,151,280)	(136,709)	(136,709)
Wheat	9	July-2022	(475,087)	(24,955)	(24,955)
Subtotal				(113,492)	(113,492)
Equity Risk
E-Mini S&P 500 Index	32	June-2022	(6,604,000)	221,783	221,783
MSCI EAFE Index	181	June-2022	(18,069,230)	212,218	212,218
MSCI Emerging Markets Index	269	June-2022	(14,222,030)	299,436	299,436
Subtotal				733,437	733,437
Interest Rate Risk
Long Gilt	20	June-2022	(2,978,648)	186,629	186,629
Subtotal–Short Futures Contracts				806,574	806,574
Total Futures Contracts				$500,693	$500,693
(a)	Futures contracts collateralized by $17,185,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	2,300	November–2022	USD	1,943,837	$–	$(101,610)	$(101,610)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1748 Excess Return Index	0.42	Monthly	89,220	April–2023	USD	27,487,112	–	(115,656)	(115,656)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	28,300	February–2023	USD	3,525,809	–	(149,503)	(149,503)
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	233,930	April–2023	USD	61,768,211	–	(445,192)	(445,192)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	24,850	July–2022	USD	3,617,916	–	(230,036)	(230,036)
Total – Total Return Swap Agreements									$–	$(1,041,997)	$(1,041,997)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro Allocation Strategy Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,330,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR	Monthly	2,717	June–2022	USD	5,687,089	$–	$(245,291)	$(245,291)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	SOFR - 0.150%	Monthly	40	September–2022	USD	212,165	–	(12,945)	(12,945)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	SOFR - 0.250%	Monthly	1,062	September–2022	USD	5,563,542	–	(274,251)	(274,251)
BNP Paribas S.A.	Receive	MSCI USA Momentum Net Total Return Index	SOFR - 0.240%	Monthly	124	May–2022	USD	467,127	–	(36,318)	(36,318)
BNP Paribas S.A.	Receive	MSCI USA Quality Index	SOFR - 0.160%	Monthly	47	May–2022	USD	199,704	–	(20,255)	(20,255)
BNP Paribas S.A.	Receive	MSCI USA Quality Index	SOFR - 0.260%	Monthly	1,382	May–2022	USD	5,537,798	–	(261,212)	(261,212)
Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR - 0.280%	Monthly	1,345	June–2022	USD	6,245,508	–	(275,045)	(275,045)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.580%	Monthly	260	May–2022	USD	527,498	–	(14,258)	(14,258)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.720%	Monthly	400	June–2022	USD	811,536	–	(21,936)	(21,936)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.220%	Monthly	333	June–2022	USD	685,700	–	(18,745)	(18,745)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR - 0.240%	Monthly	975	June–2022	USD	6,297,934	–	(257,441)	(257,441)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR + 0.790%	Monthly	170	May–2022	USD	344,903	–	(9,323)	(9,323)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	4,060	July–2022	USD	8,297,909	–	(283,469)	(283,469)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	602	June–2022	USD	7,038,157	–	(305,851)	(305,851)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.785%	Monthly	203	June–2022	USD	2,373,332	–	(103,136)	(103,136)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR	Monthly	11	May–2022	USD	57,626	–	(2,841)	(2,841)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Minimum Volatility Daily Net Total Return Index	1 Month USD LIBOR	Monthly	77	May–2022	USD	403,383	–	(19,884)	(19,884)\

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)–(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Net Total Return Index	1 Month USD LIBOR + 0.170%	Monthly	1,521	May–2022	USD	5,729,835	$–	$(445,476)	$(445,476)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.160%	Monthly	121	May–2022	USD	484,858	–	(22,870)	(22,870)
Total – Total Return Swap Agreements									$–	$(2,630,547)	$(2,630,547)
(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $3,330,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Barclays Commodity Strategy 1452 Excess Return Index

Long Futures Contracts
Copper	100%

Barclays Commodity Strategy 1748 Excess Return Index

Long Futures Contracts
Aluminum	3.65%
Brent Crude	7.14%
Cocoa	0.00%
Coffee	2.06%
Corn	5.61%
Cotton	1.44%
Gas Oil	2.94%
Gasoline	2.37%
Gold	12.94%
Heating Oil	2.26%
Kansas Wheat	1.98%
Lean Hogs	1.93%
Live Cattle	2.77%
Natural Gas	12.03%
Nickel	3.41%
Silver	4.34%
Soybean Meal	3.03%
Soybean Oil	3.20%
Soybeans	5.41%
Sugar	2.40%
US Copper	4.56%
Wheat	3.32%
WTI Crude	8.17%
Zinc	3.04%
Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro Allocation Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Short Futures Contracts
Aluminum	(3.65)%
Brent Crude	(7.14)%
Cocoa	(0.00)%
Coffee	(2.06)%
Corn	(5.61)%
Cotton	(1.44)%
Gas Oil	(2.94)%
Gasoline	(2.37)%
Gold	(12.94)%
Heating Oil	(2.26)%
Kansas Wheat	(1.98)%
Lean Hogs	(1.93)%
Live Cattle	(2.77)%
Natural Gas	(12.03)%
Nickel	(3.41)%
Silver	(4.34)%
Soybean Meal	(3.03)%
Soybean Oil	(3.20)%
Soybeans	(5.41)%
Sugar	(2.40)%
US Copper	(4.56)%
Wheat	(3.32)%
WTI Crude	(8.17)%
Zinc	(3.04)%
Total	(100.00)%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper

Excess Return Index 2

Long Futures Contracts
Copper	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro Allocation Strategy Fund

Reference Entity Components–(continued)

Reference Entity	Underlying Components	Percentage

Macquarie F6 Carry Alpha Index

S&P GSCI Aluminum Dynamic Roll Index Excess Return

Long Futures Contracts
Aluminum	4.79%
Coffee ’C’	2.83%
Copper	5.95%
Corn	7.56%
Cotton No. 2	1.72%
Heating Oil	2.88%
KC HRW Wheat	2.61%
Lean Hogs	1.96%
Live Cattle	4.20%
Low Sulphur Gasoil	3.76%
Natural Gas	17.73%
Nickel	4.59%
RBOB Gasoline	2.85%
Soybean Meal	3.74%
Soybean Oil	4.36%
Soybeans	6.87%
Sugar No. 11	3.25%
Wheat	4.39%
WTI Crude	10.16%
Zinc	3.80%
Total	100.00%

Short Futures Contracts
Aluminum	(4.58)%
Coffee ’C’	(2.71)%
Copper	(5.65)%
Corn	(7.79)%
Cotton No. 2	(1.97)%
Heating Oil	(3.20)%
KC HRW Wheat	(2.47)%
Lean Hogs	(2.34)%
Live Cattle	(3.59)%
Low Sulphur Gasoil	(4.28)%
Natural Gas	(16.23)%
Nickel	(4.36)%
RBOB Gasoline	(3.28)%
Soybean Meal	(3.83)%
Soybean Oil	(4.69)%
Soybeans	(7.27)%
Sugar No. 11	(3.04)%
Wheat	(4.16)%
WTI Crude	(10.84)%
Zinc	(3.72)%
Total	(100.00)%

Long Futures Contracts
Aluminum	100%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro Allocation Strategy Fund

Abbreviations:

LIBOR –London Interbank Offered Rate

SOFR –Secured Overnight Financing Rate

USD     –U.S. Dollar

Notional Asset Weights as of April 30, 2022

Asset Class	Notional Asset Weights*
Equities	43.72%
Fixed Income	24.31
Commodities	64.12
Options	18.59
Total	150.74

*	Total Notional Asset Weights greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $70,958,652)	$ 71,509,664
Investments in affiliated money market funds, at value (Cost $85,913,425)	85,914,396
Other investments:
Variation margin receivable – futures contracts	322,874
Unrealized appreciation on LME futures contracts	17,184
Swaps receivable – OTC	636,814
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	17,185,000
Cash collateral – exchange-traded options contracts	4,095,000
Cash collateral – OTC Derivatives	3,330,000
Cash	1,540,869
Foreign currencies, at value (Cost $31)	27
Receivable for:
Investments sold	23,406,550
Fund shares sold	960,304
Dividends	13,792
Interest	66,665
Investment for trustee deferred compensation and retirement plans	26,393
Other assets	42,585
Total assets	209,068,117

Liabilities:
Other investments:
Swaps payable – OTC	44,358
Unrealized depreciation on LME futures contracts	198,953
Unrealized depreciation on swap agreements–OTC	3,672,544
Payable for:
Investments purchased	23,661,027
Fund shares reacquired	399,455
Accrued fees to affiliates	28,729
Accrued other operating expenses	103,227
Trustee deferred compensation and retirement plans	28,529
Total liabilities	28,136,822
Net assets applicable to shares outstanding	$180,931,295

Net assets consist of:
Shares of beneficial interest	$199,913,813
Distributable earnings (loss)	(18,982,518)
$180,931,295

Net Assets:
Class A	$1,724,466
Class C	$235,375
Class R	$126,138
Class Y	$4,605,130
Class R5	$7,545
Class R6	$174,232,641

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	219,678
Class C	30,290
Class R	16,079
Class Y	581,419
Class R5	952
Class R6	22,031,320
Class A:
Net asset value per share	$7.85
Maximum offering price per share
(Net asset value of $7.85 ÷ 94.50%)	$8.31
Class C:
Net asset value and offering price per share	$7.77
Class R:
Net asset value and offering price per share	$7.84
Class Y:
Net asset value and offering price per share	$7.92
Class R5:
Net asset value and offering price per share	$7.93
Class R6:
Net asset value and offering price per share	$7.91

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Interest	$114,500
Dividends from affiliated money market funds	30,686
Total investment income	145,186

Expenses:
Advisory fees	1,308,906
Administrative services fees	17,314
Custodian fees	35,180
Distribution fees:
Class A	2,262
Class C	1,288
Class R	285
Transfer agent fees – A, C, R and Y	5,147
Transfer agent fees – R5	2
Transfer agent fees – R6	39,201
Trustees’ and officers’ fees and benefits	9,221
Registration and filing fees	39,626
Reports to shareholders	1,107
Professional services fees	37,544
Other	15,642
Total expenses	1,512,725
Less: Fees waived and/or expenses reimbursed	(114,937)
Net expenses	1,397,788
Net investment income (loss)	(1,252,602)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,825,972)
Affiliated investment securities	(10,248)
Foreign currencies	58,674
Futures contracts	(3,516,980)
Swap agreements	(4,288,841)
(9,583,367)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,109,519
Affiliated investment securities	1,665
Foreign currencies	45,474
Futures contracts	53,810
Swap agreements	(5,764,447)
(3,553,979)
Net realized and unrealized gain (loss)	(13,137,346)
Net increase (decrease) in net assets resulting from operations	$(14,389,948)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro Allocation Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30, 2022	October 31, 2021
Operations:
Net investment income (loss)	$(1,252,602)	$(2,587,535)
Net realized gain (loss)	(9,583,367)	21,118,307
Change in net unrealized appreciation (depreciation)	(3,553,979)	4,259,818
Net increase (decrease) in net assets resulting from operations	(14,389,948)	22,790,590

Distributions to shareholders from distributable earnings:
Class A	(169,053)	–
Class C	(19,921)	–
Class R	(10,162)	–
Class Y	(529,967)	–
Class R5	(796)	–
Class R6	(22,091,201)	–
Total distributions from distributable earnings	(22,821,100)	–

Share transactions–net:
Class A	21,001	(372,312)
Class C	(93,427)	(554,593)
Class R	(7,498)	40,352
Class Y	(462,731)	(5,461,382)
Class R6	(33,136,780)	52,072,741
Net increase (decrease) in net assets resulting from share transactions	(33,679,435)	45,724,806
Net increase (decrease) in net assets	(70,890,483)	68,515,396

Net assets:
Beginning of period	251,821,778	183,306,382
End of period	$180,931,295	$251,821,778

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro Allocation Strategy Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$9.16	$(0.05)	$(0.45)	$(0.50)	$(0.49)	$(0.32)	$(0.81)	$7.85	(6.17)%	$1,724	1.42	%(d)	1.56	%(d)	(1.30	)%(d)	92%
Year ended 10/31/21	8.18	(0.12)	1.10	0.98	–	–	–	9.16	11.98	1,982	1.42		1.62		(1.36)		86
Year ended 10/31/20	9.47	(0.06)	(0.56)	(0.62)	(0.67)	–	(0.67)	8.18	(7.02)	2,111	1.38		1.85		(0.75)		120
Year ended 10/31/19	8.81	0.08	0.60	0.68	(0.02)	–	(0.02)	9.47	7.67	4,982	1.37	(e)	2.12	(e)	0.87	(e)	0
Year ended 10/31/18	9.60	0.03	(0.40)	(0.37)	–	(0.42)	(0.42)	8.81	(4.03)	4,491	1.36		2.12		0.29		94
Year ended 10/31/17	10.26	(0.06)	0.68	0.62	(1.28)	–	(1.28)	9.60	6.55	4,645	1.41		2.30		(0.66)		25
Class C
Six months ended 04/30/22	8.98	(0.08)	(0.46)	(0.54)	(0.35)	(0.32)	(0.67)	7.77	(6.57)	235	2.17	(d)	2.31	(d)	(2.05	)(d)	92
Year ended 10/31/21	8.08	(0.19)	1.09	0.90	–	–	–	8.98	11.14	364	2.17		2.37		(2.11)		86
Year ended 10/31/20	9.30	(0.13)	(0.54)	(0.67)	(0.55)	–	(0.55)	8.08	(7.61)	828	2.13		2.60		(1.50)		120
Year ended 10/31/19	8.71	0.01	0.58	0.59	(0.00)	–	(0.00)	9.30	6.82	3,329	2.12	(e)	2.87	(e)	0.12	(e)	0
Year ended 10/31/18	9.57	(0.04)	(0.40)	(0.44)	–	(0.42)	(0.42)	8.71	(4.80)	6,167	2.11		2.87		(0.46)		94
Year ended 10/31/17	10.20	(0.13)	0.69	0.56	(1.19)	–	(1.19)	9.57	5.90	7,398	2.16		3.05		(1.41)		25
Class R
Six months ended 04/30/22	9.12	(0.06)	(0.45)	(0.51)	(0.45)	(0.32)	(0.77)	7.84	(6.29)	126	1.67	(d)	1.81	(d)	(1.55	)(d)	92
Year ended 10/31/21	8.17	(0.15)	1.10	0.95	–	–	–	9.12	11.63	151	1.67		1.87		(1.61)		86
Year ended 10/31/20	9.44	(0.08)	(0.56)	(0.64)	(0.63)	–	(0.63)	8.17	(7.22)	98	1.63		2.10		(1.00)		120
Year ended 10/31/19	8.80	0.06	0.59	0.65	(0.01)	–	(0.01)	9.44	7.41	128	1.62	(e)	2.37	(e)	0.62	(e)	0
Year ended 10/31/18	9.61	0.00	(0.39)	(0.39)	–	(0.42)	(0.42)	8.80	(4.24)	100	1.61		2.37		0.04		94
Year ended 10/31/17	10.25	(0.09)	0.70	0.61	(1.25)	–	(1.25)	9.61	6.42	54	1.66		2.55		(0.91)		25
Class Y
Six months ended 04/30/22	9.25	(0.04)	(0.45)	(0.49)	(0.52)	(0.32)	(0.84)	7.92	(6.03)	4,605	1.17	(d)	1.31	(d)	(1.05	)(d)	92
Year ended 10/31/21	8.25	(0.10)	1.10	1.00	–	–	–	9.25	12.12	5,934	1.17		1.37		(1.11)		86
Year ended 10/31/20	9.54	(0.04)	(0.55)	(0.59)	(0.70)	–	(0.70)	8.25	(6.66)	10,377	1.13		1.60		(0.50)		120
Year ended 10/31/19	8.87	0.10	0.60	0.70	(0.03)	–	(0.03)	9.54	7.88	17,768	1.12	(e)	1.87	(e)	1.12	(e)	0
Year ended 10/31/18	9.64	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.87	(3.80)	30,581	1.11		1.87		0.54		94
Year ended 10/31/17	10.29	(0.04)	0.70	0.66	(1.31)	–	(1.31)	9.64	6.93	30,657	1.16		2.05		(0.41)		25
Class R5
Six months ended 04/30/22	9.26	(0.04)	(0.45)	(0.49)	(0.52)	(0.32)	(0.84)	7.93	(6.02)	8	1.17	(d)	1.26	(d)	(1.05	)(d)	92
Year ended 10/31/21	8.26	(0.10)	1.10	1.00	–	–	–	9.26	12.11	9	1.17		1.22		(1.11)		86
Year ended 10/31/20	9.54	(0.04)	(0.54)	(0.58)	(0.70)	–	(0.70)	8.26	(6.55)	8	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.88	0.11	0.58	0.69	(0.03)	–	(0.03)	9.54	7.76	9	1.12	(e)	1.83	(e)	1.12	(e)	0
Year ended 10/31/18	9.65	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.88	(3.79)	8	1.11		1.82		0.54		94
Year ended 10/31/17	10.30	(0.04)	0.70	0.66	(1.31)	–	(1.31)	9.65	6.93	9	1.15		1.97		(0.40)		25
Class R6
Six months ended 04/30/22	9.24	(0.04)	(0.45)	(0.49)	(0.52)	(0.32)	(0.84)	7.91	(6.03)	174,233	1.17	(d)	1.26	(d)	(1.05	)(d)	92
Year ended 10/31/21	8.23	(0.10)	1.11	1.01	–	–	–	9.24	12.27	243,382	1.17		1.22		(1.11)		86
Year ended 10/31/20	9.53	(0.04)	(0.56)	(0.60)	(0.70)	–	(0.70)	8.23	(6.77)	169,884	1.13		1.58		(0.50)		120
Year ended 10/31/19	8.86	0.10	0.60	0.70	(0.03)	–	(0.03)	9.53	7.89	244	1.12	(e)	1.83	(e)	1.12	(e)	0
Year ended 10/31/18	9.63	0.05	(0.40)	(0.35)	–	(0.42)	(0.42)	8.86	(3.80)	440	1.11		1.82		0.54		94
Year ended 10/31/17	10.29	(0.04)	0.69	0.65	(1.31)	–	(1.31)	9.63	6.83	345	1.15		1.97		(0.40)		25

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.11% for the year ended October 31, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Macro Allocation Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”), is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are

17                         Invesco Macro Allocation Strategy Fund

computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign

18                         Invesco Macro Allocation Strategy Fund

currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made on non-LME futures contracts depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. For LME contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as unrealized appreciation or depreciation on the Consolidated Statement of Assets and Liabilities. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap

19                         Invesco Macro Allocation Strategy Fund

contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

P.

LIBOR Risk–The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Q.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

S.

Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

T.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

20                         Invesco Macro Allocation Strategy Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.100%
Next $250 million	1.080%
Next $500 million	1.050%
Next $1.5 billion	1.030%
Next $2.5 billion	1.000%
Next $2.5 billion	0.980%
Next $2.5 billion	0.950%
Over $10 billion	0.930%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 1.10%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees, of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $72,733 and reimbursed class level expenses of $713, $102, $45, $2,141, $1 and $39,202 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $146 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

21                         Invesco Macro Allocation Strategy Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$–	$68,557,554	$–	$68,557,554
Money Market Funds	85,914,396	–	–	85,914,396
Options Purchased	2,952,110	–	–	2,952,110
Total Investments in Securities	88,866,506	68,557,554	–	157,424,060

Other Investments - Assets*
Futures Contracts	4,265,694	–	–	4,265,694
	4,265,694	–	–	4,265,694

Other Investments - Liabilities*
Futures Contracts	(3,765,001)	–	–	(3,765,001)
Swap Agreements	–	(3,672,544)	–	(3,672,544)
	(3,765,001)	(3,672,544)	–	(7,437,545)
Total Other Investments	500,693	(3,672,544)	–	(3,171,851)
Total Investments	$89,367,199	$64,885,010	$–	$154,252,209

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts –Exchange-Traded(a)	$2,458,383	$1,620,682	$186,629	$4,265,694
Options purchased, at value – Exchange-Traded(b)	–	2,952,110	–	2,952,110
Total Derivative Assets	2,458,383	4,572,792	186,629	7,217,804
Derivatives not subject to master netting agreements	(2,458,383)	(4,572,792)	(186,629)	(7,217,804)
Total Derivative Assets subject to master netting agreements	$–	$–	$–	$–

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(1,031,084)	$(1,344,989)	$(1,388,928)	$(3,765,001)
Unrealized depreciation on swap agreements – OTC	(1,041,997)	(2,630,547)	–	(3,672,544)
Total Derivative Liabilities	(2,073,081)	(3,975,536)	(1,388,928)	(7,437,545)
Derivatives not subject to master netting agreements	1,031,084	1,344,989	1,388,928	3,765,001
Total Derivative Liabilities subject to master netting agreements	$(1,041,997)	$(2,630,547)	$–	$(3,672,544)

(a) The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.

(b) Options purchased, at value as reported in the Consolidated Schedule of Investments.

22                         Invesco Macro Allocation Strategy Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
BNP Paribas S.A.	$–	$(851,275)	$(851,275)	$–	$490,000	$(361,275)
Citibank, N.A.	208,260	(275,047)	(66,787)	–	66,787	–
Goldman Sachs International	–	(36,902)	(36,902)	–	36,902	–
J.P. Morgan Chase Bank, N.A.	428,554	(1,505,621)	(1,077,067)	–	1,077,067	–
Subtotal – Fund	636,814	(2,668,845)	(2,032,031)		1,670,756	(361,275)
Subsidiary
Barclays Bank PLC	–	(219,052)	(219,052)	–	–	(219,052)
Canadian Imperial Bank of Commerce	–	(150,091)	(150,091)	–	–	(150,091)
Macquarie Bank Ltd.	–	(448,486)	(448,486)	–	390,000	(58,486)
Morgan Stanley Capital Services LLC	–	(230,428)	(230,428)	–	150,000	(80,428)
Subtotal – Subsidiary	–	(1,048,057)	(1,048,057)	–	540,000	(508,057)
Total	$636,814	$(3,716,902)	$(3,080,088)	$–	$2,210,756	$(869,332)

(a) The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(3,496,407)	$3,335,785	$(3,356,358)	$(3,516,980)
Options purchased(a)	-	(1,836,521)	-	(1,836,521)
Swap agreements	1,314,972	(5,603,813)	-	(4,288,841)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	754,159	(1,628,810)	928,461	53,810
Options purchased(a)	-	2,092,573	-	2,092,573
Swap agreements	(2,116,706)	(3,647,741)	-	(5,764,447)
Total	$(3,543,982)	$(7,288,527)	$(2,427,897)	$(13,260,406)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$298,048,825	$44,572,500	$193,341,754
Average contracts	–	106	–

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or

23                         Invesco Macro Allocation Strategy Fund

(2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short- Term	Long-Term	Total
Not subject to expiration	$659,604	$1,432,485	$2,092,089

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $1,913,790 and $974,680, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 4,923,240
Aggregate unrealized (depreciation) of investments	(10,944,461)
Net unrealized appreciation (depreciation) of investments	$(6,021,221)

Cost of investments for tax purposes is $160,273,430.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Sold:
Class A	12,281	$99,363	79,759	$733,387
Class C	3,745	29,783	2,580	23,183
Class R	3,686	29,609	5,178	46,899
Class Y	11,673	96,748	137,105	1,261,958
Class R6	142,918	1,239,083	7,293,808	66,867,282

Issued as reinvestment of dividends:
Class A	16,257	138,513	-	-
Class C	2,046	17,284	-	-
Class R	1,107	9,432	-	-
Class Y	56,522	484,962	-	-
Class R6	2,577,644	22,090,405	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	4,785	41,147	28,670	258,713
Class C	(4,858)	(41,147)	(29,083)	(258,713)

Reacquired:
Class A	(29,970)	(258,022)	(150,015)	(1,364,412)
Class C	(11,193)	(99,347)	(35,389)	(319,063)
Class R	(5,219)	(46,539)	(706)	(6,547)
Class Y	(128,051)	(1,044,441)	(754,036)	(6,723,340)
Class R6	(7,026,570)	(56,466,268)	(1,588,368)	(14,794,541)
Net increase (decrease) in share activity	(4,373,197)	$(33,679,435)	4,989,503	$45,724,806

(a)	95% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

24                         Invesco Macro Allocation Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$938.30	$6.82	$1,017.75	$7.10	1.42%
Class C	1,000.00	934.30	10.41	1,014.03	10.84	2.17
Class R	1,000.00	937.10	8.02	1,016.51	8.35	1.67
Class Y	1,000.00	939.70	5.63	1,018.99	5.86	1.17
Class R5	1,000.00	939.80	5.63	1,018.99	5.86	1.17
Class R6	1,000.00	939.70	5.63	1,018.99	5.86	1.17

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                         Invesco Macro Allocation Strategy Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338                     Invesco Distributors, Inc.                                                                                       MAS-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco Multi-Asset Income Fund

Nasdaq:

A: PIAFX ∎ C: PICFX ∎ R: PIRFX ∎ Y: PIYFX ∎ R5: IPNFX ∎ R6: PIFFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

29	Financial Statements

32	Financial Highlights

33	Notes to Financial Statements

41	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.67%
Class C Shares	-10.13
Class R Shares	-9.88
Class Y Shares	-9.66
Class R5 Shares	-9.56
Class R6 Shares	-9.64
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-9.47
Custom Invesco Multi-Asset Income Index∎ (Style-Specific Index)	-10.11
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	-8.41

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Multi-Asset Income Index comprises the following indexes: 60% of the Bloomberg U.S. Aggregate Bond Index and 40% of the MSCI World Index. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index return is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Multi-Asset Income Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (12/14/11)	3.40%
10 Years	3.10
5 Years	-0.32
1 Year	-12.00
Class C Shares
Inception (12/14/11)	3.36%
10 Years	3.06
5 Years	0.04
1 Year	-8.55
Class R Shares
Inception (12/14/11)	3.70%
10 Years	3.42
5 Years	0.54
1 Year	-7.20
Class Y Shares
Inception (12/14/11)	4.22%
10 Years	3.93
5 Years	1.05
1 Year	-6.73
Class R5 Shares
Inception (12/14/11)	4.22%
10 Years	3.94
5 Years	1.04
1 Year	-6.63
Class R6 Shares
10 Years	3.95%
5 Years	1.08
1 Year	-6.69

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Multi-Asset Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Multi-Asset Income Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–31.56%
Aerospace & Defense–0.48%
Boeing Co. (The),
4.51%, 05/01/2023	$176,000	$177,665

2.75%, 02/01/2026	119,000	112,508

2.25%, 06/15/2026	134,000	122,648

Bombardier, Inc. (Canada),
7.50%, 03/15/2025(b)	554,000	538,139

7.88%, 04/15/2027(b)	734,000	684,671

General Dynamics Corp., 3.25%, 04/01/2025	201,000	200,332

Howmet Aerospace, Inc., 5.13%, 10/01/2024(c)	712,000	725,368

Rolls-Royce PLC (United Kingdom),
3.63%, 10/14/2025(b)	870,000	818,905

5.75%, 10/15/2027(b)	492,000	475,107

Spirit AeroSystems, Inc., 5.50%, 01/15/2025(b)	503,000	498,604

TransDigm, Inc.,
8.00%, 12/15/2025(b)	698,000	727,365

6.25%, 03/15/2026(b)	1,746,000	1,739,217

		6,820,529

Agricultural & Farm Machinery–0.02%
Deere & Co., 2.75%, 04/15/2025	225,000	221,085

Airlines–0.41%
American Airlines, Inc., 11.75%, 07/15/2025(b)	845,000	973,381

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	939,000	931,878

5.75%, 04/20/2029(b)	1,801,000	1,738,325

Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	339,000	361,432

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	838,000	818,416

Southwest Airlines Co., 4.75%, 05/04/2023	159,000	161,818

United Airlines, Inc., 4.38%, 04/15/2026(b)(c)	799,000	772,233

		5,757,483

Airport Services–0.02%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	263,000	247,574

Alternative Carriers–0.14%
Lumen Technologies, Inc.,
5.63%, 04/01/2025(c)	369,000	360,518

4.50%, 01/15/2029(b)	305,000	241,391

Series P, 7.60%, 09/15/2039	1,574,000	1,376,758

		1,978,667

	Principal Amount	Value

Aluminum–0.16%
Arconic Corp., 6.00%, 05/15/2025(b)(c)	$744,000	$748,397

Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	1,721,000	1,486,849

		2,235,246

Apparel Retail–0.10%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	537,000	447,960

Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	975,000	794,625

Ross Stores, Inc., 0.88%, 04/15/2026	264,000	236,332

		1,478,917

Application Software–0.10%
Adobe, Inc., 3.25%, 02/01/2025	225,000	225,937

CDK Global, Inc., 5.00%, 10/15/2024(c)	263,000	270,912

Citrix Systems, Inc., 1.25%, 03/01/2026	70,000	68,168

LogMeIn, Inc., 5.50%, 09/01/2027(b)	739,000	647,552

PTC, Inc., 3.63%, 02/15/2025(b)	263,000	255,117

		1,467,686

Asset Management & Custody Banks–0.09%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	528,000	492,067

FS KKR Capital Corp., 4.63%, 07/15/2024	274,000	274,106

Golub Capital BDC, Inc., 3.38%, 04/15/2024	193,000	189,539

Legg Mason, Inc., 4.75%, 03/15/2026	59,000	61,066

Main Street Capital Corp., 5.20%, 05/01/2024	174,000	176,110

Owl Rock Capital Corp., 5.25%, 04/15/2024	138,000	139,723

		1,332,611

Auto Parts & Equipment–0.14%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	719,000	719,460

Dana, Inc., 4.50%, 02/15/2032	283,000	234,016

IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	251,000	239,214

ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)(c)	771,000	754,605

		1,947,295

Automobile Manufacturers–0.62%
American Honda Finance Corp., 2.35%, 01/08/2027	170,000	160,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Co., 9.00%, 04/22/2025	$518,000	$577,894

Ford Motor Credit Co. LLC,
4.06%, 11/01/2024	728,000	712,994

2.30%, 02/10/2025(c)	607,000	564,455

4.69%, 06/09/2025	291,000	285,694

5.13%, 06/16/2025	682,000	681,079

4.13%, 08/04/2025	545,000	523,849

3.38%, 11/13/2025	811,000	779,667

4.39%, 01/08/2026	582,000	562,302

General Motors Co., 6.13%, 10/01/2025	135,000	142,707

General Motors Financial Co., Inc.,
2.75%, 06/20/2025	375,000	359,822

5.25%, 03/01/2026	181,000	186,055

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,842,000	1,847,765

Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(b)	434,000	435,467

5.88%, 01/15/2028(b)	585,000	514,174

PM General Purchaser LLC, 9.50%, 10/01/2028(b)	239,000	230,948

Toyota Motor Credit Corp., 1.15%, 08/13/2027	150,000	131,777

		8,696,918

Automotive Retail–0.13%
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	342,000	330,473

Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	1,801,000	1,552,060

		1,882,533

Biotechnology–0.03%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	570,000	484,788

Broadcasting–0.27%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	494,000	477,611

Discovery Communications LLC, 3.80%, 03/13/2024	225,000	225,168

Fox Corp., 4.03%, 01/25/2024	250,000	252,561

iHeartCommunications, Inc.,
6.38%, 05/01/2026	490,000	491,837

8.38%, 05/01/2027	532,000	527,606

Liberty Interactive LLC,
8.50%, 07/15/2029	284,000	256,123

8.25%, 02/01/2030(c)	710,000	628,194

Univision Communications, Inc., 5.13%, 02/15/2025(b)	920,000	905,096

		3,764,196

Building Products–0.24%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	269,000	224,148

Griffon Corp., 5.75%, 03/01/2028	1,181,000	1,056,292

MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	1,608,000	1,392,850

	Principal Amount	Value

Building Products–(continued)
Standard Industries, Inc.,
4.75%, 01/15/2028(b)	$255,000	$234,962

4.38%, 07/15/2030(b)	509,000	425,015

		3,333,267

Cable & Satellite–0.95%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	802,000	676,876

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)(c)	631,000	633,401

5.00%, 02/01/2028(b)	1,872,000	1,785,270

CSC Holdings LLC,
7.50%, 04/01/2028(b)(c)	411,000	379,528

6.50%, 02/01/2029(b)	1,286,000	1,223,848

5.75%, 01/15/2030(b)	877,000	729,440

4.63%, 12/01/2030(b)	903,000	692,393

4.50%, 11/15/2031(b)	371,000	305,402

5.00%, 11/15/2031(b)	320,000	247,920

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 5.88%, 08/15/2027(b)	1,863,000	1,757,042

DISH DBS Corp.,
7.75%, 07/01/2026	915,000	861,820

5.25%, 12/01/2026(b)	532,000	489,453

7.38%, 07/01/2028(c)	814,000	712,775

5.13%, 06/01/2029	1,740,000	1,361,150

LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	982,000	977,669

Telesat Canada/Telesat LLC (Canada), 5.63%, 12/06/2026(b)	352,000	251,772

Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	38,000	39,720

VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	388,000	335,525

		13,461,004

Casinos & Gaming–0.83%
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	662,000	692,578

Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	532,000	543,888

Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	100,894	99,381

Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	325,000	297,406

International Game Technology PLC, 6.50%, 02/15/2025(b)	699,000	712,131

Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(b)	1,374,000	1,230,190

5.25%, 04/26/2026(b)	310,000	271,974

5.75%, 07/21/2028(b)	819,000	692,293

MGM China Holdings Ltd. (Macau),
5.25%, 06/18/2025(b)	683,000	616,834

4.75%, 02/01/2027(b)	646,000	543,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Multi-Asset Income Fund

	Principal
	Amount	Value

Casinos & Gaming–(continued)
MGM Resorts International,
6.75%, 05/01/2025	$613,000	$628,282

5.75%, 06/15/2025(c)	415,000	412,788

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	447,000	358,172

Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	494,000	527,883

7.38%, 09/01/2025(b)	1,180,000	1,195,847

Studio City Finance Ltd. (Macau),
6.00%, 07/15/2025(b)	784,000	662,260

6.50%, 01/15/2028(b)	479,000	376,643

5.00%, 01/15/2029(b)	842,000	581,995

Wynn Macau Ltd. (Macau),
5.50%, 01/15/2026(b)	385,000	330,661

5.63%, 08/26/2028(b)	740,000	591,064

5.13%, 12/15/2029(b)	397,000	313,511

		11,679,296

Coal & Consumable Fuels–0.09%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	745,000	747,954

Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	463,000	472,308

Natural Resource Partners L.P./NRP Finance Corp., 9.13%, 06/30/2025(b)	119,000	121,661

		1,341,923

Commodity Chemicals–0.03%
Valvoline, Inc., 4.25%, 02/15/2030(b)	541,000	470,305

Communications Equipment–0.21%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	477,000	417,971

Hughes Satellite Systems Corp., 5.25%, 08/01/2026	944,000	919,239

ViaSat, Inc.,
5.63%, 09/15/2025(b)	786,000	722,204

5.63%, 04/15/2027(b)	755,000	701,629

6.50%, 07/15/2028(b)	277,000	239,612

		3,000,655

Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	125,000	132,143

Construction & Engineering–0.06%
Artera Services LLC, 9.03%, 12/04/2025(b)	279,000	264,422

Dycom Industries, Inc., 4.50%, 04/15/2029(b)	125,000	114,214

Fluor Corp., 3.50%, 12/15/2024	243,000	238,623

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	34,926

	Principal
	Amount	Value

Construction & Engineering–(continued)
Tutor Perini Corp., 6.88%, 05/01/2025(b)	$264,000	$247,554

		899,739

Construction Machinery & Heavy Trucks–0.04%
Trinity Industries, Inc., 4.55%, 10/01/2024	367,000	365,193

Wabtec Corp., 3.45%, 11/15/2026	235,000	225,416

		590,609

Construction Materials–0.02%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	253,000	245,265

Consumer Finance–0.33%
American Express Co., 3.30%, 05/03/2027	75,000	73,174

ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	679,960

goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	335,000	328,983

Navient Corp.,
5.88%, 10/25/2024	272,000	270,304

6.75%, 06/25/2025	271,000	270,855

4.88%, 03/15/2028	279,000	245,316

5.50%, 03/15/2029	221,000	194,682

5.63%, 08/01/2033	302,000	239,160

OneMain Finance Corp.,
6.88%, 03/15/2025	686,000	690,723

8.88%, 06/01/2025	334,000	350,742

7.13%, 03/15/2026	952,000	965,557

Synchrony Financial, 3.95%, 12/01/2027	75,000	71,763

World Acceptance Corp., 7.00%, 11/01/2026(b)	279,000	242,405

		4,623,624

Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	75,997

Data Processing & Outsourced Services–0.02%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	225,000	226,113

Western Union Co. (The), 1.35%, 03/15/2026	75,000	68,007

		294,120

Department Stores–0.15%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	1,569,000	1,454,330

Nordstrom, Inc., 4.38%, 04/01/2030(c)	692,000	603,154

		2,057,484

Distillers & Vintners–0.04%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	116,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Distillers & Vintners–(continued)
Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023	$200,000	$200,088

3.50%, 09/18/2023	200,000	201,606

		517,722

Diversified Banks–0.69%
Banco Santander S.A. (Spain),
3.85%, 04/12/2023	200,000	201,855

2.75%, 05/28/2025	400,000	382,830

Bank of America Corp.,
4.45%, 03/03/2026	200,000	200,475

3.50%, 04/19/2026	160,000	157,156

1.32%, 06/19/2026(e)	160,000	146,695

1.20%, 10/24/2026(e)	160,000	144,467

Series L, 4.18%, 11/25/2027	135,000	132,948

Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	413,933

Barclays PLC (United Kingdom), 4.38%, 09/11/2024	306,000	307,680

Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025	350,000	337,276

Citigroup, Inc.,
3.11%, 04/08/2026(e)	225,000	217,815

4.45%, 09/29/2027	75,000	74,529

HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	203,000	204,574

Intesa Sanpaolo S.p.A. (Italy),
5.71%, 01/15/2026(b)(c)	956,000	952,445

4.20%, 06/01/2032(b)(e)	940,000	779,448

JPMorgan Chase & Co.,
3.38%, 05/01/2023	200,000	201,223

2.30%, 10/15/2025(e)	365,000	350,369

2.01%, 03/13/2026(e)	134,000	126,314

2.08%, 04/22/2026(e)	134,000	126,101

1.05%, 11/19/2026(e)	160,000	143,897

4.25%, 10/01/2027	75,000	74,694

Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	606,000	607,429

4.45%, 05/08/2025	275,000	278,148

Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(e)	200,000	186,599

3.29%, 07/25/2027	60,000	57,617

NatWest Group PLC (United Kingdom),
6.10%, 06/10/2023	11,000	11,282

6.00%, 12/19/2023	51,000	52,548

5.13%, 05/28/2024	529,000	538,889

PNC Bank N.A., 4.20%, 11/01/2025	275,000	279,838

Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	127,679

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	275,000	264,725

2.63%, 07/14/2026	150,000	142,187

Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	200,000	201,735

	Principal Amount	Value

Diversified Banks–(continued)
U.S. Bancorp, 1.45%, 05/12/2025	$125,000	$117,837

U.S. Bank N.A., 3.40%, 07/24/2023	250,000	252,128

Vnesheconombank Via VEB Finance PLC (Russia), 5.94%, 11/21/2023(b)	1,450,000	145,000

Wells Fargo & Co.,
2.19%, 04/30/2026(e)	150,000	141,764

4.30%, 07/22/2027	130,000	130,049

Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	17,000	17,213

3.30%, 02/26/2024(c)	559,000	561,057

		9,790,448

Diversified Capital Markets–0.22%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	185,000	183,737

3.70%, 05/30/2024	188,000	188,536

4.50%, 04/01/2025	953,000	937,391

4.30%, 05/24/2028(e)	1,804,000	1,770,279

		3,079,943

Diversified Metals & Mining–0.29%
Corp. Nacional del Cobre de Chile (Chile),
6.15%, 10/24/2036(b)	1,390,000	1,512,146

5.63%, 10/18/2043(b)	95,000	99,254

4.88%, 11/04/2044(b)	105,000	99,553

4.50%, 08/01/2047(b)	1,740,000	1,579,337

Perenti Finance Pty. Ltd. (Australia), 6.50%, 10/07/2025(b)(c)	740,000	742,035

		4,032,325

Diversified Real Estate Activities–0.03%
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	376,000	378,138

Diversified REITs–0.29%
iStar, Inc.,
4.75%, 10/01/2024	481,000	468,359

4.25%, 08/01/2025(c)	519,000	495,323

5.50%, 02/15/2026	636,000	619,741

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	630,000	629,480

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	1,216,000	1,239,384

VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)(c)	651,000	625,780

		4,078,067

Diversified Support Services–0.02%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	367,000	320,083

Drug Retail–0.02%
Rite Aid Corp., 8.00%, 11/15/2026(b)	225,000	189,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Drug Retail–(continued)
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	$75,000	$73,677

		263,193

Electric Utilities–0.31%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	127,068

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	247,000	248,868

Duke Energy Corp., 3.75%, 04/15/2024	300,000	302,289

Edison International,
2.95%, 03/15/2023	45,000	44,863

5.75%, 06/15/2027	75,000	77,832

FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	369,000	368,619

NRG Energy, Inc.,
5.25%, 06/15/2029(b)(c)	1,013,000	955,553

3.88%, 02/15/2032(b)	547,000	457,429

Pacific Gas and Electric Co.,
3.75%, 02/15/2024	230,000	228,925

3.30%, 12/01/2027	100,000	91,066

PG&E Corp., 5.25%, 07/01/2030(c)	523,000	476,267

Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	351,000	345,774

Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	689,000	679,475

		4,404,028

Electrical Components & Equipment–0.09%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	445,000	442,230

Vertiv Group Corp., 4.13%, 11/15/2028(b)	439,000	383,034

WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	481,000	500,245

		1,325,509

Electronic Components–0.05%
Imola Merger Corp., 4.75%, 05/15/2029(b)	517,000	481,469

Likewize Corp., 9.75%, 10/15/2025(b)	239,000	232,747

		714,216

Electronic Manufacturing Services–0.00%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	72,539

Environmental & Facilities Services–0.07%
GFL Environmental, Inc. (Canada), 3.75%, 08/01/2025(b)	1,040,000	986,684

Fertilizers & Agricultural Chemicals–0.18%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	1,018,000	942,999

OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	1,612,000	1,620,084

		2,563,083

	Principal Amount	Value

Financial Exchanges & Data–0.06%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	$1,146,000	$848,745

Food Distributors–0.24%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	926,705

Prosperous Ray Ltd. (China), 4.63%, 11/12/2023(b)	1,750,000	1,786,019

US Foods, Inc., 6.25%, 04/15/2025(b)	623,000	640,793

		3,353,517

Food Retail–0.13%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	538,000	566,164

4.63%, 01/15/2027(b)	1,128,000	1,057,759

Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	215,000	209,937

		1,833,860

Footwear–0.03%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	401,000	419,950

Gas Utilities–0.04%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	399,000	393,480

ONE Gas, Inc., 1.10%, 03/11/2024	250,000	239,156

		632,636

Health Care Facilities–0.36%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	486,000	485,400

CommonSpirit Health, 1.55%, 10/01/2025	64,000	59,424

Encompass Health Corp., 5.75%, 09/15/2025	250,000	254,710

HCA, Inc.,
5.00%, 03/15/2024	468,000	479,263

5.38%, 02/01/2025	725,000	746,750

5.88%, 02/15/2026	787,000	815,725

7.50%, 11/15/2095	235,000	273,481

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	537,237

Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,293,000	1,267,470

Universal Health Services, Inc., 1.65%, 09/01/2026(b)	134,000	119,268

		5,038,728

Health Care REITs–0.06%
Diversified Healthcare Trust, 9.75%, 06/15/2025	709,000	744,085

Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	122,193

		866,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Health Care Services–0.25%
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	$639,000	$508,078

Akumin, Inc., 7.00%, 11/01/2025(b)(c)	444,000	374,680

Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	1,106,000	1,144,738

6.88%, 04/15/2029(b)(c)	650,000	571,064

6.13%, 04/01/2030(b)	530,000	436,495

RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	397,000	369,758

Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	154,989

		3,559,802

Health Care Supplies–0.04%
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029(b)(c)	698,000	608,405

Health Care Technology–0.06%
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(b)(c)	858,000	790,698

Home Furnishings–0.05%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	937,000	778,216

Home Improvement Retail–0.05%
JELD-WEN, Inc.,
6.25%, 05/15/2025(b)	501,000	513,167

4.63%, 12/15/2025(b)	259,000	244,457

		757,624

Homebuilding–0.07%
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	477,000	452,559

Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	276,000	235,288

Meritage Homes Corp., 6.00%, 06/01/2025	246,000	250,615

		938,462

Hotel & Resort REITs–0.19%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	101,000	100,992

Service Properties Trust,
4.35%, 10/01/2024	805,000	746,960

4.50%, 03/15/2025	323,000	292,788

7.50%, 09/15/2025	552,000	551,658

5.25%, 02/15/2026	323,000	287,904

4.95%, 10/01/2029(c)	595,000	476,350

4.38%, 02/15/2030	311,000	239,078

		2,695,730

Hotels, Resorts & Cruise Lines–0.32%
Carnival Corp.,
7.63%, 03/01/2026(b)(c)	587,000	575,196

5.75%, 03/01/2027(b)(c)	355,000	322,056

6.00%, 05/01/2029(b)	745,000	669,748

Expedia Group, Inc., 3.60%, 12/15/2023	44,000	44,032

Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	490,000	501,177

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	$1,241,000	$1,350,642

5.50%, 04/01/2028(b)(c)	151,000	138,046

Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	493,000	512,752

Travel + Leisure Co., 6.60%, 10/01/2025(c)	444,000	461,229

		4,574,878

Household Products–0.11%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	564,000	470,342

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	576,000	510,541

Spectrum Brands, Inc., 5.75%, 07/15/2025	501,000	506,621

		1,487,504

Housewares & Specialties–0.03%
Newell Brands, Inc., 4.88%, 06/01/2025(c)	490,000	496,938

Hypermarkets & Super Centers–0.01%
Walmart, Inc., 2.55%, 04/11/2023	200,000	200,537

Independent Power Producers & Energy Traders–0.08%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,044,000	751,357

TransAlta Corp. (Canada), 6.50%, 03/15/2040	413,000	414,315

		1,165,672

Industrial Conglomerates–0.17%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 09/15/2024	982,000	958,717

6.38%, 12/15/2025	667,000	663,342

6.25%, 05/15/2026(c)	324,000	321,800

5.25%, 05/15/2027	468,000	437,982

		2,381,841

Industrial Machinery–0.01%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	134,000	133,481

Insurance Brokers–0.06%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	257,000	243,320

HUB International Ltd., 7.00%, 05/01/2026(b)	616,000	611,300

		854,620

Integrated Oil & Gas–1.31%
BP Capital Markets PLC (United Kingdom),
2.75%, 05/10/2023	314,000	313,904

3.51%, 03/17/2025	300,000	299,863

Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	161,000	167,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Exxon Mobil Corp., 1.57%, 04/15/2023	$500,000	$496,112

KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,500,000	1,437,935

Occidental Petroleum Corp.,
8.00%, 07/15/2025	310,000	334,436

5.88%, 09/01/2025	556,000	571,718

5.50%, 12/01/2025	464,000	472,677

5.55%, 03/15/2026	1,031,000	1,057,950

Petroleos Mexicanos (Mexico),
6.84%, 01/23/2030	3,100,000	2,830,827

6.63%, 06/15/2035	2,455,000	1,995,326

7.69%, 01/23/2050	4,600,000	3,603,801

Petronas Capital Ltd. (Malaysia),
3.50%, 03/18/2025(b)	1,000,000	1,001,548

4.55%, 04/21/2050(b)	1,220,000	1,243,415

Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	2,695,597

		18,522,267

Integrated Telecommunication Services–0.61%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	582,587

Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	169,642

5.50%, 10/15/2029(b)	200,000	170,227

British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	203,152

CommScope, Inc.,
6.00%, 03/01/2026(b)	956,000	903,325

4.75%, 09/01/2029(b)	862,000	722,136

Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,682,000	1,637,705

Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	255,162

Embarq Corp., 8.00%, 06/01/2036	1,176,000	1,060,646

Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	266,000	231,765

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	889,000	855,520

Level 3 Financing, Inc.,
4.25%, 07/01/2028(b)	551,000	466,510

3.75%, 07/15/2029(b)(c)	1,127,000	917,592

Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	414,000	389,466

		8,565,435

Interactive Home Entertainment–0.02%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	266,000	248,381

Interactive Media & Services–0.05%
Audacy Capital Corp.,
6.50%, 05/01/2027(b)	268,000	230,827

6.75%, 03/31/2029(b)	265,000	229,852

	Principal Amount	Value

Interactive Media & Services–(continued)
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	$309,000	$317,139

		777,818

Internet & Direct Marketing Retail–0.15%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	200,000	199,021

GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	247,491

Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	311,000	288,096

QVC, Inc.,
4.75%, 02/15/2027(c)	605,000	542,528

4.38%, 09/01/2028	506,000	430,849

5.45%, 08/15/2034	436,000	350,184

		2,058,169

Internet Services & Infrastructure–0.06%
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	740,000	662,933

VeriSign, Inc., 5.25%, 04/01/2025	150,000	155,199

		818,132

Investment Banking & Brokerage–0.29%
BGC Partners, Inc., 5.38%, 07/24/2023	33,000	33,535

Goldman Sachs Group, Inc. (The), 1.95%, 10/21/2027(e)	75,000	67,441

MDGH GMTN (RSC) Ltd. (United Arab Emirates),
4.50%, 11/07/2028(b)	1,180,000	1,234,731

3.75%, 04/19/2029(b)	1,740,000	1,740,090

Morgan Stanley, 3.63%, 01/20/2027	130,000	126,888

NFP Corp., 6.88%, 08/15/2028(b)	763,000	678,898

Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	179,780

		4,061,363

IT Consulting & Other Services–0.05%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	251,507

International Business Machines Corp.,
3.45%, 02/19/2026	150,000	149,237

3.30%, 05/15/2026	100,000	98,691

1.70%, 05/15/2027	100,000	91,080

Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	186,000	162,548

		753,063

Leisure Facilities–0.11%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)(c)	635,000	638,972

SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	235,000	246,367

Vail Resorts, Inc., 6.25%, 05/15/2025(b)	370,000	378,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Leisure Facilities–(continued)
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	$222,000	$243,234

		1,507,383

Leisure Products–0.05%
Mattel, Inc., 3.38%, 04/01/2026(b)	513,000	499,449

Party City Holdings, Inc., 8.75%, 02/15/2026(b)	198,000	182,227

		681,676

Life & Health Insurance–0.03%
Genworth Holdings, Inc., 6.50%, 06/15/2034	268,000	250,257

Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	158,417

		408,674

Marine–0.03%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	524,000	484,703

Marine Ports & Services–0.21%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	2,590,000	2,954,097

Metal & Glass Containers–0.21%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 04/30/2025(b)	819,000	814,414

4.13%, 08/15/2026(b)	307,000	284,287

5.25%, 08/15/2027(b)	267,000	229,796

5.25%, 08/15/2027(b)	541,000	465,617

Ball Corp., 4.88%, 03/15/2026(c)	741,000	741,878

Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	394,000	385,180

		2,921,172

Mortgage REITs–0.03%
New Residential Investment Corp., 6.25%, 10/15/2025(b)	522,000	497,915

Movies & Entertainment–0.16%
Netflix, Inc.,
5.88%, 02/15/2025	496,000	515,237

5.88%, 11/15/2028	901,000	930,283

6.38%, 05/15/2029	347,000	368,292

5.38%, 11/15/2029(b)	393,000	393,930

RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	110,000	110,669

		2,318,411

Multi-line Insurance–0.02%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	98,892

XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	194,000	197,270

		296,162

	Principal Amount	Value

Multi-Utilities–0.11%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	$1,037,000	$949,830

DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	18,062	419,580

Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	230,000	226,502

		1,595,912

Office REITs–0.01%
Office Properties Income Trust, 2.65%, 06/15/2026	133,000	119,267

Office Services & Supplies–0.03%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	545,000	474,831

Oil & Gas Drilling–0.25%
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,565,000	1,476,953

Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	142,000	130,257

7.50%, 07/15/2038(b)	366,000	361,950

6.88%, 04/15/2040(b)	1,577,000	1,501,209

		3,470,369

Oil & Gas Equipment & Services–0.16%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	75,000	71,772

Oceaneering International, Inc., 4.65%, 11/15/2024	652,000	631,586

TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	614,000	636,178

USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 04/01/2026	622,000	610,384

6.88%, 09/01/2027	257,000	251,513

		2,201,433

Oil & Gas Exploration & Production–0.73%
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	778,000	740,131

CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	738,000	738,904

Devon Energy Corp., 5.25%, 10/15/2027	75,000	77,417

Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	358,000	368,323

EQT Corp., 6.63%, 02/01/2025	606,000	631,500

Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	10,000	9,819

8.00%, 01/15/2027	1,257,000	1,234,493

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	1,068,000	1,065,341

Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	254,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	$187,000	$171,712

Murphy Oil Corp.,
5.75%, 08/15/2025	338,000	338,460

7.05%, 05/01/2029	473,000	490,901

Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	531,000	523,699

Range Resources Corp., 4.88%, 05/15/2025	467,000	462,921

Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,549,911

SM Energy Co., 10.00%, 01/15/2025(b)(c)	389,000	420,999

Talos Production, Inc., 12.00%, 01/15/2026	288,000	310,039

		10,388,835

Oil & Gas Refining & Marketing–0.25%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	445,000	431,121

EnLink Midstream Partners L.P., 5.60%, 04/01/2044	454,000	375,458

HF Sinclair Corp., 5.88%, 04/01/2026(b)	94,000	96,626

Parkland Corp. (Canada),
4.50%, 10/01/2029(b)	229,000	200,843

4.63%, 05/01/2030(b)	226,000	198,153

PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/2025(b)	1,186,000	1,231,738

Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(b)	600,000	575,640

Weatherford International Ltd., 8.63%, 04/30/2030(b)	427,000	423,277

		3,532,856

Oil & Gas Storage & Transportation–1.09%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	3,587,000	3,560,223

Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	373,000	384,639

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,178,000	1,230,003

DCP Midstream Operating L.P., 5.38%, 07/15/2025(c)	478,000	481,004

Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	33,000	33,337

3.90%, 05/15/2024	236,000	235,506

5.50%, 06/01/2027	50,000	51,836

Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	34,000	34,325

EQM Midstream Partners L.P.,
6.00%, 07/01/2025(b)	589,000	584,441

6.50%, 07/15/2048	1,568,000	1,445,539

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	$479,000	$479,606

ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	440,444

Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	821,000	814,855

New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	1,188,000	1,169,438

6.50%, 09/30/2026(b)	490,000	474,766

NuStar Logistics L.P., 5.75%, 10/01/2025	358,000	356,616

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,741,000	1,628,819

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/01/2025(b)	358,000	366,037

5.50%, 01/15/2028(b)	758,000	707,654

Western Midstream Operating L.P.,
3.60%, 02/01/2025	465,000	445,298

5.75%, 02/01/2050	501,000	442,423

		15,366,809

Other Diversified Financial Services–0.54%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	200,000	186,364

Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	635,000	599,672

Blackstone Private Credit Fund, 3.25%, 03/15/2027(b)	75,000	67,343

Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	687,000	617,441

Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(d)	1,315,000	1,135,818

Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	321,088

Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	251,000	234,429

Midcap Financial Issuer Trust,
6.50%, 05/01/2028(b)	306,000	264,399

5.63%, 01/15/2030(b)	285,000	227,457

PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,170,639

Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 04/16/2029(b)	1,200,000	1,047,461

4.63%, 04/06/2031(b)	500,000	427,891

United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	677,000	623,277

5.50%, 04/15/2029(b)	410,000	340,893

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	407,000	355,653

		7,619,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Packaged Foods & Meats–0.16%
Conagra Brands, Inc., 1.38%, 11/01/2027	$100,000	$85,073

FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	1,265,000	1,179,257

Pilgrim’s Pride Corp., 4.25%, 04/15/2031(b)	291,000	265,912

Post Holdings, Inc., 4.63%, 04/15/2030(b)	685,000	586,490

Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	127,688

		2,244,420

Paper Packaging–0.08%
Berry Global, Inc., 1.57%, 01/15/2026	134,000	121,992

Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	544,000	542,616

LABL, Inc.,
6.75%, 07/15/2026(b)	276,000	265,955

5.88%, 11/01/2028(b)	266,000	243,706

		1,174,269

Paper Products–0.08%
Domtar Corp., 6.75%, 10/01/2028(b)	499,000	495,525

Glatfelter Corp., 4.75%, 11/15/2029(b)	885,000	709,115

		1,204,640

Personal Products–0.10%
Avon Products, Inc. (United Kingdom), 6.50%, 03/15/2023(c)	1,000,000	1,035,060

Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	381,000	375,506

		1,410,566

Pharmaceuticals–0.54%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	635,000	538,975

Bausch Health Americas, Inc.,
9.25%, 04/01/2026(b)(c)	540,000	536,679

8.50%, 01/31/2027(b)(c)	635,000	601,936

Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	626,000	606,826

9.00%, 12/15/2025(b)	645,000	648,225

5.00%, 01/30/2028(b)	483,000	357,055

4.88%, 06/01/2028(b)	805,000	715,210

6.25%, 02/15/2029(b)	611,000	445,346

7.25%, 05/30/2029(b)	305,000	231,102

5.25%, 01/30/2030(b)	479,000	333,039

Bristol-Myers Squibb Co., 0.75%, 11/13/2025	275,000	250,926

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	543,000	472,983

Merck & Co., Inc., 2.75%, 02/10/2025	183,000	181,173

Mylan, Inc., 4.20%, 11/29/2023	33,000	33,296

	Principal Amount	Value

Pharmaceuticals–(continued)
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	$814,000	$743,638

Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	705,000	694,476

Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	181,857

Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	130,263

		7,703,005

Publishing–0.12%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,806,000	1,646,620

Railroads–0.11%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,414,894

Union Pacific Corp., 3.15%, 03/01/2024	200,000	200,290

		1,615,184

Regional Banks–0.03%
First Horizon Corp., 3.55%, 05/26/2023	55,000	55,064

Santander Holdings USA, Inc., 4.40%, 07/13/2027	75,000	74,096

Truist Financial Corp., 4.00%, 05/01/2025	275,000	278,073

		407,233

Reinsurance–0.07%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	410,000	404,024

5.50%, 01/15/2042(e)	638,000	594,460

		998,484

Residential REITs–0.01%
Spirit Realty L.P., 4.45%, 09/15/2026	75,000	75,776

Restaurants–0.13%
Aramark Services, Inc.,
5.00%, 04/01/2025(b)	382,000	379,185

6.38%, 05/01/2025(b)(c)	953,000	971,702

Brinker International, Inc., 5.00%, 10/01/2024(b)(c)	498,000	497,514

		1,848,401

Retail REITs–0.10%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	1,290,000	1,251,365

Realty Income Corp., 4.88%, 06/01/2026	124,000	128,278

Simon Property Group L.P., 3.30%, 01/15/2026	64,000	62,960

		1,442,603

Security & Alarm Services–0.19%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	256,000	247,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Security & Alarm Services–(continued)
CoreCivic, Inc., 8.25%, 04/15/2026	$651,000	$669,931

Prime Security Services Borrower LLC/ Prime Finance, Inc.,
5.75%, 04/15/2026(b)	858,000	824,093

6.25%, 01/15/2028(b)(c)	1,042,000	935,247

		2,676,977

Semiconductor Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025(b)	278,000	266,109

Semiconductors–0.04%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)(c)	394,000	399,617

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	77,000	75,198

Micron Technology, Inc., 4.19%, 02/15/2027	75,000	74,549

		549,364

Sovereign Debt–11.53%
Abu Dhabi Government International Bond (United Arab Emirates), 2.70%, 09/02/2070(b)	3,000,000	2,126,910

Angolan Government International Bond (Angola), 9.13%, 11/26/2049(b)	1,140,000	1,011,271

Argentine Republic Government International Bond (Argentina), 0.75%, 07/09/2030(f)	3,000,000	949,530

Bahrain Government International Bond (Bahrain), 7.00%, 01/26/2026(b)	2,000,000	2,135,726

Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	699,000	598,887

Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	1,600,000	1,613,528

4.63%, 01/13/2028	2,000,000	1,951,790

7.13%, 01/20/2037	2,000,000	2,151,590

CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,000,000	1,993,704

Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	4,323,212

4.50%, 03/15/2029	1,640,000	1,490,793

7.38%, 09/18/2037	3,500,000	3,616,585

6.13%, 01/18/2041	1,950,000	1,726,988

5.63%, 02/26/2044	2,000,000	1,604,200

Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,108,022

7.16%, 03/12/2045(b)	800,000	776,396

	Principal Amount	Value

Sovereign Debt–(continued)
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)(c)	$2,228,000	$2,237,398

7.45%, 04/30/2044(b)	2,935,000	2,851,813

6.85%, 01/27/2045(b)(c)	2,902,000	2,621,360

6.40%, 06/05/2049(b)	935,000	795,847

Ecuador Government International Bond (Ecuador), 5.50%, 07/31/2030(b)(f)	3,135,000	2,555,986

Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	170,550

8.50%, 01/31/2047(b)	2,896,000	2,110,865

7.90%, 02/21/2048(b)	1,200,000	826,771

8.70%, 03/01/2049(b)	2,110,000	1,549,230

El Salvador Government International Bond (El Salvador), 7.65%, 06/15/2035(b)	1,110,000	432,403

Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	519,487

8.13%, 03/26/2032(b)	2,590,000	1,602,174

8.95%, 03/26/2051(b)	738,000	429,221

Hungary Government International Bond (Hungary), 2.13%, 09/22/2031(b)	600,000	482,011

Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	3,830,000	5,149,715

6.63%, 02/17/2037(b)	1,100,000	1,270,009

6.75%, 01/15/2044(b)	2,530,000	3,068,612

Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	647,192

Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,733,095

Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	973,945

Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	1,650,000	1,679,863

5.13%, 07/21/2025(b)	2,000,000	2,095,666

4.88%, 10/14/2044(b)	1,000,000	950,290

6.50%, 07/21/2045(b)	1,700,000	1,927,164

KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	2,074,404

Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	250,159

Mexico Government International Bond (Mexico),
5.55%, 01/21/2045(c)	500,000	490,036

4.60%, 01/23/2046	250,000	213,688

5.75%, 10/12/2110	420,000	382,053

Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	2,318,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	$3,310,000	$3,263,614

5.63%, 01/17/2028(b)	3,725,000	3,741,576

6.75%, 01/17/2048(b)	2,054,000	1,931,273

Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	1,476,098

Panama Government International Bond (Panama),
4.00%, 09/22/2024	3,225,000	3,241,899

7.13%, 01/29/2026	1,110,000	1,226,940

3.88%, 03/17/2028	1,000,000	968,200

Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	1,012,911

Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	300,000	307,350

4.15%, 03/29/2027(b)	2,600,000	2,640,326

Peruvian Government International Bond (Peru),
4.13%, 08/25/2027	1,226,000	1,222,334

2.84%, 06/20/2030	1,170,000	1,045,781

6.55%, 03/14/2037	1,084,000	1,249,370

Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	101,750

10.63%, 03/16/2025	2,144,000	2,572,992

3.00%, 02/01/2028	1,000,000	962,811

6.38%, 01/15/2032	2,000,000	2,318,936

5.00%, 01/13/2037	2,000,000	2,077,546

Qatar Government International Bond (Qatar),
4.00%, 03/14/2029(b)	4,000,000	4,108,536

5.10%, 04/23/2048(b)	3,660,000	4,082,565

RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	743,000	733,445

Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	598,894

4.00%, 01/22/2024	3,595,000	3,637,076

Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	5,853,000	4,658,461

Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	833,000	843,921

3.00%, 02/27/2027(b)	1,250,000	1,165,805

6.13%, 01/22/2044(b)	2,000,000	2,068,656

5.13%, 06/15/2048(b)	2,344,000	2,135,450

4.00%, 02/14/2051(b)	1,750,000	1,337,206

Russian Foreign Bond - Eurobond (Russia),
4.75%, 05/27/2026(b)	3,200,000	672,000

4.25%, 06/23/2027(b)	2,800,000	826,000

12.75%, 06/24/2028(b)	2,060,000	711,730

	Principal Amount	Value

Sovereign Debt–(continued)
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	$500,000	$498,150

3.63%, 03/04/2028(b)	3,100,000	3,099,938

4.38%, 04/16/2029(b)	538,000	560,397

4.50%, 10/26/2046(b)	1,000,000	961,510

5.00%, 04/17/2049(b)	1,548,000	1,611,994

5.25%, 01/16/2050(b)	2,680,000	2,911,166

Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	600,889

4.23%, 03/14/2028(b)	1,019,000	1,012,427

Sri Lanka Government International Bond (Sri Lanka), 6.83%, 07/18/2026(b)	903,000	399,207

Turkey Government International Bond (Turkey),
7.38%, 02/05/2025	527,000	526,520

4.88%, 10/09/2026	326,000	288,631

6.00%, 03/25/2027	1,890,000	1,726,944

7.63%, 04/26/2029	2,430,000	2,327,350

11.88%, 01/15/2030	1,920,000	2,288,486

8.00%, 02/14/2034	1,580,000	1,546,493

6.88%, 03/17/2036	1,218,000	1,051,119

7.25%, 03/05/2038	1,170,000	1,043,932

UAE International Government Bond (United Arab Emirates), 3.25%, 10/19/2061(b)	3,600,000	2,978,298

Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2023(b)	650,000	267,905

7.75%, 09/01/2024(b)	650,000	226,782

7.75%, 09/01/2026(b)	4,450,000	1,518,046

7.75%, 09/01/2027(b)	1,090,000	368,965

9.75%, 11/01/2028(b)	900,000	306,135

Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	2,215,922	2,261,925

		162,913,209

Specialized Consumer Services–0.02%
WW International, Inc., 4.50%, 04/15/2029(b)	308,000	244,093

Specialized REITs–0.06%
American Tower Corp., 1.30%, 09/15/2025	134,000	122,752

EPR Properties, 4.75%, 12/15/2026	75,000	73,670

GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023	32,000	32,501

3.35%, 09/01/2024	203,000	200,402

Iron Mountain, Inc., 5.25%, 07/15/2030(b)	519,000	476,582

		905,907

Specialty Chemicals–0.12%
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	61,074

Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	871,000	828,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Specialty Chemicals–(continued)
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	$832,000	$760,294

		1,649,720

Specialty Stores–0.19%
Bath & Body Works, Inc.,
6.88%, 11/01/2035(c)	1,449,000	1,418,650

6.75%, 07/01/2036	175,000	170,098

LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	377,000	340,550

Staples, Inc., 7.50%, 04/15/2026(b)	786,000	751,880

		2,681,178

Steel–0.01%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	135,503

Systems Software–0.08%
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	678,000	678,000

Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	443,178

		1,121,178

Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026	75,000	75,323

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	262,950

		338,273

Technology Hardware, Storage & Peripherals–0.17%
Apple, Inc., 3.25%, 02/23/2026	150,000	149,821

Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)(c)	497,000	440,561

HP, Inc., 1.45%, 06/17/2026	150,000	134,866

Seagate HDD Cayman, 4.75%, 01/01/2025	249,000	247,443

Xerox Corp., 6.75%, 12/15/2039	513,000	482,530

Xerox Holdings Corp.,
5.00%, 08/15/2025(b)	476,000	457,536

5.50%, 08/15/2028(b)	530,000	477,980

		2,390,737

Thrifts & Mortgage Finance–0.19%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	1,356,000	1,351,823

Home Point Capital, Inc., 5.00%, 02/01/2026(b)	466,000	368,727

PennyMac Financial Services, Inc.,
5.38%, 10/15/2025(b)	362,000	342,801

5.75%, 09/15/2031(b)	280,000	230,089

Radian Group, Inc., 6.63%, 03/15/2025(c)	334,000	340,435

		2,633,875

Tires & Rubber–0.07%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	341,000	364,017

	Principal Amount	Value

Tires & Rubber–(continued)
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	$567,000	$595,299

		959,316

Tobacco–0.04%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	135,561

BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	126,831

Vector Group Ltd., 5.75%, 02/01/2029(b)	317,000	278,692

		541,084

Trading Companies & Distributors–0.04%
Aircastle Ltd., 4.40%, 09/25/2023	40,000	40,196

Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	541,000	516,327

		556,523

Trucking–0.04%
Hertz Corp. (The), 5.00%, 12/01/2029(b)	253,000	221,701

Ryder System, Inc., 3.65%, 03/18/2024	200,000	199,466

XPO Logistics, Inc., 6.25%, 05/01/2025(b)	154,000	157,651

		578,818

Wireless Telecommunication Services–0.22%
Sprint Corp.,
7.63%, 02/15/2025	935,000	995,654

7.63%, 03/01/2026	940,000	1,021,949

T-Mobile USA, Inc.,
2.25%, 02/15/2026(c)	626,000	576,599

2.25%, 02/15/2026(b)	508,000	467,911

		3,062,113

Total U.S. Dollar Denominated Bonds & Notes (Cost $499,178,638)		446,085,195

Equity Linked Notes–25.42%
Diversified Banks–17.31%
Bank of Montreal (Materials Select Sector SPDR Fund) (Canada), 14.90%, 05/17/2022(b)	8,887,000	8,508,253

Bank of Montreal (Utilities Select Sector SPDR Fund) (Canada), 17.38%, 05/17/2022(b)	9,459,000	8,549,159

BNP Paribas Issuance B.V. (Consumer Discretionary Select Sector SPDR Fund) (France),
16.10%, 05/11/2022(b)	14,316,000	11,737,108

18.26%, 05/20/2022(b)	13,924,000	12,431,391

BNP Paribas Issuance B.V. (Consumer Staples Select Sector SPDR Fund) (France),
11.30%, 05/03/2022(b)	10,895,000	11,146,888

12.95%, 05/19/2022(b)	10,248,000	10,026,546

14.95%, 06/07/2022(b)	10,190,000	9,713,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Multi-Asset Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
Canadian Imperial Bank of Commerce (Technology Select Sector SPDR Fund) (Canada),
Series 1, 15.22%, 05/02/2022	$20,056,000	$17,748,126

14.69%, 06/03/2022(b)	18,349,000	18,184,173

Citigroup Global Markets Holdings, Inc. (Health Care Select Sector SPDR Fund), 15.34%, 05/13/2022(b)	15,660,000	14,365,325

JPMorgan Chase Bank, N.A. (Technology Select Sector SPDR Fund),
16.50%, 05/04/2022(b)	19,431,000	16,598,967

13.81%, 05/10/2022(b)	19,820,000	17,146,155

20.42%, 06/08/2022(b)	18,886,000	18,886,000

Royal Bank of Canada (Financial Select Sector SPDR Fund) (Canada), Conv., 12.25%, 05/12/2022(b)	12,967,000	11,624,439

Royal Bank of Canada (iShares US Real Estate ETF) (Canada), Conv., 12.40%, 05/24/2022(b)	9,275,000	8,835,523

Royal Bank of Canada (Technology Select Sector SPDR Fund) (Canada), Conv., 16.68%, 05/27/2022(b)	18,634,000	17,701,230

Societe Generale S.A. (Technology Select Sector SPDR Fund) (France), 11.40%, 05/16/2022(b)	13,865,000	13,063,915

UBS AG (Industrial Select Sector SPDR Fund) (Switzerland), Series 1, 17.75%, 05/18/2022(b)	19,330,000	18,365,194

		244,632,006

Diversified Capital Markets–1.77%
Credit Suisse AG (Financial Select Sector SPDR Fund) (Switzerland), 18.95%, 06/01/2022(b)	12,301,000	11,661,226

Credit Suisse AG (Health Care Select Sector SPDR Fund) (Switzerland), 13.25%, 05/26/2022(b)	14,843,000	13,350,466

		25,011,692

Investment Banking & Brokerage–6.34%
GS Finance Corp. (Energy Select Sector SPDR Fund), 22.46%, 05/24/2023(b)	12,871,000	11,739,125

GS Finance Corp. (Financial Select Sector SPDR Fund), 12.93%, 05/25/2022(b)	12,319,000	11,083,919

GS Finance Corp. (Health Care Select Sector SPDR Fund), 15.54%, 06/02/2022(b)	14,710,000	14,430,279

GS Finance Corp. (Industrial Select Sector SPDR Fund), 12.05%, 05/09/2022(b)	14,284,000	12,477,203

	Principal Amount	Value

Investment Banking & Brokerage–(continued)
Nomura International Funding Pte. Ltd. (Communication Services Select Sector SPDR Fund) (Japan), 13.98%, 05/23/2022(b)	$16,229,000	$13,935,353

Nomura International Funding Pte. Ltd. (Consumer Discretionary Select Sector SPDR Fund) (Japan), 15.52%, 05/31/2022(b)	13,713,000	12,660,506

Nomura International Funding Pte. Ltd. (iShares Communications Services Select Sector SPDR Fund) (Japan), 11.52%, 05/06/2022(b)	17,243,000	13,303,501

		89,629,886

Total Equity Linked Notes (Cost $388,706,656)		359,273,584

U.S. Treasury Securities–19.20%
U.S. Treasury Bills–0.07%
0.11% - 0.43%, 05/26/2022(g)(h)	574,000	573,873

0.80% - 0.99%, 09/15/2022(h)	375,000	373,471

		947,344

U.S. Treasury Bonds–16.18%
1.88%, 11/15/2051	291,500,000	228,713,634

U.S. Treasury Notes–2.95%
0.13%, 01/31/2023	6,950,000	6,860,665

0.75%, 12/31/2023	13,250,000	12,846,289

1.13%, 01/15/2025	15,250,000	14,557,793

1.25%, 12/31/2026	8,100,000	7,502,309

		41,767,056

Total U.S. Treasury Securities (Cost $316,778,545)		271,428,034

	Shares

Preferred Stocks–8.62%
Alternative Carriers–0.10%
Qwest Corp., 6.50%, Pfd.	39,898	891,720

Qwest Corp., 6.75%, Pfd.	26,198	587,883

		1,479,603

Apparel, Accessories & Luxury Goods–0.01%
Fossil Group, Inc., 7.00%, Pfd.	6,054	145,296

Asset Management & Custody Banks–0.24%
Affiliated Managers Group, Inc., 5.88%, Pfd.	12,140	296,095

Affiliated Managers Group, Inc., 4.75%, Pfd.	11,094	218,552

Affiliated Managers Group, Inc., 4.20%, Pfd.	8,037	143,701

Apollo Asset Management, Inc., 6.38%, Series A, Pfd.	11,450	284,761

Apollo Asset Management, Inc., 6.38%, Series B, Pfd.	12,492	318,296

Northern Trust Corp., 4.70%, Series E, Pfd.	16,144	366,469

Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	6,489	165,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Multi-Asset Income Fund

	Shares	Value

Asset Management & Custody Banks–(continued)
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	9,032	$225,348

Prospect Capital Corp., 5.35%, Series A, Pfd.	6,054	117,448

State Street Corp., 5.35%, Series G, Pfd.(e)	20,289	517,572

State Street Corp., 5.90%, Series D, Pfd.(c)(e)	30,158	759,982

		3,414,148

Automobile Manufacturers–0.11%
Ford Motor Co., 6.20%, Pfd.	30,132	778,912

Ford Motor Co., 6.00%, Pfd.	32,428	815,240

		1,594,152

Consumer Finance–0.28%
Capital One Financial Corp., 5.00%, Series I, Pfd.	60,541	1,258,042

Capital One Financial Corp., 4.80%, Series J, Pfd.	50,450	1,000,424

Capital One Financial Corp., 4.63%, Series K, Pfd.	5,044	95,029

Capital One Financial Corp., 4.38%, Series L, Pfd.	27,244	495,023

Capital One Financial Corp., 4.25%, Series N, Pfd.	17,153	302,922

Navient Corp., 6.00%, Pfd.	12,108	248,940

Synchrony Financial, 5.63%, Series A, Pfd.	30,270	625,984

		4,026,364

Department Stores–0.01%
Dillard’s Capital Trust I, 7.50%, Pfd.	8,072	219,962

Diversified Banks–2.03%
Bank of America Corp., 6.00%, Series GG, Pfd.	62,528	1,564,450

Bank of America Corp., 5.88%, Series HH, Pfd.	39,508	967,156

Bank of America Corp., 5.38%, Series KK, Pfd.	67,474	1,516,815

Bank of America Corp., 5.00%, Series LL, Pfd.	67,369	1,424,181

Bank of America Corp., 4.38%, Series NN, Pfd.(c)	62,256	1,144,265

Bank of America Corp., 4.13%, Series PP, Pfd.	48,676	872,761

Bank of America Corp., 4.25%, Series QQ, Pfd.	60,111	1,071,779

Citigroup, Inc., 7.13%, Series J, Pfd.(e)	38,343	1,000,752

Citigroup, Inc., 6.88%, Series K, Pfd.(e)	60,339	1,600,190

JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	68,381	1,678,753

JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	74,333	1,862,042

JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	36,139	732,176

JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	61,337	1,164,790

JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	74,491	1,443,636

JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	80,795	1,463,197

	Shares	Value

Diversified Banks–(continued)
U.S. Bancorp, 5.50%, Series K, Pfd.	22,647	$546,699

U.S. Bancorp, 3.75%, Series L, Pfd.	20,674	352,698

U.S. Bancorp, 4.00%, Series M, Pfd.	30,601	543,168

U.S. Bancorp, 4.50%, Series O, Pfd.	18,073	358,388

Wells Fargo & Co., 5.63%, Series Y, Pfd.	26,803	632,551

Wells Fargo & Co., 5.85%, Series Q, Pfd.(e)	70,556	1,720,861

Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	33,180	870,975

Wells Fargo & Co., 4.75%, Series Z, Pfd.	81,822	1,591,438

Wells Fargo & Co., 4.70%, Series AA, Pfd.	47,392	914,666

Wells Fargo & Co., 4.38%, Series CC, Pfd.	42,307	764,910

Wells Fargo & Co., 4.25%, Series DD, Pfd.	50,780	899,822

		28,703,119

Diversified Chemicals–0.01%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	1,688	160,394

Diversified REITs–0.08%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	6,845	173,452

Global Net Lease, Inc., 6.88%, Series B, Pfd.	4,560	111,674

iStar, Inc., 8.00%, Series D, Pfd.	4,036	103,322

iStar, Inc., 7.50%, Series I, Pfd.	5,045	126,781

PS Business Parks, Inc., 5.25%, Series X, Pfd., (Acquired 09/20/2017-05/14/2020; Cost $286,957)(i)	11,612	228,989

PS Business Parks, Inc., 5.20%, Series Y, Pfd., (Acquired 12/04/2017-05/15/2020; Cost $255,083)(i)	10,196	201,983

PS Business Parks, Inc., 4.88%, Series Z, Pfd.	8,371	154,026

		1,100,227

Electric Utilities–0.51%
Alabama Power Co., 5.00%, Series A, Pfd.	9,610	242,172

BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	12,156	245,430

Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	10,782	209,710

Duke Energy Corp., 5.63%, Pfd.	20,220	515,408

Duke Energy Corp., 5.75%, Series A, Pfd.	40,321	1,049,959

Entergy Arkansas LLC, 4.88%, Pfd.	16,675	411,372

Entergy Louisiana LLC, 4.88%, Pfd.	10,914	268,484

Entergy Mississippi LLC, 4.90%, Pfd.	10,487	252,946

Entergy New Orleans LLC, 5.50%, Pfd.	4,304	105,405

Georgia Power Co., 5.00%, Series 2017-A, Pfd.	10,481	258,461

National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	10,090	242,664

Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	4,250	106,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Multi-Asset Income Fund

	Shares	Value

Electric Utilities–(continued)
SCE Trust II, 5.10%, Pfd.	6,678	$146,248

SCE Trust III, 5.75%, Series H, Pfd.(e)	11,099	260,161

SCE Trust IV, 5.38%, Series J, Pfd.(e)	13,117	285,951

SCE Trust V, 5.45%, Series K, Pfd.(e)	11,878	283,528

SCE Trust VI, 5.00%, Pfd.	21,665	436,550

Southern Co. (The), 5.25%, Pfd.	18,111	406,773

Southern Co. (The), 4.95%, Series 2020, Pfd.	40,790	861,485

Southern Co. (The), 4.20%, Series C, Pfd.	30,881	605,576

		7,194,363

Gas Utilities–0.03%
South Jersey Industries, Inc., 5.63%, Pfd.	8,072	141,260

Spire, Inc., 5.90%, Series A, Pfd.	10,090	252,048

		393,308

Health Care REITs–0.03%
Diversified Healthcare Trust, 5.63%, Pfd.	25,180	419,247

Independent Power Producers & Energy Traders–0.05%
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	27,748	697,585

Integrated Telecommunication Services–0.32%
AT&T, Inc., 5.35%, Pfd.	53,377	1,323,216

AT&T, Inc., 5.63%, Pfd.(c)	33,297	832,425

AT&T, Inc., 5.00%, Series A, Pfd.	48,433	993,845

AT&T, Inc., 4.75%, Series C, Pfd.	70,631	1,370,948

		4,520,434

Internet & Direct Marketing Retail–0.12%
Qurate Retail, Inc., 8.00%, Pfd.	12,816	1,044,248

QVC, Inc., 6.38%, Pfd.	8,984	202,140

QVC, Inc., 6.25%, Pfd.	19,975	440,848

		1,687,236

Investment Banking & Brokerage–0.67%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	9,379	176,138

Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	17,250	326,888

Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	29,717	749,463

Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	24,828	500,036

Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.(e)	40,353	1,026,580

Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	28,259	723,430

Morgan Stanley, 5.85%, Series K, Pfd.(e)	40,360	1,018,283

Morgan Stanley, 7.13%, Series E, Pfd.(e)	34,811	909,611

Morgan Stanley, 6.88%, Series F, Pfd.(e)	34,306	891,956

Morgan Stanley, 6.38%, Series I, Pfd.(e)	40,360	1,050,571

Morgan Stanley, 4.88%, Series L, Pfd.	20,180	416,313

Morgan Stanley, 4.25%, Series O, Pfd.	52,469	937,096

Stifel Financial Corp., 5.20%, Pfd.	9,103	197,353

	Shares	Value

Investment Banking & Brokerage–(continued)
Stifel Financial Corp., 6.25%, Series B, Pfd.	6,368	$160,792

Stifel Financial Corp., 6.13%, Series C, Pfd.	9,126	229,428

Stifel Financial Corp., 4.50%, Series D, Pfd.	12,137	229,025

		9,542,963

Leisure Products–0.04%
Brunswick Corp., 6.50%, Pfd.	7,465	190,358

Brunswick Corp., 6.63%, Pfd.	5,045	129,253

Brunswick Corp., 6.38%, Pfd.	9,284	234,142

		553,753

Life & Health Insurance–0.65%
AEGON Funding Co. LLC, 5.10%, Pfd.	37,333	789,593

American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	16,120	398,003

American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	12,131	314,072

Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	34,574	879,908

Athene Holding Ltd., 5.63%, Series B, Pfd.	13,792	313,768

Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	24,024	633,753

Athene Holding Ltd., 4.88%, Series D, Pfd.	23,023	459,079

Brighthouse Financial, Inc., 6.25%, Pfd.	15,322	392,090

Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	17,119	431,741

Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	16,212	415,027

Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	23,161	495,877

Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	14,028	244,929

CNO Financial Group, Inc., 5.13%, Pfd.	6,054	124,107

Globe Life, Inc., 4.25%, Pfd.	13,117	259,192

MetLife, Inc., 5.63%, Series E, Pfd.	32,486	826,769

MetLife, Inc., 4.75%, Series F, Pfd.	40,365	909,423

Prudential Financial, Inc., 5.63%, Pfd.	22,884	566,379

Prudential Financial, Inc., 4.13%, Pfd.(c)	20,050	414,333

Unum Group, 6.25%, Pfd.	12,108	308,028

		9,176,071

Multi-line Insurance–0.08%
American International Group, Inc., 5.85%, Series A, Pfd.	20,180	499,455

Assurant, Inc., 5.25%, Pfd.	10,090	220,568

Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	13,924	360,353

		1,080,376

Multi-Utilities–0.29%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(e)	11,609	300,325

Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	14,121	361,498

Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	8,104	157,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Multi-Asset Income Fund

	Shares	Value

Multi-Utilities–(continued)
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	8,625	$163,271

CMS Energy Corp., 5.63%, Pfd.	6,939	172,573

CMS Energy Corp., 5.88%, Pfd.(j)	7,290	183,416

CMS Energy Corp., 5.88%, Pfd.(j)	30,830	772,292

CMS Energy Corp., 4.20%, Series C, Pfd.	8,968	167,702

DTE Energy Co., 4.38%, Series G, Pfd.	7,020	139,066

DTE Energy Co., 4.38%, Pfd.(c)	11,427	226,597

Integrys Holding, Inc., 6.00%, Pfd.(e)	10,480	264,620

NiSource, Inc., 6.50%, Series B, Pfd.(e)	20,180	528,111

Sempra Energy, 5.75%, Pfd.	30,573	732,223

		4,169,235

Office REITs–0.12%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	17,153	325,392

Office Properties Income Trust, 6.38%, Pfd.	6,538	150,505

SL Green Realty Corp., 6.50%, Series I, Pfd.	9,283	237,459

Vornado Realty Trust, 5.40%, Series L, Pfd.	9,233	185,306

Vornado Realty Trust, 5.25%, Series M, Pfd.	12,201	237,188

Vornado Realty Trust, 5.25%, Series N, Pfd.	12,389	238,488

Vornado Realty Trust, 4.45%, Series O, Pfd.	15,961	279,956

		1,654,294

Office Services & Supplies–0.03%
Pitney Bowes, Inc., 6.70%, Pfd.	17,153	382,683

Oil & Gas Storage & Transportation–0.18%
DCP Midstream L.P., 7.88%, Series B, Pfd.(e)	6,508	156,908

DCP Midstream L.P., 7.95%, Series C, Pfd.(e)	4,440	107,892

Enbridge, Inc., 6.38%, Series B, Pfd.(e)	24,216	605,400

Energy Transfer L.P., 7.63%, Series D, Pfd.(e)	17,135	411,926

Energy Transfer L.P., 7.38%, Series C, Pfd.(e)	17,981	427,408

Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	33,286	805,521

		2,515,055

Other Diversified Financial Services–0.17%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	14,273	250,919

Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.(c)	10,602	196,561

Carlyle Finance LLC, 4.63%, Pfd.	20,180	378,577

Equitable Holdings, Inc., 5.25%, Series A, Pfd.	32,106	698,627

Equitable Holdings, Inc., 4.30%, Series C, Pfd.	12,324	228,610

KKR Group Finance Co. IX LLC, 4.63%, Pfd.	20,180	388,869

Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	12,108	298,462

		2,440,625

	Shares	Value

Property & Casualty Insurance–0.42%
Allstate Corp. (The), 5.63%, Series G, Pfd.	23,229	$567,949

Allstate Corp. (The), 5.10%, Series H, Pfd.	46,396	1,036,023

Allstate Corp. (The), 4.75%, Series I, Pfd.	12,104	262,778

American Financial Group, Inc., 5.88%, Pfd.	4,828	119,155

American Financial Group, Inc., 5.13%, Pfd.	7,947	175,867

American Financial Group, Inc., 5.63%, Pfd.	6,088	148,730

American Financial Group, Inc., 4.50%, Pfd.	8,419	169,222

Arch Capital Group Ltd., 5.45%, Series F, Pfd.	13,033	295,197

Arch Capital Group Ltd., 4.55%, Series G, Pfd.	20,511	395,657

Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	6,061	152,495

Argo Group U.S., Inc., 6.50%, Pfd.	5,795	142,731

Aspen Insurance Holdings Ltd., 5.63%, Pfd.	10,081	234,786

Aspen Insurance Holdings Ltd., 5.95%, Pfd.(e)	11,117	272,255

Aspen Insurance Holdings Ltd., 5.63%, Pfd.	10,081	233,375

AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	22,198	496,125

PartnerRe Ltd., 4.88%, Series J, Pfd.	8,072	162,086

Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	8,072	155,951

W.R. Berkley Corp., 5.70%, Pfd.	6,983	166,964

W.R. Berkley Corp., 5.10%, Pfd.	12,239	263,873

W.R. Berkley Corp., 4.25%, Pfd.	10,617	199,918

W.R. Berkley Corp., 4.13%, Pfd.	12,008	236,798

		5,887,935

Real Estate Operating Companies–0.08%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	6,674	146,427

Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	9,494	200,228

Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	11,649	230,068

Brookfield Property Preferred L.P., 6.25%, Pfd.	27,087	565,306

		1,142,029

Regional Banks–1.05%
Associated Banc-Corp., 5.88%, Series E, Pfd.	4,036	104,411

Associated Banc-Corp., 5.63%, Series F, Pfd.	4,036	97,752

Bank of Hawaii Corp., 4.38%, Series A, Pfd.	7,265	144,428

Bank OZK, 4.63%, Series A, Pfd.	14,126	254,268

Cadence Bank, 5.50%, Series A, Pfd.	6,962	168,759

Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	8,624	223,103

Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	22,087	456,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Multi-Asset Income Fund

	Shares	Value

Regional Banks–(continued)
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	6,205	$124,410

F.N.B. Corp., 7.25%, Pfd.(e)	4,475	114,963

Fifth Third Bancorp, 6.63%, Series I, Pfd.(e)	19,645	508,609

Fifth Third Bancorp, 6.00%, Series A, Pfd.	5,096	129,693

Fifth Third Bancorp, 4.95%, Series K, Pfd.	11,653	246,461

First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	13,925	326,680

First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	8,072	185,575

First Horizon Corp., 6.50%, Pfd.	6,545	170,890

First Horizon Corp., 6.10%, Series D, Pfd.(e)	3,550	88,573

First Horizon Corp., 4.70%, Series F, Pfd.	6,054	119,567

First Republic Bank, 5.13%, Series H, Pfd.	7,280	154,118

First Republic Bank, 5.50%, Series I, Pfd.	11,602	268,702

First Republic Bank, 4.70%, Series J, Pfd.	15,810	305,133

First Republic Bank, 4.13%, Series K, Pfd.	21,393	376,089

First Republic Bank, 4.25%, Series L, Pfd.	30,224	539,801

First Republic Bank, 4.00%, Series M, Pfd.	30,330	530,775

First Republic Bank, 4.50%, Series N, Pfd.	30,193	567,326

Fulton Financial Corp., 5.13%, Series A, Pfd.	8,072	170,077

Hancock Whitney Corp., 6.25%, Pfd.	6,909	174,763

Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	20,601	386,063

Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	6,710	165,401

KeyCorp, 6.13%, Series E, Pfd.(e)	20,542	548,677

KeyCorp, 5.65%, Series F, Pfd.	17,051	402,745

KeyCorp, 5.63%, Series G, Pfd.	17,866	425,211

M&T Bank Corp., 5.63%, Series H, Pfd.(e)	11,436	275,608

Old National Bancorp, 7.00%, Series C, Pfd.	4,933	129,245

Old National Bancorp, 7.00%, Series A, Pfd.	4,371	114,389

Popular Capital Trust II, 6.13%, Pfd.	5,247	137,996

Regions Financial Corp., 6.38%, Series B, Pfd.(e)	19,507	501,330

Regions Financial Corp., 5.70%, Series C, Pfd.(e)	20,322	492,808

Regions Financial Corp., 4.45%, Series E, Pfd.	16,797	314,104

Signature Bank, 5.00%, Series A, Pfd.	29,463	563,627

Silvergate Capital Corp., 5.38%, Series A, Pfd.	8,072	153,691

SVB Financial Group, 5.25%, Series A, Pfd.	14,126	306,110

Synovus Financial Corp., 6.30%, Series D, Pfd.(e)	8,093	200,706

	Shares	Value

Regional Banks–(continued)
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	14,106	$360,690

Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	12,108	268,434

Truist Financial Corp., 5.25%, Series O, Pfd.	22,632	521,668

Truist Financial Corp., 4.75%, Series R, Pfd.	37,967	771,110

Valley National Bancorp, 6.25%, Series A, Pfd.(e)	4,641	122,337

Washington Federal, Inc., 4.88%, Series A, Pfd.	12,108	231,868

Webster Financial Corp., 5.25%, Series F, Pfd.	6,054	128,284

Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	12,108	266,013

Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	5,030	131,736

Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	11,618	308,923

		14,780,017

Reinsurance–0.13%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	16,631	427,417

Enstar Group Ltd., 7.00%, Series E, Pfd.	3,946	100,031

Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	16,144	417,484

RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	9,962	239,686

RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	20,335	381,891

SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	8,072	213,262

		1,779,771

Renewable Electricity–0.01%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	8,104	169,049

Residential REITs–0.03%
American Homes 4 Rent, 5.88%, Series F, Pfd., (Acquired 07/18/2017-07/07/2020; Cost $295,917)(i)	12,007	301,856

American Homes 4 Rent, 5.88%, Series G, Pfd., (Acquired 07/18/2017; Cost $83,901)(i)	3,344	84,436

American Homes 4 Rent, 6.25%, Series H, Pfd., (Acquired 04/02/2019; Cost $74,954)(i)	2,972	78,193

		464,485

Retail REITs–0.08%
Agree Realty Corp., 4.25%, Series A, Pfd.	7,063	132,714

Federal Realty Investment Trust, 5.00%, Series C, Pfd., (Acquired 06/14/2018-05/14/2020; Cost $174,561)(i)	7,237	177,017

Kimco Realty Corp., 5.13%, Series L, Pfd.	9,100	223,496

Kimco Realty Corp., 5.25%, Series M, Pfd.	10,657	258,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Multi-Asset Income Fund

	Shares	Value

Retail REITs–(continued)
SITE Centers Corp., 6.38%, Series A, Pfd.	7,063	$174,103

Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	6,962	172,100

		1,137,756

Specialized REITs–0.33%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	8,228	194,592

Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	8,369	213,242

Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	13,880	326,874

EPR Properties, 5.75%, Series G, Pfd., (Acquired 05/12/2020-06/02/2020; Cost $123,575(i)	7,112	167,061

Public Storage, 5.15%, Series F, Pfd.	4,007	99,173

Public Storage, 5.05%, Series G, Pfd.	8,839	212,932

Public Storage, 5.60%, Series H, Pfd.	11,868	301,685

Public Storage, 4.88%, Series I, Pfd.	13,170	306,334

Public Storage, 4.70%, Series J, Pfd.	6,609	148,108

Public Storage, 4.75%, Series K, Pfd.	9,294	216,178

Public Storage, 4.63%, Series L, Pfd.	24,604	543,748

Public Storage, 4.13%, Series M, Pfd.	9,981	197,624

Public Storage, 3.88%, Series N, Pfd.	12,392	230,739

Public Storage, 3.90%, Series O, Pfd.	7,641	140,747

Public Storage, 4.00%, Series P, Pfd.	26,849	507,715

Public Storage, 3.95%, Series Q, Pfd.	8,261	155,720

Public Storage, 4.00%, Series R, Pfd.	14,457	272,948

Public Storage, 4.10%, Series S, Pfd., (Acquired 01/04/2022; Cost $500,000)(i)	20,000	388,200

		4,623,620

Thrifts & Mortgage Finance–0.04%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	20,786	534,616

Trading Companies & Distributors–0.13%
Air Lease Corp., 6.15%, Series A, Pfd.(e)	10,090	252,250

Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(e)	4,999	117,977

Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series A, Pfd.(e)	4,210	101,335

Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series C, Pfd.(e)	4,232	103,430

Triton International Ltd., 8.00%, Pfd.	5,750	149,960

Triton International Ltd., 7.38%, Pfd.	7,045	180,704

Triton International Ltd., 6.88%, Pfd.	6,008	149,059

Triton International Ltd., 5.75%, Series E, Pfd.	7,192	169,659

WESCO International, Inc., 10.63%, Series A, Pfd.(e)	21,806	622,561

		1,846,935

Wireless Telecommunication Services–0.16%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.	16,930	400,564

	Shares		Value

Wireless Telecommunication Services–(continued)
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		27,796	$562,313

United States Cellular Corp., 6.25%, Pfd.		20,610	446,619

United States Cellular Corp., 5.50%, Pfd.		19,980	401,198

United States Cellular Corp., 5.50%, Pfd.		19,980	402,397

			2,213,091

Total Preferred Stocks (Cost $137,620,207)			121,849,797

		Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.71%(k)
Aerospace & Defense–0.03%
Airbus SE (France), 2.38%, 04/02/2024(b)	EUR	257,000	276,768

Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	200,000	207,435

			484,203

Agricultural Products–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	130,118

Apparel, Accessories & Luxury Goods–0.01%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(b)	EUR	100,000	108,187

Application Software–0.01%
SAP SE (Germany), 0.01%, 05/17/2023(b)	EUR	200,000	210,168

Auto Parts & Equipment–0.01%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	103,156

Automobile Manufacturers–0.04%
BMW Finance N.V. (Germany),
0.63%, 10/06/2023(b)	EUR	75,000	79,118

1.00%, 01/21/2025(b)	EUR	150,000	157,460

Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	48,333

Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	102,996

Volkswagen Financial Services AG (Germany), 0.13%, 02/12/2027(b)	EUR	30,000	28,292

Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	101,987

0.38%, 07/20/2026(b)	EUR	85,000	82,632

			600,818

Brewers–0.01%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(b)	EUR	175,000	192,867

Broadcasting–0.01%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	125,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Multi-Asset Income Fund

	Principal Amount		Value

Broadcasting–(continued)
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	$104,337

			229,827

Building Products–0.01%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023(b)	EUR	100,000	105,410

Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	124,010

Casinos & Gaming–0.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	213,303	237,931

Construction & Engineering–0.01%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(b)	EUR	100,000	108,764

Construction Materials–0.00%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	40,000	41,794

Consumer Finance–0.02%
Santander Consumer Finance S.A. (Spain),
1.13%, 10/09/2023(b)	EUR	100,000	105,825

1.00%, 02/27/2024(b)	EUR	200,000	210,457

			316,282

Data Processing & Outsourced Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	99,516

Diversified Banks–0.20%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(b)	EUR	200,000	205,970

Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(b)	EUR	100,000	104,920

0.63%, 11/19/2027(b)	EUR	100,000	95,799

Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	200,151

BNP Paribas S.A. (France),
1.50%, 11/17/2025(b)	EUR	100,000	103,821

0.25%, 04/13/2027(b)(e)	EUR	100,000	97,338

BPCE S.A. (France),
0.88%, 01/31/2024(b)	EUR	100,000	104,880

0.63%, 09/26/2024(b)	EUR	300,000	310,067

Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(b)	EUR	100,000	104,898

Credit Agricole S.A. (France),
1.00%, 09/16/2024(b)	EUR	100,000	105,122

1.38%, 03/13/2025(b)	EUR	100,000	104,397

0.38%, 10/21/2025(b)	EUR	100,000	100,411

	Principal Amount		Value

Diversified Banks–(continued)
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(b)	EUR	100,000	$102,736

Euroclear Bank S.A. (Belgium), 0.50%, 07/10/2023(b)	EUR	100,000	105,677

HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023(b)	EUR	200,000	211,862

ING Groep N.V. (Netherlands),
1.00%, 09/20/2023(b)	EUR	100,000	106,099

1.13%, 02/14/2025(b)	EUR	100,000	104,292

KBC Group N.V. (Belgium), 1.13%, 01/25/2024(b)	EUR	100,000	105,919

Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	100,003

Nationale-Nederlanden Bank N.V. (The) (Netherlands), 0.38%, 05/31/2023(b)	EUR	200,000	210,436

Nordea Bank Abp (Finland), 1.13%, 02/12/2025(b)	EUR	100,000	104,885

OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(b)	EUR	100,000	104,236

			2,893,919

Diversified Capital Markets–0.01%
Deutsche Bank AG (Germany), 2.63%, 02/12/2026(b)	EUR	100,000	105,446

Diversified Chemicals–0.01%
BASF SE (Germany),
0.10%, 06/05/2023(b)	EUR	100,000	105,101

2.50%, 01/22/2024(b)	EUR	54,000	58,649

			163,750

Diversified Support Services–0.01%
APRR S.A. (France), 1.50%, 01/15/2024(b)	EUR	100,000	106,650

Electric Utilities–0.01%
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	103,015

Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	115,000	129,507

			232,522

Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	102,168

Gas Utilities–0.01%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	104,307

Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	106,675

Health Care Services–0.00%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	30,079

Integrated Oil & Gas–0.03%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	135,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Multi-Asset Income Fund

	Principal Amount		Value

Integrated Oil & Gas–(continued)
OMV AG (Austria), 0.75%, 12/04/2023(b)	EUR	95,000	$100,215

Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	164,605

			400,089

Integrated Telecommunication Services–0.01%
Vantage Towers AG (Germany), 0.38%, 03/31/2027(b)	EUR	100,000	96,375

IT Consulting & Other Services–0.01%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	103,356

Life & Health Insurance–0.01%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(b)	EUR	100,000	112,438

New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	97,953

			210,391

Multi-Sector Holdings–0.02%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	102,390

Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023(b)	EUR	200,000	213,010

			315,400

Office REITs–0.03%
Globalworth Real Estate Investments Ltd. (Romania), 2.95%, 07/29/2026(b)	EUR	100,000	98,971

Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	300,000	312,778

			411,749

Other Diversified Financial Services–0.04%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(b)	EUR	100,000	100,941

Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(d)	EUR	109,374	100,677

LeasePlan Corp. N.V. (Netherlands),
0.13%, 09/13/2023	EUR	100,000	104,136

3.50%, 04/09/2025(b)	EUR	200,000	220,472

			526,226

Pharmaceuticals–0.02%
Bayer AG (Germany), 0.38%, 07/06/2024(b)	EUR	200,000	207,357

Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	106,844

			314,201

Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	102,975

	Principal Amount		Value

Real Estate Operating Companies–0.01%
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(b)	EUR	100,000	$93,625

Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	104,345

Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	154,719

Specialized REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	104,372

Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	109,022

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,221,682)			9,985,412

Variable Rate Senior Loan Interests–0.12%(l)(m)
Commodity Chemicals–0.12%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.56% (1 mo. USD LIBOR + 3.75%), 04/20/2028 (Cost $1,665,032)	$	1,681,850	1,666,428

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		54,078	48,815

GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(n)		1,993	2,054

Total Asset-Backed Securities (Cost $51,067)			50,869

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs, IO,
6.03% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(o)(p)		232	4

9.25% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(o)(p)		20	1

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,201)			5

		Shares

Common Stocks & Other Equity Interests–0.00%
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain) (Cost $0)(q)(r)		4,076	0

Money Market Funds–18.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(s)(t)		86,171,742	86,171,742

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(s)(t)		69,711,657	69,697,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Multi-Asset Income Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.23%(s)(t)	98,481,992	$98,481,992

Total Money Market Funds (Cost $254,351,271)		254,351,448

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.63% (Cost $1,609,574,299)		1,464,690,772

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.45%
Invesco Private Government Fund, 0.40%(s)(t)(u)	10,386,517	10,386,517

Investment Abbreviations:

Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SPDR	– Standard & Poor’s Depositary Receipt
USD	– U.S. Dollar

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.35%(s)(t)(u)	24,235,205	$24,235,205

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,619,109)		34,621,722

TOTAL INVESTMENTS IN SECURITIES–106.08% (Cost $1,644,193,408)		1,499,312,494

OTHER ASSETS LESS LIABILITIES–(6.08)%		(85,881,152)

NET ASSETS–100.00%		$1,413,431,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $639,184,220, which represented 45.22% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Restricted security. The aggregate value of these securities at April 30, 2022 was $1,627,735, which represented less than 1% of the Fund’s Net Assets.
(j)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2022.
(q)	Non-income producing security.
(r)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(s)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,515,254	$165,875,205	$(172,218,717)	$-	$-	$86,171,742	$22,401
Invesco Liquid Assets Portfolio, Institutional Class	74,264,221	118,482,289	(123,013,369)	(12,662)	(22,765)	69,697,714	28,446
Invesco Treasury Portfolio, Institutional Class	105,731,720	189,571,662	(196,821,390)	-	-	98,481,992	27,856
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,713,748	44,835,497	(51,162,728)	-	-	10,386,517	6,606*
Invesco Private Prime Fund	38,998,746	76,311,595	(91,061,114)	2,613	(16,635)	24,235,205	23,836*
Total	$328,223,689	$595,076,248	$(634,277,318)	$(10,049)	$(39,400)	$288,973,170	$109,145

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini Russell 2000 Index	173	June-2022	$16,100,245	$(1,891,307)	$(1,891,307)

E-Mini S&P 500 Index	202	June-2022	41,687,750	(3,000,086)	(3,000,086)

EURO STOXX 50 Index	200	June-2022	7,882,588	67,056	67,056

FTSE 100 Index	400	June-2022	37,788,899	1,873,874	1,873,874

MSCI Emerging Market Index	100	June-2022	5,287,000	(417,813)	(417,813)

Tokyo Stock Price Index	222	June-2022	32,553,728	250,959	250,959

Subtotal				(3,117,317)	(3,117,317)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Multi-Asset Income Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	12	June-2022	$1,352,063	$(16,687)	$(16,687)

U.S. Treasury 10 Year Notes	172	June-2022	20,494,875	(987,984)	(987,984)

U.S. Treasury 10 Year Ultra Notes	161	June-2022	20,769,000	(1,308,016)	(1,308,016)

U.S. Treasury Ultra Bonds	16	June-2022	2,567,000	(267,344)	(267,344)

Subtotal				(2,580,031)	(2,580,031)

Subtotal–Long Futures Contracts				(5,697,348)	(5,697,348)

Short Futures Contracts

Interest Rate Risk

Euro-Bobl	30	June-2022	(4,025,057)	166,957	166,957

Euro-Bund	70	June-2022	(11,342,087)	955,363	955,363

Euro-Schatz	29	June-2022	(3,369,727)	42,942	42,942

Long Gilt	366	June-2022	(54,509,267)	3,664,452	3,664,452

U.S. Treasury 2 Year Notes	3	June-2022	(632,438)	(211)	(211)

U.S. Treasury Long Bonds	146	June-2022	(20,540,375)	1,996,688	1,996,688

Subtotal–Short Futures Contracts				6,826,191	6,826,191

Total Futures Contracts				$1,128,843	$1,128,843

(a)	Futures contracts collateralized by $13,185,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

Currency Risk

06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	9,383,090	USD	10,301,388	$383,209

Currency Risk

06/15/2022	Bank of America, N.A.	USD	81,968	EUR	75,000	(2,690)

06/15/2022	Canadian Imperial Bank of Commerce	USD	69,467	EUR	64,000	(1,817)

Subtotal–Depreciation						(4,507)

Total Forward Foreign Currency Contracts						$378,702

Abbreviations:

EUR –Euro
USD –U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2022

U.S. Dollar Denominated Bonds & Notes	31.56%

Equity Linked Notes	25.42

U.S. Treasury Securities	19.20

Preferred Stocks	8.62

Security Types Each Less Than 1% of Portfolio	0.83

Money Market Funds Plus Other Assets Less Liabilities	14.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Multi-Asset Income Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,355,223,028)*	$1,210,339,324

Investments in affiliated money market funds, at value (Cost $288,970,380)	288,973,170

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	383,209

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	13,185,000

Cash	14,647,160

Foreign currencies, at value (Cost $27,563)	26,726

Receivable for:
Investments sold	480,342

Fund shares sold	296,813

Dividends	1,062,251

Interest	11,406,007

Principal paydowns	46

Investment for trustee deferred compensation and retirement plans	242,264

Other assets	76,473

Total assets	1,541,118,785

Liabilities:
Other investments:
Variation margin payable - futures contracts	1,488,412

Unrealized depreciation on forward foreign currency contracts outstanding	4,507

Payable for:
Investments purchased	88,360,000

Fund shares reacquired	1,364,552

Collateral upon return of securities loaned	34,619,109

Accrued fees to affiliates	729,691

Accrued other operating expenses	833,878

Trustee deferred compensation and retirement plans	287,294

Total liabilities	127,687,443

Net assets applicable to shares outstanding	$1,413,431,342

Net assets consist of:
Shares of beneficial interest	$2,025,715,197

Distributable earnings (loss)	(612,283,855)

$1,413,431,342

Net Assets:
Class A	$996,401,015

Class C	$110,997,002

Class R	$27,386,094

Class Y	$219,987,289

Class R5	$70,032

Class R6	$58,589,910

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	116,714,791

Class C	13,005,844

Class R	3,205,552

Class Y	25,748,835

Class R5	8,203

Class R6	6,858,714

Class A:
Net asset value per share	$8.54

Maximum offering price per share (Net asset value of $8.54 ÷ 94.50%)	$9.04

Class C:
Net asset value and offering price per share	$8.53

Class R:
Net asset value and offering price per share	$8.54

Class Y:
Net asset value and offering price per share	$8.54

Class R5:
Net asset value and offering price per share	$8.54

Class R6:
Net asset value and offering price per share	$8.54

*	At April 30, 2022, securities with an aggregate value of $33,482,101 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Multi-Asset Income Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest	$40,463,389

Dividends (net of foreign withholding taxes of $836)	6,691,149

Dividends from affiliated money market funds (includes securities lending income of $79,613)	158,316

Total investment income	47,312,854

Expenses:
Advisory fees	3,522,590

Administrative services fees	114,623

Custodian fees	20,390

Distribution fees:
Class A	1,281,713

Class C	657,926

Class R	76,840

Transfer agent fees – A, C, R and Y	865,558

Transfer agent fees – R5	37

Transfer agent fees – R6	10,001

Trustees’ and officers’ fees and benefits	18,677

Registration and filing fees	55,859

Licensing fees	429,461

Reports to shareholders	33,654

Professional services fees	30,072

Other	15,050

Total expenses	7,132,451

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(455,210)

Net expenses	6,677,241

Net investment income	40,635,613

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(9,711,431)

Affiliated investment securities	(39,400)

Foreign currencies	25,616

Forward foreign currency contracts	551,852

Futures contracts	(7,139,571)

(16,312,934)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(179,516,724)

Affiliated investment securities	(10,049)

Foreign currencies	162,898

Forward foreign currency contracts	317,781

Futures contracts	(712,441)

(179,758,535)

Net realized and unrealized gain (loss)	(196,071,469)

Net increase (decrease) in net assets resulting from operations	$(155,435,856)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Multi-Asset Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$40,635,613	$88,982,572

Net realized gain (loss)	(16,312,934)	82,998,501

Change in net unrealized appreciation (depreciation)	(179,758,535)	34,412,725

Net increase (decrease) in net assets resulting from operations	(155,435,856)	206,393,798

Distributions to shareholders from distributable earnings:
Class A	(33,975,056)	(71,763,758)

Class C	(3,534,560)	(8,990,275)

Class R	(867,198)	(2,967,083)

Class Y	(7,997,593)	(19,341,966)

Class R5	(2,409)	(5,253)

Class R6	(2,003,219)	(4,148,032)

Total distributions from distributable earnings	(48,380,035)	(107,216,367)

Share transactions–net:
Class A	(39,112,928)	(94,140,757)

Class C	(19,319,426)	(74,779,394)

Class R	(16,032,666)	(11,542,014)

Class Y	(21,858,559)	(105,129,569)

Class R5	2,048	(12,046)

Class R6	1,912,486	(4,237,143)

Net increase (decrease) in net assets resulting from share transactions	(94,409,045)	(289,840,923)

Net increase (decrease) in net assets	(298,224,936)	(190,663,492)

Net assets:
Beginning of period	1,711,656,278	1,902,319,770

End of period	$1,413,431,342	$1,711,656,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Multi-Asset Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$9.75	$0.24	$(1.16)	$(0.92)	$(0.29)	$–	$(0.29)	$8.54	(9.67	)%(d)	$996,401	0.82	%(d)(e)	0.88	%(d)(e)	5.18	%(d)(e)	69%
Year ended 10/31/21	9.26	0.48	0.59	1.07	(0.58)	–	(0.58)	9.75	11.73	(d)	1,178,389	0.82	(d)	0.91	(d)	4.93	(d)	53
Year ended 10/31/20	10.79	0.58	(1.55)	(0.97)	(0.56)	–	(0.56)	9.26	(8.97	)(d)	1,209,154	0.82	(d)	0.92	(d)	6.13	(d)	117
Year ended 10/31/19	10.07	0.55	0.74	1.29	(0.57)	–	(0.57)	10.79	13.18		188,655	0.84		0.97		5.21		76
Year ended 10/31/18	11.01	0.51	(0.84)	(0.33)	(0.52)	(0.09)	(0.61)	10.07	(3.13)		131,971	0.85		1.00		4.76		59
Year ended 10/31/17	10.51	0.49	0.50	0.99	(0.49)	–	(0.49)	11.01	9.64		191,395	0.86		1.06		4.53		40
Class C
Six months ended 04/30/22	9.75	0.21	(1.18)	(0.97)	(0.25)	–	(0.25)	8.53	(10.13)		110,997	1.59	(e)	1.65	(e)	4.41	(e)	69
Year ended 10/31/21	9.26	0.40	0.60	1.00	(0.51)	–	(0.51)	9.75	10.89		147,030	1.59		1.68		4.16		53
Year ended 10/31/20	10.78	0.51	(1.54)	(1.03)	(0.49)	–	(0.49)	9.26	(9.58)		210,967	1.59		1.69		5.36		117
Year ended 10/31/19	10.06	0.47	0.74	1.21	(0.49)	–	(0.49)	10.78	12.35		118,619	1.59		1.72		4.46		76
Year ended 10/31/18	11.00	0.43	(0.84)	(0.41)	(0.44)	(0.09)	(0.53)	10.06	(3.87)		85,370	1.60		1.75		4.01		59
Year ended 10/31/17	10.50	0.41	0.50	0.91	(0.41)	–	(0.41)	11.00	8.83		74,211	1.61		1.81		3.78		40
Class R
Six months ended 04/30/22	9.76	0.23	(1.17)	(0.94)	(0.28)	–	(0.28)	8.54	(9.88)		27,386	1.09	(e)	1.15	(e)	4.91	(e)	69
Year ended 10/31/21	9.27	0.45	0.59	1.04	(0.55)	–	(0.55)	9.76	11.43		47,214	1.09		1.18		4.66		53
Year ended 10/31/20	10.78	0.55	(1.52)	(0.97)	(0.54)	–	(0.54)	9.27	(9.02)		55,930	1.09		1.19		5.86		117
Year ended 10/31/19	10.07	0.52	0.74	1.26	(0.55)	–	(0.55)	10.78	12.80		5,202	1.09		1.22		4.96		76
Year ended 10/31/18	11.01	0.48	(0.84)	(0.36)	(0.49)	(0.09)	(0.58)	10.07	(3.38)		2,220	1.10		1.25		4.51		59
Year ended 10/31/17	10.51	0.46	0.50	0.96	(0.46)	–	(0.46)	11.01	9.37		1,608	1.11		1.31		4.28		40
Class Y
Six months ended 04/30/22	9.76	0.25	(1.17)	(0.92)	(0.30)	–	(0.30)	8.54	(9.66)		219,987	0.59	(e)	0.65	(e)	5.41	(e)	69
Year ended 10/31/21	9.27	0.50	0.59	1.09	(0.60)	–	(0.60)	9.76	11.99		274,095	0.59		0.68		5.16		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.65)		360,565	0.59		0.69		6.36		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	–	(0.60)	10.79	13.47		397,303	0.59		0.72		5.46		76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)		288,116	0.60		0.75		5.01		59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	–	(0.52)	11.01	9.91		328,798	0.61		0.81		4.78		40
Class R5
Six months ended 04/30/22	9.75	0.25	(1.16)	(0.91)	(0.30)	–	(0.30)	8.54	(9.56)		70	0.59	(e)	0.64	(e)	5.41	(e)	69
Year ended 10/31/21	9.27	0.50	0.58	1.08	(0.60)	–	(0.60)	9.75	11.89		78	0.59		0.60		5.16		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.63)		85	0.59		0.63		6.36		117
Year ended 10/31/19	10.08	0.57	0.74	1.31	(0.60)	–	(0.60)	10.79	13.35		104	0.59		0.68		5.46		76
Year ended 10/31/18	11.01	0.53	(0.82)	(0.29)	(0.55)	(0.09)	(0.64)	10.08	(2.79)		150	0.60		0.69		5.01		59
Year ended 10/31/17	10.52	0.52	0.49	1.01	(0.52)	–	(0.52)	11.01	9.81		30	0.61		0.72		4.78		40
Class R6
Six months ended 04/30/22	9.76	0.25	(1.17)	(0.92)	(0.30)	–	(0.30)	8.54	(9.64)		58,590	0.56	(e)	0.57	(e)	5.44	(e)	69
Year ended 10/31/21	9.27	0.51	0.59	1.10	(0.61)	–	(0.61)	9.76	12.05		64,850	0.54		0.55		5.21		53
Year ended 10/31/20	10.79	0.62	(1.55)	(0.93)	(0.59)	–	(0.59)	9.27	(8.59)		65,618	0.53		0.54		6.42		117
Year ended 10/31/19	10.07	0.57	0.75	1.32	(0.60)	–	(0.60)	10.79	13.47		59,569	0.59		0.60		5.46		76
Year ended 10/31/18	11.01	0.53	(0.83)	(0.30)	(0.55)	(0.09)	(0.64)	10.07	(2.89)		53,904	0.60		0.63		5.01		59
Year ended 10/31/17	10.51	0.52	0.50	1.02	(0.52)	–	(0.52)	11.01	9.91		61,077	0.61		0.69		4.78		40

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,279,950,104 in connection with the acquisition of Invesco Oppenheimer Capital Income Fund and Invesco Oppenheimer Global Multi-Asset Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended April 30, 2022 and for the years ended October 31, 2021 and 2020.

(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Multi-Asset Income Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Multi-Asset Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

33	Invesco Multi-Asset Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt

34	Invesco Multi-Asset Income Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, the fund paid the Adviser $1,255 in fees for securities lending agent services.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Q.

Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer

35	Invesco Multi-Asset Income Fund

market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.500%

Next $500 million	0.450%

Next $500 million	0.400%

Over $1.5 billion	0.390%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $65,949 and reimbursed class level expenses of $282,973, $33,645, $7,849, $64,221, $14 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $57,725 in front-end sales commissions from the sale of Class A shares and $1,783 and $4,606 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of Invesco.

36	Invesco Multi-Asset Income Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$419,580	$445,665,615	$–	$446,085,195

Equity Linked Notes	–	359,273,584	–	359,273,584

U.S. Treasury Securities	–	271,428,034	–	271,428,034

Preferred Stocks	121,849,797	–	–	121,849,797

Non-U.S. Dollar Denominated Bonds & Notes	–	9,985,412	–	9,985,412

Variable Rate Senior Loan Interests	–	1,666,428	–	1,666,428

Asset-Backed Securities	–	50,869	–	50,869

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	5	–	5

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	254,351,448	34,621,722	–	288,973,170

Total Investments in Securities	376,620,825	1,122,691,669	0	1,499,312,494

Other Investments - Assets*

Futures Contracts	9,018,291	–	–	9,018,291

Forward Foreign Currency Contracts	–	383,209	–	383,209

	9,018,291	383,209	–	9,401,500

Other Investments - Liabilities*

Futures Contracts	(7,889,448)	–	–	(7,889,448)

Forward Foreign Currency Contracts	–	(4,507)	–	(4,507)

	(7,889,448)	(4,507)	–	(7,893,955)

Total Other Investments	1,128,843	378,702	–	1,507,545

Total Investments	$377,749,668	$1,123,070,371	$0	$1,500,820,039

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value

Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts -Exchange-Traded(a)	$–	$2,191,889	$6,826,402	$9,018,291

Unrealized appreciation on forward foreign currency contracts outstanding	383,209	–	–	383,209

Total Derivative Assets	383,209	2,191,889	6,826,402	9,401,500

Derivatives not subject to master netting agreements	–	(2,191,889)	(6,826,402)	(9,018,291)

Total Derivative Assets subject to master netting agreements	$383,209	$–	$–	$383,209

37	Invesco Multi–Asset Income Fund

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts -Exchange-Traded(a)	$–	$(5,309,206)	$(2,580,242)	$(7,889,448)

Unrealized depreciation on forward foreign currency contracts outstanding	(4,507)	–	–	(4,507)

Total Derivative Liabilities	(4,507)	(5,309,206)	(2,580,242)	(7,893,955)

Derivatives not subject to master netting agreements	–	5,309,206	2,580,242	7,889,448

Total Derivative Liabilities subject to master netting agreements	$(4,507)	$–	$–	$(4,507)

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$ –	$(2,690)	$ (2,690)	$–	$–	$(2,690)

Canadian Imperial Bank of Commerce	–	(1,817)	(1,817)	–	–	(1,817)

J.P. Morgan Chase Bank, N.A.	383,209	–	383,209	–	–	383,209

Total	$383,209	$(4,507)	$378,702	$–	$–	$378,702

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$551,852	$-	$-	$551,852

Futures contracts	-	(6,676,849)	(462,722)	(7,139,571)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	317,781	-	-	317,781

Futures contracts	-	(4,677,245)	3,964,804	(712,441)

Total	$869,633	$(11,354,094)	$3,502,082	$(6,982,379)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts

Average notional value	$9,822,925	$297,025,026

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $559.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

38	Invesco Multi-Asset Income Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$311,494,797	$122,928,949	$434,423,746

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $369,695,892 and $691,536,913, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$15,873,693

Aggregate unrealized (depreciation) of investments	(173,203,312)

Net unrealized appreciation (depreciation) of investments	$(157,329,619)

Cost of investments for tax purposes is $1,658,149,658.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,523,281	$33,415,338	7,128,123	$69,477,960

Class C	480,143	4,501,877	1,252,443	12,208,067

Class R	335,636	3,110,425	1,078,403	10,463,046

Class Y	2,722,727	25,683,295	5,484,763	53,435,990

Class R6	216,867	1,984,194	516,714	5,035,545

Issued as reinvestment of dividends:
Class A	3,189,817	29,691,696	6,476,987	63,061,818

Class C	285,892	2,663,779	695,997	6,772,970

Class R	91,424	851,312	301,005	2,933,273

Class Y	594,055	5,536,089	1,361,455	13,260,495

Class R5	220	2,048	406	3,954

Class R6	211,823	1,971,445	417,894	4,070,849

Automatic conversion of Class C shares to Class A shares:
Class A	853,557	7,851,352	3,713,985	36,122,567

Class C	(853,647)	(7,851,352)	(3,714,866)	(36,122,567)

39	Invesco Multi-Asset Income Fund

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(11,698,827)	$(110,071,314)	(26,983,354)	$(262,803,102)

Class C	(1,991,822)	(18,633,730)	(5,926,072)	(57,637,864)

Class R	(2,059,275)	(19,994,403)	(2,572,091)	(24,938,333)

Class Y	(5,656,112)	(53,077,943)	(17,640,042)	(171,826,054)

Class R5	-	-	(1,616)	(16,000)

Class R6	(216,146)	(2,043,153)	(1,364,800)	(13,343,537)

Net increase (decrease) in share activity	(9,970,387)	$(94,409,045)	(29,774,666)	$(289,840,923)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40	Invesco Multi-Asset Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$903.30	$3.87	$1,020.73	$4.11	0.82%
Class C	1,000.00	898.70	7.49	1,016.91	7.95	1.59
Class R	1,000.00	901.20	5.14	1,019.39	5.46	1.09
Class Y	1,000.00	903.40	2.78	1,021.87	2.96	0.59
Class R5	1,000.00	904.40	2.79	1,021.87	2.96	0.59
Class R6	1,000.00	903.60	2.64	1,022.02	2.81	0.56

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

41	Invesco Multi-Asset Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	MAIN-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco U.S. Managed Volatility Fund

Nasdaq:

R6: USMVX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
21	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	-11.44%
S&P 500 Index▼ (Broad Market Index)	-9.65
Invesco US Large Cap Index▼ (Style-Specific Index)	-11.01

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Invesco US Large Cap Index is a broad-based benchmark measuring the aggregate performance of US large-cap equities.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco U.S. Managed Volatility Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges

Class R6 Shares
Inception (12/18/17)	10.43%
1 Year	-2.15

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco U.S. Managed Volatility Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco U.S. Managed Volatility Fund

Schedule of Investments(a)

April 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.04%
Advertising–0.04%
Omnicom Group, Inc.	143	$ 10,887

Aerospace & Defense–1.54%
Boeing Co. (The)(b)	407	60,578
General Dynamics Corp.	193	45,650
L3Harris Technologies, Inc.	138	32,052
Lockheed Martin Corp.	189	81,671
Northrop Grumman Corp.	109	47,894
Raytheon Technologies Corp.	1,047	99,371
TransDigm Group, Inc.(b)	37	22,008
		389,224

Agricultural & Farm Machinery–0.29%
Deere & Co.	196	74,000

Agricultural Products–0.14%
Archer-Daniels-Midland Co.	392	35,108

Air Freight & Logistics–0.59%
C.H. Robinson Worldwide, Inc.	91	9,660
Expeditors International of Washington, Inc.	119	11,789
FedEx Corp.	173	34,382
United Parcel Service, Inc., Class B	514	92,510
		148,341

Airlines–0.04%
Delta Air Lines, Inc.(b)	114	4,905
Southwest Airlines Co.(b)	107	4,999
		9,904

Alternative Carriers–0.06%
Liberty Global PLC, Class C (United Kingdom)(b)	332	7,869
Lumen Technologies, Inc.	718	7,223
		15,092

Apparel Retail–0.30%
Ross Stores, Inc.	242	24,144
TJX Cos., Inc. (The)	832	50,985
		75,129

Apparel, Accessories & Luxury Goods–0.16%
lululemon athletica, inc.(b)	79	28,016
VF Corp.	256	13,312
		41,328

Application Software–2.32%
Adobe, Inc.(b)	328	129,872
ANSYS, Inc.(b)	59	16,266
Autodesk, Inc.(b)	152	28,771
Cadence Design Systems, Inc.(b)	190	28,662
Citrix Systems, Inc.	85	8,509
DocuSign, Inc.(b)	136	11,016
HubSpot, Inc.(b)	32	12,142
Intuit, Inc.	194	81,237
Palantir Technologies, Inc., Class A(b)	1,126	11,710

	Shares	Value
Application Software–(continued)
RingCentral, Inc., Class A(b)	56	$ 4,752
Roper Technologies, Inc.	74	34,774
salesforce.com, inc.(b)	675	118,759
Splunk, Inc.(b)	110	13,422
Synopsys, Inc.(b)	108	30,973
Unity Software, Inc.(b)	140	9,297
Workday, Inc., Class A(b)	137	28,318
Zoom Video Communications, Inc., Class A(b)	153	15,234
		583,714

Asset Management & Custody Banks–0.93%
Ameriprise Financial, Inc.	75	19,912
Bank of New York Mellon Corp. (The)	555	23,343
BlackRock, Inc.	100	62,468
Blackstone, Inc., Class A	505	51,293
Franklin Resources, Inc.	203	4,992
KKR & Co., Inc., Class A	399	20,337
Northern Trust Corp.	142	14,633
State Street Corp.	258	17,278
T. Rowe Price Group, Inc.	164	20,179
		234,435

Auto Parts & Equipment–0.08%
Aptiv PLC(b)	185	19,684

Automobile Manufacturers–2.45%
Ford Motor Co.	2,771	39,237
General Motors Co.(b)	1,034	39,199
Rivian Automotive, Inc., Class A(b)	345	10,433
Tesla, Inc.(b)	608	529,422
		618,291

Automotive Retail–0.26%
AutoZone, Inc.(b)	14	27,377
CarMax, Inc.(b)	113	9,693
O’Reilly Automotive, Inc.(b)	47	28,508
		65,578

Biotechnology–2.15%
AbbVie, Inc.	1,243	182,572
Amgen, Inc.	392	91,411
Biogen, Inc.(b)	101	20,951
BioMarin Pharmaceutical, Inc.(b)	120	9,762
BioNTech SE, ADR (Germany)(b)	167	23,176
CureVac N.V. (Germany)(b)(c)	34	581
Gilead Sciences, Inc.	888	52,694
Incyte Corp.(b)	155	11,619
Moderna, Inc.(b)	248	33,334
Regeneron Pharmaceuticals, Inc.(b)	74	48,774
Seagen, Inc.(b)	131	17,162
Vertex Pharmaceuticals, Inc.(b)	179	48,906
		540,942

Broadcasting–0.11%
Fox Corp., Class A	383	13,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco U.S. Managed Volatility Fund

	Shares	Value
Broadcasting–(continued)
Paramount Global, Class B	463	$ 13,482
		27,209

Building Products–0.30%
Carrier Global Corp.	594	22,732
Johnson Controls International PLC	487	29,157
Trane Technologies PLC	164	22,942
		74,831

Cable & Satellite–0.76%
Charter Communications, Inc., Class A(b)	83	35,565
Comcast Corp., Class A	3,140	124,846
Liberty Broadband Corp., Class C(b)	113	12,636
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	382	15,998
Sirius XM Holdings, Inc.	521	3,126
		192,171

Casinos & Gaming–0.09%
DraftKings, Inc., Class A(b)	235	3,215
Las Vegas Sands Corp.(b)	538	19,061
		22,276

Commodity Chemicals–0.22%
Dow, Inc.	521	34,646
LyondellBasell Industries N.V., Class A	186	19,722
		54,368

Communications Equipment–0.76%
Arista Networks, Inc.(b)	171	19,762
Cisco Systems, Inc.	2,965	145,226
Motorola Solutions, Inc.	119	25,429
		190,417

Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	142	12,770

Construction Machinery & Heavy Trucks–0.47%
Caterpillar, Inc.	380	80,005
Cummins, Inc.	97	18,352
PACCAR, Inc.	241	20,015
		118,372

Construction Materials–0.13%
Martin Marietta Materials, Inc.	44	15,586
Vulcan Materials Co.	93	16,023
		31,609

Consumer Electronics–0.05%
Garmin Ltd.	106	11,632

Consumer Finance–0.65%
American Express Co.	524	91,548
Capital One Financial Corp.	287	35,766
Discover Financial Services	203	22,829
Synchrony Financial	348	12,810
		162,953

Copper–0.16%
Freeport-McMoRan, Inc.	1,021	41,402

Data Processing & Outsourced Services–3.25%
Automatic Data Processing, Inc.	294	64,145
Block, Inc., Class A(b)	365	36,332

	Shares	Value
Data Processing & Outsourced Services–(continued)
Fidelity National Information Services, Inc.	426	$ 42,238
Fiserv, Inc.(b)	438	42,889
FleetCor Technologies, Inc.(b)	54	13,474
Global Payments, Inc.	196	26,848
Mastercard, Inc., Class A	679	246,735
Paychex, Inc.	227	28,768
PayPal Holdings, Inc.(b)	813	71,487
Visa, Inc., Class A	1,152	245,526
		818,442

Distillers & Vintners–0.18%
Brown-Forman Corp., Class B	273	18,411
Constellation Brands, Inc., Class A	109	26,824
		45,235

Distributors–0.05%
Genuine Parts Co.	99	12,875

Diversified Banks–2.73%
Bank of America Corp.	5,600	199,808
Citigroup, Inc.	1,396	67,301
JPMorgan Chase & Co.	2,055	245,285
NU Holdings Ltd., Class A (Brazil)(b)	1,498	9,003
U.S. Bancorp	1,045	50,745
Wells Fargo & Co.	2,665	116,274
		688,416

Diversified Support Services–0.17%
Cintas Corp.	63	25,027
Copart, Inc.(b)	150	17,048
		42,075

Drug Retail–0.08%
Walgreens Boots Alliance, Inc.	501	21,242

Electric Utilities–1.58%
American Electric Power Co., Inc.	355	35,184
Avangrid, Inc.	40	1,774
Duke Energy Corp.	541	59,596
Edison International	268	18,436
Entergy Corp.	142	16,877
Eversource Energy	242	21,151
Exelon Corp.	697	32,606
FirstEnergy Corp.	408	17,670
NextEra Energy, Inc.	1,380	98,008
PPL Corp.	528	14,948
Southern Co. (The)	746	54,749
Xcel Energy, Inc.	379	27,765
		398,764

Electrical Components & Equipment–0.47%
AMETEK, Inc.	160	20,201
Eaton Corp. PLC	282	40,896
Emerson Electric Co.	415	37,425
Rockwell Automation, Inc.	82	20,719
		119,241

Electronic Components–0.19%
Amphenol Corp., Class A	414	29,601
Corning, Inc.	524	18,440
		48,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco U.S. Managed Volatility Fund

	Shares	Value
Electronic Equipment & Instruments–0.13%
Keysight Technologies, Inc.(b)	141	$ 19,778
Zebra Technologies Corp., Class A(b)	37	13,678
		33,456

Electronic Manufacturing Services–0.11%
TE Connectivity Ltd. (Switzerland)	231	28,824

Environmental & Facilities Services–0.36%
Republic Services, Inc.	145	19,469
Waste Connections, Inc.	183	25,249
Waste Management, Inc.	280	46,043
		90,761

Fertilizers & Agricultural Chemicals–0.12%
Corteva, Inc.	509	29,364

Financial Exchanges & Data–1.15%
CME Group, Inc., Class A	252	55,274
Coinbase Global, Inc., Class A(b)	94	10,595
Intercontinental Exchange, Inc.	392	45,397
MarketAxess Holdings, Inc.	26	6,854
Moody’s Corp.	131	41,459
MSCI, Inc.	55	23,169
Nasdaq, Inc.	80	12,590
S&P Global, Inc.	249	93,748
		289,086

Food Distributors–0.12%
Sysco Corp.	357	30,516

Food Retail–0.11%
Kroger Co. (The)	508	27,412

Footwear–0.43%
NIKE, Inc., Class B	870	108,489

General Merchandise Stores–0.55%
Dollar General Corp.	162	38,480
Dollar Tree, Inc.(b)	156	25,342
Target Corp.	330	75,455
		139,277

Gold–0.16%
Newmont Corp.	564	41,087

Health Care Distributors–0.23%
AmerisourceBergen Corp.	102	15,432
Cardinal Health, Inc.	188	10,913
McKesson Corp.	104	32,199
		58,544

Health Care Equipment–2.43%
Abbott Laboratories	1,235	140,173
Baxter International, Inc.	346	24,587
Becton, Dickinson and Co.	198	48,944
Boston Scientific Corp.(b)	995	41,899
DexCom, Inc.(b)	68	27,783
Edwards Lifesciences Corp.(b)	434	45,909
IDEXX Laboratories, Inc.(b)	59	25,398
Intuitive Surgical, Inc.(b)	251	60,064
Medtronic PLC	945	98,620
ResMed, Inc.	103	20,597
Stryker Corp.	247	59,591

	Shares	Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	148	$ 17,871
		611,436

Health Care Facilities–0.14%
HCA Healthcare, Inc.	166	35,615

Health Care REITs–0.22%
Healthpeak Properties, Inc.	370	12,140
Ventas, Inc.	280	15,554
Welltower, Inc.	314	28,514
		56,208

Health Care Services–0.67%
Cigna Corp.	221	54,538
CVS Health Corp.	917	88,151
Laboratory Corp. of America Holdings(b)	63	15,138
Quest Diagnostics, Inc.	83	11,109
		168,936

Health Care Supplies–0.06%
Align Technology, Inc.(b)	51	14,786
Embecta Corp.(b)	38	1,156
		15,942

Health Care Technology–0.15%
Cerner Corp.	205	19,196
Veeva Systems, Inc., Class A(b)	97	17,649
		36,845

Home Improvement Retail–1.23%
Home Depot, Inc. (The)	727	218,391
Lowe’s Cos., Inc.	462	91,351
		309,742

Homebuilding–0.12%
D.R. Horton, Inc.	219	15,240
Lennar Corp., Class A	182	13,921
		29,161

Hotels, Resorts & Cruise Lines–0.76%
Airbnb, Inc., Class A(b)	221	33,859
Booking Holdings, Inc.(b)	29	64,099
Carnival Corp.(b)	573	9,913
Expedia Group, Inc.(b)	109	19,048
Hilton Worldwide Holdings, Inc.(b)	193	29,971
Marriott International, Inc., Class A(b)	197	34,971
		191,861

Household Products–1.49%
Church & Dwight Co., Inc.	169	16,488
Clorox Co. (The)	87	12,482
Colgate-Palmolive Co.	596	45,922
Kimberly-Clark Corp.	240	33,319
Procter & Gamble Co. (The)	1,671	268,279
		376,490

Hypermarkets & Super Centers–1.28%
Costco Wholesale Corp.	313	166,428
Walmart, Inc.	1,019	155,897
		322,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco U.S. Managed Volatility Fund

	Shares	Value
Industrial Conglomerates–0.83%
3M Co.	398	$ 57,400
General Electric Co.	771	57,478
Honeywell International, Inc.	481	93,078
		207,956

Industrial Gases–0.59%
Air Products and Chemicals, Inc.	155	36,281
Linde PLC (United Kingdom)	360	112,305
		148,586

Industrial Machinery–0.52%
Dover Corp.	101	13,463
Fortive Corp.	246	14,145
Illinois Tool Works, Inc.	222	43,759
Otis Worldwide Corp.	300	21,852
Parker-Hannifin Corp.	90	24,374
Stanley Black & Decker, Inc.	114	13,697
		131,290

Industrial REITs–0.33%
Prologis, Inc.	517	82,870

Insurance Brokers–0.57%
Aon PLC, Class A	150	43,198
Arthur J. Gallagher & Co.	143	24,094
Marsh & McLennan Cos., Inc.	354	57,242
Willis Towers Watson PLC	86	18,478
		143,012

Integrated Oil & Gas–2.00%
Chevron Corp.	1,358	212,758
Exxon Mobil Corp.	2,978	253,874
Occidental Petroleum Corp.	664	36,580
		503,212

Integrated Telecommunication Services–0.93%
AT&T, Inc.	5,026	94,790
Verizon Communications, Inc.	2,999	138,854
		233,644

Interactive Home Entertainment–0.27%
Activision Blizzard, Inc.	514	38,859
Electronic Arts, Inc.	187	22,075
ROBLOX Corp., Class A(b)	216	6,620
		67,554

Interactive Media & Services–5.29%
Alphabet, Inc., Class A(b)	414	944,827
Match Group, Inc.(b)	187	14,801
Meta Platforms, Inc., Class A(b)	1,578	316,342
Pinterest, Inc., Class A(b)	389	7,982
Snap, Inc., Class A(b)	778	22,142
Twitter, Inc.(b)	547	26,814
		1,332,908

Internet & Direct Marketing Retail–3.39%
Amazon.com, Inc.(b)	312	775,516
Coupang, Inc. (South Korea)(b)	626	8,057
DoorDash, Inc., Class A(b)	137	11,156
eBay, Inc.	424	22,014
MercadoLibre, Inc. (Brazil)(b)	34	33,103

	Shares	Value
Internet & Direct Marketing Retail–(continued)
Wayfair, Inc., Class A(b)	53	$ 4,078
		853,924

Internet Services & Infrastructure–0.33%
Akamai Technologies, Inc.(b)	108	12,126
Okta, Inc.(b)	101	12,050
Snowflake, Inc., Class A(b)	193	33,088
Twilio, Inc., Class A(b)	117	13,083
VeriSign, Inc.(b)	78	13,938
		84,285

Investment Banking & Brokerage–0.92%
Charles Schwab Corp. (The)	1,185	78,601
Goldman Sachs Group, Inc. (The)	229	69,957
Morgan Stanley	983	79,220
Robinhood Markets, Inc., Class A(b)	306	3,001
		230,779

IT Consulting & Other Services–1.04%
Accenture PLC, Class A	463	139,067
Cognizant Technology Solutions Corp., Class A	374	30,256
EPAM Systems, Inc.(b)	39	10,335
International Business Machines Corp.	631	83,424
		263,082

Leisure Products–0.01%
Peloton Interactive, Inc., Class A(b)	202	3,547
Life & Health Insurance–0.40%
Aflac, Inc.	406	23,256
MetLife, Inc.	573	37,634
Principal Financial Group, Inc.	178	12,129
Prudential Financial, Inc.	266	28,864
		101,883

Life Sciences Tools & Services–1.60%
Agilent Technologies, Inc.	207	24,689
Danaher Corp.	457	114,766
Illumina, Inc.(b)	110	32,632
IQVIA Holdings, Inc.(b)	133	28,993
Mettler-Toledo International, Inc.(b)	16	20,440
Thermo Fisher Scientific, Inc.	277	153,159
Waters Corp.(b)	44	13,333
West Pharmaceutical Services, Inc.	52	16,383
		404,395

Managed Health Care–1.95%
Anthem, Inc.	169	84,826
Centene Corp.(b)	401	32,301
Humana, Inc.	89	39,566
UnitedHealth Group, Inc.	660	335,643
		492,336

Metal & Glass Containers–0.07%
Ball Corp.	222	18,018

Movies & Entertainment–0.83%
Netflix, Inc.(b)	309	58,821
Roku, Inc., Class A(b)	82	7,618
Walt Disney Co. (The)(b)	1,283	143,221
		209,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco U.S. Managed Volatility Fund

	Shares	Value
Multi-line Insurance–0.20%
American International Group, Inc.	572	$ 33,468
Hartford Financial Services Group, Inc. (The)	236	16,503
		49,971

Multi-Sector Holdings–1.66%
Berkshire Hathaway, Inc., Class B(b)	1,296	418,388

Multi-Utilities–0.80%
Ameren Corp.	180	16,722
CMS Energy Corp.	202	13,875
Consolidated Edison, Inc.	249	23,092
Dominion Energy, Inc.	573	46,780
DTE Energy Co.	137	17,953
Public Service Enterprise Group, Inc.	355	24,729
Sempra Energy	225	36,306
WEC Energy Group, Inc.	222	22,211
		201,668

Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	114	20,766
Boston Properties, Inc.	110	12,936
		33,702

Oil & Gas Equipment & Services–0.23%
Baker Hughes Co., Class A	644	19,977
Schlumberger N.V.	986	38,464
		58,441

Oil & Gas Exploration & Production–0.77%
ConocoPhillips	903	86,254
EOG Resources, Inc.	413	48,222
Hess Corp.	197	20,305
Pioneer Natural Resources Co.	166	38,590
		193,371

Oil & Gas Refining & Marketing–0.38%
Marathon Petroleum Corp.	411	35,864
Phillips 66	329	28,544
Valero Energy Corp.	287	31,995
		96,403

Oil & Gas Storage & Transportation–0.39%
Cheniere Energy, Inc.	179	24,310
Kinder Morgan, Inc.	1,396	25,337
ONEOK, Inc.	312	19,759
Williams Cos., Inc. (The)	864	29,627
		99,033

Packaged Foods & Meats–0.98%
Campbell Soup Co.	131	6,186
Conagra Brands, Inc.	336	11,736
General Mills, Inc.	422	29,848
Hershey Co. (The)	103	23,254
Hormel Foods Corp.	389	20,380
JM Smucker Co. (The)	74	10,133
Kellogg Co.	241	16,509
Kraft Heinz Co. (The)	723	30,821
McCormick & Co., Inc.	176	17,700
Mondelez International, Inc., Class A	972	62,675
Tyson Foods, Inc., Class A	201	18,725
		247,967

	Shares	Value
Paper Packaging–0.10%
Amcor PLC	1,011	$ 11,990
International Paper Co.	264	12,218
		24,208

Personal Products–0.17%
Estee Lauder Cos., Inc. (The), Class A	163	43,042

Pharmaceuticals–4.20%
Bristol-Myers Squibb Co.	1,532	115,314
Eli Lilly and Co.	636	185,795
Johnson & Johnson	1,852	334,212
Merck & Co., Inc.	1,777	157,602
Pfizer, Inc.	3,951	193,876
Royalty Pharma PLC, Class A	287	12,220
Zoetis, Inc.	333	59,024
		1,058,043

Property & Casualty Insurance–0.68%
Allstate Corp. (The)	192	24,296
Chubb Ltd.	302	62,348
Markel Corp.(b)	9	12,179
Progressive Corp. (The)	412	44,232
Travelers Cos., Inc. (The)	166	28,396
		171,451

Railroads–0.79%
CSX Corp.	1,543	52,986
Norfolk Southern Corp.	166	42,808
Union Pacific Corp.	444	104,025
		199,819

Real Estate Services–0.10%
CBRE Group, Inc., Class A(b)	228	18,933
Zillow Group, Inc., Class C(b)	150	5,973
		24,906

Regional Banks–0.78%
Fifth Third Bancorp	479	17,977
First Republic Bank	124	18,503
KeyCorp	649	12,532
M&T Bank Corp.	126	20,997
PNC Financial Services Group, Inc. (The)	293	48,667
Regions Financial Corp.	662	13,717
SVB Financial Group(b)	41	19,993
Truist Financial Corp.	938	45,352
		197,738

Research & Consulting Services–0.23%
CoStar Group, Inc.(b)	273	17,368
Equifax, Inc.	87	17,706
Verisk Analytics, Inc.	113	23,058
		58,132

Residential REITs–0.23%
AvalonBay Communities, Inc.	96	21,838
Equity Residential	259	21,109
Essex Property Trust, Inc.	46	15,146
		58,093

Restaurants–0.96%
Chipotle Mexican Grill, Inc.(b)	20	29,112
McDonald’s Corp.	526	131,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco U.S. Managed Volatility Fund

	Shares	Value
Restaurants–(continued)
Starbucks Corp.	788	$ 58,817
Yum! Brands, Inc.	203	23,753
		242,740

Retail REITs–0.22%
Realty Income Corp.	398	27,605
Simon Property Group, Inc.	231	27,258
		54,863

Semiconductor Equipment–0.58%
Applied Materials, Inc.	613	67,644
KLA Corp.	106	33,842
Lam Research Corp.	97	45,179
		146,665

Semiconductors–4.44%
Advanced Micro Devices, Inc.(b)	1,140	97,493
Analog Devices, Inc.	358	55,268
Broadcom, Inc.	285	158,001
GLOBALFOUNDRIES, Inc.(b)	374	19,556
Intel Corp.	2,871	125,147
Marvell Technology, Inc.	613	35,603
Microchip Technology, Inc.	385	25,102
Micron Technology, Inc.	790	53,870
NVIDIA Corp.	1,691	313,630
QUALCOMM, Inc.	798	111,473
Skyworks Solutions, Inc.	115	13,030
Texas Instruments, Inc.	650	110,662
		1,118,835

Soft Drinks–1.61%
Coca-Cola Co. (The)	3,025	195,445
Keurig Dr Pepper, Inc.	551	20,608
Monster Beverage Corp.(b)	262	22,448
PepsiCo, Inc.	972	166,902
		405,403

Specialized REITs–1.20%
American Tower Corp.	320	77,126
Crown Castle International Corp.	303	56,119
Digital Realty Trust, Inc.	202	29,516
Equinix, Inc.	63	45,302
Public Storage	123	45,695
SBA Communications Corp., Class A	76	26,380
Weyerhaeuser Co.	528	21,764
		301,902

Specialty Chemicals–0.63%
Celanese Corp.	75	11,020
DuPont de Nemours, Inc.	359	23,669
Ecolab, Inc.	176	29,804
International Flavors & Fragrances, Inc.	180	21,834
PPG Industries, Inc.	167	21,374
Sherwin-Williams Co. (The)	184	50,593
		158,294

Specialty Stores–0.06%
Ulta Beauty, Inc.(b)	38	15,078

Steel–0.11%
Nucor Corp.	181	28,015

	Shares	Value
Systems Software–6.79%
Crowdstrike Holdings, Inc., Class A(b)	147	$ 29,218
Fortinet, Inc.(b)	98	28,323
Microsoft Corp.	5,196	1,441,994
NortonLifeLock, Inc.	407	10,191
Oracle Corp.	1,050	77,070
Palo Alto Networks, Inc.(b)	68	38,167
ServiceNow, Inc.(b)	141	67,412
UiPath, Inc., Class A(b)	206	3,673
VMware, Inc., Class A	146	15,774
		1,711,822

Technology Distributors–0.06%
CDW Corp.	95	15,502

Technology Hardware, Storage & Peripherals–7.48%
Apple, Inc.	11,427	1,801,467
Dell Technologies, Inc., Class C	198	9,308
Hewlett Packard Enterprise Co.	902	13,900
HP, Inc.	715	26,190
NetApp, Inc.	156	11,427
Seagate Technology Holdings PLC	149	12,224
Western Digital Corp.(b)	215	11,410
		1,885,926

Tobacco–0.71%
Altria Group, Inc.	1,273	70,741
Philip Morris International, Inc.	1,085	108,500
		179,241

Trading Companies & Distributors–0.15%
Fastenal Co.	404	22,345
W.W. Grainger, Inc.	32	16,001
		38,346

Trucking–0.24%
Old Dominion Freight Line, Inc.	72	20,169
Uber Technologies, Inc.(b)	1,238	38,972
		59,141

Water Utilities–0.08%
American Water Works Co., Inc.	125	19,260

Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	419	51,596
Total Common Stocks & Other Equity Interests (Cost $17,907,822)		24,207,321
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-96.04% (Cost $17,907,822)		24,207,321

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 0.40%(d)(e)(f) (Cost $560)	560	560
TOTAL INVESTMENTS IN SECURITIES–96.04% (Cost $17,908,382)		24,207,881
OTHER ASSETS LESS LIABILITIES–3.96%		997,387
NET ASSETS–100.00%		$25,205,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco U.S. Managed Volatility Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	October 31, 2021	at Cost	from Sales	(Depreciation)	(Loss)	April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 32,778	$1,613,396	$(1,646,174)	$ -	$ -	$ -	$ 5
Invesco Liquid Assets Portfolio, Institutional Class	33,013	1,152,425	(1,185,428)	(2)	(8)	-	17
Invesco Treasury Portfolio, Institutional Class	37,461	1,843,881	(1,881,342)	-	-	-	19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,370	(9,810)	-	-	560	-*
Invesco Private Prime Fund	-	21,500	(21,500)	-	-	-	-*
Total	$103,252	$4,641,572	$(4,744,254)	$(2)	$(8)	$560	$41

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Open Futures Contracts(a)
	Number of	Expiration	Notional		Unrealized
Short Futures Contracts	Contracts	Month	Value	Value	Appreciation
Equity Risk
E-Mini S&P 500 Index	52	June-2022	$(10,731,500)	$353,807	$353,807

(a) Futures contracts collateralized by $522,000 cash held with Goldman Sachs International, the futures commission merchant.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Information Technology	27.49%
Health Care	13.58
Consumer Discretionary	11.00
Financials	10.67
Communication Services	8.49
Industrials	6.99
Consumer Staples	6.88
Energy	3.77
Utilities	2.46
Real Estate	2.43
Materials	2.28
Money Market Funds Plus Other Assets Less Liabilities	3.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco U.S. Managed Volatility Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 17,907,822)	$24,207,321
Investments in affiliated money market funds, at value (Cost $ 560)	560
Other investments:
Variation margin receivable – futures contracts	391,394
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	522,000
Receivable for:
Investments sold	229,684
Dividends	19,367
Investment for trustee deferred compensation and retirement plans	18,753
Other assets	15,097
Total assets	25,404,176

Liabilities:
Payable for:
Investments purchased	86,339
Amount due custodian	45,502
Collateral upon return of securities loaned	560
Accrued fees to affiliates	1,803
Accrued other operating expenses	45,951
Trustee deferred compensation and retirement plans	18,753
Total liabilities	198,908
Net assets applicable to shares outstanding	$25,205,268

Net assets consist of:
Shares of beneficial interest	$22,084,290
Distributable earnings	3,120,978
$25,205,268

Net Assets:
Class R6	$25,205,268

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	1,968,439
Class R6:
Net asset value and offering price per share	$12.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco U.S. Managed Volatility Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $12)	$176,600

Dividends from affiliated money market funds (includes securities lending income of $32)	73

Total investment income	176,673

Expenses:
Advisory fees	12,910

Administrative services fees	1,833

Custodian fees	25,892

Transfer agent fees	4,466

Trustees’ and officers’ fees and benefits	8,467

Registration and filing fees	9,948

Professional services fees	21,331

Other	(9,421)

Total expenses	75,426

Less: Fees waived and/or expenses reimbursed	(56,081)

Net expenses	19,345

Net investment income	157,328

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	247,172

Affiliated investment securities	(8)

Futures contracts	(469,090)

(221,926)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,335,670)

Affiliated investment securities	(2)

Futures contracts	353,807

(2,981,865)

Net realized and unrealized gain (loss)	(3,203,791)

Net increase (decrease) in net assets resulting from operations	$(3,046,463)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco U.S. Managed Volatility Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$157,328	$292,297

Net realized gain (loss)	(221,926)	(951,906)

Change in net unrealized appreciation (depreciation)	(2,981,865)	7,203,216

Net increase (decrease) in net assets resulting from operations	(3,046,463)	6,543,607

Distributions to shareholders from distributable earnings:
Class R6	(350,184)	(1,821,222)

Share transactions–net:
Class R6	48,787	10,166,162

Net increase (decrease) in net assets	(3,347,860)	14,888,547

Net assets:
Beginning of period	28,553,128	13,664,581

End of period	$25,205,268	$28,553,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco U.S. Managed Volatility Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Six months ended 04/30/22	$14.63	$0.09	$(1.72)	$(1.63)	$(0.18)	$(0.02)	$(0.20)	$12.80	(11.30)%	$25,205	0.15	%(d)	0.58	%(d)	1.22	%(d)	19%
Year ended 10/31/21	12.27	0.16	3.72	3.88	(0.16)	(1.36)	(1.52)	14.63	34.64	28,553	0.15		0.59		1.22		33
Year ended 10/31/20	10.90	0.19	1.50	1.69	(0.17)	(0.15)	(0.32)	12.27	15.78	13,665	0.15		1.12		1.63		23
Year ended 10/31/19	10.14	0.19	0.81	1.00	(0.19)	(0.05)	(0.24)	10.90	10.13	8,203	0.15		2.10		1.89		7
Period ended 10/31/18(e)	10.00	0.16	(0.02)	0.14	–	–	–	10.14	1.40	5,910	0.15	(d)	3.40	(d)	1.74	(d)	9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 18, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco U.S. Managed Volatility Fund

Notes to Financial Statements

April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco U.S. Managed Volatility Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to provide capital appreciation while managing portfolio volatility.

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations

16	Invesco U.S. Managed Volatility Fund

and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, fees paid to the Adviser were less than $500.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social

17	Invesco U.S. Managed Volatility Fund

and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.10% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.15% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $12,910 and reimbursed Fund expenses of $43,171.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

For the six months ended April 30, 2022, the Fund incurred $2 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$24,207,321	$–	$–	$24,207,321
Money Market Funds	–	560	–	560
Total Investments in Securities	24,207,321	560	–	24,207,881

Other Investments - Assets
Futures Contracts*	353,807	–	–	353,807
Total Investments	$24,561,128	$560	$–	$24,561,688

*	Unrealized appreciation.

18	Invesco U.S. Managed Volatility Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$353,807

Derivatives not subject to master netting agreements	(353,807)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$(469,090)

Change in Net Unrealized Appreciation:
Futures contracts	353,807

Total	$(115,283)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$5,441,450

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

19	Invesco U.S. Managed Volatility Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $4,821,963 and $6,014,339, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,870,922

Aggregate unrealized (depreciation) of investments	(613,642)

Net unrealized appreciation of investments	$3,257,280

Cost of investments for tax purposes is $21,304,408.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2022(a)		October 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class R6	313,369	$4,400,529	1,256,654	$15,960,141

Issued as reinvestment of dividends:
Class R6	24,153	349,981	89,748	1,059,021

Reacquired:
Class R6	(320,372)	(4,701,723)	(509,006)	(6,853,000)

Net increase in share activity	17,150	$48,787	837,396	$10,166,162

(a)	85% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

20	Invesco U.S. Managed Volatility Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class R6	$1,000.00	$885.60	$0.70	$1,024.05	$0.75	0.15%

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21	Invesco U.S. Managed Volatility Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	USMGV-SAR-1

Semiannual Report to Shareholders	April 30, 2022

Invesco World Bond Factor Fund

Nasdaq:

A: AUBAX ∎ C: AUBCX ∎ Y: AUBYX ∎ R5: AUBIX ∎ R6: AUBFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

16	Financial Statements

19	Financial Highlights

20	Notes to Financial Statements

28	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/21 to 4/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.22%
Class C Shares	-12.50
Class Y Shares	-12.03
Class R5 Shares	-12.02
Class R6 Shares	-12.02
Bloomberg Global Aggregate Index▼ (Broad Market/Style-Specific Index)	-11.69
Lipper Global Income Funds Index∎ (Peer Group Index)	-8.63

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg Global Aggregate Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

  The Lipper Global Income Funds Index is an unmanaged index considered representative of global income funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco World Bond Factor Fund

Average Annual Total Returns
As of 4/30/22, including maximum applicable sales charges
Class A Shares
Inception (3/31/06)	2.20%
10 Years	-0.08
5 Years	-0.39
1 Year	-16.76

Class C Shares
Inception (3/31/06)	2.09%
10 Years	-0.26
5 Years	-0.27
1 Year	-14.55

Class Y Shares
Inception (10/3/08)	2.14%
10 Years	0.61
5 Years	0.74
1 Year	-12.79

Class R5 Shares
Inception (3/31/06)	2.69%
10 Years	0.54
5 Years	0.61
1 Year	-12.80

Class R6 Shares
10 Years	0.60%
5 Years	0.75
1 Year	-12.78

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco World Bond Factor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco World Bond Factor Fund

Schedule of Investments

April 30, 2022

(Unaudited)

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–59.77%(a)
Australia–4.69%
Australia Government Bond,
Series 133, 5.50%, 04/21/2023(b)	AUD	60,000	$43,877

Series 142, 4.25%, 04/21/2026(b)	AUD	1,156,000	860,103

Series 157, 1.50%, 06/21/2031(b)	AUD	850,000	524,499

Series 162, 1.75%, 06/21/2051(b)	AUD	34,000	16,561

BHP Billiton Finance Ltd., Series 13, 3.13%, 04/29/2033(b)	EUR	100,000	108,787

Macquarie Group Ltd., 0.95%, 05/21/2031(b)	EUR	100,000	89,404

National Australia Bank Ltd., 1.25%, 05/18/2026(b)	EUR	65,000	67,730

			1,710,961

Austria–0.12%
OMV AG, 1.00%, 07/03/2034(b)	EUR	50,000	44,168

Belgium–0.20%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	71,636

Canada–3.35%
Canadian Government Bond,
0.25%, 11/01/2022	CAD	887,000	684,676

1.25%, 03/01/2027	CAD	98,000	71,226

1.50%, 06/01/2031	CAD	271,000	188,593

2.00%, 12/01/2051	CAD	261,000	172,716

Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	104,059

			1,221,270

Finland–0.29%
Transmission Finance DAC, 1.50%, 05/24/2023(b)	EUR	100,000	106,484

France–5.84%
Airbus SE, 2.38%, 04/02/2024(b)	EUR	100,000	107,692

Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	108,329

BPCE S.A., 1.00%, 01/14/2032(b)	EUR	100,000	89,181

Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	112,294

Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	106,179

Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	99,437

Engie Alliance GIE, 5.75%, 06/24/2023(b)	EUR	50,000	56,126

	Principal Amount		Value

France–(continued)
French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	$944,619

Holding d’Infrastructures de Transport S.A.S.U., 1.63%, 09/18/2029(b)	EUR	100,000	94,576

Imerys S.A., 1.00%, 07/15/2031(b)	EUR	100,000	86,900

La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	111,471

Mercialys S.A., 4.63%, 07/07/2027(b)	EUR	100,000	110,876

Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	105,412

			2,133,092

Germany–12.29%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	97,504

BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	52,390

Bundesobligation, Series 183, 0.01%, 04/10/2026(b)	EUR	1,493,785	1,540,327

Bundesrepublik Deutschland Bundesanleihe,

0.01%, 08/15/2030(b)	EUR	1,319,193	1,299,053

0.01%, 08/15/2050(b)	EUR	295,697	231,478

Commerzbank AG,
0.63%, 08/28/2024(b)	EUR	70,000	72,513

0.38%, 09/01/2027(b)	EUR	25,000	24,157

Deutsche Telekom International Finance B.V.,

2.75%, 10/24/2024(b)	EUR	50,000	55,114

0.63%, 12/13/2024(b)	EUR	80,000	83,147

E.ON International Finance B.V., 5.53%, 02/21/2023	EUR	50,000	55,051

E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	78,974

Grenke Finance PLC, 1.50%, 10/05/2023(b)	EUR	60,000	61,798

Hella GmbH & Co. KGaA, 1.00%, 05/17/2024	EUR	50,000	51,971

HOCHTIEF AG, 0.63%, 04/26/2029(b)	EUR	50,000	44,485

LANXESS AG, 0.01%, 09/08/2027(b)	EUR	37,000	34,438

Mercedes-Benz International Finance B.V.,
0.25%, 11/06/2023(b)	EUR	101,000	105,788

0.01%, 02/08/2024(b)	EUR	38,000	39,373

Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	101,548

Roadster Finance DAC, 2.38%, 12/08/2027(b)	EUR	100,000	99,348

Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	104,926

Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	62,926

Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	104,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco World Bond Factor Fund

	Principal Amount		Value

Germany–(continued)
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	$86,015

			4,486,869

Indonesia–0.49%
Indonesia Treasury Bond, Series FR81, 6.50%, 06/15/2025	IDR	2,546,000,000	179,091

Italy–0.57%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	102,390

Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	105,000

			207,390

Japan–9.71%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	177,550,000	1,374,857

Series 361, 0.10%, 12/20/2030	JPY	140,900,000	1,077,198

Series 420, 0.10%, 01/01/2023	JPY	32,550,000	251,150

Series 69, 0.70%, 12/20/2050	JPY	102,200,000	739,619

Nissan Motor Co. Ltd., 2.65%, 03/17/2026(b)	EUR	100,000	102,996

			3,545,820

Malaysia–0.12%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	43,595

Mexico–0.77%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	280,365

Netherlands–0.14%
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	49,597

New Zealand–0.97%
New Zealand Government Bond,
Series 0526, 0.50%, 05/15/2026	NZD	442,000	253,024

Series 0532, 2.00%, 05/15/2032	NZD	181,000	100,867

			353,891

Norway–2.72%
Norway Government Bond,
Series 475, 2.00%, 05/24/2023(b)	NOK	3,480,000	372,065

Series 479, 1.75%, 02/17/2027(b)	NOK	4,029,000	412,765

Series 484, 2.13%, 05/18/2032(b)	NOK	2,073,000	208,839

			993,669

Poland–0.43%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	157,142

	Principal Amount		Value

Romania–0.26%
NE Property B.V., 1.88%, 10/09/2026(b)	EUR	100,000	$96,546

Russia–0.00%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033(e)	RUB	10,543,000	0

South Korea–0.80%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	136,224

Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	77,714

Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	77,821

			291,759

Spain–0.86%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	102,985

Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	108,010

Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	102,095

			313,090

Sweden–4.85%
Balder Finland OYJ, 1.00%, 01/20/2029(b)	EUR	100,000	89,917

Svenska Handelsbanken AB, 1.13%, 12/14/2022(b)	EUR	106,000	112,710

Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	103,496

Sweden Government Bond, Series 1056, 2.25%, 06/01/2032(b)	SEK	1,945,000	207,905

Series 1057, 1.50%, 11/13/2023(b)	SEK	4,025,000	412,068

Series 1059, 1.00%, 11/12/2026(b)	SEK	7,940,000	788,077

Telia Co. AB, 3.88%, 10/01/2025(b)	EUR	50,000	56,873

			1,771,046

Switzerland–4.73%
Swiss Confederation Government Bond,
4.00%, 02/11/2023(b)	CHF	107,000	113,872

3.25%, 06/27/2027(b)	CHF	999,000	1,173,698

2.25%, 06/22/2031(b)	CHF	357,000	413,885

4.00%, 01/06/2049(b)	CHF	14,000	24,818

			1,726,273

Thailand–0.10%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	36,735

United Kingdom–3.75%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	94,078

BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	104,810

CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	99,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco World Bond Factor Fund

	Principal Amount		Value

United Kingdom–(continued)
Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	$106,180

Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	102,289

NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	104,825

United Kingdom Gilt,

0.75%, 07/22/2023(b)	GBP	233,000	290,450

0.63%, 06/07/2025(b)	GBP	54,769	66,841

0.63%, 10/22/2050(b)	GBP	455,442	401,053

			1,370,114

United States–1.72%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	106,034

Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	101,853

Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	104,697

Goldman Sachs Group, Inc. (The),
0.13%, 08/19/2024(b)	EUR	60,000	61,398

0.25%, 01/26/2028(b)	EUR	47,000	43,746

Johnson & Johnson, 0.65%, 05/20/2024	EUR	100,000	105,371

Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	103,787

			626,886

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $25,594,212)			21,817,489

U.S. Dollar Denominated Bonds & Notes–23.51%
Australia–0.27%
Westpac Banking Corp.,
2.35%, 02/19/2025	$	65,000	63,245

3.35%, 03/08/2027		35,000	34,385

			97,630

Brazil–0.06%
Suzano Austria GmbH, 3.75%, 01/15/2031		25,000	21,696

Canada–0.67%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	92,403

Magna International, Inc., 3.63%, 06/15/2024		52,000	52,165

Suncor Energy, Inc., 3.10%, 05/15/2025		40,000	39,285

TransCanada PipeLines Ltd., 4.88%, 01/15/2026		60,000	61,907

			245,760

Chile–0.07%
Enel Generacion Chile S.A., 4.25%, 04/15/2024		25,000	24,850

France–0.29%
Sanofi, 3.38%, 06/19/2023		105,000	105,862

Japan–0.14%
Mitsubishi UFJ Financial Group, Inc., 4.29%, 07/26/2038		30,000	29,350

	Principal Amount	Value

Japan–(continued)
Sumitomo Mitsui Financial Group, Inc., 2.14%, 09/23/2030	$25,000	$20,437

		49,787

Mexico–0.42%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035	35,000	40,588

6.13%, 03/30/2040	100,000	113,615

		154,203

Netherlands–0.55%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041	85,000	97,226

Koninklijke KPN N.V., 8.38%, 10/01/2030	30,000	37,426

Shell International Finance B.V.,
6.38%, 12/15/2038	35,000	42,881

4.55%, 08/12/2043	25,000	25,091

		202,624

Switzerland–0.16%
Tyco Electronics Group S.A., 3.45%, 08/01/2024	60,000	60,111

United Kingdom–2.36%
Barclays PLC, 4.84%, 05/09/2028	200,000	197,022

BAT Capital Corp.,
3.56%, 08/15/2027	35,000	32,673

4.54%, 08/15/2047	60,000	47,652

5.28%, 04/02/2050	75,000	66,807

BP Capital Markets PLC,
2.75%, 05/10/2023	46,000	45,986

3.72%, 11/28/2028	35,000	34,301

British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	48,701	44,579

British Telecommunications PLC, 9.63%, 12/15/2030	20,000	25,607

HSBC Holdings PLC,
4.58%, 06/19/2029(c)	200,000	196,512

6.10%, 01/14/2042	48,000	54,565

Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	96,846

Reynolds American, Inc., 5.70%, 08/15/2035	18,000	17,788

		860,338

United States–18.52%
Adventist Health System, 2.95%, 03/01/2029	40,000	37,363

Aflac, Inc., 1.13%, 03/15/2026	50,000	45,593

Aircastle Ltd., 4.40%, 09/25/2023	55,000	55,269

Altria Group, Inc.,
4.40%, 02/14/2026	21,000	21,245

4.80%, 02/14/2029	74,000	73,432

5.95%, 02/14/2049	10,000	9,792

Amazon.com, Inc., 4.25%, 08/22/2057	40,000	39,874

American Express Co.,
2.50%, 07/30/2024	90,000	88,161

3.00%, 10/30/2024	50,000	49,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco World Bond Factor Fund

	Principal
	Amount	Value

United States–(continued)
American Honda Finance Corp., 2.15%, 09/10/2024	$65,000	$63,488

American Water Capital Corp., 6.59%, 10/15/2037	14,000	17,110

Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	44,575

AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	49,954

Appalachian Power Co., 7.00%, 04/01/2038	25,000	30,004

Apple, Inc.,
3.25%, 02/23/2026	35,000	34,958

4.45%, 05/06/2044	35,000	36,040

2.85%, 08/05/2061	45,000	33,906

Athene Holding Ltd., 4.13%, 01/12/2028	20,000	19,274

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.08%, 12/15/2047	75,000	66,996

Bank of America Corp.,
4.20%, 08/26/2024	188,000	189,912

4.00%, 01/22/2025	30,000	30,017

4.45%, 03/03/2026	35,000	35,083

Berkshire Hathaway Finance Corp., 5.75%, 01/15/2040	25,000	28,715

BGC Partners, Inc., 3.75%, 10/01/2024	36,000	35,664

Boeing Co. (The),
2.25%, 06/15/2026	100,000	91,528

2.70%, 02/01/2027	29,000	26,739

6.63%, 02/15/2038	92,000	100,128

Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	66,571

Broadcom, Inc., 4.93%, 05/15/2037(b)	25,000	23,397

California Institute of Technology, 4.70%, 11/01/2111	22,000	21,903

Capital One Financial Corp., 3.20%, 02/05/2025	75,000	73,793

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	58,805

Chevron USA, Inc., 3.85%, 01/15/2028	30,000	30,259

Cigna Corp., 4.50%, 02/25/2026	55,000	56,131

Citigroup, Inc.,
3.75%, 06/16/2024	45,000	45,385

8.13%, 07/15/2039	20,000	27,599

Collins Aerospace, 3.20%, 03/15/2024	51,000	51,114

Comcast Corp., 3.70%, 04/15/2024	87,000	87,921

CommonSpirit Health,
2.76%, 10/01/2024	65,000	63,705

1.55%, 10/01/2025	82,000	76,137

Constellation Energy Generation LLC, 6.25%, 10/01/2039	60,000	62,881

	Principal
	Amount	Value

United States–(continued)
Corning, Inc., 5.85%, 11/15/2068	$13,000	$14,193

Cummins, Inc., 4.88%, 10/01/2043	55,000	55,967

Dell International LLC/EMC Corp., 6.02%, 06/15/2026	75,000	79,286

Dignity Health, 5.27%, 11/01/2064	25,000	25,657

Discovery Communications LLC, 3.95%, 06/15/2025	150,000	148,865

Duke Energy Corp., 3.25%, 01/15/2082(c)	25,000	21,280

DuPont de Nemours, Inc., 4.49%, 11/15/2025	65,000	66,233

Eaton Vance Corp., 3.63%, 06/15/2023	52,000	52,525

Eli Lilly and Co., 5.50%, 03/15/2027	75,000	80,855

Energy Transfer L.P., 4.95%, 05/15/2028	35,000	34,980

Enstar Group Ltd., 3.10%, 09/01/2031	25,000	20,991

Expedia Group, Inc., 4.63%, 08/01/2027	16,000	16,098

Exxon Mobil Corp., 3.18%, 03/15/2024	52,000	52,299

Federal Realty Investment Trust, 3.95%, 01/15/2024	45,000	45,297

FedEx Corp., 4.75%, 11/15/2045	107,000	101,952

Fifth Third Bancorp, 2.38%, 01/28/2025	50,000	48,271

FS KKR Capital Corp., 4.63%, 07/15/2024	25,000	25,010

General Motors Co., 6.75%, 04/01/2046	93,000	100,762

Georgia-Pacific LLC, 8.88%, 05/15/2031	15,000	20,177

Gilead Sciences, Inc., 3.70%, 04/01/2024	84,000	84,491

GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	20,000	20,033

Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	187,786

Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	22,700

Hasbro, Inc., 6.35%, 03/15/2040	50,000	54,874

HCA, Inc., 5.25%, 06/15/2026	100,000	103,161

Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	31,834

Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	15,000	13,507

HP, Inc., 6.00%, 09/15/2041	31,000	32,315

Intel Corp., 4.95%, 03/25/2060	41,000	43,616

International Business Machines Corp., 7.13%, 12/01/2096	43,000	59,048

IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	65,005

JPMorgan Chase & Co., 3.88%, 09/10/2024	115,000	115,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco World Bond Factor Fund

	Principal Amount	Value

United States–(continued)
Kemper Corp., 3.80%, 02/23/2032	$25,000	$22,403

KLA Corp., 4.65%, 11/01/2024	47,000	48,177

Kohl’s Corp., 5.55%, 07/17/2045	68,000	65,900

Marsh & McLennan Cos., Inc., 5.88%, 08/01/2033	25,000	28,045

MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	77,500

Microsoft Corp.,
3.13%, 11/03/2025	100,000	100,200

3.95%, 08/08/2056	41,000	39,832

Mid-America Apartments L.P., 1.10%, 09/15/2026	25,000	22,333

MidAmerican Energy Co., 6.75%, 12/30/2031	20,000	24,264

Morgan Stanley, 3.70%, 10/23/2024	85,000	85,255

NiSource, Inc., 3.60%, 05/01/2030	30,000	28,111

Nordstrom, Inc., 5.00%, 01/15/2044	88,000	73,117

Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	92,170

Oracle Corp.,
3.63%, 07/15/2023	50,000	50,407

2.50%, 04/01/2025	85,000	81,161

1.65%, 03/25/2026	40,000	36,183

4.10%, 03/25/2061	45,000	33,442

Pacific Gas and Electric Co.,
4.20%, 03/01/2029	25,000	23,384

4.40%, 03/01/2032	25,000	22,732

Paramount Global, 7.88%, 07/30/2030	35,000	41,309

Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	54,687

Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	94,269

Philip Morris International, Inc.,
2.10%, 05/01/2030	25,000	21,404

6.38%, 05/16/2038	30,000	34,005

4.50%, 03/20/2042	35,000	32,227

PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	50,500

PPG Industries, Inc., 1.20%, 03/15/2026	40,000	36,462

QUALCOMM, Inc., 2.90%, 05/20/2024	50,000	49,908

Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	40,153

San Diego Gas & Electric Co., 6.00%, 06/01/2039	50,000	57,361

Seagate HDD Cayman, 4.75%, 01/01/2025	50,000	49,687

Simon Property Group L.P., 6.75%, 02/01/2040	38,000	46,030

Southern California Edison Co.,
6.65%, 04/01/2029	75,000	81,887

6.00%, 01/15/2034	47,000	51,341

Series 2004-G, 5.75%, 04/01/2035	30,000	31,999

	Principal Amount	Value

United States–(continued)
Southern Power Co., 5.15%, 09/15/2041	$35,000	$34,155

Southwest Airlines Co., 3.00%, 11/15/2026	100,000	95,491

Spectra Energy Partners L.P., 4.75%, 03/15/2024	63,000	64,347

Spirit Realty L.P., 3.20%, 02/15/2031	30,000	26,740

Starbucks Corp., 3.85%, 10/01/2023	22,000	22,271

Stewart Information Services Corp., 3.60%, 11/15/2031	25,000	21,591

Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	52,449

Sysco Corp., 6.60%, 04/01/2050	46,000	54,789

Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	33,690

Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	56,076

Travelers Cos., Inc. (The), 6.25%, 06/15/2037	25,000	30,016

Truist Financial Corp., 2.50%, 08/01/2024	60,000	58,933

Union Electric Co., 8.45%, 03/15/2039	48,000	66,337

United Parcel Service, Inc., 2.20%, 09/01/2024	55,000	54,173

US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	35,672	33,816

Wachovia Corp., 7.57%, 08/01/2016(f)	82,000	91,723

Walmart, Inc., 3.30%, 04/22/2024	27,000	27,244

Waste Management, Inc., 3.13%, 03/01/2025	50,000	49,755

Wells Fargo & Co.,
4.10%, 06/03/2026	76,000	75,713

5.38%, 02/07/2035	90,000	97,071

Xilinx, Inc., 2.95%, 06/01/2024	40,000	39,739

		6,758,545

Total U.S. Dollar Denominated Bonds & Notes (Cost $9,463,378)		8,581,406

U.S. Government Sponsored Agency Mortgage-Backed Securities–9.82%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	638,680	591,984

4.50%, 09/01/2049 - 01/01/2050	37,139	37,897

3.00%, 01/01/2050 - 05/01/2050	226,129	215,342

2.00%, 01/01/2051 - 10/01/2051	554,171	490,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco World Bond Factor Fund

	Principal Amount	Value

Federal National Mortgage Association,
4.50%, 06/01/2049	$17,556	$17,886

3.00%, 10/01/2049 - 03/01/2050	180,795	172,426

2.50%, 01/01/2050 - 08/01/2050	450,001	413,667

2.00%, 03/01/2051 - 08/01/2051	491,791	435,239

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.25%, 03/25/2024(g)	1,467,285	25,691

Uniform Mortgage-Backed Securities, TBA,
2.00%, 05/01/2037(h)	420,000	393,539

2.50%, 05/01/2052(h)	579,000	528,221

3.00%, 05/01/2052(h)	278,000	262,168

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,934,156)		3,584,639

U.S. Treasury Securities–7.05%
U.S. Treasury Bills–0.33%
0.26 - 0.41%, 05/26/2022(i)(j)	$120,967	$120,967

U.S. Treasury Bonds–2.31%
1.63%, 11/15/2050	1,080,077	842,390

U.S. Treasury Notes–4.41%
0.25%, 09/30/2023	511,529	498,219

	Principal Amount	Value

U.S. Treasury Notes–(continued)
0.38%, 12/31/2025	$828,923	$768,217

1.13%, 02/15/2031	385,148	345,281

		1,611,717

Total U.S. Treasury Securities (Cost $2,926,644)		2,575,074

	Shares
Exchange-Traded Funds–1.11%
United States–1.11%
Invesco High Yield Bond Factor ETF(k) (Cost $446,307)	17,500	404,600

Money Market Funds–1.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(k)(l)	145,747	145,747

Invesco Liquid Assets Portfolio, Institutional Class, 0.29%(k)(l)	101,966	101,946

Invesco Treasury Portfolio, Institutional Class, 0.23%(k)(l)	166,568	166,568

Total Money Market Funds (Cost $414,258)		414,261

TOTAL INVESTMENTS IN SECURITIES–102.40% (Cost $42,778,955)		37,377,469

OTHER ASSETS LESS LIABILITIES–(2.40)%		(876,992)

NET ASSETS–100.00%		$36,500,477

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco World Bond Factor Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $15,563,909, which represented 42.64% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on April 30, 2022.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1N.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco High Yield Bond Factor ETF	$ 446,425	$ -	$ -	$(41,825)	$ -	$404,600	$ 11,604
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	349,902	2,541,813	(2,745,968)	-	-	145,747	36
Invesco Liquid Assets Portfolio, Institutional Class	240,290	1,815,581	(1,953,841)	3	(87)	101,946	42
Invesco Treasury Portfolio, Institutional Class	399,888	2,904,929	(3,138,249)	-	-	166,568	49
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	78,566	(78,566)	-	-	-	1*
Invesco Private Prime Fund	-	176,668	(176,668)	-	-	-	8*
Total	$1,436,505	$ 7,517,557	$ (8,093,292)	$(41,822)	$(87)	$818,861	$ 11,740

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Canada 10 Year Bonds	3	June-2022	$295,084	$(23,096)	$(23,096)

Euro-Bund	1	June-2022	162,030	(13,693)	(13,693)

Euro-Buxl 30 Year Bonds	3	June-2022	541,126	(93,615)	(93,615)

Japan 10 Year Bonds	1	June-2022	1,152,919	(8,168)	(8,168)

Long Gilt	5	June-2022	744,662	(24,583)	(24,583)

Subtotal–Long Futures Contracts				(163,155)	(163,155)

Short Futures Contracts

Interest Rate Risk

Euro-Schatz	1	June-2022	(116,198)	1,714	1,714

Total Futures Contracts				$(161,441)	$(161,441)

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

Currency Risk

06/15/2022	Bank of America, N.A.	CAD	312,620	USD	250,008	$6,682

06/15/2022	Bank of America, N.A.	INR	910,220	USD	11,883	49

06/15/2022	Bank of America, N.A.	JPY	3,669,160	USD	31,738	3,425

06/15/2022	Bank of America, N.A.	NOK	6,876,923	USD	765,902	32,618

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

06/15/2022	Bank of America, N.A.	PLN	17,000	USD	3,861	$46

06/15/2022	Bank of America, N.A.	USD	16,956	INR	1,308,680	59

06/15/2022	Barclays Bank PLC	CAD	387,220	USD	301,911	520

06/15/2022	Barclays Bank PLC	SEK	12,360,450	USD	1,273,532	13,282

06/15/2022	Barclays Bank PLC	SGD	7,340	USD	5,400	93

06/15/2022	BNP Paribas S.A.	GBP	1,054,659	USD	1,387,679	61,453

06/15/2022	BNP Paribas S.A.	USD	3,117	TRY	48,450	49

06/01/2022	Citibank, N.A.	USD	69,485	BRL	356,530	1,955

06/15/2022	Citibank, N.A.	CZK	87,000	USD	3,754	43

06/15/2022	Citibank, N.A.	EUR	228,000	USD	253,168	12,166

06/15/2022	Citibank, N.A.	IDR	1,121,294,120	USD	78,177	1,361

06/15/2022	Citibank, N.A.	KRW	2,816,300	USD	2,307	77

06/15/2022	Citibank, N.A.	NZD	914,201	USD	623,675	33,518

06/15/2022	Citibank, N.A.	PLN	540,000	USD	122,721	1,536

06/15/2022	Citibank, N.A.	SGD	12,080	USD	8,887	152

06/15/2022	Citibank, N.A.	USD	85,660	INR	6,628,000	515

06/15/2022	Citibank, N.A.	USD	4,358	MXN	92,750	150

06/15/2022	Deutsche Bank AG	IDR	592,238,880	USD	41,275	704

06/15/2022	Deutsche Bank AG	NOK	1,782,060	USD	203,652	13,632

06/15/2022	Deutsche Bank AG	SEK	20,221,451	USD	2,083,755	22,012

06/01/2022	Goldman Sachs International	BRL	82,610	USD	17,284	731

06/01/2022	Goldman Sachs International	USD	35,890	BRL	184,173	1,014

06/15/2022	Goldman Sachs International	CHF	76,790	USD	83,095	3,983

06/15/2022	Goldman Sachs International	CLP	8,414,590	USD	10,584	801

06/15/2022	Goldman Sachs International	EUR	8,063,521	USD	8,938,748	415,388

06/15/2022	Goldman Sachs International	GBP	276,729	USD	364,459	16,473

06/15/2022	Goldman Sachs International	HUF	1,498,714	USD	4,279	124

06/15/2022	Goldman Sachs International	NOK	8,034,000	USD	894,644	37,983

06/15/2022	Goldman Sachs International	USD	3,859	TRY	64,000	322

06/15/2022	Goldman Sachs International	ZAR	2,019,000	USD	131,909	4,643

06/15/2022	J.P. Morgan Chase Bank, N.A.	AUD	316,713	USD	232,009	8,063

06/15/2022	J.P. Morgan Chase Bank, N.A.	CAD	141,725	USD	113,769	3,458

06/15/2022	J.P. Morgan Chase Bank, N.A.	COP	9,270,356	USD	2,420	95

06/15/2022	J.P. Morgan Chase Bank, N.A.	EUR	38,560	USD	42,725	1,966

06/15/2022	J.P. Morgan Chase Bank, N.A.	INR	3,697,210	USD	48,260	190

06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	168,000	USD	8,361	196

06/15/2022	J.P. Morgan Chase Bank, N.A.	NOK	983,062	USD	109,623	4,800

06/15/2022	J.P. Morgan Chase Bank, N.A.	NZD	594,490	USD	405,482	21,712

06/15/2022	J.P. Morgan Chase Bank, N.A.	SGD	6,150	USD	4,524	77

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	47,867	INR	3,697,210	203

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	12,498	MXN	266,000	430

06/15/2022	Morgan Stanley and Co. International PLC	AUD	3,416,610	USD	2,502,913	87,043

06/15/2022	Morgan Stanley and Co. International PLC	CAD	617,090	USD	481,728	1,417

06/15/2022	Morgan Stanley and Co. International PLC	CHF	1,654,833	USD	1,792,955	88,084

06/15/2022	Morgan Stanley and Co. International PLC	NOK	5,970,453	USD	685,905	49,278

06/15/2022	Morgan Stanley and Co. International PLC	NZD	528,065	USD	360,202	19,312

06/15/2022	Royal Bank of Canada	EUR	252,000	USD	279,251	12,880

06/15/2022	Royal Bank of Canada	SEK	168,640	USD	17,378	184

06/15/2022	State Street Bank & Trust Co.	CHF	318,330	USD	344,867	16,912

06/15/2022	UBS AG	AUD	279,770	USD	204,931	7,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

06/15/2022	UBS AG	JPY	95,942,009	USD	816,458	$76,129

06/15/2022	UBS AG	KRW	12,266,700	USD	10,045	335

06/15/2022	UBS AG	NZD	242,902	USD	165,696	8,891

06/15/2022	UBS AG	SGD	34,050	USD	25,042	423

06/15/2022	UBS AG	USD	93,750	TRY	1,536,750	6,643

Subtotal–Appreciation						1,103,387

Currency Risk

06/15/2022	Bank of America, N.A.	MXN	97,400	USD	4,576	(157)

06/15/2022	Bank of America, N.A.	USD	278,470	CAD	357,130	(500)

06/15/2022	Bank of America, N.A.	USD	396,585	EUR	357,110	(19,110)

06/15/2022	Bank of America, N.A.	USD	4,012	PLN	17,000	(197)

06/15/2022	Barclays Bank PLC	USD	532,013	SEK	4,972,250	(25,051)

06/15/2022	Barclays Bank PLC	USD	136,749	SGD	185,880	(2,348)

06/15/2022	Barclays Bank PLC	USD	73,361	THB	2,424,000	(2,546)

06/15/2022	BNP Paribas S.A.	TRY	48,450	USD	2,914	(251)

06/15/2022	BNP Paribas S.A.	USD	11,790	GBP	9,000	(473)

06/15/2022	Citibank, N.A.	INR	192,560	USD	2,489	(15)

06/15/2022	Citibank, N.A.	USD	49,447	CZK	1,146,000	(561)

06/15/2022	Citibank, N.A.	USD	179,538	EUR	161,690	(8,628)

06/15/2022	Citibank, N.A.	USD	114,155	IDR	1,638,020,468	(1,942)

06/15/2022	Citibank, N.A.	USD	122,878	KRW	150,950,000	(3,381)

06/15/2022	Citibank, N.A.	USD	514,569	NZD	735,300	(39,900)

06/15/2022	Citibank, N.A.	USD	4,091	PLN	18,000	(51)

06/15/2022	Citibank, N.A.	USD	6,109	SGD	8,290	(115)

06/15/2022	Deutsche Bank AG	USD	777,053	GBP	590,540	(34,453)

06/15/2022	Deutsche Bank AG	USD	2,139	IDR	30,687,000	(37)

06/15/2022	Deutsche Bank AG	USD	902,673	NOK	8,104,810	(38,461)

06/15/2022	Deutsche Bank AG	USD	791,233	SEK	7,452,680	(31,371)

06/15/2022	Goldman Sachs International	USD	263,211	CHF	242,940	(12,925)

06/15/2022	Goldman Sachs International	USD	33,628	CLP	27,593,540	(1,549)

06/15/2022	Goldman Sachs International	USD	6,988,075	EUR	6,295,000	(334,090)

06/15/2022	Goldman Sachs International	USD	500,043	GBP	380,000	(22,196)

06/15/2022	Goldman Sachs International	USD	42,594	HUF	14,759,410	(1,668)

06/15/2022	Goldman Sachs International	USD	548,898	NOK	4,929,160	(23,304)

06/15/2022	Goldman Sachs International	USD	134,873	ZAR	2,062,380	(4,873)

06/15/2022	J.P. Morgan Chase Bank, N.A.	MXN	4,572,100	USD	214,825	(7,388)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	120,478	AUD	160,633	(6,895)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	123,039	CAD	157,816	(203)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	21,012	EUR	19,000	(929)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	460,476	JPY	53,235,108	(49,693)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	3,870	MXN	77,750	(91)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	4,931	NOK	44,272	(210)

06/15/2022	J.P. Morgan Chase Bank, N.A.	USD	350,110	NZD	512,800	(19,074)

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,841,724	AUD	2,498,267	(75,209)

06/15/2022	Morgan Stanley and Co. International PLC	USD	459,286	CAD	589,077	(780)

06/15/2022	Morgan Stanley and Co. International PLC	USD	84,479	CHF	78,000	(4,120)

06/15/2022	Morgan Stanley and Co. International PLC	USD	1,704,184	GBP	1,295,203	(75,474)

06/15/2022	Morgan Stanley and Co. International PLC	USD	288,396	NOK	2,589,164	(12,315)

06/15/2022	Morgan Stanley and Co. International PLC	USD	200	PLN	879	(2)

06/15/2022	Morgan Stanley and Co. International PLC	USD	100,118	SEK	971,580	(1,058)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts–(continued)

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

06/15/2022	Royal Bank of Canada	USD	40,553	COP	155,344,000	$(1,586)

06/15/2022	Royal Bank of Canada	USD	18,040	SEK	168,640	(846)

06/15/2022	State Street Bank & Trust Co.	USD	80,596	EUR	73,000	(3,433)

06/15/2022	State Street Bank & Trust Co.	USD	71,614	JPY	8,279,392	(7,726)

06/15/2022	UBS AG	TRY	39,000	USD	2,366	(181)

06/15/2022	UBS AG	USD	3,187,655	CNY	20,306,000	(131,870)

06/15/2022	UBS AG	USD	84,836	EUR	76,383	(4,097)

06/15/2022	UBS AG	USD	435,539	GBP	331,220	(19,032)

06/15/2022	UBS AG	USD	2,135,338	JPY	251,575,600	(194,079)

06/15/2022	UBS AG	USD	9,986	KRW	12,266,700	(275)

06/15/2022	UBS AG	USD	77,435	NZD	112,190	(5,011)

06/15/2022	UBS AG	USD	984	THB	32,499	(34)

Subtotal–Depreciation						(1,231,764)

Total Forward Foreign Currency Contracts						$(128,377)

Open Centrally Cleared Interest Rate Swap Agreements(a)

Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Receive	SONIA	Annually	(1.25)%	Annually	09/30/2051	GBP	6,000	$(559)	$771	$1,330

Receive	SONIA	Annually	(1.08)	Annually	11/30/2023	GBP	86,000	(342)	1,785	2,127

Receive	3 Month NDBB	Quarterly	(1.29)	Semi-Annually	08/31/2023	NZD	160,000	(20)	2,995	3,015

Receive	6 Month NIBOR	Semi-Annually	(1.27)	Annually	08/31/2031	NOK	302,000	931	4,431	3,500

Receive	6 Month EUR LIBOR	Semi-Annually	(0.49)	Annually	08/31/2023	EUR	383,000	561	5,277	4,716

Receive	6 Month NIBOR	Semi-Annually	(1.04)	Annually	08/31/2026	NOK	800,000	1,575	6,297	4,722

Receive	6 Month NIBOR	Semi-Annually	(1.90)	Annually	01/06/2027	NOK	1,248,000	11	5,593	5,582

Receive	6 Month NIBOR	Semi-Annually	(1.94)	Annually	01/06/2032	NOK	654,000	5	5,919	5,914

Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Annually	11/30/2023	EUR	656,000	210	11,888	11,678

Receive	3 Month NDBB	Quarterly	(2.64)	Semi-Annually	01/06/2032	NZD	213,000	1,079	14,165	13,086

Receive	SARON	Semi-Annually	(0.33)	Annually	12/02/2026	CHF	268,000	48	15,036	14,988

Receive	SARON	Annually	(0.04)	Annually	02/02/2027	CHF	406,000	–	15,340	15,340

Pay	China 7-Day Reverse Repo Rate	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	–	15,833	15,833

Receive	3 Month USD LIBOR	Quarterly	(0.67)	Semi-Annually	10/08/2024	USD	317,000	–	17,796	17,796

Pay	China 7-Day Reverse Repo Rate	Quarterly	2.59	Quarterly	10/29/2025	CNY	20,000,000	–	19,429	19,429

Receive	3 Month STIBOR	Quarterly	(1.15)	Annually	02/02/2032	SEK	1,956,000	576	20,526	19,950

Receive	3 Month USD LIBOR	Quarterly	(1.81)	Semi-Annually	10/08/2051	USD	113,000	–	21,622	21,622

Receive	3 Month NDBB	Quarterly	(1.07)	Semi-Annually	04/09/2026	NZD	334,523	624	22,548	21,924

Receive	SONIA	Annually	(1.18)	Annually	09/30/2031	GBP	192,000	(7,666)	15,724	23,390

Receive	3 Month NDBB	Quarterly	(1.81)	Semi-Annually	08/03/2031	NZD	920,000	8,106	97,381	89,275

Receive	3 Month NDBB	Quarterly	(1.46)	Semi-Annually	08/03/2026	NZD	1,780,000	8,399	111,880	103,481

Subtotal – Appreciation								13,538	432,236	418,698

Interest Rate Risk

Pay	3 Month CDOR	Semi-Annually	1.83	Semi-Annually	12/02/2026	CAD	177,000	–	(7,765)	(7,765)

Pay	TONAR	Annually	0.06	Annually	03/01/2024	JPY	51,556,000	560	189	(371)

Pay	3 Month STIBOR	Annually	0.49	Quaterly	02/08/2031	SEK	171	(1)	(3)	(2)

Subtotal – Depreciation								559	(7,579)	(8,138)

Total Centrally Cleared Interest Rate Swap Agreements								$14,097	$424,657	$410,560

(a)	Centrally cleared swap agreements collateralized by $143,000 cash held with Credit Suisse Securities (USA) LLC.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco World Bond Factor Fund

Abbreviations:
AUD	–Australian Dollar
BRL	–Brazilian Real
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CHF	–Swiss Franc
CLP	–Chile Peso
CNY	–Chinese Yuan Renminbi
COP	–Colombia Peso
CZK	–Czech Koruna
EUR	–Euro
GBP	–British Pound Sterling
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
LIBOR	–London Interbank Offered Rate
MXN	–Mexican Peso
NDBB	–New Zealand Dollar Bank Bill
NIBOR	–Norwegian Interbank Offered Rate
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PLN	–Polish Zloty
SARON	–Swiss Average Rate Overnight
SEK	–Swedish Krona
SGD	–Singapore Dollar
SONIA	–Sterling Overnight Index Average
STIBOR	–Stockholm Interbank Offered Rate
THB	–Thai Baht
TONAR	–Tokyo Overnight Average Rate
TRY	–Turkish Lira
USD	–U.S. Dollar
ZAR	–South African Rand

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2022

Sovereign Debt	44.52%

Financials	13.26

Collateralized Mortgage Obligations	9.82

U.S. Treasury Securities	7.05

Industrials	3.18

Utilities	3.14

Consumer Discretionary	3.11

Information Technology	3.02

Health Care	2.71

Consumer Staples	2.63

Communication Services	2.44

Energy	2.42

Other Sectors, Each Less than 2% of Net Assets	3.97

Money Market Funds Plus Other Assets Less Liabilities	(1.27)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco World Bond Factor Fund

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $41,918,390)	$36,558,608

Investments in affiliates, at value (Cost $ 860,565)	818,861

Other investments:
Variation margin receivable–centrally cleared swap agreements	21,317

Unrealized appreciation on forward foreign currency contracts outstanding	1,103,387

Deposits with brokers:
Cash collateral – centrally cleared swap agreements	143,000

Foreign currencies, at value (Cost $90,399)	91,207

Receivable for:
Fund shares sold	20,232

Dividends	72

Interest	281,012

Investment for trustee deferred compensation and retirement plans	28,331

Other assets	53,887

Total assets	39,119,914

Liabilities:
Other investments:
Variation margin payable - futures contracts	8,853

Unrealized depreciation on forward foreign currency contracts outstanding	1,231,764

Payable for:
TBA sales commitment	1,211,062

Fund shares reacquired	43,561

Amount due custodian	9,256

Accrued foreign taxes	189

Accrued fees to affiliates	18,653

Accrued other operating expenses	65,420

Trustee deferred compensation and retirement plans	30,679

Total liabilities	2,619,437

Net assets applicable to shares outstanding	$36,500,477

Net assets consist of:
Shares of beneficial interest	$42,210,666

Distributable earnings (loss)	(5,710,189)

$36,500,477

Net Assets:
Class A	$19,877,042

Class C	$1,611,646

Class Y	$13,669,350

Class R5	$746

Class R6	$1,341,693

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,143,981

Class C	174,247

Class Y	1,475,251

Class R5	81

Class R6	144,651

Class A:
Net asset value per share	$9.27

Maximum offering price per share (Net asset value of $9.27 ÷ 95.75%)	$9.68

Class C:
Net asset value and offering price per share	$9.25

Class Y:
Net asset value and offering price per share	$9.27

Class R5:
Net asset value and offering price per share	$9.21

Class R6:
Net asset value and offering price per share	$9.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco World Bond Factor Fund

Statement of Operations

For the six months ended April 30, 2022

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $1,211)	$226,253

Dividends from affiliates (includes securities lending income of $17)	11,748

Total investment income	238,001

Expenses:
Advisory fees	55,951

Administrative services fees	3,003

Custodian fees	39,605

Distribution fees:
Class A	28,169

Class C	9,179

Transfer agent fees – A, C and Y	37,056

Transfer agent fees – R6	213

Trustees’ and officers’ fees and benefits	8,535

Registration and filing fees	32,708

Professional services fees	29,688

Other	3,862

Total expenses	247,969

Less: Fees waived and/or expenses reimbursed	(149,837)

Net expenses	98,132

Net investment income	139,869

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(864,355)

Affiliated investment securities	(87)

Foreign currencies	11,829

Forward foreign currency contracts	100,594

Futures contracts	(104,118)

Swap agreements	16,721

(839,416)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $624)	(4,708,233)

Affiliated investment securities	(41,822)

Foreign currencies	1,495

Forward foreign currency contracts	103,030

Futures contracts	(105,597)

Swap agreements	255,103

(4,496,024)

Net realized and unrealized gain (loss)	(5,335,440)

Net increase (decrease) in net assets resulting from operations	$(5,195,571)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco World Bond Factor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	April 30,	October 31,
	2022	2021

Operations:
Net investment income	$139,869	$240,062

Net realized gain (loss)	(839,416)	1,250,504

Change in net unrealized appreciation (depreciation)	(4,496,024)	(1,776,023)

Net increase (decrease) in net assets resulting from operations	(5,195,571)	(285,457)

Distributions to shareholders from distributable earnings:
Class A	(328,526)	(598,985)

Class C	(20,450)	(38,984)

Class Y	(247,542)	(362,187)

Class R5	(13)	(23)

Class R6	(19,847)	(16,326)

Total distributions from distributable earnings	(616,378)	(1,016,505)

Share transactions–net:
Class A	(1,122,520)	(1,284,998)

Class C	(214,526)	(346,200)

Class Y	(489,730)	5,128,819

Class R6	321,426	971,470

Net increase (decrease) in net assets resulting from share transactions	(1,505,350)	4,469,091

Net increase (decrease) in net assets	(7,317,299)	3,167,129

Net assets:
Beginning of period	43,817,776	40,650,647

End of period	$36,500,477	$43,817,776

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco World Bond Factor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/22	$10.71	$0.03	$(1.32)	$(1.29)	$(0.13)	$(0.02)	$–	$(0.15)	$9.27	(12.22)%	$19,877	0.54	%(d)	1.26	%(d)	0.61	%(d)	60%
Year ended 10/31/21	11.01	0.05	(0.10)	(0.05)	(0.12)	(0.13)	–	(0.25)	10.71	(0.49)	24,150	0.54		1.25		0.49		165
Year ended 10/31/20	10.61	0.13	0.45	0.58	(0.18)	–	–	(0.18)	11.01	5.56	26,165	0.64		1.49		1.21		191
Year ended 10/31/19	9.66	0.30	0.92	1.22	(0.11)	–	(0.16)	(0.27)	10.61	12.83	20,458	0.94		2.08		2.97		177
Year ended 10/31/18	10.43	0.33	(0.83)	(0.50)	(0.21)	–	(0.06)	(0.27)	9.66	(4.89)	18,347	0.93		2.21		3.25		131
Year ended 10/31/17	10.44	0.33	(0.07)	0.26	(0.04)	–	(0.23)	(0.27)	10.43	2.63	22,150	0.95		2.21		3.22		245
Class C
Six months ended 04/30/22	10.68	(0.01)	(1.31)	(1.32)	(0.09)	(0.02)	–	(0.11)	9.25	(12.50)	1,612	1.29	(d)	2.01	(d)	(0.14	)(d)	60
Year ended 10/31/21	10.98	(0.03)	(0.10)	(0.13)	(0.04)	(0.13)	–	(0.17)	10.68	(1.24)	2,079	1.29		2.00		(0.26)		165
Year ended 10/31/20	10.59	0.05	0.45	0.50	(0.11)	–	–	(0.11)	10.98	4.74	2,482	1.39		2.24		0.46		191
Year ended 10/31/19	9.64	0.22	0.93	1.15	(0.08)	–	(0.12)	(0.20)	10.59	12.01	2,046	1.69		2.83		2.22		177
Year ended 10/31/18	10.41	0.26	(0.84)	(0.58)	(0.15)	–	(0.04)	(0.19)	9.64	(5.62)	3,591	1.68		2.96		2.50		131
Year ended 10/31/17	10.42	0.25	(0.07)	0.18	(0.03)	–	(0.16)	(0.19)	10.41	1.80	4,147	1.70		2.96		2.47		245
Class Y
Six months ended 04/30/22	10.70	0.04	(1.31)	(1.27)	(0.14)	(0.02)	–	(0.16)	9.27	(12.03)	13,669	0.29	(d)	1.01	(d)	0.86	(d)	60
Year ended 10/31/21	11.01	0.08	(0.11)	(0.03)	(0.15)	(0.13)	–	(0.28)	10.70	(0.33)	16,365	0.29		1.00		0.74		165
Year ended 10/31/20	10.61	0.16	0.44	0.60	(0.20)	–	–	(0.20)	11.01	5.81	11,717	0.39		1.24		1.46		191
Year ended 10/31/19	9.65	0.33	0.93	1.26	(0.12)	–	(0.18)	(0.30)	10.61	13.23	2,783	0.69		1.83		3.22		177
Year ended 10/31/18	10.42	0.36	(0.83)	(0.47)	(0.23)	–	(0.07)	(0.30)	9.65	(4.66)	2,903	0.68		1.96		3.50		131
Year ended 10/31/17	10.44	0.35	(0.07)	0.28	(0.04)	–	(0.26)	(0.30)	10.42	2.81	5,797	0.70		1.96		3.47		245
Class R5
Six months ended 04/30/22	10.63	0.05	(1.31)	(1.26)	(0.14)	(0.02)	–	(0.16)	9.21	(12.02)	1	0.29	(d)	0.86	(d)	0.86	(d)	60
Year ended 10/31/21	10.94	0.08	(0.11)	(0.03)	(0.15)	(0.13)	–	(0.28)	10.63	(0.34)	1	0.29		0.85		0.74		165
Year ended 10/31/20	10.56	0.15	0.43	0.58	(0.20)	–	–	(0.20)	10.94	5.64	1	0.39		1.11		1.46		191
Year ended 10/31/19	9.64	0.33	0.89	1.22	(0.12)	–	(0.18)	(0.30)	10.56	12.81	1	0.69		1.60		3.22		177
Year ended 10/31/18	10.42	0.36	(0.84)	(0.48)	(0.23)	–	(0.07)	(0.30)	9.64	(4.75)	1	0.68		1.73		3.50		131
Year ended 10/31/17	10.44	0.36	(0.08)	0.28	(0.04)	–	(0.26)	(0.30)	10.42	2.81	1	0.70		1.77		3.47		245
Class R6
Six months ended 04/30/22	10.71	0.04	(1.31)	(1.27)	(0.14)	(0.02)	–	(0.16)	9.28	(12.02)	1,342	0.29	(d)	0.86	(d)	0.86	(d)	60
Year ended 10/31/21	11.02	0.08	(0.11)	(0.03)	(0.15)	(0.13)	–	(0.28)	10.71	(0.33)	1,224	0.29		0.85		0.74		165
Year ended 10/31/20	10.62	0.15	0.46	0.61	(0.21)	–	–	(0.21)	11.02	5.81	286	0.39		1.11		1.46		191
Year ended 10/31/19	9.66	0.33	0.93	1.26	(0.12)	–	(0.18)	(0.30)	10.62	13.21	138	0.69		1.60		3.22		177
Year ended 10/31/18	10.43	0.35	(0.82)	(0.47)	(0.23)	–	(0.07)	(0.30)	9.66	(4.65)	106	0.68		1.73		3.50		131
Year ended 10/31/17	10.44	0.36	(0.07)	0.29	(0.04)	–	(0.26)	(0.30)	10.43	2.91	11	0.70		1.77		3.47		245

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco World Bond Factor Fund

Notes to Financial Statements
April 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco World Bond Factor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

20	Invesco World Bond Factor Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon (the “BNYM”) also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no securities lending transactions with the Adviser.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar

21	Invesco World Bond Factor Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in

22	Invesco World Bond Factor Fund

a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

O.

LIBOR Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Q.

Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

R.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond

23	Invesco World Bond Factor Fund

markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

S.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 2 billion	0.270%

Over $2 billion	0.250%

For the six months ended April 30, 2022, the effective advisory fee rate incurred by the Fund was 0.27%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.54%, 1.29%, 0.29%, 0.29% and 0.29%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2022, the Adviser waived advisory fees of $55,951 and reimbursed fund level expenses of $56,618 and reimbursed class level expenses of $20,839, $1,698, $14,518, $0 and $213 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2022, IDI advised the Fund that IDI retained $637 in front-end sales commissions from the sale of Class A shares and $29 and $101 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

24	Invesco World Bond Factor Fund

Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Non-U.S. Dollar Denominated Bonds & Notes	$ –	$21,817,489	$0	$21,817,489

U.S. Dollar Denominated Bonds & Notes	–	8,581,406	–	8,581,406

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	3,584,639	–	3,584,639

U.S. Treasury Securities	–	2,575,074	–	2,575,074

Exchange-Traded Funds	404,600	–	–	404,600

Money Market Funds	414,261	–	–	414,261

Total Investments in Securities	818,861	36,558,608	0	37,377,469

Other Investments - Assets*

Futures Contracts	1,714	–	–	1,714

Forward Foreign Currency Contracts	–	1,103,387	–	1,103,387

Swap Agreements	–	418,698	–	418,698

	1,714	1,522,085	–	1,523,799

Other Investments - Liabilities*

Futures Contracts	(163,155)	–	–	(163,155)

Forward Foreign Currency Contracts	–	(1,231,764)	–	(1,231,764)

Swap Agreements	–	(8,138)	–	(8,138)

	(163,155)	(1,239,902)	–	(1,403,057)

Total Other Investments	(161,441)	282,183	–	120,742

Total Investments	$657,420	$36,840,791	$0	$37,498,211

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2022:

	Value

Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$1,714	$1,714

Unrealized appreciation on swap agreements – Centrally Cleared(a)	–	418,698	418,698

Unrealized appreciation on forward foreign currency contracts outstanding	1,103,387	–	1,103,387

Total Derivative Assets	1,103,387	420,412	1,523,799

Derivatives not subject to master netting agreements	–	(420,412)	(420,412)

Total Derivative Assets subject to master netting agreements	$1,103,387	$–	$1,103,387

25	Invesco World Bond Factor Fund

	Value

Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$(163,155)	$(163,155)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	–	(8,138)	(8,138)

Unrealized depreciation on forward foreign currency contracts outstanding	(1,231,764)	–	(1,231,764)

Total Derivative Liabilities	(1,231,764)	(171,293)	(1,403,057)

Derivatives not subject to master netting agreements	–	171,293	171,293

Total Derivative Liabilities subject to master netting agreements	$(1,231,764)	$–	$(1,231,764)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$ 42,879	$ (19,964)	$ 22,915	$–	$–	$22,915

Barclays Bank PLC	13,895	(29,945)	(16,050)	–	–	(16,050)

BNP Paribas S.A.	61,502	(724)	60,778	–	–	60,778

Citibank, N.A.	51,473	(54,593)	(3,120)	–	–	(3,120)

Deutsche Bank AG	36,348	(104,322)	(67,974)	–	–	(67,974)

Goldman Sachs International	481,462	(400,605)	80,857	–	–	80,857

J.P. Morgan Chase Bank, N.A.	41,190	(84,483)	(43,293)	–	–	(43,293)

Morgan Stanley and Co. International PLC	245,134	(168,958)	76,176	–	–	76,176

Royal Bank of Canada	13,064	(2,432)	10,632	–	–	10,632

State Street Bank & Trust Co.	16,912	(11,159)	5,753	–	–	5,753

UBS AG	99,528	(354,579)	(255,051)	–	–	(255,051)

Total	$1,103,387	$(1,231,764)	$(128,377)	$–	$–	$(128,377)

Effect of Derivative Investments for the six months ended April 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$100,594	$-	$100,594

Futures contracts	-	(104,118)	(104,118)

Swap agreements	-	16,721	16,721

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	103,030	-	103,030

Futures contracts	-	(105,597)	(105,597)

Swap agreements	-	255,103	255,103

Total	$203,624	$62,109	$265,733

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements

Average notional value	$51,860,282	$3,507,515	$10,435,174

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

26	Invesco World Bond Factor Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2022 was $16,690,912 and $16,315,627, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,570,713

Aggregate unrealized (depreciation) of investments	(6,706,523)

Net unrealized appreciation (depreciation) of investments	$(5,135,810)

Cost of investments for tax purposes is $42,634,021.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2022(a)		Year ended October 31, 2021(a)
	Shares	Amount	Shares	Amount

Sold:
Class A	125,112	$1,285,477	445,039	$4,926,597

Class C	16,985	171,208	57,595	632,108

Class Y	283,943	2,925,741	936,589	10,306,720

Class R6	34,977	364,599	94,190	1,036,295

Issued as reinvestment of dividends:
Class A	28,625	299,098	49,932	553,308

Class C	1,540	16,195	3,097	34,438

Class Y	17,249	179,679	26,094	288,436

Class R6	1,894	19,683	1,459	16,039

Automatic conversion of Class C shares to Class A shares:
Class A	2,557	26,173	39,260	435,539

Class C	(2,562)	(26,173)	(39,358)	(435,539)

Reacquired:
Class A	(267,457)	(2,733,268)	(655,265)	(7,200,442)

Class C	(36,314)	(375,756)	(52,733)	(577,207)

Class Y	(354,929)	(3,595,150)	(498,338)	(5,466,337)

Class R6	(6,460)	(62,856)	(7,390)	(80,864)

Net increase (decrease) in share activity	(154,840)	$(1,505,350)	400,171	$4,469,091

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27	Invesco World Bond Factor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$877.80	$2.51	$1,022.12	$2.71	0.54%
Class C	1,000.00	875.00	6.00	1,018.40	6.46	1.29
Class Y	1,000.00	879.70	1.35	1,023.36	1.45	0.29
Class R5	1,000.00	879.80	1.35	1,023.36	1.45	0.29
Class R6	1,000.00	879.80	1.35	1,023.36	1.45	0.29

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2021 through April 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

28	Invesco World Bond Factor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05426 and 033-19338	Invesco Distributors, Inc.	WBD-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 16, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 16, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	July 6, 2022